DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2070 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Dimensional VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 1/31/25
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (57.9%)
U.S. Core Equity 1 Portfolio	1,249,357	$55,708,811
U.S. Large Company Portfolio	1,389,330	55,670,458
TOTAL DOMESTIC EQUITIES		111,379,269
INTERNATIONAL EQUITIES — (20.9%)
Large Cap International Portfolio	671,300	18,715,842
Emerging Markets Core Equity Portfolio	520,936	12,179,492
International Core Equity Portfolio	584,653	9,342,751
TOTAL INTERNATIONAL EQUITIES		40,238,085
FIXED INCOME (DOMESTIC) — (0.2%)
DFA LTIP Portfolio	87,583	481,707
FIXED INCOME (INTERNATIONAL) — (20.9%)
DFA Two-Year Global Fixed Income Portfolio	2,058,159	20,087,628
DFA Short-Term Extended Quality Portfolio	1,925,947	20,087,627
TOTAL FIXED INCOME (INTERNATIONAL)		40,175,255
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $136,470,195)		$192,274,316
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $173,626)	173,626	173,626
TOTAL INVESTMENTS — (100.0%) (Cost $136,643,821)^^		$192,447,942
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$192,274,316	—	—	$192,274,316
Temporary Cash Investments	173,626	—	—	173,626
Total Investments in Securities	$192,447,942	—	—	$192,447,942

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (67.6%)
U.S. Large Company Portfolio	1,449,487	$58,080,937
U.S. Core Equity 1 Portfolio	1,301,445	58,031,437
TOTAL DOMESTIC EQUITIES		116,112,374
INTERNATIONAL EQUITIES — (24.4%)
Large Cap International Portfolio	698,660	19,478,651
Emerging Markets Core Equity Portfolio	547,323	12,796,397
International Core Equity Portfolio	605,502	9,675,921
TOTAL INTERNATIONAL EQUITIES		41,950,969
FIXED INCOME (INTERNATIONAL) — (7.9%)
DFA Short-Term Extended Quality Portfolio	653,408	6,815,046
DFA Two-Year Global Fixed Income Portfolio	698,263	6,815,045
TOTAL FIXED INCOME (INTERNATIONAL)		13,630,091
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $119,144,828)		$171,693,434
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $152,157)	152,157	152,157
TOTAL INVESTMENTS — (100.0%) (Cost $119,296,985)^^		$171,845,591
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$171,693,434	—	—	$171,693,434
Temporary Cash Investments	152,157	—	—	152,157
Total Investments in Securities	$171,845,591	—	—	$171,845,591

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (69.8%)
U.S. Large Company Portfolio	1,000,874	$40,105,025
U.S. Core Equity 1 Portfolio	898,835	40,079,058
TOTAL DOMESTIC EQUITIES		80,184,083
INTERNATIONAL EQUITIES — (25.1%)
Large Cap International Portfolio	478,551	13,342,004
Emerging Markets Core Equity Portfolio	377,630	8,828,996
International Core Equity Portfolio	417,762	6,675,833
TOTAL INTERNATIONAL EQUITIES		28,846,833
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	294,722	2,876,480
DFA Short-Term Extended Quality Portfolio	275,789	2,876,480
TOTAL FIXED INCOME (INTERNATIONAL)		5,752,960
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $84,185,233)		$114,783,876
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $61,412)	61,412	61,412
TOTAL INVESTMENTS — (100.0%) (Cost $84,246,645)^^		$114,845,288
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$114,783,876	—	—	$114,783,876
Temporary Cash Investments	61,412	—	—	61,412
Total Investments in Securities	$114,845,288	—	—	$114,845,288

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (69.7%)
U.S. Large Company Portfolio	819,362	$32,831,850
U.S. Core Equity 1 Portfolio	734,698	32,760,176
TOTAL DOMESTIC EQUITIES		65,592,026
INTERNATIONAL EQUITIES — (25.1%)
Large Cap International Portfolio	391,110	10,904,158
Emerging Markets Core Equity Portfolio	309,675	7,240,189
International Core Equity Portfolio	341,577	5,458,399
TOTAL INTERNATIONAL EQUITIES		23,602,746
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	241,789	2,359,859
DFA Short-Term Extended Quality Portfolio	226,257	2,359,859
TOTAL FIXED INCOME (INTERNATIONAL)		4,719,718
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $69,080,396)		$93,914,490
TEMPORARY CASH INVESTMENTS — (0.2%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $182,264)	182,264	182,264
TOTAL INVESTMENTS — (100.0%) (Cost $69,262,660)^^		$94,096,754
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$93,914,490	—	—	$93,914,490
Temporary Cash Investments	182,264	—	—	182,264
Total Investments in Securities	$94,096,754	—	—	$94,096,754

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (69.7%)
U.S. Large Company Portfolio	263,703	$10,566,575
U.S. Core Equity 1 Portfolio	236,455	10,543,545
TOTAL DOMESTIC EQUITIES		21,110,120
INTERNATIONAL EQUITIES — (25.0%)
Large Cap International Portfolio	126,058	3,514,479
Emerging Markets Core Equity Portfolio	99,207	2,319,465
International Core Equity Portfolio	109,936	1,756,779
TOTAL INTERNATIONAL EQUITIES		7,590,723
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	77,826	759,583
DFA Short-Term Extended Quality Portfolio	72,827	759,583
TOTAL FIXED INCOME (INTERNATIONAL)		1,519,166
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $25,676,298)		$30,220,009
TEMPORARY CASH INVESTMENTS — (0.3%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $81,044)	81,044	81,044
TOTAL INVESTMENTS — (100.0%) (Cost $25,757,342)^^		$30,301,053
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$30,220,009	—	—	$30,220,009
Temporary Cash Investments	81,044	—	—	81,044
Total Investments in Securities	$30,301,053	—	—	$30,301,053

Dimensional 2070 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (69.9%)
U.S. Core Equity 1 Portfolio	81	$3,587
U.S. Large Company Portfolio	89	3,580
TOTAL DOMESTIC EQUITIES		7,167
INTERNATIONAL EQUITIES — (25.1%)
Large Cap International Portfolio	43	1,200
Emerging Markets Core Equity Portfolio	34	783
International Core Equity Portfolio	37	596
TOTAL INTERNATIONAL EQUITIES		2,579
FIXED INCOME (INTERNATIONAL) — (4.9%)
DFA Two-Year Global Fixed Income Portfolio	25	250
DFA Short-Term Extended Quality Portfolio	24	249
TOTAL FIXED INCOME (INTERNATIONAL)		499
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $9,950)		$10,245
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $9)	9	9
TOTAL INVESTMENTS — (100.0%) (Cost $9,959)^^		$10,254
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$10,245	—	—	$10,245
Temporary Cash Investments	9	—	—	9
Total Investments in Securities	$10,254	—	—	$10,254
7

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
DOMESTIC EQUITIES — (14.5%)
U.S. Core Equity 1 Portfolio	21,968	$979,565
U.S. Large Company Portfolio	24,430	978,885
TOTAL DOMESTIC EQUITIES		1,958,450
INTERNATIONAL EQUITIES — (5.2%)
Large Cap International Portfolio	11,693	325,996
Emerging Markets Core Equity Portfolio	9,237	215,954
International Core Equity Portfolio	10,201	163,020
TOTAL INTERNATIONAL EQUITIES		704,970
FIXED INCOME (DOMESTIC) — (79.8%)
DFA Inflation-Protected Securities Portfolio	716,961	7,822,042
DFA One-Year Fixed Income Portfolio	286,155	2,933,093
TOTAL FIXED INCOME (DOMESTIC)		10,755,135
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $12,143,339)		$13,418,555
TEMPORARY CASH INVESTMENTS — (0.5%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $62,201)	62,201	62,201
TOTAL INVESTMENTS — (100.0%) (Cost $12,205,540)^^		$13,480,756
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$13,418,555	—	—	$13,418,555
Temporary Cash Investments	62,201	—	—	62,201
Total Investments in Securities	$13,480,756	—	—	$13,480,756

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.5%)
U.S. Large Company Portfolio	61,236	$2,453,728
U.S. Core Equity 1 Portfolio	54,991	2,452,028
TOTAL DOMESTIC EQUITIES		4,905,756
INTERNATIONAL EQUITIES — (6.8%)
Large Cap International Portfolio	29,837	831,869
Emerging Markets Core Equity Portfolio	23,206	542,548
International Core Equity Portfolio	25,911	414,060
TOTAL INTERNATIONAL EQUITIES		1,788,477
FIXED INCOME (DOMESTIC) — (74.7%)
DFA Inflation-Protected Securities Portfolio	1,787,985	19,506,910
DFA LTIP Portfolio	52,235	287,294
TOTAL FIXED INCOME (DOMESTIC)		19,794,204
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $23,468,714)		$26,488,437
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $9,316)	9,316	9,316
TOTAL INVESTMENTS — (100.0%) (Cost $23,478,030)^^		$26,497,753
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$26,488,437	—	—	$26,488,437
Temporary Cash Investments	9,316	—	—	9,316
Total Investments in Securities	$26,497,753	—	—	$26,497,753

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.3%)
U.S. Large Company Portfolio	159,299	$6,383,101
U.S. Core Equity 1 Portfolio	142,837	6,369,101
TOTAL DOMESTIC EQUITIES		12,752,202
INTERNATIONAL EQUITIES — (6.5%)
Large Cap International Portfolio	76,026	2,119,586
Emerging Markets Core Equity Portfolio	59,750	1,396,959
International Core Equity Portfolio	66,314	1,059,701
TOTAL INTERNATIONAL EQUITIES		4,576,246
FIXED INCOME (DOMESTIC) — (75.2%)
DFA Inflation-Protected Securities Portfolio	4,143,113	45,201,367
DFA LTIP Portfolio	1,334,096	7,337,529
TOTAL FIXED INCOME (DOMESTIC)		52,538,896
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $64,298,477)^^		$69,867,344
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$69,867,344	—	—	$69,867,344
Total Investments in Securities	$69,867,344	—	—	$69,867,344

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.2%)
U.S. Large Company Portfolio	307,028	$12,302,626
U.S. Core Equity 1 Portfolio	275,470	12,283,202
TOTAL DOMESTIC EQUITIES		24,585,828
INTERNATIONAL EQUITIES — (6.6%)
Large Cap International Portfolio	147,138	4,102,222
Emerging Markets Core Equity Portfolio	116,426	2,722,039
International Core Equity Portfolio	128,457	2,052,736
TOTAL INTERNATIONAL EQUITIES		8,876,997
FIXED INCOME (DOMESTIC) — (75.2%)
DFA Inflation-Protected Securities Portfolio	6,947,039	75,792,196
DFA LTIP Portfolio	4,736,269	26,049,480
TOTAL FIXED INCOME (DOMESTIC)		101,841,676
FIXED INCOME (INTERNATIONAL) — (0.0%)
DFA Two-Year Global Fixed Income Portfolio	206	2,014
DFA Short-Term Extended Quality Portfolio	191	1,988
TOTAL FIXED INCOME (INTERNATIONAL)		4,002
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $127,457,843)		$135,308,503
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $39,217)	39,217	39,217
TOTAL INVESTMENTS — (100.0%) (Cost $127,497,060)^^		$135,347,720
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$135,308,503	—	—	$135,308,503
Temporary Cash Investments	39,217	—	—	39,217
Total Investments in Securities	$135,347,720	—	—	$135,347,720

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (27.9%)
U.S. Large Company Portfolio	626,702	$25,111,945
U.S. Core Equity 1 Portfolio	562,779	25,094,306
TOTAL DOMESTIC EQUITIES		50,206,251
INTERNATIONAL EQUITIES — (10.0%)
Large Cap International Portfolio	300,690	8,383,232
Emerging Markets Core Equity Portfolio	237,139	5,544,314
International Core Equity Portfolio	262,644	4,197,051
TOTAL INTERNATIONAL EQUITIES		18,124,597
FIXED INCOME (DOMESTIC) — (56.8%)
DFA LTIP Portfolio	9,893,764	54,415,701
DFA Inflation-Protected Securities Portfolio	4,394,668	47,945,833
TOTAL FIXED INCOME (DOMESTIC)		102,361,534
FIXED INCOME (INTERNATIONAL) — (5.2%)
DFA Short-Term Extended Quality Portfolio	446,246	4,654,348
DFA Two-Year Global Fixed Income Portfolio	476,880	4,654,347
TOTAL FIXED INCOME (INTERNATIONAL)		9,308,695
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $161,712,634)		$180,001,077
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $105,259)	105,259	105,259
TOTAL INVESTMENTS — (100.0%) (Cost $161,817,893)^^		$180,106,336
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$180,001,077	—	—	$180,001,077
Temporary Cash Investments	105,259	—	—	105,259
Total Investments in Securities	$180,106,336	—	—	$180,106,336

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (37.8%)
U.S. Large Company Portfolio	910,051	$36,465,743
U.S. Core Equity 1 Portfolio	817,393	36,447,561
TOTAL DOMESTIC EQUITIES		72,913,304
INTERNATIONAL EQUITIES — (13.7%)
Large Cap International Portfolio	437,230	12,189,987
Emerging Markets Core Equity Portfolio	348,595	8,150,142
International Core Equity Portfolio	383,479	6,127,994
TOTAL INTERNATIONAL EQUITIES		26,468,123
FIXED INCOME (DOMESTIC) — (37.9%)
DFA LTIP Portfolio	10,661,527	58,638,398
DFA Inflation-Protected Securities Portfolio	1,316,917	14,367,563
TOTAL FIXED INCOME (DOMESTIC)		73,005,961
FIXED INCOME (INTERNATIONAL) — (10.6%)
DFA Short-Term Extended Quality Portfolio	980,497	10,226,582
DFA Two-Year Global Fixed Income Portfolio	1,046,788	10,216,653
TOTAL FIXED INCOME (INTERNATIONAL)		20,443,235
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $162,396,536)		$192,830,623
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $6,459)	6,459	6,459
TOTAL INVESTMENTS — (100.0%) (Cost $162,402,995)^^		$192,837,082
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$192,830,623	—	—	$192,830,623
Temporary Cash Investments	6,459	—	—	6,459
Total Investments in Securities	$192,837,082	—	—	$192,837,082

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (47.9%)
U.S. Large Company Portfolio	1,205,226	$48,293,402
U.S. Core Equity 1 Portfolio	1,081,312	48,215,686
TOTAL DOMESTIC EQUITIES		96,509,088
INTERNATIONAL EQUITIES — (17.7%)
Large Cap International Portfolio	584,353	16,291,761
Emerging Markets Core Equity Portfolio	468,860	10,961,954
International Core Equity Portfolio	518,710	8,288,981
TOTAL INTERNATIONAL EQUITIES		35,542,696
FIXED INCOME (DOMESTIC) — (18.4%)
DFA LTIP Portfolio	6,720,536	36,962,948
FIXED INCOME (INTERNATIONAL) — (15.9%)
DFA Short-Term Extended Quality Portfolio	1,538,830	16,049,994
DFA Two-Year Global Fixed Income Portfolio	1,643,093	16,036,594
TOTAL FIXED INCOME (INTERNATIONAL)		32,086,588
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $152,184,329)		$201,101,320
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $120,275)	120,275	120,275
TOTAL INVESTMENTS — (100.0%) (Cost $152,304,604)^^		$201,221,595
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$201,101,320	—	—	$201,101,320
Temporary Cash Investments	120,275	—	—	120,275
Total Investments in Securities	$201,221,595	—	—	$201,221,595

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (79.9%)
AUSTRALIA — (6.8%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.936%, 03/18/26		4,401	$4,410,462
(r)	3M Swap + 0.830%, FRN, 5.246%, 03/31/26	AUD	1,900	1,186,356
(r)	3M Swap + 0.800%, FRN, 5.211%, 02/05/27	AUD	1,800	1,123,760
(r)Ω	SOFR + 0.680%, FRN, 5.047%, 07/16/27		6,000	6,024,330
(r)Ω	SOFR + 0.650%, FRN, 5.020%, 09/30/27		8,176	8,206,905
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.128%, 03/14/25		2,500	2,501,388
(r)	SOFR + 0.400%, FRN, 4.760%, 07/07/25		2,150	2,151,668
#(r)Ω	SOFR + 0.630%, FRN, 5.025%, 09/12/25		3,100	3,105,941
(r)Ω	SOFR + 0.750%, FRN, 5.141%, 03/13/26		1,100	1,104,691
(r)Ω	SOFR + 0.520%, FRN, 4.908%, 06/15/26		1,050	1,051,550
(r)	3M Swap + 0.700%, FRN, 5.041%, 01/14/27	AUD	3,200	1,994,314
(r)	3M Swap + 1.020%, FRN, 5.446%, 08/18/27	AUD	2,500	1,568,207
(r)	3M Swap + 0.950%, FRN, 5.376%, 08/17/28	AUD	2,500	1,565,627
Glencore Funding LLC
Ω	1.625%, 04/27/26		1,748	1,683,292
Ω	4.000%, 03/27/27		2,000	1,967,513
(r)Ω	SOFR + 1.060%, FRN, 5.427%, 04/04/27		5,000	5,018,901
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Ω	5.371%, 04/04/29		800	$808,776
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 5.611%, 12/07/26		12,620	12,769,749
(r)Ω	SOFR + 0.920%, FRN, 5.284%, 07/02/27		2,960	2,988,534
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.236%, 05/13/25		2,670	2,674,055
(r)	SOFR + 0.860%, FRN, 5.269%, 06/09/25		2,500	2,505,493
(r)Ω	SOFR + 0.650%, FRN, 5.056%, 12/10/25		2,880	2,887,972
(r)	3M Swap + 0.780%, FRN, 5.197%, 05/12/26	AUD	4,151	2,589,915
(r)	3M Swap + 0.410%, FRN, 4.825%, 08/24/26	AUD	3,400	2,111,032
(r)	3M Swap + 0.850%, FRN, 5.276%, 11/16/26	AUD	7,900	4,937,558
(r)	3M Swap + 1.200%, FRN, 5.615%, 11/25/27	AUD	3,650	2,301,450
(r)	3M Swap + 1.000%, FRN, 5.417%, 05/12/28	AUD	1,800	1,127,520
	5.400%, 11/16/28	AUD	3,000	1,916,334
	4.901%, 01/14/30		8,900	8,961,481
Norfina Ltd., 3M Swap + 0.930%, FRN
(r)	5.353%, 08/22/25	AUD	1,200	748,189
Stockland Trust
	1.625%, 04/27/26	EUR	750	761,690
Telstra Corp. Ltd.
	3.125%, 04/07/25		192	191,398
Westpac Banking Corp.
(r)	3M Swap + 0.690%, FRN, 5.156%, 03/17/25	AUD	6,500	4,043,500
	4.125%, 06/04/26	AUD	500	309,756
(r)	3M Swap + 0.750%, FRN, 5.163%, 08/10/26	AUD	6,400	3,993,403

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.820%, FRN, 5.280%, 12/15/26	AUD	6,700	$4,184,675
(r)	3M Swap + 0.700%, FRN, 4.990%, 01/25/27	AUD	9,600	5,982,285
(r)	3M Swap + 1.050%, FRN, 5.470%, 05/20/27	AUD	600	376,429
(r)	3M Swap + 1.230%, FRN, 5.643%, 11/11/27	AUD	2,100	1,324,174
(r)	3M Swap + 0.980%, FRN, 5.406%, 02/16/28	AUD	14,300	8,958,231
(r)	3M Swap + 0.930%, FRN, 5.393%, 09/19/28	AUD	4,200	2,626,337
	1.953%, 11/20/28		235	212,965
Woodside Finance Ltd.
Ω	3.650%, 03/05/25		2,232	2,229,591
TOTAL AUSTRALIA				129,187,397
AUSTRIA — (0.1%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,600	1,654,131
BELGIUM — (0.2%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	330	407,304
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,000	1,061,838
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	1,500	1,550,984
TOTAL BELGIUM				3,020,126
CANADA — (8.3%)
American National Group, Inc.
	5.750%, 10/01/29		400	400,757
Bank of Montreal
(r)	SOFR + 0.950%, FRN, 5.325%, 09/25/25		1,483	1,489,778
(r)	SOFR + 0.620%, FRN, 5.013%, 09/15/26		690	690,988
(r)	SOFR + 0.760%, FRN, 5.182%, 06/04/27		7,000	7,033,054
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Nova Scotia
	2.160%, 02/03/25	CAD	2,100	$1,444,836
(r)	SOFR + 1.090%, FRN, 5.489%, 06/12/25		11,850	11,884,139
	5.450%, 08/01/29		400	407,616
Bell Telephone Co. of Canada or Bell Canada
	3.350%, 03/12/25	CAD	7,200	4,953,675
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	99,608
Canada Government Bonds
	3.750%, 02/01/25	CAD	1,700	1,169,524
	1.500%, 04/01/25	CAD	1,500	1,029,848
	3.750%, 05/01/25	CAD	8,600	5,930,027
	2.250%, 06/01/25	CAD	3,200	2,197,714
	3.500%, 08/01/25	CAD	5,000	3,453,229
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	5,000	3,438,745
Ω	0.950%, 06/15/25	CAD	6,500	4,441,745
Canadian Imperial Bank of Commerce
	2.750%, 03/07/25	CAD	16,200	11,142,537
(r)	SOFR + 0.940%, FRN, 5.307%, 04/07/25		2,986	2,989,792
(r)	SOFR + 1.220%, FRN, 5.591%, 10/02/26		2,000	2,019,293
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		689	689,000
	2.050%, 07/15/25		555	548,281
Ω	5.000%, 12/15/29		7,400	7,312,132
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	4.870%, 05/19/25		7,300	7,304,804
Columbia Pipeline Group, Inc.
	4.500%, 06/01/25		985	982,977
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.665%, 03/11/26		900	909,921
Enbridge, Inc.
	2.500%, 02/14/25		1,200	1,199,145
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.712%, 08/01/28		5,040	5,045,191
Federation des Caisses Desjardins du Quebec
#Ω	5.250%, 04/26/29		1,160	1,170,087
Magna International, Inc.
	4.150%, 10/01/25		1,900	1,894,964
National Bank of Canada
	2.580%, 02/03/25	CAD	7,300	5,022,476

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	5.296%, 11/03/25	CAD	13,000	$9,080,277
Province of Alberta
	2.350%, 06/01/25	CAD	4,300	2,953,474
Province of British Columbia
	2.850%, 06/18/25	CAD	500	344,012
Province of Manitoba
	2.450%, 06/02/25	CAD	500	343,544
Province of Ontario
	2.650%, 02/05/25	CAD	1,500	1,032,088
	2.600%, 06/02/25	CAD	9,000	6,187,264
	4.200%, 01/18/29		5,000	4,937,441
Province of Quebec
	2.600%, 07/06/25	CAD	200	137,524
	4.500%, 04/03/29		5,000	4,990,639
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	12,700	8,735,286
	3.250%, 05/01/29	CAD	1,300	877,284
Royal Bank of Canada
	3.403%, 03/24/25	CAD	600	413,066
(r)	SOFR + 0.570%, FRN, 4.952%, 04/27/26		4,583	4,592,020
#(r)	SOFR + 1.080%, FRN, 5.457%, 07/20/26		2,000	2,016,845
(r)	SOFR + 0.710%, FRN, 5.087%, 01/21/27		500	501,429
TC PipeLines LP
	4.375%, 03/13/25		700	699,498
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	1,300	891,730
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.456%, 07/17/26		4,963	5,003,624
(r)	SOFR + 0.730%, FRN, 5.098%, 04/05/27		5,000	5,008,406
#	4.994%, 04/05/29		930	930,833
	4.783%, 12/17/29		800	791,694
TOTAL CANADA				158,763,861
FINLAND — (0.2%)
Nordea Bank Abp
(r)	SOFR + 0.740%, FRN, 5.119%, 03/19/27		3,900	3,917,221
FRANCE — (1.1%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	400	414,675
Banque Federative du Credit Mutuel SA
	0.010%, 03/07/25	EUR	8,100	8,381,835
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
(r),(r)Ω	SOFR + 1.400%, FRN, 5.772%, 07/13/26		4,670	$4,729,201
(r)Ω	SOFR + 1.130%, FRN, 5.511%, 01/23/27		900	907,014
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	400	411,028
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.272%, 03/11/27		6,321	6,342,417
	5.301%, 07/12/28		250	252,982
TOTAL FRANCE				21,439,152
GERMANY — (3.5%)
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.620%, FRN, 5.104%, 08/11/25		12,500	12,521,710
(r)Ω	SOFR + 0.550%, FRN, 4.921%, 04/02/26		4,000	4,006,448
(r)Ω	SOFR + 0.800%, FRN, 5.277%, 08/13/26		1,800	1,809,702
Ω	4.900%, 04/02/29		400	399,310
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	4,500	3,131,159
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.214%, 01/13/28		4,830	4,834,152
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,300	4,448,358
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	2,607,223
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	5,000	3,408,264
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.930%, FRN, 5.305%, 03/30/25		2,500	2,502,606
(r)Ω	SOFR + 0.570%, FRN, 4.952%, 08/01/25		7,350	7,359,050

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Ω	1.450%, 03/02/26		480	$464,056
(r)Ω	SOFR + 0.630%, FRN, 5.012%, 07/31/26		3,200	3,203,392
Ω	4.850%, 01/11/29		400	397,852
Ω	4.300%, 02/22/29		200	194,611
Ω	5.100%, 11/15/29		400	400,665
NRW Bank
	1.050%, 03/31/26	AUD	580	347,035
Siemens Financieringsmaatschappij NV
	1.000%, 02/20/25	GBP	500	619,165
T-Mobile USA, Inc.
	3.500%, 04/15/25		413	411,976
	2.400%, 03/15/29		2,700	2,441,637
Volkswagen Financial Services AG
Δ	0.000%, 02/12/25	EUR	900	933,051
Volkswagen Group of America Finance LLC
(r)Ω	SOFR + 0.930%, FRN, 5.329%, 09/12/25		4,300	4,306,720
#,Ω	4.950%, 08/15/29		6,900	6,779,115
TOTAL GERMANY				67,527,257
IRELAND — (1.2%)
Accenture Capital, Inc.
	4.050%, 10/04/29		10,525	10,258,740
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	1.750%, 01/30/26		12,800	12,433,244
	4.450%, 04/03/26		150	149,395
TOTAL IRELAND				22,841,379
ITALY — (0.0%)
Eni SpA
	3.750%, 09/12/25	EUR	350	365,607
JAPAN — (4.9%)
Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,912,055
American Honda Finance Corp.
(r)	SOFR + 0.600%, FRN, 5.069%, 08/14/25		510	510,807
(r)	SOFR + 0.790%, FRN, 5.161%, 10/03/25		4,000	4,008,498
(r)	SOFR + 0.710%, FRN, 5.080%, 01/09/26		5,200	5,212,310
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
(r)	SOFR + 0.920%, FRN, 5.292%, 01/12/26		5,000	$5,022,400
(r)	SOFR + 0.770%, FRN, 5.171%, 03/12/27		1,000	1,003,019
(r)	SOFR + 0.720%, FRN, 5.097%, 10/22/27		2,190	2,191,095
	4.900%, 03/13/29		170	170,106
	4.400%, 09/05/29		400	390,890
Aviation Capital Group LLC
Ω	4.125%, 08/01/25		7,150	7,121,580
Ω	5.375%, 07/15/29		400	401,058
Japan Bank for International Cooperation
	2.125%, 02/10/25		3,000	2,998,622
	2.875%, 04/14/25		4,000	3,987,525
	0.625%, 07/15/25		1,000	983,031
Japan Government Five Year Bonds
	0.005%, 09/20/26	JPY	360,000	2,296,159
Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	360,000	2,312,964
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		8,720	8,707,269
	3.741%, 03/07/29		1,600	1,537,198
	3.195%, 07/18/29		800	743,642
Nomura Holdings, Inc.
	1.851%, 07/16/25		6,215	6,135,958
	1.653%, 07/14/26		5,528	5,280,677
	2.329%, 01/22/27		2,000	1,902,902
	5.605%, 07/06/29		400	407,409
NTT Finance Corp.
	0.010%, 03/03/25	EUR	2,050	2,122,098
ORIX Corp.
	4.650%, 09/10/29		800	790,126
Sumitomo Mitsui Financial Group, Inc.
	1.902%, 09/17/28		800	721,593
	5.316%, 07/09/29		800	810,839
(r)	SOFR + 1.170%, FRN, 5.530%, 07/09/29		6,200	6,266,712
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		3,200	3,193,998
(r)Ω	SOFR + 0.980%, FRN, 5.395%, 09/10/27		3,000	3,030,921
Toyota Motor Credit Corp.
	3.650%, 08/18/25		2,900	2,886,225
(r)	SOFR + 0.890%, FRN, 5.354%, 05/18/26		5,030	5,061,796

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
(r)	SOFR + 0.650%, FRN, 5.029%, 03/19/27		2,000	$2,004,075
	4.950%, 01/09/30		400	402,514
TOTAL JAPAN				92,528,071
NETHERLANDS — (1.6%)
BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.532%, 08/05/26		8,200	8,284,639
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.080%, 01/09/26		10,377	10,417,713
(r)	3M Swap + 0.870%, FRN, 5.288%, 02/26/27	AUD	3,300	2,060,555
(r)	SOFR + 0.710%, FRN, 5.128%, 03/05/27		3,000	3,010,808
(r)	3M Swap + 1.180%, FRN, 5.513%, 01/19/28	AUD	4,300	2,701,673
(r)	3M Swap + 1.150%, FRN, 5.573%, 11/21/28	AUD	3,950	2,481,279
Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,038,049
ING Groep NV
	4.550%, 10/02/28		800	788,867
TOTAL NETHERLANDS				30,783,583
NORWAY — (0.9%)
Aker BP ASA
Ω	3.750%, 01/15/30		400	373,072
Equinor ASA
	3.625%, 09/10/28		400	387,010
Ω	6.500%, 12/01/28		3,300	3,510,758
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	55,914
(r)Ω	SOFR + 1.000%, FRN, 5.399%, 06/17/26		4,000	4,037,297
(r)Ω	SOFR + 0.400%, FRN, 4.839%, 03/03/28		9,500	9,510,590
TOTAL NORWAY				17,874,641
SPAIN — (0.8%)
Avangrid, Inc.
	3.200%, 04/15/25		1,800	1,794,120
Santander Holdings USA, Inc.
	3.450%, 06/02/25		3,500	3,482,875
	4.500%, 07/17/25		1,000	998,022
			Face Amount^	Value†
			(000)
SPAIN — (Continued)
	3.244%, 10/05/26		6,000	$5,837,087
Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	3,292,975
TOTAL SPAIN				15,405,079
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.9%)
Asian Development Bank
	0.800%, 11/06/25	AUD	10,650	6,455,378
(r)	SOFR + 0.300%, FRN, 4.690%, 06/20/28		9,200	9,188,513
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	10,452,719
(r)	SOFR + 0.620%, FRN, 5.098%, 08/16/27		2,000	2,015,024
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	5,000	2,963,613
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.562%, 04/14/26		378	377,788
(r)	SOFR + 0.330%, FRN, 4.797%, 02/20/28		7,460	7,471,414
(r)	SOFR + 0.300%, FRN, 4.764%, 02/16/29		17,200	17,178,803
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.572%, 09/16/26		11,600	11,587,356
(r)	SOFR + 0.280%, FRN, 4.649%, 04/12/27		16,900	16,896,113
(r)	SOFR + 0.350%, FRN, 4.724%, 10/04/27		4,000	4,001,909
(r)	SOFR + 0.350%, FRN, 4.647%, 10/05/28		3,000	3,002,472
(r)	SOFR + 0.300%, FRN, 4.782%, 02/15/29		20,000	19,970,400
Inter-American Investment Corp.
	4.250%, 02/14/29		4,100	4,064,948

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.739%, 01/12/27		1,400	$1,403,109
(r)	SOFR + 0.280%, FRN, 4.735%, 02/23/27		9,600	9,610,464
(r)	SOFR + 0.430%, FRN, 4.900%, 08/19/27		19,525	19,605,219
International Finance Corp., SOFR + 0.280%, FRN
(r)	4.682%, 03/16/26		23,700	23,720,856
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	4.664%, 10/04/27		300	299,822
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				170,265,920
SWEDEN — (1.6%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	1,500	1,554,127
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.383%, 08/03/26		6,000	6,062,673
(r)	SOFR + 1.000%, FRN, 5.532%, 05/05/27		9,750	9,894,883
Svenska Handelsbanken AB
(r),(r)Ω	SOFR + 0.910%, FRN, 5.328%, 06/10/25		6,424	6,437,601
(r)Ω	SOFR + 1.250%, FRN, 5.643%, 06/15/26		5,585	5,651,006
TOTAL SWEDEN				29,600,290
SWITZERLAND — (0.6%)
UBS AG
	5.800%, 09/11/25		3,709	3,736,635
UBS Group AG
	4.125%, 09/24/25		3,000	2,991,855
#	4.125%, 04/15/26		5,000	4,965,172
	1.250%, 09/01/26	EUR	580	587,613
TOTAL SWITZERLAND				12,281,275
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (1.4%)
Barclays PLC
	3.650%, 03/16/25		240	$239,665
	4.375%, 01/12/26		11,400	11,363,802
HSBC USA, Inc., SOFR + 0.960%, FRN
(r)	5.382%, 03/04/27		1,844	1,853,502
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	4,996,822
	3.750%, 01/11/27		1,070	1,050,358
Nationwide Building Society
	0.250%, 07/22/25	EUR	1,500	1,539,030
	1.500%, 10/13/26		1,000	949,442
Ω	5.127%, 07/29/29		400	401,031
NatWest Markets PLC
(r),(r)Ω	SOFR + 1.140%, FRN, 5.604%, 05/17/29		4,000	4,022,571
SSE PLC
	0.875%, 09/06/25	EUR	1,000	1,027,443
TOTAL UNITED KINGDOM				27,443,666
UNITED STATES — (37.8%)
3M Co.
	2.650%, 04/15/25		14,300	14,242,628
	2.375%, 08/26/29		1,400	1,262,554
AbbVie, Inc.
	3.800%, 03/15/25		701	700,378
	3.600%, 05/14/25		5,500	5,486,494
AES Corp.
	1.375%, 01/15/26		3,000	2,901,972
Allstate Corp.
	5.050%, 06/24/29		600	603,657
Ally Financial, Inc.
	5.800%, 05/01/25		1,935	1,937,465
Altria Group, Inc.
	2.350%, 05/06/25		2,360	2,345,706
American Express Co.
(r)	SOFR + 0.930%, FRN, 5.352%, 03/04/25		829	829,000
(r)	SOFR + 0.760%, FRN, 5.237%, 02/13/26		7,682	7,704,816
(r)	SOFR + 0.650%, FRN, 5.172%, 11/04/26		9,290	9,318,725
American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	2,070,693
American Tower Corp.
	2.400%, 03/15/25		347	346,008
	4.000%, 06/01/25		700	698,471
	1.300%, 09/15/25		580	568,267
	5.200%, 02/15/29		7,000	7,039,690
	3.800%, 08/15/29		160	151,708

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
American Water Capital Corp.
3.400%, 03/01/25	1,339	$1,337,550
3.450%, 06/01/29	326	308,079
Amgen, Inc.
1.900%, 02/21/25	178	177,760
5.250%, 03/02/25	1,750	1,751,149
3.125%, 05/01/25	347	345,787
Appalachian Power Co.
3.400%, 06/01/25	2,835	2,821,617
ARES Capital Corp.
3.250%, 07/15/25	3,700	3,674,833
2.875%, 06/15/28	50	46,263
5.950%, 07/15/29	3,400	3,446,327
Arrow Electronics, Inc.
5.150%, 08/21/29	5,400	5,389,683
Autodesk, Inc.
4.375%, 06/15/25	5,000	4,992,617
2.850%, 01/15/30	400	363,621
AvalonBay Communities, Inc.
3.450%, 06/01/25	1,532	1,525,345
Bank of New York Mellon Corp.
3.000%, 02/24/25	50	49,951
BlackRock Funding, Inc.
4.700%, 03/14/29	400	401,751
Boardwalk Pipelines LP
5.950%, 06/01/26	1,033	1,045,473
Booking Holdings, Inc.
3.650%, 03/15/25	1,375	1,373,362
Boston Properties LP
4.500%, 12/01/28	400	389,876
3.400%, 06/21/29	10,600	9,793,401
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r) 4.944%, 02/20/26	6,500	6,520,527
Brixmor Operating Partnership LP
3.850%, 02/01/25	1,032	1,032,000
Brunswick Corp.
# 5.850%, 03/18/29	400	407,717
Camden Property Trust
3.150%, 07/01/29	800	746,021
Campbell's Co.
3.950%, 03/15/25	230	229,758
Capital One Financial Corp.
4.250%, 04/30/25	1,500	1,498,452
3.750%, 03/09/27	5,000	4,895,483
Caterpillar Financial Services Corp.
(r) SOFR + 0.455%, FRN, 4.939%, 08/11/25	10,750	10,764,254
(r) SOFR + 0.460%, FRN, 4.898%, 02/27/26	4,700	4,705,564
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
(r) SOFR + 0.690%, FRN, 5.065%, 10/16/26	2,000	$2,011,292
Celanese U.S. Holdings LLC
1.400%, 08/05/26	8,247	7,786,652
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 4.997%, 05/13/26	12,867	12,861,202
(r) SOFR + 1.050%, FRN, 5.479%, 03/03/27	4,094	4,133,473
Choice Hotels International, Inc.
3.700%, 12/01/29	800	745,631
Chubb INA Holdings LLC
3.150%, 03/15/25	4,255	4,247,623
Cigna Group
3.250%, 04/15/25	2,300	2,294,163
5.000%, 05/15/29	6,900	6,920,225
CNH Industrial Capital LLC
3.950%, 05/23/25	2,610	2,602,427
CNO Financial Group, Inc.
5.250%, 05/30/25	2,600	2,600,671
5.250%, 05/30/29	220	218,624
Comcast Corp.
4.550%, 01/15/29	4,100	4,066,706
Conagra Brands, Inc.
4.600%, 11/01/25	730	729,315
ConocoPhillips Co.
4.700%, 01/15/30	600	594,996
Constellation Energy Generation LLC
3.250%, 06/01/25	11,272	11,211,673
COPT Defense Properties LP
2.250%, 03/15/26	3,400	3,301,216
Corebridge Financial, Inc.
3.500%, 04/04/25	1,150	1,147,646
Crown Castle, Inc.
2.900%, 03/15/27	8,000	7,697,546
4.900%, 09/01/29	800	795,213
CVS Health Corp.
3.875%, 07/20/25	4,000	3,983,861
5.400%, 06/01/29	2,800	2,819,103
Darden Restaurants, Inc.
4.550%, 10/15/29	2,000	1,957,479
Discover Bank
3.450%, 07/27/26	910	891,773
Discover Financial Services
3.750%, 03/04/25	150	149,888
4.500%, 01/30/26	578	576,571
Dollar Tree, Inc.
4.000%, 05/15/25	6,543	6,532,848

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Dominion Energy, Inc.
	3.300%, 03/15/25		1,400	$1,397,696
	DTE Energy Co.
	1.050%, 06/01/25		6,200	6,124,398
	DXC Technology Co.
#	1.800%, 09/15/26		15,069	14,316,436
	Eastman Chemical Co.
	3.800%, 03/15/25		363	362,598
	Ecolab, Inc.
	2.625%, 07/08/25	EUR	330	341,974
	Edison International
	4.950%, 04/15/25		8,924	8,910,374
	Elevance Health, Inc.
	5.150%, 06/15/29		400	404,372
Energy Transfer LP
	4.050%, 03/15/25		3,581	3,577,173
	2.900%, 05/15/25		1,822	1,811,620
Enterprise Products Operating LLC
	3.750%, 02/15/25		3,560	3,557,428
	3.125%, 07/31/29		800	745,987
	EPR Properties
	3.750%, 08/15/29		400	371,063
	ERAC USA Finance LLC
Ω	3.800%, 11/01/25		3,750	3,726,954
	ERP Operating LP
	3.375%, 06/01/25		10,000	9,954,606
	Estee Lauder Cos., Inc.
	2.375%, 12/01/29		3,400	3,038,263
	Exelon Corp.
	3.950%, 06/15/25		350	349,278
Flex Ltd.
	3.750%, 02/01/26		7,612	7,524,318
	4.875%, 06/15/29		375	369,639
	FMC Corp.
	3.450%, 10/01/29		2,000	1,849,409
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	997,051
	Fox Corp.
	3.050%, 04/07/25		500	498,621
	Franklin Resources, Inc.
	2.850%, 03/30/25		90	89,720
	GATX Corp.
	3.850%, 03/30/27		850	833,523
	General Electric Co., TSFR3M + 0.642%, FRN
(r)	5.196%, 05/05/26		1,400	1,404,410
	General Mills, Inc.
	4.000%, 04/17/25		1,767	1,765,186
	General Motors Co.
	6.125%, 10/01/25		1,376	1,385,762
General Motors Financial Co., Inc.
	2.900%, 02/26/25		1,300	1,298,273
	2.750%, 06/20/25		6,220	6,172,243
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r) SOFR + 1.040%, FRN, 5.484%, 02/26/27		3,000	$3,007,968
(r) SOFR + 1.350%, FRN, 5.839%, 05/08/27		1,600	1,614,744
Gilead Sciences, Inc.
3.500%, 02/01/25		1,900	1,900,000
Global Payments, Inc.
2.650%, 02/15/25		2,500	2,496,773
2.150%, 01/15/27		5,000	4,756,170
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	3,400	3,529,489
3.750%, 05/22/25		7,300	7,281,819
Haleon U.K. Capital PLC
3.125%, 03/24/25		6,447	6,433,046
HCA, Inc.
5.375%, 02/01/25		600	600,000
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	910	941,704
Home Depot, Inc., SOFR + 0.330%, FRN
(r) 4.709%, 12/24/25		4,000	4,006,704
Host Hotels & Resorts LP
4.000%, 06/15/25		5,069	5,050,510
3.375%, 12/15/29		400	368,841
HP, Inc.
2.200%, 06/17/25		7,569	7,498,267
Hyatt Hotels Corp.
5.250%, 06/30/29		400	401,632
Illumina, Inc.
5.800%, 12/12/25		1,100	1,108,507
Intel Corp.
3.400%, 03/25/25		250	249,513
4.000%, 08/05/29		730	698,323
Intercontinental Exchange, Inc.
3.750%, 12/01/25		1,000	993,910
International Business Machines Corp.
4.000%, 07/27/25		2,650	2,645,339
J.M. Smucker Co.
3.500%, 03/15/25		2,150	2,146,252
Jabil, Inc.
4.250%, 05/15/27		5,000	4,938,002
Jefferies Financial Group, Inc.
6.450%, 06/08/27		5,000	5,177,534
John Deere Capital Corp.
(r) SOFR + 0.570%, FRN, 5.009%, 03/03/26		600	602,809
(r) SOFR + 0.440%, FRN, 4.869%, 03/06/26		3,700	3,707,920

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.790%, FRN, 5.211%, 06/08/26		9,784	$9,839,498
(r)	SOFR + 0.680%, FRN, 5.051%, 07/15/27		2,075	2,090,197
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.413%, 12/08/26		27,240	27,556,883
KeyCorp
(r)	SOFR + 1.250%, FRN, 5.713%, 05/23/25		2,200	2,201,154
	2.550%, 10/01/29		5,400	4,828,136
Kimco Realty OP LLC
	3.300%, 02/01/25		200	200,000
	3.850%, 06/01/25		2,400	2,390,487
Kinder Morgan, Inc.
	4.300%, 06/01/25		1,000	998,699
	5.100%, 08/01/29		400	400,575
	L3Harris Technologies, Inc.
	3.832%, 04/27/25		203	202,572
	Lazard Group LLC
	3.625%, 03/01/27		6,000	5,853,004
	Legg Mason, Inc.
	4.750%, 03/15/26		7,000	7,006,964
	Lennar Corp.
	4.750%, 05/30/25		3,900	3,898,530
	Marathon Petroleum Corp.
	4.700%, 05/01/25		4,170	4,169,868
	Markel Group, Inc.
	3.350%, 09/17/29		1,925	1,794,071
	Mastercard, Inc.
	2.950%, 06/01/29		5,000	4,674,290
	McDonald's Corp.
	3.125%, 03/04/25	CAD	2,800	1,926,198
	Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	2,547	2,594,693
	Meta Platforms, Inc.
	4.300%, 08/15/29		200	197,595
	Micron Technology, Inc.
	5.327%, 02/06/29		400	402,952
	Mondelez International, Inc.
	3.250%, 03/07/25	CAD	800	550,304
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.548%, 10/30/26		300	303,554
MPLX LP
	4.000%, 02/15/25		409	408,695
	1.750%, 03/01/26		2,558	2,477,644
	National Fuel Gas Co.
	5.200%, 07/15/25		10,525	10,524,644
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.700%, FRN, 5.194%, 05/07/25		14,302	$14,318,988
	3.450%, 06/15/25		480	477,907
(r)	SOFR + 0.800%, FRN, 5.314%, 02/05/27		300	302,430
(r)	SOFR + 0.820%, FRN, 5.213%, 09/16/27		1,100	1,106,833
	5.150%, 06/15/29		71	71,841
Netflix, Inc.
	3.000%, 06/15/25	EUR	650	674,429
Ω	3.625%, 06/15/25		220	219,059
NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/25		5,190	5,194,983
	4.450%, 06/20/25		120	119,904
(r)	SOFR + 0.760%, FRN, 5.142%, 01/29/26		2,580	2,589,543
	4.900%, 03/15/29		400	399,152
	3.500%, 04/01/29		800	756,472
	2.750%, 11/01/29		450	408,323
Novartis Capital Corp.
	3.800%, 09/18/29		498	481,278
Nucor Corp.
	2.000%, 06/01/25		12,839	12,724,615
Oracle Corp.
	2.500%, 04/01/25		6,240	6,218,651
	2.950%, 05/15/25		4,092	4,072,351
Ovintiv, Inc.
	5.650%, 05/15/25		9,550	9,568,705
	5.375%, 01/01/26		3,814	3,826,831
PayPal Holdings, Inc.
	1.650%, 06/01/25		1,507	1,492,408
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		341	339,787
Ω	1.200%, 11/15/25		4,000	3,887,697
Ω	4.450%, 01/29/26		1,572	1,565,566
PepsiCo, Inc.
(r)	SOFR + 0.400%, FRN, 4.877%, 02/13/26		1,506	1,508,465
	2.625%, 07/29/29		910	835,961
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	636	659,537
	1.500%, 05/01/25		2,675	2,655,580
	4.875%, 02/13/29		600	600,052
	4.625%, 11/01/29		200	198,077
	5.625%, 11/17/29		1,600	1,650,640
Phillips 66 Co.
	3.150%, 12/15/29		800	737,743

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
PNC Bank NA
	2.950%, 02/23/25		3,100	$3,097,050
Principal Financial Group, Inc.
	3.400%, 05/15/25		6,302	6,279,895
	3.700%, 05/15/29		600	572,273
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	803,401
Public Storage Operating Co.
(r)	SOFR + 0.600%, FRN, 4.982%, 07/25/25		800	801,348
(r)	SOFR + 0.700%, FRN, 5.075%, 04/16/27		10,100	10,151,563
PVH Corp.
	4.625%, 07/10/25		4,689	4,684,305
Radian Group, Inc.
	6.200%, 05/15/29		1,411	1,449,481
Realty Income Corp.
	3.875%, 04/15/25		500	499,444
	1.875%, 01/14/27	GBP	1,700	1,987,110
	3.200%, 01/15/27		10,000	9,713,989
	4.750%, 02/15/29		800	794,635
	3.100%, 12/15/29		3,388	3,117,445
Revvity, Inc.
	3.300%, 09/15/29		400	370,387
Roche Holdings, Inc.
(r)Ω	SOFR + 0.740%, FRN, 5.209%, 11/13/26		3,600	3,628,490
Ω	5.338%, 11/13/28		1,600	1,637,816
	1.930%, 12/13/28		3,000	2,716,155
Ross Stores, Inc.
	4.600%, 04/15/25		1,951	1,951,111
Royalty Pharma PLC
	1.200%, 09/02/25		5,372	5,260,114
Ryder System, Inc.
	4.625%, 06/01/25		1,063	1,060,751
	4.300%, 06/15/27		2,140	2,116,551
Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		2,400	2,343,147
Sempra
	3.700%, 04/01/29		239	226,590
Shell Finance U.S., Inc.
	2.375%, 11/07/29		7,400	6,669,370
Shell International Finance BV
	3.875%, 11/13/28		6,000	5,846,569
Simon Property Group LP
	3.500%, 09/01/25		1,925	1,913,767
	2.450%, 09/13/29		6,200	5,579,852
Sky Ltd.
	2.250%, 11/17/25	EUR	600	620,473
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
State Street Corp.
(r)	SOFR + 0.845%, FRN, 5.229%, 08/03/26		5,500	$5,535,765
(r)	SOFR + 0.640%, FRN, 5.017%, 10/22/27		1,810	1,815,075
	Stryker Corp.
	1.150%, 06/15/25		360	355,553
	Synchrony Financial
	5.150%, 03/19/29		4,000	3,960,960
	Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	10,900	7,501,789
	Texas Instruments, Inc.
#	4.600%, 02/08/29		400	399,562
	Timken Co.
	4.500%, 12/15/28		400	394,258
Truist Bank
	1.500%, 03/10/25		530	528,343
	4.050%, 11/03/25		5,000	4,981,673
	UDR, Inc.
	3.200%, 01/15/30		400	367,222
UnitedHealth Group, Inc.
(r)	SOFR + 0.500%, FRN, 4.873%, 07/15/26		4,332	4,348,847
	2.875%, 08/15/29		3,300	3,049,463
	4.800%, 01/15/30		400	399,343
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		10,789	10,630,845
	Valero Energy Corp.
	2.850%, 04/15/25		568	565,409
Ventas Realty LP
	3.500%, 02/01/25		3,000	3,000,000
	4.125%, 01/15/26		2,000	1,985,910
	4.400%, 01/15/29		2,900	2,830,507
	3.000%, 01/15/30		400	362,915
	VeriSign, Inc.
	5.250%, 04/01/25		200	200,020
Verizon Communications, Inc.
	3.875%, 02/08/29		400	386,323
	4.016%, 12/03/29		800	769,839
	VMware LLC
	1.400%, 08/15/26		1,760	1,673,304
	Waste Management, Inc.
Ω	3.875%, 01/15/29		445	430,298
Wells Fargo & Co.
	1.625%, 06/02/25	EUR	4,000	4,133,277
	2.000%, 07/28/25	GBP	342	418,172
	4.150%, 01/24/29		171	166,692
Wells Fargo Bank NA
	5.550%, 08/01/25		3,128	3,141,736
(r)	SOFR + 1.060%, FRN, 5.554%, 08/07/26		500	504,417

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r)	SOFR + 1.070%, FRN, 5.472%, 12/11/26	2,600	$2,626,928
Welltower OP LLC
	4.000%, 06/01/25	1,000	997,513
Western Union Co.
	1.350%, 03/15/26	11,347	10,901,260
Wisconsin Power & Light Co.
	3.000%, 07/01/29	1,200	1,108,198
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	770	768,267
TOTAL UNITED STATES			720,742,201
TOTAL BONDS			1,525,640,857
U.S. TREASURY OBLIGATIONS — (6.9%)
U.S. Treasury Inflation-Indexed Bonds
	2.000%, 01/15/26	15,896	15,958,636
U.S. Treasury Notes
(r)	3M USTMMR + 0.169%, FRN, 4.409%, 04/30/25	59,000	59,021,627
(r)	3M USTMMR + 0.125%, FRN, 4.365%, 07/31/25	2,000	2,000,841
(r)	3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25	23,500	23,524,904
(r)	3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26	32,000	32,062,495
TOTAL U.S. TREASURY OBLIGATIONS			132,568,503
COMMERCIAL PAPER — (8.9%)
CANADA — (2.3%)
Bank of Montreal
	4.584%, 03/19/25	9,000	8,948,989
Canadian National Railway Co.
Ω	4.510%, 02/12/25	4,000	3,994,131
Ω	4.531%, 03/10/25	8,000	7,962,687
Nutrien Ltd.
Ω	4.621%, 02/14/25	4,000	3,992,946
PSP Capital, Inc.
Ω	4.417%, 04/28/25	2,500	2,474,069
Ω	4.410%, 05/05/25	2,500	2,471,944
Ω	4.423%, 05/21/25	2,500	2,467,025
TELUS Corp.
Ω	4.567%, 02/27/25	6,000	5,979,605
Ω	4.614%, 04/09/25	3,000	2,974,160
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Ω	4.614%, 04/09/25	2,000	$1,982,773
TOTAL CANADA			43,248,329
FRANCE — (0.2%)
Caisse des Depots et Consignations
Ω	4.700%, 02/03/25	3,000	2,998,921
Electricite de France SA
Ω	4.817%, 02/03/25	1,000	999,623
TOTAL FRANCE			3,998,544
GERMANY — (0.4%)
Erste Abwicklungsanstalt
Ω	4.626%, 02/19/25	4,000	3,990,870
Ω	4.657%, 02/26/25	4,500	4,485,933
TOTAL GERMANY			8,476,803
NORWAY — (0.3%)
DNB Bank ASA
Ω	4.747%, 02/18/25	5,000	4,989,246
SINGAPORE — (0.3%)
United Overseas Bank Ltd.
Ω	4.741%, 02/03/25	4,000	3,998,559
Ω	4.741%, 02/05/25	2,000	1,998,798
TOTAL SINGAPORE			5,997,357
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
European Investment Bank
	4.718%, 02/27/25	5,000	4,983,970
	4.723%, 02/27/25	5,000	4,983,970
	4.722%, 02/27/25	2,000	1,993,588
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			11,961,528
UNITED STATES — (4.8%)
Avangrid, Inc.
Ω	4.578%, 03/10/25	7,000	6,966,337
Boston Properties LP
Ω	4.630%, 02/06/25	2,000	1,998,497
Ω	4.730%, 03/14/25	1,500	1,492,013
Caisse des Depots et Consignations
Ω	4.614%, 02/12/25	15,000	14,978,391
CRH America Finance, Inc.
Ω	4.603%, 03/20/25	5,700	5,665,405
Eversource Energy
Ω	4.705%, 02/11/25	3,000	2,995,938
Ω	4.707%, 02/14/25	500	499,138
Ω	4.684%, 02/18/25	8,000	7,982,262
Glencore Funding LLC
Ω	4.706%, 03/18/25	1,000	994,219

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Intesa Sanpaolo Funding LLC
	4.924%, 03/10/25		6,500	$6,467,460
	4.869%, 07/14/25		6,000	5,869,766
Marriott International, Inc.
Ω	4.580%, 02/13/25		1,000	998,342
Ω	4.587%, 02/19/25		3,500	3,491,481
Ω	4.639%, 02/28/25		5,000	4,982,278
McCormick & Co., Inc.
Ω	4.566%, 02/26/25		5,000	4,983,642
MUFG Bank Ltd.
	4.506%, 05/05/25		6,000	5,930,954
NiSource, Inc.
Ω	4.603%, 02/13/25		5,000	4,991,883
Parker-Hannifin Corp.
Ω	4.520%, 03/03/25		3,000	2,988,296
Sherwin-Williams Co.
Ω	4.542%, 02/19/25		2,000	1,995,318
Southern Co.
Ω	4.577%, 02/04/25		4,000	3,998,011
Stanley Black & Decker, Inc.
Ω	4.679%, 02/24/25		1,000	996,920
TOTAL UNITED STATES				91,266,551
TOTAL COMMERCIAL PAPER (Cost $169,955,415)				169,938,358
FOREIGN SOVEREIGN OBLIGATIONS — (3.8%)
CANADA — (2.7%)
Alberta Treasury Bills
∞	3.220%,03/04/25	CAD	600	411,836
Canada Treasury Bills
∞	3.628%, 02/12/25	CAD	12,600	8,661,216
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	3.761%, 02/27/25	CAD	9,000	$6,179,213
∞	3.104%, 04/24/25	CAD	8,400	5,742,413
∞	3.005%, 04/09/25	CAD	8,000	5,475,130
Ontario Treasury Bills
∞	3.049%, 04/23/25	CAD	10,000	6,837,100
∞	2.926%, 04/30/25	CAD	13,200	9,020,341
∞	3.061%, 06/04/25	CAD	4,845	3,302,174
Quebec Treasury Bills
∞	3.509%, 02/14/25	CAD	200	137,470
∞	3.000%, 04/25/25	CAD	6,000	4,102,467
∞	2.882%, 05/02/25	CAD	3,000	2,049,417
TOTAL CANADA				51,918,777
SINGAPORE — (1.1%)
Monetary Authority of Singapore Bills
∞	3.283%, 02/13/25	SGD	27,000	19,850,768
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				71,769,545
TOTAL INVESTMENT SECURITIES (Cost $1,915,136,457)				1,899,917,263

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	748,923	8,663,544
TOTAL INVESTMENTS — (100.0%)
(Cost $1,923,799,559)^^			$1,908,580,807
As of January 31, 2025, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	49,733,997	SGD	66,221,056	Societe Generale	02/10/25	$993,580
SGD	26,917,170	USD	19,701,415	Societe Generale	02/10/25	110,322
USD	20,108,474	SGD	26,808,810	State Street Bank and Trust	02/10/25	376,493
USD	7,735,260	CAD	11,102,954	Barclays Capital	02/12/25	92,935
USD	26,702,167	CAD	37,106,381	Societe Generale	02/12/25	1,161,304
USD	41,956,844	AUD	67,435,868	UBS AG	02/28/25	28,629
USD	1,575,426	GBP	1,255,716	Barclays Capital	03/31/25	18,754
USD	19,407,237	EUR	18,495,660	Barclays Capital	04/02/25	167,393
EUR	5,006,824	USD	5,165,766	UBS AG	04/02/25	42,511
USD	18,998,016	EUR	18,207,309	Barclays Capital	04/03/25	57,171
USD	34,195,691	CAD	48,778,932	Barclays Capital	04/09/25	537,965

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,352,896	CAD	9,111,705	Royal Bank of Canada	04/09/25	$65,771
USD	7,493,813	CAD	10,714,038	Societe Generale	04/09/25	101,069
USD	620,224	CAD	891,280	Citibank, N.A.	04/16/25	5,032
USD	28,878,080	CAD	41,405,998	Royal Bank of Canada	04/16/25	298,242
USD	18,003,197	CAD	26,024,817	State Street Bank and Trust	04/16/25	39,977
USD	31,911,915	CAD	45,667,954	State Street Bank and Trust	04/17/25	388,835
USD	17,021,757	EUR	16,306,281	Australia and New Zealand Bank	04/25/25	38,707
Total Appreciation						$4,524,690
SGD	12,950,400	USD	9,546,000	HSBC Bank	02/10/25	$(14,170)
SGD	26,192,536	USD	19,826,518	Royal Bank of Canada	02/10/25	(548,132)
USD	4,637,688	JPY	716,948,785	Royal Bank of Canada	03/21/25	(8,818)
EUR	3,688,170	USD	3,854,953	UBS AG	04/03/25	(18,194)
CAD	1,419,390	USD	986,468	Citibank, N.A.	04/09/25	(7,081)
CAD	18,879,009	USD	13,214,690	UBS AG	04/09/25	(188,073)
USD	1,868,255	GBP	1,514,662	Citibank, N.A.	04/10/25	(9,368)
USD	43,268,741	AUD	69,823,542	UBS AG	04/17/25	(156,893)
EUR	1,324,574	USD	1,387,411	HSBC Bank	04/25/25	(7,863)
Total (Depreciation)						$(958,592)
Total Appreciation (Depreciation)						$3,566,098
As of January 31, 2025, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	25,000,000	01/08/26	—	—	$25,598	$25,598
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	4,570,686	4,570,686
Bank of America Corp.	2.464%	Fixed	CPI	Maturity	USD	36,000,000	02/28/25	—	—	149,149	149,149
Bank of America Corp.	2.419%	Fixed	CPI	Maturity	USD	64,000,000	06/10/25	—	—	6,166	6,166
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	55,000,000	10/25/25	—	—	204,719	204,719
Bank of America Corp.	2.318%	Fixed	CPI	Maturity	USD	60,000,000	06/28/25	—	—	31,350	31,350
Bank of America Corp.	2.013%	Fixed	CPI	Maturity	USD	60,000,000	10/01/25	—	—	377,708	377,708
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	426,072	426,072
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	308,998	308,998
Citibank, N.A.	2.642%	Fixed	CPI	Maturity	USD	55,000,000	03/20/25	—	—	128,332	128,332
Citibank, N.A.	2.638%	Fixed	CPI	Maturity	USD	70,000,000	01/24/27	—	—	6,857	6,857
Citibank, N.A.	2.565%	Fixed	CPI	Maturity	USD	20,000,000	05/08/25	—	—	9,513	9,513
Citibank, N.A.	2.548%	Fixed	CPI	Maturity	USD	48,000,000	11/13/25	—	—	86,587	86,587
Citibank, N.A.	2.475%	Fixed	CPI	Maturity	USD	75,000,000	05/21/25	—	—	38,973	38,973
Citibank, N.A.	2.349%	Fixed	CPI	Maturity	USD	50,000,000	10/21/25	—	—	172,248	172,248
Citibank, N.A.	2.348%	Fixed	CPI	Maturity	USD	50,000,000	11/05/25	—	—	184,799	184,799
Citibank, N.A.	2.344%	Fixed	CPI	Maturity	USD	50,000,000	11/06/25	—	—	186,884	186,884
Citibank, N.A.	2.295%	Fixed	CPI	Maturity	USD	25,000,000	07/11/25	—	—	17,477	17,477
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	20,000,000	02/05/25	—	—	142,848	142,848
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	64,000,000	10/02/25	—	—	392,821	392,821
Citibank, N.A.	1.920%	Fixed	CPI	Maturity	USD	45,000,000	07/24/25	—	—	210,490	210,490
Citibank, N.A.	1.915%	Fixed	CPI	Maturity	USD	44,000,000	08/28/25	—	—	301,602	301,602
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,456,488	4,456,488
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	1,003,040	1,003,040

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	$882,931	$882,931
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	164,521	164,521
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,227,633	2,227,633
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,967,764	4,967,764
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	2,208,675	2,208,675
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,856,705	4,856,705
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,403,289	3,403,289
Deutsche Bank AG, London Branch	2.625%	Fixed	CPI	Maturity	USD	30,000,000	12/09/25	—	—	30,319	30,319
Deutsche Bank AG, London Branch	2.310%	Fixed	CPI	Maturity	USD	42,000,000	06/26/25	—	—	21,092	21,092
Deutsche Bank AG, London Branch	2.247%	Fixed	CPI	Maturity	USD	40,000,000	10/08/25	—	—	166,003	166,003
Deutsche Bank AG, London Branch	2.240%	Fixed	CPI	Maturity	USD	35,000,000	06/14/25	—	—	65,407	65,407
Deutsche Bank AG, London Branch	2.227%	Fixed	CPI	Maturity	USD	21,000,000	10/10/25	—	—	92,143	92,143
Deutsche Bank AG, London Branch	1.902%	Fixed	CPI	Maturity	USD	44,000,000	09/05/25	—	—	323,912	323,912
Deutsche Bank AG, London Branch	1.740%	Fixed	CPI	Maturity	USD	30,000,000	08/07/25	—	—	211,124	211,124
Morgan Stanley and Co. International	2.602%	Fixed	CPI	Maturity	USD	27,000,000	01/29/26	—	—	7,785	7,785
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	25,000,000	12/19/25	—	—	28,257	28,257
Morgan Stanley and Co. International	2.530%	Fixed	CPI	Maturity	USD	5,000,000	03/13/25	—	—	17,431	17,431
Morgan Stanley and Co. International	1.907%	Fixed	CPI	Maturity	USD	45,000,000	07/31/25	—	—	223,434	223,434
Total Appreciation										$33,337,830	$33,337,830
Citibank, N.A.	2.765%	Fixed	CPI	Maturity	USD	40,000,000	11/26/25	—	—	(9,000)	(9,000)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	40,000,000	05/29/25	—	—	(5,808)	(5,808)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(38,457)	(38,457)
Deutsche Bank AG, London Branch	2.755%	Fixed	CPI	Maturity	USD	56,000,000	11/25/25	—	—	(7,513)	(7,513)
Deutsche Bank AG, London Branch	2.642%	Fixed	CPI	Maturity	USD	48,000,000	01/16/28	—	—	(51,787)	(51,787)
Deutsche Bank AG, London Branch	2.624%	Fixed	CPI	Maturity	USD	50,000,000	02/04/26	—	—	(3,100)	(3,100)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	$(4,410)	$(4,410)
Total (Depreciation)										$(120,075)	$(120,075)
Total Appreciation (Depreciation)										$33,217,755	$33,217,755
As of January 31, 2025, the value of Rule 144A securities amounted to $322,758,734 or 16.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$129,187,397	—	$129,187,397
Austria	—	1,654,131	—	1,654,131
Belgium	—	3,020,126	—	3,020,126
Canada	—	158,763,861	—	158,763,861
Finland	—	3,917,221	—	3,917,221
France	—	21,439,152	—	21,439,152
Germany	—	67,527,257	—	67,527,257
Ireland	—	22,841,379	—	22,841,379
Italy	—	365,607	—	365,607
Japan	—	92,528,071	—	92,528,071
Netherlands	—	30,783,583	—	30,783,583
Norway	—	17,874,641	—	17,874,641
Spain	—	15,405,079	—	15,405,079
Supranational Organization Obligations	—	170,265,920	—	170,265,920
Sweden	—	29,600,290	—	29,600,290
Switzerland	—	12,281,275	—	12,281,275
United Kingdom	—	27,443,666	—	27,443,666
United States	—	720,742,201	—	720,742,201
U.S. Treasury Obligations	—	132,568,503	—	132,568,503
Commercial Paper	—	169,938,358	—	169,938,358
Foreign Sovereign Obligations	—	71,769,545	—	71,769,545
Securities Lending Collateral	—	8,663,544	—	8,663,544
Total Investments in Securities	—	$1,908,580,807	—	$1,908,580,807
Financial Instruments
Assets
Forward Currency Contracts**	—	4,524,690	—	4,524,690
Swap Agreements**	—	33,337,830	—	33,337,830
Liabilities
Forward Currency Contracts**	—	(958,592)	—	(958,592)
Swap Agreements**	—	(120,075)	—	(120,075)
Total Financial Instruments	—	$36,783,853	—	$36,783,853
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALABAMA — (0.7%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,175	$1,214,949
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,590	2,678,058
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,750	4,911,496
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	780	805,163
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	1,035	1,068,390
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,120	1,169,883
TOTAL ALABAMA		11,847,939
ARIZONA — (2.2%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/28	1,840	1,854,907
City of Phoenix (GO)
5.000%, 07/01/27	1,650	1,736,768
City of Tempe (GO)
5.000%, 07/01/26	1,740	1,795,491
5.000%, 07/01/27	955	1,005,220
City of Tucson (GO) Series 2018-B
5.000%, 07/01/25	650	655,539
5.000%, 07/01/26	4,160	4,289,745
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,028,230
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	$1,340,030
County of Pima Sewer System Revenue (RB)
5.000%, 07/01/25	670	676,233
Maricopa County School District No. 3 Tempe Elementary (GO) Series A
5.000%, 07/01/25	315	317,723
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,350	1,392,886
5.000%, 07/01/27	2,940	3,094,257
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	660	680,966
5.000%, 07/01/27	2,260	2,378,578
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,205	1,216,260
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 12/01/34	9,590	9,642,308
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,581,915
University of Arizona (RB) Series A
5.000%, 06/01/26	1,000	1,006,841
TOTAL ARIZONA		35,693,897
CALIFORNIA — (6.5%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,266,221
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,388,188

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A
4.000%, 11/01/36	7,000	$7,009,342
City of Los Angeles (RN)
5.000%, 06/26/25	8,985	9,040,504
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,860	8,001,445
County of Los Angeles (RN)
5.000%, 06/30/25	17,250	17,342,708
County of Riverside (RN)
5.000%, 06/30/25	9,570	9,657,436
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	15,140
5.000%, 07/01/26	1,065	1,098,665
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,145,087
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	794,637
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,820,335
San Mateo County Transit District (RB) Series A
4.000%, 06/01/32	1,000	1,002,077
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	543,331
State of California (GO)
5.000%, 10/01/25	1,570	1,572,725
5.000%, 08/01/26	9,015	9,331,013
5.000%, 12/01/26	5,535	5,769,067
5.000%, 10/01/29	1,020	1,043,933
5.000%, 08/01/30	4,440	4,440,000
5.000%, 03/01/32	1,000	1,001,988
4.000%, 08/01/35	725	729,564
5.000%, 08/01/35	8,335	8,402,822
4.000%, 08/01/37	3,000	3,011,708
State of California (GO) Series B
5.000%, 09/01/25	3,185	3,229,531
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,172,529
TOTAL CALIFORNIA		105,829,996
	Face Amount	Value†
	(000)
COLORADO — (2.6%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	660	$672,896
5.000%, 12/15/26	7,570	7,884,590
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG) Series B
5.000%, 12/15/30	1,585	1,641,229
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,225	3,286,898
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,446,326
5.000%, 12/15/27	3,450	3,668,204
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,915	3,992,852
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	3,045	3,169,796
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	1,825,676
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,255	3,383,189
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	3,750	3,819,682
5.000%, 12/01/26	3,145	3,272,453
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	460	478,725

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	710	$724,297
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	475	483,905
TOTAL COLORADO		41,750,718
CONNECTICUT — (1.8%)
City of New London (GO)
4.500%, 03/13/25	8,600	8,614,440
City of Torrington (GO)
4.000%, 03/13/25	4,420	4,425,390
Connecticut State Health & Educational Facilities Authority (RB) Series A
1.399%, 07/01/42	5,660	5,660,000
Town of Greenwich (GO)
4.000%, 02/06/25	2,640	2,640,245
Town of Madison (GO)
3.500%, 12/18/25	7,355	7,388,718
TOTAL CONNECTICUT		28,728,793
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,245	1,253,853
District of Columbia (GO) Series E
5.000%, 06/01/26	2,300	2,367,647
TOTAL DISTRICT OF COLUMBIA		3,621,500
FLORIDA — (1.8%)
Broward County Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,315	1,331,673
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/32	1,080	1,094,049
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	260	263,786
5.000%, 10/01/26	180	186,506
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	375	$378,463
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,450	1,468,283
State of Florida (GO) Series A
5.000%, 06/01/25	4,770	4,806,613
5.000%, 06/01/26	8,175	8,408,268
5.000%, 07/01/26	1,135	1,170,632
5.000%, 07/01/27	1,165	1,204,609
State of Florida (GO) Series B
5.000%, 06/01/25	3,120	3,143,948
State of Florida (GO) Series E
5.000%, 06/01/25	3,035	3,058,296
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/25	947	955,360
5.000%, 07/01/26	1,128	1,163,095
TOTAL FLORIDA		28,633,581
GEORGIA — (3.0%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,360	3,547,972
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,120	26,520,485
Richmond County Board of Education (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,115	1,130,795
State of Georgia (GO) Series A
5.000%, 07/01/26	1,240	1,280,324
5.000%, 07/01/27	8,065	8,500,707
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,660	2,660,000
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	4,202,239
State of Georgia (GO) Series F
5.000%, 01/01/27	1,195	1,247,293
TOTAL GEORGIA		49,089,815

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (0.5%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,340	$3,396,357
5.000%, 07/01/26	90	92,883
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	115	116,127
5.000%, 10/01/25	500	507,501
5.000%, 07/01/26	110	113,523
5.000%, 10/01/26	700	709,760
County of Kauai (GO)
5.000%, 08/01/25	520	525,808
County of Maui (GO)
5.000%, 03/01/25	780	781,346
State of Hawaii (GO) Series FH
5.000%, 10/01/26	1,925	1,993,973
TOTAL HAWAII		8,237,278
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,060	1,078,060
IOWA — (0.5%)
City of Des Moines (GO) Series A
5.000%, 06/01/25	1,975	1,989,630
City of Des Moines (GO) Series D
5.000%, 06/01/25	1,520	1,531,260
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,324,062
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,091,881
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,996,534
TOTAL IOWA		8,933,367
KANSAS — (0.8%)
City of Merriam (GO)
5.000%, 10/01/25	350	355,051
City of Olathe (GO) Series A
5.000%, 08/01/25	9,235	9,332,512
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,525	1,579,866
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	$2,133,132
TOTAL KANSAS		13,400,561
KENTUCKY — (1.4%)
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,430	1,437,041
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,640	1,650,675
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,243,765
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	6,235	6,354,648
5.000%, 04/01/28	7,885	8,407,865
TOTAL KENTUCKY		22,093,994
LOUISIANA — (0.8%)
East Baton Rouge Sewerage Commission (RB) Series B
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,425	2,425,000
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,247,197
State of Louisiana (GO) Series B
5.000%, 08/01/25	5,025	5,079,510
State of Louisiana (GO) Series E
5.000%, 06/01/25	4,065	4,094,054
TOTAL LOUISIANA		12,845,761
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,050,424
State of Maine (GO) Series D
5.000%, 06/01/28	765	819,591
TOTAL MAINE		1,870,015

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (4.3%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	$830,385
County of Anne Arundel (GO)
5.000%, 04/01/26	6,685	6,862,727
County of Baltimore (GO)
5.000%, 07/01/25	885	893,319
5.000%, 07/01/26	1,310	1,351,843
5.000%, 08/01/26	3,850	3,888,891
County of Charles (GO)
5.000%, 10/01/25	390	396,066
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,546,143
County of Howard (GO) Series D
5.000%, 02/15/25	8,390	8,396,004
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,615	5,825,371
5.000%, 10/01/27	6,680	7,074,103
County of Montgomery (GO) Series E
1.750%, 11/01/37	1,980	1,980,000
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,265	1,279,652
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,019,355
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,025	1,059,828
State of Maryland (GO) Series A
5.000%, 08/01/25	2,680	2,710,526
5.000%, 03/15/26	1,115	1,143,421
4.000%, 08/01/26	5,400	5,402,068
5.000%, 03/15/28	8,040	8,589,040
State of Maryland (GO) Series B
5.000%, 08/01/25	535	541,094
5.000%, 08/01/26	5,640	5,831,638
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	2,162,278
TOTAL MARYLAND		69,783,752
MASSACHUSETTS — (3.1%)
City of Quincy (GO)
5.000%, 07/25/25	4,000	4,041,516
City of Somerville (GO)
4.500%, 05/30/25	4,115	4,139,971
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	6,215	$6,407,650
5.000%, 07/01/35	14,000	14,083,149
5.000%, 07/01/36	2,485	2,499,195
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/32	800	821,231
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	740	763,648
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,061,996
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,390	2,431,143
4.000%, 07/15/36	5,375	5,407,049
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,295,201
Town of Hingham (GO)
4.000%, 02/14/25	5,025	5,026,627
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,028,186
TOTAL MASSACHUSETTS		51,006,562
MICHIGAN — (0.4%)
L'Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,025	1,030,763
Michigan Finance Authority (RB)
¤ 5.000%, 11/15/31 (Pre-refunded @ $100, 5/15/25)	1,200	1,207,041
¤ 5.000%, 11/15/45 (Pre-refunded @ $100, 5/15/25)	1,715	1,725,063
Michigan State University (RB) Series A
5.000%, 08/15/25	1,545	1,562,864

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
State of Michigan (GO) Series A
5.000%, 05/01/25	1,795	$1,804,452
TOTAL MICHIGAN		7,330,183
MINNESOTA — (3.1%)
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,415	4,601,301
5.000%, 12/01/32	1,185	1,225,558
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,035	1,071,359
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,925	1,961,303
5.000%, 03/01/27	4,360	4,560,087
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,765,762
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,195	12,334,508
5.000%, 09/01/25	2,130	2,158,523
5.000%, 08/01/28	6,010	6,464,827
5.000%, 08/01/33	1,065	1,094,939
State of Minnesota (GO) Series B
5.000%, 08/01/25	5,000	5,059,669
4.000%, 08/01/32	3,715	3,725,571
State of Minnesota (GO) Series D
5.000%, 08/01/25	1,715	1,734,619
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	822,158
TOTAL MINNESOTA		49,580,184
MISSISSIPPI — (0.6%)
State of Mississippi (GO) Series A
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,355	5,399,078
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,690	4,869,875
TOTAL MISSISSIPPI		10,268,953
	Face Amount	Value†
	(000)
MISSOURI — (0.4%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,045	$1,071,472
Curators of the University of Missouri (RB)
5.000%, 11/01/25	3,000	3,049,087
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	162,849
North Kansas City School District No. 74 (GO) Series B
4.000%, 03/01/26	2,175	2,203,259
TOTAL MISSOURI		6,486,667
NEBRASKA — (0.5%)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,143,235
5.000%, 06/01/27	2,535	2,644,027
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,035	3,101,997
Omaha School District (GO)
5.000%, 12/15/25	1,365	1,390,178
TOTAL NEBRASKA		8,279,437
NEVADA — (1.7%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,555	12,134,653
5.000%, 06/01/33	1,475	1,508,925
5.000%, 06/01/37	1,005	1,025,746
State of Nevada (GO) Series A
5.000%, 05/01/25	1,445	1,452,894
State of Nevada (GO) Series D
5.000%, 04/01/25	11,880	11,924,018
TOTAL NEVADA		28,046,236
NEW JERSEY — (4.2%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,003,718
City of Ventnor City (GO)
4.500%, 07/01/25	3,000	3,019,577
County of Essex (GO)
4.250%, 07/10/25	8,085	8,133,547
County of Hudson (GO)
4.000%, 02/28/25	15,000	15,012,545
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,516,217
4.000%, 02/01/28	3,290	3,410,739

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
County of Monmouth (GO)
5.000%, 06/03/25	1,065	$1,072,300
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	6,383,411
New Jersey Economic Development Authority (RB) Series XX
¤ 5.250%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,465	1,478,294
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	10,040	10,094,592
Township of Livingston (GO)
4.000%, 12/05/25	4,000	4,035,795
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	9,000	9,071,006
Township of Toms River (GO)
4.000%, 06/01/27	865	889,598
4.000%, 06/01/28	1,255	1,304,144
TOTAL NEW JERSEY		68,425,483
NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/25	5,015	5,061,243
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,758,316
TOTAL NEW MEXICO		10,819,559
NEW YORK — (9.3%)
City of New York (GO) Series 1
1.849%, 03/01/40	300	300,000
City of New York (GO) Series A1
5.000%, 08/01/38	1,885	1,924,638
City of New York (GO) Series A-4
1.850%, 09/01/49	6,640	6,640,000
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series A5
1.850%, 08/01/44	1,380	$1,380,000
City of New York (GO) Series B-1
5.000%, 10/01/35	2,600	2,719,515
5.000%, 12/01/38	1,610	1,650,991
City of New York (GO) Series B-4
1.850%, 10/01/46	1,575	1,575,000
City of New York (GO) Series B-5
1.850%, 10/01/46	4,250	4,250,000
City of New York (GO) Series C
5.000%, 08/01/25	3,095	3,129,506
5.000%, 08/01/26	4,515	4,665,127
5.000%, 08/01/31	4,620	4,628,079
City of New York (GO) Series D
1.850%, 12/01/47	4,500	4,500,000
City of New York (GO) Series D4
1.850%, 08/01/40	1,145	1,145,000
City of New York (GO) Series E
5.000%, 08/01/26	3,930	4,060,675
City of New York (GO) Series F-1
5.000%, 06/01/34	2,450	2,467,012
City of New York (GO) Series F-6
1.850%, 06/01/44	3,240	3,240,000
City of Rochester (GO) Series II
4.500%, 02/27/25	5,000	5,005,023
City of Rochester (GO) Series III
5.000%, 07/31/25	10,000	10,102,753
Empire State Development Corp. (RB) Series A
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/26)	1,365	1,400,166
5.000%, 03/15/26	5,635	5,780,174
5.000%, 03/15/38	3,675	3,709,154
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	320	325,866
5.000%, 11/15/26	255	265,063

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/25)	365	$365,251
5.000%, 02/15/25	200	200,154
5.000%, 03/15/26	1,010	1,036,246
5.000%, 02/15/33	1,420	1,457,865
5.000%, 03/15/36	3,395	3,476,171
5.000%, 02/15/37	2,870	2,960,066
New York State Dormitory Authority (RB) Series B
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	1,110	1,110,857
5.000%, 02/15/34	1,165	1,165,900
5.000%, 02/15/37	1,655	1,719,508
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/35	1,285	1,285,992
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,000	9,437,361
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,340,170
4.000%, 02/15/34	3,875	3,875,854
4.000%, 02/15/35	8,000	7,999,857
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/35	5,090	5,148,173
Town of Amherst (GO)
4.000%, 10/30/25	6,710	6,765,615
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,025	5,056,661
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	13,000	13,101,930
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	775	789,997
Triborough Bridge & Tunnel Authority (RB) Series C
1.849%, 01/01/32	1,340	1,340,000
TOTAL NEW YORK		150,497,370
NORTH CAROLINA — (1.9%)
Charlotte-Mecklenburg Hospital Authority (RB) Series B
1.800%, 01/15/38	4,315	4,315,000
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Charlotte-Mecklenburg Hospital Authority (RB) Series C
1.800%, 01/15/37	1,630	$1,630,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
1.800%, 01/15/48	5,880	5,880,000
City of Charlotte (GO)
5.000%, 07/01/25	1,510	1,524,319
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	535	540,073
5.000%, 07/01/27	1,900	2,002,551
County of Cabarrus (RB) Series B
5.000%, 08/01/25	970	980,756
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,555,885
County of New Hanover (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,555	3,744,974
County of Wake (GO) Series C
5.000%, 03/01/25	7,915	7,928,614
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	575	583,281
TOTAL NORTH CAROLINA		31,685,453
OHIO — (2.3%)
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,995	2,032,624
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,270	4,383,432
City of Columbus (GO) Series A
4.000%, 08/15/25	3,775	3,801,252
5.000%, 08/15/25	1,340	1,356,365
5.000%, 04/01/27	2,020	2,117,933
Ohio State University (RB) Series A
5.000%, 12/01/25	1,120	1,141,009
State of Ohio (GO) Series A
5.000%, 09/15/25	2,570	2,607,016

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 09/01/28	2,520	$2,712,007
5.000%, 02/01/32	1,920	1,955,645
5.000%, 02/01/33	1,840	1,873,434
5.000%, 02/01/36	2,690	2,734,381
State of Ohio (GO) Series B
5.000%, 08/01/25	2,105	2,129,393
5.000%, 09/01/27	1,020	1,078,162
5.000%, 09/15/27	3,740	3,956,240
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	545	548,037
State of Ohio (GO) Series X
5.000%, 05/01/29	665	723,397
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,585	1,645,878
TOTAL OHIO		36,796,205
OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	801,559
4.000%, 06/01/28	1,790	1,849,137
City of Tulsa (GO)
5.000%, 03/01/25	1,485	1,487,578
TOTAL OKLAHOMA		4,138,274
OREGON — (1.1%)
City of Portland (GO) Series A
5.000%, 06/15/25	230	231,863
5.000%, 06/01/26	1,465	1,507,245
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	816,978
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	5,055	5,091,120
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,149,285
	Face Amount	Value†
	(000)
OREGON — (Continued)
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	1,000	$1,008,539
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/30	1,165	1,173,282
Portland Community College District (GO)
5.000%, 06/15/27	1,375	1,415,357
State of Oregon (GO) Series A
5.000%, 05/01/27	670	703,666
State of Oregon (GO) Series F
5.000%, 05/01/28	820	824,208
5.000%, 05/01/29	1,075	1,102,584
5.000%, 05/01/30	1,000	1,004,959
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,860	1,936,046
TOTAL OREGON		17,965,132
PENNSYLVANIA — (0.8%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,320	5,412,421
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,361,317
Cumberland Valley School District (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/35	1,000	1,006,175
TOTAL PENNSYLVANIA		12,779,913
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,115	1,166,612
SOUTH CAROLINA — (5.1%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	3,350	3,361,529
5.000%, 04/01/26	3,520	3,607,470
5.000%, 04/01/27	2,800	2,932,614

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Beaufort County School District (GO) (ST AID WITHHLDG)
5.000%, 03/28/25	15,075	$15,123,621
Beaufort County School District (GO) (ST AID WITHHLDG) Series B
5.000%, 02/28/25	10,020	10,035,739
Beaufort County School District (GO) Series A
5.000%, 03/02/26	4,000	4,094,110
Beaufort County School District (GO) Series D
5.000%, 03/01/25	7,650	7,663,462
Charleston County School District (GO)
4.000%, 04/01/25	7,810	7,824,680
Clemson University (RB) Series B
5.000%, 05/01/25	800	804,305
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/25	14,565	14,587,569
5.000%, 03/01/26	1,475	1,510,711
County of Dorchester (GO)
5.000%, 05/01/25	4,010	4,032,095
Horry County School District (GO)
5.000%, 03/01/25	3,900	3,907,080
Richland County School District No. 2 (GO)
5.000%, 03/01/25	2,070	2,073,495
State of South Carolina (GO) Series D
5.000%, 04/01/25	1,050	1,053,804
TOTAL SOUTH CAROLINA		82,612,284
TENNESSEE — (2.8%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	930,013
City of Memphis (GO) Series A
5.000%, 10/01/25	915	928,446
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,795	1,885,373
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,408,312
County of Knox (GO) Series C
5.000%, 06/01/26	125	128,759
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Rutherford (GO)
5.000%, 04/01/26	3,570	$3,662,017
County of Rutherford (GO) Series A
5.000%, 04/01/26	2,115	2,169,514
County of Shelby (GO)
5.000%, 04/01/25	6,235	6,257,785
County of Washington (GO) Series A
4.000%, 06/01/26	1,805	1,832,592
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,390	5,503,336
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,048,352
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	4,065	4,103,641
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,955	2,977,095
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,534,665
5.000%, 09/01/27	1,900	2,009,314
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	3,546,633
TOTAL TENNESSEE		45,925,847
TEXAS — (19.1%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	640	640,464
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	535	540,950
5.000%, 08/01/26	2,390	2,469,266
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,456,037
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	2,340	2,367,678
5.000%, 08/15/26	9,870	10,194,861

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	13,000	$13,155,152
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	1,075	1,084,422
City of Anna (GO)
4.000%, 02/15/28	1,350	1,384,134
City of Arlington (GO)
5.000%, 08/15/25	1,175	1,189,078
City of Austin (GO)
5.000%, 09/01/25	5,845	5,918,055
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,285	1,307,101
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,130	1,197,270
5.000%, 11/15/31	940	969,236
City of Bedford (GO)
5.000%, 02/01/25	2,920	2,920,000
City of Carrollton (GO)
5.000%, 08/15/25	1,390	1,406,136
5.000%, 08/15/26	1,420	1,466,767
City of Cedar Park (GO)
5.000%, 02/15/26	680	695,126
City of College Station (GO)
5.000%, 02/15/28	520	551,647
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	2,006,055
City of Dallas (GO) Series A
5.000%, 08/15/25	3,425	3,465,306
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,275	1,321,430
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,364,092
City of Denton (GO)
5.000%, 02/15/25	1,000	1,000,762
5.000%, 02/15/28	2,040	2,167,818
City of DeSoto (GO)
5.000%, 02/15/25	1,795	1,796,331
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	430	440,104
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 03/01/27	225	$234,620
City of Fort Worth (GO)
5.000%, 03/01/27	5,230	5,458,875
5.000%, 03/01/28	5,000	5,315,841
City of Frisco (GO)
5.000%, 02/15/25	1,030	1,030,743
5.000%, 02/15/26	1,500	1,533,830
5.000%, 02/15/25	2,985	2,987,153
City of Georgetown (GO)
5.000%, 08/15/25	2,050	2,074,016
City of Houston (GO) Series A
5.000%, 03/01/25	6,370	6,380,332
5.000%, 03/01/27	5,485	5,723,905
City of Irving (GO)
5.000%, 09/15/27	2,020	2,134,002
City of Leander (GO) Series A
5.000%, 08/15/25	1,355	1,371,595
City of Lewisville (GO)
5.000%, 02/15/27	645	672,311
5.000%, 02/15/28	745	789,673
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,100	1,122,371
City of McKinney (GO)
5.000%, 08/15/25	3,305	3,343,366
City of Midland (GO)
5.000%, 03/01/28	705	749,105
City of Pflugerville (GO)
5.000%, 08/01/26	1,190	1,228,760
City of Richardson (GO)
5.000%, 02/15/25	3,545	3,547,508
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,161,992
City of San Antonio (GO)
5.000%, 02/01/25	8,595	8,595,000
5.000%, 02/01/26	3,175	3,243,662
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,335	3,406,132
4.000%, 02/01/27	1,645	1,683,659
4.000%, 02/01/36	2,775	2,782,751
City of Temple (GO) Series A
5.000%, 08/01/28	185	197,642
City of Temple (GO) Series B
5.000%, 08/01/27	160	168,164
5.000%, 08/01/28	165	176,275
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,070,000

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,335	$1,335,954
5.000%, 02/15/32	1,025	1,045,221
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,904,648
5.000%, 02/15/29	895	967,918
County of Collin (GO)
5.000%, 02/15/25	1,650	1,651,134
County of Harris (GO)
5.000%, 10/01/25	810	822,312
County of Harris (GO) Series A
5.000%, 09/15/25	485	491,882
5.000%, 10/01/25	1,425	1,446,660
County of Tarrant (GO)
5.000%, 07/15/28	595	637,619
5.000%, 07/15/29	365	397,300
County of Travis (GO) Series A
5.000%, 03/01/26	1,440	1,473,682
County of Williamson (GO)
4.000%, 02/15/36	2,915	2,927,189
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,010,821
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	5,350	5,353,786
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,880	2,931,828
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	305	305,234
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,445	1,445,537
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Denton Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 2/15/25)	1,565	$1,566,123
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	2,430	2,431,744
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,125	1,138,479
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,295	1,310,171
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,035	1,090,705
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,320	1,320,952
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,580	2,581,949
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	890	928,941
4.000%, 02/15/28	2,030	2,092,745
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,495	1,586,979
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,141,068
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	375	382,961
5.000%, 02/01/27	265	276,335
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	600	600,447

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	$2,013,289
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,015	3,146,311
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,044,567
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	535	543,097
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,115	1,141,295
5.000%, 02/15/27	1,225	1,279,836
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,705	1,706,230
5.000%, 02/15/26	1,875	1,919,219
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	160,777
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	405,552
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	2,490	2,490,884
Keller Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 2/15/25)	2,000	2,001,537
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,973,088
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	2,862,003
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,515	7,685,363
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	11,190	$11,198,029
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	510	510,385
5.000%, 02/15/26	8,535	8,731,887
Montgomery Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/38 (Pre-refunded @ $100, 2/15/25)	3,330	3,332,333
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	275	275,190
5.000%, 02/15/26	2,600	2,657,301
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/31	2,260	2,322,225
5.000%, 09/01/35	3,385	3,413,833
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	310	312,847
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,535,530
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	585	631,272
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	190	198,467
5.000%, 02/15/30	2,500	2,551,371
5.000%, 02/15/31	2,000	2,040,686
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,125	4,261,809
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,980	2,123,629

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	535	$569,127
State of Texas (GO) Series A
5.000%, 10/01/25	1,175	1,192,741
5.000%, 10/01/26	4,905	4,978,553
5.000%, 04/01/27	1,480	1,516,949
State of Texas (GO) Series C
5.000%, 08/01/27	420	442,709
Tarrant County College District (GO)
5.000%, 08/15/28	1,025	1,099,989
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
1.450%, 08/01/50	5,430	5,430,000
Tarrant Regional Water District Water Supply System Revenue (RB)
5.000%, 03/01/25	390	390,642
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	510	541,626
Texas A&M University (RB) Series A
5.000%, 05/15/25	990	996,438
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	5,870	5,891,077
5.000%, 10/01/25	4,560	4,627,643
Texas Transportation Commission (GO)
5.000%, 04/01/25	1,600	1,605,588
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	465	488,970
5.000%, 08/01/28	575	614,708
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	1,080	1,080,000
5.000%, 02/01/26	230	235,065
5.000%, 02/01/27	700	729,110
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	290	305,535
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	875	$904,351
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,381,827
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,113,917
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,495	2,523,422
TOTAL TEXAS		310,386,714
UTAH — (1.5%)
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/25	1,435	1,437,533
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,195,793
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,516,412
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	765	776,577
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,815,000
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,209,311
State of Utah (GO)
5.000%, 07/01/25	755	762,319
5.000%, 07/01/26	2,265	2,339,613
Timpanogos Special Service District (RB)
5.000%, 06/01/25	550	553,959
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,275	1,339,844
5.000%, 06/01/28	1,890	2,023,136
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,260	1,270,295

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
¤ 4.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	2,915	$2,928,273
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	1,730	1,744,135
TOTAL UTAH		23,912,200
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,344,071
VIRGINIA — (2.0%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	1,973,526
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,940	8,060,611
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	214,753
5.000%, 04/01/28	730	779,295
County of Arlington (GO)
5.000%, 08/15/27	7,850	8,288,062
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,335	2,383,461
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,295	2,315,012
5.000%, 10/01/25	2,200	2,233,491
5.000%, 10/01/26	5,600	5,811,663
TOTAL VIRGINIA		32,059,874
WASHINGTON — (7.3%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	5,035	5,119,174
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	4,875	4,956,499
City of Seattle (GO)
4.000%, 12/01/34	1,165	1,165,970
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,616,467
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Spokane (GO)
5.000%, 12/01/25	1,240	$1,262,939
County of King (GO)
5.000%, 12/01/25	1,625	1,656,002
County of King (GO) Series A
5.000%, 12/01/25	2,840	2,894,182
5.000%, 12/01/26	5,945	6,192,418
County of King (GO) Series B
5.000%, 12/01/25	1,455	1,482,759
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	410	418,608
4.000%, 07/01/36	12,275	12,315,023
County of Spokane (GO)
5.000%, 12/01/26	4,000	4,159,192
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,355	1,398,301
5.000%, 07/01/28	5,805	6,225,056
5.000%, 07/01/33	1,140	1,147,691
Energy Northwest (RB) Series B
5.000%, 07/01/25	880	888,095
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,070	2,152,758
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/25	2,300	2,340,816
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	905	921,891
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,215	1,236,674
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	285	291,196
5.000%, 12/01/29	3,030	3,322,940
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,830	2,884,928

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series D
5.000%, 02/01/35	1,085	$1,103,007
State of Washington (GO) Series 2016-B
5.000%, 08/01/36	2,000	2,015,751
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,765	1,824,446
State of Washington (GO) Series A
5.000%, 08/01/26	3,840	3,969,334
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,795	1,814,469
State of Washington (GO) Series B
5.000%, 07/01/29	145	147,531
5.000%, 08/01/29	1,115	1,146,857
5.000%, 07/01/30	1,090	1,108,634
5.000%, 07/01/31	10,035	10,202,925
State of Washington (GO) Series C
5.000%, 02/01/25	7,190	7,190,000
5.000%, 06/01/38	2,000	2,038,585
State of Washington (GO) Series D
5.000%, 06/01/25	1,000	1,007,147
5.000%, 06/01/26	2,400	2,471,894
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,005	1,038,849
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,055	2,167,640
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	2,405	2,474,476
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,570	5,631,795
TOTAL WASHINGTON		118,402,919
WISCONSIN — (2.5%)
City of Madison (GO) Series B
5.000%, 10/01/25	3,760	3,816,991
County of Dane (GO) Series A
4.000%, 06/01/25	4,845	4,863,631
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	$2,323,298
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	975	1,030,409
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	5,040	5,184,132
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	4,335	4,507,701
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	4,535	4,560,561
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,140	4,258,395
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	9,470	9,559,064
TOTAL WISCONSIN		40,104,182
TOTAL MUNICIPAL BONDS (Cost $1,595,525,766)		1,593,459,341
COMMERCIAL PAPER — (0.8%)
California Statewide Communities Development Authority
2.980%, 02/05/25	10,000	10,000,513
County of Harris
3.200%, 03/05/25	3,290	3,290,697
TOTAL COMMERCIAL PAPER (Cost $13,290,000)		13,291,210

	Shares
INVESTMENT COMPANIES — (1.0%)
BlackRock Liquidity Funds MuniCash (Cost $15,302,878)	15,301,348	15,302,878
TOTAL INVESTMENTS — (100.0%)
(Cost $1,624,118,644)^^		$1,622,053,429

DFA Municipal Real Return Portfolio
CONTINUED
As of January 31, 2025, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$527,426	$527,426
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	743,268	743,268
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	684,642	684,642
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	418,474	418,474
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	540,963	540,963
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	438,305	438,305
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	583,169	583,169
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	283,167	283,167
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,459,188	1,459,188
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	673,793	673,793
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	337,245	337,245
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	857,566	857,566
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	847,084	847,084
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,217,188	1,217,188
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,023,940	1,023,940
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	462,770	462,770
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	574,000	574,000
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	851,625	851,625
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	873,446	873,446
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	925,161	925,161
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	719,833	719,833
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,068,718	1,068,718
Bank of America Corp.	2.609%	Fixed	CPI	Maturity	USD	25,000,000	05/07/25	—	—	2,647	2,647
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	917,367	917,367
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	725,137	725,137
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	55,000,000	04/03/25	—	—	180,645	180,645
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	936,956	936,956
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	837,253	837,253
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,539,618	1,539,618
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,803,830	1,803,830
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,435,768	1,435,768
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,435,881	1,435,881
Bank of America Corp.	2.308%	Fixed	CPI	Maturity	USD	22,000,000	06/26/25	—	—	11,479	11,479

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	$1,727,421	$1,727,421
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,634,060	1,634,060
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,311,535	2,311,535
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,449,130	1,449,130
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,859,965	1,859,965
Bank of America Corp.	2.070%	Fixed	CPI	Maturity	USD	37,000,000	09/27/25	—	—	215,043	215,043
Bank of America Corp.	2.045%	Fixed	CPI	Maturity	USD	25,000,000	07/17/25	—	—	82,269	82,269
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	2,035,067	2,035,067
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,936,232	1,936,232
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	3,259,396	3,259,396
Citibank, N.A.	2.617%	Fixed	CPI	Maturity	USD	46,000,000	01/10/26	—	—	15,022	15,022
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	41,000,000	12/20/25	—	—	33,639	33,639
Citibank, N.A.	2.554%	Fixed	CPI	Maturity	USD	69,000,000	11/14/25	—	—	120,177	120,177
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	34,000,000	12/27/25	—	—	43,679	43,679
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,011,719	1,011,719
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	28,000,000	10/09/25	—	—	98,990	98,990
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,219,489	2,219,489
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,456,600	1,456,600
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	52,000,000	10/04/25	—	—	289,261	289,261
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,294,041	2,294,041
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	34,000,000	10/02/25	—	—	208,671	208,671
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,706,023	1,706,023
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,185,623	1,185,623
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	101,765	101,765
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	285,572	285,572
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	693,465	693,465
Morgan Stanley and Co. International	2.323%	Fixed	CPI	Maturity	USD	31,000,000	10/17/25	—	—	111,984	111,984
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	47,000,000	10/22/25	—	—	177,854	177,854
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	30,000,000	07/30/25	—	—	142,379	142,379
Morgan Stanley and Co. International	1.914%	Fixed	CPI	Maturity	USD	26,000,000	08/14/25	—	—	151,977	151,977
Morgan Stanley and Co. International	1.820%	Fixed	CPI	Maturity	USD	33,000,000	08/23/25	—	—	253,064	253,064
Morgan Stanley and Co. International	1.780%	Fixed	CPI	Maturity	USD	37,000,000	09/11/25	—	—	316,405	316,405
Total Appreciation										$55,365,069	$55,365,069
Bank of America Corp.	2.719%	Fixed	CPI	Maturity	USD	66,000,000	01/23/26	—	—	(50,271)	(50,271)
Citibank, N.A.	2.781%	Fixed	CPI	Maturity	USD	48,000,000	11/22/25	—	—	(13,804)	(13,804)
Citibank, N.A.	2.734%	Fixed	CPI	Maturity	USD	70,000,000	01/15/26	—	—	(56,169)	(56,169)

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	25,000,000	05/29/25	—	—	$(3,630)	$(3,630)
Total (Depreciation)										$(123,874)	$(123,874)
Total Appreciation (Depreciation)										$55,241,195	$55,241,195
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,593,459,341	—	$1,593,459,341
Commercial Paper	—	13,291,210	—	13,291,210
Investment Companies	$15,302,878	—	—	15,302,878
Total Investments in Securities	$15,302,878	$1,606,750,551	—	$1,622,053,429
Financial Instruments
Assets
Swap Agreements**	—	55,365,069	—	55,365,069
Liabilities
Swap Agreements**	—	(123,874)	—	(123,874)
Total Financial Instruments	—	$55,241,195	—	$55,241,195
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	$333,759
ARIZONA — (0.3%)
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	166,625
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	505	509,740
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	451,806
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	390,144
TOTAL ARIZONA		1,518,315
CALIFORNIA — (1.8%)
State of California (GO)
3.500%, 08/01/27	5,000	5,099,198
5.000%, 08/01/27	270	285,067
5.000%, 04/01/29	1,000	1,087,078
4.000%, 09/01/35	1,820	1,831,909
4.000%, 10/01/36	1,000	1,025,298
TOTAL CALIFORNIA		9,328,550
COLORADO — (1.6%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/39	800	920,768
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	225,353
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,851,904
	Face Amount	Value†
	(000)
COLORADO — (Continued)
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	$208,142
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	325,999
5.000%, 12/01/36	1,090	1,166,888
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	712,535
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	2,500	2,821,333
TOTAL COLORADO		8,232,922
CONNECTICUT — (0.4%)
Connecticut State Health & Educational Facilities Authority (RB) Series A
1.399%, 07/01/42	1,765	1,765,000
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/27	525	552,039
District of Columbia (GO) Series D
5.000%, 06/01/25	365	367,595
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	770	776,925
TOTAL DISTRICT OF COLUMBIA		1,696,559
FLORIDA — (7.0%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	521,361
5.000%, 07/01/28	435	466,446

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	$111,501
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	128,226
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,148,703
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,024,108
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,688,862
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	661,049
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,104,265
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,315	3,365,027
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,012,609
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	69,114
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	140,035
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,365,257
5.000%, 10/01/36	290	328,112
5.000%, 10/01/39	200	224,914
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,129,415
School District of Broward County (GO)
5.000%, 07/01/25	3,855	3,889,967
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	$1,315,002
State of Florida (GO) Series B
5.000%, 06/01/29	2,513	2,741,718
TOTAL FLORIDA		35,435,691
GEORGIA — (1.2%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,025	1,043,907
Effingham County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/39	500	566,709
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,258,620
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,093,631
State of Georgia (GO) Series A-1
5.000%, 02/01/25	1,060	1,060,000
TOTAL GEORGIA		6,022,867
HAWAII — (1.9%)
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,124,469
County of Maui (GO)
5.000%, 03/01/26	200	204,914
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,265,756
State of Hawaii (GO) Series FE
5.000%, 10/01/25	1,010	1,025,249
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,052,864
TOTAL HAWAII		9,673,252
ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,035,239

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	$606,434
TOTAL ILLINOIS		2,641,673
IOWA — (0.8%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	493,306
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,655,971
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	155,003
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	622,234
TOTAL IOWA		3,926,514
KANSAS — (0.9%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,156,798
City of Merriam (GO)
5.000%, 10/01/25	800	811,544
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,428,471
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	233,095
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	1,070,766
TOTAL KANSAS		4,700,674
KENTUCKY — (0.7%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,297,442
MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/25	245	246,405
	Face Amount	Value†
	(000)
MAINE — (Continued)
State of Maine (GO) Series B
4.000%, 06/01/26	515	$523,352
TOTAL MAINE		769,757
MARYLAND — (6.3%)
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,206,888
County of Anne Arundel (GO)
5.000%, 10/01/25	650	659,895
5.000%, 10/01/27	1,005	1,064,293
County of Baltimore (GO)
5.000%, 03/01/26	3,000	3,073,506
5.000%, 03/01/28	1,335	1,425,152
County of Charles (GO)
5.000%, 10/01/38	620	699,095
County of Harford (GO) Series A
5.000%, 10/01/29	1,920	2,107,829
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,105,965
County of Howard (GO) Series A
5.000%, 08/15/29	840	920,172
5.000%, 08/15/36	1,525	1,736,033
County of Prince George's (GO) Series A
5.000%, 07/15/29	3,660	4,003,520
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	922,517
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	1,824,813
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	700	738,889
State of Maryland (GO) Series A
5.000%, 06/01/37	4,490	5,016,394
State of Maryland (GO) Series B
5.000%, 08/01/27	1,205	1,271,945
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,185,138
TOTAL MARYLAND		31,962,044

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (1.4%)
City of Beverly (GO)
5.000%, 03/15/25	500	$501,321
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	1,000	1,094,400
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	220	246,811
Commonwealth of Massachusetts (GO) Series B
5.000%, 05/01/39	500	564,792
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,274,249
5.000%, 08/01/40	2,000	2,216,794
Town of Norwood (GO)
5.000%, 03/15/29	340	371,795
TOTAL MASSACHUSETTS		7,270,162
MICHIGAN — (0.4%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	566,577
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,635,178
TOTAL MICHIGAN		2,201,755
MINNESOTA — (2.2%)
City of St. Paul (GO) Series A
5.000%, 03/01/25	2,020	2,023,539
5.000%, 09/01/29	1,040	1,137,312
County of Ramsey (GO) Series A
5.000%, 02/01/25	1,150	1,150,000
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/39	1,120	1,259,122
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,067,158
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,812,769
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	$1,644,408
TOTAL MINNESOTA		11,094,308
MISSOURI — (1.9%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,727,967
County of St. Louis (GO)
5.000%, 02/01/25	1,270	1,270,000
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,547,023
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	2,135	2,179,040
5.000%, 02/01/26	2,935	2,999,736
TOTAL MISSOURI		9,723,766
NEBRASKA — (2.3%)
City of Omaha (GO)
5.000%, 04/15/28	285	304,095
County of Sarpy (GO)
5.000%, 06/01/25	1,925	1,939,324
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,413,295
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,206,825
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	1,500	1,500,000
Omaha School District (GO)
5.000%, 12/15/25	2,500	2,546,114
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	606,095
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,228,100
TOTAL NEBRASKA		11,743,848

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (0.9%)
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	$1,227,334
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,257,326
TOTAL NEVADA		4,484,660
NEW HAMPSHIRE — (0.3%)
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	1,629,981
NEW JERSEY — (0.7%)
City of Hoboken (GO)
3.000%, 02/01/25	975	975,000
Princeton (GO)
2.000%, 12/15/25	1,815	1,792,261
Township of Montville (GO)
3.000%, 10/01/25	500	500,065
TOTAL NEW JERSEY		3,267,326
NEW MEXICO — (0.9%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,117,568
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,274,162
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	206,266
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	1,095	1,151,796
TOTAL NEW MEXICO		4,749,792
NEW YORK — (5.6%)
City of New York (GO) Series A
5.000%, 08/01/25	1,700	1,718,953
City of New York (GO) Series C
4.000%, 08/01/39	2,500	2,523,853
City of New York (GO) Series F-1
5.000%, 08/01/36	1,145	1,287,386
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	500	501,331
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	$516,993
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,522,497
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/25)	350	350,240
5.000%, 02/15/25	150	150,116
5.000%, 03/15/33	2,175	2,326,517
4.000%, 03/15/37	1,435	1,467,633
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	1,446,105
4.000%, 02/15/39	4,240	4,282,010
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,435,160
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	336,129
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,545,534
TOTAL NEW YORK		28,410,457
NORTH CAROLINA — (1.6%)
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,036,384
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	113,205
County of Durham (GO)
5.000%, 06/01/37	210	237,049
County of Wake (GO)
5.000%, 04/01/25	3,015	3,026,018
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,060,494
State of North Carolina (GO) Series A
5.000%, 06/01/25	655	659,963

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
State of North Carolina (GO) Series B
5.000%, 06/01/25	1,000	$1,007,576
TOTAL NORTH CAROLINA		8,140,689
OHIO — (1.5%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	2,206,769
State of Ohio (GO) Series A
5.000%, 03/01/28	610	650,635
5.000%, 06/15/30	1,460	1,617,182
5.000%, 03/01/43	1,000	1,092,161
State of Ohio (GO) Series C
5.000%, 08/01/28	2,015	2,165,402
TOTAL OHIO		7,732,149
OKLAHOMA — (1.2%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,256,245
City of Tulsa (GO)
5.000%, 03/01/26	2,750	2,816,494
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,943,767
TOTAL OKLAHOMA		6,016,506
OREGON — (2.7%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	265,573
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	299,746
City of Salem (GO)
5.000%, 06/01/25	1,280	1,289,340
5.000%, 06/01/26	1,220	1,255,987
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	289,219
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	940,061
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	$4,362,698
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,008,285
State of Oregon (GO) Series A
5.000%, 05/01/26	1,020	1,048,663
State of Oregon (GO) Series C
5.000%, 05/01/25	700	703,911
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	151,987
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,187,075
TOTAL OREGON		13,802,545
PENNSYLVANIA — (0.5%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,908,228
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	155	155,266
Township of Lower Merion (GO)
5.000%, 05/01/29	605	660,115
TOTAL PENNSYLVANIA		2,723,609
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,239,140
SOUTH CAROLINA — (3.4%)
Beaufort County School District (GO) Series A
5.000%, 03/01/26	2,280	2,334,884
Beaufort County School District (GO) Series D
5.000%, 03/01/25	995	996,751

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Clemson University (RB) Series B
5.000%, 05/01/25	750	$754,036
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	3,010	3,015,345
County of Richland (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	535,950
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,714,981
3.000%, 04/01/26	1,500	1,499,514
Richland County School District No. 2 (GO)
5.000%, 03/01/28	3,020	3,219,140
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	894,023
5.000%, 03/01/38	1,000	1,102,060
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,093,949
TOTAL SOUTH CAROLINA		17,160,633
TENNESSEE — (5.4%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	1,775	1,791,685
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	892,629
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,254,897
City of Memphis (GO)
5.000%, 05/01/26	1,010	1,037,741
City of Memphis (GO) Series A
5.000%, 04/01/25	2,585	2,594,192
County of Knox (GO)
4.000%, 06/01/38	1,000	1,026,599
County of Knox (GO) Series C
5.000%, 06/01/25	1,000	1,007,474
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	$1,434,806
4.000%, 04/01/39	1,025	1,036,404
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,544,118
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,937,966
County of Williamson (GO) Series B
5.000%, 05/01/28	2,720	2,912,364
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,046,225
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,245	1,282,940
4.000%, 07/01/37	2,000	2,013,223
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	340	357,456
TOTAL TENNESSEE		27,170,719
TEXAS — (24.5%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,501,102
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	240,167
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	212,221
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	555,695
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,091,461
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,001,442

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	$1,120,784
5.000%, 02/15/39	1,450	1,611,274
City of Amarillo (GO)
2.000%, 02/15/25	725	724,613
4.000%, 02/15/26	1,685	1,707,680
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,119,804
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,055,235
City of Austin (GO)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	10,309
5.000%, 09/01/27	2,255	2,380,514
5.000%, 09/01/38	210	233,311
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/39	500	563,125
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	544,838
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,297,111
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,436,484
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,914,004
City of Celina (GO)
4.125%, 09/01/25	1,415	1,425,888
4.125%, 09/01/26	2,520	2,568,392
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	2,143,997
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	841,985
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,688,813
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	500	507,567
City of Denton (GO)
5.000%, 02/15/35	1,420	1,602,189
5.000%, 02/15/39	2,000	2,220,484
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
5.000%, 03/01/28	2,070	$2,113,838
5.000%, 03/01/37	1,000	1,109,593
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	4,380	4,383,159
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,551,001
5.000%, 02/15/28	3,495	3,718,173
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,043,092
City of Irving (GO)
5.000%, 09/15/25	1,795	1,820,360
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,666,863
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	770,568
City of Midland (GO)
5.000%, 03/01/28	1,200	1,275,073
City of Pearland (GO)
5.000%, 03/01/25	565	565,930
City of Pflugerville (GO)
5.000%, 08/01/37	350	384,008
City of Plano (GO)
5.000%, 09/01/38	1,000	1,118,164
City of Richardson (GO)
5.000%, 02/15/39	750	828,631
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,034,814
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,600	1,704,985
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	554,705
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,021,872
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,032,571
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,509,759
County of Bexar (GO)
4.000%, 06/15/26	650	661,509
5.000%, 06/15/26	1,625	1,675,428

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Collin (GO)
5.000%, 02/15/38	335	$372,029
County of Collin (GO)
5.000%, 02/15/25	1,010	1,010,694
County of Harris (GO)
5.000%, 10/01/26	475	492,926
County of Harris (GO) Series A
5.000%, 09/15/38	1,400	1,584,381
County of Williamson (GO)
4.000%, 02/15/26	4,010	4,063,974
5.000%, 02/15/39	500	556,755
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	85	85,060
Dallas College (GO)
5.000%, 02/15/28	930	989,385
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	915	1,028,375
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,521,514
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	530	542,499
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	765,547
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	182,485
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,001,636
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,073,934
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,706,890
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	785	814,105
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	$845,956
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	672,699
5.000%, 08/15/29	1,140	1,195,846
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,226,029
5.000%, 02/15/30	870	955,468
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	885,635
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,109,166
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,255	1,378,271
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	444,068
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/38	500	566,194
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	836,924
5.000%, 08/15/30	2,850	2,932,383
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,624,351
State of Texas (GO) Series A
5.000%, 04/01/25	2,230	2,238,153
5.000%, 10/01/25	2,485	2,522,519
State of Texas (GO) Series B
5.000%, 08/01/25	350	353,969

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
State of Texas (GO) Series C
5.000%, 08/01/25	675	$682,655
5.000%, 08/01/26	1,420	1,468,038
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	5,983,617
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,010	1,130,843
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	332,157
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	375	402,202
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	250	277,602
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	105,000
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	840,820
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,213,670
TOTAL TEXAS		123,881,009
UTAH — (2.7%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,628,737
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/39	2,000	2,248,580
Central Valley Water Reclamation Facility (RB) Series C
4.000%, 03/01/38	3,280	3,327,622
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,007,495
	Face Amount	Value†
	(000)
UTAH — (Continued)
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	$137,044
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,016,423
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	842,013
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,840,315
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	815	821,659
TOTAL UTAH		13,869,888
VIRGINIA — (2.4%)
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,080,628
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,536,574
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	1,132,047
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,795,405
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	785,013
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	2,025	2,136,392
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	509,512
TOTAL VIRGINIA		11,975,571
WASHINGTON — (8.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,090	1,110,164

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	175	$176,686
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	287,957
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,270	2,317,310
County of King (GO)
5.000%, 12/01/35	4,000	4,569,068
County of King (GO) Series A
4.000%, 01/01/26	725	733,741
County of King (GO) Series B
5.000%, 12/01/37	1,045	1,182,013
County of King (GO) Series E
5.000%, 12/01/25	480	489,157
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,485,178
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,317,410
5.000%, 07/01/28	1,595	1,640,182
County of Spokane (GO)
5.000%, 12/01/28	1,365	1,472,768
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,550	3,997,442
5.000%, 07/01/37	165	184,927
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	623,384
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	557,475
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,018,334
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	316,573
5.000%, 12/01/39	1,000	1,131,346
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	$1,035,142
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,410	1,424,862
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,000	1,136,705
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,104,942
State of Washington (GO) Series C
5.000%, 02/01/25	1,000	1,000,000
5.000%, 02/01/34	2,470	2,512,207
5.000%, 02/01/37	2,155	2,388,622
State of Washington (GO) Series D
5.000%, 02/01/28	1,065	1,110,133
4.000%, 06/01/37	1,115	1,144,647
State of Washington (GO) Series R-2023A
5.000%, 08/01/30	5,075	5,627,365
TOTAL WASHINGTON		44,095,740
WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,000	2,120,062
WISCONSIN — (3.9%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,320	2,546,328
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	202,715
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,246,738
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,298,382
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,302,831
State of Wisconsin (GO) Series A
5.000%, 05/01/36	2,500	2,633,613

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	$1,410,803
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	627,888
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	975,467
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,045	2,056,526
5.000%, 05/01/37	2,370	2,642,369
TOTAL WISCONSIN		19,943,660
TOTAL MUNICIPAL BONDS (Cost $516,289,164)		506,752,994

	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $103,002)	102,992	$103,002
TOTAL INVESTMENTS — (100.0%)
(Cost $516,392,166)^^		$506,855,996
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$506,752,994	—	$506,752,994
Investment Companies	$103,002	—	—	103,002
Total Investments in Securities	$103,002	$506,752,994	—	$506,855,996

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (64.9%)
U.S. Core Equity 1 Portfolio	16,966,713	$756,545,718
INTERNATIONAL EQUITIES — (35.1%)
International Core Equity Portfolio	17,792,510	284,324,317
Emerging Markets Core Equity Portfolio	5,358,816	125,289,123
TOTAL INTERNATIONAL EQUITIES		409,613,440
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $633,988,419)^^		$1,166,159,158
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,166,159,158	—	—	$1,166,159,158
Total Investments in Securities	$1,166,159,158	—	—	$1,166,159,158

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	179,774	$106,738,528
0.125%, 02/15/51	190,906	107,009,608
0.125%, 02/15/52	194,268	107,061,430
1.500%, 02/15/53	56,457	45,778,242
TOTAL U.S. TREASURY OBLIGATIONS Cost ($521,096,671)		366,587,808
TOTAL INVESTMENTS — (100.0%)
(Cost $521,096,671)^^		$366,587,808
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$366,587,808	—	$366,587,808
Total Investments in Securities	—	$366,587,808	—	$366,587,808

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (9.1%)
*	Advantage Solutions, Inc.	5,830	$15,391
	Alphabet, Inc. (GOOG US), Class C	114,968	23,637,421
	Alphabet, Inc. (GOOGL US), Class A	143,832	29,344,605
*	AMC Networks, Inc., Class A	3,200	30,816
*	Anterix, Inc.	2,629	75,111
	AT&T, Inc.	247,297	5,868,358
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	15,496
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,636	218,395
	ATN International, Inc.	2,936	45,655
*	Bandwidth, Inc., Class A	3,555	63,172
	Cable One, Inc.	630	191,526
*	Cardlytics, Inc.	4,280	13,097
*	Cargurus, Inc.	12,627	494,978
*	Cars.com, Inc.	11,231	201,260
*	Charter Communications, Inc., Class A	12,170	4,204,613
*	Cinemark Holdings, Inc.	19,740	565,156
	Comcast Corp., Class A	169,746	5,713,650
	Electronic Arts, Inc.	10,581	1,300,511
*	Eventbrite, Inc., Class A	9,003	28,539
	Fox Corp. (FOX US), Class B	22,365	1,086,939
	Fox Corp. (FOXA US), Class A	21,922	1,121,968
*	Frontier Communications Parent, Inc.	30,219	1,080,631
*	Gaia, Inc.	4,112	23,109
*	Gannett Co., Inc.	7,700	34,804
*	Gogo, Inc.	19,177	161,854
	Gray Media, Inc.	16,887	63,157
*	Harte Hanks, Inc.	1,613	8,694
	IDT Corp., Class B	3,200	150,976
*	IMAX Corp.	5,208	122,648
*	Integral Ad Science Holding Corp.	19,742	207,488
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Interpublic Group of Cos., Inc.	44,421	$1,273,550
	Iridium Communications, Inc.	11,303	324,961
	John Wiley & Sons, Inc. (WLY US), Class A	4,171	170,719
	John Wiley & Sons, Inc. (WLYB US), Class B	144	5,910
*	Liberty Broadband Corp. (LBRDA US), Class A	1,324	100,664
*	Liberty Broadband Corp. (LBRDK US), Class C	5,558	426,076
*	Liberty Global Ltd. (LBTYA US), Class A	17,919	206,248
*	Liberty Global Ltd. (LBTYK US), Class C	16,703	195,926
*	Liberty Latin America Ltd. (LILA US), Class A	14,721	90,976
*	Liberty Latin America Ltd. (LILAK US), Class C	21,266	130,361
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,380	209,488
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	1,607,090
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	1,829	131,633
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	4,562	335,718
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	25,534	200,442

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	16,015	$112,425
*	Live Nation Entertainment, Inc.	9,557	1,382,707
*	Lumen Technologies, Inc.	46,689	230,644
*	Madison Square Garden Entertainment Corp.	4,462	162,149
*	Madison Square Garden Sports Corp.	2,119	465,905
*	Magnite, Inc.	27,185	467,582
	Marcus Corp.	4,915	98,890
	Match Group, Inc.	7,824	279,317
	Meta Platforms, Inc., Class A	90,578	62,424,546
*	Netflix, Inc.	6,654	6,499,361
	New York Times Co., Class A	16,868	915,932
#	News Corp. (NWS US), Class B	15,297	484,150
	News Corp. (NWSA US), Class A	34,396	967,216
	Nexstar Media Group, Inc.	4,719	723,045
*	Nextdoor Holdings, Inc.	33,158	86,874
	Omnicom Group, Inc.	20,901	1,813,998
	Paramount Global (PARA US), Class B	6,813	74,125
#	Paramount Global (PARAA US), Class A	1,096	25,000
*	Pinterest, Inc., Class A	18,404	606,596
*	PubMatic, Inc., Class A	9,293	140,510
*	QuinStreet, Inc.	8,852	209,438
*	Reservoir Media, Inc.	3,267	27,149
*	ROBLOX Corp., Class A	3,481	247,395
*	Roku, Inc.	10,806	894,305
	Saga Communications, Inc., Class A	728	9,064
	Scholastic Corp.	4,427	85,928
	Shenandoah Telecommunications Co.	9,059	97,837
	Shutterstock, Inc.	2,636	77,815
	Sinclair, Inc.	5,284	77,411
#	Sirius XM Holdings, Inc.	15,314	367,689
*	Snap, Inc., Class A	60,911	687,685
*	SPAR Group, Inc.	2,229	4,480
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Sphere Entertainment Co.	4,238	$197,491
	Spok Holdings, Inc.	2,587	41,599
*	Spotify Technology SA	200	109,710
*	Stagwell, Inc.	9,231	57,601
*	Sunrise Communications AG, ADR, Class A	6,923	344,281
*	Take-Two Interactive Software, Inc.	8,537	1,583,699
*	TechTarget, Inc.	3,475	59,179
	TEGNA, Inc.	34,128	621,812
	Telephone & Data Systems, Inc.	15,952	563,903
*	Thryv Holdings, Inc.	4,609	80,704
*	TKO Group Holdings, Inc.	5,446	845,274
	T-Mobile U.S., Inc.	22,634	5,273,043
	Townsquare Media, Inc., Class A	562	4,991
*	Trade Desk, Inc., Class A	4,976	590,552
*	Travelzoo	2,000	39,660
*	TripAdvisor, Inc.	16,213	284,700
*	TrueCar, Inc.	9,598	33,017
*	U.S. Cellular Corp.	7,373	463,024
	Verizon Communications, Inc.	175,374	6,907,982
*	Vimeo, Inc.	25,441	170,709
	Walt Disney Co.	45,499	5,144,117
*	Warner Bros Discovery, Inc.	121,526	1,268,731
	Warner Music Group Corp., Class A	2,759	87,736
*	WideOpenWest, Inc.	11,172	47,704
*	Yelp, Inc.	8,113	324,033
*	Zedge, Inc., Class B	300	813
*	Ziff Davis, Inc.	5,822	313,748
TOTAL COMMUNICATION SERVICES			187,706,761
CONSUMER DISCRETIONARY — (12.2%)
*	1-800-Flowers.com, Inc., Class A	5,186	41,644
*	Abercrombie & Fitch Co., Class A	10,546	1,258,981
	Academy Sports & Outdoors, Inc.	8,979	469,691
#	Acushnet Holdings Corp.	10,245	669,203
*	Adient PLC	12,691	221,204
	ADT, Inc.	51,199	393,208
*	Adtalem Global Education, Inc.	8,366	896,250
	Advance Auto Parts, Inc.	2,745	133,132

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Airbnb, Inc., Class A	3,754	$492,412
	A-Mark Precious Metals, Inc.	3,926	110,595
*	Amazon.com, Inc.	226,203	53,763,929
*	American Axle & Manufacturing Holdings, Inc.	18,883	98,758
	American Eagle Outfitters, Inc.	27,268	440,106
*	American Public Education, Inc.	1,609	35,672
*	America's Car-Mart, Inc.	1,100	53,559
*	Aptiv PLC	17,646	1,101,463
	Aramark	25,829	1,005,006
	Arhaus, Inc.	6,381	78,359
*	Asbury Automotive Group, Inc.	3,077	912,884
	Autoliv, Inc.	12,799	1,237,151
*	AutoNation, Inc.	7,876	1,485,020
*	AutoZone, Inc.	312	1,045,266
	Bassett Furniture Industries, Inc.	1,200	17,472
	Bath & Body Works, Inc.	13,702	515,332
*	Beazer Homes USA, Inc.	6,024	133,492
	Best Buy Co., Inc.	24,808	2,130,015
*	Beyond, Inc.	6,900	57,201
*	Biglari Holdings, Inc. (BH US), Class B	39	9,048
*	Biglari Holdings, Inc. (BH/A US), Class A	42	46,616
	Booking Holdings, Inc.	574	2,719,359
*	Boot Barn Holdings, Inc.	4,393	706,614
	BorgWarner, Inc.	28,072	895,497
*	Bright Horizons Family Solutions, Inc.	7,018	860,407
	Brunswick Corp.	11,366	766,523
	Buckle, Inc.	7,748	368,882
	Build-A-Bear Workshop, Inc.	2,800	118,552
*	Burlington Stores, Inc.	6,894	1,957,413
	Caleres, Inc.	4,646	85,161
	Camping World Holdings, Inc., Class A	4,963	114,596
*	Capri Holdings Ltd.	7,065	175,071
*	CarMax, Inc.	15,617	1,337,440
*	Carnival Corp.	42,176	1,167,010
	Carriage Services, Inc.	2,352	96,314
	Carter's, Inc.	3,820	205,974
*	Carvana Co.	4,734	1,171,570
*	Cava Group, Inc.	1,000	135,050
*	Cavco Industries, Inc.	1,219	620,032
	Century Communities, Inc.	5,591	427,041
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Champion Homes, Inc.	7,662	$707,432
*	Chewy, Inc., Class A	4,025	156,894
*	Chipotle Mexican Grill, Inc.	45,650	2,663,677
#	Choice Hotels International, Inc.	4,659	686,410
*	Citi Trends, Inc.	1,812	46,931
	Columbia Sportswear Co.	8,651	763,883
*	Cooper-Standard Holdings, Inc.	2,917	44,980
	Cracker Barrel Old Country Store, Inc.	1,300	84,474
*	Crocs, Inc.	8,069	823,603
*	Culp, Inc.	8,100	43,659
	Dana, Inc.	21,319	339,825
*	Deckers Outdoor Corp.	8,946	1,586,663
	Designer Brands, Inc., Class A	1,992	10,020
	Dick's Sporting Goods, Inc.	8,177	1,962,889
#	Dillard's, Inc., Class A	1,315	615,565
	Domino's Pizza, Inc.	1,342	602,719
*	DoorDash, Inc., Class A	7,303	1,379,025
*	Dorman Products, Inc.	4,567	599,556
	DR Horton, Inc.	17,802	2,526,104
*	Dream Finders Homes, Inc., Class A	1,142	26,346
*	Duolingo, Inc.	151	54,962
*	Dutch Bros, Inc., Class A	1,871	116,975
	eBay, Inc.	37,899	2,557,425
*	El Pollo Loco Holdings, Inc.	3,355	39,824
*	Envela Corp.	5,655	39,302
	Escalade, Inc.	1,450	21,489
	Ethan Allen Interiors, Inc.	4,083	126,655
*	Etsy, Inc.	7,486	411,056
*	Expedia Group, Inc.	8,954	1,530,686
*	Figs, Inc., Class A	16,422	93,441
*	First Watch Restaurant Group, Inc.	6,569	137,818
*	Five Below, Inc.	3,980	373,244
	Flexsteel Industries, Inc.	1,153	56,877
*	Floor & Decor Holdings, Inc., Class A	8,435	844,343
*	Foot Locker, Inc.	4,800	96,240
	Ford Motor Co.	275,345	2,775,478
*	Fox Factory Holding Corp.	3,696	100,975
*	Frontdoor, Inc.	9,721	582,093
*	Funko, Inc., Class A	4,017	56,238

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Gap, Inc.	54,741	$1,317,616
	Garmin Ltd.	9,577	2,067,195
	Garrett Motion, Inc.	11,534	110,496
	General Motors Co.	90,575	4,479,839
*	Genesco, Inc.	800	33,320
	Gentex Corp.	32,760	849,139
*	Gentherm, Inc.	4,760	181,594
	Genuine Parts Co.	12,963	1,506,949
*	G-III Apparel Group Ltd.	9,986	311,763
*	Global Business Travel Group I	3,800	33,516
*	Good Times Restaurants, Inc.	4,704	11,948
*	Goodyear Tire & Rubber Co.	35,081	311,168
	Graham Holdings Co., Class B	645	599,089
*	Grand Canyon Education, Inc.	6,048	1,062,271
*	Green Brick Partners, Inc.	5,861	354,415
	Group 1 Automotive, Inc.	2,835	1,294,149
	Guess?, Inc.	9,401	121,367
	H&R Block, Inc.	12,911	714,107
	Hamilton Beach Brands Holding Co., Class A	1,000	17,110
*	Hanesbrands, Inc.	32,562	264,403
	Harley-Davidson, Inc.	13,670	369,910
	Hasbro, Inc.	11,646	673,605
	Haverty Furniture Cos., Inc. (HVT US)	3,679	82,520
*	Helen of Troy Ltd.	2,950	182,251
*	Hilton Grand Vacations, Inc.	11,083	456,620
	Hilton Worldwide Holdings, Inc.	5,623	1,439,882
	Home Depot, Inc.	38,755	15,966,285
	Hooker Furnishings Corp.	1,478	18,815
	Hyatt Hotels Corp., Class A	3,805	602,065
	Installed Building Products, Inc.	4,635	921,623
*	iRobot Corp.	1,136	8,736
	J Jill, Inc.	763	20,845
	Jack in the Box, Inc.	1,103	43,227
	Johnson Outdoors, Inc., Class A	1,404	45,490
	KB Home	13,011	873,038
#	Kohl's Corp.	13,574	179,313
	Kontoor Brands, Inc.	7,419	681,435
	Krispy Kreme, Inc.	16,823	152,585
	Lakeland Industries, Inc.	1,000	23,190
*	Lands' End, Inc.	2,914	36,279
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Landsea Homes Corp.	3,823	$31,731
*	Latham Group, Inc.	5,100	37,230
*	Laureate Education, Inc.	25,916	485,148
	La-Z-Boy, Inc.	8,766	413,755
	LCI Industries	3,843	402,708
	Lear Corp.	7,499	705,581
*	Legacy Housing Corp.	3,926	100,702
	Leggett & Platt, Inc.	7,426	78,419
	Lennar Corp. (LEN US), Class A	18,210	2,389,880
#	Lennar Corp. (LENB US), Class B	1,637	205,918
	Levi Strauss & Co., Class A	5,853	111,383
*	LGI Homes, Inc.	5,999	535,591
*	Life Time Group Holdings, Inc.	19,907	577,104
	Lifetime Brands, Inc.	1,970	12,766
*	Lincoln Educational Services Corp.	3,900	63,648
*	Lindblad Expeditions Holdings, Inc.	4,594	58,436
	Lithia Motors, Inc.	3,209	1,206,905
	LKQ Corp.	22,219	830,768
*	Lovesac Co.	2,551	65,204
	Lowe's Cos., Inc.	7,518	1,954,981
*	Lululemon Athletica, Inc.	4,994	2,068,515
	Macy's, Inc.	37,878	590,139
*	Malibu Boats, Inc., Class A	3,621	138,648
	Marine Products Corp.	839	7,878
*	MarineMax, Inc.	4,347	131,975
	Marriott International, Inc., Class A	279	81,075
	Marriott Vacations Worldwide Corp.	4,685	406,517
*	MasterCraft Boat Holdings, Inc.	1,200	21,852
*	Mattel, Inc.	34,542	643,863
	McDonald's Corp.	9,488	2,739,186
	Meritage Homes Corp.	6,570	511,606
*	Mister Car Wash, Inc.	4,934	39,571
*	Modine Manufacturing Co.	8,908	903,717
*	Mohawk Industries, Inc.	6,452	789,080
	Monro, Inc.	7,175	140,917
	Movado Group, Inc.	2,400	45,888
	Murphy USA, Inc.	3,253	1,635,966
	Nathan's Famous, Inc.	600	48,546
	NIKE, Inc., Class B	36,607	2,815,078
	Nordstrom, Inc.	11,906	288,125
*	Norwegian Cruise Line Holdings Ltd.	37,092	1,051,558
*	NVR, Inc.	306	2,452,951
*	ODP Corp.	4,825	109,045

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ollie's Bargain Outlet Holdings, Inc.	7,765	$865,875
	OneSpaWorld Holdings Ltd.	15,856	338,684
*	OneWater Marine, Inc., Class A	1,156	20,889
*	O'Reilly Automotive, Inc.	721	933,277
	Oxford Industries, Inc.	2,746	230,280
#	Papa John's International, Inc.	3,244	128,365
	Patrick Industries, Inc.	5,148	500,077
	Penske Automotive Group, Inc.	7,385	1,223,178
	Perdoceo Education Corp.	10,364	298,276
	Phinia, Inc.	5,614	285,696
*	Planet Fitness, Inc., Class A	7,032	760,581
*	Playa Hotels & Resorts NV	28,625	350,942
	Polaris, Inc.	7,171	342,057
	Pool Corp.	3,024	1,041,012
*	Potbelly Corp.	2,600	32,266
	PulteGroup, Inc.	27,318	3,108,242
	PVH Corp.	8,268	740,813
#*	QuantumScape Corp.	45,792	236,745
	Ralph Lauren Corp.	5,141	1,283,708
*	Revolve Group, Inc.	5,809	183,448
*	RH	2,525	1,058,253
#*	Rivian Automotive, Inc., Class A	37,464	470,548
	Rocky Brands, Inc.	402	10,066
	Ross Stores, Inc.	26,336	3,965,148
	Royal Caribbean Cruises Ltd.	16,968	4,523,669
*	Sally Beauty Holdings, Inc.	16,454	178,855
	Service Corp. International	23,706	1,851,913
*	Shake Shack, Inc., Class A	3,578	422,669
*	SharkNinja, Inc.	11,583	1,295,095
	Shoe Carnival, Inc.	5,946	160,899
	Signet Jewelers Ltd.	8,025	475,321
*	Skechers USA, Inc., Class A	15,605	1,175,681
	Sonic Automotive, Inc., Class A	4,084	303,237
*	Sonos, Inc.	12,142	167,438
	Standard Motor Products, Inc.	2,454	76,123
	Starbucks Corp.	13,795	1,485,446
	Steven Madden Ltd.	10,477	430,081
*	Stitch Fix, Inc., Class A	5,700	26,847
*	Stoneridge, Inc.	5,645	29,185
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strategic Education, Inc.	5,466	$536,925
*	Strattec Security Corp.	437	16,370
*	Stride, Inc.	7,870	1,061,663
	Superior Group of Cos., Inc.	1,686	25,442
*	Sweetgreen, Inc., Class A	13,058	429,869
*	Tandy Leather Factory, Inc.	2,345	11,408
#	Tapestry, Inc.	37,120	2,707,533
*	Taylor Morrison Home Corp.	18,726	1,207,078
	Tempur Sealy International, Inc.	18,249	1,152,242
*	Tesla, Inc.	23,117	9,353,138
#	Thor Industries, Inc.	7,132	733,455
*	Tile Shop Holdings, Inc.	8,472	63,879
	TJX Cos., Inc.	47,808	5,965,960
	Toll Brothers, Inc.	12,854	1,745,702
*	TopBuild Corp.	3,342	1,145,237
*	Topgolf Callaway Brands Corp.	15,000	117,900
	Tractor Supply Co.	29,175	1,585,953
	Travel & Leisure Co.	8,926	485,217
*	Tri Pointe Homes, Inc.	18,514	682,426
*	Ulta Beauty, Inc.	4,070	1,677,450
*	Under Armour, Inc. (UA US), Class C	34,811	262,127
*	Under Armour, Inc. (UAA US), Class A	27,100	226,285
*	Unifi, Inc.	2,302	14,572
*	United Parks & Resorts, Inc.	6,487	340,957
*	Universal Electronics, Inc.	1,080	10,800
*	Universal Technical Institute, Inc.	6,933	190,172
	Upbound Group, Inc.	8,566	251,326
*	Urban Outfitters, Inc.	15,120	837,950
	Vail Resorts, Inc.	2,032	345,684
*	Valvoline, Inc.	18,186	674,882
*	Vera Bradley, Inc.	3,191	11,934
#	VF Corp.	27,613	717,110
*	Victoria's Secret & Co.	8,853	321,895
*	Visteon Corp.	3,195	268,572
*	Warby Parker, Inc., Class A	8,945	247,866
	Wendy's Co.	29,829	442,364
	Weyco Group, Inc.	1,047	37,420
	Whirlpool Corp.	7,562	794,086
	Williams-Sonoma, Inc.	15,775	3,334,362
	Wingstop, Inc.	2,643	787,350
	Winmark Corp.	400	155,836
	Winnebago Industries, Inc.	5,225	249,755

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wolverine World Wide, Inc.	2,201	$49,148
	Worthington Enterprises, Inc.	9,015	377,728
	Wyndham Hotels & Resorts, Inc.	12,173	1,278,408
*	YETI Holdings, Inc.	9,484	353,374
	Yum! Brands, Inc.	10,390	1,355,895
*	Zumiez, Inc.	1,507	24,052
TOTAL CONSUMER DISCRETIONARY			250,493,315
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	59,212	1,187,201
	Alico, Inc.	1,900	58,691
	Andersons, Inc.	5,770	235,128
	B&G Foods, Inc.	16,500	106,920
*	BellRing Brands, Inc.	13,094	1,012,821
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,865,012
	Bunge Global SA	12,980	988,167
	Calavo Growers, Inc.	2,336	53,471
	Cal-Maine Foods, Inc.	6,197	668,656
	Campbell's Co.	25,208	977,314
	Casey's General Stores, Inc.	5,347	2,255,204
*	Celsius Holdings, Inc.	11,371	284,048
*	Central Garden & Pet Co. (CENT US)	1,889	68,930
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	333,639
*	Chefs' Warehouse, Inc.	5,711	307,595
	Clorox Co.	6,969	1,105,841
	Coca-Cola Co.	163,498	10,378,853
	Coca-Cola Consolidated, Inc.	1,160	1,586,439
	Colgate-Palmolive Co.	26,939	2,335,611
	Conagra Brands, Inc.	42,676	1,104,882
	Costco Wholesale Corp.	16,126	15,801,545
*	Coty, Inc., Class A	78,311	574,020
*	Darling Ingredients, Inc.	13,380	501,215
	Dole PLC	3,516	47,888
	Dollar General Corp.	18,570	1,319,584
*	Dollar Tree, Inc.	18,984	1,392,476
	Edgewell Personal Care Co.	7,236	240,959
*	elf Beauty, Inc.	1,825	182,336
	Energizer Holdings, Inc.	7,887	268,079
	Flowers Foods, Inc.	27,084	529,492
	Fresh Del Monte Produce, Inc.	6,820	207,942
		Shares	Value†
CONSUMER STAPLES — (Continued)
*»	Fresh Market, Inc.	3,200	$0
*	Freshpet, Inc.	4,933	789,033
	General Mills, Inc.	27,442	1,650,362
*	Grocery Outlet Holding Corp.	12,918	209,142
*	Hain Celestial Group, Inc.	6,001	30,365
*	Herbalife Ltd.	2,000	10,920
*	HF Foods Group, Inc.	3,253	8,653
	Hormel Foods Corp.	35,158	1,054,037
	Ingles Markets, Inc., Class A	2,804	185,681
	Ingredion, Inc.	8,097	1,104,755
	Interparfums, Inc.	4,043	570,144
	J&J Snack Foods Corp.	2,427	333,057
	J.M. Smucker Co.	10,230	1,093,485
	John B Sanfilippo & Son, Inc.	1,772	128,187
	Kellanova	29,840	2,438,823
	Kenvue, Inc.	71,139	1,514,549
	Keurig Dr. Pepper, Inc.	66,195	2,124,860
	Kimberly-Clark Corp.	15,718	2,042,869
	Kraft Heinz Co.	54,692	1,632,009
	Kroger Co.	79,338	4,890,394
*	Laird Superfood, Inc.	1,600	12,080
#	Lamb Weston Holdings, Inc.	8,426	505,054
	Lancaster Colony Corp.	3,245	547,561
	Lifevantage Corp.	2,233	47,250
*	Lifeway Foods, Inc.	2,012	46,357
	Limoneira Co.	1,403	32,353
*	Mama's Creations, Inc.	3,339	25,710
	McCormick & Co., Inc. (MKC US)	11,409	881,117
	McCormick & Co., Inc. (MKC/V US)	180	13,865
*	Medifast, Inc.	1,536	24,115
*	Mission Produce, Inc.	6,009	71,447
*	Monster Beverage Corp.	36,845	1,794,720
	National Beverage Corp.	9,767	410,702
	Natural Grocers by Vitamin Cottage, Inc.	2,161	94,090
	Natural Health Trends Corp.	2,028	10,160
*	Nature's Sunshine Products, Inc.	1,300	18,083
	Nu Skin Enterprises, Inc., Class A	949	6,216
	Oil-Dri Corp. of America	1,754	73,703
	PepsiCo, Inc.	54,910	8,274,388
*	Pilgrim's Pride Corp.	13,041	606,928

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Post Holdings, Inc.	9,291	$986,333
	PriceSmart, Inc.	4,535	412,549
	Primo Brands Corp.	14,500	469,365
	Reynolds Consumer Products, Inc.	18,613	513,905
	Seaboard Corp.	76	185,314
*	Seneca Foods Corp. (SENEA US), Class A	1,000	72,910
*»	Seneca Foods Corp. (SENEB US), Class B	302	22,081
*	Simply Good Foods Co.	14,479	550,202
	SpartanNash Co.	5,706	104,020
	Spectrum Brands Holdings, Inc.	7,263	614,159
*	Sprouts Farmers Market, Inc.	16,988	2,689,880
	Sysco Corp.	34,308	2,501,739
	Target Corp.	22,931	3,162,414
	Tootsie Roll Industries, Inc.	5,090	158,095
*	TreeHouse Foods, Inc.	7,344	253,515
	Tyson Foods, Inc., Class A	16,052	906,778
*	U.S. Foods Holding Corp.	31,803	2,255,787
*	United Natural Foods, Inc.	2,825	84,016
	United-Guardian, Inc.	2,729	31,329
*	USANA Health Sciences, Inc.	3,697	120,411
	Utz Brands, Inc.	10,999	146,947
	Village Super Market, Inc., Class A	770	26,265
*	Vita Coco Co., Inc.	7,460	279,302
*	Vital Farms, Inc.	4,758	208,757
	Walgreens Boots Alliance, Inc.	22,750	233,870
	Walmart, Inc.	125,282	12,297,681
	WD-40 Co.	1,807	424,555
	Weis Markets, Inc.	4,404	297,534
	WK Kellogg Co.	6,481	107,520
TOTAL CONSUMER STAPLES			113,404,416
ENERGY — (2.1%)
	Adams Resources & Energy, Inc.	99	3,757
	Archrock, Inc.	27,974	785,790
	Ardmore Shipping Corp.	7,998	94,936
#	Atlas Energy Solutions, Inc.	1,747	40,111
	Baker Hughes Co.	71,609	3,306,904
*	Bristow Group, Inc.	4,847	161,744
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	8,938	$533,688
*	Centrus Energy Corp., Class A	2,438	200,647
	Cheniere Energy, Inc.	18,350	4,103,978
*	Clean Energy Fuels Corp.	31,215	103,322
	Core Laboratories, Inc.	2,803	47,567
	CVR Energy, Inc.	10,474	198,482
	Delek U.S. Holdings, Inc.	11,114	198,496
*	DMC Global, Inc.	2,624	21,359
	Energy Services of America Corp.	1,620	19,456
	Epsilon Energy Ltd.	14,303	86,104
	Evolution Petroleum Corp.	4,751	25,228
	Excelerate Energy, Inc., Class A	1,140	34,052
*	Expro Group Holdings NV	17,582	222,061
*	Green Plains, Inc.	4,083	36,461
*	Gulf Island Fabrication, Inc.	11,379	81,587
	Halliburton Co.	58,153	1,513,141
*	Helix Energy Solutions Group, Inc.	26,227	210,341
	Helmerich & Payne, Inc.	14,617	461,751
	HF Sinclair Corp.	21,390	771,751
*	Innovex International, Inc.	5,997	93,433
	Kinetik Holdings, Inc.	2,731	175,958
	Liberty Energy, Inc.	23,741	434,698
*	Mammoth Energy Services, Inc.	3,046	9,108
	Marathon Petroleum Corp.	23,520	3,427,099
*	Nabors Industries Ltd.	580	33,188
*	Natural Gas Services Group, Inc.	1,338	35,016
#	New Fortress Energy, Inc.	24,882	373,230
#	Noble Corp. PLC	13,259	424,951
	NOV, Inc.	44,272	639,730
*	NPK International, Inc.	17,425	120,581
*	Oceaneering International, Inc.	22,527	559,796
	ONEOK, Inc.	34,473	3,349,771
*	Par Pacific Holdings, Inc.	8,988	150,279
	PBF Energy, Inc., Class A	15,931	466,141
	Phillips 66	22,487	2,650,543
	PHX Minerals, Inc.	8,160	30,763
*	ProFrac Holding Corp., Class A	2,646	19,236

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	ProPetro Holding Corp.	17,564	$155,968
	Ranger Energy Services, Inc., Class A	700	11,473
*	REX American Resources Corp.	2,810	117,233
	RPC, Inc.	31,285	191,777
	Schlumberger NV	58,966	2,375,151
*	Seadrill Ltd.	7,695	278,251
	Select Water Solutions, Inc.	18,142	226,775
	Sitio Royalties Corp., Class A	11,501	231,630
	Solaris Energy Infrastructure, Inc.	4,135	112,844
*	Stabilis Solutions, Inc.	600	4,560
*††	Strongbridge Biopharma	6,381	0
	Targa Resources Corp.	16,402	3,227,914
	TechnipFMC PLC	63,942	1,921,457
*	TETRA Technologies, Inc.	20,544	85,258
#	Texas Pacific Land Corp.	1,493	1,936,675
#*	Transocean Ltd.	130,233	510,513
*	Uranium Energy Corp.	55,292	390,362
*	Valaris Ltd.	9,908	474,990
	Valero Energy Corp.	27,724	3,687,292
	Weatherford International PLC	8,766	551,820
	World Kinect Corp.	10,379	293,414
TOTAL ENERGY			43,041,592
FINANCIALS — (19.2%)
	1st Source Corp.	4,346	272,581
*	Acacia Research Corp.	3,887	16,947
	Acadian Asset Management, Inc.	5,920	147,526
	ACNB Corp.	719	29,551
	Affiliated Managers Group, Inc.	5,675	1,066,559
*	Affinity Bancshares, Inc.	836	15,257
*	Affirm Holdings, Inc.	5,547	338,755
	Aflac, Inc.	23,560	2,529,873
	Alerus Financial Corp.	296	6,257
	Allstate Corp.	16,059	3,088,627
	Ally Financial, Inc.	35,484	1,382,811
	Amalgamated Financial Corp.	6,957	243,078
*	Ambac Financial Group, Inc.	9,409	109,427
	Amerant Bancorp, Inc.	4,494	104,261
		Shares	Value†
FINANCIALS — (Continued)
	American Coastal Insurance Corp.	2,127	$25,928
	American Express Co.	24,847	7,887,680
	American Financial Group, Inc.	9,291	1,268,779
	American International Group, Inc.	31,687	2,334,064
	Ameriprise Financial, Inc.	9,558	5,193,435
	Ameris Bancorp	11,297	741,648
	AMERISAFE, Inc.	2,885	144,308
	AmeriServ Financial, Inc.	300	813
	Ames National Corp.	629	11,404
	Aon PLC, Class A	5,340	1,980,179
#	Apollo Global Management, Inc.	6,579	1,124,877
	Arch Capital Group Ltd.	21,896	2,037,861
	ARES Management Corp., Class A	3,884	769,886
	Arrow Financial Corp.	2,582	68,707
	Arthur J Gallagher & Co.	5,871	1,771,985
	Artisan Partners Asset Management, Inc., Class A	9,113	407,260
	Associated Banc-Corp.	24,485	615,553
	Assurant, Inc.	5,558	1,196,026
	Assured Guaranty Ltd.	11,611	1,098,401
#	Atlantic Union Bankshares Corp.	20,482	773,605
*	Atlanticus Holdings Corp.	1,700	101,099
*	AvidXchange Holdings, Inc.	27,524	291,754
	Axis Capital Holdings Ltd.	14,024	1,276,464
*	Axos Financial, Inc.	9,191	642,727
*	Baldwin Insurance Group, Inc.	6,123	250,737
	BancFirst Corp.	5,329	634,577
*	Bancorp, Inc.	11,054	674,957
	Bank of America Corp.	191,203	8,852,699
	Bank of Hawaii Corp.	6,432	479,248
	Bank of New York Mellon Corp.	41,109	3,532,496
	Bank of NT Butterfield & Son Ltd.	4,506	165,325
	Bank of the James Financial Group, Inc.	1,236	16,933
	Bank OZK	18,352	932,098
	Bank7 Corp.	1,736	74,579
	BankFinancial Corp.	2,924	39,416
	BankUnited, Inc.	11,928	490,360

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bankwell Financial Group, Inc.	700	$21,826
	Banner Corp.	5,895	416,600
	Bar Harbor Bankshares	1,390	44,035
	BayCom Corp.	742	20,769
	BCB Bancorp, Inc.	1,023	11,079
	Berkshire Hills Bancorp, Inc.	6,234	183,342
	BGC Group, Inc., Class A	49,135	468,748
	Blackrock, Inc.	3,651	3,926,650
	Blackstone, Inc.	4,089	724,203
*	Block, Inc.	18,662	1,694,883
*	Blue Foundry Bancorp	2,607	25,418
	BOK Financial Corp.	9,387	1,036,513
	Bread Financial Holdings, Inc.	7,310	462,942
*	Bridgewater Bancshares, Inc.	3,552	50,154
*	Brighthouse Financial, Inc.	9,622	593,774
	Brookline Bancorp, Inc.	9,931	121,456
	Brown & Brown, Inc.	14,333	1,500,092
	Burke & Herbert Financial Services Corp.	1,412	90,806
	Business First Bancshares, Inc.	3,511	94,762
	Byline Bancorp, Inc.	5,176	151,864
	C&F Financial Corp.	500	38,210
	Cadence Bank	25,145	885,104
*	California BanCorp	1,165	19,339
	Camden National Corp.	3,149	142,839
*	Cantaloupe, Inc.	8,673	70,598
	Capital Bancorp, Inc.	758	23,513
	Capital City Bank Group, Inc.	2,300	84,847
	Capital One Financial Corp.	14,160	2,884,534
	Capitol Federal Financial, Inc.	17,901	106,511
	Carlyle Group, Inc.	11,170	627,307
*	Carter Bankshares, Inc.	2,267	39,945
	Cass Information Systems, Inc.	1,795	73,936
	Cathay General Bancorp	11,277	535,545
	Cboe Global Markets, Inc.	6,285	1,284,214
	Central Pacific Financial Corp.	5,527	165,202
	CF Bankshares, Inc.	840	20,530
	Charles Schwab Corp.	46,611	3,855,662
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	400	$20,220
	Chubb Ltd.	11,212	3,048,319
	Cincinnati Financial Corp.	8,325	1,140,941
	Citigroup, Inc.	51,458	4,190,225
	Citizens & Northern Corp.	1,891	40,335
	Citizens Community Bancorp, Inc.	816	12,925
	Citizens Financial Group, Inc.	33,024	1,570,952
	City Holding Co.	2,529	298,751
	Civista Bancshares, Inc.	1,100	24,266
	CME Group, Inc.	6,383	1,509,707
	CNB Financial Corp.	2,238	56,621
	CNO Financial Group, Inc.	2,154	86,031
*	Coastal Financial Corp.	1,694	151,071
	Cohen & Steers, Inc.	7,636	676,779
*	Coinbase Global, Inc., Class A	1,360	396,209
	Colony Bankcorp, Inc.	790	13,312
	Columbia Banking System, Inc.	2,112	58,925
*	Columbia Financial, Inc.	15,962	236,078
	Comerica, Inc.	11,664	785,220
	Commerce Bancshares, Inc.	15,543	1,038,272
	Community Financial System, Inc.	5,705	373,849
	Community Trust Bancorp, Inc.	3,416	182,790
	Community West Bancshares	1,784	34,770
	ConnectOne Bancorp, Inc.	7,521	190,582
*	Consumer Portfolio Services, Inc.	4,008	47,535
	Corebridge Financial, Inc.	59,962	2,024,317
*	Corpay, Inc.	7,622	2,900,095
	Crawford & Co. (CRD/A US), Class A	2,549	30,613
	Crawford & Co. (CRD/B US), Class B	3,450	40,538
*	Credit Acceptance Corp.	1,972	1,001,322
*	CrossFirst Bankshares, Inc.	4,595	74,623
	Cullen/Frost Bankers, Inc.	6,459	900,385

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Customers Bancorp, Inc.	5,789	$329,857
	CVB Financial Corp.	18,732	390,375
	Diamond Hill Investment Group, Inc.	586	87,923
	DigitalBridge Group, Inc.	15,432	169,289
	Dime Community Bancshares, Inc.	3,574	111,616
	Discover Financial Services	20,299	4,081,926
	Donegal Group, Inc. (DGICA US), Class A	5,426	80,468
*	Donnelley Financial Solutions, Inc.	5,910	392,247
	Eagle Bancorp Montana, Inc.	700	10,780
	Eagle Bancorp, Inc.	1,772	46,444
	East West Bancorp, Inc.	16,498	1,698,799
	Eastern Bankshares, Inc.	6,260	114,934
	Employers Holdings, Inc.	4,714	231,740
	Enact Holdings, Inc.	7,302	246,662
*	Encore Capital Group, Inc.	5,940	294,030
*	Enova International, Inc.	5,833	655,163
*	Enstar Group Ltd.	3,348	1,094,763
	Enterprise Financial Services Corp.	6,138	367,298
	Equitable Holdings, Inc.	46,606	2,536,299
	Equity Bancshares, Inc., Class A	2,425	105,730
	Erie Indemnity Co., Class A	1,585	638,676
	Esquire Financial Holdings, Inc.	1,120	100,094
	ESSA Bancorp, Inc.	1,600	33,456
	Essent Group Ltd.	16,067	935,903
*	Euronet Worldwide, Inc.	6,275	618,087
	Evercore, Inc., Class A	4,228	1,231,490
	Everest Group Ltd.	3,191	1,108,904
	EVERTEC, Inc.	11,376	369,379
*	EZCORP, Inc., Class A	8,301	99,695
	F&G Annuities & Life, Inc.	3,005	137,960
	FactSet Research Systems, Inc.	2,511	1,191,244
		Shares	Value†
FINANCIALS — (Continued)
	Farmers & Merchants Bancorp, Inc.	978	$26,572
	Farmers National Banc Corp.	4,026	55,398
	FB Financial Corp.	8,032	424,170
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,582	312,888
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	16	2,400
	Federated Hermes, Inc.	15,549	618,384
	Fidelity D&D Bancorp, Inc.	535	23,968
	Fidelity National Financial, Inc.	22,945	1,334,711
	Fidelity National Information Services, Inc.	38,065	3,101,156
#	Fifth Third Bancorp	46,151	2,044,951
	Financial Institutions, Inc.	2,921	77,027
*	Finwise Bancorp	1,129	20,920
	First American Financial Corp.	12,730	804,791
	First BanCorp	36,242	752,384
	First Bancorp, Inc.	1,481	38,269
	First Bancorp/Southern Pines NC	7,528	332,211
	First Bancshares, Inc.	2,718	104,235
	First Bank	916	13,932
	First Busey Corp.	9,676	234,933
	First Business Financial Services, Inc.	989	51,092
	First Citizens BancShares, Inc., Class A	1,105	2,436,182
	First Commonwealth Financial Corp.	19,240	320,923
	First Community Bankshares, Inc.	3,590	155,698
	First Community Corp.	2,429	62,984
	First Financial Bancorp	24,442	684,865
	First Financial Bankshares, Inc.	15,209	566,687
	First Financial Corp.	2,421	116,668
	First Financial Northwest, Inc.	720	15,221
	First Hawaiian, Inc.	7,411	204,692
	First Horizon Corp.	71,727	1,570,104
	First Internet Bancorp	637	20,747

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	5,452	$179,643
	First Merchants Corp.	9,084	403,693
	First Mid Bancshares, Inc.	2,802	106,280
	First National Corp.	673	17,094
	First of Long Island Corp.	2,484	32,292
	First Savings Financial Group, Inc.	516	12,776
	First U.S. Bancshares, Inc.	1,038	12,767
	First United Corp.	1,505	49,033
*	First Western Financial, Inc.	1,204	25,404
	FirstCash Holdings, Inc.	6,303	687,972
*	Fiserv, Inc.	16,352	3,532,686
	Five Star Bancorp	1,778	54,069
	Flushing Financial Corp.	5,263	73,419
	FNB Corp.	72,414	1,136,176
	Franklin Financial Services Corp.	385	13,317
#	Franklin Resources, Inc.	28,998	644,916
	FS Bancorp, Inc.	850	34,374
	Fulton Financial Corp.	28,803	585,853
*	FVCBankcorp, Inc.	1,089	13,144
*	Genworth Financial, Inc.	64,487	466,241
	German American Bancorp, Inc.	5,088	210,287
	Glacier Bancorp, Inc.	15,177	753,842
	Global Payments, Inc.	11,906	1,343,592
	Globe Life, Inc.	8,851	1,080,619
	Goldman Sachs Group, Inc.	9,134	5,849,414
	Goosehead Insurance, Inc., Class A	1,923	206,088
	Great Southern Bancorp, Inc.	2,505	147,269
	Greene County Bancorp, Inc.	1,200	31,800
*	Greenlight Capital Re Ltd., Class A	3,313	44,726
	Guaranty Bancshares, Inc.	1,320	54,265
	Hamilton Lane, Inc., Class A	4,429	705,008
	Hancock Whitney Corp.	13,378	799,202
	Hanmi Financial Corp.	6,753	162,207
	Hanover Insurance Group, Inc.	5,119	783,668
		Shares	Value†
FINANCIALS — (Continued)
	HarborOne Bancorp, Inc.	7,463	$81,123
	Hartford Financial Services Group, Inc.	30,878	3,444,441
	Hawthorn Bancshares, Inc.	933	30,509
	HBT Financial, Inc.	2,197	53,431
	HCI Group, Inc.	1,645	200,575
	Heartland Financial USA, Inc.	5,213	337,125
	Heritage Commerce Corp.	2,500	24,225
	Heritage Financial Corp.	3,262	83,833
*	Heritage Insurance Holdings, Inc.	1,200	13,212
	Hilltop Holdings, Inc.	12,037	363,277
	Hingham Institution For Savings	290	74,023
	Home Bancorp, Inc.	1,154	57,931
	Home BancShares, Inc.	30,476	920,070
*	HomeStreet, Inc.	439	4,421
	HomeTrust Bancshares, Inc.	3,038	111,707
	Hope Bancorp, Inc.	18,988	221,400
	Horace Mann Educators Corp.	6,034	233,093
	Horizon Bancorp, Inc.	6,336	106,381
	Houlihan Lokey, Inc.	6,126	1,113,217
	Huntington Bancshares, Inc.	98,130	1,687,836
*	I3 Verticals, Inc., Class A	2,726	67,850
	Independent Bank Corp. (IBCP US)	4,359	158,668
	Independent Bank Corp. (INDB US)	4,394	295,101
	Interactive Brokers Group, Inc., Class A	1,161	252,448
	Intercontinental Exchange, Inc.	11,802	1,886,314
	International Bancshares Corp.	10,585	697,446
*	International Money Express, Inc.	4,989	94,342
	Invesco Ltd.	39,558	760,700
	Investar Holding Corp.	909	17,335
	Investors Title Co.	166	37,408
	Jack Henry & Associates, Inc.	9,054	1,576,211
	Jackson Financial, Inc., Class A	9,942	936,934
	Janus Henderson Group PLC	26,159	1,175,324
	Jefferies Financial Group, Inc.	24,349	1,872,195

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	JPMorgan Chase & Co.	105,336	$28,156,313
	Kearny Financial Corp.	8,353	57,636
	Kemper Corp.	9,402	631,626
	KeyCorp	68,366	1,229,221
*	Kingstone Cos., Inc.	3,700	62,863
	Kinsale Capital Group, Inc.	1,819	803,889
	KKR & Co., Inc.	15,755	2,632,188
	Lake Shore Bancorp, Inc.	170	2,659
	Lakeland Financial Corp.	4,557	310,058
	Landmark Bancorp, Inc.	728	17,203
	Lazard, Inc.	10,839	589,316
	LCNB Corp.	700	10,822
*	LendingClub Corp.	16,290	219,752
*	LendingTree, Inc.	915	41,111
	Lincoln National Corp.	23,496	826,119
	Live Oak Bancshares, Inc.	7,042	249,921
	Loews Corp.	16,173	1,381,983
	LPL Financial Holdings, Inc.	8,317	3,051,424
	M&T Bank Corp.	9,279	1,867,306
	Magyar Bancorp, Inc.	1,027	14,727
	MainStreet Bancshares, Inc.	550	9,136
*	Markel Group, Inc.	744	1,360,612
	MarketAxess Holdings, Inc.	2,331	514,289
*	Marqeta, Inc., Class A	61,470	236,660
	Marsh & McLennan Cos., Inc.	15,427	3,345,808
	Mastercard, Inc., Class A	30,319	16,840,082
	Mercantile Bank Corp.	2,926	142,818
	Merchants Bancorp	6,347	266,130
	Mercury General Corp.	7,944	395,929
	Meridian Corp.	2,200	36,784
	MetLife, Inc.	46,737	4,043,218
	Metrocity Bankshares, Inc.	2,733	84,340
*	Metropolitan Bank Holding Corp.	1,696	108,764
	MGIC Investment Corp.	47,115	1,203,317
	Mid Penn Bancorp, Inc.	1,037	31,234
	Middlefield Banc Corp.	507	13,136
	Midland States Bancorp, Inc.	3,115	59,995
	MidWestOne Financial Group, Inc.	2,900	91,727
	Moelis & Co., Class A	150	11,744
		Shares	Value†
FINANCIALS — (Continued)
*	Moneylion, Inc.	1,326	$115,335
	Moody's Corp.	4,237	2,116,127
	Morgan Stanley	47,540	6,580,962
	Morningstar, Inc.	2,327	764,745
*	Mr. Cooper Group, Inc.	14,074	1,461,022
	MSCI, Inc.	1,839	1,097,460
	MVB Financial Corp.	1,500	29,265
	Nasdaq, Inc.	26,124	2,151,050
	National Bank Holdings Corp., Class A	7,228	311,744
	National Bankshares, Inc.	518	15,224
	Navient Corp.	24,287	332,003
	NBT Bancorp, Inc.	8,266	393,710
*	NCR Atleos Corp.	12,026	383,148
	Nelnet, Inc., Class A	4,287	472,299
*	NerdWallet, Inc., Class A	5,234	74,742
*	NI Holdings, Inc.	1,752	26,455
	Nicolet Bankshares, Inc.	2,562	287,277
*	NMI Holdings, Inc.	11,846	457,493
	Northeast Bank	772	78,126
	Northeast Community Bancorp, Inc.	1,235	30,628
	Northern Trust Corp.	16,341	1,834,931
	Northfield Bancorp, Inc.	4,776	55,736
	Northrim BanCorp, Inc.	900	76,617
	Northwest Bancshares, Inc.	21,190	279,920
	Oak Valley Bancorp	1,680	43,462
	OceanFirst Financial Corp.	13,247	237,916
	OFG Bancorp	9,654	412,322
*	Old Market Capital Corp.	801	5,190
	Old National Bancorp	43,118	1,028,364
	Old Republic International Corp.	33,486	1,224,918
	Old Second Bancorp, Inc.	5,387	101,222
	OneMain Holdings, Inc.	17,435	968,340
*	Onity Group, Inc.	1,900	68,628
	OP Bancorp	1,874	24,887
*	Open Lending Corp.	15,948	96,485
*	Oportun Financial Corp.	5,989	27,549
	Oppenheimer Holdings, Inc., Class A	2,271	156,290
*	OptimumBank Holdings, Inc.	2,800	12,768
	Origin Bancorp, Inc.	4,887	185,315

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Orrstown Financial Services, Inc.	1,462	$53,129
*	Oscar Health, Inc., Class A	18,696	310,354
*	Oxbridge Re Holdings Ltd.	2,027	8,797
	Pacific Premier Bancorp, Inc.	15,519	401,942
*	Palomar Holdings, Inc.	3,351	361,472
	Park National Corp.	2,477	420,372
	Pathward Financial, Inc.	5,524	440,429
*	Paymentus Holdings, Inc., Class A	4,088	130,652
*	Payoneer Global, Inc.	25,172	266,823
*	PayPal Holdings, Inc.	25,662	2,273,140
*	Paysign, Inc.	3,076	8,182
	PCB Bancorp	783	15,104
	Peapack-Gladstone Financial Corp.	2,762	87,417
	PennyMac Financial Services, Inc.	7,216	755,443
	Peoples Bancorp of North Carolina, Inc.	800	22,792
	Peoples Bancorp, Inc.	6,903	225,383
	Peoples Financial Services Corp.	400	20,588
	Pinnacle Financial Partners, Inc.	9,851	1,229,109
*	Pioneer Bancorp, Inc.	1,077	12,472
	Piper Sandler Cos.	2,600	824,564
	PJT Partners, Inc., Class A	1,669	275,335
	Plumas Bancorp	618	28,181
	PNC Financial Services Group, Inc.	10,831	2,176,489
*	Ponce Financial Group, Inc.	1,534	20,356
	Popular, Inc.	9,157	942,622
*	PRA Group, Inc.	4,169	92,177
	Preferred Bank	2,495	227,943
	Premier Financial Corp.	6,036	167,982
	Primerica, Inc.	6,170	1,790,349
	Primis Financial Corp.	1,500	16,635
	Princeton Bancorp, Inc.	613	18,709
	Principal Financial Group, Inc.	21,023	1,733,346
*	ProAssurance Corp.	8,341	124,781
	PROG Holdings, Inc.	7,851	335,630
	Progressive Corp.	22,539	5,554,511
	Prosperity Bancshares, Inc.	9,903	792,240
*	Provident Bancorp, Inc.	1,022	11,968
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	1,300	$20,852
	Provident Financial Services, Inc.	10,286	191,011
	Prudential Financial, Inc.	21,111	2,549,364
	QCR Holdings, Inc.	2,992	232,658
	Radian Group, Inc.	23,625	803,722
	Raymond James Financial, Inc.	13,610	2,293,013
	RBB Bancorp	2,116	39,802
	Red River Bancshares, Inc.	800	44,640
	Regional Management Corp.	1,515	54,222
	Regions Financial Corp.	63,594	1,566,956
	Reinsurance Group of America, Inc.	6,270	1,428,682
	RenaissanceRe Holdings Ltd.	4,050	941,949
	Renasant Corp.	8,886	345,488
*	Repay Holdings Corp.	16,551	123,636
	Republic Bancorp, Inc., Class A	3,438	225,017
*	Rhinebeck Bancorp, Inc.	1,100	11,022
	Richmond Mutual BanCorp, Inc.	807	11,637
	Riverview Bancorp, Inc.	100	564
	RLI Corp.	12,572	922,156
*	Robinhood Markets, Inc., Class A	45,283	2,352,452
*	Rocket Cos., Inc., Class A	3,417	43,054
	S&P Global, Inc.	6,057	3,158,180
	S&T Bancorp, Inc.	7,189	283,534
	Safety Insurance Group, Inc.	2,330	184,093
	Sandy Spring Bancorp, Inc.	6,192	209,475
	SB Financial Group, Inc.	1,000	22,370
	Seacoast Banking Corp. of Florida	12,439	353,890
*	Security National Financial Corp., Class A	3,608	44,631
	SEI Investments Co.	15,022	1,300,605
	Selective Insurance Group, Inc.	8,732	734,623
	ServisFirst Bancshares, Inc.	7,036	637,954
#*	Shift4 Payments, Inc., Class A	6,092	730,126

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	2,792	$45,649
	Sierra Bancorp	1,944	58,592
	Silvercrest Asset Management Group, Inc., Class A	800	14,800
	Simmons First National Corp., Class A	21,691	492,820
*	SiriusPoint Ltd.	5,989	87,200
*	Skyward Specialty Insurance Group, Inc.	2,828	125,224
	SLM Corp.	41,993	1,172,025
	SmartFinancial, Inc.	1,389	48,976
*	SoFi Technologies, Inc.	38,708	610,812
	Sound Financial Bancorp, Inc.	600	31,716
	South Plains Financial, Inc.	1,322	47,499
*	Southern First Bancshares, Inc.	700	25,760
	Southern Missouri Bancorp, Inc.	1,213	71,785
	Southern States Bancshares, Inc.	448	14,730
	Southside Bancshares, Inc.	4,472	140,555
	SouthState Corp.	12,388	1,308,049
	State Street Corp.	17,636	1,792,170
	Stellar Bancorp, Inc.	4,848	137,683
	StepStone Group, Inc., Class A	7,323	469,258
	Stewart Information Services Corp.	4,362	284,359
	Stifel Financial Corp.	11,171	1,294,160
	Stock Yards Bancorp, Inc.	3,713	273,685
*	StoneX Group, Inc.	5,200	569,504
*	SWK Holdings Corp.	730	11,863
	Synchrony Financial	34,918	2,408,644
	Synovus Financial Corp.	21,201	1,196,160
	T. Rowe Price Group, Inc.	11,607	1,357,090
	Territorial Bancorp, Inc.	1,487	13,428
*	Texas Capital Bancshares, Inc.	6,742	532,281
	TFS Financial Corp.	13,213	181,282
*	Third Coast Bancshares, Inc.	582	20,981
	Timberland Bancorp, Inc.	500	15,010
	Tiptree, Inc.	5,339	106,994
*	Toast, Inc., Class A	8,037	328,874
		Shares	Value†
FINANCIALS — (Continued)
	Tompkins Financial Corp.	2,047	$143,433
	Towne Bank	12,538	448,484
	Tradeweb Markets, Inc., Class A	4,604	584,248
	Travelers Cos., Inc.	22,435	5,500,613
	TriCo Bancshares	5,850	256,640
*	Triumph Financial, Inc.	3,989	307,392
	Truist Financial Corp.	46,045	2,192,663
	TrustCo Bank Corp.	2,732	87,861
	Trustmark Corp.	12,421	465,788
	U.S. Bancorp	43,377	2,072,553
	UMB Financial Corp.	7,738	912,310
	United Bancorp, Inc.	685	8,569
	United Bancshares, Inc.	436	12,644
	United Bankshares, Inc.	38,605	1,486,292
	United Community Banks, Inc.	17,059	565,847
	United Fire Group, Inc.	4,360	108,172
	United Security Bancshares	402	3,847
	Unity Bancorp, Inc.	471	22,773
	Universal Insurance Holdings, Inc.	4,600	88,964
	Univest Financial Corp.	7,001	212,760
	Unum Group	27,292	2,081,015
	USCB Financial Holdings, Inc.	1,231	23,364
	Valley National Bancorp	69,620	715,694
	Value Line, Inc.	213	8,371
*	Velocity Financial, Inc.	3,071	56,936
	Veritex Holdings, Inc.	9,828	263,390
	Victory Capital Holdings, Inc., Class A	5,197	343,937
	Virtu Financial, Inc., Class A	12,280	491,937
	Virtus Investment Partners, Inc.	1,153	230,024
	Visa, Inc., Class A	60,057	20,527,483
	Voya Financial, Inc.	12,824	910,376
	W.R. Berkley Corp.	22,477	1,322,322
	WaFd, Inc.	13,049	387,294
	Walker & Dunlop, Inc.	5,376	516,472
	Washington Trust Bancorp, Inc.	3,552	116,399
	Waterstone Financial, Inc.	4,026	55,317
	Webster Financial Corp.	18,016	1,085,284
	Wells Fargo & Co.	110,595	8,714,886
	WesBanco, Inc.	10,230	358,459
	West BanCorp, Inc.	1,799	39,452

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westamerica BanCorp	4,285	$221,792
	Western Alliance Bancorp	11,765	1,033,791
	Western New England Bancorp, Inc.	3,241	30,530
	Western Union Co.	38,765	400,055
*	WEX, Inc.	4,244	780,429
	White Mountains Insurance Group Ltd.	520	1,004,879
	Willis Towers Watson PLC	5,910	1,947,729
	Wintrust Financial Corp.	9,293	1,215,617
	WisdomTree, Inc.	29,766	291,409
*	World Acceptance Corp.	1,196	168,827
	WSFS Financial Corp.	9,479	530,824
	Zions Bancorp NA	19,016	1,100,266
TOTAL FINANCIALS			394,953,706
HEALTH CARE — (4.6%)
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	13,137	592,610
*	ACADIA Pharmaceuticals, Inc.	10,353	193,187
*	AdaptHealth Corp.	15,164	164,074
*	Addus HomeCare Corp.	2,688	336,430
*	ADMA Biologics, Inc.	28,450	459,468
*	Agios Pharmaceuticals, Inc.	1,170	40,236
††	Albireo Pharma, Inc.	2,691	15,635
*	Align Technology, Inc.	773	169,372
*	Alkermes PLC	16,685	526,078
*	Amedisys, Inc.	700	64,750
*	American Shared Hospital Services	2,300	7,085
*	AMN Healthcare Services, Inc.	6,001	165,148
*	AngioDynamics, Inc.	4,532	51,710
*	Anika Therapeutics, Inc.	2,097	35,775
*	Annexon, Inc.	8,814	33,846
*	Arcellx, Inc.	449	30,590
*	Arcturus Therapeutics Holdings, Inc.	4,003	67,931
*	Arcus Biosciences, Inc.	14,314	184,651
*	Artivion, Inc.	5,963	184,614
*	Arvinas, Inc.	8,559	150,724
*	Assembly Biosciences, Inc.	1,154	16,168
*	Astrana Health, Inc.	4,906	180,884
		Shares	Value†
HEALTH CARE — (Continued)
*	Atea Pharmaceuticals, Inc.	5,020	$15,361
*	AtriCure, Inc.	1,635	65,187
*	aTyr Pharma, Inc.	7,570	29,220
*	Aura Biosciences, Inc.	2,600	20,410
*	Avanos Medical, Inc.	5,968	102,769
*	Avantor, Inc.	47,117	1,049,767
*	Axogen, Inc.	3,119	56,797
*	Azenta, Inc.	6,315	341,326
	Baxter International, Inc.	27,701	901,945
*	Beam Therapeutics, Inc.	5,981	155,028
*	BioLife Solutions, Inc.	6,025	164,513
*	Biote Corp., Class A	2,427	12,353
*	Bioventus, Inc., Class A	1,455	15,539
*	Black Diamond Therapeutics, Inc.	2,941	7,705
*	Boston Scientific Corp.	40,160	4,110,778
*	Brookdale Senior Living, Inc.	32,479	150,378
	Bruker Corp.	16,662	968,895
	Cardinal Health, Inc.	11,318	1,399,584
*	Castle Biosciences, Inc.	4,879	137,929
*	Catalyst Pharmaceuticals, Inc.	17,462	393,943
	Cencora, Inc.	10,171	2,585,570
*	Certara, Inc.	25,244	359,222
	Chemed Corp.	1,845	1,036,890
††	Chinook Therapeutics, Inc.	7,288	9,110
*	Codexis, Inc.	4,453	18,658
*	Collegium Pharmaceutical, Inc.	6,381	204,958
	Concentra Group Holdings Parent, Inc.	16,920	394,405
	CONMED Corp.	2,358	169,257
*	CorVel Corp.	6,591	763,567
#*	CRISPR Therapeutics AG	13,033	542,042
*	Cross Country Healthcare, Inc.	7,273	132,514
*	Cullinan Therapeutics, Inc.	6,890	72,758
	CVS Health Corp.	30,517	1,723,600
*	DaVita, Inc.	13,037	2,297,119
*	Day One Biopharmaceuticals, Inc.	5,032	62,246
*	Denali Therapeutics, Inc.	8,437	196,582
	Dentsply Sirona, Inc.	1,000	19,760
*	Dexcom, Inc.	2,618	227,321
*	Disc Medicine, Inc.	852	47,542

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Doximity, Inc., Class A	8,334	$492,539
*	Dynavax Technologies Corp.	19,195	250,495
*	Edgewise Therapeutics, Inc.	5,864	164,309
*	Edwards Lifesciences Corp.	15,962	1,156,447
*	Elanco Animal Health, Inc.	39,225	471,877
*	ElectroCore, Inc.	1,190	19,897
*	Electromed, Inc.	2,532	87,101
	Elevance Health, Inc.	7,193	2,846,270
	Embecta Corp.	1,374	24,636
*	Emergent BioSolutions, Inc.	4,000	45,000
	Encompass Health Corp.	13,306	1,320,887
*	Enovis Corp.	8,138	382,323
	Ensign Group, Inc.	8,218	1,147,726
*	Entrada Therapeutics, Inc.	343	4,610
*	Evolent Health, Inc., Class A	14,475	151,264
*	Exact Sciences Corp.	5,221	292,637
*	Exelixis, Inc.	29,289	970,930
*	FONAR Corp.	1,700	26,775
*	Fortrea Holdings, Inc.	6,933	116,544
*	Fulcrum Therapeutics, Inc.	8,094	32,052
*	Glaukos Corp.	422	66,018
*	Globus Medical, Inc., Class A	4,594	425,956
*	GoodRx Holdings, Inc., Class A	9,207	43,917
*	Haemonetics Corp.	5,778	398,971
#*	Halozyme Therapeutics, Inc.	13,388	758,296
*	Harmony Biosciences Holdings, Inc.	9,137	354,241
*	HealthEquity, Inc.	7,876	869,668
	HealthStream, Inc.	4,637	151,398
*	Henry Schein, Inc.	11,488	919,040
*	Hims & Hers Health, Inc.	13,953	520,168
*	Hologic, Inc.	19,414	1,400,526
	Humana, Inc.	3,772	1,106,064
*	ICON PLC	3,748	746,152
*	ICU Medical, Inc.	547	89,905
*	IDEXX Laboratories, Inc.	4,242	1,790,336
*	Immunovant, Inc.	477	10,370
*	Inari Medical, Inc.	5,690	453,322
*	Incyte Corp.	13,351	990,110
*	Innoviva, Inc.	12,963	241,630
*	Insmed, Inc.	2,517	192,752
*	Inspire Medical Systems, Inc.	1,550	299,925
*	Instil Bio, Inc.	806	17,942
		Shares	Value†
HEALTH CARE — (Continued)
*	Insulet Corp.	1,280	$356,326
*	Integer Holdings Corp.	5,238	744,948
*	Integra LifeSciences Holdings Corp.	5,295	138,200
*	Intellia Therapeutics, Inc.	4,713	48,638
*	Intuitive Surgical, Inc.	2,140	1,223,823
*	Iovance Biotherapeutics, Inc.	26,559	155,370
*	IQVIA Holdings, Inc.	17,273	3,478,091
	iRadimed Corp.	1,040	61,578
*	iTeos Therapeutics, Inc.	3,190	24,053
*	Jasper Therapeutics, Inc.	820	4,969
*	KalVista Pharmaceuticals, Inc.	5,292	47,152
*	Kewaunee Scientific Corp.	263	16,911
*	Kiniksa Pharmaceuticals International PLC	5,011	98,216
*	Kodiak Sciences, Inc.	5,861	37,510
*	Krystal Biotech, Inc.	3,235	516,759
*	Kura Oncology, Inc.	2,487	19,672
*	Kymera Therapeutics, Inc.	4,116	162,952
	Labcorp Holdings, Inc.	6,340	1,583,732
*	Lantheus Holdings, Inc.	9,146	846,096
	LeMaitre Vascular, Inc.	1,781	172,632
*	LENSAR, Inc.	1,586	17,605
*	LifeStance Health Group, Inc.	2,907	23,169
*	Ligand Pharmaceuticals, Inc.	2,957	344,638
*	Lipocine, Inc.	2,730	11,794
*	Lisata Therapeutics, Inc.	2,185	5,484
*	LivaNova PLC	5,692	284,315
*	MannKind Corp.	12,424	71,935
*	Masimo Corp.	5,017	874,112
*	Medpace Holdings, Inc.	3,331	1,163,019
	Medtronic PLC	31,495	2,860,376
*	MEI Pharma, Inc.	559	1,588
*	Merit Medical Systems, Inc.	7,916	861,894
	Mesa Laboratories, Inc.	700	96,383
*	Mettler-Toledo International, Inc.	843	1,150,223
*	Molina Healthcare, Inc.	4,260	1,322,347
*	Myriad Genetics, Inc.	15,134	191,748

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Natera, Inc.	2,672	$472,730
	National HealthCare Corp.	2,964	304,314
	National Research Corp.	2,585	43,092
*	Neogen Corp.	21,477	246,126
*	NeoGenomics, Inc.	20,204	288,917
*	Neurocrine Biosciences, Inc.	8,282	1,257,373
*	Nurix Therapeutics, Inc.	1,200	23,652
*	Olema Pharmaceuticals, Inc.	4,274	26,114
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	OmniAb, Inc. (OABI UQ)	11,107	35,765
*	Omnicell, Inc.	3,092	139,109
*††	Opiant Pharmaceuticals, Inc.	1,079	0
*	OptimizeRx Corp.	1,931	10,717
*	Option Care Health, Inc.	20,690	639,735
*	OraSure Technologies, Inc.	11,009	44,256
*	Organogenesis Holdings, Inc.	22,325	82,156
*	ORIC Pharmaceuticals, Inc.	13,529	140,972
*	Orthofix Medical, Inc.	706	12,941
*	OrthoPediatrics Corp.	1,750	42,000
*	Owens & Minor, Inc.	11,029	157,053
	Patterson Cos., Inc.	12,992	402,102
*††	PDL BioPharma, Inc.	20,904	12,124
*	Pediatrix Medical Group, Inc.	1,451	20,285
*	Pennant Group, Inc.	3,055	80,866
*	Penumbra, Inc.	1,029	274,712
*	PepGen, Inc.	1,810	2,335
*	Performant Healthcare, Inc.	10,905	25,736
*	Personalis, Inc.	1,069	5,580
	Phibro Animal Health Corp., Class A	3,877	84,557
	Premier, Inc., Class A	13,380	303,191
*	Prestige Consumer Healthcare, Inc.	8,493	652,008
*	Privia Health Group, Inc.	2,200	50,270
*	Progyny, Inc.	8,383	194,234
*	Prothena Corp. PLC	5,964	84,868
*	Quanterix Corp.	1,794	16,487
		Shares	Value†
HEALTH CARE — (Continued)
	Quest Diagnostics, Inc.	11,211	$1,828,514
*	RadNet, Inc.	7,849	513,874
*	Repligen Corp.	3,576	594,367
	ResMed, Inc.	6,268	1,480,376
	Royalty Pharma PLC, Class A	34,375	1,085,562
*	RxSight, Inc.	1,049	35,530
*	Sarepta Therapeutics, Inc.	318	36,163
	Select Medical Holdings Corp.	20,968	412,441
*	Semler Scientific, Inc.	675	35,073
*	Sensus Healthcare, Inc.	2,152	17,722
	SIGA Technologies, Inc.	3,400	20,332
	Simulations Plus, Inc.	2,796	95,959
*	Solid Biosciences, Inc.	520	1,654
*	Sotera Health Co.	10,268	140,774
*	SpringWorks Therapeutics, Inc.	1,722	64,575
*	STAAR Surgical Co.	4,512	109,145
	STERIS PLC	5,494	1,212,251
*	Stoke Therapeutics, Inc.	6,137	70,453
	Stryker Corp.	5,471	2,140,748
*	Surmodics, Inc.	898	30,568
*	Tarsus Pharmaceuticals, Inc.	730	39,245
	Teleflex, Inc.	4,026	725,646
*	Terns Pharmaceuticals, Inc.	8,504	37,928
*	Theravance Biopharma, Inc.	1,483	13,911
*	Third Harmonic Bio, Inc.	2,266	11,919
	U.S. Physical Therapy, Inc.	2,061	182,831
*	UFP Technologies, Inc.	997	273,836
*	United Therapeutics Corp.	4,769	1,674,730
	Utah Medical Products, Inc.	296	18,124
*	Varex Imaging Corp.	2,678	36,796
*	Vaxcyte, Inc.	3,402	300,465
*	Veeva Systems, Inc., Class A	4,620	1,077,661
*	Vericel Corp.	482	28,216
*	Vir Biotechnology, Inc.	1,312	13,645
*	Waters Corp.	4,107	1,706,376
	West Pharmaceutical Services, Inc.	1,811	618,547
*	Xencor, Inc.	11,236	205,394

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Xenon Pharmaceuticals, Inc.	6,221	$248,716
	Zimmer Biomet Holdings, Inc.	10,250	1,122,170
*	Zimvie, Inc.	3,415	47,264
	Zoetis, Inc.	18,895	3,229,155
*	Zymeworks, Inc.	3,925	57,305
TOTAL HEALTH CARE			93,292,635
INDUSTRIALS — (14.2%)
*	3D Systems Corp.	8,103	29,171
	A.O. Smith Corp.	17,385	1,170,010
	AAON, Inc.	6,070	706,427
	ABM Industries, Inc.	11,937	636,958
	ACCO Brands Corp.	10,854	57,092
	Acme United Corp.	700	25,375
	Acuity Brands, Inc.	3,901	1,296,653
*	ACV Auctions, Inc., Class A	14,075	297,827
	Advanced Drainage Systems, Inc.	9,166	1,108,261
	AECOM	8,072	851,112
	AGCO Corp.	11,396	1,190,084
	Air Lease Corp.	25,058	1,157,680
	Alamo Group, Inc.	1,643	304,875
*	Alaska Air Group, Inc.	21,156	1,549,677
	Albany International Corp., Class A	4,589	370,562
	Alight, Inc., Class A	66,327	454,340
	Allegion PLC	11,474	1,522,944
	Allient, Inc.	2,437	61,437
	Alta Equipment Group, Inc.	2,593	18,929
*	Ameresco, Inc., Class A	2,313	52,343
*	American Airlines Group, Inc.	7,497	126,849
*	American Superconductor Corp.	80	2,102
*	American Woodmark Corp.	2,938	228,753
	AMETEK, Inc.	11,753	2,169,134
*	API Group Corp.	22,249	848,799
	Apogee Enterprises, Inc.	3,734	190,509
	Applied Industrial Technologies, Inc.	5,339	1,388,300
	ArcBest Corp.	4,841	462,848
	Arcosa, Inc.	8,034	813,844
	Argan, Inc.	2,682	366,898
	Aris Water Solutions, Inc., Class A	3,384	86,394
	Armstrong World Industries, Inc.	7,394	1,116,568
	Astec Industries, Inc.	2,962	103,403
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATRO US)	3,705	$65,579
*	Astronics Corp. (ATROB US), Class B	835	16,224
*	Asure Software, Inc.	4,001	47,292
	Atkore, Inc.	5,251	427,641
	Atmus Filtration Technologies, Inc.	4,328	180,997
	Automatic Data Processing, Inc.	17,797	5,392,669
*	Avis Budget Group, Inc.	2,229	199,941
*	AZEK Co., Inc.	13,560	694,679
	AZZ, Inc.	3,732	320,168
	Barrett Business Services, Inc.	5,380	233,115
*	Beacon Roofing Supply, Inc.	11,328	1,340,556
*	Blue Bird Corp.	3,575	127,342
*	BlueLinx Holdings, Inc.	1,516	163,394
	Boise Cascade Co.	6,896	869,999
	Booz Allen Hamilton Holding Corp.	11,644	1,502,076
*	Bowman Consulting Group Ltd.	675	17,165
	Brady Corp., Class A	6,607	492,155
*	BrightView Holdings, Inc.	12,222	192,619
	Brink's Co.	6,787	633,431
	Broadridge Financial Solutions, Inc.	6,861	1,634,427
*	Builders FirstSource, Inc.	12,850	2,149,548
*	CACI International, Inc., Class A	2,544	982,645
*	Cadeler AS (CDLR US), ADR	3,216	67,247
	Cadre Holdings, Inc.	2,507	96,645
	Carlisle Cos., Inc.	4,505	1,754,517
	Carrier Global Corp.	27,107	1,772,256
*	Casella Waste Systems, Inc., Class A	5,164	555,337
	Caterpillar, Inc.	22,053	8,191,366
*	CBIZ, Inc.	8,891	762,937
*	CECO Environmental Corp.	4,856	137,522
	CH Robinson Worldwide, Inc.	14,899	1,482,302
*	Chart Industries, Inc.	2,785	589,278
*	Cimpress PLC	2,288	152,106
	Cintas Corp.	9,992	2,004,095
	Civeo Corp.	743	17,490
*	Clarivate PLC	73,978	400,961
*	Clean Harbors, Inc.	8,883	2,069,739

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CNH Industrial NV	57,390	$739,183
	Columbus McKinnon Corp.	4,597	167,423
	Comfort Systems USA, Inc.	3,984	1,740,012
*	Commercial Vehicle Group, Inc.	4,608	9,631
	CompX International, Inc.	811	19,878
	Concrete Pumping Holdings, Inc.	2,727	23,070
*	Conduent, Inc.	20,948	82,954
*	Construction Partners, Inc., Class A	6,188	497,515
	Copa Holdings SA, Class A	4,511	420,515
*	Copart, Inc.	26,106	1,512,321
*	Core & Main, Inc., Class A	24,495	1,382,498
††	Costa Communications, Inc.	99	15
	Covenant Logistics Group, Inc.	4,800	133,008
	CRA International, Inc.	1,211	222,315
	Crane Co.	6,315	1,075,571
	CSG Systems International, Inc.	5,476	321,934
	CSW Industrials, Inc.	2,077	685,015
	CSX Corp.	106,116	3,488,033
	Cummins, Inc.	9,418	3,355,162
*	Custom Truck One Source, Inc.	21,863	111,283
*	Dayforce, Inc.	3,722	263,294
	Deere & Co.	14,209	6,771,441
	Delta Air Lines, Inc.	65,739	4,422,263
	Deluxe Corp.	7,872	182,552
*	Distribution Solutions Group, Inc.	2,652	85,527
*	DLH Holdings Corp.	1,100	8,250
*	DNOW, Inc.	18,221	271,128
	Donaldson Co., Inc.	17,549	1,249,313
	Douglas Dynamics, Inc.	3,080	79,618
	Dover Corp.	9,953	2,027,227
*	Driven Brands Holdings, Inc.	4,076	67,295
	Dun & Bradstreet Holdings, Inc.	49,282	606,169
*	DXP Enterprises, Inc.	2,319	234,892
*	Dycom Industries, Inc.	4,836	914,778
	Eastern Co.	312	8,430
	Eaton Corp. PLC	9,499	3,100,854
	EMCOR Group, Inc.	4,418	1,979,529
	Emerson Electric Co.	11,404	1,481,950
*	Energy Recovery, Inc.	4,025	57,719
	Enerpac Tool Group Corp.	8,520	385,019
		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	6,282	$609,794
	Ennis, Inc.	3,943	81,817
	Enpro, Inc.	3,788	703,432
*	Enviri Corp.	7,026	67,309
	Equifax, Inc.	5,520	1,516,786
	Esab Corp.	5,184	641,987
	ESCO Technologies, Inc.	4,269	566,667
*	Everus Construction Group, Inc.	251	17,271
*	ExlService Holdings, Inc.	15,847	796,470
	Expeditors International of Washington, Inc.	14,698	1,669,399
	Exponent, Inc.	4,714	432,132
	Fastenal Co.	33,210	2,432,300
	Federal Signal Corp.	8,067	793,067
	FedEx Corp.	11,680	3,093,682
	Ferguson Enterprises, Inc.	17,932	3,247,844
*	First Advantage Corp.	13,423	253,426
	Flowserve Corp.	17,133	1,072,868
#*	Fluence Energy, Inc.	6,095	79,296
*	Fluor Corp.	17,180	828,248
	Fortive Corp.	18,985	1,544,050
	Fortune Brands Innovations, Inc.	12,787	916,444
*	Franklin Covey Co.	2,340	88,709
	Franklin Electric Co., Inc.	6,549	654,835
*	FreightCar America, Inc.	3,484	42,540
	FTAI Aviation Ltd.	4,646	467,062
	FTAI Infrastructure, Inc.	8,675	60,899
*	FTI Consulting, Inc.	4,598	898,219
*	Gates Industrial Corp. PLC	36,420	753,530
	GATX Corp.	5,801	959,891
	GE Vernova, Inc.	579	215,898
*	Gencor Industries, Inc.	1,048	16,129
*	Generac Holdings, Inc.	5,104	762,180
	Genpact Ltd.	21,889	1,065,775
*	Gibraltar Industries, Inc.	5,712	350,545
	Global Industrial Co.	5,216	128,887
*	GMS, Inc.	6,537	551,331
	Gorman-Rupp Co.	3,516	134,944
	Graco, Inc.	12,465	1,049,179
*	Graham Corp.	467	21,211
	Granite Construction, Inc.	9,618	847,731
*	Great Lakes Dredge & Dock Corp.	8,897	97,778
	Greenbrier Cos., Inc.	5,318	352,371
	Griffon Corp.	9,266	702,085

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	GXO Logistics, Inc.	12,803	$581,896
	H&E Equipment Services, Inc.	5,803	514,668
*	Hayward Holdings, Inc.	28,179	424,376
*	Healthcare Services Group, Inc.	6,372	70,665
	Heartland Express, Inc.	11,500	131,560
	HEICO Corp. (HEI US)	2,376	567,721
	HEICO Corp. (HEIA US), Class A	3,035	577,652
	Heidrick & Struggles International, Inc.	3,052	141,887
	Helios Technologies, Inc.	4,776	213,057
	Herc Holdings, Inc.	4,935	1,006,543
	Hexcel Corp.	11,394	742,889
	Hillenbrand, Inc.	9,788	332,694
*	Hillman Solutions Corp.	13,242	132,420
	HireQuest, Inc.	1,219	15,847
	HNI Corp.	6,420	320,037
	Honeywell International, Inc.	24,990	5,590,763
	Howmet Aerospace, Inc.	22,815	2,887,923
	Hub Group, Inc., Class A	11,878	529,878
	Hubbell, Inc.	5,230	2,212,342
*	Hudson Technologies, Inc.	6,390	37,062
	Hurco Cos., Inc.	876	18,825
*	Huron Consulting Group, Inc.	3,291	417,233
	Hyster-Yale, Inc.	1,643	87,769
	ICF International, Inc.	2,697	314,767
	IDEX Corp.	5,487	1,230,789
*	IES Holdings, Inc.	2,879	637,065
	Illinois Tool Works, Inc.	11,263	2,918,919
	Ingersoll Rand, Inc.	22,336	2,095,117
*	Innodata, Inc.	4,000	148,320
*	Innovative Solutions & Support, Inc.	400	4,668
	Insperity, Inc.	4,225	316,917
	Insteel Industries, Inc.	2,607	74,795
	Interface, Inc.	9,368	231,952
	ITT, Inc.	9,145	1,381,078
	Jacobs Solutions, Inc.	5,660	793,136
*	Janus International Group, Inc.	22,008	182,446
	JB Hunt Transport Services, Inc.	9,422	1,613,235
	JBT Marel Corp.	4,296	571,368
*	JELD-WEN Holding, Inc.	12,376	110,394
		Shares	Value†
INDUSTRIALS — (Continued)
*	JetBlue Airways Corp.	56,712	$373,165
	Johnson Controls International PLC	45,220	3,527,160
	Kadant, Inc.	1,482	552,638
	Karat Packaging, Inc.	1,611	49,796
	KBR, Inc.	15,725	855,754
	Kelly Services, Inc., Class A	6,650	93,632
	Kennametal, Inc.	15,486	370,890
	Kforce, Inc.	3,986	222,140
*	Kirby Corp.	9,704	1,059,192
	Knight-Swift Transportation Holdings, Inc.	19,235	1,098,126
	Korn Ferry	8,932	631,760
*	L.B. Foster Co., Class A	876	24,379
	Landstar System, Inc.	5,285	870,228
	Lennox International, Inc.	2,316	1,372,045
*	Limbach Holdings, Inc.	1,470	135,946
	Lincoln Electric Holdings, Inc.	6,532	1,298,431
	Lindsay Corp.	1,070	143,583
*	Liquidity Services, Inc.	3,459	119,854
	LSI Industries, Inc.	3,205	67,529
*	Lyft, Inc., Class A	4,070	55,108
*	Manitowoc Co., Inc.	5,633	56,274
	ManpowerGroup, Inc.	7,023	422,925
	Marten Transport Ltd.	14,306	220,312
	Masco Corp.	10,594	839,892
*	MasTec, Inc.	10,486	1,521,414
*	Mastech Digital, Inc.	3,000	41,910
*	Masterbrand, Inc.	24,063	416,771
*	Matrix Service Co.	1,886	25,574
	Matson, Inc.	7,363	1,044,442
	Matthews International Corp., Class A	3,692	103,339
	Maximus, Inc.	8,637	650,280
*	Mayville Engineering Co., Inc.	932	14,772
	McGrath RentCorp	362	44,407
*	Middleby Corp.	5,923	1,013,662
	Miller Industries, Inc.	2,305	152,061
	MillerKnoll, Inc.	10,455	234,610
*	Mistras Group, Inc.	2,600	25,792
*	Montrose Environmental Group, Inc.	3,965	82,551
*	MRC Global, Inc.	14,094	206,900
	MSA Safety, Inc.	4,156	684,618
	MSC Industrial Direct Co., Inc., Class A	7,119	572,439
	Mueller Industries, Inc.	16,990	1,337,962
	Mueller Water Products, Inc., Class A	22,826	524,998
*	MYR Group, Inc.	2,344	331,840

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NEXTracker, Inc., Class A	5,560	$280,335
	NL Industries, Inc.	7,700	59,290
	Nordson Corp.	3,283	722,982
*	Northwest Pipe Co.	1,465	70,847
*	NV5 Global, Inc.	10,844	204,301
	nVent Electric PLC	17,239	1,122,087
	Old Dominion Freight Line, Inc.	13,296	2,467,871
	Omega Flex, Inc.	981	38,612
*	OPENLANE, Inc.	17,417	353,739
*	Orion Group Holdings, Inc.	4,820	37,982
	Otis Worldwide Corp.	14,948	1,426,338
	Owens Corning	13,917	2,568,382
	PACCAR, Inc.	26,651	2,955,063
*	PAMT Corp.	3,004	48,094
	Pangaea Logistics Solutions Ltd.	3,295	17,299
	Park Aerospace Corp.	1,437	20,822
	Parker-Hannifin Corp.	4,062	2,872,037
	Park-Ohio Holdings Corp.	1,783	44,361
*	Parsons Corp.	12,580	997,217
	Paychex, Inc.	19,384	2,862,435
	Paycom Software, Inc.	1,952	405,157
*	Paylocity Holding Corp.	2,281	468,791
	Pentair PLC	13,278	1,376,663
	Pioneer Power Solutions, Inc.	7,618	27,958
*	Planet Labs PBC	10,178	62,086
	Powell Industries, Inc.	1,301	311,954
	Preformed Line Products Co.	889	133,741
	Primoris Services Corp.	8,827	677,649
*	Proto Labs, Inc.	4,392	183,278
*	Pursuit Attractions & Hospitality, Inc.	2,797	110,482
	Quanex Building Products Corp.	5,988	125,748
	Quanta Services, Inc.	8,187	2,518,403
*	Radiant Logistics, Inc.	4,889	34,321
*	RBC Bearings, Inc.	1,865	650,419
*	RCM Technologies, Inc.	1,905	37,205
	Regal Rexnord Corp.	8,462	1,343,173
	Republic Services, Inc.	9,323	2,021,879
*	Resideo Technologies, Inc.	11,980	269,790
	Resources Connection, Inc.	5,098	42,823
	REV Group, Inc.	9,603	333,224
	Robert Half, Inc.	13,616	882,181
#*	Rocket Lab USA, Inc.	32,290	938,024
		Shares	Value†
INDUSTRIALS — (Continued)
	Rockwell Automation, Inc.	7,754	$2,158,946
	Rollins, Inc.	17,303	856,498
	Rush Enterprises, Inc. (RUSHA US), Class A	10,810	656,707
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	167,661
*	RXO, Inc.	14,619	374,977
	Ryder System, Inc.	8,414	1,341,276
*	Saia, Inc.	1,931	927,092
	Schneider National, Inc., Class B	10,878	323,621
	Sensata Technologies Holding PLC	17,075	463,757
	Shyft Group, Inc.	4,649	55,834
*	SIFCO Industries, Inc.	1,584	6,152
	Simpson Manufacturing Co., Inc.	5,786	972,048
*	SiteOne Landscape Supply, Inc.	4,790	681,617
	Snap-on, Inc.	4,102	1,456,825
#	Southwest Airlines Co.	53,960	1,657,112
*	SPX Technologies, Inc.	6,066	900,922
	SS&C Technologies Holdings, Inc.	16,750	1,355,912
	Standex International Corp.	1,553	283,733
	Stanley Black & Decker, Inc.	4,912	432,600
	Steelcase, Inc., Class A	16,068	184,461
*	Sterling Infrastructure, Inc.	4,133	588,622
*	Stratasys Ltd.	9,996	93,063
*	Sunrun, Inc.	18,549	167,868
*	Symbotic, Inc.	777	22,805
*	TaskUS, Inc., Class A	1,750	28,788
*	Taylor Devices, Inc.	619	20,675
	Tecnoglass, Inc.	8,458	642,808
	Tennant Co.	3,041	260,066
	Terex Corp.	9,959	478,928
	Tetra Tech, Inc.	21,515	791,752
*	Thermon Group Holdings, Inc.	5,028	139,175
	Timken Co.	10,179	817,068
*	Titan International, Inc.	9,194	81,183
*	Titan Machinery, Inc.	4,124	77,201
	Toro Co.	12,185	1,014,645
	Trane Technologies PLC	6,295	2,283,511
*	Transcat, Inc.	665	51,218
	TransDigm Group, Inc.	928	1,255,900
	TransUnion	8,471	840,747
*	Trex Co., Inc.	12,672	922,902

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	TriNet Group, Inc.	4,840	$452,008
	Trinity Industries, Inc.	16,456	622,530
*	Triumph Group, Inc.	454	8,508
*	TrueBlue, Inc.	2,700	22,005
	TTEC Holdings, Inc.	5,275	19,940
*	Tutor Perini Corp.	11,511	277,300
	Twin Disc, Inc.	300	3,387
*	Uber Technologies, Inc.	11,351	758,814
	UFP Industries, Inc.	9,258	1,070,688
*	U-Haul Holding Co. (UHAL US)	2,403	175,107
	U-Haul Holding Co. (UHAL/B US)	19,666	1,273,177
*	Ultralife Corp.	900	6,822
	UniFirst Corp.	1,651	353,842
	Union Pacific Corp.	28,849	7,148,494
*	United Airlines Holdings, Inc.	29,860	3,160,382
	United Parcel Service, Inc., Class B	26,500	3,027,095
	United Rentals, Inc.	5,421	4,109,443
	Universal Logistics Holdings, Inc.	3,779	167,107
*	Upwork, Inc.	19,919	313,923
*	V2X, Inc.	2,836	147,841
	Valmont Industries, Inc.	2,887	957,791
	Verisk Analytics, Inc.	10,585	3,042,552
*	Verra Mobility Corp.	19,952	526,533
	Vertiv Holdings Co., Class A	20,570	2,407,101
*	Vicor Corp.	3,727	190,599
	Virco Mfg. Corp.	4,104	44,734
	Wabash National Corp.	9,266	144,550
	Waste Management, Inc.	18,296	4,029,877
	Watsco, Inc. (WSO US)	2,924	1,399,397
	Watts Water Technologies, Inc., Class A	3,258	673,689
	Werner Enterprises, Inc.	11,037	398,436
	WESCO International, Inc.	5,500	1,017,500
	Westinghouse Air Brake Technologies Corp.	10,703	2,225,368
*	Wilhelmina International, Inc.	4,746	16,848
*	Willdan Group, Inc.	2,029	71,715
	Willis Lease Finance Corp.	856	165,996
*	WillScot Holdings Corp.	22,925	849,600
		Shares	Value†
INDUSTRIALS — (Continued)
	WW Grainger, Inc.	3,272	$3,477,056
*	Xometry, Inc., Class A	3,803	126,298
*	XPO, Inc.	15,203	2,032,185
	Xylem, Inc.	12,883	1,598,007
	Zurn Elkay Water Solutions Corp.	16,920	667,325
TOTAL INDUSTRIALS			291,089,283
INFORMATION TECHNOLOGY — (26.7%)
*	908 Devices, Inc.	2,993	7,482
	A10 Networks, Inc.	9,966	195,433
	Accenture PLC, Class A	20,217	7,782,534
*	ACI Worldwide, Inc.	15,333	821,082
	Adeia, Inc.	15,083	193,817
*	Adobe, Inc.	15,203	6,650,552
	Advanced Energy Industries, Inc.	4,534	521,773
*	Advanced Micro Devices, Inc.	33,142	3,842,815
*	Akamai Technologies, Inc.	11,037	1,102,596
*	Alarm.com Holdings, Inc.	6,524	395,811
*	Alkami Technology, Inc.	4,775	166,122
*	Alpha & Omega Semiconductor Ltd.	4,851	186,375
*	Altair Engineering, Inc., Class A	500	55,175
*	Ambarella, Inc.	5,055	387,820
	Amdocs Ltd.	11,724	1,033,940
	Amkor Technology, Inc.	39,490	971,849
	Amphenol Corp., Class A	28,956	2,049,506
*	Amtech Systems, Inc.	531	2,682
	Analog Devices, Inc.	12,059	2,555,181
*	Appfolio, Inc., Class A	940	219,875
	Apple, Inc.	452,619	106,818,084
	Applied Materials, Inc.	22,743	4,101,700
*	AppLovin Corp., Class A	11,893	4,395,534
*	Arista Networks, Inc.	20,181	2,325,457
*	Arrow Electronics, Inc.	9,211	1,073,542
*	ASGN, Inc.	6,678	589,066
*	Aspen Technology, Inc.	4,692	1,236,577
*	AstroNova, Inc.	760	8,816
*	Atlassian Corp., Class A	622	190,817
#*	Aurora Innovation, Inc.	89,937	611,572
*	Autodesk, Inc.	5,258	1,637,026
*	AvePoint, Inc.	11,542	216,759
*	Aviat Networks, Inc.	1,998	38,062
	Avnet, Inc.	15,306	790,708

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Axcelis Technologies, Inc.	5,425	$368,900
	Badger Meter, Inc.	2,960	633,174
	Bel Fuse, Inc. (BELFB US), Class B	1,646	133,491
	Belden, Inc.	7,461	868,983
	Benchmark Electronics, Inc.	5,652	241,114
	Bentley Systems, Inc., Class B	12,191	567,491
*	Blackbaud, Inc.	5,863	452,330
*	BlackLine, Inc.	3,104	198,190
*	Box, Inc., Class A	14,613	487,928
	Broadcom, Inc.	51,980	11,501,615
*	Cadence Design Systems, Inc.	2,399	713,990
*	Calix, Inc.	5,648	224,113
*	CCC Intelligent Solutions Holdings, Inc.	54,151	601,618
	CDW Corp.	8,337	1,660,230
#*	Cerence, Inc.	4,314	53,752
*	CEVA, Inc.	2,055	66,192
*	Ciena Corp.	15,108	1,316,511
*	Cirrus Logic, Inc.	7,141	717,242
	Cisco Systems, Inc.	178,077	10,791,466
	Clear Secure, Inc., Class A	6,689	158,329
*	Clearfield, Inc.	2,482	90,568
	Climb Global Solutions, Inc.	200	25,346
*	Cloudflare, Inc., Class A	1,700	235,280
	Cognex Corp.	15,729	627,587
	Cognizant Technology Solutions Corp., Class A	24,453	2,020,062
*	Coherent Corp.	13,257	1,199,626
*	Cohu, Inc.	8,563	196,178
*	Commvault Systems, Inc.	1,024	163,082
*	Comtech Telecommunications Corp.	3,473	6,946
*	Consensus Cloud Solutions, Inc.	2,448	69,327
*	Corsair Gaming, Inc.	15,208	139,305
*	CPI Card Group, Inc.	578	16,629
*	Credo Technology Group Holding Ltd.	16,721	1,170,804
*	Crowdstrike Holdings, Inc., Class A	593	236,056
*	CS Disco, Inc.	10,006	50,430
	CTS Corp.	5,074	259,231
*	Daily Journal Corp.	277	113,598
*	Daktronics, Inc.	7,928	130,098
*	Datadog, Inc., Class A	1,743	248,744
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dell Technologies, Inc., Class C	4,859	$503,392
*	Diebold Nixdorf, Inc.	3,190	138,095
*	Digi International, Inc.	6,419	200,594
*	DigitalOcean Holdings, Inc.	8,292	343,952
*	Diodes, Inc.	6,214	366,502
*	DocuSign, Inc.	8,602	832,071
	Dolby Laboratories, Inc., Class A	5,761	482,369
*	Dropbox, Inc., Class A	15,438	496,332
*	DXC Technology Co.	22,777	494,716
*	Dynatrace, Inc.	12,624	729,036
*	E2open Parent Holdings, Inc.	42,155	110,868
*	Eastman Kodak Co.	3,861	28,533
*	eGain Corp.	8,300	50,630
*	Elastic NV	1,771	199,379
*	Enfusion, Inc., Class A	2,171	24,228
*	Enphase Energy, Inc.	4,282	266,683
	Entegris, Inc.	9,293	943,611
*	EPAM Systems, Inc.	2,284	580,045
*	ePlus, Inc.	4,283	342,212
*	Extreme Networks, Inc.	5,827	92,125
*	F5, Inc.	5,895	1,752,348
*	Fabrinet	3,942	852,300
*	Fair Isaac Corp.	873	1,635,618
*	FARO Technologies, Inc.	2,355	74,701
*	First Solar, Inc.	6,484	1,086,200
*	Flex Ltd.	38,100	1,586,865
*	FormFactor, Inc.	10,578	423,649
*	Fortinet, Inc.	17,098	1,724,846
	Frequency Electronics, Inc.	400	6,692
*	Freshworks, Inc., Class A	6,673	124,118
*	Gartner, Inc.	3,552	1,928,132
	Gen Digital, Inc.	56,984	1,533,439
*	GLOBALFOUNDRIES, Inc.	979	40,599
*	Globant SA	4,566	974,019
*	GoDaddy, Inc., Class A	7,440	1,582,116
*	Grid Dynamics Holdings, Inc.	8,112	183,250
*	Guidewire Software, Inc.	4,215	890,503
	Hackett Group, Inc.	6,384	197,138
*	Harmonic, Inc.	12,292	138,654
*	HashiCorp, Inc., Class A	8,076	276,199
	Hewlett Packard Enterprise Co.	88,199	1,868,937
	HP, Inc.	31,351	1,018,907
*	HubSpot, Inc.	457	356,245
*	Ichor Holdings Ltd.	5,445	149,520

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	indie Semiconductor, Inc., Class A	7,089	$29,065
*	Infinera Corp.	31,476	208,371
*	Informatica, Inc., Class A	10,105	259,496
*	Insight Enterprises, Inc.	3,841	663,533
*	Intapp, Inc.	2,086	148,711
	Intel Corp.	104,264	2,025,850
	InterDigital, Inc.	6,851	1,253,596
	International Business Machines Corp.	43,593	11,146,730
*	inTEST Corp.	5,747	52,585
	Intuit, Inc.	3,600	2,165,436
*	IPG Photonics Corp.	4,108	301,240
*	Itron, Inc.	7,757	832,792
	Jabil, Inc.	16,587	2,693,895
*	Jamf Holding Corp.	9,944	150,254
*	JFrog Ltd.	8,816	306,444
*	Keysight Technologies, Inc.	11,593	2,067,612
*	Kimball Electronics, Inc.	4,412	80,210
	KLA Corp.	5,350	3,949,584
*	Knowles Corp.	25,917	490,609
	Kulicke & Soffa Industries, Inc.	10,024	444,564
*	KVH Industries, Inc.	6,300	38,493
*	Kyndryl Holdings, Inc.	27,836	1,056,655
	Lam Research Corp.	47,109	3,818,184
*	Lantronix, Inc.	3,593	14,120
*	Lattice Semiconductor Corp.	6,456	368,121
*	LGL Group, Inc.	276	1,822
	Littelfuse, Inc.	3,580	853,329
*	LiveRamp Holdings, Inc.	9,383	319,022
	Logility Supply Chain Solutions, Inc.	3,966	56,000
*	Lumentum Holdings, Inc.	6,589	560,460
*	MACOM Technology Solutions Holdings, Inc.	5,322	703,834
*	Magnachip Semiconductor Corp.	3,475	14,074
*	Manhattan Associates, Inc.	3,939	821,636
	Marvell Technology, Inc.	17,815	2,010,601
*	MaxLinear, Inc.	8,581	153,257
*	Meridianlink, Inc.	9,744	187,572
	Methode Electronics, Inc.	3,301	37,367
	Microchip Technology, Inc.	24,791	1,346,151
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	28,495	$2,599,884
	Microsoft Corp.	216,326	89,788,270
*	Mirion Technologies, Inc.	23,890	378,418
*	Mitek Systems, Inc.	6,206	63,301
	MKS Instruments, Inc.	4,263	482,913
*	MongoDB, Inc.	607	165,905
	Monolithic Power Systems, Inc.	1,254	799,262
	Motorola Solutions, Inc.	3,885	1,823,036
*	M-Tron Industries, Inc.	138	8,128
*	N-able, Inc.	18,654	180,757
	Napco Security Technologies, Inc.	1,980	72,666
*	nCino, Inc.	14,917	507,327
*	NCR Voyix Corp.	17,156	210,847
	NetApp, Inc.	17,550	2,142,855
*	NETGEAR, Inc.	3,401	94,038
*	NetScout Systems, Inc.	4,831	115,171
*	NetSol Technologies, Inc.	1,773	4,698
*	nLight, Inc.	9,133	102,016
*	Nortech Systems, Inc.	3,549	36,164
*	Novanta, Inc.	2,553	382,082
*	Nutanix, Inc., Class A	3,043	209,252
	NVE Corp.	473	33,895
	NVIDIA Corp.	963,021	115,629,828
	NXP Semiconductors NV	16,852	3,514,485
*	Okta, Inc.	14,404	1,357,145
*	Olo, Inc., Class A	3,500	25,830
*	ON Semiconductor Corp.	37,623	1,969,188
*	ON24, Inc.	5,345	36,827
	OneSpan, Inc.	6,713	129,158
*	Onto Innovation, Inc.	3,664	750,241
*	Ooma, Inc.	1,000	14,370
*	Optical Cable Corp.	2,889	14,243
	Oracle Corp.	62,073	10,556,134
*	OSI Systems, Inc.	2,831	556,122
*	Ouster, Inc.	3,200	31,872
*	Palantir Technologies, Inc., Class A	17,833	1,471,044
*	Palo Alto Networks, Inc.	3,924	723,664
*	PAR Technology Corp.	1,323	96,037
	PC Connection, Inc.	4,626	343,342
*	PDF Solutions, Inc.	5,280	147,101
	Pegasystems, Inc.	7,247	784,778
*	Penguin Solutions, Inc.	6,946	140,865
*	Photronics, Inc.	10,999	252,867
*	Plexus Corp.	4,564	646,764
	Power Integrations, Inc.	6,313	393,426

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Powerfleet, Inc. NJ	1,688	$9,976
*	Procore Technologies, Inc.	5,803	461,687
	Progress Software Corp.	6,898	395,462
*	PTC, Inc.	5,560	1,075,749
*	Pure Storage, Inc., Class A	8,392	568,894
*	Q2 Holdings, Inc.	5,306	504,972
*	Qorvo, Inc.	8,781	728,647
	QUALCOMM, Inc.	35,646	6,164,263
*	Qualys, Inc.	3,722	518,884
*	Rambus, Inc.	13,025	802,600
	Red Violet, Inc.	881	32,068
*	RF Industries Ltd.	4,019	21,019
*	Ribbon Communications, Inc.	18,693	76,641
	Richardson Electronics Ltd.	900	11,880
*	RingCentral, Inc., Class A	5,270	183,501
*	Rogers Corp.	2,176	202,477
	Roper Technologies, Inc.	2,902	1,670,536
	Salesforce, Inc.	16,337	5,582,353
*	Samsara, Inc., Class A	1,489	76,683
*	Sanmina Corp.	10,807	904,870
	Sapiens International Corp. NV	6,295	172,231
*	ScanSource, Inc.	6,325	264,701
	Seagate Technology Holdings PLC	11,231	1,082,219
*	SecureWorks Corp., Class A	549	4,672
*	SEMrush Holdings, Inc., Class A	5,621	98,030
*	SentinelOne, Inc., Class A	31,269	748,893
*	ServiceNow, Inc.	840	855,439
*	Silicon Laboratories, Inc.	3,884	526,632
*	SiTime Corp.	1,197	244,427
	Skyworks Solutions, Inc.	15,193	1,348,531
*	Snowflake, Inc., Class A	1,202	218,175
#*	SolarEdge Technologies, Inc.	1,447	18,956
	SolarWinds Corp.	21,869	325,411
#*	Sono-Tek Corp.	1,854	7,379
*	Sprinklr, Inc., Class A	15,889	141,571
*	SPS Commerce, Inc.	333	61,498
*	Synaptics, Inc.	5,180	439,782
*	Synchronoss Technologies, Inc.	1,264	12,488
*	Synopsys, Inc.	1,417	744,605
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TD SYNNEX Corp.	9,963	$1,419,827
	TE Connectivity PLC	14,289	2,114,343
*	Telos Corp.	5,291	16,455
*	Teradata Corp.	11,043	352,382
	Teradyne, Inc.	9,273	1,073,721
#*	Terawulf, Inc.	30,163	143,878
	Texas Instruments, Inc.	19,970	3,686,662
*	TransAct Technologies, Inc.	6,400	28,672
*	Trimble, Inc.	11,115	833,180
*	Trio-Tech International	100	605
*	TTM Technologies, Inc.	21,137	519,759
*	Turtle Beach Corp.	3,238	57,474
*	Twilio, Inc., Class A	15,846	2,322,707
*	Tyler Technologies, Inc.	1,249	751,448
*	UiPath, Inc., Class A	36,052	512,659
*	Ultra Clean Holdings, Inc.	7,722	284,710
*	Unisys Corp.	4,980	33,167
	Universal Display Corp.	3,291	493,387
*	Upland Software, Inc.	1,212	5,090
*	Veeco Instruments, Inc.	8,733	221,644
*	Verint Systems, Inc.	6,720	170,554
*	VeriSign, Inc.	3,729	801,735
*	Vertex, Inc., Class A	5,175	298,856
*	Viant Technology, Inc., Class A	2,000	44,260
*	Viavi Solutions, Inc.	18,540	223,222
*	VirnetX Holding Corp.	704	6,160
	Vishay Intertechnology, Inc.	19,810	335,383
*	Vishay Precision Group, Inc.	1,676	39,051
	Vontier Corp.	25,529	984,143
*	Western Digital Corp.	18,173	1,183,607
*	WidePoint Corp.	1,192	4,530
#*	Wolfspeed, Inc.	11,099	68,037
*	Workday, Inc., Class A	1,429	374,484
	Xerox Holdings Corp.	21,900	187,026
*	Xperi, Inc.	5,663	51,080
*	Zebra Technologies Corp., Class A	2,304	903,030
*	Zoom Communications, Inc.	6,316	549,113
*	Zscaler, Inc.	254	51,458
TOTAL INFORMATION TECHNOLOGY			549,435,856
MATERIALS — (3.4%)
#	Albemarle Corp.	6,034	508,002
#	Amcor PLC	134,684	1,309,128

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	American Vanguard Corp.	4,707	$29,089
	AptarGroup, Inc.	7,061	1,109,636
*	Arcadium Lithium PLC	46,256	265,509
	Ardagh Metal Packaging SA	19,888	55,090
	Ashland, Inc.	6,569	417,066
*	Aspen Aerogels, Inc.	6,775	79,200
*	ATI, Inc.	16,576	946,324
	Avery Dennison Corp.	8,936	1,659,683
	Avient Corp.	12,540	537,966
*	Axalta Coating Systems Ltd.	34,635	1,244,782
	Balchem Corp.	3,669	586,893
	Ball Corp.	18,207	1,014,130
	Berry Global Group, Inc.	21,077	1,431,550
*	Bioceres Crop Solutions Corp.	1,800	12,330
	Caledonia Mining Corp. PLC	858	8,057
	Carpenter Technology Corp.	6,731	1,299,487
	Celanese Corp.	7,945	564,413
	Chemours Co.	6,237	118,441
*	Clearwater Paper Corp.	2,420	77,803
#*	Coeur Mining, Inc.	55,648	367,277
	Commercial Metals Co.	17,936	869,717
*	Core Molding Technologies, Inc.	1,483	21,904
	Corteva, Inc.	32,710	2,134,982
	CRH PLC (CRHCF US)	4,700	465,441
	Crown Holdings, Inc.	15,772	1,385,728
	Dow, Inc.	47,244	1,844,878
	DuPont de Nemours, Inc.	25,522	1,960,090
	Eastman Chemical Co.	12,649	1,260,473
	Ecolab, Inc.	5,929	1,483,377
*	Ecovyst, Inc.	15,043	116,734
	Element Solutions, Inc.	39,809	1,027,470
	First Majestic Silver Corp. (AG US)	18,283	104,213
	FMC Corp.	8,230	459,069
	Fortitude Gold Corp.	2,144	11,235
	Freeport-McMoRan, Inc.	2,254	80,806
	Graphic Packaging Holding Co.	47,460	1,301,828
	Greif, Inc. (GEF US), Class A	4,024	246,349
	Greif, Inc. (GEF/B US), Class B	2,505	158,742
	Hawkins, Inc.	3,498	373,971
		Shares	Value†
MATERIALS — (Continued)
	HB Fuller Co.	8,435	$532,502
	Hecla Mining Co.	86,095	489,020
	Huntsman Corp.	25,980	437,243
*	Idaho Strategic Resources, Inc.	1,730	22,109
*	Ingevity Corp.	3,657	165,845
	Innospec, Inc.	3,617	409,987
	International Flavors & Fragrances, Inc.	11,629	1,012,770
#	International Paper Co.	34,842	1,938,260
*	Intrepid Potash, Inc.	1,065	27,999
	Kaiser Aluminum Corp.	2,746	192,220
*	Knife River Corp.	5,852	606,150
	Koppers Holdings, Inc.	3,708	110,350
	Kronos Worldwide, Inc.	12,803	122,781
	Louisiana-Pacific Corp.	13,000	1,520,610
	LyondellBasell Industries NV, Class A	27,245	2,062,446
*	Magnera Corp.	5,823	108,657
	Martin Marietta Materials, Inc.	3,043	1,655,757
	Materion Corp.	3,754	379,154
	Mativ Holdings, Inc.	9,057	86,494
	Mercer International, Inc.	6,682	44,970
*	Metallus, Inc.	6,377	95,272
	Minerals Technologies, Inc.	5,993	459,603
	Mosaic Co.	28,502	794,921
*	MP Materials Corp.	3,174	69,701
	Myers Industries, Inc.	5,581	67,195
	NewMarket Corp.	1,553	773,425
	Newmont Corp.	36,113	1,542,747
*	Nexa Resources SA	11,001	68,646
	Northern Technologies International Corp.	1,079	12,775
	Nucor Corp.	21,412	2,749,943
*	O-I Glass, Inc.	9,300	111,042
	Packaging Corp. of America	8,257	1,755,934
	Pactiv Evergreen, Inc.	6,024	106,866
*	Perimeter Solutions, Inc.	7,733	96,662
	PPG Industries, Inc.	11,408	1,316,255
	Quaker Chemical Corp.	1,372	193,699
	Radius Recycling, Inc.	5,467	65,659
*	Ranpak Holdings Corp.	4,240	31,037
*	Rayonier Advanced Materials, Inc.	15,838	126,704
	Reliance, Inc.	6,479	1,875,670

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
††	Resolute Forest Products, Inc.	12,553	$3,343
	Royal Gold, Inc.	5,346	747,478
	RPM International, Inc.	13,525	1,712,265
	Ryerson Holding Corp.	3,589	80,250
	Sealed Air Corp.	15,055	524,366
	Sensient Technologies Corp.	6,028	455,174
	Sherwin-Williams Co.	8,767	3,139,989
	Silgan Holdings, Inc.	18,127	997,348
	Smurfit WestRock PLC	27,936	1,483,122
	Sonoco Products Co.	14,060	669,818
	Southern Copper Corp.	5,634	516,187
	Steel Dynamics, Inc.	19,182	2,459,132
	Stepan Co.	3,385	214,575
*	Summit Materials, Inc., Class A	13,114	685,993
	Sylvamo Corp.	5,906	473,071
*	Tredegar Corp.	2,020	15,857
	TriMas Corp.	7,022	170,635
	U.S. Lime & Minerals, Inc.	3,000	331,740
	Vulcan Materials Co.	6,953	1,906,165
	Westlake Corp.	3,759	429,541
	Worthington Steel, Inc.	9,015	261,886
TOTAL MATERIALS			70,465,878
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	45,661
*	Anywhere Real Estate, Inc.	7,200	25,992
*	CBRE Group, Inc., Class A	16,592	2,401,526
*	Compass, Inc., Class A	10,266	74,428
*	CoStar Group, Inc.	16,553	1,267,960
*	Cushman & Wakefield PLC	36,843	508,065
*	Forestar Group, Inc.	8,215	196,010
*	FRP Holdings, Inc.	2,900	88,566
*	Howard Hughes Holdings, Inc.	6,943	530,237
*	Jones Lang LaSalle, Inc.	5,248	1,484,134
	Kennedy-Wilson Holdings, Inc.	2,555	23,123
	Marcus & Millichap, Inc.	8,399	320,506
*»	Millrose Properties, Inc., Class A	9,924	92,289
	Newmark Group, Inc., Class A	29,807	421,173
*	Rafael Holdings, Inc., Class B	1,879	3,871
		Shares	Value†
REAL ESTATE — (Continued)
	RMR Group, Inc., Class A	1,332	$24,868
*	Seaport Entertainment Group, Inc.	1,748	46,514
	St. Joe Co.	7,837	376,960
*	Stratus Properties, Inc.	889	17,149
*	Tejon Ranch Co.	3,436	55,732
*	Zillow Group, Inc. (Z US), Class C	17,587	1,446,003
*	Zillow Group, Inc. (ZG US), Class A	5,612	444,470
TOTAL REAL ESTATE			9,895,237
UTILITIES — (0.8%)
*	Altus Power, Inc.	30,820	124,205
	American States Water Co.	4,161	309,994
	American Water Works Co., Inc.	6,842	852,787
	Artesian Resources Corp., Class A	900	27,900
	Atmos Energy Corp.	6,376	908,644
	Brookfield Renewable Corp.	16,046	428,268
	California Water Service Group	4,692	212,501
	CenterPoint Energy, Inc.	26,711	869,977
	Chesapeake Utilities Corp.	1,966	240,343
	Clearway Energy, Inc. (CWEN US), Class C	7,141	185,166
	Clearway Energy, Inc. (CWENA US), Class A	4,357	106,877
	Consolidated Edison, Inc.	11,925	1,117,849
	Consolidated Water Co. Ltd.	959	25,107
	Constellation Energy Corp.	5,311	1,593,194
	Edison International	12,623	681,642
	Essential Utilities, Inc.	13,988	496,294
	Eversource Energy	7,386	426,024
	Exelon Corp.	30,258	1,210,320
	Genie Energy Ltd., Class B	2,801	40,138
*	Hawaiian Electric Industries, Inc.	3,625	33,133
	MDU Resources Group, Inc.	1,007	17,945
	Middlesex Water Co.	1,498	75,859
	New Jersey Resources Corp.	14,903	714,599

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Northwest Natural Holding Co.	3,500	$139,720
NRG Energy, Inc.	8,225	842,569
ONE Gas, Inc.	3,622	255,858
Ormat Technologies, Inc.	8,446	541,811
Public Service Enterprise Group, Inc.	15,919	1,329,873
* Pure Cycle Corp.	3,694	43,405
RGC Resources, Inc.	150	3,191
Sempra	19,699	1,633,638
SJW Group	2,694	135,320
Southwest Gas Holdings, Inc.	6,774	505,882
Spire, Inc.	4,326	306,973
UGI Corp.	5,580	171,473
Unitil Corp.	1,532	82,069
York Water Co.	1,162	35,941
TOTAL UTILITIES		16,726,489
TOTAL COMMON STOCKS Cost ($871,153,211)		2,020,505,168

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	10,535,304	$10,535,304
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	2,102,713	24,324,189
TOTAL INVESTMENTS — (100.0%)
(Cost $906,011,586)^^			$2,055,364,661
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$187,706,761	—	—	$187,706,761
Consumer Discretionary	250,493,315	—	—	250,493,315
Consumer Staples	113,382,335	$22,081	—	113,404,416
Energy	43,041,592	—	—	43,041,592
Financials	394,953,706	—	—	394,953,706
Health Care	93,238,267	—	$54,368	93,292,635
Industrials	291,089,268	—	15	291,089,283
Information Technology	549,435,856	—	—	549,435,856
Materials	70,462,535	—	3,343	70,465,878
Real Estate	9,802,948	92,289	—	9,895,237
Utilities	16,726,489	—	—	16,726,489
Temporary Cash Investments	10,535,304	—	—	10,535,304
Securities Lending Collateral	—	24,324,189	—	24,324,189
Total Investments in Securities	$2,030,868,376	$24,438,559	$57,726˂˃	$2,055,364,661

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (9.9%)
*	Advantage Solutions, Inc.	3,769	$9,950
	Alphabet, Inc. (GOOG US), Class C	633,075	130,160,220
	Alphabet, Inc. (GOOGL US), Class A	701,338	143,086,979
*	Altice USA, Inc., Class A	56,290	158,175
*	AMC Networks, Inc., Class A	11,720	112,864
	AT&T, Inc.	10,350	245,605
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	2	78
*	Boston Omaha Corp., Class A	12,683	184,411
*	Bumble, Inc., Class A	31,032	251,670
*	Cardlytics, Inc.	8,677	26,552
*	Cargurus, Inc.	24,707	968,514
*	Cars.com, Inc.	38,098	682,716
#*	Charter Communications, Inc., Class A	12,172	4,205,304
*	Cinemark Holdings, Inc.	1,900	54,397
	Comcast Corp., Class A	726,888	24,467,050
*	Creative Realities, Inc.	2,248	5,620
	Electronic Arts, Inc.	53,101	6,526,644
	Emerald Holding, Inc.	663	2,983
	Entravision Communications Corp., Class A	22,631	48,657
*	Eventbrite, Inc., Class A	23,633	74,917
	Fox Corp. (FOX US), Class B	80,933	3,933,344
	Fox Corp. (FOXA US), Class A	77,250	3,953,655
	Gray Media, Inc.	33,919	126,857
*	Harte Hanks, Inc.	2,751	14,828
	IDT Corp., Class B	818	38,593
*	Integral Ad Science Holding Corp.	59,580	626,186
	Interpublic Group of Cos., Inc.	169,705	4,865,442
	Iridium Communications, Inc.	43,710	1,256,662
*	IZEA Worldwide, Inc.	3,667	9,167
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc. (WLY US), Class A	20,601	$843,199
	John Wiley & Sons, Inc. (WLYB US), Class B	200	8,208
*	Liberty Broadband Corp. (LBRDA US), Class A	3,476	264,280
*	Liberty Broadband Corp. (LBRDK US), Class C	18,964	1,453,780
*	Liberty Global Ltd. (LBTYA US), Class A	31,030	357,155
*	Liberty Global Ltd. (LBTYK US), Class C	41,509	486,901
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	8,727	768,151
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	76,682	7,338,467
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	5,315	382,521
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	12,804	942,246
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	8,322	65,328
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	1,096	7,694
*	Live Nation Entertainment, Inc.	16,721	2,419,194
*	Madison Square Garden Entertainment Corp.	3,918	142,380
*	Magnite, Inc.	62,773	1,079,696
	Match Group, Inc.	108,850	3,885,945

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Meta Platforms, Inc., Class A	420,433	$289,754,015
#*	Netflix, Inc.	47,556	46,450,799
	New York Times Co., Class A	49,129	2,667,705
#	News Corp. (NWS US), Class B	46,998	1,487,487
	News Corp. (NWSA US), Class A	93,525	2,629,923
	Nexstar Media Group, Inc.	18,690	2,863,682
*	Nextdoor Holdings, Inc.	23,205	60,797
	Omnicom Group, Inc.	79,884	6,933,132
*	Outbrain, Inc.	2,425	14,574
#	Paramount Global (PARA US), Class B	127,312	1,385,155
#	Paramount Global (PARAA US), Class A	1,311	29,904
*	Pinterest, Inc., Class A	106,275	3,502,824
	Playtika Holding Corp.	34,041	244,074
*	PubMatic, Inc., Class A	27,457	415,150
*	QuinStreet, Inc.	28,700	679,042
*	Reservoir Media, Inc.	7,410	61,577
*	ROBLOX Corp., Class A	38,058	2,704,782
*	Roku, Inc.	9,287	768,592
	Scholastic Corp.	12,297	238,685
	Shenandoah Telecommunications Co.	4,587	49,540
	Shutterstock, Inc.	13,380	394,978
	Sinclair, Inc.	19,489	285,514
#	Sirius XM Holdings, Inc.	64,637	1,551,934
*	Snap, Inc., Class A	153,181	1,729,413
#*	Sphere Entertainment Co.	5,463	254,576
*	Spotify Technology SA	21,828	11,973,749
*	Stagwell, Inc.	75,373	470,328
*	Sunrise Communications AG, ADR, Class A	14,507	721,433
*	Take-Two Interactive Software, Inc.	30,085	5,581,068
*	TechTarget, Inc.	6,809	115,957
*	Thryv Holdings, Inc.	16,195	283,574
	Townsquare Media, Inc., Class A	1,712	15,203
*	Trade Desk, Inc., Class A	29,096	3,453,113
*	Travelzoo	800	15,864
*	TripAdvisor, Inc.	47,031	825,864
*	TrueCar, Inc.	27,324	93,995
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Verizon Communications, Inc.	454,066	$17,885,660
*	Vimeo, Inc.	60,921	408,780
	Walt Disney Co.	179,287	20,270,188
*	Warner Bros Discovery, Inc.	266,280	2,779,963
#	Warner Music Group Corp., Class A	22,503	715,595
*	WideOpenWest, Inc.	15,337	65,489
*	Yelp, Inc.	23,492	938,270
*	Zedge, Inc., Class B	148	401
*	Ziff Davis, Inc.	21,874	1,178,790
*	ZoomInfo Technologies, Inc.	152,126	1,565,377
TOTAL COMMUNICATION SERVICES			783,059,700
CONSUMER DISCRETIONARY — (12.4%)
*	1-800-Flowers.com, Inc., Class A	16,230	130,327
*	1stdibs.com, Inc.	2,009	7,815
*	Abercrombie & Fitch Co., Class A	26,551	3,169,658
	Academy Sports & Outdoors, Inc.	35,706	1,867,781
#	Acushnet Holdings Corp.	27,826	1,817,594
*	Adient PLC	36,199	630,949
	ADT, Inc.	238,510	1,831,757
*	Adtalem Global Education, Inc.	19,656	2,105,747
#	Advance Auto Parts, Inc.	15,860	769,210
*	Airbnb, Inc., Class A	51,813	6,796,311
	A-Mark Precious Metals, Inc.	12,498	352,069
*	Amazon.com, Inc.	958,141	227,730,953
	American Eagle Outfitters, Inc.	97,211	1,568,985
*	American Public Education, Inc.	3,300	73,161
*	America's Car-Mart, Inc.	3,515	171,145
*	Aptiv PLC	55,181	3,444,398
	Aramark	70,364	2,737,863
*	Asbury Automotive Group, Inc.	12,544	3,721,554
	Autoliv, Inc.	20,475	1,979,113
*	AutoNation, Inc.	29,230	5,511,316
*	AutoZone, Inc.	2,759	9,243,229
	Bassett Furniture Industries, Inc.	1,000	14,560
	Bath & Body Works, Inc.	64,995	2,444,462
*	Beazer Homes USA, Inc.	16,885	374,172

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Best Buy Co., Inc.	95,240	$8,177,306
*	Biglari Holdings, Inc. (BH US), Class B	237	54,986
*	Biglari Holdings, Inc. (BH/A US), Class A	9	9,989
	Booking Holdings, Inc.	6,994	33,134,495
*	Boot Barn Holdings, Inc.	10,800	1,737,180
	BorgWarner, Inc.	60,425	1,927,557
*	Bright Horizons Family Solutions, Inc.	13,770	1,688,202
	Brunswick Corp.	26,538	1,789,723
	Buckle, Inc.	27,372	1,303,181
	Build-A-Bear Workshop, Inc.	3,599	152,382
*	Burlington Stores, Inc.	13,963	3,964,515
	Caleres, Inc.	28,300	518,739
	Camping World Holdings, Inc., Class A	21,998	507,934
*	Capri Holdings Ltd.	43,777	1,084,794
*	CarMax, Inc.	66,523	5,697,030
	Carriage Services, Inc.	8,915	365,069
#	Carter's, Inc.	17,393	937,831
*	Carvana Co.	24,606	6,089,493
	Cato Corp., Class A	7,874	26,378
*	Cavco Industries, Inc.	3,956	2,012,180
	Century Communities, Inc.	26,771	2,044,769
*	Champion Homes, Inc.	25,852	2,386,915
*	Chewy, Inc., Class A	32,915	1,283,027
*	Chipotle Mexican Grill, Inc.	125,350	7,314,172
#	Choice Hotels International, Inc.	3,377	497,533
*	Citi Trends, Inc.	4,712	122,041
#	Columbia Sportswear Co.	27,733	2,448,824
*	ContextLogic, Inc., Class A	11,775	91,492
*	Coupang, Inc.	71,442	1,679,601
*	Coursera, Inc.	99,166	764,570
*	Crocs, Inc.	31,903	3,256,339
	Crown Crafts, Inc.	1,603	7,262
*	Culp, Inc.	400	2,156
	Dana, Inc.	39,627	631,654
*	Deckers Outdoor Corp.	66,920	11,868,931
	Designer Brands, Inc., Class A	23,730	119,362
*	Destination XL Group, Inc.	44,316	120,539
	Dick's Sporting Goods, Inc.	28,313	6,796,536
#	Dillard's, Inc., Class A	5,372	2,514,687
	Domino's Pizza, Inc.	4,837	2,172,393
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	DoorDash, Inc., Class A	60,959	$11,510,888
*	Dorman Products, Inc.	9,266	1,216,440
	DR Horton, Inc.	112,109	15,908,267
*	DraftKings, Inc., Class A	36,786	1,543,173
*	Dream Finders Homes, Inc., Class A	9,383	216,466
*	Duluth Holdings, Inc., Class B	2,885	8,424
*	Duolingo, Inc.	3,062	1,114,537
	eBay, Inc.	160,241	10,813,063
*	Educational Development Corp.	148	241
*	El Pollo Loco Holdings, Inc.	8,900	105,643
	Escalade, Inc.	1,044	15,472
	Ethan Allen Interiors, Inc.	6,048	187,609
*	Etsy, Inc.	34,653	1,902,796
*	Everi Holdings, Inc.	14,851	202,568
*	Expedia Group, Inc.	41,098	7,025,703
*	Figs, Inc., Class A	55,198	314,077
*	Five Below, Inc.	14,838	1,391,508
	Flanigan's Enterprises, Inc.	8	199
	Flexsteel Industries, Inc.	1,661	81,937
#*	Floor & Decor Holdings, Inc., Class A	28,457	2,848,546
*	Foot Locker, Inc.	52,416	1,050,941
	Ford Motor Co.	984,086	9,919,587
*	Fox Factory Holding Corp.	4,772	130,371
*	Frontdoor, Inc.	23,957	1,434,545
*	Funko, Inc., Class A	10,642	148,988
#*	GameStop Corp., Class A	54,703	1,471,511
	Gap, Inc.	161,101	3,877,701
	Garmin Ltd.	28,896	6,237,202
	Garrett Motion, Inc.	46,942	449,704
	General Motors Co.	256,768	12,699,745
*	Genesco, Inc.	5,487	228,534
	Gentex Corp.	47,928	1,242,294
*	Gentherm, Inc.	13,696	522,502
	Genuine Parts Co.	46,061	5,354,591
*	G-III Apparel Group Ltd.	33,114	1,033,819
*	Global Business Travel Group I	11,450	100,989
*	Good Times Restaurants, Inc.	3,851	9,782
*	Grand Canyon Education, Inc.	5,764	1,012,389
*	Green Brick Partners, Inc.	19,788	1,196,580

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	10,000	$4,564,900
	Guess?, Inc.	32,446	418,878
	H&R Block, Inc.	29,219	1,616,103
	Hamilton Beach Brands Holding Co., Class A	2,900	49,619
*	Hanesbrands, Inc.	89,397	725,904
	Harley-Davidson, Inc.	55,383	1,498,664
	Hasbro, Inc.	75,312	4,356,046
	Haverty Furniture Cos., Inc. (HVT US)	2,389	53,585
*	Helen of Troy Ltd.	7,531	465,265
*	Hilton Grand Vacations, Inc.	1,093	45,032
	Home Depot, Inc.	163,348	67,296,109
	Hooker Furnishings Corp.	4,239	53,962
*	Hovnanian Enterprises, Inc., Class A	1,200	158,868
	Installed Building Products, Inc.	5,851	1,163,413
	International Game Technology PLC	41,844	712,185
*	iRobot Corp.	9,694	74,547
	J Jill, Inc.	3,245	88,653
*	JAKKS Pacific, Inc.	6,498	195,460
	Johnson Outdoors, Inc., Class A	4,369	141,556
	KB Home	49,972	3,353,121
#	Kohl's Corp.	55,052	727,237
	Kontoor Brands, Inc.	20,717	1,902,856
	Krispy Kreme, Inc.	20,413	185,146
	Lakeland Industries, Inc.	1,175	27,248
*	Lands' End, Inc.	25,377	315,944
*	Landsea Homes Corp.	9,971	82,759
	Las Vegas Sands Corp.	6,018	275,805
*	Latham Group, Inc.	5,809	42,406
*	Laureate Education, Inc.	33,931	635,188
	La-Z-Boy, Inc.	22,410	1,057,752
	LCI Industries	10,744	1,125,864
	Lear Corp.	20,731	1,950,580
*	Legacy Housing Corp.	4,151	106,473
	Lennar Corp. (LEN US), Class A	72,194	9,474,741
#	Lennar Corp. (LENB US), Class B	6,006	755,495
*	Leslie's, Inc.	70,612	142,636
	Levi Strauss & Co., Class A	33,542	638,304
*	LGI Homes, Inc.	12,304	1,098,501
	Lifetime Brands, Inc.	8,691	56,318
*	Light & Wonder, Inc.	8,548	751,455
*	Lincoln Educational Services Corp.	8,065	131,621
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	18,801	$7,071,056
	LKQ Corp.	61,522	2,300,308
#*	Lovesac Co.	13,762	351,757
	Lowe's Cos., Inc.	70,047	18,215,022
#*	Lucid Group, Inc.	66,028	182,237
*	Lululemon Athletica, Inc.	29,526	12,229,669
*	M/I Homes, Inc.	4,720	593,776
	Macy's, Inc.	144,821	2,256,311
*	Malibu Boats, Inc., Class A	9,823	376,123
	Marine Products Corp.	15,321	143,864
*	MarineMax, Inc.	11,036	335,053
*	MasterCraft Boat Holdings, Inc.	8,081	147,155
*	Mattel, Inc.	96,779	1,803,961
	McDonald's Corp.	66,182	19,106,743
	Meritage Homes Corp.	14,026	1,092,205
*	MGM Resorts International	39,579	1,364,684
*	Mister Car Wash, Inc.	8,417	67,504
#*	Mobileye Global, Inc., Class A	13,630	225,236
	Monro, Inc.	16,085	315,909
*	Motorcar Parts of America, Inc.	1,259	8,347
	Movado Group, Inc.	6,505	124,376
*	National Vision Holdings, Inc.	35,815	408,291
	Newell Brands, Inc.	138,193	1,376,402
	NIKE, Inc., Class B	211,859	16,291,957
	Nordstrom, Inc.	49,535	1,198,747
*	NVR, Inc.	1,360	10,902,005
*	ODP Corp.	14,226	321,508
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	2,075,647
	OneSpaWorld Holdings Ltd.	18,352	391,999
*	OneWater Marine, Inc., Class A	3,499	63,227
*	O'Reilly Automotive, Inc.	7,480	9,682,262
#	Oxford Industries, Inc.	8,125	681,362
#	Papa John's International, Inc.	6,127	242,445
*	Penn Entertainment, Inc.	2,123	43,734
	Penske Automotive Group, Inc.	36,841	6,101,975
	Perdoceo Education Corp.	21,373	615,115
*	Petco Health & Wellness Co., Inc.	35,820	122,504
*	PetMed Express, Inc.	3,207	15,265
	Phinia, Inc.	15,732	800,601
*	Planet Fitness, Inc., Class A	19,850	2,146,976
*	PlayAGS, Inc.	2,600	31,304

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Polaris, Inc.	24,191	$1,153,911
	Pool Corp.	10,346	3,561,610
	PulteGroup, Inc.	85,827	9,765,396
	PVH Corp.	24,808	2,222,797
#*	QuantumScape Corp.	55,461	286,733
	Ralph Lauren Corp.	16,310	4,072,607
*	Rave Restaurant Group, Inc.	2,343	5,904
#*	Revolve Group, Inc.	18,410	581,388
	Rocky Brands, Inc.	2,430	60,847
	Ross Stores, Inc.	77,967	11,738,711
*	Sabre Corp.	44,626	149,497
*	Sally Beauty Holdings, Inc.	54,172	588,850
	Service Corp. International	18,266	1,426,940
*	Shake Shack, Inc., Class A	3,771	445,468
*	SharkNinja, Inc.	9,448	1,056,381
	Shoe Carnival, Inc.	14,453	391,098
	Signet Jewelers Ltd.	21,307	1,262,014
*	Skechers USA, Inc., Class A	30,771	2,318,287
*	Sleep Number Corp.	6,945	124,177
	Sonic Automotive, Inc., Class A	13,722	1,018,858
*	Sonos, Inc.	63,464	875,169
*	Sportsman's Warehouse Holdings, Inc.	8,400	17,136
	Standard Motor Products, Inc.	13,497	418,677
	Starbucks Corp.	60,374	6,501,072
	Steven Madden Ltd.	35,041	1,438,433
*	Stitch Fix, Inc., Class A	29,960	141,112
*	Stoneridge, Inc.	8,307	42,947
	Strategic Education, Inc.	5,171	507,947
*	Strattec Security Corp.	717	26,859
*	Stride, Inc.	10,312	1,391,089
	Superior Group of Cos., Inc.	2,597	39,189
*	Sweetgreen, Inc., Class A	38,535	1,268,572
*	Tandy Leather Factory, Inc.	129	628
#	Tapestry, Inc.	124,113	9,052,802
*	Taylor Morrison Home Corp.	85,510	5,511,975
	Tempur Sealy International, Inc.	32,045	2,023,321
*	Tesla, Inc.	235,968	95,472,653
	Texas Roadhouse, Inc.	2,000	362,200
#	Thor Industries, Inc.	25,440	2,616,250
*	Tile Shop Holdings, Inc.	27,025	203,768
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tilly's, Inc., Class A	9,904	$42,884
	TJX Cos., Inc.	172,622	21,541,499
	Toll Brothers, Inc.	56,111	7,620,435
*	TopBuild Corp.	13,671	4,684,778
#*	Topgolf Callaway Brands Corp.	90,931	714,718
#	Tractor Supply Co.	117,845	6,406,054
*	Traeger, Inc.	3,927	9,582
	Travel & Leisure Co.	15,031	817,085
*	Tri Pointe Homes, Inc.	74,908	2,761,109
*	Udemy, Inc.	8,286	61,979
*	Ulta Beauty, Inc.	14,001	5,770,512
*	Under Armour, Inc. (UA US), Class C	100,890	759,702
*	Under Armour, Inc. (UAA US), Class A	100,273	837,280
*	United Parks & Resorts, Inc.	10,500	551,880
*	Universal Electronics, Inc.	3,365	33,650
*	Universal Technical Institute, Inc.	13,937	382,292
	Upbound Group, Inc.	25,061	735,290
*	Urban Outfitters, Inc.	55,299	3,064,671
	Vail Resorts, Inc.	656	111,599
*	Valvoline, Inc.	53,127	1,971,543
*	Vera Bradley, Inc.	19,800	74,052
#	VF Corp.	118,923	3,088,430
*	Victoria's Secret & Co.	36,339	1,321,286
*	Visteon Corp.	9,352	786,129
*	VOXX International Corp.	7,000	51,660
	Wendy's Co.	45,154	669,634
	Weyco Group, Inc.	3,454	123,446
	Whirlpool Corp.	17,219	1,808,167
	Williams-Sonoma, Inc.	43,561	9,207,489
	Winmark Corp.	1,315	512,311
	Winnebago Industries, Inc.	14,597	697,737
	Wolverine World Wide, Inc.	4,418	98,654
	Worthington Enterprises, Inc.	5,513	230,995
	Wynn Resorts Ltd.	4,093	355,477
*	YETI Holdings, Inc.	48,148	1,793,994
	Yum! Brands, Inc.	33,004	4,307,022
*	Zumiez, Inc.	11,415	182,183
TOTAL CONSUMER DISCRETIONARY			984,996,530
CONSUMER STAPLES — (5.4%)
	Albertsons Cos., Inc., Class A	207,328	4,156,926
	Andersons, Inc.	3,053	124,410
	B&G Foods, Inc.	19,668	127,449
*	BellRing Brands, Inc.	48,183	3,726,955
*	BJ's Wholesale Club Holdings, Inc.	52,655	5,215,478

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Boston Beer Co., Inc. , Class A	1,286	$322,362
	Brown-Forman Corp. (BF/A US), Class A	11,275	375,683
#	Brown-Forman Corp. (BFB US), Class B	47,065	1,553,616
	Calavo Growers, Inc.	6,792	155,469
	Campbell's Co.	16,386	635,285
	Casey's General Stores, Inc.	15,950	6,727,231
#*	Celsius Holdings, Inc.	30,826	770,033
*	Central Garden & Pet Co. (CENTA US), Class A	5,374	167,615
*	Chefs' Warehouse, Inc.	18,055	972,442
	Church & Dwight Co., Inc.	44,430	4,688,254
	Clorox Co.	17,821	2,827,836
	Coca-Cola Co.	581,190	36,893,941
	Coca-Cola Consolidated, Inc.	3,216	4,398,266
*	Coffee Holding Co., Inc.	3,144	12,419
	Colgate-Palmolive Co.	96,383	8,356,406
	Constellation Brands, Inc., Class A	38,406	6,943,805
	Costco Wholesale Corp.	73,625	72,143,665
*	Coty, Inc., Class A	407,317	2,985,634
	Dollar General Corp.	42,649	3,030,638
*	Dollar Tree, Inc.	61,091	4,481,025
	Edgewell Personal Care Co.	22,532	750,316
#*	elf Beauty, Inc.	17,014	1,699,869
	Energizer Holdings, Inc.	17,106	581,433
	Estee Lauder Cos., Inc., Class A	34,719	2,896,606
*	FitLife Brands, Inc.	327	10,045
	Flowers Foods, Inc.	42,641	833,631
*»	Fresh Market, Inc.	1,517	0
*	Freshpet, Inc.	9,819	1,570,549
	General Mills, Inc.	134,567	8,092,859
*	Grocery Outlet Holding Corp.	41,183	666,753
*	Hain Celestial Group, Inc.	40,275	203,791
*	Herbalife Ltd.	38,654	211,051
*	Honest Co., Inc.	25,253	161,872
	Ingles Markets, Inc., Class A	6,895	456,587
	Interparfums, Inc.	12,834	1,809,851
	J&J Snack Foods Corp.	100	13,723
	J.M. Smucker Co.	29,731	3,177,947
		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B Sanfilippo & Son, Inc.	3,357	$242,845
	Kellanova	49,302	4,029,452
	Kenvue, Inc.	544,394	11,590,148
	Keurig Dr. Pepper, Inc.	240,466	7,718,959
	Kraft Heinz Co.	216,057	6,447,141
	Kroger Co.	234,479	14,453,286
	Lamb Weston Holdings, Inc.	3,978	238,441
	Lancaster Colony Corp.	5,954	1,004,678
	Lifevantage Corp.	2,374	50,234
*	Lifeway Foods, Inc.	1,321	30,436
	Limoneira Co.	5,200	119,912
*	Mama's Creations, Inc.	2,572	19,804
	McCormick & Co., Inc. (MKC US)	57,683	4,454,858
	McCormick & Co., Inc. (MKC/V US)	400	30,812
*	Mission Produce, Inc.	8,172	97,165
	Molson Coors Beverage Co., Class B	2,000	109,500
*	Monster Beverage Corp.	207,048	10,085,308
	National Beverage Corp.	18,821	791,423
*	Natural Alternatives International, Inc.	1,014	4,309
	Natural Grocers by Vitamin Cottage, Inc.	6,703	291,849
	Natural Health Trends Corp.	187	937
*	Nature's Sunshine Products, Inc.	6,479	90,123
	Nu Skin Enterprises, Inc., Class A	27,073	177,328
	Oil-Dri Corp. of America	2,366	99,419
	PepsiCo, Inc.	121,503	18,309,287
	PriceSmart, Inc.	12,402	1,128,210
	Procter & Gamble Co.	245,442	40,740,918
*	Simply Good Foods Co.	30,690	1,166,220
	SpartanNash Co.	16,618	302,946
	Spectrum Brands Holdings, Inc.	16,302	1,378,497
*	Sprouts Farmers Market, Inc.	58,387	9,244,998
	Sysco Corp.	114,179	8,325,933
	Target Corp.	104,932	14,471,172
	Tootsie Roll Industries, Inc.	8,311	258,140
*	U.S. Foods Holding Corp.	77,884	5,524,312

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	35,839	$1,065,852
	United-Guardian, Inc.	1,797	20,630
*	USANA Health Sciences, Inc.	10,221	332,898
	Village Super Market, Inc., Class A	2,601	88,720
*	Vita Coco Co., Inc.	6,223	232,989
*	Vital Farms, Inc.	17,300	759,037
#	Walgreens Boots Alliance, Inc.	215,339	2,213,685
	Walmart, Inc.	647,530	63,561,545
	Weis Markets, Inc.	13,792	931,787
	WK Kellogg Co.	9,419	156,261
TOTAL CONSUMER STAPLES			427,322,130
ENERGY — (1.6%)
	Adams Resources & Energy, Inc.	101	3,833
	Archrock, Inc.	169,989	4,774,991
#	Atlas Energy Solutions, Inc.	7,496	172,108
	Baker Hughes Co.	294,758	13,611,924
*	Bristow Group, Inc.	11,880	396,436
	Cactus, Inc., Class A	22,615	1,350,342
#*	Centrus Energy Corp., Class A	6,752	555,690
	ChampionX Corp.	86,096	2,465,789
	Cheniere Energy, Inc.	17,531	3,920,808
*	Clean Energy Fuels Corp.	43,049	142,492
	Core Laboratories, Inc.	22,033	373,900
	Delek U.S. Holdings, Inc.	36,564	653,033
*	DMC Global, Inc.	20,221	164,599
	Excelerate Energy, Inc., Class A	4,350	129,935
*	Expro Group Holdings NV	61,978	782,782
*	Forum Energy Technologies, Inc.	10,231	185,386
*	Geospace Technologies Corp.	3,600	32,724
*	Gulf Island Fabrication, Inc.	8,500	60,945
	Halliburton Co.	288,257	7,500,447
*	Helix Energy Solutions Group, Inc.	125,835	1,009,197
	HF Sinclair Corp.	23,518	848,529
*	Innovex International, Inc.	26,323	410,112
	Kodiak Gas Services, Inc.	9,147	427,897
*	Mammoth Energy Services, Inc.	2,903	8,680
		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	67,835	$9,884,238
*	Natural Gas Services Group, Inc.	14,200	371,614
*	NCS Multistage Holdings, Inc.	500	14,405
	NOV, Inc.	233,126	3,368,671
*	NPK International, Inc.	88,168	610,123
*	Oceaneering International, Inc.	78,931	1,961,435
*	Oil States International, Inc.	58,080	295,046
	ONEOK, Inc.	53,626	5,210,838
	Phillips 66	79,114	9,325,167
*	ProFrac Holding Corp., Class A	8,893	64,652
*	ProPetro Holding Corp.	63,186	561,092
*	REX American Resources Corp.	12,978	541,442
#	RPC, Inc.	102,281	626,983
	Schlumberger NV	328,618	13,236,733
	Select Water Solutions, Inc.	63,663	795,788
	Solaris Energy Infrastructure, Inc.	15,130	412,898
*	Stabilis Solutions, Inc.	1,422	10,807
	TechnipFMC PLC	273,545	8,220,027
*	TETRA Technologies, Inc.	73,498	305,017
#	Texas Pacific Land Corp.	7,586	9,840,332
#*	Transocean Ltd.	221,135	866,849
	Valero Energy Corp.	109,758	14,597,814
	Weatherford International PLC	42,339	2,665,240
	World Kinect Corp.	40,909	1,156,497
TOTAL ENERGY			124,926,287
FINANCIALS — (18.1%)
	1st Source Corp.	11,484	720,276
	Acadian Asset Management, Inc.	13,581	338,439
	ACNB Corp.	674	27,701
	Affiliated Managers Group, Inc.	19,859	3,732,300
*	Affinity Bancshares, Inc.	498	9,088
*	Affirm Holdings, Inc.	66,852	4,082,652
	Aflac, Inc.	130,944	14,060,767
	Alerus Financial Corp.	750	15,855
	Allstate Corp.	51,812	9,965,002
	Ally Financial, Inc.	141,864	5,528,440
	Amalgamated Financial Corp.	17,195	600,793
*	Ambac Financial Group, Inc.	31,288	363,879

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Amerant Bancorp, Inc.	17,767	$412,194
	American Coastal Insurance Corp.	1,774	21,625
	American Express Co.	120,384	38,215,901
	American Financial Group, Inc.	37,198	5,079,759
	American International Group, Inc.	189,889	13,987,224
	Ameriprise Financial, Inc.	31,775	17,265,264
	Ameris Bancorp	26,452	1,736,574
	AMERISAFE, Inc.	8,964	448,379
	AmeriServ Financial, Inc.	3,000	8,130
	Ames National Corp.	1,387	25,146
	Aon PLC, Class A	24,485	9,079,528
#	Apollo Global Management, Inc.	86,859	14,851,152
	Arch Capital Group Ltd.	109,663	10,206,335
	ARES Management Corp., Class A	19,661	3,897,203
	Arrow Financial Corp.	6,059	161,230
	Arthur J Gallagher & Co.	14,220	4,291,880
	Artisan Partners Asset Management, Inc., Class A	26,761	1,195,949
	Associated Banc-Corp.	19,806	497,923
	Associated Capital Group, Inc., Class A	670	24,502
	Assurant, Inc.	18,171	3,910,217
	Assured Guaranty Ltd.	36,145	3,419,317
#	Atlantic Union Bankshares Corp.	42,266	1,596,387
*	Atlanticus Holdings Corp.	6,885	409,451
	Axis Capital Holdings Ltd.	54,623	4,971,785
*	Axos Financial, Inc.	26,620	1,861,537
#	B Riley Financial, Inc.	9,799	45,124
*	Baldwin Insurance Group, Inc.	8,637	353,685
	BancFirst Corp.	11,358	1,352,511
*	Bancorp, Inc.	32,595	1,990,251
	Bank First Corp.	192	19,427
	Bank of America Corp.	593,476	27,477,939
	Bank of Hawaii Corp.	14,004	1,043,438
	Bank of Marin Bancorp	4,276	108,055
	Bank of New York Mellon Corp.	111,951	9,619,949
	Bank of NT Butterfield & Son Ltd.	20,102	737,542
	Bank OZK	42,265	2,146,639
	Bank7 Corp.	640	27,494
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	1,550	$20,894
	BankUnited, Inc.	20,716	851,635
	Bankwell Financial Group, Inc.	459	14,312
	Banner Corp.	26,810	1,894,663
	Bar Harbor Bankshares	5,537	175,412
	BCB Bancorp, Inc.	10,900	118,047
	Berkshire Hills Bancorp, Inc.	13,261	390,006
	BGC Group, Inc., Class A	122,947	1,172,914
	Blackrock, Inc.	15,683	16,867,066
	Blackstone, Inc.	73,635	13,041,495
*	Block, Inc.	106,104	9,636,365
*	BM Technologies, Inc.	3,206	16,030
	BOK Financial Corp.	21,201	2,341,014
	Bread Financial Holdings, Inc.	21,048	1,332,970
	Bridge Investment Group Holdings, Inc., Class A	2,254	18,055
*	Bridgewater Bancshares, Inc.	6,348	89,634
*	Brighthouse Financial, Inc.	38,015	2,345,906
*	Broadway Financial Corp.	132	1,018
	Brookline Bancorp, Inc.	50,753	620,709
	Brown & Brown, Inc.	37,996	3,976,661
	Business First Bancshares, Inc.	3,343	90,228
	Byline Bancorp, Inc.	14,567	427,396
	Cadence Bank	70,230	2,472,096
*	California BanCorp	1,248	20,717
	Camden National Corp.	5,650	256,284
	Capital Bancorp, Inc.	666	20,659
	Capital City Bank Group, Inc.	7,273	268,301
	Capital One Financial Corp.	62,410	12,713,541
	Capitol Federal Financial, Inc.	57,511	342,190
#	Carlyle Group, Inc.	90,941	5,107,247
*	Carter Bankshares, Inc.	561	9,885
	Cass Information Systems, Inc.	3,680	151,579
	Cathay General Bancorp	30,675	1,456,756
	CB Financial Services, Inc.	318	9,476
	Cboe Global Markets, Inc.	20,210	4,129,509

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	1,800	$53,802
	CF Bankshares, Inc.	1,038	25,369
	Charles Schwab Corp.	176,457	14,596,523
	Chubb Ltd.	66,669	18,125,968
	Cincinnati Financial Corp.	31,705	4,345,170
	Citigroup, Inc.	140,902	11,473,650
	Citizens & Northern Corp.	11,409	243,354
	Citizens Community Bancorp, Inc.	4,179	66,195
	Citizens Financial Group, Inc.	107,987	5,136,942
#*	Citizens, Inc.	4,745	23,393
#	City Holding Co.	6,590	778,477
	Civista Bancshares, Inc.	800	17,648
	CME Group, Inc.	27,464	6,495,785
	CNB Financial Corp.	9,908	250,672
	CNO Financial Group, Inc.	23,265	929,204
*	Coastal Financial Corp.	3,619	322,742
	Cohen & Steers, Inc.	16,268	1,441,833
*	Coinbase Global, Inc., Class A	23,237	6,769,635
*	Columbia Financial, Inc.	40,314	596,244
	Comerica, Inc.	528	35,545
	Commerce Bancshares, Inc.	44,348	2,962,446
	Community Financial System, Inc.	15,527	1,017,484
	Community Trust Bancorp, Inc.	9,403	503,155
	Community West Bancshares	1,166	22,725
	ConnectOne Bancorp, Inc.	14,523	368,013
*	Consumer Portfolio Services, Inc.	2,632	31,216
	Corebridge Financial, Inc.	246,675	8,327,748
	Crawford & Co. (CRD/A US), Class A	2,485	29,845
	Crawford & Co. (CRD/B US), Class B	33,605	394,859
*	Credit Acceptance Corp.	4,908	2,492,135
*	CrossFirst Bankshares, Inc.	23,512	381,835
	Cullen/Frost Bankers, Inc.	17,570	2,449,258
		Shares	Value†
FINANCIALS — (Continued)
*	Customers Bancorp, Inc.	15,155	$863,532
	CVB Financial Corp.	38,027	792,483
	Diamond Hill Investment Group, Inc.	1,753	263,020
	Dime Community Bancshares, Inc.	18,509	578,036
	Discover Financial Services	92,239	18,548,341
	Donegal Group, Inc. (DGICA US), Class A	18,392	272,753
*	Donnelley Financial Solutions, Inc.	14,696	975,374
	Eagle Bancorp, Inc.	18,307	479,826
	East West Bancorp, Inc.	37,101	3,820,290
	Eastern Bankshares, Inc.	44,552	817,975
*	eHealth, Inc.	11,013	109,469
	Employers Holdings, Inc.	19,411	954,245
	Enact Holdings, Inc.	7,312	246,999
*	Encore Capital Group, Inc.	14,337	709,681
*	Enova International, Inc.	17,291	1,942,125
*	Enstar Group Ltd.	8,226	2,689,820
	Enterprise Bancorp, Inc.	5,281	223,545
	Enterprise Financial Services Corp.	14,481	866,543
	Equitable Holdings, Inc.	156,605	8,522,444
	Equity Bancshares, Inc., Class A	7,700	335,720
	Erie Indemnity Co., Class A	13,048	5,257,692
	Esquire Financial Holdings, Inc.	3,182	284,375
	ESSA Bancorp, Inc.	1,868	39,060
	Essent Group Ltd.	54,202	3,157,266
*	Euronet Worldwide, Inc.	7,353	724,270
	Evercore, Inc., Class A	21,051	6,131,525
	Everest Group Ltd.	20,770	7,217,783
	EVERTEC, Inc.	2,230	72,408
*	EZCORP, Inc., Class A	22,641	271,918
	F&G Annuities & Life, Inc.	14,226	653,116
	FactSet Research Systems, Inc.	8,980	4,260,202
	Farmers National Banc Corp.	1,526	20,998

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value†
FINANCIALS — (Continued)
FB Financial Corp.	23,306	$1,230,790
Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	1,033,598
Federated Hermes, Inc.	40,234	1,600,106
Fidelis Insurance Holdings Ltd.	2,916	48,114
Fidelity National Financial, Inc.	208,813	12,146,652
Fidelity National Information Services, Inc.	86,914	7,080,884
Fifth Third Bancorp	66,107	2,929,201
Financial Institutions, Inc.	3,311	87,311
Finward Bancorp	414	11,000
First American Financial Corp.	58,614	3,705,577
First BanCorp	89,317	1,854,221
First Bancorp, Inc.	623	16,098
First Bancorp/Southern Pines NC	20,132	888,425
First Bancshares, Inc.	12,504	479,528
First Bank	14,059	213,837
First Busey Corp.	21,621	524,958
First Business Financial Services, Inc.	1,369	70,723
First Capital, Inc.	400	12,640
First Citizens BancShares, Inc., Class A	4,120	9,083,323
First Commonwealth Financial Corp.	50,241	838,020
First Community Bankshares, Inc.	6,768	293,528
First Community Corp.	1,506	39,051
First Financial Bancorp	54,503	1,527,174
First Financial Bankshares, Inc.	28,966	1,079,273
First Financial Corp.	4,517	217,674
First Financial Northwest, Inc.	1,300	27,482
First Foundation, Inc.	25,586	131,768
First Hawaiian, Inc.	47,843	1,321,424
First Internet Bancorp	909	29,606
First Interstate BancSystem, Inc., Class A	28,395	935,615
First Merchants Corp.	21,791	968,392
First Mid Bancshares, Inc.	9,963	377,897
First of Long Island Corp.	9,844	127,972
		Shares	Value†
FINANCIALS — (Continued)
	First Savings Financial Group, Inc.	714	$17,679
	First U.S. Bancshares, Inc.	626	7,700
	First United Corp.	402	13,097
*	First Western Financial, Inc.	900	18,990
	FirstCash Holdings, Inc.	16,757	1,829,027
*	Fiserv, Inc.	53,932	11,651,469
	Five Star Bancorp	1,408	42,817
#	Flagstar Financial, Inc.	9,925	117,413
	Flushing Financial Corp.	12,042	167,986
	FNB Corp.	162,754	2,553,610
	Franklin Financial Services Corp.	387	13,386
#	Franklin Resources, Inc.	123,492	2,746,462
	FS Bancorp, Inc.	1,212	49,013
	Fulton Financial Corp.	69,584	1,415,339
	GCM Grosvenor, Inc., Class A	2,700	36,504
*	Genworth Financial, Inc.	310,878	2,247,648
	German American Bancorp, Inc.	17,033	703,974
	Glacier Bancorp, Inc.	30,105	1,495,315
	Glen Burnie Bancorp	192	943
	Global Payments, Inc.	27,512	3,104,729
	Globe Life, Inc.	33,828	4,130,061
	Goldman Sachs Group, Inc.	39,495	25,292,598
	Goosehead Insurance, Inc., Class A	2,796	299,647
	Great Southern Bancorp, Inc.	5,348	314,409
*	Green Dot Corp., Class A	28,239	250,480
	Greene County Bancorp, Inc.	6,632	175,748
*	Greenlight Capital Re Ltd., Class A	23,678	319,653
*	Hagerty, Inc., Class A	948	9,186
	Hamilton Lane, Inc., Class A	11,843	1,885,169
	Hancock Whitney Corp.	3,435	205,207
	Hanmi Financial Corp.	11,684	280,650
	Hanover Insurance Group, Inc.	19,433	2,974,998
	HarborOne Bancorp, Inc.	17,022	185,029
	Hartford Financial Services Group, Inc.	150,635	16,803,334
	Hawthorn Bancshares, Inc.	713	23,315

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HBT Financial, Inc.	898	$21,839
#	HCI Group, Inc.	4,324	527,225
	Heartland Financial USA, Inc.	20,673	1,336,923
	Hennessy Advisors, Inc.	1,267	15,584
	Heritage Commerce Corp.	21,289	206,290
	Heritage Financial Corp.	11,021	283,240
*	Heritage Insurance Holdings, Inc.	7,320	80,593
	Hilltop Holdings, Inc.	10,662	321,779
	Hingham Institution For Savings	585	149,321
*	Hippo Holdings, Inc.	2,820	78,960
	Home Bancorp, Inc.	898	45,080
	Home BancShares, Inc.	64,598	1,950,214
	Home Federal Bancorp, Inc. of Louisiana	12	153
*	HomeStreet, Inc.	7,899	79,543
	HomeTrust Bancshares, Inc.	3,167	116,451
	Hope Bancorp, Inc.	39,008	454,833
	Horace Mann Educators Corp.	22,657	875,240
	Horizon Bancorp, Inc.	18,244	306,317
	Houlihan Lokey, Inc.	17,924	3,257,149
	Huntington Bancshares, Inc.	3	52
	IF Bancorp, Inc.	1,300	30,160
	Independent Bank Corp. (IBCP US)	6,401	232,996
	Independent Bank Corp. (INDB US)	11,297	758,707
	Interactive Brokers Group, Inc., Class A	8,838	1,921,735
	Intercontinental Exchange, Inc.	31,977	5,110,884
	International Bancshares Corp.	24,598	1,620,762
*	International Money Express, Inc.	3,270	61,836
	Invesco Ltd.	184,584	3,549,550
	Investors Title Co.	494	111,323
	Jack Henry & Associates, Inc.	1,780	309,880
	Jackson Financial, Inc., Class A	38,934	3,669,140
	James River Group Holdings Ltd.	21,155	101,121
	Janus Henderson Group PLC	84,862	3,812,850
	Jefferies Financial Group, Inc.	56,976	4,380,885
		Shares	Value†
FINANCIALS — (Continued)
	JPMorgan Chase & Co.	482,178	$128,886,179
	Kearny Financial Corp.	26,285	181,366
	Kemper Corp.	30,748	2,065,651
	KeyCorp	230,451	4,143,509
*	Kingstone Cos., Inc.	9,273	157,548
*	Kingsway Financial Services, Inc.	1,712	13,867
	Kinsale Capital Group, Inc.	5,810	2,567,671
	KKR & Co., Inc.	62,853	10,500,851
	Lake Shore Bancorp, Inc.	663	10,369
	Lakeland Financial Corp.	10,336	703,261
	Landmark Bancorp, Inc.	579	13,682
	Lazard, Inc.	30,581	1,662,689
*	LendingClub Corp.	52,453	707,591
	Lincoln National Corp.	92,824	3,263,692
	Live Oak Bancshares, Inc.	16,544	587,147
	LPL Financial Holdings, Inc.	34,003	12,475,361
	M&T Bank Corp.	23,493	4,727,731
	Magyar Bancorp, Inc.	1,343	19,259
	MainStreet Bancshares, Inc.	515	8,554
*	Markel Group, Inc.	2,439	4,460,394
	MarketAxess Holdings, Inc.	6,426	1,417,768
	Marsh & McLennan Cos., Inc.	44,447	9,639,665
	Mastercard, Inc., Class A	125,721	69,829,215
	Mercantile Bank Corp.	6,280	306,527
	Merchants Bancorp	19,746	827,950
	Mercury General Corp.	27,263	1,358,788
	Meridian Corp.	2,100	35,112
	MetLife, Inc.	256,792	22,215,076
	Metrocity Bankshares, Inc.	1,072	33,082
*	Metropolitan Bank Holding Corp.	2,400	153,912
	MGIC Investment Corp.	163,819	4,183,937
	Mid Penn Bancorp, Inc.	12,010	361,741
	Middlefield Banc Corp.	25	648
	Midland States Bancorp, Inc.	8,032	154,696
	MidWestOne Financial Group, Inc.	5,831	184,435
	Moelis & Co., Class A	11,049	865,026
*	Moneylion, Inc.	1,843	160,304

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Moody's Corp.	25,596	$12,783,666
	Morgan Stanley	195,438	27,054,482
	Morningstar, Inc.	12,452	4,092,225
*	Mr. Cooper Group, Inc.	33,693	3,497,670
	MSCI, Inc.	15,147	9,039,275
	MVB Financial Corp.	8,282	161,582
	Nasdaq, Inc.	56,069	4,616,721
	National Bank Holdings Corp., Class A	17,216	742,526
	National Bankshares, Inc.	507	14,901
	Navient Corp.	97,570	1,333,782
	NBT Bancorp, Inc.	16,404	781,323
*	NCR Atleos Corp.	33,343	1,062,308
	Nelnet, Inc., Class A	13,445	1,481,236
*	NerdWallet, Inc., Class A	15,141	216,213
*	NI Holdings, Inc.	2,397	36,195
	Nicolet Bankshares, Inc.	5,267	590,589
*	NMI Holdings, Inc.	44,940	1,735,583
	Northeast Bank	1,100	111,320
	Northeast Community Bancorp, Inc.	1,191	29,537
	Northern Trust Corp.	60,034	6,741,218
	Northfield Bancorp, Inc.	15,762	183,943
	Northwest Bancshares, Inc.	71,981	950,869
	Norwood Financial Corp.	600	15,972
	OceanFirst Financial Corp.	38,089	684,078
	OFG Bancorp	21,592	922,194
	Ohio Valley Banc Corp.	243	5,796
*	Old Market Capital Corp.	2,510	16,265
	Old National Bancorp	123,556	2,946,811
	Old Point Financial Corp.	614	14,982
	Old Republic International Corp.	160,655	5,876,760
	Old Second Bancorp, Inc.	14,321	269,092
#	OneMain Holdings, Inc.	62,968	3,497,243
*	Onity Group, Inc.	3,051	110,202
	OP Bancorp	965	12,815
*	Open Lending Corp.	33,122	200,388
	Oppenheimer Holdings, Inc., Class A	4,778	328,822
	OppFi, Inc.	2,742	37,593
*	OptimumBank Holdings, Inc.	2,226	10,151
		Shares	Value†
FINANCIALS — (Continued)
	Orange County Bancorp, Inc.	492	$12,728
	Origin Bancorp, Inc.	7,350	278,712
	Orrstown Financial Services, Inc.	2	73
*	Oscar Health, Inc., Class A	78,768	1,307,549
	Pacific Premier Bancorp, Inc.	53,630	1,389,017
*	Palomar Holdings, Inc.	13,413	1,446,860
	Park National Corp.	6,534	1,108,885
	Parke Bancorp, Inc.	2,561	51,835
	Pathfinder Bancorp, Inc.	900	14,985
	Pathward Financial, Inc.	14,406	1,148,590
*	PayPal Holdings, Inc.	181,739	16,098,441
*	Paysafe Ltd.	16,920	328,248
*	Paysign, Inc.	3,895	10,361
	Peapack-Gladstone Financial Corp.	9,037	286,021
	PennyMac Financial Services, Inc.	24,181	2,531,509
	Peoples Bancorp of North Carolina, Inc.	1,287	36,667
	Peoples Bancorp, Inc.	16,386	535,003
	Pinnacle Financial Partners, Inc.	21,604	2,695,531
*	Pioneer Bancorp, Inc.	1,058	12,252
	Piper Sandler Cos.	7,407	2,349,056
	PJT Partners, Inc., Class A	4,492	741,045
	PNC Financial Services Group, Inc.	25,843	5,193,151
*	Ponce Financial Group, Inc.	1,223	16,229
	Popular, Inc.	30,665	3,156,655
*	PRA Group, Inc.	19,251	425,640
	Preferred Bank	6,166	563,326
	Premier Financial Corp.	24,956	694,525
	Primerica, Inc.	19,688	5,712,867
	Primis Financial Corp.	3,200	35,488
	Principal Financial Group, Inc.	89,290	7,361,960
*	Priority Technology Holdings, Inc.	2,039	19,370
*	ProAssurance Corp.	30,967	463,266
	PROG Holdings, Inc.	43,250	1,848,937
	Progressive Corp.	83,273	20,521,798
	Prosperity Bancshares, Inc.	28,659	2,292,720
*	Provident Bancorp, Inc.	1,077	12,612
	Provident Financial Holdings, Inc.	415	6,657

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Services, Inc.	37,279	$692,271
	Prudential Financial, Inc.	157,602	19,032,018
	QCR Holdings, Inc.	7,184	558,628
	Radian Group, Inc.	77,752	2,645,123
	Raymond James Financial, Inc.	48,246	8,128,486
	RBB Bancorp	574	10,797
	Red River Bancshares, Inc.	148	8,258
	Regions Financial Corp.	96,306	2,372,980
	Reinsurance Group of America, Inc.	29,244	6,663,538
	RenaissanceRe Holdings Ltd.	22,894	5,324,687
#	Renasant Corp.	33,979	1,321,104
*	Repay Holdings Corp.	17,929	133,930
	Republic Bancorp, Inc., Class A	2,649	173,377
*	Rhinebeck Bancorp, Inc.	919	9,208
	Richmond Mutual BanCorp, Inc.	1,351	19,481
	RLI Corp.	42,418	3,111,360
*	Robinhood Markets, Inc., Class A	254,180	13,204,651
*	Rocket Cos., Inc., Class A	10,424	131,342
	S&P Global, Inc.	29,014	15,128,190
	S&T Bancorp, Inc.	17,418	686,966
	Safety Insurance Group, Inc.	8,970	708,720
	Sandy Spring Bancorp, Inc.	21,158	715,775
	SB Financial Group, Inc.	1,702	38,074
	Seacoast Banking Corp. of Florida	18,946	539,014
*	Security National Financial Corp., Class A	1,151	14,238
	SEI Investments Co.	52,186	4,518,264
	Selective Insurance Group, Inc.	26,664	2,243,242
	ServisFirst Bancshares, Inc.	16,346	1,482,092
	Shore Bancshares, Inc.	835	13,652
	Sierra Bancorp	1,779	53,619
	Silvercrest Asset Management Group, Inc., Class A	953	17,630
	Simmons First National Corp., Class A	58,474	1,328,529
*	SiriusPoint Ltd.	104,416	1,520,297
		Shares	Value†
FINANCIALS — (Continued)
*	Skyward Specialty Insurance Group, Inc.	4,024	$178,183
	SLM Corp.	150,849	4,210,196
	SmartFinancial, Inc.	2,470	87,092
*	SoFi Technologies, Inc.	198,233	3,128,117
	Sound Financial Bancorp, Inc.	200	10,572
	South Plains Financial, Inc.	1,718	61,728
	Southern Missouri Bancorp, Inc.	1,543	91,315
	Southern States Bancshares, Inc.	349	11,475
	Southside Bancshares, Inc.	9,309	292,582
	SouthState Corp.	48,172	5,086,481
	State Street Corp.	45,941	4,668,524
	Stellar Bancorp, Inc.	6,481	184,060
	Stewart Information Services Corp.	15,934	1,038,737
	Stifel Financial Corp.	32,104	3,719,248
	Stock Yards Bancorp, Inc.	11,908	877,739
*	StoneX Group, Inc.	11,511	1,260,685
	Summit State Bank	922	6,786
*	SWK Holdings Corp.	691	11,229
	Synchrony Financial	157,018	10,831,102
	Synovus Financial Corp.	903	50,947
	T. Rowe Price Group, Inc.	42,877	5,013,179
	Territorial Bancorp, Inc.	1,787	16,137
*	Texas Capital Bancshares, Inc.	19,486	1,538,420
	TFS Financial Corp.	45,825	628,719
*	Third Coast Bancshares, Inc.	659	23,757
	Timberland Bancorp, Inc.	618	18,552
	Tiptree, Inc.	18,783	376,411
#*	Toast, Inc., Class A	90,914	3,720,201
	Tompkins Financial Corp.	6,386	447,467
	Towne Bank	31,019	1,109,550
	Tradeweb Markets, Inc., Class A	5,958	756,070
	Travelers Cos., Inc.	100,687	24,686,439
	TriCo Bancshares	13,353	585,796
*	Triumph Financial, Inc.	9,377	722,592
	Truist Financial Corp.	9,614	457,819
*	Trupanion, Inc.	5,760	273,254
	TrustCo Bank Corp.	13,325	428,532
	Trustmark Corp.	41,190	1,544,625
	U.S. Bancorp	105,931	5,061,383

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	U.S. Global Investors, Inc., Class A	4,086	$10,052
	UMB Financial Corp.	19,051	2,246,113
	Union Bankshares, Inc.	304	9,698
	United Bancorp, Inc.	1,200	15,012
	United Bancshares, Inc.	300	8,700
	United Bankshares, Inc.	105,371	4,056,783
	United Community Banks, Inc.	30,345	1,006,544
	United Fire Group, Inc.	14,283	354,361
	United Security Bancshares	442	4,230
	Universal Insurance Holdings, Inc.	17,456	337,599
	Univest Financial Corp.	13,273	403,366
	Unum Group	90,874	6,929,142
	USCB Financial Holdings, Inc.	723	13,723
	UWM Holdings Corp.	15,262	92,030
	Valley National Bancorp	134,843	1,386,186
*	Velocity Financial, Inc.	574	10,642
	Veritex Holdings, Inc.	14,836	397,605
	Victory Capital Holdings, Inc., Class A	26,320	1,741,858
	Virginia National Bankshares Corp.	51	1,859
	Virtu Financial, Inc., Class A	37,844	1,516,031
	Virtus Investment Partners, Inc.	3,973	792,613
	Visa, Inc., Class A	235,534	80,505,521
	Voya Financial, Inc.	47,539	3,374,794
	W.R. Berkley Corp.	149,127	8,773,141
	WaFd, Inc.	29,762	883,336
	Walker & Dunlop, Inc.	17,921	1,721,670
	Washington Trust Bancorp, Inc.	7,092	232,405
	Waterstone Financial, Inc.	8,901	122,300
	Webster Financial Corp.	55,147	3,322,055
	Wells Fargo & Co.	250,927	19,773,048
	WesBanco, Inc.	41,497	1,454,055
	West BanCorp, Inc.	2,186	47,939
	Westamerica BanCorp	13,545	701,089
	Western Alliance Bancorp	29,295	2,574,152
	Western New England Bancorp, Inc.	2,300	21,666
	Western Union Co.	127,851	1,319,422
		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	1,000	$15,390
*	WEX, Inc.	16,311	2,999,430
	White Mountains Insurance Group Ltd.	1,380	2,666,795
	William Penn Bancorp	3,918	49,406
	Willis Towers Watson PLC	23,165	7,634,373
	Wintrust Financial Corp.	25,082	3,280,976
	WisdomTree, Inc.	84,822	830,407
*	World Acceptance Corp.	3,007	424,468
	WSFS Financial Corp.	24,165	1,353,240
	WVS Financial Corp.	100	1,252
	Zions Bancorp NA	36,486	2,111,080
TOTAL FINANCIALS			1,440,339,224
HEALTH CARE — (11.1%)
	Abbott Laboratories	97,794	12,510,786
	AbbVie, Inc.	269,102	49,487,858
††	Abiomed, Inc.	5,835	91,084
*	Acadia Healthcare Co., Inc.	21,226	957,505
*	Accolade, Inc.	39,895	274,877
*	AdaptHealth Corp.	26,252	284,047
*	Adaptive Biotechnologies Corp.	27,431	212,590
*	Addus HomeCare Corp.	4,635	580,117
	Agilent Technologies, Inc.	57,438	8,703,006
††	Albireo Pharma, Inc.	3,349	19,458
*	Align Technology, Inc.	22,916	5,021,125
*	Alnylam Pharmaceuticals, Inc.	10,370	2,813,485
*	Amedisys, Inc.	2,407	222,647
*	American Shared Hospital Services	603	1,857
	Amgen, Inc.	87,500	24,974,250
*	AMN Healthcare Services, Inc.	21,352	587,607
*	AngioDynamics, Inc.	23,477	267,873
*	ANI Pharmaceuticals, Inc.	589	34,539
*	Anika Therapeutics, Inc.	5,680	96,901
*	Arcus Biosciences, Inc.	27,031	348,700
*	Artivion, Inc.	2,300	71,208
*	Astrana Health, Inc.	12,543	462,460
*	AtriCure, Inc.	18,588	741,104
*	aTyr Pharma, Inc.	10,439	40,295
*	Avanos Medical, Inc.	12,200	210,084

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Avantor, Inc.	233,272	$5,197,300
*	Axogen, Inc.	9,935	180,916
*	Azenta, Inc.	20,643	1,115,754
	Becton Dickinson & Co.	21,956	5,436,306
*	Biogen, Inc.	27,716	3,989,164
*	BioLife Solutions, Inc.	9,105	248,612
*	BioMarin Pharmaceutical, Inc.	51,143	3,240,420
*	Bio-Rad Laboratories, Inc., Class A	6,766	2,441,714
*	Biote Corp., Class A	13,313	67,763
	Bio-Techne Corp.	47,196	3,471,266
*	Black Diamond Therapeutics, Inc.	7,404	19,398
*	Boston Scientific Corp.	142,564	14,592,851
	Bristol-Myers Squibb Co.	523,121	30,837,983
*	Brookdale Senior Living, Inc.	46,178	213,804
	Bruker Corp.	65,387	3,802,254
	Cardinal Health, Inc.	68,678	8,492,721
*	CareDx, Inc.	6,855	159,721
*	Castle Biosciences, Inc.	13,600	384,472
	Cencora, Inc.	49,655	12,622,798
*	Centene Corp.	152,289	9,751,065
*	Certara, Inc.	81,975	1,166,504
*	Charles River Laboratories International, Inc.	2,096	345,337
	Chemed Corp.	2,621	1,473,002
††	Chinook Therapeutics, Inc.	11,306	14,133
*	ChromaDex Corp.	3,862	21,743
	Cigna Group	68,560	20,171,038
*	Cocrystal Pharma, Inc.	419	851
*	Community Health Systems, Inc.	6,196	19,827
#	Concentra Group Holdings Parent, Inc.	13,614	317,342
	CONMED Corp.	8,123	583,069
*	Cooper Cos., Inc.	26,109	2,520,824
*	CorVel Corp.	22,389	2,593,766
#*	CRISPR Therapeutics AG	14,900	619,691
*	Cross Country Healthcare, Inc.	23,224	423,141
*	CryoPort, Inc.	19,005	143,298
	CVS Health Corp.	172,198	9,725,743
*	Cytek Biosciences, Inc.	16,473	84,836
	Danaher Corp.	60,900	13,564,866
*	DaVita, Inc.	23,310	4,107,222
*	Definitive Healthcare Corp.	38,735	188,252
	Dentsply Sirona, Inc.	62,467	1,234,348
		Shares	Value†
HEALTH CARE — (Continued)
*	Design Therapeutics, Inc.	2,193	$10,636
*	Dexcom, Inc.	44,072	3,826,772
*	Doximity, Inc., Class A	62,922	3,718,690
*	Dynavax Technologies Corp.	31,261	407,956
*	Edwards Lifesciences Corp.	87,027	6,305,106
*	Electromed, Inc.	2,300	79,120
	Elevance Health, Inc.	56,252	22,258,916
	Eli Lilly & Co.	81,771	66,322,823
	Embecta Corp.	22,233	398,638
	Encompass Health Corp.	22,735	2,256,903
*	Enhabit, Inc.	12,300	103,320
*	Enovis Corp.	1,833	86,114
	Ensign Group, Inc.	10,825	1,511,819
*	Envista Holdings Corp.	72,350	1,484,622
*	Evolent Health, Inc., Class A	44,287	462,799
*	Exact Sciences Corp.	54,662	3,063,805
*	Exagen, Inc.	755	3,020
*	FONAR Corp.	776	12,222
*	Fortrea Holdings, Inc.	20,313	341,462
*	Fulgent Genetics, Inc.	15,506	258,020
*	GE HealthCare Technologies, Inc.	111,375	9,834,412
	Gilead Sciences, Inc.	260,829	25,352,579
*	Glaukos Corp.	2,950	461,498
*	GoodRx Holdings, Inc., Class A	47,924	228,597
#*	GRAIL, Inc.	3,414	103,376
*	Haemonetics Corp.	10,490	724,334
*	Harvard Bioscience, Inc.	3,317	5,672
	HCA Healthcare, Inc.	12,611	4,160,495
*	Health Catalyst, Inc.	37,632	211,868
*	HealthEquity, Inc.	28,074	3,099,931
	HealthStream, Inc.	14,850	484,852
*	Henry Schein, Inc.	53,133	4,250,640
#*	Hims & Hers Health, Inc.	40,757	1,519,421
*	Hologic, Inc.	87,163	6,287,939
	Humana, Inc.	20,840	6,110,913
*	ICON PLC	29,233	5,819,706
*	ICU Medical, Inc.	4,652	764,603
*	IDEXX Laboratories, Inc.	19,789	8,351,947
*	Illumina, Inc.	14,639	1,943,181
*	Inari Medical, Inc.	12,155	968,389
*	Incyte Corp.	69,536	5,156,790
*	InfuSystem Holdings, Inc.	2,116	17,118
*	Inogen, Inc.	5,653	66,084
*	Inspire Medical Systems, Inc.	5,491	1,062,508
*	Insulet Corp.	20,147	5,608,522

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integer Holdings Corp.	13,826	$1,966,334
*	Integra LifeSciences Holdings Corp.	18,636	486,400
*	Intuitive Surgical, Inc.	21,266	12,161,600
*	IQVIA Holdings, Inc.	52,408	10,552,875
	iRadimed Corp.	1,652	97,815
*	Jazz Pharmaceuticals PLC	2,550	317,143
	Johnson & Johnson	399,962	60,854,218
*	Joint Corp.	1,721	19,017
*	KalVista Pharmaceuticals, Inc.	12,280	109,415
*	Kewaunee Scientific Corp.	2,477	159,271
	Labcorp Holdings, Inc.	18,021	4,501,646
*	Lantern Pharma, Inc.	2,216	10,969
	LeMaitre Vascular, Inc.	6,941	672,791
*	LENSAR, Inc.	1,319	14,641
*	LifeStance Health Group, Inc.	10,513	83,789
*	Lisata Therapeutics, Inc.	1,157	2,904
*	LivaNova PLC	13,700	684,315
*	Masimo Corp.	12,385	2,157,839
*	MaxCyte, Inc.	20,830	93,943
	McKesson Corp.	22,124	13,158,249
*	Medpace Holdings, Inc.	8,877	3,099,405
	Medtronic PLC	142,929	12,980,812
	Merck & Co., Inc.	288,045	28,464,607
*	Merit Medical Systems, Inc.	18,688	2,034,749
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
	Mesa Laboratories, Inc.	2,118	291,627
*	Mettler-Toledo International, Inc.	3,222	4,396,226
††	Mirati Therapeutics, Inc.	8,088	24,102
*	Moderna, Inc.	78,949	3,112,170
*	ModivCare, Inc.	2,046	8,184
*	Molina Healthcare, Inc.	31,084	9,648,784
*	Myriad Genetics, Inc.	50,735	642,812
*	Natera, Inc.	6,912	1,222,871
	National HealthCare Corp.	2,509	257,599
	National Research Corp.	4,399	73,331
*	NeoGenomics, Inc.	48,904	699,327
*	OmniAb, Inc. (OABI UQ)	72,785	234,368
*	Omnicell, Inc.	10,710	481,843
*	OptimizeRx Corp.	4,481	24,870
		Shares	Value†
HEALTH CARE — (Continued)
*	Option Care Health, Inc.	50,018	$1,546,557
*	OraSure Technologies, Inc.	11,284	45,362
*	Organogenesis Holdings, Inc.	2,059	7,577
	Organon & Co.	57,298	891,557
*	Orthofix Medical, Inc.	120	2,200
*	Owens & Minor, Inc.	39,920	568,461
	Patterson Cos., Inc.	33,627	1,040,756
*††	PDL BioPharma, Inc.	17,391	10,087
*	Pediatrix Medical Group, Inc.	62,303	870,996
*	Pennant Group, Inc.	4,984	131,926
*	Penumbra, Inc.	6,035	1,611,164
*	Performant Healthcare, Inc.	4,894	11,550
	Perrigo Co. PLC	33,259	828,482
*	Personalis, Inc.	10,588	55,269
	Pfizer, Inc.	379,849	10,073,595
#	Premier, Inc., Class A	66,714	1,511,739
*	Privia Health Group, Inc.	5,600	127,960
*	Pro-Dex, Inc.	1,452	55,132
*	Progyny, Inc.	5,729	132,741
*	Prothena Corp. PLC	13,169	187,395
*	Quanterix Corp.	19,606	180,179
	Quest Diagnostics, Inc.	23,219	3,787,019
*	RadNet, Inc.	23,332	1,527,546
*	Regeneron Pharmaceuticals, Inc.	17,366	11,686,971
*	Repligen Corp.	15,222	2,530,049
#	ResMed, Inc.	31,684	7,483,127
	Revvity, Inc.	37,000	4,666,810
*	Rezolute, Inc.	5,021	26,360
*	Rockwell Medical, Inc.	8,562	17,466
	Royalty Pharma PLC, Class A	59,886	1,891,200
*	Sanara Medtech, Inc.	432	15,695
#	Select Medical Holdings Corp.	16,871	331,853
#*	Semler Scientific, Inc.	3,301	171,520
*	Sensus Healthcare, Inc.	2,529	20,826
	SIGA Technologies, Inc.	787	4,706
*	Sight Sciences, Inc.	1,259	3,525
	Simulations Plus, Inc.	4,415	151,523
*	Solventum Corp.	5,592	414,144
*	Sotera Health Co.	27,419	375,914
*	STAAR Surgical Co.	5,882	142,286
	STERIS PLC	8,141	1,796,312
	Stryker Corp.	31,892	12,479,021
*	Surgery Partners, Inc.	8,844	225,434
*	Surmodics, Inc.	598	20,356
*	Talkspace, Inc.	20,792	64,455

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Teladoc Health, Inc.	73,201	$743,722
	Teleflex, Inc.	11,518	2,076,004
*	Tenet Healthcare Corp.	21,815	3,073,515
	Thermo Fisher Scientific, Inc.	33,486	20,016,256
*	Third Harmonic Bio, Inc.	903	4,750
*	TransMedics Group, Inc.	5,673	383,211
*	TruBridge, Inc.	7,089	175,949
*	TScan Therapeutics, Inc.	6,001	15,423
	U.S. Physical Therapy, Inc.	4,407	390,945
	UnitedHealth Group, Inc.	174,757	94,803,925
	Universal Health Services, Inc., Class B	12,216	2,303,449
	Utah Medical Products, Inc.	407	24,921
*	Varex Imaging Corp.	14,775	203,008
*	Veeva Systems, Inc., Class A	31,091	7,252,287
*	Vertex Pharmaceuticals, Inc.	27,718	12,796,846
	Viatris, Inc.	5,952	67,139
*	Waters Corp.	11,045	4,588,977
*	Xencor, Inc.	3,723	68,056
*	Xenon Pharmaceuticals, Inc.	1,930	77,161
	Zimmer Biomet Holdings, Inc.	33,671	3,686,301
*	Zimvie, Inc.	8,156	112,879
	Zoetis, Inc.	22,565	3,856,358
*	Zura Bio Ltd.	1,900	3,572
TOTAL HEALTH CARE			882,361,034
INDUSTRIALS — (12.8%)
*	3D Systems Corp.	52,529	189,104
	3M Co.	22,369	3,404,562
	A.O. Smith Corp.	44,033	2,963,421
	AAON, Inc.	21,741	2,530,218
*	AAR Corp.	12,924	875,730
	ABM Industries, Inc.	38,932	2,077,412
	ACCO Brands Corp.	60,624	318,882
	Acme United Corp.	500	18,125
	Acuity Brands, Inc.	10,503	3,491,092
*	ACV Auctions, Inc., Class A	35,590	753,084
	Advanced Drainage Systems, Inc.	14,676	1,774,475
	AECOM	74,950	7,902,728
*	AeroVironment, Inc.	7,310	1,316,897
		Shares	Value†
INDUSTRIALS — (Continued)
	AGCO Corp.	39,019	$4,074,754
*	Air Industries Group	2,099	9,152
	Air Lease Corp.	78,701	3,635,986
	Alamo Group, Inc.	4,755	882,338
	Albany International Corp., Class A	9,939	802,574
	Alight, Inc., Class A	63,368	434,071
	Allegion PLC	28,545	3,788,778
	Allient, Inc.	4,558	114,907
	Allison Transmission Holdings, Inc.	50,036	5,881,231
*	Alpha Pro Tech Ltd.	1,109	5,933
	Alta Equipment Group, Inc.	6,300	45,990
*	Amentum Holdings, Inc.	46,588	976,950
*	Ameresco, Inc., Class A	6,493	146,937
*	American Superconductor Corp.	9,413	247,280
*	American Woodmark Corp.	4,726	367,966
	AMETEK, Inc.	34,279	6,326,532
*	API Group Corp.	99,820	3,808,133
	Apogee Enterprises, Inc.	8,543	435,864
	Applied Industrial Technologies, Inc.	13,457	3,499,224
	ArcBest Corp.	6,940	663,533
	Arcosa, Inc.	8,448	855,782
	Argan, Inc.	6,356	869,501
	Armstrong World Industries, Inc.	7,643	1,154,169
	Astec Industries, Inc.	9,809	342,432
*	Astronics Corp. (ATRO US)	12,713	225,020
*	Astronics Corp. (ATROB US), Class B	988	19,197
*	Asure Software, Inc.	16,620	196,448
	Atkore, Inc.	21,145	1,722,049
	Atmus Filtration Technologies, Inc.	9,963	416,653
	Automatic Data Processing, Inc.	106,683	32,326,016
*	AZEK Co., Inc.	27,132	1,389,972
	AZZ, Inc.	10,032	860,645
	Barrett Business Services, Inc.	16,800	727,944
*	Beacon Roofing Supply, Inc.	40,242	4,762,238
	BGSF, Inc.	2,055	10,748
*	Blue Bird Corp.	7,351	261,843
*	BlueLinx Holdings, Inc.	5,699	614,238
	Boise Cascade Co.	19,523	2,463,022

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	57,761	$7,451,169
	Brady Corp., Class A	8,696	647,765
*	BrightView Holdings, Inc.	24,550	386,908
	Brink's Co.	14,105	1,316,420
	Broadridge Financial Solutions, Inc.	26,587	6,333,555
*	Builders FirstSource, Inc.	73,763	12,339,075
	BWX Technologies, Inc.	30,613	3,457,126
*	Byrna Technologies, Inc.	3,684	99,615
*	CACI International, Inc., Class A	10,640	4,109,806
	Cadre Holdings, Inc.	1,793	69,120
	Carlisle Cos., Inc.	13,200	5,140,872
	Carrier Global Corp.	170,021	11,115,973
	Caterpillar, Inc.	93,364	34,679,124
*	CBIZ, Inc.	18,727	1,606,964
*	CECO Environmental Corp.	11,269	319,138
	CH Robinson Worldwide, Inc.	52,633	5,236,457
#*	Chart Industries, Inc.	7,934	1,678,755
*	Cimpress PLC	8,369	556,371
	Cintas Corp.	33,352	6,689,411
	Civeo Corp.	3,841	90,417
#*	Clarivate PLC	395,499	2,143,605
*	Clean Harbors, Inc.	1,304	303,832
	CNH Industrial NV	406,133	5,230,993
	Columbus McKinnon Corp.	12,349	449,751
	Comfort Systems USA, Inc.	14,676	6,409,743
*	Commercial Vehicle Group, Inc.	4,998	10,446
#	Concentrix Corp.	12,177	636,614
*	Conduent, Inc.	126,948	502,714
*	Construction Partners, Inc., Class A	13,366	1,074,626
*	Copart, Inc.	110,712	6,413,546
*	Core & Main, Inc., Class A	80,137	4,522,932
	Covenant Logistics Group, Inc.	7,938	219,962
	CRA International, Inc.	4,534	832,352
	Crane Co.	19,929	3,394,307
	CSG Systems International, Inc.	13,761	809,009
	CSW Industrials, Inc.	2,666	879,273
	CSX Corp.	135,577	4,456,416
	Cummins, Inc.	31,008	11,046,600
	Curtiss-Wright Corp.	14,543	5,045,548
*	Dayforce, Inc.	58,962	4,170,972
#	Deere & Co.	53,725	25,603,186
	Deluxe Corp.	14,964	347,015
		Shares	Value†
INDUSTRIALS — (Continued)
*	Distribution Solutions Group, Inc.	3,981	$128,387
*	DLH Holdings Corp.	3,807	28,553
*	DNOW, Inc.	62,622	931,815
	Donaldson Co., Inc.	41,807	2,976,240
	Douglas Dynamics, Inc.	9,728	251,469
	Dover Corp.	32,492	6,617,971
*	Driven Brands Holdings, Inc.	17,793	293,762
*	Ducommun, Inc.	6,150	420,537
	Dun & Bradstreet Holdings, Inc.	238,900	2,938,470
*	DXP Enterprises, Inc.	8,736	884,869
*	Dycom Industries, Inc.	10,439	1,974,641
	Eastern Co.	406	10,970
	Eaton Corp. PLC	48,798	15,929,619
	EMCOR Group, Inc.	17,158	7,687,813
	Emerson Electric Co.	53,871	7,000,536
*	Energy Recovery, Inc.	24,144	346,225
	Enerpac Tool Group Corp.	22,479	1,015,826
	EnerSys	12,751	1,237,740
	Ennis, Inc.	9,841	204,201
	Enpro, Inc.	7,949	1,476,129
*	Enviri Corp.	18,453	176,780
	Equifax, Inc.	37,994	10,439,991
	Esab Corp.	18,212	2,255,374
	ESCO Technologies, Inc.	10,261	1,362,045
	Espey Mfg. & Electronics Corp.	1,085	30,890
*	Everus Construction Group, Inc.	4,309	296,502
	EVI Industries, Inc.	546	9,468
*	ExlService Holdings, Inc.	49,225	2,474,049
	Expeditors International of Washington, Inc.	74,296	8,438,540
	Exponent, Inc.	17,890	1,639,976
	Fastenal Co.	120,564	8,830,107
	Federal Signal Corp.	20,957	2,060,283
	FedEx Corp.	31,108	8,239,576
	Ferguson Enterprises, Inc.	61,919	11,214,769
*	First Advantage Corp.	15,467	292,017
	Flowserve Corp.	50,725	3,176,400
#*	Fluence Energy, Inc.	24,319	316,390
*	Fluor Corp.	80,455	3,878,736
*	Forrester Research, Inc.	6,479	98,805
	Fortive Corp.	72,871	5,926,598
	Fortune Brands Innovations, Inc.	54,020	3,871,613
*	Franklin Covey Co.	1,000	37,910
	Franklin Electric Co., Inc.	16,186	1,618,438

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	FreightCar America, Inc.	1,380	$16,850
	FTAI Aviation Ltd.	17,304	1,739,571
	FTAI Infrastructure, Inc.	15,175	106,529
*	FTI Consulting, Inc.	13,479	2,633,123
*	Gates Industrial Corp. PLC	57,234	1,184,171
	GATX Corp.	12,483	2,065,562
	GE Vernova, Inc.	8,052	3,002,430
*	Gencor Industries, Inc.	1,295	19,930
*	Generac Holdings, Inc.	17,937	2,678,532
	General Dynamics Corp.	36,473	9,372,832
	General Electric Co.	95,229	19,385,768
	Genpact Ltd.	65,648	3,196,401
*	Gibraltar Industries, Inc.	11,471	703,975
	Global Industrial Co.	13,866	342,629
*	GMS, Inc.	23,585	1,989,159
	Gorman-Rupp Co.	10,775	413,545
	Graco, Inc.	47,441	3,993,109
*	Graham Corp.	890	40,424
	Granite Construction, Inc.	11,223	989,195
*	Great Lakes Dredge & Dock Corp.	29,051	319,271
	Greenbrier Cos., Inc.	14,859	984,557
	Griffon Corp.	11,346	859,686
*	GXO Logistics, Inc.	42,772	1,943,987
	H&E Equipment Services, Inc.	22,820	2,023,906
*	Hayward Holdings, Inc.	52,331	788,105
*	Healthcare Services Group, Inc.	24,678	273,679
	Heartland Express, Inc.	21,648	247,653
	HEICO Corp. (HEI US)	6,380	1,524,437
	HEICO Corp. (HEIA US), Class A	10,599	2,017,308
	Heidrick & Struggles International, Inc.	16,069	747,048
	Helios Technologies, Inc.	12,385	552,495
	Herc Holdings, Inc.	13,754	2,805,266
	Hexcel Corp.	22,960	1,496,992
	Hillenbrand, Inc.	30,207	1,026,736
*	Hillman Solutions Corp.	38,417	384,170
	HNI Corp.	26,594	1,325,711
	Honeywell International, Inc.	54,569	12,208,177
	Howmet Aerospace, Inc.	44,416	5,622,177
		Shares	Value†
INDUSTRIALS — (Continued)
	Hub Group, Inc., Class A	30,558	$1,363,192
	Hubbell, Inc.	13,420	5,676,794
*	Hudson Technologies, Inc.	20,363	118,105
	Huntington Ingalls Industries, Inc.	15,681	3,093,234
	Hurco Cos., Inc.	600	12,894
*	Huron Consulting Group, Inc.	15,259	1,934,536
*	Hyliion Holdings Corp.	5,438	12,779
	Hyster-Yale, Inc.	6,410	342,422
*	IBEX Holdings Ltd.	842	18,532
	ICF International, Inc.	11,598	1,353,603
	IDEX Corp.	18,100	4,060,011
*	IES Holdings, Inc.	7,355	1,627,514
	Illinois Tool Works, Inc.	44,756	11,598,965
	Ingersoll Rand, Inc.	57,599	5,402,786
*	Innodata, Inc.	2,967	110,016
*	Innovative Solutions & Support, Inc.	2,956	34,497
	Insperity, Inc.	11,743	880,842
	Insteel Industries, Inc.	8,702	249,660
	Interface, Inc.	26,096	646,137
	ITT, Inc.	34,285	5,177,721
	Jacobs Solutions, Inc.	52,364	7,337,767
*	Janus International Group, Inc.	31,465	260,845
	JB Hunt Transport Services, Inc.	17,890	3,063,126
	JBT Marel Corp.	14,222	1,891,526
*	JELD-WEN Holding, Inc.	23,906	213,242
	Johnson Controls International PLC	103,866	8,101,548
	Kadant, Inc.	3,836	1,430,444
	Karat Packaging, Inc.	665	20,555
	KBR, Inc.	82,358	4,481,922
	Kelly Services, Inc., Class A	25,820	363,546
	Kennametal, Inc.	18,775	449,661
	Kforce, Inc.	10,903	607,624
	Korn Ferry	38,795	2,743,970
*	Kratos Defense & Security Solutions, Inc.	62,826	2,096,504
*	L.B. Foster Co., Class A	1,777	49,454
	L3Harris Technologies, Inc.	32,194	6,825,450
	Landstar System, Inc.	16,056	2,643,781
*	Legalzoom.com, Inc.	19,387	174,289
	Leidos Holdings, Inc.	40,662	5,775,224
	Lennox International, Inc.	8,078	4,785,569
*	Leonardo DRS, Inc.	15,168	533,155
*	Limbach Holdings, Inc.	5,502	508,825

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lincoln Electric Holdings, Inc.	15,261	$3,033,582
	Lindsay Corp.	4,477	600,769
*	Liquidity Services, Inc.	12,769	442,446
	LSI Industries, Inc.	9,191	193,654
	Luxfer Holdings PLC	2,637	37,314
*	Lyft, Inc., Class A	76,638	1,037,679
*	Manitowoc Co., Inc.	25,263	252,377
	ManpowerGroup, Inc.	28,144	1,694,832
	Marten Transport Ltd.	18,264	281,266
	Masco Corp.	64,201	5,089,855
*	MasTec, Inc.	29,617	4,297,131
*	Mastech Digital, Inc.	667	9,318
*	Masterbrand, Inc.	54,020	935,626
*	Matrix Service Co.	11,781	159,750
	Matson, Inc.	7,707	1,093,238
	Matthews International Corp., Class A	9,754	273,014
	Maximus, Inc.	26,900	2,025,301
*	Mayville Engineering Co., Inc.	3,376	53,510
	McGrath RentCorp	13,124	1,609,921
*	Mercury Systems, Inc.	21,623	901,463
*	Middleby Corp.	19,737	3,377,790
	Miller Industries, Inc.	3,803	250,884
	MillerKnoll, Inc.	28,960	649,862
*	Mistras Group, Inc.	7,899	78,358
*	Montrose Environmental Group, Inc.	11,869	247,113
	Moog, Inc., Class A	11,052	2,007,706
*	MRC Global, Inc.	50,709	744,408
	MSA Safety, Inc.	12,027	1,981,208
	MSC Industrial Direct Co., Inc., Class A	24,706	1,986,609
	Mueller Industries, Inc.	32,556	2,563,785
	Mueller Water Products, Inc., Class A	34,298	788,854
*	MYR Group, Inc.	7,511	1,063,332
*	NEXTracker, Inc., Class A	85,500	4,310,910
	NL Industries, Inc.	3,400	26,180
*	NN, Inc.	3,823	11,622
#	Nordson Corp.	19,032	4,191,227
	Northrop Grumman Corp.	16,085	7,837,738
*	Northwest Pipe Co.	1,100	53,196
*	NV5 Global, Inc.	27,400	516,216
	nVent Electric PLC	59,476	3,871,293
	Old Dominion Freight Line, Inc.	23,888	4,433,852
	Omega Flex, Inc.	4,891	192,510
*	OPENLANE, Inc.	54,148	1,099,746
*	Optex Systems Holdings, Inc.	711	4,753
*	Orion Group Holdings, Inc.	4,256	33,537
		Shares	Value†
INDUSTRIALS — (Continued)
	Oshkosh Corp.	24,608	$2,864,371
	Otis Worldwide Corp.	55,434	5,289,512
	PACCAR, Inc.	128,694	14,269,591
*	PAMT Corp.	6,042	96,732
	Park Aerospace Corp.	14,265	206,700
	Parker-Hannifin Corp.	18,769	13,270,621
	Park-Ohio Holdings Corp.	3,500	87,080
*	Parsons Corp.	51,875	4,112,131
	Paychex, Inc.	63,019	9,306,016
	Paycom Software, Inc.	9,012	1,870,531
*	Paycor HCM, Inc.	17,152	379,574
*	Paylocity Holding Corp.	8,247	1,694,923
	Pentair PLC	53,787	5,576,636
*	Perma-Pipe International Holdings, Inc.	2,400	36,456
*	Planet Labs PBC	39,306	239,767
#	Powell Industries, Inc.	8,550	2,050,119
	Preformed Line Products Co.	1,786	268,686
	Primoris Services Corp.	25,253	1,938,673
*	Proto Labs, Inc.	9,800	408,954
*	Pursuit Attractions & Hospitality, Inc.	3,695	145,953
	Quad/Graphics, Inc.	7,409	49,788
	Quanex Building Products Corp.	3,969	83,349
	Quanta Services, Inc.	18,586	5,717,239
*	Radiant Logistics, Inc.	10,535	73,956
*	RBC Bearings, Inc.	7,567	2,638,991
*	RCM Technologies, Inc.	4,300	83,979
	Regal Rexnord Corp.	15,264	2,422,855
*	Resideo Technologies, Inc.	74,023	1,666,998
	Resources Connection, Inc.	25,615	215,166
	REV Group, Inc.	27,233	944,985
	Robert Half, Inc.	61,948	4,013,611
#*	Rocket Lab USA, Inc.	45,436	1,319,916
	Rockwell Automation, Inc.	26,037	7,249,482
	Rollins, Inc.	38,571	1,909,265
	RTX Corp.	175,840	22,674,568
	Rush Enterprises, Inc. (RUSHA US), Class A	34,148	2,074,491
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	534,910
*	RXO, Inc.	23,538	603,750
	Ryder System, Inc.	13,664	2,178,178
*	Saia, Inc.	4,043	1,941,085
	Schneider National, Inc., Class B	24,897	740,686

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Science Applications International Corp.	33,243	$3,599,552
	Sensata Technologies Holding PLC	36,028	978,520
*	Shoals Technologies Group, Inc., Class A	23,318	111,460
	Shyft Group, Inc.	9,151	109,904
	Simpson Manufacturing Co., Inc.	9,379	1,575,672
*	SiteOne Landscape Supply, Inc.	15,733	2,238,806
	Snap-on, Inc.	14,296	5,077,224
*	SPX Technologies, Inc.	14,335	2,129,034
	SS&C Technologies Holdings, Inc.	85,257	6,901,554
	Standex International Corp.	4,182	764,051
	Stanley Black & Decker, Inc.	45,559	4,012,381
	Steelcase, Inc., Class A	43,039	494,088
*	Sterling Infrastructure, Inc.	12,473	1,776,405
*	Stratasys Ltd.	30,507	284,020
#*	Sunrun, Inc.	68,635	621,147
#*	Symbotic, Inc.	2,752	80,771
*	TaskUS, Inc., Class A	6,019	99,013
*	Taylor Devices, Inc.	260	8,684
	Tecnoglass, Inc.	8,988	683,088
	Tennant Co.	6,351	543,138
	Terex Corp.	26,702	1,284,099
	Tetra Tech, Inc.	70,325	2,587,960
	Textron, Inc.	40,523	3,100,415
*	Thermon Group Holdings, Inc.	15,854	438,839
	Timken Co.	24,186	1,941,410
*	Titan International, Inc.	19,800	174,834
*	Titan Machinery, Inc.	12,204	228,459
	Toro Co.	31,583	2,629,916
	Trane Technologies PLC	33,701	12,225,038
*	Transcat, Inc.	1,249	96,198
	TransDigm Group, Inc.	6,038	8,171,467
	TransUnion	63,915	6,343,564
*	Trex Co., Inc.	18,825	1,371,025
	TriNet Group, Inc.	15,778	1,473,507
	Trinity Industries, Inc.	49,407	1,869,067
*	Triumph Group, Inc.	2,219	41,584
*	TrueBlue, Inc.	26,951	219,651
	TTEC Holdings, Inc.	34,998	132,292
*	Tutor Perini Corp.	27,914	672,448
	Twin Disc, Inc.	3,200	36,128
*	Uber Technologies, Inc.	149,916	10,021,885
	UFP Industries, Inc.	19,695	2,277,727
		Shares	Value†
INDUSTRIALS — (Continued)
#*	U-Haul Holding Co. (UHAL US)	9,888	$720,539
	U-Haul Holding Co. (UHAL/B US)	86,917	5,627,007
*	Ultralife Corp.	1,376	10,430
	UniFirst Corp.	4,651	996,802
	United Parcel Service, Inc., Class B	59,164	6,758,304
	United Rentals, Inc.	23,892	18,111,570
	Universal Logistics Holdings, Inc.	7,757	343,015
*	Upwork, Inc.	34,442	542,806
*	V2X, Inc.	5,839	304,387
	Valmont Industries, Inc.	4,853	1,610,031
	Veralto Corp.	30,516	3,155,049
	Verisk Analytics, Inc.	52,770	15,168,209
*	Verra Mobility Corp.	74,744	1,972,494
	Vertiv Holdings Co., Class A	63,297	7,407,015
	Vestis Corp.	30,696	429,130
*	Vicor Corp.	3,380	172,853
	Virco Mfg. Corp.	1,602	17,462
*	VirTra, Inc.	3,125	19,906
	VSE Corp.	7,084	725,047
	Wabash National Corp.	29,346	457,798
	Watsco, Inc. (WSO US)	9,649	4,617,915
	Watts Water Technologies, Inc., Class A	9,849	2,036,576
	WESCO International, Inc.	28,097	5,197,945
	Westinghouse Air Brake Technologies Corp.	37,639	7,825,901
*	Willdan Group, Inc.	8,900	314,571
	Willis Lease Finance Corp.	474	91,918
*	WillScot Holdings Corp.	78,050	2,892,533
	Woodward, Inc.	14,918	2,763,560
	WW Grainger, Inc.	16,655	17,698,769
#*	Xometry, Inc., Class A	14,888	494,430
*	XPO, Inc.	28,610	3,824,299
	Xylem, Inc.	40,255	4,993,230
	Zurn Elkay Water Solutions Corp.	24,812	978,585
TOTAL INDUSTRIALS			1,016,248,776
INFORMATION TECHNOLOGY — (23.7%)
	A10 Networks, Inc.	34,817	682,761
	Accenture PLC, Class A	90,040	34,660,898
*	ACI Worldwide, Inc.	40,380	2,162,349
	Adeia, Inc.	55,679	715,475

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Adobe, Inc.	57,515	$25,159,937
	Advanced Energy Industries, Inc.	10,787	1,241,368
*	Advanced Micro Devices, Inc.	152,977	17,737,683
*	Agilysys, Inc.	977	88,145
*	Airgain, Inc.	1,196	8,217
*	Akamai Technologies, Inc.	15,003	1,498,800
*	Alarm.com Holdings, Inc.	14,108	855,932
*	Alkami Technology, Inc.	7,535	262,143
*	Altair Engineering, Inc., Class A	466	51,423
	Amdocs Ltd.	35,445	3,125,895
	Amphenol Corp., Class A	96,274	6,814,274
*	Amtech Systems, Inc.	2,892	14,605
	Analog Devices, Inc.	714	151,289
*	ANSYS, Inc.	2,857	1,001,379
*	Appfolio, Inc., Class A	5,650	1,321,592
	Apple, Inc.	1,847,574	436,027,464
	Applied Materials, Inc.	105,037	18,943,423
*	AppLovin Corp., Class A	50,092	18,513,502
*	Arista Networks, Inc.	106,736	12,299,189
*	Arrow Electronics, Inc.	31,698	3,694,402
*	ASGN, Inc.	24,679	2,176,935
*	Aspen Technology, Inc.	19,060	5,023,263
*	AstroNova, Inc.	663	7,691
*	Atlassian Corp., Class A	3,158	968,811
*	Aurora Innovation, Inc.	61,400	417,520
*	Autodesk, Inc.	30,824	9,596,744
*	AvePoint, Inc.	25,788	484,299
*	Aviat Networks, Inc.	3,288	62,636
	Avnet, Inc.	53,232	2,749,965
	Badger Meter, Inc.	5,299	1,133,509
	Bel Fuse, Inc. (BELFB US), Class B	2,066	167,553
	Belden, Inc.	8,794	1,024,237
	Benchmark Electronics, Inc.	15,479	660,334
	Bentley Systems, Inc., Class B	52,503	2,444,015
*	Bill Holdings, Inc.	21,164	2,048,040
*	BK Technologies Corp.	207	6,926
*	Blackbaud, Inc.	16,603	1,280,921
*	BlackLine, Inc.	10,957	699,604
*	Box, Inc., Class A	43,941	1,467,190
	Broadcom, Inc.	500,584	110,764,222
*	Cadence Design Systems, Inc.	28,534	8,492,289
*	Calix, Inc.	12,725	504,928
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	116,926	$1,299,048
	CDW Corp.	29,613	5,897,133
#*	Cerence, Inc.	21,011	261,797
*	CEVA, Inc.	2,600	83,746
*	Ciena Corp.	46,874	4,084,600
*	Cirrus Logic, Inc.	16,433	1,650,531
	Cisco Systems, Inc.	538,922	32,658,673
	Clear Secure, Inc., Class A	22,384	529,829
*	Clearfield, Inc.	2,900	105,821
	Climb Global Solutions, Inc.	233	29,528
	Cognex Corp.	36,552	1,458,425
	Cognizant Technology Solutions Corp., Class A	97,526	8,056,623
*	Cohu, Inc.	15,484	354,738
*	Commvault Systems, Inc.	7,516	1,196,998
*	Comtech Telecommunications Corp.	11,167	22,334
*	Consensus Cloud Solutions, Inc.	5,537	156,808
*	Corsair Gaming, Inc.	18,882	172,959
	Crane NXT Co.	6,200	396,614
*	Credo Technology Group Holding Ltd.	26,279	1,840,056
*	Crexendo, Inc.	3,157	18,216
*	Crowdstrike Holdings, Inc., Class A	5,896	2,347,021
*	CS Disco, Inc.	7,679	38,702
	CSP, Inc.	1,100	21,978
*	Daily Journal Corp.	490	200,949
*	Daktronics, Inc.	27,724	454,951
*	Data Storage Corp.	848	3,799
*	Datadog, Inc., Class A	12,787	1,824,833
	Dell Technologies, Inc., Class C	37,645	3,900,022
*	Diebold Nixdorf, Inc.	2,821	122,121
*	Digi International, Inc.	28,450	889,063
*	DocuSign, Inc.	33,195	3,210,952
	Dolby Laboratories, Inc., Class A	14,978	1,254,108
*	DoubleVerify Holdings, Inc.	43,738	901,440
*	Dropbox, Inc., Class A	60,938	1,959,157
*	DXC Technology Co.	57,876	1,257,067
*	Dynatrace, Inc.	45,930	2,652,457
*	E2open Parent Holdings, Inc.	94,249	247,875
*	Eastman Kodak Co.	16,868	124,655
*	eGain Corp.	5,400	32,940
*	Elastic NV	17,081	1,922,979
*	Enfusion, Inc., Class A	11,487	128,195
*	Enphase Energy, Inc.	2,943	183,290

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	9,490	$2,410,080
*	ePlus, Inc.	12,456	995,234
*	EverCommerce, Inc.	9,301	94,312
*	Extreme Networks, Inc.	33,960	536,908
*	F5, Inc.	20,080	5,968,981
*	Fair Isaac Corp.	4,176	7,823,987
*	FARO Technologies, Inc.	4,686	148,640
*	Five9, Inc.	5,368	220,034
*	Flex Ltd.	115,328	4,803,411
*	FormFactor, Inc.	24,205	969,410
*	Fortinet, Inc.	90,979	9,177,962
*	Franklin Wireless Corp.	1,509	7,424
	Frequency Electronics, Inc.	619	10,356
*	Freshworks, Inc., Class A	47,678	886,811
*	Gartner, Inc.	15,549	8,440,464
	Gen Digital, Inc.	171,088	4,603,978
*	Globant SA	19,547	4,169,766
*	GoDaddy, Inc., Class A	29,862	6,350,154
*	Grid Dynamics Holdings, Inc.	30,687	693,219
*	Guidewire Software, Inc.	16,161	3,414,334
	Hackett Group, Inc.	10,466	323,190
*	Harmonic, Inc.	37,729	425,583
*	HashiCorp, Inc., Class A	2,827	96,683
	Hewlett Packard Enterprise Co.	247,770	5,250,246
	HP, Inc.	155,240	5,045,300
*	HubSpot, Inc.	3,347	2,609,087
*	Ichor Holdings Ltd.	8,681	238,380
*	Identiv, Inc.	2,402	8,311
	Immersion Corp.	5,430	45,449
#*	indie Semiconductor, Inc., Class A	21,228	87,035
*	Infinera Corp.	15,658	103,656
*	Informatica, Inc., Class A	38,444	987,242
	Information Services Group, Inc.	10,339	31,637
#*	Insight Enterprises, Inc.	15,303	2,643,593
*	Intapp, Inc.	14,496	1,033,420
	Intel Corp.	291,460	5,663,068
	InterDigital, Inc.	14,728	2,694,929
	International Business Machines Corp.	161,754	41,360,498
*	Intevac, Inc.	1,900	6,688
	Intuit, Inc.	28,354	17,055,215
*	Itron, Inc.	15,418	1,655,276
*	Jamf Holding Corp.	30,550	461,611
*	JFrog Ltd.	30,420	1,057,399
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	5,838	$21,309
*	Keysight Technologies, Inc.	28,912	5,156,455
*	Kimball Electronics, Inc.	1,207	21,943
	KLA Corp.	21,019	15,517,067
*	Klaviyo, Inc., Class A	5,562	255,908
	Kulicke & Soffa Industries, Inc.	19,480	863,938
*	KVH Industries, Inc.	1,119	6,837
*	Kyndryl Holdings, Inc.	64,268	2,439,613
	Lam Research Corp.	141,220	11,445,881
*	Lantronix, Inc.	3,255	12,792
*	Lattice Semiconductor Corp.	14,442	823,483
*	LGL Group, Inc.	400	2,640
*	LiveRamp Holdings, Inc.	29,860	1,015,240
	Logility Supply Chain Solutions, Inc.	10,000	141,200
*	Lumentum Holdings, Inc.	13,312	1,132,319
*	MACOM Technology Solutions Holdings, Inc.	5,786	765,199
*	Manhattan Associates, Inc.	11,871	2,476,172
	Marvell Technology, Inc.	89,246	10,072,304
*	Matterport, Inc.	115,259	600,499
*	MaxLinear, Inc.	8,648	154,453
*	Meridianlink, Inc.	5,620	108,185
	Microsoft Corp.	428,636	177,909,658
*	Mirion Technologies, Inc.	43,485	688,802
*	Mitek Systems, Inc.	19,733	201,277
	MKS Instruments, Inc.	13,132	1,487,593
*	MongoDB, Inc.	4,024	1,099,840
	Monolithic Power Systems, Inc.	5,010	3,193,224
	Motorola Solutions, Inc.	18,324	8,598,537
*	N-able, Inc.	60,486	586,109
	Napco Security Technologies, Inc.	7,858	288,389
*	nCino, Inc.	23,552	801,004
*	NCR Voyix Corp.	29,245	359,421
	NetApp, Inc.	48,439	5,914,402
*	NETGEAR, Inc.	10,875	300,694
*	NetScout Systems, Inc.	18,660	444,854
*	NetSol Technologies, Inc.	26,556	70,373
*	Novanta, Inc.	9,669	1,447,063
*	Nutanix, Inc., Class A	58,066	3,992,908
	NVE Corp.	587	42,064
	NVIDIA Corp.	3,405,534	408,902,467
*	Okta, Inc.	57,998	5,464,572

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Olo, Inc., Class A	54,030	$398,741
*	ON24, Inc.	32,970	227,163
	OneSpan, Inc.	26,596	511,707
*	Ooma, Inc.	5,509	79,164
	Oracle Corp.	207,914	35,357,855
*	Ouster, Inc.	12,330	122,807
*	Palantir Technologies, Inc., Class A	104,386	8,610,801
*	Palo Alto Networks, Inc.	72,874	13,439,423
*	PAR Technology Corp.	2,565	186,193
	PC Connection, Inc.	12,067	895,613
*	PDF Solutions, Inc.	9,700	270,242
	Pegasystems, Inc.	21,030	2,277,339
*	Penguin Solutions, Inc.	5,386	109,228
*	Photronics, Inc.	24,790	569,922
*	Plexus Corp.	7,348	1,041,285
	Power Integrations, Inc.	13,516	842,317
*	Powerfleet, Inc. NJ	22,200	131,202
*	Procore Technologies, Inc.	23,016	1,831,153
	Progress Software Corp.	22,730	1,303,111
*	PTC, Inc.	18,579	3,594,665
*	Pure Storage, Inc., Class A	52,181	3,537,350
*	Q2 Holdings, Inc.	10,586	1,007,470
	QUALCOMM, Inc.	193,091	33,391,227
*	Qualys, Inc.	10,551	1,470,915
*	Rambus, Inc.	24,838	1,530,518
	Red Violet, Inc.	1,433	52,161
*	Ribbon Communications, Inc.	11,503	47,162
	Richardson Electronics Ltd.	500	6,600
*	RingCentral, Inc., Class A	22,298	776,416
	Roper Technologies, Inc.	12,194	7,019,476
	Salesforce, Inc.	69,881	23,878,338
*	Samsara, Inc., Class A	1,200	61,800
	Sapiens International Corp. NV	19,558	535,107
*	ScanSource, Inc.	16,945	709,148
*	SecureWorks Corp., Class A	1,149	9,778
*	SEMrush Holdings, Inc., Class A	11,363	198,171
*	SentinelOne, Inc., Class A	74,690	1,788,826
*	ServiceNow, Inc.	8,494	8,650,120
*	Silicon Laboratories, Inc.	9,802	1,329,053
*	SiTime Corp.	4,364	891,129
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Skyworks Solutions, Inc.	29,161	$2,588,330
*	SolarEdge Technologies, Inc.	958	12,550
	SolarWinds Corp.	61,649	917,337
*	SoundThinking, Inc.	2,086	27,848
*	Sprinklr, Inc., Class A	47,045	419,171
*	SPS Commerce, Inc.	5,068	935,958
*	Synaptics, Inc.	13,157	1,117,029
*	Synchronoss Technologies, Inc.	12,000	118,560
*	Synopsys, Inc.	12,955	6,807,593
	TD SYNNEX Corp.	30,387	4,330,451
	TE Connectivity PLC	28,590	4,230,462
*	Teledyne Technologies, Inc.	6,892	3,524,086
*	Telos Corp.	10,632	33,066
*	Tenable Holdings, Inc.	20,324	875,761
*	Teradata Corp.	22,961	732,686
	Teradyne, Inc.	47,370	5,484,972
#*	Terawulf, Inc.	70,194	334,825
*	TransAct Technologies, Inc.	300	1,344
*	Trimble, Inc.	65,300	4,894,888
*	Trio-Tech International	1,792	10,842
*	Twilio, Inc., Class A	55,937	8,199,245
*	Tyler Technologies, Inc.	5,455	3,281,946
*	UiPath, Inc., Class A	113,697	1,616,771
*	Ultra Clean Holdings, Inc.	13,700	505,119
*	Unisys Corp.	24,085	160,406
*	Unity Software, Inc.	146,398	3,250,036
	Universal Display Corp.	12,943	1,940,415
*	Varonis Systems, Inc.	7,416	336,390
*	Verint Systems, Inc.	25,544	648,307
*	VeriSign, Inc.	3,535	760,025
*	Vertex, Inc., Class A	18,063	1,043,138
*	Viant Technology, Inc., Class A	1,806	39,967
*	Viasat, Inc.	5,260	50,601
*	Viavi Solutions, Inc.	51,103	615,280
*	Vishay Precision Group, Inc.	335	7,806
	Vontier Corp.	60,322	2,325,413
*	WidePoint Corp.	3,408	12,950
*	Workday, Inc., Class A	9,527	2,496,646
#	Xerox Holdings Corp.	61,191	522,571
*	Xperi, Inc.	22,459	202,580
*	Yext, Inc.	6,300	41,454
*	Zebra Technologies Corp., Class A	15,454	6,057,041
*	Zoom Communications, Inc.	50,213	4,365,518

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zscaler, Inc.	4,893	$991,273
TOTAL INFORMATION TECHNOLOGY			1,884,161,810
MATERIALS — (2.5%)
#	Albemarle Corp.	18,782	1,581,257
#	Amcor PLC	425,830	4,139,068
	American Vanguard Corp.	32,321	199,744
	AptarGroup, Inc.	27,608	4,338,597
*	Arcadium Lithium PLC	98,698	566,527
	Ardagh Metal Packaging SA	14,145	39,182
	Ashland, Inc.	13,790	875,527
*	Aspen Aerogels, Inc.	24,830	290,263
*	ATI, Inc.	55,457	3,166,040
	Avery Dennison Corp.	33,899	6,296,061
	Avient Corp.	44,900	1,926,210
*	Axalta Coating Systems Ltd.	123,988	4,456,129
	Balchem Corp.	11,386	1,821,305
	Ball Corp.	105,839	5,895,232
	Berry Global Group, Inc.	67,658	4,595,331
*	Bioceres Crop Solutions Corp.	2,888	19,783
	Caledonia Mining Corp. PLC	1,217	11,428
	Carpenter Technology Corp.	17,405	3,360,209
	Celanese Corp.	22,389	1,590,515
*	Coeur Mining, Inc.	45,578	300,815
	Commercial Metals Co.	49,157	2,383,623
	Compass Minerals International, Inc.	12,065	140,678
	Corteva, Inc.	140,491	9,169,848
	Crown Holdings, Inc.	58,915	5,176,272
	DuPont de Nemours, Inc.	74,817	5,745,946
	Ecolab, Inc.	31,027	7,762,645
	Element Solutions, Inc.	146,782	3,788,443
	First Majestic Silver Corp. (AG US)	19,249	109,719
	Flexible Solutions International, Inc.	3,279	19,936
*	Flotek Industries, Inc.	2,421	22,394
	FMC Corp.	43,715	2,438,423
	Graphic Packaging Holding Co.	102,706	2,817,226
	Greif, Inc. (GEF US), Class A	13,296	813,981
	Greif, Inc. (GEF/B US), Class B	1,339	84,852
	Hawkins, Inc.	11,697	1,250,526
	HB Fuller Co.	26,607	1,679,700
		Shares	Value†
MATERIALS — (Continued)
	Hecla Mining Co.	265,493	$1,508,000
	Huntsman Corp.	71,859	1,209,387
*	Ingevity Corp.	8,256	374,410
	Innospec, Inc.	11,994	1,359,520
	International Flavors & Fragrances, Inc.	45,214	3,937,687
	Kaiser Aluminum Corp.	4,150	290,500
*	Knife River Corp.	11,510	1,192,206
	Koppers Holdings, Inc.	7,836	233,199
	Louisiana-Pacific Corp.	31,635	3,700,346
*	Magnera Corp.	10,832	202,125
	Materion Corp.	7,123	719,423
*	McEwen Mining, Inc.	1,454	11,981
	Mercer International, Inc.	37,088	249,602
	Minerals Technologies, Inc.	20,530	1,574,446
	Mosaic Co.	64,323	1,793,968
#*	MP Materials Corp.	32,636	716,687
	Myers Industries, Inc.	11,436	137,689
	NewMarket Corp.	4,416	2,199,256
	Newmont Corp.	111,213	4,751,019
	Northern Technologies International Corp.	2,004	23,727
	Nucor Corp.	43,743	5,617,913
	Olympic Steel, Inc.	6,698	230,880
	Packaging Corp. of America	18,075	3,843,830
	Pactiv Evergreen, Inc.	3,448	61,168
*	Perimeter Solutions, Inc.	19,808	247,600
	PPG Industries, Inc.	61,210	7,062,410
	Quaker Chemical Corp.	3,209	453,047
	Radius Recycling, Inc.	14,549	174,733
*	Ranpak Holdings Corp.	39,464	288,876
	Reliance, Inc.	34,227	9,908,717
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	33,152	4,635,313
	RPM International, Inc.	69,812	8,838,199
	Ryerson Holding Corp.	24,326	543,929
	Sealed Air Corp.	63,593	2,214,944
	Sensient Technologies Corp.	14,368	1,084,928
	Sherwin-Williams Co.	55,695	19,947,721
	Silgan Holdings, Inc.	48,162	2,649,873
	Sonoco Products Co.	33,695	1,605,230
	Southern Copper Corp.	4,934	452,053
	Steel Dynamics, Inc.	43,275	5,547,855
	Stepan Co.	11,834	750,157
	Sylvamo Corp.	8,669	694,387
	TriMas Corp.	17,595	427,559

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	22,594	$6,194,145
	Worthington Steel, Inc.	23,049	669,573
TOTAL MATERIALS			199,204,175
REAL ESTATE — (0.4%)
*	AMREP Corp.	308	9,351
*	Anywhere Real Estate, Inc.	29,618	106,921
*	CBRE Group, Inc., Class A	64,518	9,338,335
*	Comstock Holding Cos., Inc.	653	5,426
*	CoStar Group, Inc.	61,888	4,740,621
*	Cushman & Wakefield PLC	93,135	1,284,332
*	Forestar Group, Inc.	10,714	255,636
*	FRP Holdings, Inc.	237	7,238
*	Howard Hughes Holdings, Inc.	12,620	963,789
*	Jones Lang LaSalle, Inc.	22,319	6,311,813
	Marcus & Millichap, Inc.	13,033	497,339
*	Maui Land & Pineapple Co., Inc.	7,404	149,043
*»	Millrose Properties, Inc., Class A	39,100	363,630
	Newmark Group, Inc., Class A	41,050	580,036
*	Rafael Holdings, Inc., Class B	781	1,609
*	RE/MAX Holdings, Inc., Class A	6,670	66,567
	RMR Group, Inc., Class A	4,376	81,700
*	Seaport Entertainment Group, Inc.	3,179	84,593
*	Star Holdings	1,403	12,473
*	Stratus Properties, Inc.	87	1,678
*	Zillow Group, Inc. (Z US), Class C	58,872	4,840,456
*	Zillow Group, Inc. (ZG US), Class A	18,695	1,480,644
TOTAL REAL ESTATE			31,183,230
UTILITIES — (0.6%)
*	Altus Power, Inc.	57,018	229,783
	American States Water Co.	16,212	1,207,794
	American Water Works Co., Inc.	39,837	4,965,284
	Artesian Resources Corp., Class A	381	11,811
	Atmos Energy Corp.	30,444	4,338,574
		Shares	Value†
UTILITIES — (Continued)
#	Brookfield Renewable Corp.	86,555	$2,310,153
	California Water Service Group	24,812	1,123,735
	Chesapeake Utilities Corp.	3,888	475,308
	Consolidated Edison, Inc.	53,991	5,061,116
	Consolidated Water Co. Ltd.	2,963	77,571
	Edison International	79,820	4,310,280
	Essential Utilities, Inc.	47,202	1,674,727
	Eversource Energy	75,543	4,357,320
	Exelon Corp.	72,515	2,900,600
	Genie Energy Ltd., Class B	21,350	305,946
	Global Water Resources, Inc.	1,296	14,904
	MDU Resources Group, Inc.	17,237	307,163
	Middlesex Water Co.	7,528	381,218
	New Jersey Resources Corp.	62,660	3,004,547
	Northwest Natural Holding Co.	17,207	686,903
	ONE Gas, Inc.	18,334	1,295,114
	Ormat Technologies, Inc.	26,826	1,720,888
	Public Service Enterprise Group, Inc.	39,223	3,276,689
*	Pure Cycle Corp.	16,610	195,168
	RGC Resources, Inc.	517	10,997
	SJW Group	15,217	764,350
	Southwest Gas Holdings, Inc.	27,831	2,078,419
	Spire, Inc.	17,762	1,260,392
#*	Sunnova Energy International, Inc.	83,726	215,176
	UGI Corp.	71,703	2,203,433
	Unitil Corp.	4,502	241,172
	York Water Co.	1,961	60,654
TOTAL UTILITIES			51,067,189
TOTAL COMMON STOCKS Cost ($3,876,781,614)			7,824,870,085

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	10,362,514	10,362,514

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	9,725,988	$112,510,227
TOTAL INVESTMENTS — (100.0%)
(Cost $3,999,648,462)^^			$7,947,742,826
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$783,059,700	—	—	$783,059,700
Consumer Discretionary	984,996,530	—	—	984,996,530
Consumer Staples	427,322,130	—	—	427,322,130
Energy	124,926,287	—	—	124,926,287
Financials	1,440,339,224	—	—	1,440,339,224
Health Care	882,202,170	—	$158,864	882,361,034
Industrials	1,016,248,776	—	—	1,016,248,776
Information Technology	1,884,161,810	—	—	1,884,161,810
Materials	199,203,653	—	522	199,204,175
Real Estate	30,819,600	$363,630	—	31,183,230
Utilities	51,067,189	—	—	51,067,189
Temporary Cash Investments	10,362,514	—	—	10,362,514
Securities Lending Collateral	—	112,510,227	—	112,510,227
Total Investments in Securities	$7,834,709,583	$112,873,857	$159,386˂˃	$7,947,742,826

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (4.2%)
*	Advantage Solutions, Inc.	60,114	$158,701
*	AMC Networks, Inc., Class A	10,306	99,247
*	Angi, Inc.	18,971	34,148
	ATN International, Inc.	4,582	71,250
*	Bandwidth, Inc., Class A	8,921	158,526
*	Boston Omaha Corp., Class A	8,898	129,377
*	Bumble, Inc., Class A	19,828	160,805
*	BuzzFeed, Inc.	5,178	12,634
	Cable One, Inc.	1,314	399,469
*	Cars.com, Inc.	22,316	399,903
*	DHI Group, Inc.	11,057	31,291
*	EchoStar Corp., Class A	2,138	59,137
	Entravision Communications Corp., Class A	16,255	34,948
*	Frontier Communications Parent, Inc.	52,610	1,881,334
*	Gambling.com Group Ltd.	5,426	76,452
*	Gannett Co., Inc.	35,853	162,056
	Gray Media, Inc.	24,373	91,155
*	Integral Ad Science Holding Corp.	31,667	332,820
	Interpublic Group of Cos., Inc.	70,426	2,019,113
	John Wiley & Sons, Inc. (WLY US), Class A	8,501	347,946
*	Liberty Broadband Corp. (LBRDA US), Class A	3,832	291,347
*	Liberty Broadband Corp. (LBRDK US), Class C	24,480	1,876,637
*	Liberty Global Ltd. (LBTYA US), Class A	36,090	415,396
*	Liberty Global Ltd. (LBTYK US), Class C	38,193	448,004
*	Liberty Latin America Ltd. (LILA US), Class A	9,626	59,489
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILAK US), Class C	48,846	$299,426
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	2,178	156,751
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,982	145,855
*	Madison Square Garden Entertainment Corp.	4,006	145,578
*	Magnite, Inc.	38,705	665,726
	Marcus Corp.	9,144	183,977
*	National CineMedia, Inc.	11,434	75,350
	Nexstar Media Group, Inc.	9,244	1,416,366
*	Nextdoor Holdings, Inc.	13,367	35,022
*	Outbrain, Inc.	2,244	13,486
#	Paramount Global (PARA US), Class B	36,864	401,080
#	Paramount Global (PARAA US), Class A	4,246	96,851
*	PubMatic, Inc., Class A	11,087	167,635
*	Reservoir Media, Inc.	1,646	13,678
	Saga Communications, Inc., Class A	900	11,205
	Scholastic Corp.	9,082	176,282
	Shenandoah Telecommunications Co.	11,701	126,371
	Shutterstock, Inc.	4,436	130,951
#	Sirius XM Holdings, Inc.	40,372	969,332
#*	Sphere Entertainment Co.	7,387	344,234
	Spok Holdings, Inc.	2,745	44,140
*	Sunrise Communications AG, ADR, Class A	14,856	738,789
*	TechTarget, Inc.	2,108	35,899
	TEGNA, Inc.	46,978	855,939
	Telephone & Data Systems, Inc.	26,671	942,820
*	Thryv Holdings, Inc.	2,527	44,248
*	TripAdvisor, Inc.	21,699	381,034
*	TrueCar, Inc.	20,803	71,562

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	U.S. Cellular Corp.	15,565	$977,482
*	Vimeo, Inc.	47,066	315,813
*	WideOpenWest, Inc.	6,256	26,713
*	Yelp, Inc.	11,539	460,868
*	Ziff Davis, Inc.	11,259	606,748
*	ZoomInfo Technologies, Inc.	34,812	358,215
TOTAL COMMUNICATION SERVICES			21,186,611
CONSUMER DISCRETIONARY — (15.7%)
*	1-800-Flowers.com, Inc., Class A	12,741	102,310
*	1stdibs.com, Inc.	6,833	26,580
	Academy Sports & Outdoors, Inc.	21,145	1,106,095
*	Adient PLC	21,740	378,928
	ADT, Inc.	146,394	1,124,306
*	Adtalem Global Education, Inc.	15,236	1,632,233
#	Advance Auto Parts, Inc.	12,026	583,261
	A-Mark Precious Metals, Inc.	6,700	188,739
*	American Axle & Manufacturing Holdings, Inc.	34,590	180,906
	American Eagle Outfitters, Inc.	48,061	775,705
*	American Public Education, Inc.	5,674	125,793
*	America's Car-Mart, Inc.	2,224	108,287
*	Aptiv PLC	15,525	969,071
	Aramark	16,915	658,163
	Arko Corp.	24,049	170,026
*	Asbury Automotive Group, Inc.	5,412	1,605,632
	Autoliv, Inc.	1,214	117,345
*	AutoNation, Inc.	9,409	1,774,067
*	Bally's Corp.	6,272	114,025
	Bassett Furniture Industries, Inc.	2,964	43,156
*	Beazer Homes USA, Inc.	10,913	241,832
*	Biglari Holdings, Inc. (BH US), Class B	673	156,143
*	BJ's Restaurants, Inc.	7,274	263,246
	BorgWarner, Inc.	57,592	1,837,185
	Brunswick Corp.	13,302	897,087
	Build-A-Bear Workshop, Inc.	2,594	109,830
*	Caesars Entertainment, Inc.	44,221	1,594,167
	Caleres, Inc.	9,310	170,652
*	Capri Holdings Ltd.	22,585	559,656
	Carriage Services, Inc.	3,320	135,954
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carter's, Inc.	5,436	$293,109
	Cato Corp., Class A	6,492	21,748
*	Cavco Industries, Inc.	2,050	1,042,712
*	Century Casinos, Inc.	4,126	12,956
	Century Communities, Inc.	9,462	722,708
*	Chegg, Inc.	14,007	21,571
*	Citi Trends, Inc.	2,972	76,975
	Columbia Sportswear Co.	11,112	981,190
*	ContextLogic, Inc., Class A	5,427	42,168
	Cracker Barrel Old Country Store, Inc.	2,500	162,450
	Cricut, Inc., Class A	5,847	31,398
*	Culp, Inc.	4,000	21,560
	Dana, Inc.	39,331	626,936
#	Designer Brands, Inc., Class A	14,068	70,762
*	Destination XL Group, Inc.	16,408	44,630
	Dillard's, Inc., Class A	565	264,482
*	Dorman Products, Inc.	6,099	800,677
*	Dream Finders Homes, Inc., Class A	5,191	119,756
*	Duluth Holdings, Inc., Class B	253	739
*	El Pollo Loco Holdings, Inc.	10,787	128,042
	Escalade, Inc.	2,840	42,089
	Ethan Allen Interiors, Inc.	8,291	257,187
*	Figs, Inc., Class A	34,411	195,799
*	First Watch Restaurant Group, Inc.	16,339	342,792
*	Five Below, Inc.	2,164	202,940
	Flexsteel Industries, Inc.	1,294	63,833
*	Foot Locker, Inc.	23,949	480,177
*	Full House Resorts, Inc.	7,991	42,912
*	Funko, Inc., Class A	11,017	154,238
	Gap, Inc.	79,349	1,909,930
*	Genesco, Inc.	3,333	138,819
	Gentex Corp.	34,977	906,604
*	Gentherm, Inc.	5,636	215,013
*	G-III Apparel Group Ltd.	14,998	468,238
*	Global Business Travel Group I	4,134	36,462
	Golden Entertainment, Inc.	3,441	112,658
*	Goodyear Tire & Rubber Co.	75,715	671,592
	Graham Holdings Co., Class B	1,065	989,193
*	Green Brick Partners, Inc.	12,789	773,351

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	4,074	$1,859,740
*	GrowGeneration Corp.	15,600	21,840
	Guess?, Inc.	14,234	183,761
	Hamilton Beach Brands Holding Co., Class A	3,030	51,843
	Harley-Davidson, Inc.	34,314	928,537
	Haverty Furniture Cos., Inc. (HVT US)	4,883	109,526
*	Helen of Troy Ltd.	2,971	183,548
*	Hilton Grand Vacations, Inc.	22,673	934,128
*	Holley, Inc.	16,862	51,429
	Hooker Furnishings Corp.	3,752	47,763
*	Hovnanian Enterprises, Inc., Class A	1,507	199,512
*	JAKKS Pacific, Inc.	2,878	86,570
	Johnson Outdoors, Inc., Class A	2,153	69,757
	KB Home	16,955	1,137,681
#	Kohl's Corp.	28,844	381,029
	Krispy Kreme, Inc.	31,226	283,220
	Lakeland Industries, Inc.	2,662	61,732
*	Lands' End, Inc.	8,069	100,459
*	Landsea Homes Corp.	8,705	72,252
*	Latham Group, Inc.	20,733	151,351
*	Laureate Education, Inc.	35,556	665,608
	La-Z-Boy, Inc.	12,947	611,098
	LCI Industries	5,011	525,103
	Lear Corp.	13,437	1,264,287
*	Legacy Housing Corp.	6,100	156,465
*	LGI Homes, Inc.	6,773	604,693
*	Life Time Group Holdings, Inc.	38,202	1,107,476
	Lifetime Brands, Inc.	6,271	40,636
*	Lincoln Educational Services Corp.	9,167	149,605
	Lithia Motors, Inc.	6,043	2,272,772
	LKQ Corp.	48,580	1,816,406
*	Lovesac Co.	2,772	70,852
	Macy's, Inc.	72,619	1,131,404
*	Malibu Boats, Inc., Class A	5,629	215,534
	Marine Products Corp.	4,814	45,203
*	MarineMax, Inc.	6,679	202,774
	Marriott Vacations Worldwide Corp.	9,244	802,102
*	MasterCraft Boat Holdings, Inc.	4,007	72,967
*	Mattel, Inc.	21,825	406,818
*	MGM Resorts International	4,892	168,676
*	Mister Car Wash, Inc.	35,540	285,031
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Mobileye Global, Inc., Class A	14,531	$240,125
*	Mohawk Industries, Inc.	16,465	2,013,670
	Monarch Casino & Resort, Inc.	1,391	118,708
	Monro, Inc.	8,192	160,891
*	Motorcar Parts of America, Inc.	3,911	25,930
	Movado Group, Inc.	5,303	101,393
*	National Vision Holdings, Inc.	21,814	248,680
	Newell Brands, Inc.	99,339	989,416
*	ODP Corp.	8,840	199,784
	OneSpaWorld Holdings Ltd.	15,698	335,309
*	OneWater Marine, Inc., Class A	3,425	61,890
	Oxford Industries, Inc.	4,559	382,318
	Patrick Industries, Inc.	9,679	940,218
*	Penn Entertainment, Inc.	17,997	370,738
	Penske Automotive Group, Inc.	13,266	2,197,248
	Perdoceo Education Corp.	20,573	592,091
*	Petco Health & Wellness Co., Inc.	46,674	159,625
*	PetMed Express, Inc.	3,703	17,626
	Phinia, Inc.	11,319	576,024
*	Playa Hotels & Resorts NV	50,237	615,906
	Polaris, Inc.	7,733	368,864
#*	Portillo's, Inc., Class A	13,264	184,502
	PVH Corp.	16,778	1,503,309
	RCI Hospitality Holdings, Inc.	1,296	71,980
	Rocky Brands, Inc.	2,544	63,702
*	Sally Beauty Holdings, Inc.	24,318	264,337
	Shoe Carnival, Inc.	9,081	245,732
	Signet Jewelers Ltd.	11,767	696,959
*	Skechers USA, Inc., Class A	20,139	1,517,272
	Sonic Automotive, Inc., Class A	7,204	534,897
*	Sportsman's Warehouse Holdings, Inc.	7,326	14,945
	Standard Motor Products, Inc.	6,061	188,012
*	Stitch Fix, Inc., Class A	31,611	148,888
*	Stoneridge, Inc.	8,561	44,260
	Strategic Education, Inc.	6,343	623,073
*	Strattec Security Corp.	1,052	39,408

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stride, Inc.	6,996	$943,760
	Superior Group of Cos., Inc.	3,288	49,616
*	Target Hospitality Corp.	7,206	69,394
*	Taylor Morrison Home Corp.	28,582	1,842,396
#	Thor Industries, Inc.	13,591	1,397,698
*	Tile Shop Holdings, Inc.	11,776	88,791
*	Tilly's, Inc., Class A	7,075	30,635
	Toll Brothers, Inc.	4,120	559,537
*	Topgolf Callaway Brands Corp.	46,821	368,013
*	Traeger, Inc.	14,917	36,398
*	Tri Pointe Homes, Inc.	27,021	995,994
*	Under Armour, Inc. (UA US), Class C	56,566	425,942
*	Under Armour, Inc. (UAA US), Class A	48,418	404,290
*	Unifi, Inc.	6,055	38,328
*	Universal Electronics, Inc.	3,207	32,070
	Upbound Group, Inc.	12,419	364,373
*	Urban Outfitters, Inc.	25,412	1,408,333
*	Vera Bradley, Inc.	8,302	31,050
*	Visteon Corp.	5,507	462,918
*	VOXX International Corp.	3,933	29,026
	Weyco Group, Inc.	3,084	110,222
#	Whirlpool Corp.	9,052	950,551
	Winnebago Industries, Inc.	7,871	376,234
	Worthington Enterprises, Inc.	11,339	475,104
*	Zumiez, Inc.	7,253	115,758
TOTAL CONSUMER DISCRETIONARY			79,236,125
CONSUMER STAPLES — (4.4%)
	Andersons, Inc.	10,801	440,141
	B&G Foods, Inc.	20,676	133,981
*	Boston Beer Co., Inc. , Class A	1,696	425,136
	Calavo Growers, Inc.	4,213	96,436
	Campbell's Co.	38,045	1,475,005
*	Central Garden & Pet Co. (CENT US)	3,200	116,768
*	Central Garden & Pet Co. (CENTA US), Class A	15,067	469,940
*	Chefs' Warehouse, Inc.	3,220	173,429
*	Coty, Inc., Class A	90,378	662,471
	Dole PLC	20,597	280,531
	Edgewell Personal Care Co.	14,529	483,816
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Flowers Foods, Inc.	26,999	$527,830
	Fresh Del Monte Produce, Inc.	15,976	487,108
*	Grocery Outlet Holding Corp.	26,318	426,088
*	Hain Celestial Group, Inc.	15,882	80,363
	Ingles Markets, Inc., Class A	4,152	274,945
	Ingredion, Inc.	11,248	1,534,677
	J&J Snack Foods Corp.	2,404	329,901
	J.M. Smucker Co.	22,115	2,363,872
	John B Sanfilippo & Son, Inc.	1,647	119,144
	Limoneira Co.	403	9,293
*	Mission Produce, Inc.	12,964	154,142
	Molson Coors Beverage Co., Class B	46,009	2,518,993
	Natural Grocers by Vitamin Cottage, Inc.	6,617	288,104
*	Nature's Sunshine Products, Inc.	5,004	69,606
	Nu Skin Enterprises, Inc., Class A	6,126	40,125
	Oil-Dri Corp. of America	4,158	174,719
*	Olaplex Holdings, Inc.	24,143	37,663
*	Post Holdings, Inc.	18,125	1,924,150
	PriceSmart, Inc.	7,515	683,640
*	Seneca Foods Corp. (SENEA US), Class A	1,485	108,271
*	Simply Good Foods Co.	16,076	610,888
	SpartanNash Co.	9,063	165,219
	Spectrum Brands Holdings, Inc.	8,084	683,583
	Tootsie Roll Industries, Inc.	6,356	197,417
*	TreeHouse Foods, Inc.	13,511	466,400
*	U.S. Foods Holding Corp.	25,270	1,792,401
*	United Natural Foods, Inc.	14,035	417,401
*	USANA Health Sciences, Inc.	4,700	153,079
	Utz Brands, Inc.	5,423	72,451
	Village Super Market, Inc., Class A	3,681	125,559
	Walgreens Boots Alliance, Inc.	18,138	186,459

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	7,829	$528,927
TOTAL CONSUMER STAPLES			22,310,072
ENERGY — (3.3%)
*	Antero Resources Corp.	70,190	2,619,491
	Archrock, Inc.	30,594	859,385
#	Atlas Energy Solutions, Inc.	13,911	319,397
*	Bristow Group, Inc.	7,934	264,758
	ChampionX Corp.	5,423	155,315
*	Clean Energy Fuels Corp.	64,734	214,269
	Core Laboratories, Inc.	1,891	32,090
	Delek U.S. Holdings, Inc.	17,167	306,603
*	DMC Global, Inc.	7,150	58,201
	Energy Services of America Corp.	3,774	45,326
*	Expro Group Holdings NV	27,634	349,017
*	Forum Energy Technologies, Inc.	3,806	68,965
*	Geospace Technologies Corp.	3,758	34,160
*	Gulf Island Fabrication, Inc.	6,400	45,888
*	Helix Energy Solutions Group, Inc.	55,755	447,155
	HF Sinclair Corp.	46,698	1,684,864
*	Innovex International, Inc.	9,073	141,357
	Kodiak Gas Services, Inc.	13,539	633,354
*	Kosmos Energy Ltd.	93,531	297,429
*	Mammoth Energy Services, Inc.	8,954	26,772
*	National Energy Services Reunited Corp.	3,166	29,919
*	Natural Gas Services Group, Inc.	4,461	116,744
	NOV, Inc.	87,966	1,271,109
*	NPK International, Inc.	31,317	216,714
*	Oil States International, Inc.	15,718	79,847
	Patterson-UTI Energy, Inc.	102,790	829,515
*	ProPetro Holding Corp.	29,520	262,138
	Range Resources Corp.	9,966	369,141
		Shares	Value†
ENERGY — (Continued)
	Ranger Energy Services, Inc., Class A	1,600	$26,224
*	REX American Resources Corp.	5,981	249,527
	RPC, Inc.	61,385	376,290
	Select Water Solutions, Inc.	39,531	494,137
	Sitio Royalties Corp., Class A	13,642	274,750
	TechnipFMC PLC	60,622	1,821,691
*	TETRA Technologies, Inc.	30,200	125,330
#*	Transocean Ltd.	230,405	903,188
	World Kinect Corp.	22,121	625,361
TOTAL ENERGY			16,675,421
FINANCIALS — (28.4%)
	1st Source Corp.	4,040	253,389
*	Acacia Research Corp.	17,209	75,031
	ACNB Corp.	1,876	77,104
	Affiliated Managers Group, Inc.	7,249	1,362,377
	Alerus Financial Corp.	4,356	92,086
	Ally Financial, Inc.	61,288	2,388,393
#*	AlTi Global, Inc.	2,937	11,425
	Amalgamated Financial Corp.	7,220	252,267
*	Ambac Financial Group, Inc.	13,700	159,331
	Amerant Bancorp, Inc.	7,261	168,455
	American Coastal Insurance Corp.	2,544	31,011
	American Financial Group, Inc.	4,900	669,144
	Ameris Bancorp	15,570	1,022,171
	Ames National Corp.	2,367	42,914
	Arrow Financial Corp.	3,500	93,135
	Associated Banc-Corp.	36,898	927,616
	Associated Capital Group, Inc., Class A	306	11,190
	Assurant, Inc.	2,042	439,418
	Assured Guaranty Ltd.	13,489	1,276,059
#	Atlantic Union Bankshares Corp.	23,910	903,081
*	Atlanticus Holdings Corp.	3,806	226,343
	Axis Capital Holdings Ltd.	20,660	1,880,473
*	Axos Financial, Inc.	15,445	1,080,069
	BancFirst Corp.	4,506	536,574
	Bank First Corp.	1,396	141,247
	Bank of Hawaii Corp.	3,106	231,428
	Bank of Marin Bancorp	3,417	86,348

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son Ltd.	6,684	$245,236
	Bank OZK	25,115	1,275,591
	Bank7 Corp.	1,559	66,975
	BankFinancial Corp.	3,100	41,788
	BankUnited, Inc.	15,753	647,606
	Bankwell Financial Group, Inc.	1,826	56,935
	Banner Corp.	7,043	497,729
	Bar Harbor Bankshares	4,147	131,377
	BayCom Corp.	3,607	100,960
	BCB Bancorp, Inc.	4,329	46,883
	Berkshire Hills Bancorp, Inc.	12,095	355,714
*	Blue Foundry Bancorp	4,624	45,084
*	Blue Ridge Bankshares, Inc.	16,260	54,796
	BOK Financial Corp.	12,691	1,401,340
	Bread Financial Holdings, Inc.	9,879	625,637
*	Bridgewater Bancshares, Inc.	5,951	84,028
*	Brighthouse Financial, Inc.	14,152	873,320
	Brookline Bancorp, Inc.	19,919	243,609
	Burke & Herbert Financial Services Corp.	1,631	104,890
	Business First Bancshares, Inc.	6,189	167,041
	Byline Bancorp, Inc.	9,356	274,505
	C&F Financial Corp.	728	55,634
	Cadence Bank	41,688	1,467,418
*	California BanCorp	1,658	27,523
	Camden National Corp.	3,347	151,820
	Capital Bancorp, Inc.	2,331	72,308
	Capital City Bank Group, Inc.	5,210	192,197
	Capitol Federal Financial, Inc.	30,094	179,059
*	Carter Bankshares, Inc.	6,178	108,856
	Cass Information Systems, Inc.	2,575	106,064
	Cathay General Bancorp	18,524	879,705
	Central Pacific Financial Corp.	7,383	220,678
	Chemung Financial Corp.	1,081	54,645
	ChoiceOne Financial Services, Inc.	493	16,520
	Citizens & Northern Corp.	3,770	80,414
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Services, Inc.	296	$18,127
	City Holding Co.	1,843	217,714
	Civista Bancshares, Inc.	3,868	85,328
	CNB Financial Corp.	4,521	114,381
	CNO Financial Group, Inc.	21,516	859,349
*	Coastal Financial Corp.	1,706	152,141
	Colony Bankcorp, Inc.	4,760	80,206
	Columbia Banking System, Inc.	34,865	972,734
*	Columbia Financial, Inc.	13,551	200,419
	Comerica, Inc.	26,109	1,757,658
	Commerce Bancshares, Inc.	12,487	834,132
	Community Financial System, Inc.	7,427	486,691
	Community Trust Bancorp, Inc.	5,338	285,636
	Community West Bancshares	3,839	74,822
	ConnectOne Bancorp, Inc.	10,514	266,425
*	Consumer Portfolio Services, Inc.	5,067	60,095
*	CrossFirst Bankshares, Inc.	12,402	201,408
	Cullen/Frost Bankers, Inc.	10,846	1,511,932
*	Customers Bancorp, Inc.	6,486	369,572
	CVB Financial Corp.	33,015	688,033
	Diamond Hill Investment Group, Inc.	203	30,458
	DigitalBridge Group, Inc.	15,355	168,444
	Dime Community Bancshares, Inc.	10,819	337,877
	Donegal Group, Inc. (DGICA US), Class A	7,840	116,267
	Eagle Bancorp Montana, Inc.	1,400	21,560
	Eagle Bancorp, Inc.	6,488	170,050
	East West Bancorp, Inc.	21,537	2,217,665
	Eastern Bankshares, Inc.	41,855	768,458
*	eHealth, Inc.	4,688	46,599
	Employers Holdings, Inc.	7,389	363,243
	Enact Holdings, Inc.	14,464	488,594

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Encore Capital Group, Inc.	5,233	$259,034
*	Enova International, Inc.	9,073	1,019,079
*	Enstar Group Ltd.	1,017	332,549
	Enterprise Bancorp, Inc.	2,368	100,237
	Enterprise Financial Services Corp.	7,601	454,844
	Equity Bancshares, Inc., Class A	4,772	208,059
	Esquire Financial Holdings, Inc.	1,620	144,779
	Essent Group Ltd.	23,911	1,392,816
	Evans Bancorp, Inc.	1,450	62,872
*	EZCORP, Inc., Class A	16,554	198,814
	F&G Annuities & Life, Inc.	3,011	138,235
	Farmers & Merchants Bancorp, Inc.	2,596	70,533
	Farmers National Banc Corp.	7,927	109,076
	FB Financial Corp.	8,823	465,943
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,949	385,473
	Fidelis Insurance Holdings Ltd.	1,467	24,206
*	Finance of America Cos., Inc., Class A	536	13,379
	Financial Institutions, Inc.	4,235	111,677
	First American Financial Corp.	20,521	1,297,338
	First BanCorp	40,277	836,151
	First Bancorp, Inc.	2,747	70,982
	First Bancorp/Southern Pines NC	8,383	369,942
	First Bancshares, Inc.	6,738	258,402
	First Bank	5,876	89,374
	First Busey Corp.	12,960	314,669
	First Business Financial Services, Inc.	2,501	129,202
	First Commonwealth Financial Corp.	21,455	357,869
	First Community Bankshares, Inc.	4,987	216,286
	First Community Corp.	600	15,558
	First Financial Bancorp	25,997	728,436
	First Financial Corp.	3,398	163,750
	First Foundation, Inc.	14,504	74,696
	First Hawaiian, Inc.	25,058	692,102
	First Horizon Corp.	98,822	2,163,214
	First Internet Bancorp	2,330	75,888
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	19,616	$646,347
	First Merchants Corp.	11,719	520,792
	First Mid Bancshares, Inc.	4,899	185,819
	First Northwest Bancorp	1,286	14,082
	First of Long Island Corp.	5,557	72,241
	First United Corp.	1,585	51,639
*	First Western Financial, Inc.	1,560	32,916
	FirstCash Holdings, Inc.	1,697	185,228
	Five Star Bancorp	1,724	52,427
	Flushing Financial Corp.	8,161	113,846
	FNB Corp.	80,047	1,255,937
#	Franklin Resources, Inc.	63,780	1,418,467
	FS Bancorp, Inc.	2,327	94,104
	Fulton Financial Corp.	38,863	790,473
*	FVCBankcorp, Inc.	731	8,823
*	Genworth Financial, Inc.	110,404	798,221
	German American Bancorp, Inc.	6,638	274,349
	Glacier Bancorp, Inc.	2,279	113,198
	Globe Life, Inc.	11,732	1,432,360
	Great Southern Bancorp, Inc.	3,335	196,065
*	Green Dot Corp., Class A	10,197	90,447
*	Greenlight Capital Re Ltd., Class A	9,735	131,423
	Guaranty Bancshares, Inc.	2,732	112,313
	Hancock Whitney Corp.	19,027	1,136,673
	Hanmi Financial Corp.	8,841	212,361
	HarborOne Bancorp, Inc.	9,845	107,015
	HBT Financial, Inc.	5,527	134,417
	HCI Group, Inc.	871	106,201
	Heartland Financial USA, Inc.	9,144	591,342
	Heritage Commerce Corp.	13,437	130,205
	Heritage Financial Corp.	7,764	199,535
*	Heritage Insurance Holdings, Inc.	7,900	86,979
	Hingham Institution For Savings	293	74,788
*	Hippo Holdings, Inc.	4,803	134,484
	Home Bancorp, Inc.	2,324	116,665

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	46,188	$1,394,416
*	HomeStreet, Inc.	3,100	31,217
	HomeTrust Bancshares, Inc.	3,920	144,138
	Hope Bancorp, Inc.	25,287	294,846
	Horace Mann Educators Corp.	7,720	298,224
	Horizon Bancorp, Inc.	10,969	184,170
	Independent Bank Corp. (IBCP US)	6,289	228,920
	Independent Bank Corp. (INDB US)	9,144	614,111
	International Bancshares Corp.	14,332	944,335
	Invesco Ltd.	67,497	1,297,967
	Investar Holding Corp.	2,295	43,766
	Investors Title Co.	499	112,450
	Jackson Financial, Inc., Class A	18,669	1,759,367
	James River Group Holdings Ltd.	4,747	22,691
	Janus Henderson Group PLC	35,256	1,584,052
	Jefferies Financial Group, Inc.	17,353	1,334,272
	Kearny Financial Corp.	13,977	96,441
	Kemper Corp.	13,896	933,533
*	Kingstone Cos., Inc.	2,445	41,541
	Lakeland Financial Corp.	3,400	231,336
	LCNB Corp.	2,465	38,109
*	LendingClub Corp.	22,741	306,776
	Live Oak Bancshares, Inc.	7,833	277,993
	MainStreet Bancshares, Inc.	866	14,384
	Mercantile Bank Corp.	4,671	227,992
	Merchants Bancorp	9,013	377,915
	Mercury General Corp.	11,290	562,694
	Meridian Corp.	1,862	31,133
	Metrocity Bankshares, Inc.	3,571	110,201
*	Metropolitan Bank Holding Corp.	2,679	171,804
	MGIC Investment Corp.	60,822	1,553,394
	Mid Penn Bancorp, Inc.	3,685	110,992
	Midland States Bancorp, Inc.	5,990	115,367
	MidWestOne Financial Group, Inc.	3,713	117,442
*	Mr. Cooper Group, Inc.	10,331	1,072,461
		Shares	Value†
FINANCIALS — (Continued)
	MVB Financial Corp.	2,600	$50,726
	National Bank Holdings Corp., Class A	7,887	340,166
	National Bankshares, Inc.	833	24,482
	Navient Corp.	31,054	424,508
	NBT Bancorp, Inc.	9,615	457,962
*	NCR Atleos Corp.	2,364	75,317
	Nelnet, Inc., Class A	6,405	705,639
	Nicolet Bankshares, Inc.	3,733	418,581
*	NMI Holdings, Inc.	22,575	871,847
	Northeast Bank	2,260	228,712
	Northeast Community Bancorp, Inc.	3,060	75,888
	Northfield Bancorp, Inc.	10,583	123,504
	Northrim BanCorp, Inc.	1,563	133,058
	Northwest Bancshares, Inc.	31,243	412,720
	Norwood Financial Corp.	406	10,808
	Oak Valley Bancorp	1,180	30,527
	OceanFirst Financial Corp.	16,078	288,761
	OFG Bancorp	12,504	534,046
	Old National Bancorp	73,420	1,751,067
	Old Republic International Corp.	55,350	2,024,703
	Old Second Bancorp, Inc.	9,604	180,459
	OneMain Holdings, Inc.	25,377	1,409,439
*	Onity Group, Inc.	2,286	82,570
	OP Bancorp	4,129	54,833
*	Oportun Financial Corp.	6,699	30,815
	Oppenheimer Holdings, Inc., Class A	2,246	154,570
	Orange County Bancorp, Inc.	1,392	36,011
	Origin Bancorp, Inc.	6,286	238,365
	Orrstown Financial Services, Inc.	5,375	195,328
*	Oscar Health, Inc., Class A	35,645	591,707
	Pacific Premier Bancorp, Inc.	20,144	521,730
	Park National Corp.	3,707	629,115
	Parke Bancorp, Inc.	2,375	48,070
	Pathward Financial, Inc.	5,084	405,347
*	Paysafe Ltd.	13,319	258,389
	PCB Bancorp	3,867	74,594

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peapack-Gladstone Financial Corp.	4,526	$143,248
	Penns Woods Bancorp, Inc.	1,210	36,820
	PennyMac Financial Services, Inc.	11,920	1,247,905
	Peoples Bancorp of North Carolina, Inc.	700	19,943
	Peoples Bancorp, Inc.	8,185	267,240
	Peoples Financial Services Corp.	2,077	106,903
	Pinnacle Financial Partners, Inc.	15,538	1,938,676
*	Ponce Financial Group, Inc.	7,900	104,833
	Popular, Inc.	14,542	1,496,953
*	PRA Group, Inc.	8,814	194,878
	Preferred Bank	3,603	329,170
	Premier Financial Corp.	7,771	216,267
	Primis Financial Corp.	6,655	73,804
	Princeton Bancorp, Inc.	25	763
*	ProAssurance Corp.	11,478	171,711
	PROG Holdings, Inc.	231	9,875
	Prosperity Bancshares, Inc.	18,803	1,504,240
*	Provident Bancorp, Inc.	3,770	44,147
	Provident Financial Services, Inc.	29,907	555,373
	QCR Holdings, Inc.	4,338	337,323
	Radian Group, Inc.	31,438	1,069,521
	RBB Bancorp	4,729	88,952
	Red River Bancshares, Inc.	1,569	87,550
	Regional Management Corp.	2,260	80,885
	Reinsurance Group of America, Inc.	1,304	297,129
	RenaissanceRe Holdings Ltd.	6,405	1,489,675
	Renasant Corp.	15,036	584,600
*	Repay Holdings Corp.	21,002	156,885
	Republic Bancorp, Inc., Class A	4,245	277,835
	Richmond Mutual BanCorp, Inc.	550	7,931
	Riverview Bancorp, Inc.	4,900	27,636
	S&T Bancorp, Inc.	9,881	389,707
	Safety Insurance Group, Inc.	3,227	254,965
	Sandy Spring Bancorp, Inc.	7,206	243,779
	Seacoast Banking Corp. of Florida	18,358	522,285
		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	2,842	$35,156
*	Selectquote, Inc.	34,717	149,630
	Shore Bancshares, Inc.	7,289	119,175
	Sierra Bancorp	4,635	139,699
	Simmons First National Corp., Class A	27,763	630,775
*	SiriusPoint Ltd.	42,599	620,241
*	Skyward Specialty Insurance Group, Inc.	3,323	147,142
	SLM Corp.	24,003	669,924
	SmartFinancial, Inc.	4,132	145,694
*	SoFi Technologies, Inc.	91,974	1,451,350
	South Plains Financial, Inc.	3,123	112,209
*	Southern First Bancshares, Inc.	1,200	44,160
	Southern Missouri Bancorp, Inc.	2,534	149,962
	Southern States Bancshares, Inc.	1,582	52,016
	Southside Bancshares, Inc.	5,695	178,994
	SouthState Corp.	22,551	2,381,160
	Stellar Bancorp, Inc.	7,456	211,750
	Stewart Information Services Corp.	6,712	437,555
	Stock Yards Bancorp, Inc.	3,787	279,140
*	StoneX Group, Inc.	6,135	671,905
	Synovus Financial Corp.	28,653	1,616,602
	Territorial Bancorp, Inc.	1,638	14,791
*	Texas Capital Bancshares, Inc.	12,830	1,012,929
	TFS Financial Corp.	24,338	333,917
*	Third Coast Bancshares, Inc.	1,729	62,330
	Timberland Bancorp, Inc.	2,200	66,044
	Tiptree, Inc.	10,446	209,338
	Tompkins Financial Corp.	2,820	197,597
	Towne Bank	16,686	596,858
	TriCo Bancshares	6,714	294,543
*	Triumph Financial, Inc.	3,826	294,832
	TrustCo Bank Corp.	5,545	178,327
	Trustmark Corp.	12,450	466,875
	UMB Financial Corp.	7,051	831,313
	United Bankshares, Inc.	29,783	1,146,645

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Community Banks, Inc.	25,443	$843,944
	United Fire Group, Inc.	5,293	131,319
	Unity Bancorp, Inc.	2,451	118,506
	Universal Insurance Holdings, Inc.	7,418	143,464
	Univest Financial Corp.	8,024	243,849
	Unum Group	41,877	3,193,121
	USCB Financial Holdings, Inc.	1,170	22,207
	Valley National Bancorp	94,474	971,193
*	Velocity Financial, Inc.	3,648	67,634
	Veritex Holdings, Inc.	10,667	285,876
	Virginia National Bankshares Corp.	813	29,642
	Virtus Investment Partners, Inc.	1,211	241,595
	WaFd, Inc.	17,936	532,340
	Walker & Dunlop, Inc.	5,003	480,638
	Washington Trust Bancorp, Inc.	4,693	153,790
	Waterstone Financial, Inc.	3,929	53,984
	Webster Financial Corp.	31,614	1,904,427
	WesBanco, Inc.	18,296	641,092
	West BanCorp, Inc.	4,789	105,023
	Westamerica BanCorp	3,878	200,725
	Western Alliance Bancorp	21,684	1,905,373
	Western New England Bancorp, Inc.	5,200	48,984
	Westwood Holdings Group, Inc.	546	8,403
	White Mountains Insurance Group Ltd.	584	1,128,557
	Wintrust Financial Corp.	15,229	1,992,105
*	World Acceptance Corp.	1,270	179,273
	WSFS Financial Corp.	14,092	789,152
	Zions Bancorp NA	33,088	1,914,472
TOTAL FINANCIALS			143,561,115
HEALTH CARE — (7.6%)
*	2seventy bio, Inc.	10,426	27,733
*	89bio, Inc.	4,019	38,582
*	Acadia Healthcare Co., Inc.	9,818	442,890
*	Accolade, Inc.	24,300	167,427
*	ACELYRIN, Inc.	5,542	10,918
*	AdaptHealth Corp.	23,246	251,522
		Shares	Value†
HEALTH CARE — (Continued)
*	Addus HomeCare Corp.	4,928	$616,788
*	Adverum Biotechnologies, Inc.	2,863	12,082
*	Alector, Inc.	7,785	12,923
*	Aligos Therapeutics, Inc.	960	24,768
*	Allogene Therapeutics, Inc.	34,225	61,605
*	Amedisys, Inc.	5,253	485,903
*	AMN Healthcare Services, Inc.	4,966	136,664
*	Amphastar Pharmaceuticals, Inc.	6,571	229,131
*	Amylyx Pharmaceuticals, Inc.	4,838	17,659
*	AngioDynamics, Inc.	10,541	120,273
*	ANI Pharmaceuticals, Inc.	2,976	174,513
*	Anika Therapeutics, Inc.	3,278	55,923
*	Annexon, Inc.	14,161	54,378
*	Arcturus Therapeutics Holdings, Inc.	2,347	39,829
*	Artivion, Inc.	1,364	42,229
*	Astrana Health, Inc.	2,038	75,141
*	Atea Pharmaceuticals, Inc.	21,815	66,754
*	Aura Biosciences, Inc.	3,136	24,618
*	Avanos Medical, Inc.	12,901	222,155
*	Avidity Biosciences, Inc.	9,060	298,346
*	Azenta, Inc.	15,168	819,830
*	Bio-Rad Laboratories, Inc., Class A	4,541	1,638,756
*	Black Diamond Therapeutics, Inc.	8,396	21,998
*	Brookdale Senior Living, Inc.	30,484	141,141
*	Castle Biosciences, Inc.	6,750	190,823
*	Certara, Inc.	53,118	755,869
*	Charles River Laboratories International, Inc.	9,443	1,555,829
	Concentra Group Holdings Parent, Inc.	7,504	174,918
	CONMED Corp.	4,230	303,629
*	CRISPR Therapeutics AG	635	26,410
*	Cross Country Healthcare, Inc.	9,662	176,042
*	CryoPort, Inc.	9,739	73,432

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cullinan Therapeutics, Inc.	17,497	$184,768
*	Definitive Healthcare Corp.	14,547	70,698
	Dentsply Sirona, Inc.	34,817	687,984
*	Design Therapeutics, Inc.	5,303	25,720
*	DocGo, Inc.	7,967	38,959
*	Dynavax Technologies Corp.	15,134	197,499
*	Editas Medicine, Inc.	16,985	22,250
*	Elanco Animal Health, Inc.	49,960	601,019
*	Electromed, Inc.	753	25,903
*	Emergent BioSolutions, Inc.	10,065	113,231
*	Enanta Pharmaceuticals, Inc.	1,894	9,678
*	Enhabit, Inc.	14,914	125,278
*	Enovis Corp.	13,478	633,196
*	Entrada Therapeutics, Inc.	5,442	73,140
*	Envista Holdings Corp.	36,712	753,330
*	Erasca, Inc.	40,267	76,105
*	Evolent Health, Inc., Class A	16,409	171,474
*	Fate Therapeutics, Inc.	33,678	43,781
*	FONAR Corp.	1,044	16,443
*	Fulcrum Therapeutics, Inc.	9,621	38,099
*	Fulgent Genetics, Inc.	7,571	125,981
*	GoodRx Holdings, Inc., Class A	11,452	54,626
*	Harvard Bioscience, Inc.	8,951	15,306
*	Health Catalyst, Inc.	14,727	82,913
	HealthStream, Inc.	7,384	241,088
*	ICU Medical, Inc.	3,032	498,340
*	InfuSystem Holdings, Inc.	3,612	29,221
*	Innoviva, Inc.	23,400	436,176
*	Inogen, Inc.	6,700	78,323
*	Instil Bio, Inc.	1,129	25,132
*	Integer Holdings Corp.	8,105	1,152,693
*	Integra LifeSciences Holdings Corp.	18,618	485,930
*	Intellia Therapeutics, Inc.	18,157	187,380
*	iTeos Therapeutics, Inc.	9,434	71,132
*	Jazz Pharmaceuticals PLC	11,155	1,387,347
*	Kewaunee Scientific Corp.	778	50,025
		Shares	Value†
HEALTH CARE — (Continued)
*	Kodiak Sciences, Inc.	8,592	$54,989
*	Kura Oncology, Inc.	9,492	75,082
*	LENSAR, Inc.	858	9,524
*	LifeStance Health Group, Inc.	20,669	164,732
*	Ligand Pharmaceuticals, Inc.	3,614	421,212
*	LivaNova PLC	1,776	88,711
*	MacroGenics, Inc.	1,996	5,988
*	MaxCyte, Inc.	22,438	101,195
*	Monte Rosa Therapeutics, Inc.	8,803	58,628
*	Myriad Genetics, Inc.	18,900	239,463
	National HealthCare Corp.	4,992	512,529
*	Neogen Corp.	46,914	537,634
*	Neumora Therapeutics, Inc.	16,157	31,183
*	Nkarta, Inc.	16,547	38,720
*	Nuvation Bio, Inc.	25,819	59,642
*	Olema Pharmaceuticals, Inc.	11,243	68,695
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	OmniAb, Inc. (OABI UQ)	30,768	99,073
*	Omnicell, Inc.	9,867	443,916
*	OptimizeRx Corp.	4,689	26,024
*	Option Care Health, Inc.	24,169	747,306
*	OraSure Technologies, Inc.	20,002	80,408
*	Organogenesis Holdings, Inc.	30,657	112,818
*	ORIC Pharmaceuticals, Inc.	2,838	29,572
*	Orthofix Medical, Inc.	6,221	114,031
*	OrthoPediatrics Corp.	6,213	149,112
*	Owens & Minor, Inc.	22,914	326,295
*	Pacira BioSciences, Inc.	12,421	327,045
	Patterson Cos., Inc.	22,500	696,375
*††	PDL BioPharma, Inc.	11,311	6,560
*	Pediatrix Medical Group, Inc.	14,968	209,253
*	Performant Healthcare, Inc.	9,825	23,187
	Perrigo Co. PLC	32,978	821,482
	Phibro Animal Health Corp., Class A	5,400	117,774
*	Pliant Therapeutics, Inc.	10,435	112,176
	Premier, Inc., Class A	25,991	588,956

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	8,568	$657,765
*	Progyny, Inc.	5,278	122,291
*	Puma Biotechnology, Inc.	10,275	29,695
*	Quanterix Corp.	7,488	68,815
*	QuidelOrtho Corp.	8,281	359,892
*	Quipt Home Medical Corp.	6,574	21,234
*	REGENXBIO, Inc.	11,500	92,805
*	Relay Therapeutics, Inc.	26,222	117,212
	Revvity, Inc.	7,965	1,004,625
*	Sage Therapeutics, Inc.	7,424	53,824
*	Sagimet Biosciences, Inc., Class A	4,432	19,501
#*	Sana Biotechnology, Inc.	33,962	109,358
	Select Medical Holdings Corp.	24,643	484,728
#*	Semler Scientific, Inc.	1,882	97,789
*	Sensus Healthcare, Inc.	2,727	22,457
	SIGA Technologies, Inc.	9,713	58,084
	Simulations Plus, Inc.	2,379	81,647
*	Solid Biosciences, Inc.	5,367	17,067
*	STAAR Surgical Co.	3,197	77,335
*	Supernus Pharmaceuticals, Inc.	10,930	419,384
*	Surgery Partners, Inc.	26,469	674,695
*	Sutro Biopharma, Inc.	11,860	22,771
*	Tactile Systems Technology, Inc.	4,369	76,501
*	Tango Therapeutics, Inc.	11,693	34,845
*	Teladoc Health, Inc.	27,118	275,519
*	Tenet Healthcare Corp.	3,778	532,282
*	Terns Pharmaceuticals, Inc.	19,433	86,671
*	TruBridge, Inc.	4,455	110,573
*	TScan Therapeutics, Inc.	5,878	15,106
	U.S. Physical Therapy, Inc.	1,361	120,734
	Universal Health Services, Inc., Class B	8,269	1,559,203
	Utah Medical Products, Inc.	718	43,963
*	Vanda Pharmaceuticals, Inc.	17,253	76,086
*	Varex Imaging Corp.	11,638	159,906
		Shares	Value†
HEALTH CARE — (Continued)
*	Ventyx Biosciences, Inc.	4,919	$9,887
*	Veracyte, Inc.	18,518	842,199
	Viatris, Inc.	269,506	3,040,028
*	Vir Biotechnology, Inc.	25,308	263,203
*	Voyager Therapeutics, Inc.	13,775	75,074
*	Xencor, Inc.	10,017	183,111
*	Zimvie, Inc.	5,631	77,933
*	Zymeworks, Inc.	17,488	255,325
TOTAL HEALTH CARE			38,370,012
INDUSTRIALS — (18.0%)
*	3D Systems Corp.	5,391	19,408
*	AAR Corp.	11,705	793,131
	ABM Industries, Inc.	17,763	947,834
	ACCO Brands Corp.	28,063	147,611
	Acme United Corp.	800	29,000
	Acuity Brands, Inc.	4,242	1,409,998
*	AerSale Corp.	3,512	23,776
	AGCO Corp.	16,926	1,767,582
	Air Lease Corp.	37,705	1,741,971
	Alamo Group, Inc.	3,558	660,222
	Albany International Corp., Class A	2,522	203,652
	Alight, Inc., Class A	124,595	853,476
	Allient, Inc.	4,747	119,672
*	Alpha Pro Tech Ltd.	1,796	9,609
	Alta Equipment Group, Inc.	6,851	50,012
*	Ameresco, Inc., Class A	8,612	194,890
*	American Woodmark Corp.	4,932	384,006
*	API Group Corp.	651	24,836
	Apogee Enterprises, Inc.	6,087	310,559
	ArcBest Corp.	7,233	691,547
	Arcosa, Inc.	13,644	1,382,137
	Argan, Inc.	3,568	488,102
	Aris Water Solutions, Inc., Class A	5,934	151,495
	Astec Industries, Inc.	5,997	209,355
*	Astronics Corp. (ATRO US)	8,264	146,273
*	Asure Software, Inc.	5,807	68,639
	Atkore, Inc.	1,500	122,160
	AZZ, Inc.	6,573	563,898
*	Beacon Roofing Supply, Inc.	3,059	362,002
	BGSF, Inc.	1,600	8,368
*	BlueLinx Holdings, Inc.	2,911	313,748
	Boise Cascade Co.	11,682	1,473,801
*	Bowman Consulting Group Ltd.	3,379	85,928
	Brady Corp., Class A	9,439	703,111

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BrightView Holdings, Inc.	24,156	$380,699
*	CACI International, Inc., Class A	3,122	1,205,904
*	Cadeler AS (CDLR US), ADR	1,975	41,297
*	Chart Industries, Inc.	4,360	922,532
	Civeo Corp.	3,828	90,111
#*	Clarivate PLC	93,048	504,320
	CNH Industrial NV	291,438	3,753,721
	Columbus McKinnon Corp.	8,005	291,542
*	Commercial Vehicle Group, Inc.	6,639	13,876
	Concrete Pumping Holdings, Inc.	13,849	117,163
*	Conduent, Inc.	55,327	219,095
	Covenant Logistics Group, Inc.	6,408	177,566
*	Custom Truck One Source, Inc.	36,203	184,273
	Deluxe Corp.	12,913	299,452
*	Distribution Solutions Group, Inc.	3,023	97,492
*	DLH Holdings Corp.	2,945	22,088
*	DNOW, Inc.	35,551	528,999
	Douglas Dynamics, Inc.	3,383	87,451
*	Ducommun, Inc.	5,134	351,063
	Dun & Bradstreet Holdings, Inc.	113,758	1,399,223
*	DXP Enterprises, Inc.	5,281	534,912
	Eastern Co.	1,614	43,610
	EnerSys	6,535	634,352
	Ennis, Inc.	8,289	171,997
	Enpro, Inc.	5,896	1,094,887
*	Enviri Corp.	21,148	202,598
	Esab Corp.	4,486	555,546
	ESCO Technologies, Inc.	6,267	831,882
	Espey Mfg. & Electronics Corp.	439	12,498
	EVI Industries, Inc.	201	3,485
#*	First Advantage Corp.	34,510	651,549
	Flowserve Corp.	4,745	297,132
*	Forrester Research, Inc.	4,277	65,224
	FTAI Infrastructure, Inc.	17,250	121,095
*	Gates Industrial Corp. PLC	84,425	1,746,753
	GATX Corp.	7,870	1,302,249
*	Gencor Industries, Inc.	3,292	50,664
	Genpact Ltd.	25,350	1,234,291
*	Gibraltar Industries, Inc.	7,371	452,358
	Global Industrial Co.	5,294	130,815
*	GMS, Inc.	9,637	812,785
		Shares	Value†
INDUSTRIALS — (Continued)
	Gorman-Rupp Co.	5,466	$209,785
*	Graham Corp.	3,300	149,886
	Granite Construction, Inc.	7,628	672,332
*	Great Lakes Dredge & Dock Corp.	21,061	231,460
	Greenbrier Cos., Inc.	9,305	616,549
*	GXO Logistics, Inc.	2,132	96,899
	H&E Equipment Services, Inc.	4,420	392,010
*	Hayward Holdings, Inc.	33,896	510,474
*	Healthcare Services Group, Inc.	17,632	195,539
	Heartland Express, Inc.	21,797	249,358
	Heidrick & Struggles International, Inc.	7,441	345,932
	Helios Technologies, Inc.	6,412	286,039
	Herc Holdings, Inc.	116	23,659
	Hexcel Corp.	1,212	79,022
	Hillenbrand, Inc.	15,750	535,343
*	Hillman Solutions Corp.	46,577	465,770
	HNI Corp.	9,979	497,453
	Hub Group, Inc., Class A	16,106	718,489
*	Hudson Global, Inc.	783	10,069
*	Hudson Technologies, Inc.	13,777	79,907
	Huntington Ingalls Industries, Inc.	6,099	1,203,089
	Hurco Cos., Inc.	1,672	35,931
*	Hyliion Holdings Corp.	29,726	69,856
	Hyster-Yale, Inc.	2,887	154,224
*	IBEX Holdings Ltd.	3,896	85,751
	ICF International, Inc.	3,802	443,731
	Insteel Industries, Inc.	6,591	189,096
	Interface, Inc.	18,398	455,534
*	Janus International Group, Inc.	22,834	189,294
	JBT Marel Corp.	2,318	308,294
*	JELD-WEN Holding, Inc.	22,738	202,823
	Kelly Services, Inc., Class A	9,787	137,801
	Kennametal, Inc.	26,704	639,561
*	Kirby Corp.	5,214	569,108
	Knight-Swift Transportation Holdings, Inc.	4,008	228,817
	Korn Ferry	15,978	1,130,124
*	Kratos Defense & Security Solutions, Inc.	6,719	224,213

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	L.B. Foster Co., Class A	3,570	$99,353
	Lindsay Corp.	695	93,262
	LSI Industries, Inc.	6,900	145,383
	Luxfer Holdings PLC	7,317	103,536
*	Manitowoc Co., Inc.	10,482	104,715
	ManpowerGroup, Inc.	12,269	738,839
	Marten Transport Ltd.	17,151	264,125
*	Mastech Digital, Inc.	560	7,823
*	Masterbrand, Inc.	35,086	607,690
*	Matrix Service Co.	9,821	133,173
	Matson, Inc.	8,211	1,164,730
	Matthews International Corp., Class A	8,137	227,755
	Maximus, Inc.	7,307	550,144
*	Mayville Engineering Co., Inc.	6,491	102,882
	McGrath RentCorp	4,406	540,484
*	Mercury Systems, Inc.	14,439	601,962
*	Middleby Corp.	8,362	1,431,073
	Miller Industries, Inc.	3,650	240,791
	MillerKnoll, Inc.	19,276	432,553
*	Mistras Group, Inc.	10,831	107,444
*	Montrose Environmental Group, Inc.	4,218	87,819
*	MRC Global, Inc.	17,929	263,198
	MSC Industrial Direct Co., Inc., Class A	2,496	200,703
	Mueller Industries, Inc.	18,103	1,425,611
*	MYR Group, Inc.	2,928	414,517
	NL Industries, Inc.	5,312	40,902
*	NN, Inc.	10,605	32,239
*	Northwest Pipe Co.	3,517	170,082
*	NV5 Global, Inc.	13,957	262,950
	nVent Electric PLC	355	23,107
*	OPENLANE, Inc.	33,467	679,715
*	Orion Group Holdings, Inc.	9,300	73,284
	Oshkosh Corp.	15,496	1,803,734
*	PAMT Corp.	4,920	78,769
	Park Aerospace Corp.	5,583	80,898
	Park-Ohio Holdings Corp.	3,791	94,320
*	Paycor HCM, Inc.	14,177	313,737
*	Planet Labs PBC	53,622	327,094
	Powell Industries, Inc.	202	48,436
	Preformed Line Products Co.	1,615	242,961
	Primoris Services Corp.	16,168	1,241,217
*	Proto Labs, Inc.	6,849	285,809
	Quad/Graphics, Inc.	5,000	33,600
	Quanex Building Products Corp.	10,484	220,164
*	Radiant Logistics, Inc.	14,977	105,139
	Regal Rexnord Corp.	14,086	2,235,871
		Shares	Value†
INDUSTRIALS — (Continued)
*	Resideo Technologies, Inc.	38,183	$859,881
	Resources Connection, Inc.	9,959	83,656
	REV Group, Inc.	16,236	563,389
	Rush Enterprises, Inc. (RUSHA US), Class A	14,102	856,696
	Rush Enterprises, Inc. (RUSHB US), Class B	3,723	213,402
	Ryder System, Inc.	9,770	1,557,436
	Schneider National, Inc., Class B	29,545	878,964
	Sensata Technologies Holding PLC	33,875	920,045
	Shyft Group, Inc.	7,815	93,858
*	Skillsoft Corp.	600	18,000
	Standex International Corp.	560	102,312
	Stanley Black & Decker, Inc.	18,888	1,663,466
	Steelcase, Inc., Class A	24,785	284,532
*	Stratasys Ltd.	2,251	20,957
*	Sunrun, Inc.	46,556	421,332
*	TaskUS, Inc., Class A	4,974	81,822
*	Taylor Devices, Inc.	698	23,313
	Tennant Co.	2,596	222,010
	Terex Corp.	15,868	763,092
*	Thermon Group Holdings, Inc.	10,515	291,055
	Timken Co.	13,601	1,091,752
*	Titan International, Inc.	18,619	164,406
*	Titan Machinery, Inc.	5,709	106,872
*	Transcat, Inc.	302	23,260
	Trinity Industries, Inc.	19,799	748,996
*	TrueBlue, Inc.	9,044	73,709
	TTEC Holdings, Inc.	7,241	27,371
*	Tutor Perini Corp.	13,959	336,272
	Twin Disc, Inc.	4,046	45,679
	UFP Industries, Inc.	12,828	1,483,558
*	U-Haul Holding Co. (UHAL US)	4,292	312,758
	U-Haul Holding Co. (UHAL/B US)	30,813	1,994,834
*	Ultralife Corp.	4,895	37,104
	UniFirst Corp.	3,714	795,984
	Universal Logistics Holdings, Inc.	6,352	280,885
*	V2X, Inc.	5,928	309,027
	Vestis Corp.	24,423	341,434
	Virco Mfg. Corp.	2,762	30,106
*	VirTra, Inc.	1,814	11,555
	VSE Corp.	3,708	379,514
	Wabash National Corp.	11,785	183,846

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WESCO International, Inc.	13,716	$2,537,460
*	Willdan Group, Inc.	4,998	176,654
	Willis Lease Finance Corp.	977	189,460
TOTAL INDUSTRIALS			90,818,887
INFORMATION TECHNOLOGY — (9.8%)
*	8x8, Inc.	28,880	80,864
*	908 Devices, Inc.	8,901	22,252
*	ADTRAN Holdings, Inc.	6,238	64,688
*	Aeva Technologies, Inc.	6,546	27,755
*	Akamai Technologies, Inc.	9,762	975,224
*	Alpha & Omega Semiconductor Ltd.	7,380	283,540
	Amdocs Ltd.	18,656	1,645,273
	Amkor Technology, Inc.	66,375	1,633,489
*	Amtech Systems, Inc.	200	1,010
*	Arrow Electronics, Inc.	18,498	2,155,942
*	ASGN, Inc.	9,795	864,017
*	Aspen Technology, Inc.	7,363	1,940,519
*	AstroNova, Inc.	670	7,772
*	Aviat Networks, Inc.	2,896	55,169
	Avnet, Inc.	33,784	1,745,281
*	Axcelis Technologies, Inc.	1,500	102,000
	Bel Fuse, Inc. (BELFB US), Class B	3,300	267,630
	Belden, Inc.	3,817	444,566
	Benchmark Electronics, Inc.	12,099	516,143
*	Bill Holdings, Inc.	2,664	257,795
*	Brightcove, Inc.	5,040	22,378
*	Calix, Inc.	6,100	242,048
#*	Cerence, Inc.	8,503	105,947
*	CEVA, Inc.	5,343	172,098
*	Cirrus Logic, Inc.	3,455	347,020
#*	Cleanspark, Inc.	51,833	541,137
*	Clearfield, Inc.	2,357	86,007
*	Coherent Corp.	29,889	2,704,656
*	Cohu, Inc.	12,284	281,426
*	Comtech Telecommunications Corp.	6,636	13,272
*	CoreCard Corp.	532	12,295
*	Crexendo, Inc.	4,183	24,136
	CSP, Inc.	524	10,470
	CTS Corp.	6,806	347,719
*	Daily Journal Corp.	335	137,383
*	Daktronics, Inc.	13,790	226,294
*	Diebold Nixdorf, Inc.	4,753	205,757
*	Digi International, Inc.	8,391	262,219
*	Diodes, Inc.	10,289	606,845
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DoubleVerify Holdings, Inc.	23,135	$476,812
*	DXC Technology Co.	46,314	1,005,940
*	E2open Parent Holdings, Inc.	73,021	192,045
*	Eastman Kodak Co.	16,440	121,492
*	eGain Corp.	5,430	33,123
*	ePlus, Inc.	6,380	509,762
*	EverCommerce, Inc.	1,016	10,302
*	Everspin Technologies, Inc.	6,741	41,255
*	FARO Technologies, Inc.	5,505	174,619
*	Fastly, Inc., Class A	34,331	359,446
*	Flex Ltd.	60,045	2,500,874
*	Grid Dynamics Holdings, Inc.	12,736	287,706
*	Ichor Holdings Ltd.	10,822	297,172
*	Identiv, Inc.	2,730	9,446
	Immersion Corp.	1,208	10,111
#*	indie Semiconductor, Inc., Class A	25,219	103,398
	Information Services Group, Inc.	17,853	54,630
*	Insight Enterprises, Inc.	2,067	357,074
*	inTEST Corp.	3,000	27,450
*	Intevac, Inc.	6,900	24,288
*	IPG Photonics Corp.	7,395	542,275
	Juniper Networks, Inc.	11,572	403,400
*	Kimball Electronics, Inc.	7,123	129,496
*	Knowles Corp.	31,372	593,872
	Kulicke & Soffa Industries, Inc.	12,696	563,068
*	KVH Industries, Inc.	4,701	28,723
*	Lantronix, Inc.	9,117	35,830
	Littelfuse, Inc.	2,407	573,733
*	LiveRamp Holdings, Inc.	16,901	574,634
	Logility Supply Chain Solutions, Inc.	5,694	80,399
*	Magnachip Semiconductor Corp.	10,292	41,683
*	Matterport, Inc.	95,076	495,346
	Methode Electronics, Inc.	8,001	90,571
*	Mirion Technologies, Inc.	27,463	435,014
*	Mitek Systems, Inc.	8,516	86,863
	MKS Instruments, Inc.	2,678	303,364
*	N-able, Inc.	9,600	93,024
*	NETGEAR, Inc.	7,262	200,794
*	NetScout Systems, Inc.	18,224	434,460
*	nLight, Inc.	6,600	73,722
*	Olo, Inc., Class A	28,354	209,253

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ON24, Inc.	12,540	$86,401
	OneSpan, Inc.	1,612	31,015
*	OSI Systems, Inc.	4,740	931,126
	PC Connection, Inc.	8,964	665,308
*	Penguin Solutions, Inc.	7,837	158,934
*	Photronics, Inc.	18,777	431,683
*	Plexus Corp.	7,062	1,000,756
*	Ribbon Communications, Inc.	28,765	117,936
	Richardson Electronics Ltd.	4,279	56,483
#*	Riot Platforms, Inc.	32,122	381,609
*	Rogers Corp.	4,929	458,643
*	Sanmina Corp.	17,147	1,435,718
*	ScanSource, Inc.	9,180	384,183
	SolarWinds Corp.	35,845	533,374
*	SoundThinking, Inc.	2,566	34,256
*	Synaptics, Inc.	2,305	195,694
*	Synchronoss Technologies, Inc.	101	998
	TD SYNNEX Corp.	19,869	2,831,531
*	Telos Corp.	13,383	41,621
*	TTM Technologies, Inc.	36,410	895,322
*	Twilio, Inc., Class A	24,795	3,634,451
*	Ultra Clean Holdings, Inc.	20,125	742,009
*	Veeco Instruments, Inc.	4,666	118,423
*	Verint Systems, Inc.	10,980	278,672
*	Viasat, Inc.	15,455	148,677
*	Viavi Solutions, Inc.	39,209	472,076
	Vishay Intertechnology, Inc.	32,864	556,388
*	Vishay Precision Group, Inc.	4,379	102,031
#*	Wolfspeed, Inc.	9,875	60,534
	Xerox Holdings Corp.	35,050	299,327
*	Xperi, Inc.	12,774	115,221
TOTAL INFORMATION TECHNOLOGY			49,226,905
MATERIALS — (4.2%)
	American Vanguard Corp.	7,188	44,422
*	Arcadium Lithium PLC	77,193	443,088
	Ashland, Inc.	12,657	803,593
*	Aspen Aerogels, Inc.	11,502	134,458
	Avient Corp.	25,575	1,097,167
*	Bioceres Crop Solutions Corp.	2,405	16,474
	Caledonia Mining Corp. PLC	3,217	30,208
	Celanese Corp.	9,847	699,531
*	Coeur Mining, Inc.	21,404	141,266
		Shares	Value†
MATERIALS — (Continued)
	Commercial Metals Co.	32,834	$1,592,121
	Compass Minerals International, Inc.	8,501	99,122
	First Majestic Silver Corp. (AG US)	163	929
*	Flotek Industries, Inc.	6,313	58,395
	FMC Corp.	1,278	71,287
	Graphic Packaging Holding Co.	48,788	1,338,255
	Greif, Inc. (GEF US), Class A	7,728	473,108
	Greif, Inc. (GEF/B US), Class B	3,492	221,288
	HB Fuller Co.	10,154	641,022
	Hecla Mining Co.	170,422	967,997
	Huntsman Corp.	45,470	765,260
	Innospec, Inc.	5,931	672,279
*	Intrepid Potash, Inc.	2,142	56,313
	Kaiser Aluminum Corp.	3,020	211,400
*	Knife River Corp.	1,050	108,759
	Koppers Holdings, Inc.	5,412	161,061
*	Magnera Corp.	6,144	114,647
	Materion Corp.	5,036	508,636
*	McEwen Mining, Inc.	12,448	102,572
	Mercer International, Inc.	17,933	120,689
	Minerals Technologies, Inc.	8,755	671,421
	Mosaic Co.	69,282	1,932,275
#*	MP Materials Corp.	26,973	592,327
	Myers Industries, Inc.	7,247	87,254
	Northern Technologies International Corp.	2,067	24,473
	Olympic Steel, Inc.	3,097	106,754
	Pactiv Evergreen, Inc.	30,876	547,740
*	Perimeter Solutions, Inc.	26,514	331,425
	Quaker Chemical Corp.	2,181	307,914
	Radius Recycling, Inc.	9,021	108,342
*	Ranpak Holdings Corp.	21,511	157,460
	Ryerson Holding Corp.	9,825	219,687
	Sensient Technologies Corp.	8,113	612,613
	Silgan Holdings, Inc.	22,745	1,251,430
	Sonoco Products Co.	18,530	882,769
	Stepan Co.	5,927	375,713
	Sylvamo Corp.	5,954	476,915
	TriMas Corp.	11,603	281,953
	Worthington Steel, Inc.	11,339	329,398
TOTAL MATERIALS			20,993,210
REAL ESTATE — (1.3%)
*	AMREP Corp.	1,060	32,182

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Anywhere Real Estate, Inc.	27,372	$98,813
*	Cushman & Wakefield PLC	51,978	716,777
*	Douglas Elliman, Inc.	18,914	33,667
*	Five Point Holdings LLC, Class A	9,671	63,538
*	Forestar Group, Inc.	12,030	287,036
*	FRP Holdings, Inc.	5,276	161,129
*	Howard Hughes Holdings, Inc.	13,550	1,034,813
*	Jones Lang LaSalle, Inc.	7,506	2,122,697
	Kennedy-Wilson Holdings, Inc.	33,099	299,546
	Marcus & Millichap, Inc.	17,230	657,497
	Newmark Group, Inc., Class A	37,900	535,527
*	Opendoor Technologies, Inc.	34,604	47,754
*	RE/MAX Holdings, Inc., Class A	4,179	41,706
	RMR Group, Inc., Class A	4,411	82,353
*	Seaport Entertainment Group, Inc.	3,412	90,793
*	Star Holdings	1,928	17,140
*	Stratus Properties, Inc.	1,919	37,018
*	Tejon Ranch Co.	9,668	156,815
TOTAL REAL ESTATE			6,516,801
		Shares	Value†
UTILITIES — (0.4%)
*	Altus Power, Inc.	39,057	$157,400
	Brookfield Renewable Corp.	16,877	450,447
	Genie Energy Ltd., Class B	4,514	64,686
*	Montauk Renewables, Inc.	12,306	51,439
	New Jersey Resources Corp.	19,776	948,259
	Ormat Technologies, Inc.	8,895	570,614
*	Sunnova Energy International, Inc.	11,570	29,735
TOTAL UTILITIES			2,272,580
TOTAL COMMON STOCKS Cost ($383,245,161)			491,167,739

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	1,100,437	1,100,437
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	1,071,949	12,400,304
TOTAL INVESTMENTS — (100.0%)
(Cost $396,745,105)^^			$504,668,480
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$21,186,611	—	—	$21,186,611
Consumer Discretionary	79,236,125	—	—	79,236,125
Consumer Staples	22,310,072	—	—	22,310,072
Energy	16,675,421	—	—	16,675,421
Financials	143,561,115	—	—	143,561,115
Health Care	38,363,452	—	$6,560	38,370,012
Industrials	90,818,887	—	—	90,818,887
Information Technology	49,226,905	—	—	49,226,905
Materials	20,993,210	—	—	20,993,210
Real Estate	6,516,801	—	—	6,516,801
Utilities	2,272,580	—	—	2,272,580

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$1,100,437	—	—	$1,100,437
Securities Lending Collateral	—	$12,400,304	—	12,400,304
Total Investments in Securities	$492,261,616	$12,400,304	$6,560˂˃	$504,668,480

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (5.8%)
	Accent Group Ltd.	218,106	$295,535
	Acrow Ltd.	99,753	71,331
	Adairs Ltd.	86,917	142,510
*	Ainsworth Game Technology Ltd.	22,621	9,856
*	Alkane Resources Ltd.	108,421	39,179
	ALS Ltd.	115,890	1,168,372
	Amotiv Ltd.	61,164	407,094
	AMP Ltd.	1,218,515	1,342,570
	Ampol Ltd.	177,184	3,179,371
	ANZ Group Holdings Ltd.	326,460	6,164,730
*	Appen Ltd.	95,865	160,949
#*	Arafura Rare Earths Ltd. (ARU AU)	218,267	17,483
	ARB Corp. Ltd.	19,477	472,064
	Aristocrat Leisure Ltd.	172,545	8,023,273
#	ARN Media Ltd.	113,080	47,204
#*	Articore Group Ltd.	58,802	8,010
	Atlas Arteria Ltd.	234,015	730,701
#*	Audinate Group Ltd.	6,858	31,704
#*	Aurelia Metals Ltd.	355,173	41,504
	Aussie Broadband Ltd.	86,026	209,495
*	Austal Ltd.	147,496	349,360
#	Austin Engineering Ltd.	59,853	18,495
	Australian Clinical Labs Ltd.	99,927	232,361
#	Australian Ethical Investment Ltd.	60,020	185,542
#	Australian Finance Group Ltd.	149,104	152,269
#	Auswide Bank Ltd.	8,642	27,065
#	Autosports Group Ltd.	7,525	7,796
#††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	60,812
#	Bank of Queensland Ltd.	268,206	1,155,345
	Bapcor Ltd.	70,103	215,622
#	Beacon Lighting Group Ltd.	39,837	78,306
	Bega Cheese Ltd.	78,096	279,384
*	Bellevue Gold Ltd.	198,571	151,261
	Bendigo & Adelaide Bank Ltd.	87,830	737,054
	Brambles Ltd.	414,055	5,059,954
	Bravura Solutions Ltd.	146,038	194,699
#	Breville Group Ltd.	59,733	1,407,068
*	Capricorn Metals Ltd.	111,750	526,529
		Shares	Value»
AUSTRALIA — (Continued)
	CAR Group Ltd.	49,768	$1,240,188
#*	Carnarvon Energy Ltd.	83,876	6,489
*	Catapult Group International Ltd.	40,885	101,635
	Cedar Woods Properties Ltd.	38,041	127,200
#*	Cettire Ltd.	116,586	103,627
	Challenger Ltd.	288,452	1,120,359
	Champion Iron Ltd.	209,667	712,387
*	Chrysos Corp. Ltd.	4,376	13,823
	Civmec Australia Ltd.	50,600	40,936
	Clover Corp. Ltd.	30,399	7,380
*	Coast Entertainment Holdings Ltd.	69,563	20,906
	Cochlear Ltd.	17,567	3,457,565
	Codan Ltd.	45,688	451,436
#*	Cogstate Ltd.	11,856	8,512
	Coles Group Ltd.	168,615	2,032,479
	Collins Foods Ltd.	35,174	163,488
	Commonwealth Bank of Australia	132,600	13,085,259
	Computershare Ltd.	176,357	3,833,656
	Credit Corp. Group Ltd.	10,829	103,313
	CSL Ltd.	27,712	4,784,276
#	Dalrymple Bay Infrastructure Ltd.	51,080	114,763
	Data#3 Ltd.	95,382	409,291
	Deterra Royalties Ltd.	165,338	413,471
#*	Develop Global Ltd.	5,983	9,191
	Dicker Data Ltd.	32,234	171,543
	Domain Holdings Australia Ltd.	79,465	134,058
	Downer EDI Ltd.	180,376	634,840
#*	DUG Technology Ltd.	6,526	5,405
#	Duratec Ltd.	24,415	23,176
#	Eagers Automotive Ltd.	66,134	525,690
#	Elders Ltd.	89,436	394,013
#*	Emeco Holdings Ltd.	163,382	93,045
*	Emerald Resources NL	205,719	541,667
#	Endeavour Group Ltd.	398,334	1,039,049
	Enero Group Ltd.	18,021	12,425
	EQT Holdings Ltd.	6,775	144,095
	Evolution Mining Ltd.	284,780	989,636
	Fiducian Group Ltd.	4,858	27,308
*	FleetPartners Group Ltd.	137,030	238,154
#	Fleetwood Ltd.	63,521	74,090
#	Flight Centre Travel Group Ltd.	59,181	652,370

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Ltd.	387,914	$4,543,004
#*	Frontier Digital Ventures Ltd.	37,508	5,817
	G8 Education Ltd.	368,199	317,861
*	Genesis Minerals Ltd.	125,351	243,203
	Gold Road Resources Ltd.	467,795	708,922
#	GR Engineering Services Ltd.	59,058	105,008
	GrainCorp Ltd., Class A	105,630	491,175
	GWA Group Ltd.	126,104	196,224
	Hansen Technologies Ltd.	61,557	208,064
#	Harvey Norman Holdings Ltd.	132,091	422,777
*	Healius Ltd.	425,809	376,277
	Helia Group Ltd.	256,449	766,026
*	Hot Chili Ltd.	5,149	2,176
	HUB24 Ltd.	17,182	850,632
#	Humm Group Ltd.	155,804	57,001
#	IDP Education Ltd.	44,197	362,114
	IGO Ltd.	207,731	624,640
	Imdex Ltd.	304,982	494,815
#*	Immutep Ltd. (IMM AU)	246,179	52,501
#*	Immutep Ltd. (IMMP US), Sponsored ADR	4,300	8,987
	Infomedia Ltd.	158,228	136,025
	Insignia Financial Ltd.	468,153	1,272,397
	Insurance Australia Group Ltd.	738,219	4,186,628
	Integral Diagnostics Ltd.	70,671	136,443
#*	ioneer Ltd.	107,905	11,224
	IPH Ltd.	100,731	311,007
*	IRESS Ltd.	61,799	357,750
	IVE Group Ltd.	45,812	63,280
*	James Hardie Industries PLC (JHX AU), CDI	118,247	3,974,407
	JB Hi-Fi Ltd.	66,231	4,132,241
#	Johns Lyng Group Ltd.	93,322	213,713
*	Judo Capital Holdings Ltd.	84,232	104,239
	Jumbo Interactive Ltd.	3,096	25,180
	Jupiter Mines Ltd.	547,686	52,550
#	Kogan.com Ltd.	27,683	81,218
	Lendlease Corp. Ltd.	276,557	1,101,728
	Liberty Financial Group Ltd.	4,265	10,546
#	Lifestyle Communities Ltd.	34,756	209,940
	Lindsay Australia Ltd.	54,872	30,105
	Lottery Corp. Ltd.	385,259	1,197,704
		Shares	Value»
AUSTRALIA — (Continued)
#	Lovisa Holdings Ltd.	29,476	$525,790
	Lycopodium Ltd.	16,294	114,123
*	Lynas Rare Earths Ltd.	206,970	802,222
#	MA Financial Group Ltd.	23,353	95,793
	Macmahon Holdings Ltd.	514,245	112,871
	Macquarie Group Ltd.	34,775	5,144,387
#	Mader Group Ltd.	4,543	17,500
	Magellan Financial Group Ltd.	110,127	709,463
	McMillan Shakespeare Ltd.	49,056	466,698
	McPherson's Ltd.	32,460	6,434
	Medibank Pvt Ltd.	906,784	2,235,870
#*	Mesoblast Ltd. (MSB AU)	230,100	447,537
*	Metals X Ltd.	132,918	39,319
	Metcash Ltd.	853,076	1,666,624
	Michael Hill International Ltd. (MHJ AU)	39,511	12,329
	Mineral Resources Ltd.	59,247	1,263,945
	Monadelphous Group Ltd.	39,190	380,203
	Monash IVF Group Ltd.	152,282	113,658
#	Myer Holdings Ltd.	540,094	304,746
	MyState Ltd.	41,341	117,005
*	Nanosonics Ltd.	24,706	52,437
	National Australia Bank Ltd.	361,739	8,913,846
	Navigator Global Investments Ltd.	117,612	115,254
	Netwealth Group Ltd.	66,300	1,281,621
	nib holdings Ltd.	323,631	1,151,849
	Nick Scali Ltd.	24,349	243,370
	Northern Star Resources Ltd.	91,821	971,808
#*	Novonix Ltd.	27,728	9,359
	Nufarm Ltd.	318,977	714,048
*	Nuix Ltd.	62,171	171,647
	Objective Corp. Ltd.	12,027	123,174
#*	OFX Group Ltd.	91,001	78,824
*	Omni Bridgeway Ltd.	52,908	44,227
	Orica Ltd.	108,114	1,171,957
	Orora Ltd.	781,572	1,137,526
#	Pacific Current Group Ltd.	18,366	134,570
#*	Paragon Care Ltd.	56,430	19,084
	Peet Ltd.	185,175	166,595
	Perenti Ltd.	541,519	468,581
#	Perpetual Ltd.	35,458	468,350
	Perseus Mining Ltd.	548,965	957,897
*	PEXA Group Ltd.	55,603	449,682
*	Pilbara Minerals Ltd.	814,491	1,142,369

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Pinnacle Investment Management Group Ltd.	17,852	$279,901
#	Platinum Asset Management Ltd.	248,522	104,471
#*	Playside Studios Ltd.	33,637	4,585
	PointsBet Holdings Ltd.	36,380	19,218
#	Praemium Ltd.	78,103	43,131
	Premier Investments Ltd.	48,151	705,302
	Pro Medicus Ltd.	31,434	5,379,484
#	Propel Funeral Partners Ltd.	4,529	16,641
#	PWR Holdings Ltd.	14,264	72,269
	QBE Insurance Group Ltd.	488,064	6,299,809
	Ramelius Resources Ltd.	314,963	474,628
	Ramsay Health Care Ltd.	53,416	1,109,644
	REA Group Ltd.	18,274	2,802,833
*	ReadyTech Holdings Ltd.	14,937	29,544
	Reece Ltd.	56,019	820,679
*	Regis Resources Ltd.	174,540	325,241
	Reject Shop Ltd.	6,652	11,689
	Reliance Worldwide Corp. Ltd.	264,412	880,396
*	Resolute Mining Ltd.	353,804	89,414
*	Retail Food Group Ltd.	22,684	30,365
	Rio Tinto Ltd.	11,404	821,327
*	RPMGlobal Holdings Ltd.	69,599	119,171
*	Sandfire Resources Ltd.	242,984	1,473,640
#	SEEK Ltd.	108,245	1,521,897
	Service Stream Ltd.	250,257	243,048
*	Seven West Media Ltd.	342,179	35,029
	SG Fleet Group Ltd.	43,352	92,453
	SGH Ltd.	50,119	1,478,669
	Shaver Shop Group Ltd.	14,608	12,014
#	Sigma Healthcare Ltd.	1,828,981	3,232,974
	Sims Ltd. (SGM AU)	83,375	677,063
	Sims Ltd. (SMSMY US), Sponsored ADR	419	3,480
	SmartGroup Corp. Ltd.	92,901	458,126
	Solvar Ltd.	61,496	48,855
	Sonic Healthcare Ltd.	75,953	1,334,323
		Shares	Value»
AUSTRALIA — (Continued)
	Southern Cross Electrical Engineering Ltd.	30,707	$28,629
#	Southern Cross Media Group Ltd.	66,545	25,530
	SRG Global Ltd.	118,317	105,712
#*	St Barbara Ltd.	58,301	9,064
	Steadfast Group Ltd.	375,352	1,348,426
	Step One Clothing Ltd.	17,335	13,406
	Suncorp Group Ltd.	265,576	3,404,955
	Super Retail Group Ltd.	88,331	850,988
	Supply Network Ltd.	526	11,755
#*	Syrah Resources Ltd.	69,307	9,789
	Tabcorp Holdings Ltd.	679,689	283,823
	Technology One Ltd.	176,775	3,361,063
*	Telix Pharmaceuticals Ltd.	23,876	428,878
*	Temple & Webster Group Ltd.	8,249	73,020
	Transurban Group	226,449	1,865,277
	Treasury Wine Estates Ltd.	191,809	1,272,459
#*	Tyro Payments Ltd.	124,212	63,174
	Universal Store Holdings Ltd.	2,327	12,264
*	Vault Minerals Ltd.	1,787,698	423,620
	Veem Ltd.	24,170	14,165
	Ventia Services Group Pty. Ltd.	377,683	887,854
Ω	Viva Energy Group Ltd.	715,170	1,139,496
#*	WEB Travel Group Ltd.	105,200	329,607
*	Webjet Group Ltd.	105,200	49,217
	Wesfarmers Ltd.	115,152	5,424,163
*	West African Resources Ltd.	230,109	232,953
	Westgold Resources Ltd.	242,539	382,106
	Westpac Banking Corp.	388,958	8,070,424
	WiseTech Global Ltd.	34,542	2,614,923
	Woolworths Group Ltd.	236,526	4,447,045
	Worley Ltd.	162,711	1,445,789
*	Xero Ltd.	44,656	5,026,258
	XRF Scientific Ltd.	26,910	29,918
*	Zip Co. Ltd.	326,704	485,064
TOTAL AUSTRALIA			209,703,590
AUSTRIA — (0.4%)
	Addiko Bank AG	3,827	72,205
	ANDRITZ AG	28,047	1,588,041
Ω	BAWAG Group AG	30,502	2,757,303

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	CA Immobilien Anlagen AG	8,806	$217,445
*	DO & Co. AG	1,810	362,103
	Erste Group Bank AG	47,996	2,950,738
*	Eurotelesites AG	9,318	52,469
	EVN AG	6,689	161,259
*	FACC AG	2,711	20,297
#*,*	Immofinanz AG (IIA AV)	33,830	145,030
*	Kapsch TrafficCom AG	705	5,201
#	Oesterreichische Post AG	11,975	361,746
	Palfinger AG	6,724	158,682
	Porr AG	7,322	154,442
	Raiffeisen Bank International AG	27,193	615,032
*	Rosenbauer International AG	863	30,770
	Schoeller-Bleckmann Oilfield Equipment AG	5,316	189,627
	Strabag SE (STR AV)	442	21,641
	Telekom Austria AG	41,573	346,881
*	UBM Development AG	2,066	40,874
	UNIQA Insurance Group AG	47,884	405,029
	Verbund AG	18,499	1,420,172
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	540,278
	Wienerberger AG	14,315	417,884
	Zumtobel Group AG	11,802	60,529
TOTAL AUSTRIA			13,095,678
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	6,931	1,345,075
	Ageas SA	96,482	4,970,131
	Anheuser-Busch InBev SA (ABI BB)	27,907	1,375,156
*	Argenx SE (ARGX BB)	2,483	1,639,120
*	Argenx SE (ARGX US), ADR	2,803	1,836,329
	Azelis Group NV	44,217	905,824
	Barco NV	10,031	99,578
	Bekaert SA	16,249	567,250
	Cie d'Entreprises CFE	3,294	21,775
	Colruyt Group NV	36,040	1,327,544
	Deceuninck NV	24,834	60,088
	D'ieteren Group	3,677	616,769
	Econocom Group SA NV	47,983	90,347
		Shares	Value»
BELGIUM — (Continued)
	Elia Group SA	10,967	$740,065
	EVS Broadcast Equipment SA	3,556	115,232
	Fagron	36,632	726,218
*	Galapagos NV (GLPG BB)	9,005	207,002
*	Galapagos NV (GLPG NA)	110	2,529
#	Gimv NV	11,027	434,952
	Greenyard NV	6,722	35,423
*	Hyloris Pharmaceuticals SA	1,301	7,246
#	Immobel SA	2,162	41,488
	Ion Beam Applications	4,495	62,058
	KBC Group NV	111,647	8,564,190
	Lotus Bakeries NV	177	1,888,045
	Melexis NV	5,388	324,739
*	Orange Belgium SA	11,895	183,314
	Proximus SADP	63,269	350,512
	Recticel SA	18,862	197,474
	Roularta Media Group NV	104	1,322
	Tessenderlo Group SA	6,153	134,237
	UCB SA	21,468	4,176,669
	Umicore SA	96,172	968,156
#	Van de Velde NV	2,854	91,080
	VGP NV	5,660	483,099
TOTAL BELGIUM			34,590,036
CANADA — (9.7%)
*	5N Plus, Inc.	56,299	299,827
	Acadian Timber Corp.	3,700	43,890
*	ACT Energy Technologies Ltd.	11,457	50,059
	ADENTRA, Inc.	8,529	202,933
	Aecon Group, Inc.	17,217	283,840
	Ag Growth International, Inc.	8,573	231,409
	AGF Management Ltd., Class B	16,300	126,510
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	376,502
	Agnico Eagle Mines Ltd. (AEM US)	75,659	7,031,760
#*	Aimia, Inc.	19,431	32,355
	AirBoss of America Corp.	3,500	9,874
	Alamos Gold, Inc. (AGI CN), Class A	24,835	519,303
	Alamos Gold, Inc. (AGI US), Class A	117,604	2,461,460
	AltaGas Ltd.	102,634	2,368,558
	Altus Group Ltd.	9,257	378,025

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Amerigo Resources Ltd.	17,500	$19,988
	Andlauer Healthcare Group, Inc.	4,270	134,151
#	Andrew Peller Ltd., Class A	11,700	34,536
*	Aritzia, Inc.	44,981	2,163,396
*	Arizona Sonoran Copper Co., Inc.	9,500	10,851
*	Ascot Resources Ltd.	48,000	6,358
	Atco Ltd., Class I	26,256	835,184
	AtkinsRealis Group, Inc.	68,615	3,437,950
*	ATS Corp. (ATS CN)	23,230	628,322
	Aura Minerals, Inc.	2,700	35,279
#*	AutoCanada, Inc.	2,455	33,531
	B2Gold Corp. (BTG US)	47,200	114,224
	B2Gold Corp. (BTO CN)	69,987	169,027
#*	Ballard Power Systems, Inc. (BLDP CN)	1,927	2,639
#*	Ballard Power Systems, Inc. (BLDP US)	55,814	75,907
#	Bank of Montreal (BMO CN)	40,616	4,020,938
#	Bank of Montreal (BMO US)	69,857	6,918,637
	Bank of Nova Scotia (BNS CN)	100,854	5,160,149
	Bank of Nova Scotia (BNS US)	62,291	3,187,430
*	Bausch & Lomb Corp.	4,972	86,264
*	Bausch Health Cos., Inc. (BHC US)	58,735	436,401
	BCE, Inc. (BCE US)	15,161	360,680
	Bird Construction, Inc.	35,657	580,483
	Black Diamond Group Ltd.	13,600	85,810
#*	BlackBerry Ltd.	23,151	102,790
	BMTC Group, Inc.	1,803	16,053
*	Bombardier, Inc. (BBD/A CN), Class A	1,100	64,675
*	Bombardier, Inc. (BBD/B CN), Class B	35,712	2,089,865
	Boralex, Inc., Class A	47,106	837,526
#	Boyd Group Services, Inc.	7,992	1,310,691
*	Bragg Gaming Group, Inc.	9,989	49,246
		Shares	Value»
CANADA — (Continued)
	Brookfield Corp. (BN US)	171,580	$10,500,696
#	Brookfield Infrastructure Corp., Class A	24,243	1,012,002
#	BRP, Inc. (DOO CN)	8,687	415,417
	BRP, Inc. (DOOO US)	2,100	100,401
*	CAE, Inc. (CAE US)	78,330	1,848,588
*	Calfrac Well Services Ltd.	21,100	54,879
	Calian Group Ltd.	3,442	116,711
	Cameco Corp. (CCJ US)	39,737	1,964,597
	Canaccord Genuity Group, Inc.	29,849	202,095
#*	Canada Goose Holdings, Inc. (GOOS CN)	6,300	69,010
	Canadian Imperial Bank of Commerce (CM CN)	74,337	4,682,666
	Canadian Imperial Bank of Commerce (CM US)	48,567	3,060,692
#	Canadian Tire Corp. Ltd., Class A	23,303	2,623,482
	Canadian Utilities Ltd., Class A	36,610	855,203
	Canadian Western Bank	26,284	1,046,766
*	Canfor Corp.	24,048	249,688
	Cascades, Inc.	30,019	265,417
	CCL Industries, Inc., Class B	78,499	3,899,159
*	Celestica, Inc. (CLS CN)	10,522	1,299,042
*	Celestica, Inc. (CLS US)	33,617	4,150,691
	Centerra Gold, Inc.	115,160	720,268
	CES Energy Solutions Corp.	162,478	962,559
	CGI, Inc. (GIB US)	41,426	4,880,811
	CGI, Inc. (GIBA CN)	14,620	1,723,497
	CI Financial Corp.	71,306	1,529,300
*	Cipher Pharmaceuticals, Inc.	6,600	61,715
#	Cogeco Communications, Inc.	6,425	270,333
	Cogeco, Inc.	1,429	52,387
*	Colabor Group, Inc.	30,300	18,138
	Colliers International Group, Inc. (CIGI CN)	1,837	261,378

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Colliers International Group, Inc. (CIGI US)	20,322	$2,892,837
	Computer Modelling Group Ltd.	39,623	281,629
	Constellation Software, Inc.	3,958	12,944,200
	Converge Technology Solutions Corp.	43,497	101,459
	Corby Spirit & Wine Ltd.	4,000	35,504
*	Corus Entertainment, Inc., Class B	40,190	2,765
*	Culico Metals, Inc.	10,226	880
	Definity Financial Corp.	45,295	1,781,133
*	dentalcorp Holdings Ltd.	15,924	82,943
*	Descartes Systems Group, Inc. (DSG CN)	600	69,452
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,693,435
*	Docebo, Inc.	3,436	143,743
	Dollarama, Inc.	68,197	6,453,458
	Doman Building Materials Group Ltd.	38,876	211,586
*	Dorel Industries, Inc., Class B	9,728	34,739
	DREAM Unlimited Corp., Class A	11,846	179,807
	Dundee Precious Metals, Inc.	33,886	343,442
	Dye & Durham Ltd.	5,468	55,908
	Dynacor Group, Inc.	4,300	16,628
	E-L Financial Corp. Ltd.	600	578,285
*	Eldorado Gold Corp. (EGO US)	56,162	855,909
*	Eldorado Gold Corp. (ELD CN)	38,945	592,749
	Element Fleet Management Corp.	327,791	6,439,215
	Empire Co. Ltd., Class A	79,878	2,349,046
#	Enbridge, Inc. (ENB CN)	7,757	335,462
#	Enbridge, Inc. (ENB US)	139,951	6,051,481
#	Endeavour Mining PLC	67,955	1,397,572
*	Endeavour Silver Corp. (EDR CN)	26,913	106,108
*	Endeavour Silver Corp. (EXK US)	22,917	90,522
		Shares	Value»
CANADA — (Continued)
	Enerflex Ltd. (EFX CN)	17,358	$164,342
	Enerflex Ltd. (EFXT US)	18,482	175,579
	Enghouse Systems Ltd.	19,586	371,815
*	Ensign Energy Services, Inc.	14,114	30,688
#	EQB, Inc.	16,583	1,236,408
#*	Equinox Gold Corp. (EQX CN)	2,987	18,024
#*	Equinox Gold Corp. (EQX US)	75,905	460,743
#*	ERO Copper Corp. (ERO CN)	27,628	369,932
*	ERO Copper Corp. (ERO US)	23,233	311,322
	Evertz Technologies Ltd.	8,130	72,722
	Extendicare, Inc.	18,000	128,187
	Fairfax Financial Holdings Ltd.	6,099	8,209,468
	Finning International, Inc.	84,789	2,117,173
*	Firan Technology Group Corp.	8,000	45,412
#	First Majestic Silver Corp. (AG US)	120,130	684,741
	First Majestic Silver Corp. (FR CN)	8,237	46,928
	First National Financial Corp.	9,343	260,358
	FirstService Corp. (FSV CN)	4,098	745,273
	FirstService Corp. (FSV US)	11,754	2,137,700
	Foraco International SA	33,964	54,685
*	Fortuna Mining Corp. (FSM US)	110,451	559,987
*	Fortuna Mining Corp. (FVI CN)	34,368	174,045
*	Galiano Gold, Inc.	10,852	11,947
*	GDI Integrated Facility Services, Inc.	2,338	55,436
	George Weston Ltd.	19,920	3,079,112
#	Gibson Energy, Inc.	126,457	2,133,502
	goeasy Ltd.	5,113	622,454
	Great-West Lifeco, Inc.	54,097	1,749,075
*	Haivision Systems, Inc.	6,900	23,976
	Hammond Manufacturing Co. Ltd., Class A	600	3,860
	Hammond Power Solutions, Inc.	2,547	183,066

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	10,559	$233,652
	Hudbay Minerals, Inc. (HBM CN)	83,923	691,782
	Hudbay Minerals, Inc. (HBM US)	143,183	1,184,123
Ω	Hydro One Ltd.	73,989	2,302,118
	iA Financial Corp., Inc.	46,171	4,263,674
*	IAMGOLD Corp. (IAG US)	33,494	209,003
*	IAMGOLD Corp. (IMG CN)	91,446	568,804
	IGM Financial, Inc.	45,733	1,467,320
*	Illumin Holdings, Inc.	8,200	14,387
	Information Services Corp.	6,943	128,126
	Innergex Renewable Energy, Inc.	71,700	359,154
	Intact Financial Corp.	21,553	3,828,332
*	Interfor Corp.	22,125	258,799
*	Ivanhoe Mines Ltd., Class A	12,130	130,285
Ω	Jamieson Wellness, Inc.	5,269	119,820
*	K92 Mining, Inc.	72,173	479,217
	K-Bro Linen, Inc.	3,622	92,011
	Keyera Corp.	98,686	2,800,296
*	Kinaxis, Inc.	4,975	572,792
	Kinross Gold Corp. (K CN)	140,151	1,578,609
	Kinross Gold Corp. (KGC US)	127,560	1,438,877
#	KP Tissue, Inc.	2,300	12,645
#	Labrador Iron Ore Royalty Corp.	49,501	1,039,168
*	Laramide Resources Ltd.	9,500	3,922
	Lassonde Industries, Inc., Class A	700	87,696
	Laurentian Bank of Canada	17,325	333,781
#*	Lightspeed Commerce, Inc. (LSPD US)	82,715	1,193,577
	Loblaw Cos. Ltd.	33,705	4,220,323
*	Lucara Diamond Corp.	91,530	22,672
	Lundin Gold, Inc.	86,829	2,150,785
	Lundin Mining Corp.	293,972	2,322,082
#*	MAG Silver Corp.	7,121	112,512
	Magna International, Inc. (MG CN)	6,000	237,878
#	Magna International, Inc. (MGA US)	58,977	2,339,618
	Mainstreet Equity Corp.	800	113,228
		Shares	Value»
CANADA — (Continued)
*	Major Drilling Group International, Inc.	38,043	$220,141
*	Mandalay Resources Corp.	5,600	18,380
*	Mattr Corp.	33,516	269,355
*	MDA Space Ltd.	42,424	673,133
	Melcor Developments Ltd.	6,227	54,714
	Metro, Inc.	60,368	3,771,968
	Morguard Corp.	1,053	81,126
	MTY Food Group, Inc.	4,336	150,575
#	National Bank of Canada	103,716	9,205,165
	Neo Performance Materials, Inc.	12,000	69,522
*	New Gold, Inc. (NGD CN)	175,933	531,425
*	New Gold, Inc. (NGD US)	10,160	30,683
*	NFI Group, Inc.	2,427	20,073
	North West Co., Inc.	29,605	945,991
	Nutrien Ltd. (NTR US)	71,434	3,688,137
	OceanaGold Corp.	190,584	569,123
	Onex Corp.	28,047	2,151,167
	Open Text Corp. (OTEX CN)	5,370	157,994
	Open Text Corp. (OTEX US)	57,265	1,685,882
*	Orla Mining Ltd. (ORLA US)	16,751	103,354
#	Osisko Gold Royalties Ltd. (OR CN)	5,604	103,647
	Osisko Gold Royalties Ltd. (OR US)	61,256	1,134,461
	Pan American Silver Corp. (PAAS CN)	43,283	1,003,944
	Pan American Silver Corp. (PAAS US)	76,555	1,776,844
	Parkland Corp.	86,543	1,926,354
	Pason Systems, Inc.	64,724	587,853
*	Payfare, Inc.	3,200	8,609
	Pet Valu Holdings Ltd.	6,352	111,450
	PHX Energy Services Corp.	36,100	227,527
	Polaris Renewable Energy, Inc.	4,001	35,348
	Pollard Banknote Ltd.	2,929	57,075
*	Precision Drilling Corp. (PD CN)	2,042	119,094
*	Precision Drilling Corp. (PDS US)	9,606	559,937
	Premium Brands Holdings Corp.	14,968	809,396
	Primo Brands Corp.	31,370	1,015,447

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Propel Holdings, Inc.	5,500	$145,849
	Pulse Seismic, Inc.	6,600	11,308
*	Quarterhill, Inc.	42,151	48,144
	Quebecor, Inc., Class B	88,894	1,973,180
	RB Global, Inc. (RBA US)	34,619	3,097,708
	Restaurant Brands International, Inc. (QSR CN)	5,770	354,772
#	Restaurant Brands International, Inc. (QSR US)	52,646	3,239,835
	Richelieu Hardware Ltd.	27,450	775,894
#	Rogers Communications, Inc. (RCI US), Class B	41,011	1,126,982
	Rogers Communications, Inc. (RCIB CN), Class B	49,847	1,369,176
	Royal Bank of Canada (RY CN)	125,360	15,282,819
	Royal Bank of Canada (RY US)	108,385	13,215,383
	Russel Metals, Inc.	31,041	868,640
	Sandstorm Gold Ltd. (SAND US)	55,781	326,319
*	Sangoma Technologies Corp.	3,900	27,479
	Saputo, Inc.	41,200	684,611
	Savaria Corp.	14,700	190,255
*	Seabridge Gold, Inc. (SA US)	13,094	161,187
	Secure Waste Infrastructure Corp.	211,260	2,183,318
*	Shopify, Inc. (SHOP US), Class A	103,293	12,064,622
	Sienna Senior Living, Inc.	22,839	245,621
*	SilverCrest Metals, Inc. (SILV US)	21,498	225,729
#*	SNDL, Inc.	4,981	8,667
	Softchoice Corp.	5,225	87,434
*	Source Energy Services Ltd.	1,500	13,985
Ω	Spin Master Corp.	16,174	342,432
	Sprott, Inc. (SII CN)	1,170	50,806
	Sprott, Inc. (SII US)	4,300	187,351
*	SSR Mining, Inc. (SSRM US)	24,249	194,719
	Stantec, Inc. (STN CN)	23,133	1,790,187
	Stantec, Inc. (STN US)	18,854	1,459,865
		Shares	Value»
CANADA — (Continued)
	Stella-Jones, Inc.	24,458	$1,180,197
	StorageVault Canada, Inc.	41,557	104,368
	Sun Life Financial, Inc. (SLF CN)	36,758	2,119,715
	Sun Life Financial, Inc. (SLF US)	77,593	4,473,236
	Superior Plus Corp.	149,423	618,933
	Supremex, Inc.	7,100	17,636
	Sylogist Ltd.	9,900	72,069
#*	Taiga Building Products Ltd.	5,000	13,245
*	Taseko Mines Ltd. (TGB US)	21,700	40,362
*	Taseko Mines Ltd. (TKO CN)	39,300	73,281
	TELUS Corp.	23,749	344,465
	TerraVest Industries, Inc.	8,657	792,583
	TFI International, Inc. (TFII CN)	12,711	1,675,209
#	TFI International, Inc. (TFII US)	2,713	357,601
	Thomson Reuters Corp. (TRI CN)	83	13,948
	Thomson Reuters Corp. (TRI US)	23,378	3,933,348
	Timbercreek Financial Corp.	40,030	190,599
	TMX Group Ltd.	59,200	1,832,192
*	Torex Gold Resources, Inc.	39,588	839,783
	Toromont Industries Ltd.	37,999	3,030,037
	Toronto-Dominion Bank (TD CN)	92,172	5,258,183
	Toronto-Dominion Bank (TD US)	130,774	7,463,272
	Total Energy Services, Inc.	29,409	226,230
	Transcontinental, Inc., Class A	39,333	494,724
#	Trican Well Service Ltd.	87,285	277,467
	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	17,590
	Triple Flag Precious Metals Corp. (TFPM US)	18,862	302,358
*	Trisura Group Ltd. (TSU CN)	13,067	297,870
*	Valeura Energy, Inc.	3,904	18,965
	VersaBank (VBNK US)	3,158	43,707
*	VerticalScope Holdings, Inc.	5,100	43,092

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*††	Victoria Gold Corp./Vancouver	1,006	$249
*	Viemed Healthcare, Inc.	9,359	76,650
*	Vitalhub Corp.	8,100	63,536
	Wajax Corp.	10,700	153,136
*	Wall Financial Corp.	1,000	9,382
*	Well Health Technologies Corp.	84,882	346,338
*	Wesdome Gold Mines Ltd.	103,095	1,018,643
	West Fraser Timber Co. Ltd. (WFG CN)	24,293	2,106,279
*	Western Forest Products, Inc.	221,461	60,952
	Wheaton Precious Metals Corp. (WPM US)	61,224	3,824,663
	Winpak Ltd.	12,200	362,974
	WSP Global, Inc.	28,196	4,784,793
	Yellow Pages Ltd.	3,240	25,281
TOTAL CANADA			350,222,111
CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	198,735
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			198,735
DENMARK — (3.4%)
*	ALK-Abello AS	50,170	1,129,723
	Alm Brand AS	365,365	761,329
	Ambu AS, Class B	37,565	699,240
*	Bang & Olufsen AS	54,475	96,128
*	Bavarian Nordic AS	40,298	1,102,728
	Carlsberg AS, Class B	16,096	1,685,913
	cBrain AS	2,987	80,279
	Chemometec AS	4,818	373,184
#	Coloplast AS, Class B	21,267	2,449,268
	Columbus AS	33,734	61,023
	Danske Bank AS	165,759	4,949,163
*	Demant AS	31,304	1,256,814
	DSV AS	29,037	5,784,532
	FLSmidth & Co. AS	25,906	1,344,797
*	Genmab AS (GMAB DC)	22,221	4,367,692
*	GN Store Nord AS	63,195	1,294,231
	H Lundbeck AS (HLUNA DC), Class A	18,301	91,383
	H Lundbeck AS (HLUNB DC)	127,242	778,639
		Shares	Value»
DENMARK — (Continued)
#*	H&H International AS, Class B	4,374	$45,936
*	Huscompagniet AS	3,263	25,935
	ISS AS	80,337	1,518,284
	Jeudan AS	785	21,900
	Jyske Bank AS	21,728	1,571,476
	Matas AS	19,079	366,445
#*	MT Hoejgaard Holding AS	299	11,742
*Ω	Netcompany Group AS	26,937	1,096,035
*	Nilfisk Holding AS	5,922	92,831
*	NKT AS	27,364	1,829,282
*Ω	NNIT AS	3,672	47,580
	North Media AS	2,886	19,642
	Novo Nordisk AS (NOVOB DC), Class B	660,210	55,737,967
	Novonesis (Novozymes) B	122,099	7,000,306
*	NTG Nordic Transport Group AS	3,952	130,537
#*Ω	Orsted AS	33,066	1,275,043
	Pandora AS	42,700	8,169,288
	Parken Sport & Entertainment AS	758	14,197
	Per Aarsleff Holding AS	7,791	501,491
	Ringkjoebing Landbobank AS	17,579	2,867,359
	Royal Unibrew AS	19,887	1,374,717
*	RTX AS	2,621	23,934
	Schouw & Co. AS	4,762	369,925
	Solar AS, Class B	3,287	138,142
	SP Group AS	5,082	214,864
	Spar Nord Bank AS	35,908	1,037,246
	Sparekassen Sjaelland-Fyn AS	4,968	181,243
	Sydbank AS	24,097	1,279,325
*	TCM Group AS	3,151	30,661
	Tivoli AS	528	46,312
#	Trifork Group AG	4,385	47,885
	Tryg AS	118,419	2,398,997
*	Vestas Wind Systems AS	158,155	2,175,364
*	Zealand Pharma AS	13,695	1,391,636
TOTAL DENMARK			121,359,593
FINLAND — (2.0%)
	Aktia Bank OYJ	27,365	277,492
	Alma Media OYJ	17,155	202,048
#	Anora Group OYJ	9,982	28,825
	Cargotec OYJ, Class B	26,891	1,337,217
	Citycon OYJ	8,489	30,058
	Digia OYJ	6,198	42,774
	Elisa OYJ	46,404	1,997,424
Ω	Enento Group OYJ	5,676	102,632

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	eQ OYJ	1,422	$17,423
	Evli OYJ, Class B	498	9,772
	Fiskars OYJ Abp	3,215	51,242
	Fortum OYJ	179,611	2,609,658
	F-Secure OYJ	43,507	84,211
	Glaston OYJ Abp	6,908	5,949
	Gofore OYJ	3,493	78,251
	Harvia OYJ	6,433	316,567
	Huhtamaki OYJ	44,397	1,639,242
	Ilkka OYJ	2,760	9,398
*	Incap OYJ	1,295	15,033
*	Kalmar OYJ, Class B	26,891	904,046
#	Kamux Corp.	10,602	31,539
	Kemira OYJ	52,787	1,164,406
	Kesko OYJ (KESKOA FH), Class A	61,177	1,152,976
	Kesko OYJ (KESKOB FH), Class B	167,954	3,221,598
*	Kojamo OYJ	25,433	264,230
	Kone OYJ, Class B	80,307	4,156,765
	Konecranes OYJ	35,033	2,107,556
#	Lassila & Tikanoja OYJ	12,121	108,863
*	Lindex Group OYJ	32,479	93,345
	Mandatum OYJ	166,812	824,588
	Marimekko OYJ	15,410	205,113
#	Metsa Board OYJ (METSA FH), Class A	133	858
	Metsa Board OYJ (METSB FH), Class B	49,012	245,042
	Metso OYJ	353,148	3,505,248
	Neste OYJ	116,494	1,476,128
	NoHo Partners OYJ	1,829	15,048
#	Nokia OYJ (NOK US), Sponsored ADR	68,512	315,155
	Nokia OYJ (NOKIA FH)	515,756	2,432,019
	Nokia OYJ (NOKIA FP)	4,241	19,903
#	Nokian Renkaat OYJ	28,526	237,408
	Nordea Bank Abp (NDA FH)	1,162,463	13,826,396
	Nordea Bank Abp (NDA SS)	126,848	1,510,426
	Olvi OYJ, Class A	3,986	126,270
#	Oma Saastopankki OYJ	2,848	32,980
	Oriola OYJ (OKDAV FH)	17,876	18,104
	Oriola OYJ (OKDBV FH), Class B	58,297	56,792
	Orion OYJ (ORNAV FH), Class A	10,006	536,181
	Orion OYJ (ORNBV FH), Class B	41,644	2,259,952
#	Outokumpu OYJ	223,950	716,659
		Shares	Value»
FINLAND — (Continued)
	Pihlajalinna OYJ	7,347	$81,448
	Ponsse OYJ	4,654	99,876
	Puuilo OYJ	30,785	326,345
*	QT Group OYJ	11,637	953,562
	Raisio OYJ, Class V	71,434	167,987
*	Remedy Entertainment OYJ	787	10,816
	Revenio Group OYJ	6,197	199,013
*	Sampo OYJ, Class A	125,443	5,179,477
	Sanoma OYJ	43,245	373,335
	Scanfil OYJ	6,480	55,073
	Stora Enso OYJ, Class R	255,814	2,833,206
#	Taaleri PLC	5,611	46,368
#	Talenom OYJ	4,208	15,177
Ω	Terveystalo OYJ	80,189	975,764
	TietoEVRY OYJ	49,432	952,940
#	Tokmanni Group Corp.	21,513	311,724
	UPM-Kymmene OYJ	66,458	1,959,839
	Vaisala OYJ, Class A	13,918	768,575
#	Valmet OYJ	56,167	1,531,347
	Wartsila OYJ Abp	235,487	4,448,398
#*	WithSecure OYJ	30,765	25,446
*	YIT OYJ	56,931	149,551
TOTAL FINLAND			71,886,077
FRANCE — (8.4%)
#*	74Software SA	7,592	214,008
	Aeroports de Paris SA	10,824	1,233,415
	Airbus SE	93,989	16,257,411
	AKWEL SADIR	2,084	17,368
*	Alstom SA	136,727	2,706,222
	Altamir	2,530	61,313
	Alten SA	12,197	1,121,936
Ω	Amundi SA	28,934	2,036,832
	Arkema SA	25,931	2,066,695
#	Assystem SA	1,932	77,563
	Aubay	2,680	129,068
	AXA SA	200,919	7,622,295
Ω	Ayvens SA	3,124	23,016
*	Bastide le Confort Medical	1,130	26,403
#	Beneteau SACA	11,368	108,374
	BioMerieux	12,372	1,501,591
	BNP Paribas SA	110,305	7,534,898
	Boiron SA	1,876	51,446
	Bouygues SA	51,143	1,625,651
	Bureau Veritas SA	129,551	4,048,682
*	Canal & SA	258,055	587,931
	Capgemini SE	35,481	6,447,477
	Carrefour SA	300,378	4,279,601
	Catana Group	7,575	42,521
	CBo Territoria	19,983	75,952
*	Cegedim SA	4,449	57,845
	Cie des Alpes	7,941	134,847
*	Claranova SE	24,407	35,808

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Clariane SE	44,394	$99,606
	Coface SA	53,480	862,352
	Credit Agricole SA	185,981	2,799,830
	Danone SA	53,755	3,765,266
	Dassault Aviation SA	2,967	669,512
	Dassault Systemes SE	78,029	3,046,394
	Derichebourg SA	44,483	247,978
	Edenred SE	38,355	1,323,256
	Eiffage SA	38,638	3,451,799
*Ω	Elior Group SA	49,414	133,742
	Elis SA	51,341	1,051,048
#	Equasens	1,782	69,619
	EssilorLuxottica SA	12,599	3,457,904
	Esso SA Francaise	1,820	210,803
	Eurazeo SE	20,491	1,691,597
	Eurofins Scientific SE	32,355	1,735,852
Ω	Euronext NV	11,425	1,326,981
#*	Eutelsat Communications SACA	68,601	122,996
	Exclusive Networks SA	6,752	132,354
	Exel Industries SA, Class A	353	16,266
*	Figeac Aero	664	4,747
	Fnac Darty SA (FNAC FP)	6,683	204,248
	Forvia SE (1EO IM)	2,574	27,114
	Forvia SE (FRVIA FP)	38,724	406,423
	Gaztransport Et Technigaz SA	26,974	4,120,567
	Getlink SE	143,245	2,291,538
	GL Events SACA	4,130	81,439
	Groupe Crit SA	1,898	112,990
	Groupe SFPI	8,310	16,570
#	Guerbet	1,951	55,274
*	Haulotte Group SA	9,012	25,810
	Hermes International SCA	7,917	22,267,822
*	ID Logistics Group SACA	865	361,817
	Imerys SA	4,897	134,973
	Infotel SA	2,372	91,910
	Interparfums SA	7,488	341,272
	Ipsen SA	19,303	2,382,791
	IPSOS SA	18,582	879,279
	Jacquet Metals SACA	6,987	118,463
*	JCDecaux SE	32,150	538,350
	Kaufman & Broad SA	9,766	336,007
	Kering SA	10,909	2,855,848
Ω	La Francaise des Jeux SACA	74,764	2,840,863
	Laurent-Perrier	972	105,794
	Lectra	5,020	139,781
	Legrand SA	49,105	5,006,394
	Linedata Services	233	19,566
		Shares	Value»
FRANCE — (Continued)
	LISI SA	2,079	$59,140
	L'Oreal SA	50,782	18,841,756
*	Louis Hachette Group	258,055	345,127
*	Lumibird	1,274	10,174
	LVMH Moet Hennessy Louis Vuitton SE	63,354	46,337,390
#Ω	Maisons du Monde SA	8,847	37,655
	Manitou BF SA	4,378	98,314
	Metropole Television SA	17,286	222,354
Ω	Neoen SA	25,550	1,054,197
	Nexans SA	14,399	1,404,984
*	Nexity SA	27,907	373,814
	Oeneo SA	5,443	52,653
	Opmobility	14,920	168,838
	Orange SA (ORA FP)	880,269	9,466,857
	Pernod Ricard SA	21,061	2,405,361
	Publicis Groupe SA (PUB FP)	54,329	5,777,993
	Quadient SA	14,021	265,300
*††	Recylex SA	633	0
	Renault SA	57,779	2,966,243
	Rexel SA	127,326	3,370,814
	Robertet SA	304	268,547
	Rubis SCA	50,510	1,320,140
	Safran SA	54,414	13,489,028
	Samse SACA	200	29,527
	Sanofi SA (SAN FP)	113,576	12,343,671
	Sartorius Stedim Biotech	2,353	542,552
	Schneider Electric SE (0NWV LI)	278	70,570
	Schneider Electric SE (SU FP)	54,213	13,749,753
	SCOR SE	101,067	2,582,066
	SEB SA	7,384	702,514
	SES SA	153,657	499,224
#*Ω	SMCP SA	20,526	67,731
	Societe BIC SA	9,374	618,059
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	45,005
	Societe Generale SA	135,409	4,383,194
	Sopra Steria Group	8,580	1,595,125
	SPIE SA	67,490	2,249,268
	Stef SA	917	127,277
	Sword Group	3,554	129,691
*	Synergie SE	4,886	142,291
	Technip Energies NV	92,631	2,624,254
	Teleperformance SE	22,577	2,114,149
	Television Francaise 1 SA	28,402	223,962
	TFF Group	240	6,786
	Thales SA	25,137	4,069,057
	Thermador Groupe	3,918	288,949
#	Tikehau Capital SCA	14,025	314,663

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	2,268	$310,804
*	Ubisoft Entertainment SA	47,319	545,984
	Valeo SE	45,714	509,567
*	Vallourec SACA	86,392	1,640,968
#	Vetoquinol SA	373	27,412
	VIEL & Cie SA	5,994	75,665
	Vinci SA	76,416	8,269,195
	Virbac SACA	1,494	501,505
*	Viridien	4,950	285,478
	Vivendi SE	258,056	729,392
#*	Voltalia SA	18,127	133,947
	Vranken-Pommery Monopole SA	127	1,692
#	Wavestone	4,861	246,955
*Ω	Worldline SA	74,470	659,011
TOTAL FRANCE			303,902,566
GERMANY — (7.1%)
	7C Solarparken AG	25,419	50,441
#*	About You Holding SE	2,117	14,498
	Adesso SE	1,578	156,596
	adidas AG	33,852	8,925,414
	Adtran Networks SE	4,294	89,425
	All for One Group SE	1,306	84,179
	Allgeier SE	3,172	50,458
	Allianz SE (ALV GR)	37,331	12,172,384
	AlzChem Group AG	4,255	283,394
	Amadeus Fire AG	4,082	333,302
*	Aroundtown SA	279,506	829,385
	Atoss Software SE	3,950	471,540
Ω	Aumann AG	766	8,781
	Aurubis AG	16,913	1,327,229
*Ω	Auto1 Group SE	2,643	51,080
*	Basler AG	3,400	28,670
	Bayerische Motoren Werke AG	74,154	6,022,016
#*	BayWa AG (BYW6 GR)	7,917	74,135
#	Bechtle AG	46,174	1,549,776
#	Beiersdorf AG	13,252	1,772,773
	Bertrandt AG	2,343	48,784
	Bijou Brigitte AG	991	38,760
	Bilfinger SE	12,322	633,783
#	Borussia Dortmund GmbH & Co. KGaA	35,134	118,997
#*	BRANICKS Group AG	12,592	32,771
	Brenntag SE	62,046	3,903,932
	CANCOM SE (COK GR)	10,650	279,660
	Carl Zeiss Meditec AG	581	35,394
*	Ceconomy AG	86,488	267,368
	CENIT AG	2,917	25,781
	Cewe Stiftung & Co. KGaA	3,319	351,322
		Shares	Value»
GERMANY — (Continued)
	Commerzbank AG	224,966	$4,343,890
*	CompuGroup Medical SE & Co. KGaA	12,787	292,499
	Continental AG	29,503	2,096,870
*	Covestro AG	65,635	4,037,723
	CTS Eventim AG & Co. KGaA	27,822	2,712,961
	Daimler Truck Holding AG	208,064	9,162,605
	Dermapharm Holding SE	5,041	207,329
	Deutsche Beteiligungs AG	5,743	142,488
	Deutsche Boerse AG	45,891	11,336,810
*Ω	Deutsche Pfandbriefbank AG	56,206	318,993
	Deutsche Post AG	123,291	4,438,823
	Deutsche Telekom AG (DTE GR)	337,881	11,335,556
	Deutsche Wohnen SE	9,457	236,628
	Deutz AG	27,374	132,414
	Draegerwerk AG & Co. KGaA	1,079	52,677
	Duerr AG	24,062	592,669
Ω	DWS Group GmbH & Co. KGaA	19,199	947,504
	E.ON SE	548,847	6,500,990
	Eckert & Ziegler SE	5,983	337,928
	Elmos Semiconductor SE	1,905	139,842
#	ElringKlinger AG	8,425	41,222
	Energiekontor AG	1,757	81,041
	Evonik Industries AG	114,452	2,149,165
*	Evotec SE	19,828	177,383
	Fabasoft AG	2,482	44,566
	Fielmann Group AG	6,759	306,966
	flatexDEGIRO AG	34,828	590,057
	FORTEC Elektronik AG	383	7,808
*	Fraport AG Frankfurt Airport Services Worldwide	14,895	887,300
	Freenet AG	63,008	1,943,949
	Fresenius Medical Care AG (FME GR)	40,462	2,009,941
*	Fresenius SE & Co. KGaA	51,589	1,974,080
	Friedrich Vorwerk Group SE	722	26,595
	FUCHS SE	23,091	787,559
	GEA Group AG	92,131	4,862,408
	Gesco SE	3,348	45,712
	GFT Technologies SE	8,037	188,820
*	Grand City Properties SA	16,915	195,318
	H&R GmbH & Co. KGaA	8,388	32,723

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	19,145	$5,044,493
	Hawesko Holding SE	1,210	29,922
*	Heidelberger Druckmaschinen AG	82,259	103,465
	Hella GmbH & Co. KGaA	4,003	373,130
*	HelloFresh SE	95,152	1,046,923
	Henkel AG & Co. KGaA	28,403	2,194,055
	Hensoldt AG	26,191	1,053,061
	HOCHTIEF AG	10,134	1,466,730
	Hornbach Holding AG & Co. KGaA	4,368	335,004
	HUGO BOSS AG	18,047	845,467
	Indus Holding AG	6,677	142,802
	Infineon Technologies AG (IFX GR)	180,624	5,938,646
Ω	Instone Real Estate Group SE	22,434	193,248
	IVU Traffic Technologies AG	4,593	74,564
	Jenoptik AG	20,965	470,175
Ω	JOST Werke SE	6,051	291,154
	KION Group AG	32,805	1,218,188
	Kloeckner & Co. SE	7,323	37,246
#	Knaus Tabbert AG	2,630	41,327
	Knorr-Bremse AG	38,916	3,075,903
#*	Koenig & Bauer AG	3,611	61,282
#	Kontron AG	15,395	313,168
	Krones AG	7,626	1,040,594
	KWS Saat SE & Co. KGaA	4,116	258,931
	Lanxess AG	34,303	931,588
	Leifheit AG	1,957	32,689
*	LPKF Laser & Electronics SE	3,567	31,118
*	Medios AG	8,668	111,490
	Mercedes-Benz Group AG	177,971	10,827,780
	METRO AG	32,671	130,577
	MLP SE	28,411	205,918
	MTU Aero Engines AG	5,993	2,047,287
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,579	7,360,256
#	Mutares SE & Co. KGaA	4,664	128,950
#*	Nagarro SE	3,173	277,932
	Nemetschek SE	27,202	3,250,124
*	Nexus AG	3,365	240,869
*	Nordex SE	55,299	638,419
	Norma Group SE	8,633	148,108
	Patrizia SE	26,565	221,878
*	Pentixapharm Holding AG	5,983	18,577
		Shares	Value»
GERMANY — (Continued)
	Pfeiffer Vacuum Technology AG	1,776	$285,674
#	PNE AG	7,350	92,488
	ProSiebenSat.1 Media SE	64,745	371,986
	Puma SE (PUM GR)	55,377	1,737,741
#*	PVA TePla AG	4,827	69,168
	Qiagen NV	46,481	2,071,193
	Rational AG	3,199	2,842,719
	Rheinmetall AG	8,379	6,550,988
#	RTL Group SA	18,061	551,908
	SAF-Holland SE	6,396	109,692
	SAP SE (SAP GR)	80,690	22,236,077
#	SAP SE (SAP US), Sponsored ADR	1,458	402,495
	Secunet Security Networks AG	470	61,831
*	SFC Energy AG	1,752	30,805
	Siemens AG (SIE GR)	107,062	22,951,530
#*	Siemens Energy AG	125,241	7,451,500
Ω	Siemens Healthineers AG	33,439	1,897,869
	Sixt SE	3,990	324,026
#	SMA Solar Technology AG	5,600	78,296
*	SNP Schneider-Neureither & Partner SE	334	23,276
	Stabilus SE	7,379	243,778
#	STRATEC SE	2,512	91,955
	Stroeer SE & Co. KGaA	12,956	765,782
*	Surteco Group SE	706	16,003
	SUSS MicroTec SE	7,059	315,236
	Symrise AG	57,655	5,903,528
*	TAG Immobilien AG	74,482	1,106,912
	Takkt AG	13,480	114,051
*	Talanx AG	32,040	2,721,503
*Ω	TeamViewer SE	74,051	876,963
	Technotrans SE	943	17,093
	United Internet AG	43,969	737,393
#	Verbio SE	9,842	93,555
	Volkswagen AG	5,973	625,505
	Vossloh AG	2,950	144,965
#	Wacker Chemie AG	5,220	357,725
	Wacker Neuson SE	11,332	192,183
	Washtec AG	4,609	190,783
*	Westwing Group SE	1,169	9,394
	Wuestenrot & Wuerttembergische AG	12,782	163,294
*Ω	Zalando SE	49,320	1,838,055
	Zeal Network SE	1,283	60,369
TOTAL GERMANY			254,732,165

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (0.9%)
*	Acme International Holdings Ltd.	42,500	$9,280
	Aeon Credit Service Asia Co. Ltd.	18,000	13,387
	AIA Group Ltd.	1,454,600	10,226,047
	Analogue Holdings Ltd.	192,000	20,707
	APAC Resources Ltd.	88,628	10,717
*	Apollo Future Mobility Group Ltd.	86,400	5,985
	ASMPT Ltd.	48,400	446,939
	Best Mart 360 Holdings Ltd.	48,000	10,438
	BOC Hong Kong Holdings Ltd.	282,000	916,707
	Bright Smart Securities & Commodities Group Ltd.	342,000	104,279
	Build King Holdings Ltd.	40,000	4,737
	China Motor Bus Co. Ltd.	800	5,170
*	China Star Entertainment Ltd.	130,000	6,925
*	Chinese Estates Holdings Ltd.	140,000	21,070
	Chow Sang Sang Holdings International Ltd.	163,000	138,166
*	Chuang's China Investments Ltd.	190,000	2,241
	CITIC Telecom International Holdings Ltd.	444,000	125,039
	CK Asset Holdings Ltd.	188,823	788,983
*	C-Mer Medical Holdings Ltd.	148,000	36,832
#††	Convoy, Inc.	528,000	2,121
Ω	Crystal International Group Ltd.	139,000	82,604
*	CSC Holdings Ltd.	12,550,000	44,953
*	CSI Properties Ltd.	690,000	7,527
#	CTF Services Ltd.	455,242	428,889
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	115,223
	Dah Sing Financial Holdings Ltd.	54,000	192,771
	Dickson Concepts International Ltd.	63,000	39,791
	Dynamic Holdings Ltd.	38,000	48,959
	Emperor Watch & Jewellery Ltd.	490,000	10,759
		Shares	Value»
HONG KONG — (Continued)
*	Energy International Investments Holdings Ltd.	276,000	$13,772
*	ENM Holdings Ltd.	376,000	12,684
*	Esprit Holdings Ltd.	1,098,100	17,600
	Far East Consortium International Ltd.	489,043	55,258
*Ω	FIT Hon Teng Ltd.	345,000	151,076
	FSE Lifestyle Services Ltd.	50,000	36,114
	Giordano International Ltd.	560,000	110,822
	Glorious Sun Enterprises Ltd.	129,000	19,554
#††	Gold Financial Holdings Ltd.	44,000	0
	Great Eagle Holdings Ltd.	99,693	133,928
*††	Greentech Technology International Ltd.	62,000	1,671
	G-Resources Group Ltd.	130,050	62,029
	Guoco Group Ltd.	10,000	89,589
	Guotai Junan International Holdings Ltd.	1,443,000	212,140
	Hang Lung Group Ltd.	34,000	45,071
	Hang Lung Properties Ltd.	358,635	283,695
	Hang Seng Bank Ltd.	78,800	987,409
*	Hanison Construction Holdings Ltd.	9,806	360
	HKBN Ltd.	89,000	60,293
	Hong Kong Ferry Holdings Co. Ltd.	92,000	49,221
*	Hong Kong Technology Venture Co. Ltd.	88,794	14,826
	Hongkong Chinese Ltd.	58,000	1,855
Ω	Honma Golf Ltd.	11,500	4,854
	Hysan Development Co. Ltd.	122,000	176,405
	IGG, Inc.	246,000	128,079
Ω	Impro Precision Industries Ltd.	96,000	26,290
	Johnson Electric Holdings Ltd.	90,000	119,335
#	K Wah International Holdings Ltd.	572,000	127,393
	Kerry Logistics Network Ltd.	113,500	95,305
	Kerry Properties Ltd.	250,500	492,727
	Kowloon Development Co. Ltd.	200,932	98,563

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	KRP Development Holdings Ltd.	33,000	$2,546
	Liu Chong Hing Investment Ltd.	96,000	48,688
	Luk Fook Holdings International Ltd.	167,000	307,079
	Man Wah Holdings Ltd.	512,800	310,888
	MGM China Holdings Ltd.	158,000	222,556
*	Midland Holdings Ltd.	251,026	26,783
	Modern Dental Group Ltd.	116,000	61,196
*	NagaCorp Ltd.	377,140	139,568
*	New Focus Auto Tech Holdings Ltd.	1,520,000	8,794
#	New World Development Co. Ltd.	463,000	248,440
*††	NewOcean Energy Holdings Ltd.	550,000	0
	Oriental Watch Holdings	162,476	73,452
	PAX Global Technology Ltd.	252,000	155,136
	PC Partner Group Ltd.	72,000	48,895
	Pentamaster International Ltd.	126,000	15,539
#	Perfect Medical Health Management Ltd.	183,000	49,822
	Pico Far East Holdings Ltd.	406,000	110,184
	Playmates Toys Ltd.	96,000	7,538
	Plover Bay Technologies Ltd.	80,000	49,813
	Power Assets Holdings Ltd.	157,000	1,015,737
	PRADA SpA	132,100	1,059,117
*	PT International Development Co. Ltd.	58,500	2,141
#	Sa Sa International Holdings Ltd.	410,000	34,815
Ω	Samsonite International SA	578,700	1,685,848
*	Sands China Ltd.	110,000	264,441
#*	Shandong Hi-Speed Holdings Group Ltd.	250,000	191,747
*	Shun Tak Holdings Ltd.	264,000	20,748
	Singamas Container Holdings Ltd.	542,000	49,558
	Sino Land Co. Ltd.	567,822	544,558
	Soundwill Holdings Ltd.	11,500	7,838
		Shares	Value»
HONG KONG — (Continued)
	Sun Hung Kai Properties Ltd.	157,707	$1,409,797
	Swire Pacific Ltd. (19 HK), Class A	62,000	538,451
	Swire Pacific Ltd. (87 HK), Class B	77,500	108,820
	Swire Properties Ltd.	83,600	165,091
	TAI Cheung Holdings Ltd.	170,000	63,919
	Techtronic Industries Co. Ltd.	239,500	3,221,056
#*	Television Broadcasts Ltd.	145,800	59,639
#	Theme International Holdings Ltd.	2,880,000	146,512
	Town Health International Medical Group Ltd.	952,000	34,854
	Tradelink Electronic Commerce Ltd.	224,000	26,471
	Tycoon Group Holdings Ltd.	64,000	28,180
	United Laboratories International Holdings Ltd.	252,000	374,619
*	Value Partners Group Ltd.	387,000	71,539
	Vesync Co. Ltd.	153,000	103,503
	Viva Goods Company Ltd.	432,000	32,518
*	Vobile Group Ltd.	174,000	76,198
	VSTECS Holdings Ltd.	186,400	113,266
	VTech Holdings Ltd.	41,500	273,620
*	Wai Kee Holdings Ltd.	120,000	9,861
	Wharf Real Estate Investment Co. Ltd.	242,000	602,200
	Wing Tai Properties Ltd.	18,000	3,936
*	Yunfeng Financial Group Ltd.	28,000	3,830
#*	Zhaobangji Lifestyle Holdings Ltd.	376,000	7,508
TOTAL HONG KONG			31,734,017
IRELAND — (0.4%)
	AIB Group PLC	643,011	3,781,032
	Bank of Ireland Group PLC	414,757	4,121,101
	Cairn Homes PLC	358,413	851,551
	Dalata Hotel Group PLC	45,332	221,805
	FBD Holdings PLC (FBD ID)	12,831	173,421

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Glanbia PLC (GLB ID)	53,426	$780,593
*Ω	Glenveagh Properties PLC	263,160	464,126
	Kerry Group PLC (KYGA ID), Class A	11,394	1,170,068
	Kingspan Group PLC (KSP ID)	44,267	3,070,876
TOTAL IRELAND			14,634,573
ISRAEL — (0.7%)
#*	AFI Properties Ltd.	6,869	341,938
#	Africa Israel Residences Ltd.	1,645	123,722
*	Airport City Ltd.	15,757	265,921
*	Allot Ltd.	5,136	43,814
	Alony Hetz Properties & Investments Ltd.	16,750	150,978
	Amos Luzon Development & Energy Group Ltd.	25,438	20,497
	Arad Ltd.	4,385	62,491
*	Argo Properties NV	2,122	62,811
	Ashdod Refinery Ltd.	1,321	22,549
*	Ashtrom Group Ltd.	11,089	191,256
	Atreyu Capital Markets Ltd.	794	16,604
	AudioCodes Ltd. (AUDC US)	6,136	62,280
	Aura Investments Ltd.	53,611	350,909
	Automatic Bank Services Ltd.	3,721	26,935
*	Avgol Industries 1953 Ltd.	36,631	15,281
	Ayalon Holdings Ltd.	1,303	14,140
*	Azorim-Investment Development & Construction Co. Ltd.	17,797	107,838
	Bank Hapoalim BM	95,936	1,230,733
	Bank Leumi Le-Israel BM	157,351	1,969,235
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	233,987
	Bezeq The Israeli Telecommunication Corp. Ltd.	313,188	497,096
*	Big Shopping Centers Ltd.	954	149,026
	Blue Square Real Estate Ltd.	1,661	150,677
*	Brainsway Ltd. (BWAY IT)	3,680	19,445
	Camtek Ltd.	1,965	173,336
	Carasso Motors Ltd.	14,778	118,180
		Shares	Value»
ISRAEL — (Continued)
	Clal Insurance Enterprises Holdings Ltd.	31,127	$814,388
*	Compugen Ltd.	17,775	42,362
	Danel Adir Yeoshua Ltd.	2,260	262,316
	Danya Cebus Ltd.	2,199	75,775
	Delta Galil Ltd.	4,359	247,285
	Delta Israel Brands Ltd.	1,130	20,966
	Diplomat Holdings Ltd.	790	11,213
	Direct Finance of Direct Group 2006 Ltd.	128	21,324
*	Dor Alon Energy in Israel 1988 Ltd.	1,328	38,566
*	Doral Group Renewable Energy Resources Ltd.	47,213	178,444
*	Duniec Brothers Ltd.	246	17,211
	E&M Computing Ltd.	5,670	15,691
	Elbit Systems Ltd. (ESLT US)	1,786	545,712
*	Electra Consumer Products 1970 Ltd.	4,431	142,727
#	Electra Ltd.	908	510,120
	Electra Real Estate Ltd.	4,172	52,930
*	Ellomay Capital Ltd.	2,313	39,155
#	Energix-Renewable Energies Ltd.	67,152	218,791
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	334,173
*	Enlight Renewable Energy Ltd. (ENLT US)	9,360	148,637
	First International Bank of Israel Ltd.	2,043	108,478
	FMS Enterprises Migun Ltd.	1,725	75,686
	Formula Systems 1985 Ltd. (FORTY IT)	3,085	283,786
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	136,344
	Fox Wizel Ltd.	3,912	323,579
	Gav-Yam Lands Corp. Ltd.	18,625	159,804
*	Hagag Group Real Estate Development	12,553	90,149

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Harel Insurance Investments & Financial Services Ltd.	34,522	$547,523
	Hilan Ltd.	6,150	385,593
	Hiper Global Ltd.	5,670	30,891
	ICL Group Ltd.	40,955	243,503
	IDI Insurance Co. Ltd.	4,267	177,433
*	IES Holdings Ltd.	1,083	75,512
	Ilex Medical Ltd.	2,010	42,247
	Inrom Construction Industries Ltd.	47,768	226,158
	Isracard Ltd.	70,682	325,484
	Israel Canada TR Ltd.	34,847	153,089
*	Israel Land Development Co. Ltd.	6,039	58,652
	Israel Shipyards Industries Ltd.	1,109	35,997
	Isras Investment Co. Ltd.	699	166,698
#*	Kamada Ltd. (KMDA IT)	2,586	17,590
*	Kamada Ltd. (KMDA US)	4,001	26,927
	Kvutzat Acro Ltd.	7,152	127,269
	Lapidoth Capital Ltd.	2,897	61,920
	M Yochananof & Sons Ltd.	2,246	156,746
	Magic Software Enterprises Ltd. (MGIC IT)	312	4,079
	Magic Software Enterprises Ltd. (MGIC US)	20,236	256,592
*	Malam - Team Ltd.	1,445	35,690
	Matrix IT Ltd.	13,031	320,649
	Max Stock Ltd.	15,933	58,850
	Maytronics Ltd.	9,928	22,525
	Mediterranean Towers Ltd.	19,996	63,753
	Mega Or Holdings Ltd.	5,424	177,286
	Melisron Ltd.	3,104	293,651
	MENIF - Financial Services Ltd.	9,819	47,882
#	Menora Mivtachim Holdings Ltd.	10,987	510,629
	Meshulam Levinstein Contracting & Engineering Ltd.	498	57,357
	Migdal Insurance & Financial Holdings Ltd.	206,949	425,385
	Mivne Real Estate KD Ltd.	106,523	319,252
		Shares	Value»
ISRAEL — (Continued)
	Mivtach Shamir Holdings Ltd.	800	$49,777
	Mizrahi Tefahot Bank Ltd.	22,101	1,051,975
	Nawi Group Ltd.	2,062	23,908
*	Nayax Ltd.	808	30,683
	Neto Malinda Trading Ltd.	3,363	82,245
	Next Vision Stabilized Systems Ltd.	16,681	309,793
*	Nice Ltd. (NICE IT)	528	88,257
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	732,677
	Novolog Ltd.	129,670	59,735
	Oil Refineries Ltd.	976,151	288,266
	One Software Technologies Ltd.	15,225	276,677
*	OY Nofar Energy Ltd.	2,141	52,613
	Palram Industries 1990 Ltd.	5,815	150,897
#*	Partner Communications Co. Ltd.	59,085	412,617
	Paz Retail & Energy Ltd.	4,657	671,602
*	Perion Network Ltd.	11,017	97,122
	Phoenix Financial Ltd.	61,961	1,046,611
	Plasson Industries Ltd.	847	48,299
	Polyram Plastic Industries Ltd.	6,862	24,164
	Prashkovsky Investments & Construction Ltd.	1,245	35,567
*	Priortech Ltd.	1,051	52,862
#	Qualitau Ltd.	1,588	110,540
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	285,119
*	Rani Zim Shopping Centers Ltd.	20,347	25,464
#	Rapac Communication & Infrastructure Ltd.	1,869	18,718
	Retailors Ltd.	4,734	92,662
#	Sano-Brunos Enterprises Ltd.	805	78,436
*	Scope Metals Group Ltd.	3,137	134,554
*	Shikun & Binui Ltd.	31,584	104,570
#*	Shikun & Binui Soltec Renewable Energy	19,650	12,064
	Shufersal Ltd.	60,356	625,414
	Summit Real Estate Holdings Ltd.	14,714	238,026

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Tadiran Group Ltd.	1,128	$83,216
*	TAT Technologies Ltd.	916	28,034
	Tel Aviv Stock Exchange Ltd.	21,430	242,923
	Telsys Ltd.	818	41,476
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	658,085
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	1,047,152
	Tiv Taam Holdings 1 Ltd.	6,800	13,128
	Turpaz Industries Ltd.	5,911	43,000
#*	Veridis Environment Ltd.	4,021	28,450
	Victory Supermarket Chain Ltd.	2,615	41,109
	YD More Investments Ltd.	9,397	38,310
	YH Dimri Construction & Development Ltd.	2,970	294,315
TOTAL ISRAEL			26,661,215
ITALY — (2.5%)
	A2A SpA	288,723	681,859
*	Abitare In SpA	2,232	10,511
	ACEA SpA	27,501	526,163
	Amplifon SpA	56,962	1,522,244
Ω	Anima Holding SpA	84,784	581,747
	Ariston Holding NV	28,539	101,934
	Arnoldo Mondadori Editore SpA	81,401	185,689
	Ascopiave SpA	41,478	120,751
	Avio SpA	3,269	54,362
	Azimut Holding SpA	69,440	1,815,584
	B&C Speakers SpA	956	15,746
	Banca Generali SpA	29,500	1,477,162
#	Banca IFIS SpA	10,903	239,236
	Banca Mediolanum SpA	89,019	1,195,160
	Banca Popolare di Sondrio SpA	18,577	171,535
	Banco BPM SpA	124,140	1,091,215
#	BasicNet SpA	14,461	115,895
Ω	BFF Bank SpA	86,415	740,935
	Biesse SpA	4,084	34,068
	BPER Banca SpA	452,881	3,085,113
	Brunello Cucinelli SpA	13,427	1,726,227
	Cairo Communication SpA	29,772	78,488
Ω	Carel Industries SpA	14,044	280,037
	Cembre SpA	670	28,119
		Shares	Value»
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	136,243	$84,585
#	Comer Industries SpA	320	9,961
	Credito Emiliano SpA	22,111	259,582
	Datalogic SpA	6,610	32,439
	Emak SpA	20,039	19,440
Ω	Enav SpA	38,380	137,304
	Enel SpA	630,087	4,478,462
	ERG SpA	3,595	72,857
*	Esprinet SpA	19,730	97,274
	Ferrari NV (RACE IM)	8,345	3,580,552
	Ferrari NV (RACE US)	11,040	4,730,861
	Fila SpA	6,114	60,396
	FinecoBank Banca Fineco SpA	292,388	5,551,030
#	FNM SpA	22,102	9,886
*	Garofalo Health Care SpA	4,444	24,238
	Gefran SpA	856	8,056
	Generali	88,699	2,808,521
	GPI SpA	2,000	20,387
	Hera SpA	510,606	1,867,212
	IMMSI SpA	75,654	39,110
	Intercos SpA	8,316	123,184
	Intesa Sanpaolo SpA	1,461,393	6,325,391
	Iren SpA	103,840	224,727
	Italgas SpA	229,375	1,370,291
	Italian Sea Group SpA	2,613	22,189
	Italmobiliare SpA	4,148	115,550
	Iveco Group NV	78,399	954,203
	Leonardo SpA	48,967	1,529,804
	LU-VE SpA	1,230	36,615
	Maire SpA	67,483	664,456
	MARR SpA	1,335	13,920
	Mediobanca Banca di Credito Finanziario SpA	184,020	3,008,229
	MFE-MediaForEurope NV (MFEA IM), Class A	98,634	320,767
	MFE-MediaForEurope NV (MFEB IM), Class B	13,189	58,389
	Moncler SpA	93,334	5,908,309
#*Ω	Nexi SpA	250,562	1,272,439
Ω	OVS SpA	120,049	429,427
	Pharmanutra SpA	1,644	86,588
#	Piaggio & C SpA	34,873	77,849
Ω	Piovan SpA	3,441	49,742
	Prysmian SpA	32,774	2,279,729
	Recordati Industria Chimica e Farmaceutica SpA	30,527	1,854,946
	Reply SpA	7,537	1,242,369

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	$57,477
#*	Safilo Group SpA	87,662	97,670
*	Saipem SpA	996,975	2,432,780
#	Salvatore Ferragamo SpA	6,770	53,923
	Sanlorenzo SpA	5,033	185,777
	Sesa SpA	4,115	290,421
	Snam SpA	412,353	1,906,907
#	Sogefi SpA	10,917	22,528
	SOL SpA	11,535	468,375
	Spaxs SpA	23,291	87,671
	Stellantis NV (STLA US)	97,814	1,284,298
#	Stellantis NV (STLA UX)	313,369	4,114,535
	Tamburi Investment Partners SpA	31,733	278,583
Ω	Technogym SpA	54,150	629,900
*	Telecom Italia SpA (TIT IM)	2,555,340	701,407
*	Telecom Italia SpA (TITR IM)	156,888	50,094
	Tenaris SA (TEN IM)	47,641	900,377
	Tenaris SA (TS US), ADR	14,302	538,899
	Terna - Rete Elettrica Nazionale	79,454	655,410
	Tinexta SpA	4,730	39,668
	TXT e-solutions SpA	1,626	62,863
	UniCredit SpA	131,048	6,018,152
	Unipol Assicurazioni SpA	168,219	2,279,482
	Webuild SpA	140,183	426,935
#	Zignago Vetro SpA	4,660	50,640
TOTAL ITALY			91,375,818
JAPAN — (19.8%)
#	&Do Holdings Co. Ltd.	2,700	20,936
	A&D HOLON Holdings Co. Ltd.	8,800	107,493
	AB&Company Co. Ltd.	3,400	18,146
	ABC-Mart, Inc.	19,500	407,002
	Achilles Corp.	7,700	72,502
	Acom Co. Ltd.	98,800	243,642
	AD Works Group Co. Ltd.	19,300	25,787
	Adastria Co. Ltd.	11,900	254,321
	ADEKA Corp.	42,500	792,077
	Ad-sol Nissin Corp.	3,900	48,960
#	Advan Group Co. Ltd.	8,700	56,542
	Advanced Media, Inc.	3,000	21,500
	Advantest Corp.	127,000	7,021,472
	Adventure, Inc.	700	16,816
		Shares	Value»
JAPAN — (Continued)
	Adways, Inc.	5,500	$10,486
#	Aeon Co. Ltd.	80,399	1,947,845
	Aeon Delight Co. Ltd.	12,200	321,121
#	Aeon Fantasy Co. Ltd.	2,500	46,087
	AEON Financial Service Co. Ltd.	29,600	239,189
#	Aeon Hokkaido Corp.	15,400	88,713
#	Aeon Kyushu Co. Ltd.	1,900	32,285
#	Aeon Mall Co. Ltd.	16,700	210,784
	Ai Holdings Corp.	7,600	97,290
	Aica Kogyo Co. Ltd.	20,600	429,837
	Aichi Corp.	13,000	120,121
	Aichi Steel Corp.	8,200	365,959
	Aichi Tokei Denki Co. Ltd.	2,000	24,449
	Aida Engineering Ltd.	22,000	114,834
	Ain Holdings, Inc.	11,300	340,965
	Aiphone Co. Ltd.	3,600	62,819
	Air Water, Inc.	57,300	714,401
	Airtech Japan Ltd.	2,700	18,850
#	Airtrip Corp.	5,400	43,089
	Aisan Industry Co. Ltd.	14,500	178,171
	Aisin Corp.	53,100	600,646
#	AIT Corp.	8,400	92,434
	Ajis Co. Ltd.	2,400	35,916
	Akatsuki Corp.	10,000	29,981
	Akatsuki, Inc.	3,700	70,641
*	Akebono Brake Industry Co. Ltd.	30,700	22,303
	Akita Bank Ltd.	4,200	62,626
	Albis Co. Ltd.	3,200	54,002
	Alconix Corp.	1,300	12,715
	Alfresa Holdings Corp.	79,900	1,093,748
#	Alinco, Inc.	5,700	38,440
#	Alleanza Holdings Co. Ltd.	5,900	42,027
	Almado, Inc.	1,000	7,627
	Alpen Co. Ltd.	6,900	94,774
#	Alpha Systems, Inc.	3,400	76,929
	Alps Alpine Co. Ltd.	48,216	482,142
	Altech Corp.	13,900	222,324
	Amada Co. Ltd.	114,800	1,185,366
#	Amano Corp.	22,200	580,699
	Amiyaki Tei Co. Ltd.	4,800	49,307
	Amvis Holdings, Inc.	9,000	37,945
#	Anabuki Kosan, Inc.	2,300	29,539
	Anest Iwata Corp.	17,000	148,101
	Anicom Holdings, Inc.	26,171	109,459
*	Anrakutei Co. Ltd.	400	18,100
	Anycolor, Inc.	7,500	153,353
	Aoyama Trading Co. Ltd.	8,900	125,342
	Aoyama Zaisan Networks Co. Ltd.	15,000	178,441
#	Aozora Bank Ltd.	23,400	361,171

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries Ltd.	9,100	$65,406
	Arata Corp.	12,400	252,737
	ARCLANDS Corp.	7,819	86,596
	Arcs Co. Ltd.	15,523	269,739
	ARE Holdings, Inc.	41,100	508,333
	Arealink Co. Ltd.	10,800	161,865
	Argo Graphics, Inc.	6,100	193,335
	Artience Co. Ltd.	26,000	517,240
	Artnature, Inc.	4,600	23,801
#	Artner Co. Ltd.	3,000	35,613
	As One Corp.	25,200	411,952
	Asahi Co. Ltd.	6,200	59,300
	Asahi Diamond Industrial Co. Ltd.	14,700	81,386
	Asahi Group Holdings Ltd.	232,497	2,518,253
	Asahi Intelligence Service Co. Ltd.	1,400	8,553
	Asahi Kasei Corp.	370,600	2,516,981
#	Asahi Kogyosha Co. Ltd.	11,200	158,561
	Asahi Net, Inc.	11,600	48,708
#	Asahi Yukizai Corp.	9,500	265,102
	Asanuma Corp.	25,000	103,727
	Asics Corp.	149,600	3,334,603
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	45,586
	ASKUL Corp.	21,200	232,403
	Astellas Pharma, Inc.	120,800	1,171,038
	Astena Holdings Co. Ltd.	14,100	40,330
	Atrae, Inc.	4,800	22,957
#	Aucnet, Inc.	6,400	108,265
	Autobacs Seven Co. Ltd.	33,600	322,146
	Aval Data Corp.	1,300	21,857
	Avant Group Corp.	8,900	110,755
	Axial Retailing, Inc.	20,400	117,077
	Azbil Corp.	157,200	1,184,140
#	AZ-COM MARUWA Holdings, Inc.	17,500	129,100
	AZOOM Co. Ltd.	900	37,804
	Bandai Namco Holdings, Inc.	107,900	2,676,355
	Bando Chemical Industries Ltd.	8,500	103,817
#*	Bank of Innovation, Inc.	900	37,326
	Bank of Saga Ltd.	3,300	49,639
	Bank of the Ryukyus Ltd.	9,900	72,993
	Base Co. Ltd.	4,900	95,056
*	baudroie, Inc.	300	9,453
	BayCurrent, Inc.	43,600	1,859,188
	Beauty Garage, Inc.	3,800	33,496
	Beenos, Inc.	7,200	183,723
	Belc Co. Ltd.	4,700	190,304
		Shares	Value»
JAPAN — (Continued)
	Bell System24 Holdings, Inc.	19,100	$155,431
	Belluna Co. Ltd.	13,273	75,038
	Bewith, Inc.	2,200	19,928
#	Bic Camera, Inc.	33,100	356,243
	BIPROGY, Inc.	39,200	1,211,230
	B-Lot Co. Ltd.	2,000	15,958
	BML, Inc.	6,708	122,966
	Bookoff Group Holdings Ltd.	2,900	25,728
#	Br Holdings Corp.	8,900	19,607
#	BrainPad, Inc.	7,200	52,254
	BRONCO BILLY Co. Ltd.	600	14,000
	Brother Industries Ltd.	40,700	717,132
	Bunka Shutter Co. Ltd.	27,200	327,137
	Business Brain Showa-Ota, Inc.	5,400	75,244
	Business Engineering Corp.	2,400	55,342
	BuySell Technologies Co. Ltd.	1,600	28,170
	C Uyemura & Co. Ltd.	5,000	331,448
	CAC Holdings Corp.	5,100	57,817
	Canon Electronics, Inc.	3,300	54,033
	Canon Marketing Japan, Inc.	17,700	581,294
	Canon, Inc. (7751 JP)	41,700	1,343,946
	Canon, Inc. (CAJ US), Sponsored ADR	14,115	455,209
	Capcom Co. Ltd.	77,200	1,762,644
	Career Design Center Co. Ltd.	1,900	22,137
#	Careerlink Co. Ltd.	4,900	78,350
#	Carenet, Inc.	13,100	49,133
#	Carlit Co. Ltd.	10,600	79,374
	Casio Computer Co. Ltd.	42,700	355,004
	Cawachi Ltd.	6,000	102,780
	CDS Co. Ltd.	1,300	14,627
	Celsys, Inc.	16,700	150,380
	Central Automotive Products Ltd.	6,500	192,490
	Central Japan Railway Co.	45,275	839,706
	Central Security Patrols Co. Ltd.	3,900	72,581
#	Central Sports Co. Ltd.	1,100	17,171
#	Ceres, Inc.	3,300	61,601
#	Change Holdings, Inc.	33,200	312,267

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	7,900	$65,037
#	Chikaranomoto Holdings Co. Ltd.	1,800	13,808
#	Chino Corp.	3,100	44,171
#	Chiyoda Co. Ltd.	5,400	44,432
*	Chiyoda Integre Co. Ltd.	2,700	50,652
	Chofu Seisakusho Co. Ltd.	5,400	67,181
	Chori Co. Ltd.	1,600	35,652
	Chudenko Corp.	14,100	293,539
	Chugai Pharmaceutical Co. Ltd.	108,800	4,690,913
#	Chugai Ro Co. Ltd.	3,400	73,166
	Chugoku Marine Paints Ltd.	23,700	359,748
	CKD Corp.	12,500	203,390
	CK-San-Etsu Co. Ltd.	2,300	58,519
	Cleanup Corp.	13,500	56,009
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	518,123
	COLOPL, Inc.	23,200	73,690
#	Computer Engineering & Consulting Ltd.	5,000	60,984
	Computer Institute of Japan Ltd.	16,560	50,059
	COMSYS Holdings Corp.	37,521	779,656
	Comture Corp.	10,400	145,677
	Copro-Holdings Co. Ltd.	900	9,589
	Core Corp.	2,600	31,413
	Corona Corp.	6,600	40,493
	Cosel Co. Ltd.	13,300	87,470
	Cosmos Initia Co. Ltd.	4,300	24,661
#	Cosmos Pharmaceutical Corp.	21,800	1,020,293
	Cota Co. Ltd.	6,189	65,403
	CRE, Inc.	6,800	74,524
#	Create Restaurants Holdings, Inc.	17,600	153,540
	Create SD Holdings Co. Ltd.	12,300	224,237
	Creek & River Co. Ltd.	9,000	96,436
	Cresco Ltd.	14,200	104,519
	Cross Cat Co. Ltd.	1,300	9,115
	CrowdWorks, Inc.	2,100	17,029
	CTI Engineering Co. Ltd.	13,400	229,024
	CTS Co. Ltd.	8,700	46,945
*	CUC, Inc.	3,200	31,215
		Shares	Value»
JAPAN — (Continued)
	Curves Holdings Co. Ltd.	17,900	$84,824
*	Cyber Security Cloud, Inc.	1,300	16,913
	CyberAgent, Inc.	154,754	1,152,186
	Cybozu, Inc.	11,300	199,444
	Dai Nippon Printing Co. Ltd.	40,800	602,999
	Dai Nippon Toryo Co. Ltd.	14,600	113,676
	Dai-Dan Co. Ltd.	13,300	315,298
	Daido Steel Co. Ltd.	66,700	531,220
	Daifuku Co. Ltd.	75,400	1,547,536
#	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	140,838
	Daihen Corp.	1,300	59,284
#	Daiho Corp.	2,600	57,441
	Dai-Ichi Cutter Kogyo KK	3,000	25,804
	Daiichi Jitsugyo Co. Ltd.	10,200	170,159
	Daiichi Kensetsu Corp.	2,300	36,222
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,400	55,164
	Dai-ichi Life Holdings, Inc.	132,100	3,607,014
	Daiichi Sankyo Co. Ltd.	179,100	4,993,380
	Daiken Medical Co. Ltd.	4,300	13,959
	Daiki Aluminium Industry Co. Ltd.	15,300	104,312
	Daikin Industries Ltd.	31,300	3,676,534
	Daikokutenbussan Co. Ltd.	2,800	136,099
	Daikyonishikawa Corp.	9,400	38,519
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	126,775
	Daiseki Co. Ltd.	10,780	257,740
	Daisue Construction Co. Ltd.	4,800	53,507
	Daisyo Corp.	1,400	10,026
	Daito Pharmaceutical Co. Ltd.	1,760	23,507
	Daito Trust Construction Co. Ltd.	20,000	2,143,052
	Daitron Co. Ltd.	1,900	32,801
	Daiwa House Industry Co. Ltd.	154,500	4,867,329
	Daiwa Industries Ltd.	13,400	138,142

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	124,300	$899,827
	Daiwabo Holdings Co. Ltd.	35,700	694,780
	DCM Holdings Co. Ltd.	40,100	366,026
#*	DD GROUP Co. Ltd.	3,500	28,498
	Dear Life Co. Ltd.	22,000	141,861
#*	Demae-Can Co. Ltd.	10,300	15,621
#	DeNA Co. Ltd.	39,500	693,459
	Densan System Holdings Co. Ltd.	3,700	53,944
	Denso Corp.	100,500	1,390,769
	Dentsu Group, Inc.	34,400	796,944
	Dentsu Soken, Inc.	11,000	435,041
	Denyo Co. Ltd.	8,200	141,675
	Dexerials Corp.	14,400	187,652
	DIC Corp.	41,800	905,486
	Digital Arts, Inc.	5,100	194,568
	Digital Hearts Holdings Co. Ltd.	10,800	60,567
#	Digital Holdings, Inc.	4,300	36,520
	Digital Information Technologies Corp.	1,800	23,866
	Dip Corp.	22,200	331,183
	Disco Corp.	10,600	3,067,886
	DKK Co. Ltd.	2,600	28,497
	DKS Co. Ltd.	4,000	75,565
	DMG Mori Co. Ltd.	74,600	1,203,294
	DMS, Inc.	1,100	13,041
	DMW Corp.	300	7,377
	Doshisha Co. Ltd.	10,300	141,124
	Double Standard, Inc.	1,000	11,031
	Dowa Holdings Co. Ltd.	24,100	717,712
	DTS Corp.	20,500	559,126
	Duskin Co. Ltd.	17,500	419,224
	DyDo Group Holdings, Inc.	6,600	137,917
	Eagle Industry Co. Ltd.	6,900	92,003
#	Earth Corp.	6,700	217,805
#	EAT&HOLDINGS Co. Ltd.	3,100	42,745
	Ebara Corp.	154,200	2,540,005
	Ebara Foods Industry, Inc.	1,900	35,466
	Ebara Jitsugyo Co. Ltd.	4,200	106,624
	Ebase Co. Ltd.	9,600	38,714
	Eco's Co. Ltd.	4,400	57,680
	EDION Corp.	34,000	401,442
	eGuarantee, Inc.	14,500	162,775
	Eiken Chemical Co. Ltd.	1,100	15,113
	Eisai Co. Ltd.	27,700	820,533
	Eizo Corp.	14,600	207,380
	EJ Holdings, Inc.	5,000	51,922
		Shares	Value»
JAPAN — (Continued)
	Elan Corp.	2,900	$13,849
	Elecom Co. Ltd.	15,300	147,115
	EM Systems Co. Ltd.	13,800	70,936
	en Japan, Inc.	20,900	270,608
	Endo Lighting Corp.	4,900	44,083
#	Envipro Holdings, Inc.	3,000	7,739
#*	eRex Co. Ltd.	12,500	64,314
	ERI Holdings Co. Ltd.	2,600	38,455
	ES-Con Japan Ltd.	13,100	85,029
	Eslead Corp.	4,000	120,073
	ESPEC Corp.	4,200	70,053
	EXEO Group, Inc.	85,900	937,886
#	Ezaki Glico Co. Ltd.	13,600	410,045
	F&M Co. Ltd.	3,000	36,229
	FALCO HOLDINGS Co. Ltd.	2,800	42,810
	FANUC Corp.	58,300	1,736,863
	Fast Fitness Japan, Inc.	1,400	11,610
	Fast Retailing Co. Ltd.	33,900	11,165,206
*	FDK Corp.	4,100	17,035
	Feed One Co. Ltd.	9,400	51,176
	Ferrotec Holdings Corp.	19,600	324,715
#	FFRI Security, Inc.	1,800	29,791
#	Fibergate, Inc.	6,000	35,913
	FIDEA Holdings Co. Ltd.	6,500	63,115
	Financial Partners Group Co. Ltd.	31,900	521,874
	FINDEX, Inc.	6,900	40,339
	Fintech Global, Inc.	38,200	27,912
	First Bank of Toyama Ltd.	8,100	56,102
#	Fixstars Corp.	10,300	113,777
	FJ Next Holdings Co. Ltd.	8,800	65,863
#	Focus Systems Corp.	3,300	23,545
	Food & Life Cos. Ltd.	25,400	568,210
	Forum Engineering, Inc.	5,200	35,185
#	Forval Corp.	2,800	26,380
	FP Corp.	25,700	500,875
#	France Bed Holdings Co. Ltd.	12,845	106,149
	Freebit Co. Ltd.	2,300	19,785
	FTGroup Co. Ltd.	3,600	28,254
	Fudo Tetra Corp.	3,500	49,361
#	Fuji Co. Ltd.	7,100	97,857
	Fuji Corp. (6134 JP)	18,500	279,365
	Fuji Corp. (7605 JP)	5,500	69,375
	Fuji Corp. Ltd.	15,400	76,049
	Fuji Electric Co. Ltd.	16,400	781,377
*	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	80,249

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Kosan Co. Ltd.	2,900	$26,538
	Fuji Media Holdings, Inc.	16,281	229,641
#	Fuji Oil Co. Ltd.	21,900	45,168
#	Fuji Pharma Co. Ltd.	3,600	33,836
	Fuji Seal International, Inc.	20,400	313,752
#	Fuji Soft, Inc.	17,500	1,112,783
	FUJIFILM Holdings Corp.	60,000	1,321,866
	Fujikura Kasei Co. Ltd.	16,600	52,997
	Fujikura Ltd.	43,100	1,734,700
	Fujimi, Inc.	15,600	219,479
#*	Fujio Food Group, Inc.	3,000	21,016
	Fujishoji Co. Ltd.	2,500	22,177
	Fujitsu Ltd.	171,000	3,307,099
#	Fujiya Co. Ltd.	3,400	54,675
	Fukuda Corp.	3,400	111,191
	Fukuda Denshi Co. Ltd.	6,100	264,070
	Fukui Bank Ltd.	4,938	62,285
	Fukui Computer Holdings, Inc.	5,000	92,996
	Fukushima Galilei Co. Ltd.	7,800	132,970
	FULLCAST Holdings Co. Ltd.	13,700	132,801
	Fumakilla Ltd.	1,700	11,969
	Funai Soken Holdings, Inc.	21,750	337,458
	Furukawa Co. Ltd.	21,000	266,894
	Furukawa Electric Co. Ltd.	17,500	800,209
	Furuno Electric Co. Ltd.	3,300	56,201
	Furyu Corp.	10,100	69,410
	Fuso Chemical Co. Ltd.	9,400	202,569
	Futaba Industrial Co. Ltd.	20,200	98,865
	Future Corp.	20,500	239,801
	Fuyo General Lease Co. Ltd.	12,600	939,085
	G-7 Holdings, Inc.	11,500	108,164
#*	GA Technologies Co. Ltd.	8,400	82,221
	Gakken Holdings Co. Ltd.	9,800	65,772
	Gakkyusha Co. Ltd.	3,400	45,398
	Gakujo Co. Ltd.	6,300	91,388
	Gecoss Corp.	7,500	49,221
	Genki Global Dining Concepts Corp.	5,200	105,876
	Genky DrugStores Co. Ltd.	8,600	173,797
	Geo Holdings Corp.	9,100	106,849
		Shares	Value»
JAPAN — (Continued)
	Gift Holdings, Inc.	2,000	$42,353
	giftee, Inc.	11,100	98,298
#	Giken Ltd.	3,200	30,845
	GLOBERIDE, Inc.	6,700	82,674
	Glory Ltd.	24,300	413,066
	GLtechno Holdings, Inc.	1,630	29,610
	GMO Financial Gate, Inc.	1,600	66,953
#	GMO Financial Holdings, Inc.	20,500	93,288
	GMO GlobalSign Holdings KK	2,700	43,000
	GMO internet group, Inc.	43,962	780,315
	GMO Payment Gateway, Inc.	16,700	880,365
#*	GNI Group Ltd.	9,300	198,809
*	Gokurakuyu Holdings Co. Ltd.	5,600	19,432
#	Goldcrest Co. Ltd.	7,500	149,108
	Goldwin, Inc.	13,900	733,186
	Gourmet Kineya Co. Ltd.	1,500	10,614
	Grandy House Corp.	7,300	27,462
	GREE Holdings, Inc.	32,600	97,336
	Greens Co. Ltd.	1,100	16,376
	gremz, Inc.	5,400	81,193
	GS Yuasa Corp.	17,100	274,920
	GSI Creos Corp.	3,600	50,700
	G-Tekt Corp.	5,500	60,691
	Gun-Ei Chemical Industry Co. Ltd.	2,100	37,227
*	GungHo Online Entertainment, Inc.	16,510	346,228
	H.U. Group Holdings, Inc.	10,600	173,629
	H2O Retailing Corp.	27,160	404,651
#	Hagihara Industries, Inc.	6,700	64,003
	Hagiwara Electric Holdings Co. Ltd.	5,400	118,401
#	Hakudo Co. Ltd.	1,400	21,350
#	Hakuhodo DY Holdings, Inc.	102,900	763,965
	Halows Co. Ltd.	4,400	107,982
	Hamamatsu Photonics KK	50,800	626,949
	Hamee Corp.	1,300	10,888
	Handsman Co. Ltd.	300	1,593
	Hankyu Hanshin Holdings, Inc.	27,400	697,182
	Hanwa Co. Ltd.	24,300	750,660
	Happinet Corp.	11,900	357,597
	Hard Off Corp. Co. Ltd.	4,300	54,059
	Harima Chemicals Group, Inc.	7,600	42,831

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Haseko Corp.	99,000	$1,299,473
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	38,195
	Hazama Ando Corp.	59,100	442,019
	Heiwa Corp.	14,600	219,423
	Heiwa Real Estate Co. Ltd.	7,500	218,365
	Heiwado Co. Ltd.	11,700	177,320
#	Hennge KK	4,600	34,653
	Hibino Corp.	900	17,776
	Hibiya Engineering Ltd.	9,700	239,520
	Hikari Tsushin, Inc.	3,400	776,656
	Himacs Ltd.	2,480	22,190
	Hioki EE Corp.	4,700	234,041
	Hirakawa Hewtech Corp.	4,700	46,557
	Hirano Tecseed Co. Ltd.	4,200	48,605
	Hirata Corp.	4,000	139,830
	Hirose Electric Co. Ltd.	4,925	588,705
	Hirose Tusyo, Inc.	1,400	35,876
	Hiroshima Gas Co. Ltd.	26,300	61,502
*	HIS Co. Ltd.	35,000	344,628
	Hisaka Works Ltd.	8,100	54,891
	Hisamitsu Pharmaceutical Co., Inc.	5,324	152,643
	Hitachi Construction Machinery Co. Ltd.	56,000	1,340,903
	Hitachi Ltd. (6501 JP)	585,300	14,714,687
	Hochiki Corp.	4,700	74,725
	Hodogaya Chemical Co. Ltd.	3,500	82,292
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	39,626
	Hokkaido Gas Co. Ltd.	31,800	112,011
	Hokkan Holdings Ltd.	2,300	24,466
#	Hokko Chemical Industry Co. Ltd.	10,800	100,404
#	Hokuetsu Corp.	31,300	294,636
#	Hokuetsu Industries Co. Ltd.	9,300	118,870
	Hokuriku Electric Industry Co. Ltd.	1,800	18,664
#	Hokuriku Electrical Construction Co. Ltd.	7,319	56,518
	Honda Motor Co. Ltd. (7267 JP)	330,900	3,132,017
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	724,767
	H-One Co. Ltd.	6,200	40,479
		Shares	Value»
JAPAN — (Continued)
	Honeys Holdings Co. Ltd.	4,300	$47,059
	Hoosiers Holdings Co. Ltd.	13,800	92,611
	Horiba Ltd.	18,100	1,134,390
	Hoshizaki Corp.	25,900	958,589
	Hosiden Corp.	7,400	100,294
	Hosokawa Micron Corp.	5,000	139,559
	Hotland Co. Ltd.	5,300	69,950
	House Foods Group, Inc.	12,603	229,414
	Hulic Co. Ltd.	138,300	1,218,912
	IBJ, Inc.	7,000	29,520
#	Ichibanya Co. Ltd.	9,900	63,338
	Ichigo, Inc.	22,800	52,098
	Ichiken Co. Ltd.	2,500	40,827
	Ichikoh Industries Ltd.	3,700	9,627
	Ichinen Holdings Co. Ltd.	10,700	126,242
	Icom, Inc.	1,700	30,469
	ID Holdings Corp.	5,199	58,904
	Idec Corp.	10,200	167,633
	IDOM, Inc.	36,600	271,924
	IHI Corp.	15,100	903,406
	Iida Group Holdings Co. Ltd.	45,620	691,004
	IKK Holdings, Inc.	4,500	22,285
#	I'll, Inc.	3,300	54,687
	Imagica Group, Inc.	6,500	22,951
	i-mobile Co. Ltd.	24,300	75,486
	Inaba Denki Sangyo Co. Ltd.	18,400	438,251
#	Inaba Seisakusho Co. Ltd.	4,300	47,007
	Inabata & Co. Ltd.	5,800	119,932
#	I-NE Co. Ltd.	2,400	32,673
	Ines Corp.	8,300	98,149
#	I-Net Corp.	3,900	41,371
	Infomart Corp.	83,100	173,386
	INFRONEER Holdings, Inc.	62,080	467,987
	Innotech Corp.	3,900	35,336
	Insource Co. Ltd.	14,400	98,478
#	Intage Holdings, Inc.	1,300	13,367
	Integrated Design & Engineering Holdings Co. Ltd.	7,500	313,453
	Intelligent Wave, Inc.	3,200	21,959
	Internet Initiative Japan, Inc.	41,200	769,442
#	Inui Global Logistics Co. Ltd.	4,700	50,110
#	IPS, Inc.	3,300	54,320
	ISB Corp.	4,700	40,390
#	Ise Chemicals Corp.	900	157,585
	Iseki & Co. Ltd.	6,000	36,226

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings Ltd.	8,100	$139,979
#	Ishihara Chemical Co. Ltd.	3,900	58,967
	Ishihara Sangyo Kaisha Ltd.	4,100	42,292
*	Istyle, Inc.	38,700	129,915
	Isuzu Motors Ltd.	290,000	3,898,869
	Itfor, Inc.	15,000	139,160
#	ITmedia, Inc.	6,200	66,416
	Ito En Ltd.	43,291	955,245
	Itochu Enex Co. Ltd.	40,000	409,366
	Itochu-Shokuhin Co. Ltd.	3,000	142,660
	Itoki Corp.	17,500	181,917
#	Iwaki Co. Ltd.	4,300	67,714
	Iwatani Corp.	120,800	1,322,815
	Izumi Co. Ltd.	8,500	170,960
	J Front Retailing Co. Ltd.	62,700	878,494
	J Trust Co. Ltd.	12,800	42,548
	JAC Recruitment Co. Ltd.	42,000	184,667
#	Jaccs Co. Ltd.	8,900	218,809
#*	Jade Group, Inc.	2,200	18,918
	JAFCO Group Co. Ltd.	31,200	456,010
#*	Jamco Corp.	4,500	51,678
	Japan Airport Terminal Co. Ltd.	17,600	571,610
	Japan Aviation Electronics Industry Ltd.	11,500	208,186
#	Japan Cash Machine Co. Ltd.	6,000	44,610
#*	Japan Communications, Inc.	51,700	41,468
	Japan Elevator Service Holdings Co. Ltd.	23,600	456,801
	Japan Foundation Engineering Co. Ltd.	7,800	29,151
#	Japan Investment Adviser Co. Ltd.	6,300	51,098
	Japan Lifeline Co. Ltd.	27,700	253,902
	Japan Material Co. Ltd.	20,700	231,100
	Japan Medical Dynamic Marketing, Inc.	8,100	32,378
	Japan Post Bank Co. Ltd.	161,300	1,668,472
	Japan Post Insurance Co. Ltd.	50,600	986,074
		Shares	Value»
JAPAN — (Continued)
	Japan Property Management Center Co. Ltd.	9,500	$67,891
	Japan Pulp & Paper Co. Ltd.	23,000	96,056
#	Japan Pure Chemical Co. Ltd.	1,900	38,259
	Japan Securities Finance Co. Ltd.	39,200	482,648
	Japan Steel Works Ltd.	7,800	275,875
#	Japan System Techniques Co. Ltd.	6,800	80,784
	Japan Wool Textile Co. Ltd.	18,100	154,874
	JBCC Holdings, Inc.	4,600	142,331
	JCR Pharmaceuticals Co. Ltd.	10,100	35,779
	JCU Corp.	12,900	299,530
	JDC Corp.	15,700	50,257
	Jeol Ltd.	21,000	773,967
	JFE Systems, Inc.	2,800	62,956
	JGC Holdings Corp.	83,600	701,911
	Jichodo Co. Ltd.	300	18,171
	JINS Holdings, Inc.	4,600	209,808
	JINUSHI Co. Ltd.	7,600	108,689
	JK Holdings Co. Ltd.	5,600	36,131
	J-Lease Co. Ltd.	2,200	17,751
	JM Holdings Co. Ltd.	6,100	94,491
	JMS Co. Ltd.	2,400	6,888
	Joshin Denki Co. Ltd.	7,400	112,696
	Joyful Honda Co. Ltd.	9,600	115,771
#	JP-Holdings, Inc.	12,800	53,775
	JSP Corp.	4,400	60,573
	JTEKT Corp.	48,000	377,321
#*	Juki Corp.	10,400	25,431
	Justsystems Corp.	15,000	324,297
	JVCKenwood Corp.	83,620	968,974
	Kadokawa Corp.	21,303	450,719
	Kaga Electronics Co. Ltd.	20,800	372,480
	Kajima Corp.	65,701	1,168,243
	Kakaku.com, Inc.	54,900	859,763
	Kaken Pharmaceutical Co. Ltd.	4,700	127,652
#	Kamakura Shinsho Ltd.	12,400	40,472
	Kamigumi Co. Ltd.	24,600	535,949
	Kanaden Corp.	10,000	95,386
	Kanadevia Corp.	85,200	586,383
	Kanamic Network Co. Ltd.	5,500	16,012
	Kanamoto Co. Ltd.	13,600	273,680
	Kandenko Co. Ltd.	47,700	763,449
	Kaneka Corp.	20,100	487,920
	Kaneko Seeds Co. Ltd.	1,500	13,767

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	41,200	$689,347
#	Kanemi Co. Ltd.	1,000	21,842
	Kanro, Inc.	1,600	37,151
	Kansai Paint Co. Ltd.	77,000	1,043,524
	Kanto Denka Kogyo Co. Ltd.	6,690	41,101
*	Kaonavi, Inc.	1,600	20,854
#	Kappa Create Co. Ltd.	2,600	24,453
	Katakura Industries Co. Ltd.	6,900	91,778
	Katitas Co. Ltd.	32,100	448,786
	Kato Sangyo Co. Ltd.	13,900	392,553
	Kato Works Co. Ltd.	3,900	33,284
	Kawada Technologies, Inc.	4,200	73,112
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	31,163
	Kawasaki Heavy Industries Ltd.	37,433	1,690,753
	KDDI Corp.	178,900	5,960,231
#	KeePer Technical Laboratory Co. Ltd.	8,500	243,886
	Keihan Holdings Co. Ltd.	18,100	389,800
	Keihanshin Building Co. Ltd.	9,000	86,772
	Keikyu Corp.	48,700	426,938
	Keio Corp.	19,018	481,114
	KEIWA, Inc.	1,600	10,453
	Kewpie Corp.	21,900	425,571
	Keyence Corp.	19,200	8,269,608
	KH Neochem Co. Ltd.	4,865	65,743
#	Kibun Foods, Inc.	1,400	9,889
	Kikkoman Corp.	70,900	742,056
	Kimoto Co. Ltd.	12,900	26,096
	Kimura Chemical Plants Co. Ltd.	4,600	24,536
	Kinden Corp.	40,000	818,241
#	King Jim Co. Ltd.	4,300	23,919
#	Kintetsu Department Store Co. Ltd.	3,200	46,274
	Kintetsu Group Holdings Co. Ltd.	35,100	756,957
	Kirin Holdings Co. Ltd.	75,600	956,633
	Kissei Pharmaceutical Co. Ltd.	6,800	173,169
#	Ki-Star Real Estate Co. Ltd.	5,500	153,342
	Kitagawa Corp.	2,700	20,819
#	Kita-Nippon Bank Ltd.	1,500	30,181
	Kitano Construction Corp.	1,200	34,169
#	Kitanotatsujin Corp.	10,100	10,500
	Kitz Corp.	23,100	174,218
		Shares	Value»
JAPAN — (Continued)
	Koa Shoji Holdings Co. Ltd.	1,600	$6,397
	Koatsu Gas Kogyo Co. Ltd.	1,700	9,129
#	Kobayashi Pharmaceutical Co. Ltd.	14,400	536,818
	Kobe Bussan Co. Ltd.	32,701	743,115
#	Koei Tecmo Holdings Co. Ltd.	38,700	483,034
	Kohnan Shoji Co. Ltd.	10,200	237,123
	Kohsoku Corp.	6,000	96,315
	Koike-ya, Inc.	600	18,278
	Koito Manufacturing Co. Ltd.	73,800	970,445
#	Kojima Co. Ltd.	11,500	73,780
	Kokuyo Co. Ltd.	32,500	564,888
	Komatsu Ltd.	178,100	5,372,074
	Komatsu Matere Co. Ltd.	11,300	59,006
	Komatsu Wall Industry Co. Ltd.	5,200	50,286
	KOMEDA Holdings Co. Ltd.	20,300	361,137
#	Komehyo Holdings Co. Ltd.	3,100	81,334
	Komeri Co. Ltd.	9,100	178,182
	Komori Corp.	21,600	169,641
	Konami Group Corp.	22,500	2,071,194
	Kondotec, Inc.	5,200	45,000
	Konica Minolta, Inc.	118,300	478,873
	Konishi Co. Ltd.	40,000	329,130
	Konoike Transport Co. Ltd.	6,500	132,284
	Konoshima Chemical Co. Ltd.	3,700	40,091
#	Kosaido Holdings Co. Ltd.	14,000	47,955
	Kose Corp.	13,359	590,696
#	Kotobuki Spirits Co. Ltd.	39,200	572,831
*	Kourakuen Corp.	3,300	22,281
	Kozo Keikaku Engineering Holdings, Inc.	1,800	51,312
	KPP Group Holdings Co. Ltd.	9,600	41,215
	Krosaki Harima Corp.	8,000	128,322
	KRS Corp.	4,200	59,737
	K's Holdings Corp.	41,476	381,109
	KU Holdings Co. Ltd.	5,300	38,508
	Kubota Corp. (6326 JP)	212,500	2,665,457
	Kumagai Gumi Co. Ltd.	15,400	381,053
	Kumiai Chemical Industry Co. Ltd.	39,800	194,511

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kunimine Industries Co. Ltd.	3,100	$20,102
#	Kura Sushi, Inc.	5,000	88,613
	Kureha Corp.	21,300	382,345
	Kurimoto Ltd.	5,200	149,966
	Kurita Water Industries Ltd.	41,291	1,438,127
	Kuriyama Holdings Corp.	9,700	78,256
	Kusuri No. Aoki Holdings Co. Ltd.	27,100	577,377
	Kyodo Printing Co. Ltd.	2,600	71,351
#	Kyoei Steel Ltd.	17,300	211,589
#	Kyokuto Boeki Kaisha Ltd.	6,600	65,405
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	250,529
	Kyokuyo Co. Ltd.	5,700	151,650
	Kyorin Pharmaceutical Co. Ltd.	11,000	104,240
	Kyosan Electric Manufacturing Co. Ltd.	21,800	71,536
#	Kyowa Electronic Instruments Co. Ltd.	3,500	9,038
	Kyowa Kirin Co. Ltd.	46,036	686,015
	Kyowa Leather Cloth Co. Ltd.	5,700	25,637
	Kyudenko Corp.	16,900	573,682
	Kyushu Leasing Service Co. Ltd.	4,700	30,609
	Kyushu Railway Co.	26,200	637,105
	LA Holdings Co. Ltd.	1,700	66,201
	Lacto Japan Co. Ltd.	1,500	30,084
	Lasertec Corp.	16,300	1,695,256
	Leopalace21 Corp.	128,100	455,780
	Life Corp.	9,400	218,087
	Lifedrink Co., Inc.	7,600	104,911
	LIFULL Co. Ltd.	46,600	59,753
#	LIKE, Inc.	6,900	64,326
#	Link & Motivation, Inc.	13,000	45,335
	Lintec Corp.	18,100	338,461
	Lion Corp.	37,400	400,387
#	LITALICO, Inc.	4,800	34,091
	Lixil Corp.	61,800	695,613
#	Loadstar Capital KK	4,300	75,233
	Look Holdings, Inc.	1,900	27,437
	Luckland Co. Ltd.	800	9,523
	LY Corp.	305,832	893,313
	M3, Inc.	109,970	998,091
	Mabuchi Motor Co. Ltd.	25,200	346,075
	Macbee Planet, Inc.	700	14,609
	Macnica Holdings, Inc.	86,100	1,010,591
		Shares	Value»
JAPAN — (Continued)
	Macromill, Inc.	16,900	$136,075
	Maeda Kosen Co. Ltd.	9,400	116,419
	Maezawa Industries, Inc.	4,100	31,622
#	Maezawa Kasei Industries Co. Ltd.	4,500	50,025
	Maezawa Kyuso Industries Co. Ltd.	7,400	63,266
	Makino Milling Machine Co. Ltd.	10,600	791,867
	Makita Corp. (6586 JP)	37,300	1,103,053
#	Mammy Mart Corp.	800	20,951
#	Management Solutions Co. Ltd.	4,400	48,620
	Mandom Corp.	10,500	83,128
	Mani, Inc.	21,400	199,090
	MarkLines Co. Ltd.	3,900	55,350
#	Maruchiyo Yamaokaya Corp.	1,800	44,277
	Maruha Nichiro Corp.	20,800	401,038
	Maruichi Steel Tube Ltd.	12,600	273,964
	MARUKA FURUSATO Corp.	11,041	166,993
	Maruyama Manufacturing Co., Inc.	700	8,939
	Maruzen Co. Ltd.	4,500	96,247
	Maruzen Showa Unyu Co. Ltd.	3,400	130,435
	Matching Service Japan Co. Ltd.	3,600	25,304
	Matsuda Sangyo Co. Ltd.	5,600	112,875
#	Matsui Construction Co. Ltd.	10,300	56,249
	Matsui Securities Co. Ltd.	54,700	287,761
	MatsukiyoCocokara & Co.	97,060	1,436,597
#	Matsuya Co. Ltd.	7,000	48,394
	Matsuyafoods Holdings Co. Ltd.	2,100	82,286
	Max Co. Ltd.	10,000	255,337
	Maxvalu Tokai Co. Ltd.	4,000	84,208
	Mazda Motor Corp.	257,799	1,762,669
	MCJ Co. Ltd.	25,100	219,942
#	MEC Co. Ltd.	10,300	213,288
#	Media Do Co. Ltd.	4,300	43,107
#	Medical System Network Co. Ltd.	10,545	27,264
	Medikit Co. Ltd.	1,500	25,393
	Medipal Holdings Corp.	92,100	1,384,696

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medius Holdings Co. Ltd.	6,200	$35,611
#*	Medley, Inc.	4,900	128,123
	MedPeer, Inc.	6,100	18,208
	Megachips Corp.	6,100	229,030
	Megmilk Snow Brand Co. Ltd.	12,599	215,884
	Meidensha Corp.	14,000	357,845
#	Meiho Facility Works Ltd.	1,900	11,035
	Meiji Electric Industries Co. Ltd.	3,900	36,568
	MEIJI Holdings Co. Ltd.	30,052	604,872
	Meisei Industrial Co. Ltd.	16,000	144,869
	MEITEC Group Holdings, Inc.	36,300	704,850
	Meiwa Corp.	9,600	42,745
#	Meiwa Estate Co. Ltd.	4,200	27,379
	Melco Holdings, Inc.	1,700	23,609
	Menicon Co. Ltd.	14,600	131,004
*	Mercari, Inc.	68,200	823,506
	Mercuria Holdings Co. Ltd.	3,100	14,334
	METAWATER Co. Ltd.	5,400	64,197
	Micronics Japan Co. Ltd.	13,800	334,139
#*	Microwave Chemical Co. Ltd.	1,700	6,541
#	Mie Kotsu Group Holdings, Inc.	8,400	27,933
#	Migalo Holdings, Inc.	3,500	93,180
	Milbon Co. Ltd.	9,600	197,325
	MIMAKI ENGINEERING Co. Ltd.	10,700	101,451
	Minebea Mitsumi, Inc.	63,341	1,016,540
#	Mirai Industry Co. Ltd.	3,300	77,938
	Mirait One Corp.	40,000	594,034
	Mirarth Holdings, Inc.	49,500	166,373
	Miroku Jyoho Service Co. Ltd.	7,297	89,829
	MISUMI Group, Inc.	47,800	765,067
	Mitani Corp.	11,200	141,365
#	Mitani Sangyo Co. Ltd.	12,600	26,433
	Mitani Sekisan Co. Ltd.	1,100	35,986
	Mitsuba Corp.	8,400	47,635
	Mitsubishi Chemical Group Corp.	256,000	1,307,560
	Mitsubishi Electric Corp.	190,600	3,124,118
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Estate Co. Ltd.	124,600	$1,810,562
	Mitsubishi Gas Chemical Co., Inc.	60,000	1,048,559
	Mitsubishi HC Capital, Inc.	458,300	3,047,732
	Mitsubishi Heavy Industries Ltd.	321,000	4,697,913
	Mitsubishi Kakoki Kaisha Ltd.	1,500	34,576
	Mitsubishi Logisnext Co. Ltd.	19,300	247,192
	Mitsubishi Logistics Corp.	99,995	714,363
#	Mitsubishi Motors Corp.	290,200	860,774
#	Mitsubishi Pencil Co. Ltd.	13,300	190,148
	Mitsubishi Research Institute, Inc.	4,000	124,452
	Mitsubishi Shokuhin Co. Ltd.	9,300	298,116
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	26,878
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	751,700	9,506,292
	Mitsui Chemicals, Inc.	31,500	690,778
#	Mitsui E&S Co. Ltd.	47,200	478,163
	Mitsui Fudosan Co. Ltd.	247,500	2,233,883
	Mitsui Mining & Smelting Co. Ltd.	14,000	412,760
	Mitsui-Soko Holdings Co. Ltd.	8,200	406,063
	Mitsuuroko Group Holdings Co. Ltd.	21,100	245,378
	Miura Co. Ltd.	25,900	624,124
	MIXI, Inc.	16,400	340,071
#	Miyaji Engineering Group, Inc.	7,200	90,639
	Miyazaki Bank Ltd.	5,500	116,001
	Mizuho Leasing Co. Ltd.	71,800	469,922
	Mizuho Medy Co. Ltd.	1,400	13,646
	Mizuno Corp.	8,900	497,019
	Mochida Pharmaceutical Co. Ltd.	6,298	136,660
	Modec, Inc.	19,300	396,742
	MonotaRO Co. Ltd.	88,500	1,524,732
	MORESCO Corp.	2,300	19,020
	Morinaga & Co. Ltd.	22,000	379,216
	Morinaga Milk Industry Co. Ltd.	20,600	385,372

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Moriroku Holdings Co. Ltd.	4,200	$54,494
	Morita Holdings Corp.	13,200	189,362
	Morito Co. Ltd.	7,100	70,110
#	Morozoff Ltd.	1,800	19,061
	MOS Food Services, Inc.	2,900	65,612
	MrMax Holdings Ltd.	11,600	51,210
	MS&AD Insurance Group Holdings, Inc.	136,656	2,833,411
	Mugen Estate Co. Ltd.	8,500	101,200
	m-up Holdings, Inc.	13,200	135,923
	Murakami Corp.	2,000	68,998
	Muto Seiko Co.	800	8,618
	Nabtesco Corp.	18,800	336,167
	NAC Co. Ltd.	7,200	28,160
	Nachi-Fujikoshi Corp.	4,100	87,496
#	Nafco Co. Ltd.	6,100	74,697
#	Nagano Keiki Co. Ltd.	4,800	68,364
	Nagase & Co. Ltd.	51,700	971,077
	Nagase Brothers, Inc.	3,400	41,217
	Nagawa Co. Ltd.	600	25,066
	Nagoya Railroad Co. Ltd.	44,000	490,945
	Naigai Trans Line Ltd.	2,200	37,207
	Nakabayashi Co. Ltd.	10,000	34,129
	Nakakita Seisakusho Co. Ltd.	500	9,953
#	Nakamoto Packs Co. Ltd.	1,600	18,043
	Nakanishi, Inc.	15,900	262,273
#	Nakano Corp.	6,500	30,427
	Nakano Refrigerators Co. Ltd.	400	14,363
#	Namura Shipbuilding Co. Ltd.	20,000	256,792
	Nankai Electric Railway Co. Ltd.	19,800	327,891
	Nanyo Corp.	2,400	17,722
	Nasu Denki Tekko Co. Ltd.	500	38,200
	Natori Co. Ltd.	3,300	46,325
	NCD Co. Ltd./Shinagawa	2,000	36,248
	NEC Capital Solutions Ltd.	6,000	152,887
	NEC Corp.	26,300	2,608,403
#	New Art Holdings Co. Ltd.	2,600	29,105
#	New Cosmos Electric Co. Ltd.	200	3,645
	Nexon Co. Ltd.	47,600	618,369
#	Nextage Co. Ltd.	25,500	246,141
	NHK Spring Co. Ltd.	83,400	1,062,975
	Nicca Chemical Co. Ltd.	3,100	22,626
		Shares	Value»
JAPAN — (Continued)
	Nice Corp.	3,400	$31,485
	Nichias Corp.	15,000	490,947
#	Nichiban Co. Ltd.	800	10,612
	Nichiden Corp.	6,300	123,640
	Nichimo Co. Ltd.	800	9,993
	Nichireki Group Co. Ltd.	4,500	70,123
	Nichirin Co. Ltd.	3,430	75,842
	NIDEC Corp. (6594 JP)	61,178	1,056,638
	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	12,537
	Nifco, Inc.	48,700	1,163,857
#	Nihon Chouzai Co. Ltd.	6,400	55,118
	Nihon Dengi Co. Ltd.	4,400	107,818
	Nihon Denkei Co. Ltd.	1,100	13,246
	Nihon Flush Co. Ltd.	8,200	42,617
#	Nihon House Holdings Co. Ltd.	22,100	46,240
	Nihon Kagaku Sangyo Co. Ltd.	8,000	73,319
	Nihon M&A Center Holdings, Inc.	145,500	567,829
	Nihon Parkerizing Co. Ltd.	43,700	356,363
	Nihon Tokushu Toryo Co. Ltd.	5,600	47,364
#	Nihon Trim Co. Ltd.	1,200	28,569
#	Nihon Yamamura Glass Co. Ltd.	2,300	22,985
	Nikkiso Co. Ltd.	21,800	142,430
	Nikko Co. Ltd.	13,500	61,726
	Nikkon Holdings Co. Ltd.	29,200	424,931
	Nikon Corp.	51,900	556,030
	Nintendo Co. Ltd.	159,900	10,490,183
	Nippi, Inc.	600	21,953
	Nippn Corp.	10,000	139,865
	Nippon Air Conditioning Services Co. Ltd.	4,500	32,039
	Nippon Aqua Co. Ltd.	4,300	21,271
#	Nippon Avionics Co. Ltd.	3,000	41,867
	Nippon Carbide Industries Co., Inc.	2,900	33,323
	Nippon Care Supply Co. Ltd.	1,200	14,837
	Nippon Chemical Industrial Co. Ltd.	2,000	30,435
	Nippon Densetsu Kogyo Co. Ltd.	14,900	196,147
	Nippon Dry-Chemical Co. Ltd.	2,100	54,579

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NIPPON EXPRESS HOLDINGS, Inc.	104,400	$1,692,121
	Nippon Filcon Co. Ltd.	3,100	9,922
#	Nippon Fine Chemical Co. Ltd.	5,100	74,075
	Nippon Gas Co. Ltd.	66,500	932,516
	Nippon Kayaku Co. Ltd.	68,600	561,431
	Nippon Light Metal Holdings Co. Ltd.	29,160	298,635
	Nippon Paint Holdings Co. Ltd.	280,100	1,764,993
	Nippon Parking Development Co. Ltd.	78,100	106,520
	Nippon Rietec Co. Ltd.	7,800	68,326
	Nippon Road Co. Ltd.	4,000	47,063
	Nippon Seiki Co. Ltd.	12,700	91,253
	Nippon Seisen Co. Ltd.	5,000	44,117
	Nippon Sharyo Ltd.	3,700	52,998
	Nippon Shinyaku Co. Ltd.	21,400	517,810
	Nippon Shokubai Co. Ltd.	26,300	319,042
	Nippon Signal Co. Ltd.	14,800	86,616
	Nippon Soda Co. Ltd.	22,200	411,929
	Nippon Telegraph & Telephone Corp.	2,991,200	2,944,688
	Nippon Television Holdings, Inc.	12,900	238,136
	Nippon Thompson Co. Ltd.	20,000	65,849
	Nireco Corp.	1,000	11,020
	Nishimatsu Construction Co. Ltd.	13,100	425,616
	Nishimatsuya Chain Co. Ltd.	15,500	232,285
	Nishi-Nippon Railroad Co. Ltd.	11,400	164,841
	Nishio Holdings Co. Ltd.	8,200	225,441
	Nissan Chemical Corp.	47,504	1,429,266
	Nissan Motor Co. Ltd.	367,700	1,006,183
#	Nissan Shatai Co. Ltd.	16,300	108,091
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	17,132
	Nissei ASB Machine Co. Ltd.	2,700	94,078
#	Nissei Plastic Industrial Co. Ltd.	5,900	36,536
		Shares	Value»
JAPAN — (Continued)
	Nisshin Group Holdings Co. Ltd.	19,600	$66,294
	Nisshin Oillio Group Ltd.	9,500	304,822
	Nisshin Seifun Group, Inc.	40,480	455,223
	Nisshinbo Holdings, Inc.	34,604	197,972
	Nissin Corp.	7,900	230,149
	Nisso Holdings Co. Ltd.	11,600	57,692
	Nissui Corp.	98,700	543,858
	Nitori Holdings Co. Ltd.	7,200	843,153
	Nitta Corp.	5,100	118,474
	Nitta Gelatin, Inc.	7,100	32,865
	Nitto Denko Corp.	285,000	5,055,668
	Nitto Fuji Flour Milling Co. Ltd.	400	16,782
	Nitto Kogyo Corp.	10,900	203,957
#	Nitto Kohki Co. Ltd.	5,500	82,802
	Nitto Seiko Co. Ltd.	10,500	39,261
	Nittoc Construction Co. Ltd.	6,500	44,431
	Nittoku Co. Ltd.	2,100	28,454
#	NJS Co. Ltd.	3,300	83,542
	Noevir Holdings Co. Ltd.	6,300	187,711
	Nohmi Bosai Ltd.	3,000	59,618
	Nojima Corp.	30,800	462,944
	Nomura Holdings, Inc. (8604 JP)	356,900	2,320,344
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	200,692
	Nomura Real Estate Holdings, Inc.	30,200	802,675
	Nomura Research Institute Ltd.	47,866	1,617,259
	Noritake Co. Ltd.	4,400	109,059
	Noritsu Koki Co. Ltd.	8,500	274,857
	Noritz Corp.	11,900	130,255
	NPR-RIKEN Corp.	3,900	63,701
	NS Solutions Corp.	20,600	523,997
	NS Tool Co. Ltd.	3,800	18,610
	NSD Co. Ltd.	33,500	707,316
	NSK Ltd.	72,200	313,406
	NSW, Inc.	3,100	57,933
	NTN Corp.	112,600	180,361
	NTT Data Group Corp.	102,500	1,989,176
	Oat Agrio Co. Ltd.	5,000	63,976
#	Obara Group, Inc.	2,500	61,136
	Obayashi Corp.	104,200	1,399,419
	OBIC Business Consultants Co. Ltd.	6,300	315,815
	Obic Co. Ltd.	65,000	1,941,242

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ochi Holdings Co. Ltd.	1,800	$15,329
#	Odakyu Electric Railway Co. Ltd.	61,100	579,528
	Oenon Holdings, Inc.	11,900	29,334
#	Ohashi Technica, Inc.	2,500	32,322
	Ohba Co. Ltd.	4,500	28,380
	Ohmoto Gumi Co. Ltd.	1,500	23,238
	OIE Sangyo Co. Ltd.	2,000	24,723
	Oiles Corp.	5,300	83,314
	Okabe Co. Ltd.	11,500	54,497
	Okada Aiyon Corp.	2,000	25,001
	Okamoto Industries, Inc.	3,700	126,525
	Okamoto Machine Tool Works Ltd.	1,100	26,572
	Okamura Corp.	24,100	308,094
	Oki Electric Industry Co. Ltd.	26,100	163,186
	Okinawa Cellular Telephone Co.	8,800	241,629
	OKUMA Corp.	21,200	478,180
	Okumura Corp.	14,600	367,276
	Okura Industrial Co. Ltd.	4,000	77,824
#	Olba Healthcare Holdings, Inc.	800	9,983
	Olympus Corp.	145,100	2,202,037
	Omron Corp.	14,040	463,174
	Ono Pharmaceutical Co. Ltd.	102,800	1,069,466
	Onoken Co. Ltd.	10,300	102,884
	Onward Holdings Co. Ltd.	40,800	163,396
	Ootoya Holdings Co. Ltd.	1,100	36,053
#	Open House Group Co. Ltd.	59,600	1,949,724
	Open Up Group, Inc.	35,700	433,695
	Optex Group Co. Ltd.	9,900	104,720
#*	Optim Corp.	7,000	34,674
	Optorun Co. Ltd.	4,700	54,742
	Oracle Corp. Japan	8,700	794,221
	Organo Corp.	14,700	727,659
	Oricon, Inc.	4,000	20,639
	Oriental Consultants Holdings Co. Ltd.	2,100	73,523
#	Oriental Land Co. Ltd.	96,900	2,177,738
	Oriental Shiraishi Corp.	40,000	101,745
	Oro Co. Ltd.	3,400	54,099
	Osaka Gas Co. Ltd.	51,000	1,002,697
#	Osaka Organic Chemical Industry Ltd.	2,493	43,605
		Shares	Value»
JAPAN — (Continued)
#	Osaki Electric Co. Ltd.	9,400	$45,500
	Otsuka Corp.	62,900	1,418,062
	OUG Holdings, Inc.	1,000	16,720
	Oyo Corp.	9,900	164,554
	Ozu Corp.	1,500	16,459
	Pacific Industrial Co. Ltd.	10,500	102,813
	Pack Corp.	8,900	202,206
	PAL GROUP Holdings Co. Ltd.	19,400	427,999
	PALTAC Corp.	12,200	340,912
	Pan Pacific International Holdings Corp.	50,000	1,392,066
	Panasonic Holdings Corp.	197,500	2,015,234
	Paraca, Inc.	2,000	23,772
	Paramount Bed Holdings Co. Ltd.	12,900	232,971
	Park24 Co. Ltd.	31,326	413,615
	Parker Corp.	7,900	42,157
	Pasona Group, Inc.	17,600	227,514
	Pegasus Co. Ltd.	13,300	42,157
	Penta-Ocean Construction Co. Ltd.	73,200	308,784
#	People Dreams & Technologies Group Co. Ltd.	3,600	37,316
*	PeptiDream, Inc.	20,000	274,497
	Persol Holdings Co. Ltd.	1,502,100	2,288,500
#	Pharma Foods International Co. Ltd.	10,100	63,947
#	PHC Holdings Corp.	6,700	44,823
#*	PIA Corp.	2,100	42,781
	Pigeon Corp.	42,000	398,015
	PILLAR Corp.	13,400	365,373
	Pilot Corp.	11,101	314,844
	Plus Alpha Consulting Co. Ltd.	10,800	124,614
	Port, Inc.	3,500	43,237
*	PR Times Corp.	1,800	25,094
	Premium Group Co. Ltd.	13,500	228,079
	Press Kogyo Co. Ltd.	12,000	43,695
#	Pressance Corp.	9,400	144,411
	Prestige International, Inc.	47,200	212,978
	Procrea Holdings, Inc.	8,725	98,202
#	Pronexus, Inc.	4,500	38,651
	Pro-Ship, Inc.	5,300	53,163
	Proto Corp.	10,400	83,602
	PS Construction Co. Ltd.	4,640	35,362

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	QB Net Holdings Co. Ltd.	3,500	$22,962
	Qol Holdings Co. Ltd.	15,100	142,594
	Quick Co. Ltd.	9,900	141,371
	Raccoon Holdings, Inc.	7,100	41,350
	Raito Kogyo Co. Ltd.	15,900	224,451
	Raiznext Corp.	5,500	54,933
	Raksul, Inc.	30,200	262,676
	Rakus Co. Ltd.	32,400	402,428
*	Rakuten Bank Ltd.	38,300	1,175,672
*	Rakuten Group, Inc.	155,300	975,153
	Rasa Corp.	2,500	22,980
	Rasa Industries Ltd.	4,800	76,518
	Recruit Holdings Co. Ltd.	375,900	26,234,876
	Relo Group, Inc.	49,844	610,908
	Renaissance, Inc.	1,500	10,028
	Rengo Co. Ltd.	95,500	539,788
#*	RENOVA, Inc.	26,000	103,372
	Resonac Holdings Corp.	43,000	1,042,392
	Restar Corp.	2,800	45,117
	Retail Partners Co. Ltd.	6,900	56,755
	Rheon Automatic Machinery Co. Ltd.	3,700	35,010
	Ricoh Co. Ltd.	73,900	847,509
	Ricoh Leasing Co. Ltd.	9,700	320,532
	Ride On Express Holdings Co. Ltd.	2,400	15,770
	Riken Keiki Co. Ltd.	10,800	216,305
	Riken Technos Corp.	21,600	142,069
	Riken Vitamin Co. Ltd.	6,200	94,307
	Rinnai Corp.	17,500	385,750
	Rion Co. Ltd.	3,400	60,785
	Riso Kagaku Corp.	1,800	16,285
	Rix Corp.	900	16,897
	Rohto Pharmaceutical Co. Ltd.	98,500	1,669,843
	Roland Corp.	7,100	180,804
#	Rorze Corp.	33,000	359,758
	RYODEN Corp.	8,900	143,162
	Ryohin Keikaku Co. Ltd.	86,600	2,294,626
	Ryoyo Ryosan Holdings, Inc.	8,511	137,650
	S&B Foods, Inc.	2,900	96,637
#	Sac's Bar Holdings, Inc.	7,300	43,492
	Saibu Gas Holdings Co. Ltd.	11,800	130,077
	Saizeriya Co. Ltd.	8,800	263,142
	Sakai Chemical Industry Co. Ltd.	3,600	59,096
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	3,800	$57,164
	Sakata INX Corp.	28,900	317,549
	Sala Corp.	10,100	53,727
	San Holdings, Inc.	1,500	10,098
	San-A Co. Ltd.	14,600	277,867
	San-Ai Obbli Co. Ltd.	39,900	462,301
	Sangetsu Corp.	26,100	485,093
#*	Sanix, Inc.	12,100	17,786
*	Sanken Electric Co. Ltd.	5,499	215,977
	Sanki Engineering Co. Ltd.	26,600	535,548
	Sanko Gosei Ltd.	5,600	24,875
	Sanko Metal Industrial Co. Ltd.	1,300	51,013
	Sankyo Co. Ltd.	110,400	1,480,342
	Sankyo Frontier Co. Ltd.	2,800	37,310
	Sankyo Seiko Co. Ltd.	20,200	79,754
	Sankyo Tateyama, Inc.	4,300	16,616
	Sankyu, Inc.	16,700	596,462
	Sanoh Industrial Co. Ltd.	5,900	27,293
	Sanrio Co. Ltd.	46,600	1,738,893
	Sansei Technologies, Inc.	4,600	39,512
#	Sansha Electric Manufacturing Co. Ltd.	2,300	12,660
#	Sanshin Electronics Co. Ltd.	5,000	62,819
#	Santec Holdings Corp.	1,800	70,938
	Santen Pharmaceutical Co. Ltd.	134,400	1,352,443
	Sanwa Holdings Corp.	72,100	2,256,584
	Sanyo Chemical Industries Ltd.	6,100	153,845
	Sanyo Denki Co. Ltd.	3,800	229,755
	Sanyo Shokai Ltd.	4,300	84,450
	Sanyo Trading Co. Ltd.	10,700	103,437
	Sapporo Holdings Ltd.	13,300	616,968
	Sata Construction Co. Ltd.	7,700	49,265
	Sato Holdings Corp.	10,500	148,921
#	Sato Shoji Corp.	6,100	57,037
	Satori Electric Co. Ltd.	2,900	31,201
	Sawai Group Holdings Co. Ltd.	26,100	337,111

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SAXA, Inc.	1,300	$24,000
*	SBI ARUHI Corp.	7,300	41,773
	SBI Global Asset Management Co. Ltd.	4,600	20,611
	SBI Holdings, Inc.	37,200	1,072,358
	SBI Insurance Group Co. Ltd.	1,900	13,539
	SBS Holdings, Inc.	8,500	135,109
	SCREEN Holdings Co. Ltd.	14,800	1,031,299
	Scroll Corp.	10,400	72,187
	SCSK Corp.	29,029	642,733
	SEC Carbon Ltd.	1,000	14,095
	Secom Co. Ltd.	51,600	1,736,398
	Sega Sammy Holdings, Inc.	50,500	977,427
#	Segue Group Co. Ltd.	2,500	10,128
	Seika Corp.	4,900	142,303
#	Seikitokyu Kogyo Co. Ltd.	5,800	57,649
	Seiko Epson Corp.	46,100	833,086
	Seiko Group Corp.	7,500	256,625
	Seino Holdings Co. Ltd.	21,900	330,596
	Sekisui Chemical Co. Ltd.	33,000	546,895
#	Sekisui House Ltd.	115,000	2,643,042
	Sekisui Jushi Corp.	6,200	78,404
	Sekisui Kasei Co. Ltd.	12,400	28,137
	Senko Group Holdings Co. Ltd.	43,020	431,317
	Senshu Electric Co. Ltd.	7,400	239,964
#*	Senshukai Co. Ltd.	11,400	16,963
#	Septeni Holdings Co. Ltd.	12,300	31,531
	Seria Co. Ltd.	17,600	302,118
	Seven & i Holdings Co. Ltd.	431,900	6,894,745
	Seven Bank Ltd.	366,300	726,535
	SG Holdings Co. Ltd.	72,200	680,443
*	Sharp Corp.	38,400	230,620
	Shibaura Machine Co. Ltd.	9,000	207,245
#	Shibaura Mechatronics Corp.	5,100	266,944
	Shibuya Corp.	5,000	117,537
#*	SHIFT, Inc.	94,500	779,423
	Shikoku Bank Ltd.	5,400	42,359
	Shikoku Kasei Holdings Corp.	16,000	197,398
	Shima Seiki Manufacturing Ltd.	9,700	63,771
	Shimadaya Corp.	1,700	15,696
	Shimadzu Corp.	44,900	1,302,502
	Shimamura Co. Ltd.	16,800	955,936
		Shares	Value»
JAPAN — (Continued)
	Shimano, Inc.	5,600	$785,824
#	Shimizu Bank Ltd.	1,700	16,441
	Shimizu Corp.	131,800	1,142,743
#	Shimojima Co. Ltd.	4,600	39,076
	Shin Nippon Air Technologies Co. Ltd.	8,600	106,407
	Shinagawa Refractories Co. Ltd.	14,000	156,353
	Shin-Etsu Chemical Co. Ltd.	248,500	7,704,049
	Shin-Etsu Polymer Co. Ltd.	22,000	230,051
	Shinko Shoji Co. Ltd.	18,100	118,221
	Shinmaywa Industries Ltd.	23,100	201,165
	Shinnihon Corp.	9,900	102,054
	Shinnihonseiyaku Co. Ltd.	7,300	91,930
	Shinsho Corp.	2,000	78,824
	Shinwa Co. Ltd. (3447 JP)	2,600	12,529
	Shinwa Co. Ltd. (7607 JP)	3,900	74,355
	Shionogi & Co. Ltd.	69,700	1,024,876
	Ship Healthcare Holdings, Inc.	42,500	580,042
	Shiseido Co. Ltd.	48,100	807,762
	Shizuoka Gas Co. Ltd.	24,900	161,200
	SHO-BOND Holdings Co. Ltd.	14,700	476,357
	Shoei Co. Ltd.	12,000	166,425
#	Shoei Foods Corp.	2,700	71,390
	Shofu, Inc.	1,800	24,665
	Sigma Koki Co. Ltd.	700	6,293
	SIGMAXYZ Holdings, Inc.	23,600	142,412
	Siix Corp.	6,300	45,860
*	Simplex Holdings, Inc.	18,900	353,061
	Sinanen Holdings Co. Ltd.	3,300	137,697
	Sinfonia Technology Co. Ltd.	8,600	385,264
#	Sinko Industries Ltd.	15,300	122,169
	Sintokogio Ltd.	8,900	53,269
	SK Kaken Co. Ltd.	3,200	184,594
	SK-Electronics Co. Ltd.	3,800	47,869
	SKY Perfect JSAT Holdings, Inc.	63,700	381,650
	SMC Corp.	3,500	1,324,352
	SMS Co. Ltd.	29,800	319,105
#	Socionext, Inc.	62,500	968,578
	Soda Nikka Co. Ltd.	6,600	47,713
	Sodick Co. Ltd.	13,800	73,565

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SoftBank Corp.	4,538,000	$5,837,060
	SoftBank Group Corp.	168,968	10,329,320
	Softcreate Holdings Corp.	11,100	164,591
	Software Service, Inc.	1,300	99,114
	Sohgo Security Services Co. Ltd.	140,700	945,160
	Soken Chemical & Engineering Co. Ltd.	5,100	114,133
	Solasto Corp.	21,200	64,677
	Soliton Systems KK	5,500	40,763
	Sompo Holdings, Inc.	79,900	2,228,096
	Sony Group Corp. (6758 JP)	1,021,500	22,543,834
	Sotetsu Holdings, Inc.	15,500	256,761
#	Space Co. Ltd.	6,900	49,501
	Sparx Group Co. Ltd.	10,360	97,819
	SPK Corp.	3,600	48,795
	S-Pool, Inc.	28,900	52,471
	Square Enix Holdings Co. Ltd.	11,000	445,863
	SRA Holdings	7,000	194,700
#*	SRE Holdings Corp.	4,000	86,539
#	SRS Holdings Co. Ltd.	11,500	87,860
#	ST Corp.	4,400	43,209
	Star Mica Holdings Co. Ltd.	15,200	83,494
	Star Micronics Co. Ltd.	9,000	113,121
	Starts Corp., Inc.	16,500	409,877
	Stella Chemifa Corp.	5,100	145,666
	STI Foods Holdings, Inc.	2,400	22,608
	Strike Co. Ltd.	3,406	69,352
#	Studio Alice Co. Ltd.	3,900	53,581
	Subaru Corp.	291,200	5,072,529
#	Subaru Enterprise Co. Ltd.	2,500	54,415
	Sugi Holdings Co. Ltd.	48,900	850,391
	Sugimoto & Co. Ltd.	9,800	83,395
	Sumitomo Bakelite Co. Ltd.	36,600	881,360
	Sumitomo Chemical Co. Ltd.	442,431	957,027
	Sumitomo Densetsu Co. Ltd.	8,800	282,140
	Sumitomo Electric Industries Ltd.	97,200	1,815,902
	Sumitomo Forestry Co. Ltd.	38,900	1,329,824
	Sumitomo Heavy Industries Ltd.	47,600	980,927
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Metal Mining Co. Ltd.	56,900	$1,299,373
	Sumitomo Mitsui Construction Co. Ltd.	18,200	48,818
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	315,312	7,770,264
#	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,798	41,634
	Sumitomo Mitsui Trust Group, Inc.	96,100	2,416,464
	Sumitomo Realty & Development Co. Ltd.	54,400	1,879,705
	Sumitomo Seika Chemicals Co. Ltd.	4,100	122,492
	Sumitomo Warehouse Co. Ltd.	6,800	118,493
	Sun Frontier Fudousan Co. Ltd.	15,400	199,079
	Sundrug Co. Ltd.	33,400	903,882
	Suntory Beverage & Food Ltd.	20,600	639,884
	Sun-Wa Technos Corp.	9,800	143,286
#	SUNWELS Co. Ltd.	1,700	6,974
	Suzuden Corp.	3,700	45,335
	Suzuken Co. Ltd.	33,790	1,054,699
	Suzuki Motor Corp.	138,700	1,659,711
	SWCC Corp.	12,300	599,760
	Sysmex Corp.	126,700	2,421,916
	System Research Co. Ltd.	5,700	59,614
	System Support Holdings, Inc.	2,500	31,916
#	Systems Engineering Consultants Co. Ltd.	1,000	31,353
	Systena Corp.	107,700	246,235
#	Syuppin Co. Ltd.	13,500	96,045
	T Hasegawa Co. Ltd.	11,600	223,635
	T&D Holdings, Inc.	82,900	1,577,158
	Tachikawa Corp.	2,200	20,094
	Tachi-S Co. Ltd.	10,700	127,278
#	Tadano Ltd.	44,900	332,715
	Taihei Dengyo Kaisha Ltd.	5,000	155,068
	Taiho Kogyo Co. Ltd.	4,100	16,939
	Taikisha Ltd.	9,900	297,976
	Taiko Bank Ltd.	1,100	10,988
	Taisei Corp.	26,700	1,120,132
	Taisei Lamick Co. Ltd.	2,800	45,606
#	Taisei Oncho Co. Ltd.	1,900	46,480

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Holdings Co. Ltd.	30,596	$822,961
	Takamatsu Construction Group Co. Ltd.	7,500	132,448
	Takamiya Co. Ltd.	13,900	36,760
#	Takano Co. Ltd.	1,800	8,106
	Takaoka Toko Co. Ltd.	4,100	55,479
	Takara & Co. Ltd.	5,100	102,352
	Takara Bio, Inc.	7,500	49,836
	Takara Holdings, Inc.	54,423	478,692
	Takara Standard Co. Ltd.	8,400	90,763
	Takasago International Corp.	8,000	277,478
	Takasago Thermal Engineering Co. Ltd.	16,600	646,539
#	Takashima & Co. Ltd.	5,200	43,009
#	Takashimaya Co. Ltd.	67,600	573,916
	Take & Give Needs Co. Ltd.	2,500	15,351
	TAKEBISHI Corp.	700	8,679
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	232,530	6,255,060
#	Takeuchi Manufacturing Co. Ltd.	20,600	721,079
	Takuma Co. Ltd.	15,100	163,446
#	Tama Home Co. Ltd.	8,100	171,476
#	Tanseisha Co. Ltd.	2,000	11,590
#	TASUKI Holdings, Inc.	4,300	18,686
	Tayca Corp.	3,500	34,110
	Tazmo Co. Ltd.	2,000	26,575
	TBS Holdings, Inc.	10,500	285,669
#	TDC Soft, Inc.	13,000	117,221
	TechMatrix Corp.	20,400	330,926
	Techno Medica Co. Ltd.	2,500	28,382
	Techno Ryowa Ltd.	4,800	79,305
	Techno Smart Corp.	1,700	19,407
	Technoflex Corp.	1,200	8,448
	TechnoPro Holdings, Inc.	68,100	1,359,314
	Tecnos Japan, Inc.	9,100	48,693
	Teijin Ltd.	42,642	363,731
	Teikoku Electric Manufacturing Co. Ltd.	4,000	72,028
	Teikoku Sen-I Co. Ltd.	5,800	89,000
	Tekken Corp.	3,800	62,274
	Temairazu, Inc.	1,300	25,937
	Tenma Corp.	2,100	38,009
	Terumo Corp.	39,800	747,201
		Shares	Value»
JAPAN — (Continued)
	Tess Holdings Co. Ltd.	32,500	$56,373
	THK Co. Ltd.	23,300	574,720
	Tigers Polymer Corp.	2,500	11,430
	TIS, Inc.	43,100	952,996
	TKC Corp.	11,699	287,187
	Toa Corp. (1885 JP)	18,000	137,502
	Toa Corp. (6809 JP)	9,200	56,222
	TOA ROAD Corp.	6,900	58,067
	Toagosei Co. Ltd.	46,400	430,232
	TOBISHIMA HOLDINGS, Inc.	12,030	127,783
	Tobu Railway Co. Ltd.	36,100	621,272
	Tocalo Co. Ltd.	21,400	248,011
	Tochigi Bank Ltd.	22,300	41,770
	Toda Corp.	96,300	582,955
	Toei Animation Co. Ltd.	18,200	372,394
	Toei Co. Ltd.	8,200	300,715
#	Toell Co. Ltd.	3,900	18,654
	Toenec Corp.	23,500	154,913
	Togami Electric Manufacturing Co. Ltd.	800	16,060
#	Toho Co. Ltd. (8142 JP)	3,300	58,793
	Toho Co. Ltd. (9602 JP)	13,300	599,390
	Toho Gas Co. Ltd.	45,100	1,131,983
	Toho Holdings Co. Ltd.	26,600	735,377
#	Toho Titanium Co. Ltd.	6,300	42,057
	Tokai Corp.	6,000	85,027
	TOKAI Holdings Corp.	29,800	181,378
	Tokai Rika Co. Ltd.	13,500	198,328
	Tokai Tokyo Financial Holdings, Inc.	49,700	162,222
	Token Corp.	1,520	121,616
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	9,509,098
	Tokushu Tokai Paper Co. Ltd.	2,800	64,432
	Tokyo Century Corp.	77,100	746,217
#	Tokyo Electron Device Ltd.	13,100	264,301
	Tokyo Electron Ltd.	73,500	12,398,264
#	Tokyo Energy & Systems, Inc.	12,500	87,269
	Tokyo Gas Co. Ltd.	70,900	2,005,675
	Tokyo Individualized Educational Institute, Inc.	11,500	25,992
#	Tokyo Keiki, Inc.	1,800	36,549
	Tokyo Ohka Kogyo Co. Ltd.	34,400	766,484

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Sangyo Co. Ltd.	11,000	$52,454
	Tokyo Seimitsu Co. Ltd.	16,300	771,729
	Tokyo Steel Manufacturing Co. Ltd.	5,400	54,372
	Tokyo Tatemono Co. Ltd.	95,800	1,477,342
	Tokyotokeiba Co. Ltd.	2,300	66,343
	Tokyu Construction Co. Ltd.	35,700	169,588
	Tokyu Corp.	47,783	545,309
	Tokyu Fudosan Holdings Corp.	307,000	1,971,150
	Toli Corp.	19,900	59,516
#	Tomato Bank Ltd.	1,200	9,693
	Tomen Devices Corp.	500	19,720
	Tomoe Corp.	6,300	48,271
	Tomoe Engineering Co. Ltd.	3,700	90,553
	Tomoku Co. Ltd.	4,400	66,966
	Tomy Co. Ltd.	43,900	1,352,829
	Topcon Corp.	55,200	1,033,275
	TOPPAN Holdings, Inc.	24,740	694,377
	Topre Corp.	9,900	120,953
	Toray Industries, Inc.	243,207	1,687,607
	Torii Pharmaceutical Co. Ltd.	6,100	195,188
#	Torishima Pump Manufacturing Co. Ltd.	6,500	94,973
	Tosei Corp.	14,000	215,234
	Toshiba TEC Corp.	15,600	342,113
	Totech Corp.	18,200	277,720
	Totetsu Kogyo Co. Ltd.	10,900	225,400
#	TOTO Ltd.	19,000	464,422
	Tottori Bank Ltd.	1,500	12,560
	Toukei Computer Co. Ltd.	900	25,266
	Tow Co. Ltd.	18,500	37,144
#	Towa Corp.	12,900	170,112
	Towa Pharmaceutical Co. Ltd.	5,900	114,224
	Toyo Construction Co. Ltd.	19,400	174,155
#	Toyo Engineering Corp.	23,300	108,076
#	Toyo Gosei Co. Ltd.	1,700	57,274
	Toyo Kanetsu KK	5,100	128,782
#	Toyo Machinery & Metal Co. Ltd.	5,800	23,786
	Toyo Seikan Group Holdings Ltd.	56,400	856,344
		Shares	Value»
JAPAN — (Continued)
	Toyo Suisan Kaisha Ltd.	9,200	$594,468
	Toyobo Co. Ltd.	52,723	333,310
	Toyota Boshoku Corp.	39,700	526,949
	Toyota Industries Corp.	17,000	1,418,429
	Toyota Motor Corp. (7203 JP)	1,607,600	30,495,383
	Toyota Tsusho Corp.	186,500	3,149,916
	TPR Co. Ltd.	6,900	106,294
	Transaction Co. Ltd.	7,000	87,160
#*	Transaction Media Networks, Inc.	6,100	14,277
	Transcosmos, Inc.	9,200	190,241
	TRE Holdings Corp.	6,700	67,385
#	Treasure Factory Co. Ltd.	5,100	54,355
*	Trend Micro, Inc. (4704 JP)	32,100	1,901,612
	Trusco Nakayama Corp.	22,100	294,408
#	TRYT, Inc.	8,200	22,256
	TS Tech Co. Ltd.	38,100	431,810
	TSI Holdings Co. Ltd.	23,500	187,505
	Tsubaki Nakashima Co. Ltd.	21,200	63,577
	Tsubakimoto Chain Co.	22,500	276,456
	Tsubakimoto Kogyo Co. Ltd.	7,200	91,921
#	Tsuburaya Fields Holdings, Inc.	17,900	214,400
	Tsugami Corp.	15,900	170,027
	Tsukishima Holdings Co. Ltd.	1,200	11,344
	Tsuruha Holdings, Inc.	18,500	1,132,255
	Tsurumi Manufacturing Co. Ltd.	4,900	106,294
	Tsutsumi Jewelry Co. Ltd.	2,500	37,915
#	Tsuzuki Denki Co. Ltd.	5,300	94,967
	TV Asahi Holdings Corp.	9,700	153,349
	Tv Tokyo Holdings Corp.	4,300	88,766
	TYK Corp.	7,300	19,349
	UACJ Corp.	17,100	587,494
	Ubicom Holdings, Inc.	1,900	16,431
	Uchida Yoko Co. Ltd.	2,700	118,292
	Ueki Corp.	1,200	12,244
	Ukai Co. Ltd.	100	2,338
	ULS Group, Inc.	1,400	44,740
#	U-Next Holdings Co. Ltd.	23,400	280,367

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Unicharm Corp.	109,500	$855,174
	Unipres Corp.	10,900	76,953
	United Arrows Ltd.	9,900	167,907
#	United Super Markets Holdings, Inc.	28,431	142,753
	UNITED, Inc.	8,800	45,512
#	Urbanet Corp. Co. Ltd.	14,400	39,825
	User Local, Inc.	1,000	11,681
	Ushio, Inc.	37,500	502,779
	USS Co. Ltd.	91,200	817,726
	UT Group Co. Ltd.	18,300	258,105
	V Technology Co. Ltd.	2,300	34,405
	Valor Holdings Co. Ltd.	18,600	261,435
	Valqua Ltd.	10,100	212,273
#	Value HR Co. Ltd.	5,400	52,669
	ValueCommerce Co. Ltd.	14,800	114,908
#	Vector, Inc.	15,800	105,870
	Vertex Corp.	4,800	60,655
	Vision, Inc.	16,700	125,334
*	Visional, Inc.	13,300	659,769
	Vital KSK Holdings, Inc.	22,300	169,977
	VT Holdings Co. Ltd.	37,300	125,707
	Wacoal Holdings Corp.	16,600	579,245
	Wacom Co. Ltd.	67,200	289,189
	Wakachiku Construction Co. Ltd.	2,300	54,567
	Wakita & Co. Ltd.	15,300	177,814
	Waseda Academy Co. Ltd.	3,600	45,634
#	Watahan & Co. Ltd.	7,500	80,877
#	WATAMI Co. Ltd.	5,700	33,724
#	WDB Holdings Co. Ltd.	8,000	89,031
	Weathernews, Inc.	3,200	72,665
	Welcia Holdings Co. Ltd.	41,000	590,087
	Wellnet Corp.	4,700	25,627
#	West Holdings Corp.	14,884	151,143
	Will Group, Inc.	11,800	76,583
*	WingArc1st, Inc.	8,400	185,446
	With U.S. Corp.	1,100	16,500
#	Workman Co. Ltd.	8,134	227,690
	World Co. Ltd.	10,200	162,869
	World Holdings Co. Ltd.	4,000	52,239
	Xebio Holdings Co. Ltd.	13,400	108,524
	Yahagi Construction Co. Ltd.	12,700	126,509
	Yakult Honsha Co. Ltd.	26,800	489,467
		Shares	Value»
JAPAN — (Continued)
	YAKUODO Holdings Co. Ltd.	4,300	$53,234
	YAMABIKO Corp.	14,200	249,962
	YAMADA Consulting Group Co. Ltd.	7,800	96,310
	Yamada Corp.	300	9,089
	Yamada Holdings Co. Ltd.	110,562	324,632
#	Yamae Group Holdings Co. Ltd.	6,000	77,931
	Yamaha Corp.	61,500	434,948
	Yamaha Motor Co. Ltd.	200,100	1,673,959
	Yamatane Corp.	1,600	39,184
	Yamato Corp.	10,100	85,380
	Yamato Holdings Co. Ltd.	50,900	609,679
	Yamato Kogyo Co. Ltd.	8,200	405,783
#	Yamaura Corp.	2,700	21,692
	Yamaya Corp.	1,000	18,141
	Yamazaki Baking Co. Ltd.	27,100	487,298
	Yamazen Corp.	26,000	223,926
	Yaoko Co. Ltd.	11,000	643,315
	Yaskawa Electric Corp.	42,500	1,233,914
	Yasuda Logistics Corp.	5,700	64,795
#	YE DIGITAL Corp.	4,400	17,962
	Yellow Hat Ltd.	14,500	255,758
	Yodogawa Steel Works Ltd.	10,200	369,343
	Yokogawa Bridge Holdings Corp.	14,300	248,378
	Yokogawa Electric Corp.	23,800	522,436
	Yokorei Co. Ltd.	16,100	89,866
	Yokowo Co. Ltd.	4,600	48,383
	Yomeishu Seizo Co. Ltd.	800	13,042
	Yondenko Corp.	17,400	171,691
	Yonex Co. Ltd.	23,600	317,515
#*	Yoshimura Food Holdings KK	1,600	10,466
#	Yoshinoya Holdings Co. Ltd.	12,100	229,441
	Yossix Holdings Co. Ltd.	1,900	36,889
	Yotai Refractories Co. Ltd.	5,200	56,742
	Yuasa Trading Co. Ltd.	7,200	204,536
	Yurtec Corp.	19,500	219,028
	Yushin Precision Equipment Co. Ltd.	6,100	27,010
	Yutaka Giken Co. Ltd.	1,500	19,349

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zacros Corp.	7,800	$200,002
	Zaoh Co. Ltd.	2,300	35,124
	Zenitaka Corp.	900	22,843
	Zenkoku Hosho Co. Ltd.	28,700	1,018,212
	Zenrin Co. Ltd.	9,950	56,528
	Zeon Corp.	59,600	554,047
#	ZIGExN Co. Ltd.	40,500	120,664
	Zojirushi Corp.	2,400	26,033
	ZOZO, Inc.	29,900	980,793
#	Zuiko Corp.	6,500	55,897
TOTAL JAPAN			713,911,120
NETHERLANDS — (5.0%)
	Aalberts NV	18,991	670,324
Ω	ABN AMRO Bank NV	170,841	2,865,536
	Acomo NV	13,052	245,312
*Ω	Adyen NV	1,501	2,422,790
	Aegon Ltd. (AEG US)	290,070	1,885,455
	Aegon Ltd. (AGN NA)	376,088	2,455,288
	Akzo Nobel NV	74,888	4,253,516
*Ω	Alfen NV	12,238	179,700
	Allfunds Group PLC	229,585	1,180,595
#	AMG Critical Materials NV	10,526	152,747
	Aperam SA	21,849	602,967
	Arcadis NV	36,472	2,082,206
	ASM International NV	9,891	5,738,595
	ASML Holding NV (ASML NA)	6,365	4,708,525
	ASML Holding NV (ASML US)	67,911	50,207,281
	ASR Nederland NV	140,206	6,908,932
Ω	B&S Group SARL	17,367	75,314
*Ω	Basic-Fit NV	10,968	277,409
	BE Semiconductor Industries NV	20,311	2,590,290
#	Brunel International NV	12,079	117,276
	Coca-Cola Europacific Partners PLC	44,682	3,509,965
	Corbion NV	31,140	727,024
Ω	CTP NV	39,163	651,123
	Flow Traders Ltd.	10,009	251,496
	ForFarmers NV	6,823	24,065
	Fugro NV	35,053	559,512
*	Havas NV	258,055	406,646
	Heineken NV	32,722	2,273,448
	IMCD NV	29,886	4,680,158
	ING Groep NV (INGA NA)	587,920	9,771,752
*	InPost SA	97,635	1,597,263
	JDE Peet's NV	13,836	241,660
*Ω	Just Eat Takeaway.com NV (JET LN)	35,087	427,143
		Shares	Value»
NETHERLANDS — (Continued)
*Ω	Just Eat Takeaway.com NV (TKWY NA)	47,885	$578,234
	Kendrion NV	5,802	61,948
	Koninklijke Ahold Delhaize NV (AD NA)	253,992	9,003,863
	Koninklijke BAM Groep NV	132,137	580,095
	Koninklijke Heijmans NV	16,526	550,657
	Koninklijke KPN NV	2,139,452	7,741,654
#*	Koninklijke Philips NV (PHG US)	112,327	3,097,974
*	Koninklijke Philips NV (PHIA NA)	80,286	2,212,863
	Koninklijke Vopak NV	17,407	798,996
	Nedap NV	1,163	71,693
	NN Group NV	147,303	6,760,654
#*	NX Filtration NV	989	3,037
#*	Pharming Group NV	52,106	46,671
#	PostNL NV	118,620	120,716
	Prosus NV (PRX NA)	166,825	6,372,303
	Randstad NV	58,828	2,539,606
	SBM Offshore NV	117,153	2,188,669
Ω	Signify NV	36,192	781,265
	Sligro Food Group NV	9,151	100,618
#	TKH Group NV	17,730	652,751
*	TomTom NV	15,263	80,604
	Universal Music Group NV	195,910	5,464,367
	Van Lanschot Kempen NV	15,885	781,560
	Wolters Kluwer NV	80,997	14,714,078
TOTAL NETHERLANDS			180,046,189
NEW ZEALAND — (0.3%)
	Auckland International Airport Ltd.	169,709	827,670
#	Briscoe Group Ltd.	8,008	21,010
#	Channel Infrastructure NZ Ltd.	131,074	141,011
	Chorus Ltd. (CHRYY US), ADR	880	20,909
#	Chorus Ltd. (CNU NZ)	185,957	908,807
	Contact Energy Ltd.	80,877	424,256
	EBOS Group Ltd.	64,776	1,460,932
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	1,547,474
	Freightways Group Ltd.	79,257	477,742
*	Gentrack Group Ltd.	9,619	69,008
	Hallenstein Glasson Holdings Ltd.	25,558	122,602

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Heartland Group Holdings Ltd.	312,134	$189,963
#	Investore Property Ltd.	151,529	95,529
*	KMD Brands Ltd.	256,380	58,506
#	Mainfreight Ltd.	10,461	424,708
	Manawa Energy Ltd.	38,745	123,584
#	Mercury NZ Ltd.	96,138	341,800
	Meridian Energy Ltd.	148,817	494,791
	Napier Port Holdings Ltd.	4,632	7,053
	NZME Ltd. (NZM AU)	3,265	1,958
	NZME Ltd. (NZM NZ)	18,316	11,174
	NZX Ltd.	175,465	146,146
*	Oceania Healthcare Ltd.	181,831	84,070
	Port of Tauranga Ltd.	34,021	124,553
*	Ryman Healthcare Ltd.	84,237	206,835
	Scales Corp. Ltd.	49,584	113,465
*	Serko Ltd.	22,697	48,003
	Skellerup Holdings Ltd.	79,995	229,564
	SKY Network Television Ltd.	76,616	120,890
	SKYCITY Entertainment Group Ltd.	161,901	127,561
	Spark New Zealand Ltd.	375,766	616,371
	Summerset Group Holdings Ltd.	54,866	401,413
	TOWER Ltd.	162,997	118,221
	Turners Automotive Group Ltd.	13,029	40,261
	Vector Ltd.	76,040	168,782
*	Vista Group International Ltd.	74,611	136,136
#	Warehouse Group Ltd.	49,483	28,784
TOTAL NEW ZEALAND			10,481,542
NORWAY — (0.7%)
	2020 Bulkers Ltd.	3,508	38,916
	ABG Sundal Collier Holding ASA	123,021	75,690
	AF Gruppen ASA	13,278	187,890
	Aker Solutions ASA	141,208	400,941
*	AKVA Group ASA	1,484	8,129
*	Archer Ltd.	20,873	51,851
#*	ArcticZymes Technologies ASA	5,394	6,959
	Arendals Fossekompani ASA	734	8,656
	Atea ASA	44,322	565,232
*Ω	AutoStore Holdings Ltd.	69,671	62,466
		Shares	Value»
NORWAY — (Continued)
	B2 Impact ASA	72,702	$69,192
*	BEWi ASA	9,170	22,365
	Borregaard ASA	29,227	524,876
	Bouvet ASA	31,928	227,509
*	Cadeler AS (CADLR NO)	30,377	161,162
*	Cadeler AS (CDLR US), ADR	1,008	21,077
*	Cloudberry Clean Energy ASA	121,222	130,650
*Ω	Crayon Group Holding ASA	16,003	149,244
	DNB Bank ASA	169,479	3,599,849
*	DOF Group ASA	26,689	224,096
*	Edda Wind ASA	2,055	3,337
Ω	Elmera Group ASA	64,902	174,965
	Elopak ASA	57,119	208,751
*	Endur ASA	3,592	22,551
*Ω	Entra ASA	30,628	317,034
Ω	Europris ASA	101,496	740,454
*	Gentoo Media, Inc.	24,286	49,011
	Gjensidige Forsikring ASA	25,351	519,825
#	Grieg Seafood ASA	17,155	113,342
*	Hexagon Composites ASA	33,877	112,308
Ω	Kid ASA	12,875	177,467
	Kitron ASA	67,277	230,477
	Kongsberg Gruppen ASA	19,890	2,361,003
	Leroy Seafood Group ASA	22,262	110,379
*	LINK Mobility Group Holding ASA	102,460	210,743
	Magnora ASA	16,615	38,554
	Medistim ASA	2,470	34,947
*	Morrow Bank ASA	50,288	41,525
	Mowi ASA	29,912	599,884
Ω	Multiconsult ASA	5,960	104,194
*	Napatech AS	3,698	8,317
#*	NEL ASA	235,947	49,173
	Norbit ASA	2,130	20,069
#*	Nordic Semiconductor ASA	33,069	332,082
	Norsk Hydro ASA	70,156	413,777
*	Northern Ocean Ltd.	10,938	7,395
*	NRC Group ASA	21,505	8,277
	Odfjell Drilling Ltd.	56,255	308,201
	Odfjell Technology Ltd.	3,913	15,554
	Olav Thon Eiendomsselskap ASA	1,014	20,416
	Orkla ASA	47,569	441,727
	Pareto Bank ASA	11,115	72,660
	Pexip Holding ASA	12,536	51,131
*	PhotoCure ASA	6,697	34,091

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	36,555	$1,066,721
	Rana Gruber ASA	5,863	37,964
#	Salmar ASA	12,123	640,919
*	SATS ASA	12,194	29,563
*Ω	Scatec ASA	77,015	538,552
	Schibsted ASA (SCHA NO), Class A	9,650	286,521
	Schibsted ASA (SCHB NO), Class B	9,897	282,912
	Selvaag Bolig ASA	22,992	72,124
#*Ω	Shelf Drilling Ltd.	17,298	13,610
*	SmartCraft ASA	7,109	16,640
	Sparebank 1 Oestlandet	19,503	287,987
	SpareBank 1 Sor-Norge ASA	65,535	934,092
	Sparebanken More	18,957	164,025
	Sparebanken Sor	4,751	88,689
	Storebrand ASA	215,885	2,542,003
	Subsea 7 SA	49,612	818,416
	TGS ASA	89,406	899,794
#	TOMRA Systems ASA	30,070	444,465
	Veidekke ASA	40,140	512,671
	Wilh Wilhelmsen Holding ASA, Class A	5,067	184,115
	Wilh Wilhelmsen Holding ASA, Class B	607	21,068
#*	Zalaris ASA	5,204	33,501
*	Zaptec ASA	6,781	8,581
TOTAL NORWAY			24,415,304
PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	241,561
	Banco Comercial Portugues SA, Class R	2,116,286	1,104,684
	Corticeira Amorim SGPS SA	15,139	132,212
	CTT-Correios de Portugal SA	40,850	249,174
	EDP Renovaveis SA	146,882	1,374,220
	EDP SA (EDP PL)	867,062	2,726,194
	Ibersol SGPS SA	5,326	47,041
	Jeronimo Martins SGPS SA	65,158	1,284,324
#	Mota-Engil SGPS SA	14,157	42,057
	Navigator Co. SA	51,006	186,389
	NOS SGPS SA	71,323	250,737
	REN - Redes Energeticas Nacionais SGPS SA	167,843	413,542
		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	418,269	$390,247
TOTAL PORTUGAL			8,442,382
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	56,643	61,787
	Aztech Global Ltd.	48,500	24,955
	Boustead Singapore Ltd.	110,607	82,096
	BRC Asia Ltd.	23,800	51,393
	Bukit Sembawang Estates Ltd.	79,000	206,736
	Centurion Corp. Ltd.	94,500	69,506
	China Aviation Oil Singapore Corp. Ltd.	148,900	98,438
	China Sunsine Chemical Holdings Ltd.	198,500	64,870
	City Developments Ltd.	272,900	1,011,704
	CSE Global Ltd.	223,003	73,707
	DBS Group Holdings Ltd.	275,304	9,011,229
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	140,402	0
	Food Empire Holdings Ltd.	66,800	48,417
	Frasers Property Ltd.	118,400	75,260
#	Frencken Group Ltd.	117,100	96,705
*	Fu Yu Corp. Ltd.	192,800	17,999
*	Gallant Venture Ltd.	272,800	16,892
	Genting Singapore Ltd.	994,600	550,742
#	Grand Venture Technology Ltd.	41,400	26,144
	GuocoLand Ltd.	129,966	139,498
	Haw Par Corp. Ltd.	37,400	317,935
	Ho Bee Land Ltd.	82,800	110,694
	Hong Fok Corp. Ltd.	87,200	50,580
	Hong Leong Finance Ltd.	37,900	68,867
	Hongkong Land Holdings Ltd.	152,900	665,332
	Hour Glass Ltd.	84,500	97,612
	HRnetgroup Ltd.	119,200	60,054
	iFAST Corp. Ltd.	33,200	182,114
	ISDN Holdings Ltd.	58,689	13,173
	Keppel Ltd.	189,000	938,893
	Metro Holdings Ltd.	128,400	41,123
	Micro-Mechanics Holdings Ltd.	22,100	28,587
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	11,755
	Netlink NBN Trust	744,100	471,014
	OUE Ltd.	49,300	36,597

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp. Ltd.	281,245	$3,587,217
*	Oxley Holdings Ltd.	373,865	19,426
	Pacific Century Regional Developments Ltd.	48,300	12,085
	Pan-United Corp. Ltd.	105,900	49,072
	Propnex Ltd.	69,200	55,967
	PSC Corp. Ltd.	60,700	14,945
	Q&M Dental Group Singapore Ltd.	53,280	11,165
	Raffles Medical Group Ltd.	154,100	94,673
*	Seatrium Ltd.	347,420	567,908
	Sheng Siong Group Ltd.	141,000	168,874
	SIA Engineering Co. Ltd.	44,900	78,546
	Singapore Exchange Ltd.	137,100	1,233,553
	Singapore Land Group Ltd.	68,500	96,183
	Singapore Post Ltd.	471,600	192,093
	Singapore Technologies Engineering Ltd.	316,400	1,122,976
	StarHub Ltd.	55,100	49,806
	Straits Trading Co. Ltd.	76,379	82,429
*††	Swiber Holdings Ltd.	50,250	0
*	Thomson Medical Group Ltd.	916,800	30,358
	United Overseas Bank Ltd.	90,400	2,485,064
	UOL Group Ltd.	140,651	524,551
	Valuetronics Holdings Ltd.	154,710	71,114
	Venture Corp. Ltd.	35,300	327,598
	Vicom Ltd.	32,400	31,268
	Wing Tai Holdings Ltd.	246,500	222,912
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	1,608,841
TOTAL SINGAPORE			27,561,032
SPAIN — (2.9%)
	Acciona SA	16,847	1,898,125
	Acerinox SA	70,670	709,159
	ACS Actividades de Construccion y Servicios SA	94,802	4,826,768
Ω	Aena SME SA	8,940	1,925,320
	Almirall SA	19,698	193,452
	Amadeus IT Group SA	143,660	10,512,687
		Shares	Value»
SPAIN — (Continued)
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	$180,267
	Audax Renovables SA	89,063	140,886
	Azkoyen SA	4,058	26,487
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	5,598,917
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	594,034
	Banco de Sabadell SA	2,576,618	6,073,538
	Banco Santander SA (SAN SM)	2,061,320	10,563,242
	Banco Santander SA (SAN US), Sponsored ADR	69,983	356,213
	Bankinter SA	184,429	1,571,349
	CaixaBank SA	1,667,471	10,093,800
Ω	Cellnex Telecom SA	58,302	1,952,721
	Construcciones y Auxiliar de Ferrocarriles SA	13,228	489,789
	Corp. ACCIONA Energias Renovables SA	20,340	377,596
*	eDreams ODIGEO SA	18,315	174,163
	Elecnor SA	17,817	308,010
	Enagas SA	24,756	313,310
	Ence Energia y Celulosa SA	21,633	78,069
	Endesa SA	43,402	960,847
	Ercros SA	13,714	50,329
	Faes Farma SA	97,892	359,102
	Ferrovial SE	49,232	2,101,384
	Fluidra SA	18,282	469,391
#Ω	Gestamp Automocion SA	49,585	135,705
Ω	Global Dominion Access SA	36,899	115,416
*	Grenergy Renovables SA	3,309	122,008
*	Grifols SA	49,627	424,590
	Grupo Catalana Occidente SA	21,968	874,724
	Grupo Empresarial San Jose SA	4,653	27,398
	Iberdrola SA	590,813	8,349,293
	Indra Sistemas SA	68,989	1,322,256
	Industria de Diseno Textil SA	303,676	16,483,724

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Laboratorios Farmaceuticos Rovi SA	12,874	$869,406
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	198,589
	Mapfre SA	439,360	1,220,690
	Naturgy Energy Group SA	16,255	399,138
Ω	Neinor Homes SA	14,848	259,103
#*	Obrascon Huarte Lain SA	181,636	69,604
	Pharma Mar SA	1,561	149,325
	Prim SA	1,123	11,308
*	Promotora de Informaciones SA, Class A	51,144	17,358
Ω	Prosegur Cash SA	43,253	25,611
	Realia Business SA	163,953	169,571
	Redeia Corp. SA	147,722	2,484,849
	Sacyr SA	107,160	350,520
*	Solaria Energia y Medio Ambiente SA	47,470	371,416
#*	Soltec Power Holdings SA	4,800	7,957
*Ω	Talgo SA	18,976	76,582
*	Tecnicas Reunidas SA	38,833	548,340
#	Telefonica SA (TEF SM)	1,389,143	5,659,779
#	Tubacex SA	61,124	216,151
Ω	Unicaja Banco SA	502,777	715,404
TOTAL SPAIN			104,574,770
SWEDEN — (3.8%)
	AAK AB	17,148	498,401
Ω	AcadeMedia AB	36,502	224,716
	AddLife AB, Class B	43,022	586,391
	Addnode Group AB	45,365	481,741
	AddTech AB, Class B	88,465	2,582,130
	AFRY AB	64,428	1,025,527
	Alfa Laval AB	46,206	2,059,707
Ω	Alimak Group AB	28,194	295,185
	Alleima AB	84,527	700,818
	Alligo AB, Class B	9,012	115,268
Ω	Ambea AB	45,944	385,168
*	Annehem Fastigheter AB, Class B	20,118	29,914
	AQ Group AB	12,285	175,595
	Arise AB	11,970	40,771
	Arjo AB, Class B	60,821	217,898
	Assa Abloy AB, Class B	86,434	2,648,018
		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB (ATCOA SS), Class A	490,008	$8,185,954
	Atlas Copco AB (ATCOB SS), Class B	274,818	4,085,609
	Atrium Ljungberg AB, Class B	15,130	267,582
Ω	Attendo AB	47,275	218,443
	Avanza Bank Holding AB	99,161	2,973,583
#	Axfood AB	48,903	1,048,692
	Beijer Alma AB	16,990	270,094
	Beijer Ref AB	36,411	540,297
	Bergman & Beving AB	16,194	470,166
	Betsson AB, Class B	76,664	1,046,551
#*	Better Collective AS	18,297	177,815
*	BHG Group AB	62,928	152,571
	Bilia AB, Class A	51,649	605,517
	Billerud Aktiebolag	100,642	1,033,309
	BioGaia AB, Class B	36,515	399,349
	Biotage AB	8,848	112,986
	Bjorn Borg AB	8,728	44,520
	Boliden AB	73,561	2,209,426
*	Bonava AB, Class B	78,500	64,193
*Ω	Boozt AB	23,237	273,529
Ω	Bravida Holding AB	99,445	793,579
	BTS Group AB, Class B	885	22,953
	Bufab AB	11,252	472,809
	Bure Equity AB	39,361	1,431,990
	Byggmax Group AB	33,690	150,215
*	Camurus AB	15,973	856,116
*	Castellum AB	48,636	527,498
	Catella AB	30,701	74,897
	Catena AB	11,657	507,794
*	Cavotec SA	12,463	21,800
	Cellavision AB	4,218	85,722
	Cibus Nordic Real Estate AB publ	12,386	200,845
#*	Cint Group AB	53,114	40,948
	Clas Ohlson AB, Class B	39,038	833,228
	Cloetta AB, Class B	49,364	125,919
Ω	Coor Service Management Holding AB	59,669	170,266
	Corem Property Group AB (COREB SS), Class B	195,859	103,856
	Corem Property Group AB (CORED SS), Class D	2,536	52,699
*	Ctek AB	5,741	7,153
	CTT Systems AB	3,004	76,776
	Dios Fastigheter AB	36,499	251,913
Ω	Dometic Group AB	111,140	562,816

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*Ω	Dustin Group AB	155,604	$53,801
*	Dynavox Group AB	5,124	34,567
	Eastnine AB	14,357	63,599
	Elanders AB, Class B	6,728	50,958
*	Electrolux AB, Class B	44,376	402,107
	Electrolux Professional AB, Class B	105,894	731,861
	Elekta AB, Class B	123,208	730,168
*	Embracer Group AB	37,385	755,911
*	Enea AB	6,109	53,821
#	Engcon AB	11,770	110,208
	Eolus Vind AB, Class B	4,899	23,520
	Ependion AB	3,773	41,672
	Epiroc AB (EPIA SS), Class A	119,387	2,275,087
	Epiroc AB (EPIB SS), Class B	73,342	1,224,401
Ω	Evolution AB	30,514	2,341,022
	Ework Group AB	4,506	61,786
	Fabege AB	110,445	826,089
	Fagerhult Group AB	20,861	101,457
*	Fastighets AB Balder, Class B	79,516	565,811
*	Fastighets AB Trianon	12,292	24,049
*	Fastighetsbolaget Emilshus AB, Class B	324	1,322
	FastPartner AB (FPARA SS), Class A	26,872	151,082
	FastPartner AB (FPARD SS), Class D	6,387	40,969
	Fenix Outdoor International AG	1,370	83,717
	FormPipe Software AB	5,484	12,007
	Fortnox AB	263,433	1,823,540
	Getinge AB, Class B	46,369	910,548
	Granges AB	59,043	716,160
*Ω	Green Landscaping Group AB	1,854	11,438
*	Gruvaktiebolaget Viscaria	2,720	4,967
#	H & M Hennes & Mauritz AB, Class B	75,044	999,796
	Hanza AB	4,885	35,563
	Heba Fastighets AB, Class B	14,717	42,664
	Hemnet Group AB	61,828	2,054,518
	Hexagon AB, Class B	164,378	1,903,124
*	Hexatronic Group AB	71,168	232,332
	Hexpol AB	92,334	863,916
		Shares	Value»
SWEDEN — (Continued)
	HMS Networks AB	13,738	$635,360
*Ω	Hoist Finance AB	36,279	305,338
	Holmen AB (HOLMB SS), Class B	17,008	644,444
	Hufvudstaden AB, Class A	39,757	442,606
*	Humana AB	18,614	60,594
	Husqvarna AB (HUSQA SS), Class A	6,401	34,265
	Husqvarna AB (HUSQB SS), Class B	102,261	544,555
	Indutrade AB	59,512	1,638,317
	Instalco AB	108,086	307,775
	INVISIO AB	18,243	543,249
	Inwido AB	22,636	416,036
	ITAB Shop Concept AB	35,246	68,419
	JM AB	37,306	553,968
*	John Mattson Fastighetsforetagen AB	8,820	49,553
	Kabe Group AB, Class B	1,160	31,758
*	Karnov Group AB	25,012	201,128
#*	K-fast Holding AB	41,087	59,258
*	Klarabo Sverige AB, Class B	19,376	28,556
	KNOW IT AB	16,681	207,859
	Lagercrantz Group AB, Class B	85,860	1,822,833
	Lifco AB, Class B	46,402	1,521,610
	Lime Technologies AB	6,782	213,426
	Lindab International AB	26,459	472,516
	Loomis AB	18,478	588,123
*	Medcap AB	4,193	151,911
	Medicover AB, Class B	16,981	313,666
	MEKO AB	16,482	196,860
	Micro Systemation AB, Class B	5,726	28,595
*	Midsona AB, Class B	13,356	10,280
*	Modern Times Group MTG AB, Class B	51,612	479,245
	Momentum Group AB	5,204	82,171
Ω	Munters Group AB	55,652	884,199
	Mycronic AB	28,873	1,170,581
#	NCAB Group AB	71,672	430,876
	NCC AB, Class B	44,361	715,479
	Nederman Holding AB	7,369	143,297
*	Net Insight AB, Class B	46,248	29,703

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	New Wave Group AB, Class B	35,622	$339,453
	Nibe Industrier AB, Class B	132,687	531,606
	Nilorngruppen AB, Class B	1,618	10,223
*	Nivika Fastigheter AB, Class B	9,301	32,959
*	Nobia AB	179,884	65,891
	Nolato AB, Class B	10,944	56,949
	Nordic Waterproofing Holding AB	12,584	198,232
	Nordnet AB publ	62,336	1,481,833
*	Norion Bank AB	47,759	144,170
*	Norva24 Group AB	4,117	9,203
#	NP3 Fastigheter AB	10,674	253,766
	Nyfosa AB	59,337	608,803
	OEM International AB, Class B	34,294	383,344
#*	Orron Energy AB	70,725	42,607
	Pandox AB	40,276	733,409
	Peab AB, Class B	44,647	320,241
	Platzer Fastigheter Holding AB, Class B	30,544	235,186
	Prevas AB, Class B	3,001	28,178
	Ratos AB, Class B	182,308	571,465
	RaySearch Laboratories AB	6,961	147,833
	Rejlers AB	5,502	73,577
	Rvrc Holding AB	45,114	201,143
	Saab AB, Class B	27,844	601,893
	Sagax AB (SAGAA SS), Class A	309	6,772
	Sagax AB (SAGAB SS), Class B	43,876	965,636
	Sandvik AB	122,057	2,518,402
Ω	Scandic Hotels Group AB	91,538	636,863
*	Sdiptech AB, Class B	9,910	202,897
	Sectra AB, Class B	69,215	1,584,145
	Securitas AB, Class B	117,960	1,500,809
*	Sedana Medical AB	13,026	21,486
*	Sensys Gatso Group AB	3,064	17,471
*Ω	Sinch AB	295,484	625,328
	SinterCast AB	1,838	17,758
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	348,250	4,936,182
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	53,560
	Skanska AB, Class B	71,874	1,539,888
		Shares	Value»
SWEDEN — (Continued)
	SKF AB (SKFA SS), Class A	2,962	$59,784
	SKF AB (SKFB SS), Class B	49,068	991,064
	SkiStar AB	27,008	407,922
	Solid Forsakring AB	5,045	38,721
*	Stendorren Fastigheter AB	2,773	54,405
*	Stillfront Group AB	212,710	128,080
	Storskogen Group AB, Class B	564,998	609,158
	Svedbergs Group AB	7,922	30,285
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	71,682
	Svenska Cellulosa AB SCA (SCAB SS), Class B	106,623	1,468,447
	Svenska Handelsbanken AB (SHBA SS), Class A	195,015	2,157,582
#	Svenska Handelsbanken AB (SHBB SS), Class B	4,821	72,211
	Sweco AB, Class B	74,708	1,167,545
	Swedbank AB, Class A	128,283	2,793,163
*	Swedish Orphan Biovitrum AB	37,369	1,130,112
	Synsam AB	25,846	115,030
	Systemair AB	33,125	252,656
	Tele2 AB, Class B	243,542	2,711,807
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	51,015	382,102
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	4,665	35,210
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	489,308	3,684,429
	Telia Co. AB	519,083	1,529,279
*	TF Bank AB	1,758	58,668
Ω	Thule Group AB	29,701	940,398
	Trelleborg AB, Class B	20,576	774,732
	Troax Group AB	13,050	274,122
	Truecaller AB, Class B	65,748	390,920
	VBG Group AB, Class B	6,802	202,595
*	Vestum AB	15,230	15,017

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#*	Viaplay Group AB	337,248	$18,444
	Vitec Software Group AB, Class B	12,334	650,168
	Vitrolife AB	25,594	513,408
	Volati AB	9,287	89,049
	Volvo AB (VOLVA SS), Class A	48,000	1,324,104
	Volvo AB (VOLVB SS), Class B	335,482	9,243,671
#*	Volvo Car AB, Class B	215,668	488,204
	Wallenstam AB, Class B	147,862	638,288
	Wihlborgs Fastigheter AB	119,878	1,187,780
	XANO Industri AB, Class B	4,020	19,721
*	XSpray Pharma AB	2,578	7,839
TOTAL SWEDEN			138,434,156
SWITZERLAND — (8.0%)
	ABB Ltd.	257,472	14,019,964
#	Accelleron Industries AG (ACLLY US), ADR	1,336	67,081
	Accelleron Industries AG (ACLN SW)	42,178	2,107,839
	Adecco Group AG	92,117	2,192,908
	Alcon AG	51,496	4,690,771
	Allreal Holding AG	6,863	1,284,905
	ALSO Holding AG	3,802	1,050,461
*	Aluflexpack AG	618	10,643
	APG SGA SA	611	139,257
*	Aryzta AG	292,668	578,706
	Ascom Holding AG	16,764	63,363
	Baloise Holding AG	22,991	4,195,187
	Banque Cantonale de Geneve	496	143,667
	Banque Cantonale Vaudoise	12,119	1,222,990
	Belimo Holding AG	4,126	3,010,901
	Bellevue Group AG	2,469	36,502
	Berner Kantonalbank AG	2,328	629,515
	BKW AG	8,476	1,446,082
	Bossard Holding AG, Class A	2,376	528,938
	Bucher Industries AG	2,910	1,170,204
	Burckhardt Compression Holding AG	2,031	1,534,505
	Burkhalter Holding AG	2,399	259,436
	Bystronic AG	344	123,653
#	Calida Holding AG	713	17,638
	Carlo Gavazzi Holding AG	142	29,722
		Shares	Value»
SWITZERLAND — (Continued)
	Cembra Money Bank AG	15,276	$1,505,206
*	Cicor Technologies Ltd.	223	16,571
	Cie Financiere Tradition SA	443	94,117
#	Clariant AG	113,235	1,274,578
	Coltene Holding AG	840	51,386
	Daetwyler Holding AG	1,487	226,092
	DKSH Holding AG	23,649	1,857,148
#*	DocMorris AG	8,389	180,936
	dormakaba Holding AG	1,316	944,967
	DSM-Firmenich AG	20,907	2,134,382
	EFG International AG	46,629	729,502
	Emmi AG	963	838,481
	EMS-Chemie Holding AG	319	225,819
#	Feintool International Holding AG	840	13,315
	Flughafen Zurich AG	8,362	2,013,098
	Forbo Holding AG	225	215,456
Ω	Galenica AG	35,154	3,132,803
*	GAM Holding AG	28,717	3,084
	Geberit AG	12,118	6,759,037
	Georg Fischer AG	17,520	1,379,805
	Givaudan SA	2,340	10,220,569
	Glarner Kantonalbank	1,134	27,620
	Gurit Holding AG, Class BR	970	19,723
	Helvetia Holding AG	19,614	3,422,549
	Hiag Immobilien Holding AG	723	69,698
	Huber & Suhner AG	8,082	670,782
	Implenia AG	4,981	190,077
*	Ina Invest AG	1,289	29,757
	Inficon Holding AG	600	773,396
	Interroll Holding AG	150	351,786
	Intershop Holding AG	2,180	326,649
	Investis Holding SA	1,724	212,033
	Julius Baer Group Ltd.	61,468	4,319,007
	Jungfraubahn Holding AG	80	15,941
	Kardex Holding AG	2,187	676,184
#	Komax Holding AG	1,068	157,831
*	Kudelski SA	3,540	4,968
	Kuehne & Nagel International AG	11,897	2,703,389
	Landis & Gyr Group AG	9,722	664,529
	Lastminute.com NV	3,748	65,157
	LEM Holding SA	150	142,210
	Liechtensteinische Landesbank AG	5,939	477,507
	Logitech International SA (LOGI US)	13,255	1,291,302

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Logitech International SA (LOGN SW)	29,073	$2,877,970
	Luzerner Kantonalbank AG	4,251	318,554
Ω	Medacta Group SA	1,150	146,914
Ω	Medmix AG	2,102	28,352
#	Meier Tobler Group AG	2,096	63,800
	Metall Zug AG, Class B	62	71,547
	Mikron Holding AG	673	11,915
	Mobilezone Holding AG	9,642	120,739
	Mobimo Holding AG	3,322	1,103,380
*Ω	Montana Aerospace AG	1,754	31,279
	Naturenergie Holding AG	3,309	124,620
	Novartis AG (NOVN SW)	13,040	1,364,985
	Novartis AG (NVS US), Sponsored ADR	317,353	33,233,206
#	Novavest Real Estate AG	964	36,624
	OC Oerlikon Corp. AG Pfaffikon	50,966	204,458
	Orell Fuessli AG	246	20,907
#	Orior AG	1,050	45,375
	Partners Group Holding AG	6,159	9,356,440
*	Peach Property Group AG	1,866	16,915
	Phoenix Mecano AG	277	126,865
*Ω	PolyPeptide Group AG	1,208	33,858
	PSP Swiss Property AG	19,021	2,809,820
	Rieter Holding AG	795	76,963
	Roche Holding AG (RO SW)	5,197	1,728,292
	Roche Holding AG (ROG SW)	116,235	36,540,695
	Romande Energie Holding SA	3,048	156,725
	Sandoz Group AG (SDZ SW)	102,366	4,901,013
*	Santhera Pharmaceuticals Holding AG	1,180	22,158
	Schindler Holding AG	5,659	1,591,523
	Schweiter Technologies AG	215	107,326
*Ω	Sensirion Holding AG	1,050	76,556
	SFS Group AG	4,482	563,143
	SGS SA	52,058	5,056,833
	Siegfried Holding AG	814	914,287
		Shares	Value»
SWITZERLAND — (Continued)
	SIG Group AG	185,920	$4,054,631
	Sika AG	31,292	7,947,037
	SKAN Group AG	1,329	114,786
	Softwareone Holding AG	23,949	156,230
	Sonova Holding AG	16,555	5,775,762
	St. Galler Kantonalbank AG	943	466,610
	Stadler Rail AG	18,111	402,385
	Straumann Holding AG	19,617	2,781,997
	Sulzer AG	8,243	1,338,075
	Swatch Group AG (UHR SW)	7,351	1,361,852
	Swatch Group AG (UHRN SW)	18,016	657,583
	Swiss Life Holding AG	9,783	7,987,233
	Swiss Prime Site AG	32,354	3,693,585
	Swiss Re AG	103,571	15,811,905
	Swisscom AG	9,657	5,434,371
	Swissquote Group Holding SA	6,994	3,036,215
	Tecan Group AG	1,583	406,382
	Temenos AG	21,311	1,812,216
	TX Group AG	1,340	274,363
	u-blox Holding AG	4,326	321,812
*	UBS Group AG (UBS US)	29,234	1,035,487
	UBS Group AG (UBSG SW)	269,211	9,492,253
	Valiant Holding AG	7,159	848,907
	Varia U.S. Properties AG	791	26,402
Ω	VAT Group AG	6,782	2,605,371
	Vaudoise Assurances Holding SA	362	201,008
	Vontobel Holding AG	16,069	1,187,393
	VZ Holding AG	5,795	997,543
*	V-ZUG Holding AG	925	47,400
	Walliser Kantonalbank	803	100,025
	Warteck Invest AG	32	67,696
	Ypsomed Holding AG	1,282	503,771
	Zehnder Group AG	1,233	68,141
	Zug Estates Holding AG, Class B	122	281,213
	Zuger Kantonalbank	32	303,211
	Zurich Insurance Group AG	19,902	12,059,906
TOTAL SWITZERLAND			288,528,079
UNITED KINGDOM — (12.6%)
	3i Group PLC	188,414	9,052,032
	4imprint Group PLC	12,496	924,911
	abrdn PLC	638,917	1,221,975

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Accesso Technology Group PLC	5,610	$34,468
	Admiral Group PLC	72,653	2,427,372
	Advanced Medical Solutions Group PLC	46,080	119,389
	AG Barr PLC	33,913	255,735
Ω	Airtel Africa PLC	424,728	756,233
	AJ Bell PLC	127,105	698,049
Ω	Alfa Financial Software Holdings PLC	62,251	170,720
*	Alliance Pharma PLC	18,054	13,634
	Antofagasta PLC	42,377	898,579
*	AO World PLC	89,967	109,686
	Ashmore Group PLC	83,278	174,938
	Ashtead Group PLC	78,596	5,122,251
	Ashtead Technology Holdings PLC	23,657	163,450
#*	ASOS PLC	32,779	171,943
#*Ω	Aston Martin Lagonda Global Holdings PLC	59,183	76,710
	AstraZeneca PLC (AZN LN)	25,658	3,601,756
	AstraZeneca PLC (AZN US), Sponsored ADR	337,697	23,895,440
	Atalaya Mining Copper SA	33,085	140,277
*	Auction Technology Group PLC	20,779	158,525
Ω	Auto Trader Group PLC	301,882	2,940,287
	Aviva PLC	473,589	3,001,866
	Avon Technologies PLC	6,389	117,409
	B&M European Value Retail SA	432,807	1,727,939
	Babcock International Group PLC	279,647	1,861,531
	BAE Systems PLC	252,624	3,818,721
Ω	Bakkavor Group PLC	53,124	87,641
	Balfour Beatty PLC	188,688	1,086,284
	Bank of Georgia Group PLC	11,242	659,923
	Barclays PLC (BARC LN)	1,252,014	4,588,624
	Barclays PLC (BCS US), Sponsored ADR	251,315	3,689,304
	Barratt Redrow PLC	612,559	3,431,379
	Beazley PLC	386,899	3,994,854
	Begbies Traynor Group PLC	34,007	39,095
	Bellway PLC	63,366	2,045,448
		Shares	Value»
UNITED KINGDOM — (Continued)
	Berkeley Group Holdings PLC	58,067	$2,778,231
	Bloomsbury Publishing PLC	42,088	347,191
#*	boohoo Group PLC	332,375	118,768
Ω	Bridgepoint Group PLC	13,466	62,961
	Brooks Macdonald Group PLC	2,856	52,790
	BT Group PLC	2,854,155	5,002,338
	Bunzl PLC	60,468	2,573,921
	Burberry Group PLC	138,921	2,030,372
	Burford Capital Ltd.	71,092	1,000,952
	Bytes Technology Group PLC (BYIT LN)	145,918	830,625
	C&C Group PLC	188,276	338,690
*	Capita PLC	197,116	35,103
	Capital Ltd.	37,907	35,615
	Card Factory PLC	138,000	161,219
	Carr's Group PLC	25,228	39,147
	Castings PLC	3,885	12,937
	Central Asia Metals PLC	68,846	128,318
	Chemring Group PLC	78,841	310,241
	Chesnara PLC	58,057	191,663
	Clarkson PLC	11,351	600,208
*	Close Brothers Group PLC	83,764	330,428
Ω	CMC Markets PLC	27,299	75,478
	Coca-Cola HBC AG	23,634	820,439
	Compass Group PLC	302,533	10,423,575
	Computacenter PLC	57,644	1,660,932
	Conduit Holdings Ltd.	2,216	12,472
Ω	ConvaTec Group PLC	419,916	1,280,299
	Costain Group PLC	81,407	95,980
	Crest Nicholson Holdings PLC	138,281	306,403
	Croda International PLC	15,147	623,882
*	Currys PLC	941,431	1,089,576
	CVS Group PLC	28,112	340,955
	DCC PLC	47,521	3,276,672
*	De La Rue PLC	33,140	46,815
	DFS Furniture PLC	84,939	140,251
#	Diageo PLC (DEO US), Sponsored ADR	80,451	9,651,707
	Diageo PLC (DGE LN)	22,401	667,335
*	Dialight PLC	4,837	7,063
	Diploma PLC	40,010	2,240,268
	Direct Line Insurance Group PLC	455,406	1,508,789
	DiscoverIE Group PLC	27,531	216,823
	Domino's Pizza Group PLC	93,633	348,315

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	dotdigital group PLC	72,032	$77,443
	Dr. Martens PLC	251,750	223,413
	Drax Group PLC	225,933	1,741,289
	DS Smith PLC	470,619	3,374,947
	Dunelm Group PLC	45,981	561,802
*	EKF Diagnostics Holdings PLC	91,050	28,134
	Elementis PLC	138,837	269,015
	Entain PLC	124,828	1,083,869
	Epwin Group PLC	48,473	55,801
	Essentra PLC	135,620	209,013
	Experian PLC	268,157	13,209,313
	FDM Group Holdings PLC	56,476	164,864
	Firstgroup PLC	220,220	443,965
	Flowtech Fluidpower PLC	100	86
*	Flutter Entertainment PLC	24,429	6,551,145
	Foresight Group Holdings Ltd.	20,074	97,741
	Foxtons Group PLC	116,990	97,557
*	Frasers Group PLC	28,697	225,316
	Fresnillo PLC	53,986	462,086
	Fuller Smith & Turner PLC, Class A	4,475	30,535
#*	Fund Technologies PLC	3,729	85,916
*Ω	Funding Circle Holdings PLC	43,359	67,752
	Future PLC	64,490	729,627
	Galliford Try Holdings PLC	34,108	157,980
	Games Workshop Group PLC	12,710	2,284,607
*	Gaming Realms PLC	85,983	38,219
	Gamma Communications PLC	25,048	414,494
	GB Group PLC	159,732	691,971
	Genuit Group PLC	71,526	346,216
*	Georgia Capital PLC	11,623	173,604
	Gooch & Housego PLC	6,576	36,012
	Grafton Group PLC, CDI	71,709	820,648
	Grainger PLC	458,902	1,206,625
	Greencore Group PLC	170,785	409,176
	Greggs PLC	30,491	813,305
*	Griffin Mining Ltd.	1,413	2,587
	GSK PLC (GSK LN)	279,586	4,870,266
#	GSK PLC (GSK US), Sponsored ADR	88,058	3,105,820
*	Gulf Marine Services PLC	55,690	11,838
*Ω	Gym Group PLC	34,826	59,117
	H&T Group PLC	680	2,902
		Shares	Value»
UNITED KINGDOM — (Continued)
	Haleon PLC (HLN LN)	790,868	$3,686,403
#	Haleon PLC (HLN US), ADR	45,689	432,675
	Halfords Group PLC	62,839	110,247
	Halma PLC	54,192	2,030,101
	Hargreaves Lansdown PLC	151,072	2,058,794
	Harworth Group PLC	47,742	103,317
	Hays PLC	542,100	511,961
	Headlam Group PLC	23,382	37,554
	Helical PLC	46,922	104,379
	Henry Boot PLC	43,597	110,630
	Hikma Pharmaceuticals PLC	23,273	659,778
	Hill & Smith PLC	34,274	839,965
	Hilton Food Group PLC	40,665	445,082
	Hiscox Ltd.	129,263	1,743,596
*	Hochschild Mining PLC	190,661	414,393
	Hollywood Bowl Group PLC	92,878	322,692
*Ω	Hostelworld Group PLC	39,268	63,223
	Howden Joinery Group PLC	297,444	3,006,425
	HSBC Holdings PLC (HSBA LN)	319,006	3,331,736
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	295,612	15,498,937
	Hunting PLC	109,130	468,213
Ω	Ibstock PLC	30,625	63,891
#	IDOX PLC	187,403	146,341
	IG Group Holdings PLC	128,079	1,615,806
	IMI PLC	114,629	2,836,196
	Impax Asset Management Group PLC	39,038	106,612
	Inchcape PLC	228,924	1,905,832
*	Indivior PLC	27,926	329,506
	Informa PLC	204,402	2,181,056
	IntegraFin Holdings PLC	92,186	413,310
	Intermediate Capital Group PLC	126,460	3,684,888
	International Distribution Services PLC	221,617	1,000,337
	International Workplace Group PLC	177,643	377,347
	Intertek Group PLC	27,381	1,726,880
	Investec PLC	123,387	792,719

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	IP Group PLC	331,705	$215,929
	ITV PLC	1,306,017	1,197,818
	J D Wetherspoon PLC	21,332	164,591
	J Sainsbury PLC	756,370	2,375,566
	James Halstead PLC	48,573	103,375
	JD Sports Fashion PLC	1,080,483	1,185,721
*	John Wood Group PLC	644,904	576,362
	Johnson Matthey PLC	72,696	1,285,169
	Jupiter Fund Management PLC	232,206	230,061
	Just Group PLC	670,745	1,374,015
	Kainos Group PLC	48,598	494,754
	Keller Group PLC	21,231	358,980
	Kier Group PLC	187,414	346,942
	Kingfisher PLC	717,173	2,178,790
	Kitwave Group PLC	22,432	79,629
	Knights Group Holdings PLC	6,242	8,871
	Lancashire Holdings Ltd.	111,632	898,140
	Learning Technologies Group PLC	114,365	129,479
	Legal & General Group PLC	1,464,619	4,373,551
*	Liberty Global PLC, Class C	2	23
	Liontrust Asset Management PLC	34,420	190,620
	Lloyds Banking Group PLC (LLOY LN)	12,049,868	9,264,711
	London Investment Group PLC	5,154	23,299
	LSL Property Services PLC	32,720	118,915
Ω	Luceco PLC	33,081	64,467
	M&C Saatchi PLC	9,987	22,575
	M&G PLC	1,304,539	3,360,671
	Macfarlane Group PLC	58,171	78,333
	Man Group PLC	626,694	1,656,218
	Marks & Spencer Group PLC	1,047,788	4,340,569
	Marshalls PLC	86,978	280,963
*	Marston's PLC	137,174	69,012
*	McBride PLC	108,739	184,496
	Mears Group PLC	50,996	224,643
	Melrose Industries PLC	182,403	1,376,612
#*	Metro Bank Holdings PLC	30,646	38,678
	Midwich Group PLC	22,780	75,071
*	Mitchells & Butlers PLC	97,664	279,339
	MJ Gleeson PLC	12,606	75,928
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mondi PLC	37,127	$577,914
	MONY Group PLC	367,641	880,395
*	Moonpig Group PLC	94,245	265,083
	Morgan Sindall Group PLC	30,154	1,370,584
	Mortgage Advice Bureau Holdings Ltd.	5,132	45,383
*	N Brown Group PLC	30,728	15,017
	National Grid PLC (NG LN)	181,779	2,205,205
#	National Grid PLC (NGG US), Sponsored ADR	54,344	3,336,722
	NatWest Group PLC (NWG LN)	1,411,415	7,525,172
	NCC Group PLC	111,566	198,490
	Next 15 Group PLC	58,483	245,153
	Next PLC	29,404	3,614,034
*	Nexxen International Ltd. (NEXN LN)	1,199	5,763
*	Nexxen International Ltd. (NEXN US), ADR	5,294	50,717
	Ninety One PLC	109,441	202,349
	Norcros PLC	14,489	41,662
*	Ocado Group PLC	89,480	331,411
Ω	On the Beach Group PLC	42,890	136,567
	OSB Group PLC	197,310	1,026,618
	Oxford Instruments PLC	23,145	599,090
*	Oxford Nanopore Technologies PLC	47,587	85,818
	Pagegroup PLC	257,436	1,040,634
	Paragon Banking Group PLC	107,844	1,075,093
	PayPoint PLC	36,753	324,454
#	Pearson PLC (PSO US), Sponsored ADR	17,393	289,941
	Pearson PLC (PSON LN)	86,936	1,442,335
#	Pennon Group PLC	117,983	843,325
	Persimmon PLC	107,089	1,672,237
	Pets at Home Group PLC	108,116	302,932
	Phoenix Group Holdings PLC	346,736	2,234,714
	Pinewood Technologies Group PLC	36,445	154,220
*	Playtech PLC	95,104	866,164
	Plus500 Ltd.	60,436	2,118,627
	Polar Capital Holdings PLC	52,531	325,714

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pollen Street Group Ltd.	2,757	$26,938
	Porvair PLC	5,022	42,579
	PPHE Hotel Group Ltd.	3,969	64,051
	Premier Foods PLC	241,065	560,976
	Prudential PLC (PRU LN)	146,374	1,218,114
	Prudential PLC (PUK US), ADR	46,100	766,643
*	PureTech Health PLC (PRTC LN)	35,409	65,389
	PZ Cussons PLC	23,551	22,762
	QinetiQ Group PLC	157,582	723,412
Ω	Quilter PLC	683,313	1,368,066
	Rank Group PLC	41,335	45,613
	Rathbones Group PLC	15,992	344,079
	Reach PLC	248,913	271,518
	Reckitt Benckiser Group PLC	160,853	10,637,006
	Record PLC	31,963	22,092
	RELX PLC (REL LN)	28,808	1,430,502
	RELX PLC (RELX US), Sponsored ADR	397,933	19,852,867
	RELX PLC (REN NA)	26,000	1,290,972
	Renew Holdings PLC	44,466	402,815
	Renishaw PLC	1,675	74,514
	Renold PLC	60,850	39,354
	Rentokil Initial PLC	198,693	973,108
	RHI Magnesita NV	404	17,462
	Ricardo PLC	9,596	29,883
	Rightmove PLC	673,321	5,540,717
	Rio Tinto PLC (RIO LN)	13,633	821,005
	Rio Tinto PLC (RIO US), Sponsored ADR	16,424	992,174
	Robert Walters PLC	43,280	155,460
*	Rolls-Royce Holdings PLC	1,462,887	10,907,496
	Rotork PLC	332,257	1,433,018
	RS Group PLC	216,991	1,745,873
	RWS Holdings PLC	106,895	180,934
	S&U PLC	2,061	42,259
#*	S4 Capital PLC	78,707	36,411
Ω	Sabre Insurance Group PLC	98,893	161,832
	Sage Group PLC	191,600	3,184,292
	Savills PLC	52,277	690,281
	Schroders PLC	230,031	1,004,545
	Secure Trust Bank PLC	5,821	31,825
	Senior PLC	68,446	139,420
	Severfield PLC	101,799	61,702
	Severn Trent PLC	51,820	1,618,406
*	SIG PLC	206,768	37,482
		Shares	Value»
UNITED KINGDOM — (Continued)
	Smith & Nephew PLC (SN LN)	61,518	$780,117
	Smith & Nephew PLC (SNN US), Sponsored ADR	35,432	899,264
	Smiths Group PLC	79,771	2,031,782
	Smiths News PLC	70,564	53,140
	Softcat PLC	83,716	1,659,761
*	SolGold PLC	379,122	33,737
	Spectris PLC	21,695	810,988
	Speedy Hire PLC	234,031	79,482
	Spirax Group PLC	13,197	1,312,089
Ω	Spire Healthcare Group PLC	108,964	315,900
*	Spirent Communications PLC	166,488	380,077
	SSE PLC	92,277	1,858,968
	SSP Group PLC	119,413	269,027
	St. James's Place PLC	290,911	3,777,664
	Standard Chartered PLC	361,518	4,862,241
	SThree PLC	106,066	333,067
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	18,564	46,052
*	Synthomer PLC	54,205	104,281
	Tatton Asset Management PLC	10,566	86,408
	Taylor Wimpey PLC	1,472,848	2,181,283
	TBC Bank Group PLC	8,422	348,582
	Team Internet Group PLC	64,745	86,375
	Telecom Plus PLC	53,796	1,113,959
	Tesco PLC	1,885,195	8,676,401
*	THG PLC	201,582	101,671
	Topps Tiles PLC	74,684	34,741
	TP ICAP Group PLC	264,848	895,701
*Ω	Trainline PLC	164,543	722,647
	Travis Perkins PLC	138,101	1,215,142
	Treatt PLC	12,756	66,228
	Tribal Group PLC	2,667	1,551
	Trifast PLC	41,274	38,875
	TT Electronics PLC	65,939	74,411
	Ultimate Products PLC	13,860	17,372
	Unilever PLC (UL US), Sponsored ADR	417,065	23,931,190
	Unilever PLC (ULVR LN)	32,472	1,859,899
	Unilever PLC (UNA NA)	57,621	3,298,397
	United Utilities Group PLC	244,276	3,086,457

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vanquis Banking Group PLC	102,823	$66,642
	Vertu Motors PLC	143,701	95,030
	Victorian Plumbing Group PLC	44,071	58,083
	Victrex PLC	19,624	240,637
*	Videndum PLC	19,343	23,909
*	Vistry Group PLC	78,044	574,531
#	Volex PLC	38,975	139,979
	Volution Group PLC	79,713	523,611
	Vp PLC	4,543	33,625
*Ω	Watches of Switzerland Group PLC	111,681	790,146
*	Watkin Jones PLC	139,552	55,950
	Weir Group PLC	50,360	1,502,278
	WH Smith PLC	60,217	974,399
	Whitbread PLC	27,543	955,372
	Wickes Group PLC	124,621	285,030
	Wilmington PLC	6,992	33,559
*	Wise PLC, Class A	83,187	1,146,109
	WPP PLC (WPP LN)	101,516	965,026
#	WPP PLC (WPP US), Sponsored ADR	24,050	1,141,894
*	Xaar PLC	20,538	20,527
	XPS Pensions Group PLC	68,189	293,565
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,048	48,974
	Zigup PLC	110,361	417,673
	Zotefoams PLC	9,125	34,459
TOTAL UNITED KINGDOM			455,185,168
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	21,378	227,321
	Smurfit WestRock PLC	26,258	1,394,037
TOTAL UNITED STATES			1,621,358
TOTAL COMMON STOCKS			3,477,297,274
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.168%	13,668	1,038,535
#Ω	Dr. Ing hc F Porsche AG, 3.772%	32,286	2,055,625
	Draegerwerk AG & Co. KGaA, 3.203%	3,515	206,977
	Einhell Germany AG, 1.549%	1,437	94,469
		Shares	Value»

GERMANY — (Continued)
	FUCHS SE, 2.538%	54,384	$2,471,916
	Henkel AG & Co. KGaA, 2.202%	46,259	4,042,277
	Jungheinrich AG, 3.012%	24,631	636,594
	Porsche Automobil Holding SE, 6.716%	38,969	1,540,087
#	Sartorius AG, 0.266%	1,862	537,320
	Sixt SE, 6.667%	9,384	575,736
	STO SE & Co. KGaA, 4.456%	1,606	190,577
	Villeroy & Boch AG, 6.885%	866	13,684
	Volkswagen AG, 9.258%	44,605	4,548,189
TOTAL GERMANY			17,951,986
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,124	49
BELGIUM — (0.0%)
#*	Gimv NV Rights 02/06/2025	11,027	10,067
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	17,726	194
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	94,802	46,813
TOTAL RIGHTS/WARRANTS			57,123
TOTAL INVESTMENT SECURITIES (Cost $2,613,917,441)			3,495,306,383

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	9,578,195	$110,800,565
TOTAL INVESTMENTS — (100.0%)
(Cost $2,724,709,459)^^			$3,606,106,948
As of January 31, 2025, the value of Rule 144A securities amounted to $73,137,373 or 2.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$148,035	$209,548,284	$7,271	$209,703,590
Austria	—	13,095,678	—	13,095,678
Belgium	1,836,329	32,753,707	—	34,590,036
Canada	350,197,142	24,720	249	350,222,111
China	198,735	—	—	198,735
Denmark	—	121,359,593	—	121,359,593
Finland	315,155	71,570,922	—	71,886,077
France	345,127	303,557,439	—	303,902,566
Germany	6,335,478	248,396,687	—	254,732,165
Hong Kong	—	31,730,225	3,792	31,734,017
Ireland	—	14,634,573	—	14,634,573
Israel	2,956,321	23,704,894	—	26,661,215
Italy	10,668,593	80,707,225	—	91,375,818
Japan	1,434,839	712,476,281	—	713,911,120
Netherlands	55,597,356	124,448,833	—	180,046,189
New Zealand	20,909	10,460,633	—	10,481,542
Norway	21,077	24,394,227	—	24,415,304
Portugal	—	8,442,382	—	8,442,382
Singapore	30,358	27,530,674	—	27,561,032
Spain	950,247	103,624,523	—	104,574,770
Sweden	382,102	138,052,054	—	138,434,156
Switzerland	40,317,847	248,210,232	—	288,528,079
United Kingdom	107,535,295	347,649,873	—	455,185,168
United States	1,394,037	227,321	—	1,621,358
Preferred Stocks
Germany	—	17,951,986	—	17,951,986
Rights/Warrants
Australia	—	49	—	49
Belgium	—	10,067	—	10,067
Hong Kong	—	194	—	194
Spain	—	46,813	—	46,813
Securities Lending Collateral	—	110,800,565	—	110,800,565
Total Investments in Securities	$580,684,982	$3,025,410,654	$11,312˂˃	$3,606,106,948

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.1%)
	Accent Group Ltd.	106,242	$143,959
	Acrow Ltd.	66,204	47,341
	Adairs Ltd.	55,167	90,453
*	Alkane Resources Ltd.	83,562	30,196
#*	Alliance Aviation Services Ltd.	9,879	16,926
	ALS Ltd.	85,554	862,532
	Amotiv Ltd.	34,915	232,387
	AMP Ltd.	618,422	681,383
*	Amplitude Energy Ltd.	283,427	35,114
	Ampol Ltd.	47,671	855,403
	Ansell Ltd.	39,399	856,614
	ANZ Group Holdings Ltd.	123,939	2,340,411
#	APA Group	90,978	383,675
#*	Arafura Rare Earths Ltd. (ARU AU)	334,462	26,790
	ARB Corp. Ltd.	17,595	426,450
#	ARN Media Ltd.	64,154	26,781
	ASX Ltd.	4,683	183,618
	Atlas Arteria Ltd.	114,430	357,303
	AUB Group Ltd.	16,277	320,824
#*	Audinate Group Ltd.	2,000	9,246
*	Aurelia Metals Ltd.	350,163	40,918
	Aurizon Holdings Ltd.	472,171	955,589
	Aussie Broadband Ltd.	40,253	98,027
#	Austin Engineering Ltd.	63,383	19,586
	Australian Clinical Labs Ltd.	54,027	125,629
	Australian Ethical Investment Ltd.	22,186	68,584
#	Australian Finance Group Ltd.	46,965	47,962
#	Auswide Bank Ltd.	11,348	35,540
#	Baby Bunting Group Ltd.	28,930	34,096
	Bank of Queensland Ltd.	172,638	743,669
	Bapcor Ltd.	78,851	242,529
	Beach Energy Ltd.	436,339	409,083
#	Beacon Lighting Group Ltd.	6,838	13,441
	Bega Cheese Ltd.	75,045	268,469
	Bell Financial Group Ltd.	31,306	26,322
*	Bellevue Gold Ltd.	180,185	137,256
	Bendigo & Adelaide Bank Ltd.	100,006	839,233
	BlueScope Steel Ltd.	84,768	1,106,925
		Shares	Value»
AUSTRALIA — (Continued)
	Brambles Ltd.	132,503	$1,619,251
	Bravura Solutions Ltd.	64,933	86,569
#	Breville Group Ltd.	19,638	462,592
*	Capricorn Metals Ltd.	86,616	408,106
	CAR Group Ltd.	15,068	375,485
#*	Carnarvon Energy Ltd.	459,128	35,522
*	Catapult Group International Ltd.	10,074	25,043
	Cedar Woods Properties Ltd.	21,211	70,925
#*	Cettire Ltd.	67,541	60,033
	Challenger Ltd.	135,337	525,654
	Champion Iron Ltd.	97,976	332,894
#*	Chrysos Corp. Ltd.	6,108	19,293
	Civmec Australia Ltd.	38,500	31,147
	Cleanaway Waste Management Ltd.	360,247	616,843
#	Clinuvel Pharmaceuticals Ltd.	5,875	44,040
#*	Coast Entertainment Holdings Ltd.	99,253	29,829
	Cochlear Ltd.	4,511	887,862
	Codan Ltd.	29,559	292,068
#	COG Financial Services Ltd.	13,514	8,289
#*	Cogstate Ltd.	10,170	7,301
	Coles Group Ltd.	108,303	1,305,480
	Collins Foods Ltd.	32,032	148,884
	Commonwealth Bank of Australia	59,968	5,917,774
	Computershare Ltd.	40,286	875,739
	Credit Corp. Group Ltd.	17,766	169,495
	Data#3 Ltd.	35,101	150,621
#*	Deep Yellow Ltd.	142,770	117,242
	Deterra Royalties Ltd.	54,769	136,964
	Dicker Data Ltd.	17,623	93,786
	Domain Holdings Australia Ltd.	49,617	83,704
#	Domino's Pizza Enterprises Ltd.	10,990	203,302
	Downer EDI Ltd.	198,482	698,564
#	Duratec Ltd.	16,240	15,416
	Eagers Automotive Ltd.	33,993	270,209
*††	Elanor Investor Group	20,923	8,065
#	Elders Ltd.	45,849	201,989
*	Emeco Holdings Ltd.	92,682	52,782
*	Emerald Resources NL	116,059	305,588
#*	EML Payments Ltd.	83,082	42,359

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Enero Group Ltd.	29,929	$20,635
	EQT Holdings Ltd.	3,886	82,650
#	Euroz Hartleys Group Ltd.	26,027	16,064
	Evolution Mining Ltd.	407,402	1,415,759
	EVT Ltd.	26,613	192,938
*	Fenix Resources Ltd.	123,836	23,392
	Finbar Group Ltd.	8,281	4,063
††	Firefinch Ltd.	64,123	1,495
*	FleetPartners Group Ltd.	80,526	139,952
	Fleetwood Ltd.	27,378	31,933
	Flight Centre Travel Group Ltd.	38,503	424,431
	Fortescue Ltd.	172,609	2,021,488
	G8 Education Ltd.	293,389	253,279
	Generation Development Group Ltd.	7,133	20,142
	Gold Road Resources Ltd.	301,847	457,436
	GR Engineering Services Ltd.	13,879	24,678
	GrainCorp Ltd., Class A	60,232	280,076
	Grange Resources Ltd.	182,933	26,056
	GWA Group Ltd.	67,052	104,336
	Hansen Technologies Ltd.	40,406	136,573
	Harvey Norman Holdings Ltd.	195,134	624,555
	Helia Group Ltd.	115,071	343,721
	Helloworld Travel Ltd.	7,605	9,459
	Horizon Oil Ltd.	274,967	34,997
*	Hot Chili Ltd.	8,052	3,403
	HUB24 Ltd.	5,170	255,952
#	Humm Group Ltd.	120,741	44,173
#	IDP Education Ltd.	33,142	271,538
	IGO Ltd.	66,005	198,475
	Iluka Resources Ltd.	103,564	279,768
	Imdex Ltd.	127,237	206,435
#*	Immutep Ltd. (IMM AU)	157,524	33,594
	Infomedia Ltd.	73,305	63,019
	Inghams Group Ltd.	102,783	204,548
	Insignia Financial Ltd.	146,460	398,065
	Insurance Australia Group Ltd.	369,883	2,097,702
	Integral Diagnostics Ltd.	62,669	120,994
#*	ioneer Ltd.	78,000	8,114
#	IPD Group Ltd.	5,381	12,845
	IPH Ltd.	47,396	146,335
*	IRESS Ltd.	30,912	178,947
	IVE Group Ltd.	30,663	42,355
		Shares	Value»
AUSTRALIA — (Continued)
*	James Hardie Industries PLC (JHX AU), CDI	33,780	$1,135,382
	JB Hi-Fi Ltd.	26,597	1,659,422
#	Johns Lyng Group Ltd.	41,722	95,546
*	Judo Capital Holdings Ltd.	77,255	95,605
	Jupiter Mines Ltd.	167,530	16,074
	Karoon Energy Ltd.	226,663	219,175
	Kelly Partners Group Holdings Ltd.	2,398	17,670
	Kelsian Group Ltd.	35,150	82,452
#	Kogan.com Ltd.	9,005	26,419
	Korvest Ltd.	1,524	10,218
	Lendlease Corp. Ltd.	157,821	628,716
#††	Leo Lithium Ltd.	45,802	0
#	Lifestyle Communities Ltd.	23,922	144,498
	Lindsay Australia Ltd.	41,138	22,570
#	Lovisa Holdings Ltd.	18,314	326,684
	Lycopodium Ltd.	5,847	40,952
*	Lynas Rare Earths Ltd.	89,858	348,292
#	MA Financial Group Ltd.	23,258	95,403
#	Maas Group Holdings Ltd.	13,779	38,762
	Macmahon Holdings Ltd.	251,756	55,258
	Macquarie Group Ltd.	9,436	1,395,934
*	Macquarie Technology Group Ltd.	1,937	101,681
#	Mader Group Ltd.	1,542	5,940
#	Magellan Financial Group Ltd.	48,582	312,976
	McMillan Shakespeare Ltd.	17,072	162,416
	Medibank Pvt Ltd.	245,365	605,000
*	Megaport Ltd.	22,576	117,777
#*	Mesoblast Ltd. (MSB AU)	118,754	230,973
#*	Metals X Ltd.	186,167	55,071
#	Michael Hill International Ltd. (MHJ AU)	22,149	6,911
#	Mineral Resources Ltd.	24,675	526,404
	Monadelphous Group Ltd.	22,768	220,884
	Monash IVF Group Ltd.	93,983	70,145
#*	Mount Gibson Iron Ltd.	173,579	33,869
#	Myer Holdings Ltd.	345,873	195,158
	MyState Ltd.	29,519	83,546
*	Nanosonics Ltd.	12,649	26,847

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank Ltd.	176,579	$4,351,198
	Navigator Global Investments Ltd.	89,839	88,037
	Netwealth Group Ltd.	36,369	703,036
	nib holdings Ltd.	114,540	407,664
#	Nick Scali Ltd.	20,475	204,649
	Nine Entertainment Co. Holdings Ltd.	325,243	271,436
	Northern Star Resources Ltd.	135,520	1,434,306
#*	Novonix Ltd.	31,323	10,572
	Nufarm Ltd.	92,167	206,321
*	Nuix Ltd.	26,457	73,045
	Objective Corp. Ltd.	4,722	48,360
*	OFX Group Ltd.	53,605	46,432
#*	Omni Bridgeway Ltd.	45,736	38,232
	oOh!media Ltd.	126,515	91,187
	Orica Ltd.	118,489	1,284,422
	Orora Ltd.	269,220	391,832
#	Pacific Current Group Ltd.	12,386	90,754
*	Panoramic Resources Ltd.	425,943	0
*	Pantoro Ltd.	326,545	23,029
	Peet Ltd.	95,638	86,042
	Perenti Ltd.	202,118	174,894
#	Perpetual Ltd.	20,604	272,153
*	PEXA Group Ltd.	32,471	262,605
*	Pilbara Minerals Ltd.	227,679	319,332
	Pinnacle Investment Management Group Ltd.	6,913	108,389
#	Platinum Asset Management Ltd.	107,679	45,265
	Praemium Ltd.	43,406	23,970
	Premier Investments Ltd.	25,068	367,189
	Pro Medicus Ltd.	7,858	1,344,785
	Propel Funeral Partners Ltd.	13,803	50,717
#	PWR Holdings Ltd.	15,753	79,813
*	Qantas Airways Ltd.	73,693	427,041
	QBE Insurance Group Ltd.	224,592	2,898,978
	Qube Holdings Ltd.	274,185	703,646
	Ramelius Resources Ltd.	331,692	499,838
	REA Group Ltd.	3,826	586,825
#*	ReadyTech Holdings Ltd.	5,650	11,175
	Reece Ltd.	19,071	279,390
	Regis Healthcare Ltd.	36,443	147,211
*	Regis Resources Ltd.	256,312	477,616
	Reject Shop Ltd.	5,557	9,765
	Reliance Worldwide Corp. Ltd.	153,854	512,278
	Resimac Group Ltd.	15,412	9,725
		Shares	Value»
AUSTRALIA — (Continued)
*	Resolute Mining Ltd.	684,974	$173,107
#*	Retail Food Group Ltd.	6,209	8,311
	Ridley Corp. Ltd.	79,105	137,831
	Rio Tinto Ltd.	38,117	2,745,222
*	RPMGlobal Holdings Ltd.	30,765	52,678
*	Sandfire Resources Ltd.	188,360	1,142,358
	Santos Ltd.	647,545	2,803,841
#	SEEK Ltd.	27,453	385,982
*	Select Harvests Ltd.	39,512	113,554
#	Servcorp Ltd.	19,474	61,574
	Service Stream Ltd.	167,325	162,505
*	Seven West Media Ltd.	229,807	23,525
	SG Fleet Group Ltd.	23,107	49,278
	SGH Ltd.	29,156	860,193
	Shaver Shop Group Ltd.	27,345	22,489
	Sigma Healthcare Ltd.	449,343	794,275
#*	Silver Mines Ltd.	112,342	5,314
	Sims Ltd. (SGM AU)	45,692	371,051
	SmartGroup Corp. Ltd.	30,574	150,771
	Solvar Ltd.	51,879	41,215
	Sonic Healthcare Ltd.	46,266	812,789
	Southern Cross Electrical Engineering Ltd.	71,652	66,803
#	Southern Cross Media Group Ltd.	72,250	27,719
*††	SpeedCast International Ltd.	76,667	0
	SRG Global Ltd.	246,151	219,927
*	St Barbara Ltd.	289,296	44,978
	Steadfast Group Ltd.	140,332	504,133
	Suncorp Group Ltd.	100,883	1,293,422
	Super Retail Group Ltd.	45,712	440,393
*	Superloop Ltd.	116,123	162,688
#*	Syrah Resources Ltd.	136,351	19,259
	Technology One Ltd.	65,405	1,243,560
	Telstra Group Ltd. (TLS AU)	337,975	825,129
*	Temple & Webster Group Ltd.	2,199	19,466
	TPG Telecom Ltd.	74,851	202,772
	Transurban Group	127,227	1,047,978
*	Tuas Ltd.	44,136	178,885
#*	Tyro Payments Ltd.	56,063	28,514
*	Vault Minerals Ltd.	1,659,148	393,159
	Ventia Services Group Pty. Ltd.	231,378	543,921
Ω	Viva Energy Group Ltd.	269,379	429,207
	Vulcan Steel Ltd.	1,863	8,325

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	WEB Travel Group Ltd.	41,618	$130,395
*	Webjet Group Ltd.	41,618	19,471
	Wesfarmers Ltd.	52,128	2,455,457
*	West African Resources Ltd.	465,998	471,757
	Westgold Resources Ltd.	209,416	329,914
	Westpac Banking Corp.	124,431	2,581,798
	WiseTech Global Ltd.	7,139	540,442
	Woolworths Group Ltd.	57,381	1,078,849
	Worley Ltd.	64,017	568,831
*	Xero Ltd.	8,577	965,385
	XRF Scientific Ltd.	14,736	16,383
*	Zip Co. Ltd.	108,909	161,699
TOTAL AUSTRALIA			97,745,609
AUSTRIA — (0.6%)
	Addiko Bank AG	3,243	61,186
	Agrana Beteiligungs AG	3,424	38,199
	ANDRITZ AG	16,089	910,971
#*	AT&S Austria Technologie & Systemtechnik AG	7,195	98,178
Ω	BAWAG Group AG	15,638	1,413,635
#	CA Immobilien Anlagen AG	6,148	151,811
	Erste Group Bank AG	32,646	2,007,038
*	Eurotelesites AG	11,464	64,553
	EVN AG	10,282	247,879
*	FACC AG	1,800	13,476
#*,*	Immofinanz AG (IIA AV)	16,120	78,295
*	Lenzing AG	2,074	53,584
	Oesterreichische Post AG	6,097	184,181
	OMV AG	37,618	1,549,087
	Palfinger AG	3,228	76,179
	Porr AG	4,391	92,619
	Raiffeisen Bank International AG	13,015	294,364
*	Rosenbauer International AG	724	25,814
	Schoeller-Bleckmann Oilfield Equipment AG	2,204	78,619
	Semperit AG Holding	1,531	22,205
	Strabag SE (STR AV)	2,875	140,762
	Telekom Austria AG	37,674	314,348
*	UBM Development AG	1,080	21,367
	UNIQA Insurance Group AG	12,216	103,330
	Verbund AG	5,027	385,924
		Shares	Value»
AUSTRIA — (Continued)
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	$321,709
	voestalpine AG	29,477	616,509
	Wienerberger AG	19,910	581,213
	Zumtobel Group AG	7,953	40,788
TOTAL AUSTRIA			9,987,823
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	7,101	1,378,066
	Ageas SA	40,170	2,069,300
#*	AGFA-Gevaert NV	41,313	37,073
*	Argenx SE (ARGX US), ADR	634	415,352
	Azelis Group NV	11,882	243,413
	Barco NV	6,310	62,640
	Bekaert SA	9,714	339,114
	bpost SA	3,170	6,106
	Cie d'Entreprises CFE	2,314	15,297
	Colruyt Group NV	11,311	416,644
	Deceuninck NV	31,883	77,144
	Deme Group NV	2,106	295,557
	D'ieteren Group	1,674	280,792
	Econocom Group SA NV	24,500	46,131
	Elia Group SA	4,172	281,531
	EVS Broadcast Equipment SA	2,765	89,600
	Fagron	15,426	305,815
	Gimv NV	5,900	232,721
	Greenyard NV	3,776	19,898
#	Immobel SA	938	18,000
#	Ion Beam Applications	2,271	31,354
	Jensen-Group NV	968	45,402
	KBC Group NV	48,610	3,728,764
#	Kinepolis Group NV	3,384	135,120
	Lotus Bakeries NV	106	1,130,693
	Melexis NV	4,507	271,641
*	Ontex Group NV	16,508	139,797
	Proximus SADP	30,876	171,054
	Recticel SA	8,658	90,644
	Sipef NV	865	49,960
	Solvay SA	4,679	143,008
	Syensqo SA	19,322	1,522,452
	Tessenderlo Group SA	5,993	130,742
	UCB SA	4,632	901,171
	Umicore SA	36,007	362,479
	Van de Velde NV	1,542	49,210
	VGP NV	3,266	278,763
TOTAL BELGIUM			15,812,448

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (11.1%)
*	5N Plus, Inc.	23,200	$123,555
	Acadian Timber Corp.	3,200	37,959
*	ACT Energy Technologies Ltd.	3,429	14,980
	ADENTRA, Inc.	5,075	120,751
	Aecon Group, Inc.	15,990	263,612
#	Ag Growth International, Inc.	5,000	134,964
	AGF Management Ltd., Class B	15,987	124,081
	Agnico Eagle Mines Ltd. (AEM CN)	28,944	2,690,168
	Agnico Eagle Mines Ltd. (AEM US)	18,919	1,758,332
#*	Aimia, Inc.	17,250	28,723
#*	Air Canada	44,321	598,022
	Alamos Gold, Inc. (AGI CN), Class A	34,549	722,428
	Alamos Gold, Inc. (AGI US), Class A	24,229	507,103
	Alimentation Couche-Tard, Inc.	40,219	2,123,926
	AltaGas Ltd.	55,064	1,270,751
	Altus Group Ltd.	4,016	164,000
	Amerigo Resources Ltd.	45,106	51,520
	Andlauer Healthcare Group, Inc.	4,199	131,920
*	Aritzia, Inc.	24,926	1,198,835
*	Ascot Resources Ltd.	34,500	4,570
	Atco Ltd., Class I	11,767	374,300
	AtkinsRealis Group, Inc.	22,030	1,103,812
*	ATS Corp. (ATS CN)	15,424	417,186
*	ATS Corp. (ATS US)	3,800	103,170
	Aura Minerals, Inc.	900	11,760
#*	AutoCanada, Inc.	4,621	63,114
	B2Gold Corp. (BTG US)	114,500	277,090
	B2Gold Corp. (BTO CN)	214,589	518,255
	Badger Infrastructure Solution	9,086	246,945
#*	Ballard Power Systems, Inc. (BLDP US)	36,179	49,203
	Bank of Montreal (BMO CN)	3,856	381,740
	Bank of Montreal (BMO US)	34,435	3,410,442
	Bank of Nova Scotia (BNS CN)	17,678	904,487
	Bank of Nova Scotia (BNS US)	33,442	1,711,227
	BCE, Inc. (BCE CN)	531	12,639
	BCE, Inc. (BCE US)	4,334	103,106
		Shares	Value»
CANADA — (Continued)
	Bird Construction, Inc.	19,030	$309,801
	Black Diamond Group Ltd.	15,142	95,539
	BMTC Group, Inc.	3,210	28,580
*	Bombardier, Inc. (BBD/A CN), Class A	256	15,052
*	Bombardier, Inc. (BBD/B CN), Class B	13,394	783,807
*	Bonterra Energy Corp.	6,000	14,904
	Boralex, Inc., Class A	21,134	375,754
#	Boyd Group Services, Inc.	5,639	924,798
	Brookfield Corp. (BN US)	28,532	1,746,158
#	Brookfield Infrastructure Corp., Class A	14,515	605,928
#	BRP, Inc. (DOO CN)	5,068	242,355
	BRP, Inc. (DOOO US)	1,277	61,053
*	Calfrac Well Services Ltd.	12,400	32,251
	Calian Group Ltd.	1,700	57,643
	Cameco Corp. (CCJ US)	11,483	567,720
	Cameco Corp. (CCO CN)	58	2,868
	Canaccord Genuity Group, Inc.	29,719	201,214
	Canacol Energy Ltd.	2,761	7,238
#*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	50,531
	Canadian Imperial Bank of Commerce (CM CN)	27,286	1,718,811
	Canadian Imperial Bank of Commerce (CM US)	34,328	2,163,351
	Canadian National Railway Co. (CNI US)	21,783	2,276,541
	Canadian National Railway Co. (CNR CN)	99	10,342
	Canadian Pacific Kansas City Ltd. (CP CN)	534	42,438
	Canadian Pacific Kansas City Ltd. (CP US)	9,398	748,081

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Tire Corp. Ltd., Class A	13,826	$1,556,549
	Canadian Utilities Ltd., Class A	13,615	318,044
	Canadian Western Bank	27,881	1,110,367
*	Canfor Corp.	18,632	193,454
*	Capstone Copper Corp.	101,775	570,027
	Cascades, Inc.	28,823	254,843
	CCL Industries, Inc., Class B	27,956	1,388,615
*	Celestica, Inc. (CLS US)	35,134	4,337,995
	Centerra Gold, Inc.	57,303	358,402
	CES Energy Solutions Corp.	73,300	434,247
	CGI, Inc. (GIB US)	12,994	1,530,953
	CGI, Inc. (GIBA CN)	6,491	765,200
	CI Financial Corp.	33,144	710,839
*	Cineplex, Inc.	1,096	8,288
*	Cipher Pharmaceuticals, Inc.	3,000	28,052
#	Cogeco Communications, Inc.	3,747	157,656
	Cogeco, Inc.	1,876	68,774
*	Colabor Group, Inc.	14,700	8,800
	Colliers International Group, Inc. (CIGI CN)	820	116,674
	Colliers International Group, Inc. (CIGI US)	4,736	674,170
	Computer Modelling Group Ltd.	23,159	164,608
	Constellation Software, Inc.	1,052	3,440,449
	Converge Technology Solutions Corp.	59,848	139,598
*	Culico Metals, Inc.	6,502	559
	Definity Financial Corp.	20,970	824,602
*	Denison Mines Corp. (DML CN)	97,775	178,953
*	dentalcorp Holdings Ltd.	8,175	42,581
*	Descartes Systems Group, Inc. (DSGX US)	4,255	492,857
	Dexterra Group, Inc.	13,572	74,707
*	Docebo, Inc.	2,366	98,980
	Dollarama, Inc.	24,451	2,313,790
	Doman Building Materials Group Ltd.	28,370	154,407
		Shares	Value»
CANADA — (Continued)
*	Dorel Industries, Inc., Class B	8,016	$28,626
	DREAM Unlimited Corp., Class A	9,274	140,760
	Dundee Precious Metals, Inc.	83,885	850,192
	Dye & Durham Ltd.	4,990	51,021
	Dynacor Group, Inc.	9,100	35,189
	E-L Financial Corp. Ltd.	200	192,762
*	Eldorado Gold Corp. (EGO US)	28,305	431,362
*	Eldorado Gold Corp. (ELD CN)	36,906	561,713
	Element Fleet Management Corp.	103,182	2,026,935
	Empire Co. Ltd., Class A	32,164	945,876
#	Enbridge, Inc. (ENB CN)	23,766	1,027,769
	Enbridge, Inc. (ENB US)	33,548	1,450,616
	Endeavour Mining PLC	50,601	1,040,671
*	Endeavour Silver Corp. (EXK US)	34,697	137,053
	Enerflex Ltd. (EFX CN)	8,801	83,326
	Enerflex Ltd. (EFXT US)	5,046	47,937
	Enghouse Systems Ltd.	10,352	196,520
*	Ensign Energy Services, Inc.	45,817	99,619
	EQB, Inc.	9,000	671,029
#*	Equinox Gold Corp. (EQX CN)	11,142	67,235
*	Equinox Gold Corp. (EQX US)	66,442	403,303
#*	ERO Copper Corp. (ERO CN)	11,587	155,147
*	ERO Copper Corp. (ERO US)	16,885	226,259
	Evertz Technologies Ltd.	7,706	68,929
#	Exchange Income Corp.	6,358	244,678
	Exco Technologies Ltd.	6,801	32,991
#	Extendicare, Inc.	18,318	130,451
	Fairfax Financial Holdings Ltd.	3,693	4,970,907
	Fiera Capital Corp.	22,653	122,356
	Finning International, Inc.	36,735	917,269
*	Firan Technology Group Corp.	3,300	18,733

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Firm Capital Mortgage Investment Corp.	9,400	$76,514
	First Majestic Silver Corp. (AG US)	55,707	317,530
#*	First Mining Gold Corp.	44,500	4,134
#	First National Financial Corp.	4,925	137,243
*	First Quantum Minerals Ltd.	73,823	923,963
	FirstService Corp. (FSV CN)	1,700	309,166
	FirstService Corp. (FSV US)	3,742	680,558
#	Foraco International SA	13,200	21,253
*	Fortuna Mining Corp. (FSM US)	37,710	191,190
*	Fortuna Mining Corp. (FVI CN)	36,107	182,852
	Frontera Energy Corp.	5,101	28,675
*	Galiano Gold, Inc.	24,802	27,305
*	GDI Integrated Facility Services, Inc.	3,200	75,874
	George Weston Ltd.	7,389	1,142,147
	GFL Environmental, Inc.	16,227	699,871
	Gibson Energy, Inc.	42,524	717,438
	Gildan Activewear, Inc. (GIL CN)	2,100	108,298
	Gildan Activewear, Inc. (GIL US)	29,311	1,512,741
	goeasy Ltd.	3,750	456,523
*	GoGold Resources, Inc.	39,468	41,821
	Great-West Lifeco, Inc.	28,022	906,013
	Guardian Capital Group Ltd., Class A	5,228	165,220
*	Haivision Systems, Inc.	100	347
	Hammond Power Solutions, Inc.	1,900	136,563
*	Heroux-Devtek, Inc.	8,414	186,187
	High Liner Foods, Inc.	5,650	62,201
*	HLS Therapeutics, Inc.	700	1,936
	Hudbay Minerals, Inc. (HBM CN)	57,861	476,946
	Hudbay Minerals, Inc. (HBM US)	51,304	424,284
Ω	Hydro One Ltd.	17,900	556,946
	iA Financial Corp., Inc.	24,300	2,243,990
		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IAG US)	23,913	$149,217
*	IAMGOLD Corp. (IMG CN)	123,812	770,125
	IGM Financial, Inc.	15,264	489,738
*	Imperial Metals Corp.	8,315	11,385
	Information Services Corp.	3,800	70,125
	Innergex Renewable Energy, Inc.	28,389	142,206
	Intact Financial Corp.	10,632	1,888,500
*	Interfor Corp.	14,669	171,585
*	Ivanhoe Mines Ltd., Class A	13,175	141,509
Ω	Jamieson Wellness, Inc.	5,532	125,801
#*	Journey Energy, Inc.	5,500	7,834
*	K92 Mining, Inc.	50,502	335,325
	K-Bro Linen, Inc.	2,121	53,881
	Keyera Corp.	44,869	1,273,195
*	Kinaxis, Inc.	1,366	157,273
	Kinross Gold Corp. (K CN)	380,521	4,286,049
	Kinross Gold Corp. (KGC US)	9,617	108,480
*	Kiwetinohk Energy Corp.	1,200	14,202
*	Knight Therapeutics, Inc.	21,422	81,658
#	KP Tissue, Inc.	3,500	19,242
	Labrador Iron Ore Royalty Corp.	15,209	319,281
#*	Largo, Inc. (LGO CN)	4,043	7,011
	Laurentian Bank of Canada	11,551	222,540
	Leon's Furniture Ltd.	8,006	143,115
#*	Lightspeed Commerce, Inc. (LSPD US)	36,486	526,493
	Linamar Corp.	12,454	484,501
	Loblaw Cos. Ltd.	14,111	1,766,948
*	Lucara Diamond Corp.	114,752	28,424
	Lundin Gold, Inc.	31,311	775,585
	Lundin Mining Corp.	189,206	1,494,537
	Magellan Aerospace Corp.	4,737	31,453
	Magna International, Inc. (MG CN)	12,585	498,949
#	Magna International, Inc. (MGA US)	37,033	1,469,099
	Mainstreet Equity Corp.	900	127,382
*	Major Drilling Group International, Inc.	19,412	112,330
*	Mandalay Resources Corp.	5,100	16,739

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp. (MFC US)	86,258	$2,579,977
	Maple Leaf Foods, Inc.	13,180	193,707
	Martinrea International, Inc.	20,136	121,784
*	Mattr Corp.	16,371	131,567
*	MDA Space Ltd.	10,609	168,331
	Medical Facilities Corp.	6,857	77,612
	Melcor Developments Ltd.	3,200	28,117
	Methanex Corp. (MEOH US)	15,792	824,342
	Metro, Inc.	19,368	1,210,199
	Morguard Corp.	700	53,930
	MTY Food Group, Inc.	5,624	195,303
#	Mullen Group Ltd.	21,578	221,221
	National Bank of Canada	51,008	4,527,142
	Neo Performance Materials, Inc.	3,400	19,698
*	New Gold, Inc. (NGD CN)	152,827	461,630
*	New Gold, Inc. (NGD US)	44,956	135,767
*	NFI Group, Inc.	3,671	30,361
	North American Construction Group Ltd. (NOA CN)	7,400	140,530
	North West Co., Inc.	13,509	431,663
	Northland Power, Inc.	63,859	747,405
	Nutrien Ltd. (NTR CN)	1,300	67,095
	Nutrien Ltd. (NTR US)	54,316	2,804,344
	OceanaGold Corp.	199,907	596,963
	Onex Corp.	17,120	1,313,081
	Open Text Corp. (OTEX CN)	1,630	47,957
	Open Text Corp. (OTEX US)	27,503	809,688
*	Orla Mining Ltd. (ORLA US)	14,309	88,287
#	Osisko Gold Royalties Ltd. (OR CN)	5,289	97,829
	Osisko Gold Royalties Ltd. (OR US)	25,608	474,260
	Pan American Silver Corp. (PAAS CN)	17,203	399,018
	Pan American Silver Corp. (PAAS US)	51,627	1,198,259
	Parkland Corp.	38,925	866,428
	Pason Systems, Inc.	16,304	148,080
*	Payfare, Inc.	3,500	9,416
		Shares	Value»
CANADA — (Continued)
	Pembina Pipeline Corp. (PBA US)	46,921	$1,694,317
	PHX Energy Services Corp.	13,038	82,174
	Pizza Pizza Royalty Corp.	7,900	70,664
	Polaris Renewable Energy, Inc.	6,500	57,426
	PrairieSky Royalty Ltd.	33,624	626,047
*	Precision Drilling Corp. (PD CN)	998	58,209
*	Precision Drilling Corp. (PDS US)	3,634	211,846
#	Premium Brands Holdings Corp.	11,055	597,800
	Primo Brands Corp.	33,030	1,069,181
#	Propel Holdings, Inc.	5,900	156,456
*	Quarterhill, Inc.	31,600	36,093
	Quebecor, Inc., Class B	41,685	925,282
	RB Global, Inc. (RBA US)	10,644	952,425
#	Restaurant Brands International, Inc. (QSR US)	22,306	1,372,711
	Richelieu Hardware Ltd.	10,888	307,757
	Rogers Communications, Inc. (RCI US), Class B	17,335	476,366
	Rogers Communications, Inc. (RCIB CN), Class B	17,829	489,719
	Rogers Sugar, Inc.	29,000	114,735
	Royal Bank of Canada (RY CN)	24,232	2,954,158
	Royal Bank of Canada (RY US)	80,240	9,783,663
	Russel Metals, Inc.	18,045	504,964
	Sandstorm Gold Ltd. (SAND US)	52,570	307,534
*	Sangoma Technologies Corp.	1,400	9,864
	Saputo, Inc.	39,692	659,553
	Savaria Corp.	6,800	88,009
*	Seabridge Gold, Inc. (SA US)	7,687	94,627
	Secure Waste Infrastructure Corp.	69,338	716,592
*	Shopify, Inc. (SHOP US), Class A	6,770	790,736
	Sienna Senior Living, Inc.	13,114	141,034

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SilverCrest Metals, Inc. (SIL CN)	15,403	$161,412
*	SilverCrest Metals, Inc. (SILV US)	16,481	173,050
	Softchoice Corp.	2,600	43,508
*	Source Energy Services Ltd.	3,700	34,496
Ω	Spin Master Corp.	5,831	123,453
	Sprott, Inc. (SII US)	2,451	106,790
*	SSR Mining, Inc. (SSRM CN)	27,376	219,258
*	SSR Mining, Inc. (SSRM US)	22,172	178,041
	Stantec, Inc. (STN CN)	6,501	503,091
	Stantec, Inc. (STN US)	11,124	861,331
	Stella-Jones, Inc.	15,995	771,823
*Ω	STEP Energy Services Ltd.	6,300	19,203
*	Steppe Gold Ltd.	22,000	9,839
	StorageVault Canada, Inc.	38,826	97,509
	Sun Life Financial, Inc. (SLF CN)	9,124	526,152
	Sun Life Financial, Inc. (SLF US)	37,024	2,134,434
#*	SunOpta, Inc. (STKL US)	700	5,131
	Superior Plus Corp.	55,940	231,712
	Supremex, Inc.	2,200	5,465
	Sylogist Ltd.	3,900	28,391
*	Taseko Mines Ltd. (TGB US)	30,417	56,576
*	Taseko Mines Ltd. (TKO CN)	48,479	90,397
	TELUS Corp.	9,014	130,743
*	Tenaz Energy Corp.	3,700	35,362
	TerraVest Industries, Inc.	2,849	260,837
	TFI International, Inc. (TFII CN)	8,716	1,148,700
#	TFI International, Inc. (TFII US)	1,867	246,089
	Thomson Reuters Corp. (TRI US)	4,286	721,119
	Timbercreek Financial Corp.	21,635	103,013
	TMX Group Ltd.	20,943	648,169
	Topaz Energy Corp.	20,289	349,702
*	Torex Gold Resources, Inc.	36,899	782,741
	Toromont Industries Ltd.	13,530	1,078,881
	Toronto-Dominion Bank (TD CN)	7,237	412,853
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (TD US)	70,974	$4,050,486
	Total Energy Services, Inc.	11,308	86,988
	Transcontinental, Inc., Class A	20,810	261,745
#	Trican Well Service Ltd.	58,515	186,012
	Triple Flag Precious Metals Corp. (TFPM CN)	1,800	28,783
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	113,106
*	Trisura Group Ltd. (TSU CN)	5,012	114,252
*	Valeura Energy, Inc.	5,463	26,538
	Vecima Networks, Inc.	1,615	15,446
	VersaBank (VBNK CN)	2,400	32,845
	VersaBank (VBNK US)	1,100	15,224
*	VerticalScope Holdings, Inc.	3,400	28,728
*††	Victoria Gold Corp./Vancouver	11,300	2,799
*	Vitalhub Corp.	6,200	48,632
	Wajax Corp.	7,419	106,179
*	Wall Financial Corp.	700	6,567
	Waste Connections, Inc. (WCN US)	6,901	1,268,196
*	Well Health Technologies Corp.	26,439	107,877
*	Wesdome Gold Mines Ltd.	42,600	420,914
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,403,550
*	Western Forest Products, Inc.	95,411	26,260
	Westshore Terminals Investment Corp.	8,046	129,436
	Wheaton Precious Metals Corp. (WPM US)	11,638	727,026
	Winpak Ltd.	6,205	184,611
	WSP Global, Inc.	9,281	1,574,963
*	Yangarra Resources Ltd.	16,900	11,977
	Yellow Pages Ltd.	2,901	22,636
TOTAL CANADA			175,746,134

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	$326,714
	SIIC Environment Holdings Ltd. (SIIC SP)	305,800	34,254
TOTAL CHINA			360,968
DENMARK — (1.7%)
*	ALK-Abello AS	32,472	731,201
	Alm Brand AS	198,447	413,514
	Ambu AS, Class B	49,287	917,435
	AP Moller - Maersk AS (MAERSKA DC), Class A	178	257,592
	AP Moller - Maersk AS (MAERSKB DC), Class B	281	415,003
*	Bang & Olufsen AS	27,144	47,899
	cBrain AS	2,298	61,762
#	Coloplast AS, Class B	14,222	1,637,913
	Columbus AS	25,009	45,240
	Danske Bank AS	61,163	1,826,179
*	Demant AS	19,244	772,621
#	Dfds AS	8,841	131,404
	DSV AS	12,385	2,467,268
	FLSmidth & Co. AS	14,063	730,019
	Foroya Banki P	1,197	28,689
*	GN Store Nord AS	31,954	654,417
#	GronlandsBANKEN AS	259	26,103
*	H&H International AS, Class B	3,579	37,587
#*	Huscompagniet AS	250	1,987
	ISS AS	38,696	731,313
	Jeudan AS	1,620	45,195
	Jyske Bank AS	15,613	1,129,209
	Matas AS	10,756	206,588
#*	MT Hoejgaard Holding AS	342	13,431
*Ω	Netcompany Group AS	13,483	548,607
*	Nilfisk Holding AS	3,833	60,085
*	NKT AS	14,984	1,001,680
*Ω	NNIT AS	3,366	43,615
*	NTG Nordic Transport Group AS	1,316	43,468
#*Ω	Orsted AS	8,754	337,559
	Pandora AS	20,271	3,878,212
	Parken Sport & Entertainment AS	1,139	21,333
	Per Aarsleff Holding AS	4,795	308,644
	Ringkjoebing Landbobank AS	7,641	1,246,309
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKA DC), Class A	1,055	$374,251
	Rockwool AS (ROCKB DC), Class B	2,713	960,714
*	RTX AS	1,768	16,144
	Schouw & Co. AS	3,662	284,474
	Solar AS, Class B	1,575	66,192
	SP Group AS	2,223	93,987
	Spar Nord Bank AS	24,008	693,500
	Sparekassen Sjaelland-Fyn AS	1,955	71,322
	Sydbank AS	16,028	850,937
*	TCM Group AS	1,798	17,495
	Tivoli AS	661	57,978
	TORM PLC, Class A	13,281	264,386
	Tryg AS	53,900	1,091,936
	UIE PLC	3,870	167,612
*	Vestas Wind Systems AS	60,651	834,232
TOTAL DENMARK			26,664,241
FINLAND — (1.8%)
	Aktia Bank OYJ	13,319	135,060
	Alandsbanken Abp, Class B	1,334	51,768
	Alma Media OYJ	6,819	80,313
	Aspo OYJ	9,512	48,705
	Atria OYJ	4,031	49,251
	Cargotec OYJ, Class B	11,710	582,307
	Citycon OYJ	11,056	39,146
	Digia OYJ	3,511	24,230
	Elisa OYJ	31,649	1,362,307
Ω	Enento Group OYJ	2,714	49,074
	eQ OYJ	1,501	18,391
	Fiskars OYJ Abp	6,389	101,831
#	Fortum OYJ	70,678	1,026,916
	F-Secure OYJ	15,090	29,208
	Gofore OYJ	928	20,789
	Harvia OYJ	2,878	141,626
	Huhtamaki OYJ	22,410	827,430
*	Incap OYJ	2,299	26,688
*	Kalmar OYJ, Class B	11,710	393,677
#	Kamux Corp.	5,559	16,537
	Kemira OYJ	29,190	643,890
	Kesko OYJ (KESKOA FH), Class A	18,527	349,170
	Kesko OYJ (KESKOB FH), Class B	71,306	1,367,751
*	Kojamo OYJ	19,039	197,801
	Kone OYJ, Class B	27,101	1,402,773
	Konecranes OYJ	19,503	1,173,284
	Lassila & Tikanoja OYJ	7,680	68,977
*	Lindex Group OYJ	19,336	55,572
	Mandatum OYJ	71,192	351,918
	Marimekko OYJ	8,031	106,896

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Metsa Board OYJ (METSB FH), Class B	34,526	$172,617
	Metso OYJ	123,378	1,224,615
	Neste OYJ	30,584	387,538
#	Nokia OYJ (NOK US), Sponsored ADR	99,322	456,881
	Nokia OYJ (NOKIA FH)	319,181	1,505,081
#	Nokian Renkaat OYJ	29,429	244,923
	Nordea Bank Abp (NDA FH)	296,727	3,529,286
	Nordea Bank Abp (NDA SS)	83,521	994,516
#	Oma Saastopankki OYJ	2,640	30,571
	Oriola OYJ (OKDAV FH)	2,227	2,255
	Oriola OYJ (OKDBV FH), Class B	38,503	37,509
#	Outokumpu OYJ	96,285	308,120
	Ponsse OYJ	2,132	45,753
	Puuilo OYJ	10,882	115,358
*	QT Group OYJ	4,536	371,690
	Raisio OYJ, Class V	26,117	61,418
*	Remedy Entertainment OYJ	696	9,565
	Revenio Group OYJ	4,522	145,221
*	Sampo OYJ, Class A	37,648	1,554,737
	Sanoma OYJ	22,570	194,847
	Scanfil OYJ	3,322	28,234
	Stora Enso OYJ, Class R	134,541	1,490,076
#	Taaleri PLC	6,319	52,219
#	Talenom OYJ	3,569	12,873
	TietoEVRY OYJ	20,784	400,670
#	Tokmanni Group Corp.	12,950	187,646
	UPM-Kymmene OYJ	56,077	1,653,705
	Vaisala OYJ, Class A	4,717	260,480
#	Valmet OYJ	36,322	990,290
	Wartsila OYJ Abp	50,970	962,841
#*	WithSecure OYJ	20,438	16,904
*	YIT OYJ	30,708	80,666
TOTAL FINLAND			28,272,391
FRANCE — (7.2%)
*	74Software SA	3,271	92,205
	Accor SA	31,299	1,609,072
	Aeroports de Paris SA	5,657	644,626
	AKWEL SADIR	2,771	23,094
*	Alstom SA	67,037	1,326,856
	Altamir	3,848	93,253
	Alten SA	6,048	556,323
Ω	Amundi SA	9,891	696,285
	Arkema SA	14,679	1,169,913
#	Assystem SA	1,573	63,151
		Shares	Value»
FRANCE — (Continued)
	Aubay	1,418	$68,290
	AXA SA	62,944	2,387,916
Ω	Ayvens SA	11,383	83,863
*	Bastide le Confort Medical	789	18,435
#	Beneteau SACA	9,994	95,276
	BioMerieux	3,901	473,465
	BNP Paribas SA	44,394	3,032,540
	Boiron SA	1,017	27,890
	Bollore SE	83,620	494,027
#	Bonduelle SCA	3,955	25,101
*††	Bourbon Corp. SA	3,477	0
	Bouygues SA	51,084	1,623,775
	Bureau Veritas SA	55,955	1,748,686
*	Canal & SA	116,631	265,722
	Capgemini SE	11,179	2,031,407
	Carrefour SA	137,831	1,963,731
	Catana Group	5,629	31,598
	CBo Territoria	5,862	22,280
*	Cegedim SA	1,934	25,145
	Cie de Saint-Gobain SA	65,847	6,174,697
	Cie des Alpes	5,170	87,792
	Cie Generale des Etablissements Michelin SCA	136,014	4,730,159
#*	Clariane SE	44,480	99,799
	Coface SA	32,253	520,072
	Credit Agricole SA	77,117	1,160,949
	Danone SA	40,559	2,840,953
	Dassault Systemes SE	6,403	249,985
	Derichebourg SA	26,657	148,604
	Edenred SE	18,447	636,426
	Eiffage SA	19,347	1,728,401
*	Ekinops SAS	1,391	4,650
*Ω	Elior Group SA	33,133	89,677
	Elis SA	59,003	1,207,904
	Engie SA	342,998	5,662,171
	EssilorLuxottica SA	7,241	1,987,355
	Esso SA Francaise	468	54,206
	Eurazeo SE	12,682	1,046,939
Ω	Euronext NV	13,968	1,622,343
#*	Eutelsat Communications SACA	30,479	54,646
	Exclusive Networks SA	3,642	71,391
	Fnac Darty SA (0QSH LI)	903	27,424
	Fnac Darty SA (FNAC FP)	2,301	70,324
	Forvia SE (1EO IM)	1,747	18,403
	Forvia SE (FRVIA FP)	37,781	396,526
	Gaztransport Et Technigaz SA	8,586	1,311,603
	Getlink SE	58,186	930,821

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	GL Events SACA	3,535	$69,707
	Groupe Crit SA	826	49,173
	Guerbet	1,880	53,262
	Hermes International SCA	1,349	3,794,277
*	ID Logistics Group SACA	820	342,995
	Imerys SA	8,616	237,478
#	Infotel SA	935	36,229
	Interparfums SA	676	30,809
	Ipsen SA	8,567	1,057,523
	IPSOS SA	11,077	524,151
#	Jacquet Metals SACA	3,858	65,412
*	JCDecaux SE	18,320	306,767
	Kaufman & Broad SA	3,216	110,649
	Kering SA	3,867	1,012,335
	Lectra	1,591	44,301
	Legrand SA	18,648	1,901,216
	Linedata Services	158	13,268
	LISI SA	2,450	69,693
	LNA Sante SA	1,295	29,571
	L'Oreal SA	8,848	3,282,893
*	Louis Hachette Group	116,631	155,984
*	Lumibird	1,386	11,068
	LVMH Moet Hennessy Louis Vuitton SE	14,892	10,892,073
#Ω	Maisons du Monde SA	7,630	32,475
	Manitou BF SA	2,842	63,821
	Mersen SA	6,067	137,072
	Metropole Television SA	6,241	80,280
Ω	Neoen SA	9,150	377,530
	Nexans SA	9,075	885,494
*	Nexity SA	11,535	154,511
	NRJ Group	4,221	30,345
	Oeneo SA	3,475	33,615
	Opmobility	15,935	180,324
	Orange SA (ORA FP)	408,891	4,397,420
#*	Pierre Et Vacances SA	14,537	24,157
	Publicis Groupe SA (PUB FP)	21,127	2,246,897
	Quadient SA	7,809	147,759
*††	Recylex SA	3,158	0
	Renault SA	36,263	1,861,660
	Rexel SA	70,679	1,871,148
	Robertet SA	58	51,236
	Rubis SCA	11,176	292,098
	Samse SACA	114	16,830
	Savencia SA	1,171	60,578
	Schneider Electric SE (SU FP)	9,469	2,401,572
	SCOR SE	38,988	996,068
	SEB SA	6,368	605,852
	Seche Environnement SACA	643	57,016
	SES SA	99,058	321,835
#*Ω	SMCP SA	10,385	34,268
		Shares	Value»
FRANCE — (Continued)
	Societe BIC SA	5,800	$382,413
	Societe Generale SA	62,054	2,008,690
	Societe LDC SADIR	1,552	104,293
*	SOITEC	1,419	123,665
	Sopra Steria Group	4,059	754,710
	SPIE SA	40,521	1,350,461
	Stef SA	1,222	169,610
	STMicroelectronics NV (STM FP)	39,978	893,146
	STMicroelectronics NV (STM US)	36,384	816,821
	Sword Group	2,115	77,180
*	Synergie SE	2,137	62,234
	Technip Energies NV	33,976	962,546
	Teleperformance SE	13,476	1,261,916
	Television Francaise 1 SA	11,484	90,556
	TFF Group	392	11,083
	Thermador Groupe	1,621	119,547
#	Tikehau Capital SCA	6,624	148,615
	Trigano SA	2,300	315,189
*	Ubisoft Entertainment SA	24,291	280,278
	Valeo SE	57,959	646,061
*	Vallourec SACA	55,614	1,056,350
	Veolia Environnement SA (VIE FP)	36,542	1,042,685
Ω	Verallia SA	17,514	539,082
	Vetoquinol SA	403	29,617
	VIEL & Cie SA	1,966	24,818
	Vinci SA	40,527	4,385,543
	Virbac SACA	756	253,774
*	Viridien	1,930	111,308
#	Vivendi SE	116,631	329,656
#*	Voltalia SA	5,971	44,122
#	Wavestone	1,568	79,660
*Ω	Worldline SA	34,258	303,160
*Ω	X-Fab Silicon Foundries SE	13,964	71,989
TOTAL FRANCE			113,931,618
GERMANY — (7.5%)
	1&1 AG	9,160	115,823
	7C Solarparken AG	14,165	28,109
	Adesso SE	821	81,473
	adidas AG	13,568	3,577,337
	Adtran Networks SE	552	11,496
	All for One Group SE	614	39,576
	Allgeier SE	1,476	23,479
	Allianz SE (ALV GR)	15,593	5,084,353
	AlzChem Group AG	1,145	76,260
	Amadeus Fire AG	1,214	99,125
*	Aroundtown SA	110,504	327,902
	Atoss Software SE	2,472	295,101
Ω	Aumann AG	2,303	26,399
	Aurubis AG	8,547	670,716
*Ω	Auto1 Group SE	1,745	33,725
	BASF SE	185,841	8,953,394

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bayerische Motoren Werke AG	33,201	$2,696,240
#*	BayWa AG (BYW6 GR)	4,041	37,840
#	Bechtle AG	20,293	681,111
Ω	Befesa SA	7,039	152,638
	Bertrandt AG	1,410	29,358
	Bijou Brigitte AG	1,184	46,309
	Bilfinger SE	7,107	365,549
#	Borussia Dortmund GmbH & Co. KGaA	22,581	76,480
#*	BRANICKS Group AG	8,141	21,187
	Brenntag SE	31,971	2,011,614
Ω	Brockhaus Technologies AG	981	28,539
	CANCOM SE (COK GR)	2,275	59,740
	Carl Zeiss Meditec AG	260	15,839
*	Ceconomy AG	44,374	137,177
	CENIT AG	1,138	10,058
	Cewe Stiftung & Co. KGaA	1,993	210,962
	Commerzbank AG	151,534	2,925,978
*	CompuGroup Medical SE & Co. KGaA	7,138	163,279
	Continental AG	27,828	1,977,823
*	Covestro AG	33,379	2,053,404
	CTS Eventim AG & Co. KGaA	14,075	1,372,472
	Daimler Truck Holding AG	101,301	4,461,036
	Deutsche Bank AG (DB US)	183,602	3,585,747
	Deutsche Beteiligungs AG	3,604	89,418
	Deutsche Boerse AG	18,502	4,570,693
	Deutsche EuroShop AG	2,146	42,337
*Ω	Deutsche Pfandbriefbank AG	37,082	210,456
	Deutsche Post AG	131,653	4,739,878
	Deutsche Telekom AG (DTE GR)	387,487	12,999,786
	Deutsche Wohnen SE	5,597	140,045
	Deutz AG	16,578	80,192
	Draegerwerk AG & Co. KGaA	760	37,104
	Duerr AG	14,158	348,725
Ω	DWS Group GmbH & Co. KGaA	9,715	479,452
	E.ON SE	286,027	3,387,936
	Eckert & Ziegler SE	3,188	180,062
	EDAG Engineering Group AG	3,367	23,099
		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	2,333	$171,260
#	ElringKlinger AG	10,300	50,396
	Energiekontor AG	2,205	101,705
	Fabasoft AG	1,317	23,648
	Fielmann Group AG	5,636	255,964
	flatexDEGIRO AG	24,129	408,794
*	Fraport AG Frankfurt Airport Services Worldwide	9,284	553,051
	Freenet AG	35,489	1,094,921
	Fresenius Medical Care AG (FME GR)	38,276	1,901,352
	Friedrich Vorwerk Group SE	2,185	80,486
	FUCHS SE	7,453	254,198
	GEA Group AG	41,003	2,164,020
	Gerresheimer AG	10,478	733,882
	Gesco SE	2,374	32,413
	GFT Technologies SE	5,152	121,040
*	Grand City Properties SA	11,274	130,181
#	Grenke AG	5,586	97,105
	H&R GmbH & Co. KGaA	3,109	12,129
	Hannover Rueck SE	3,593	946,715
#Ω	Hapag-Lloyd AG	3,154	454,441
*	Heidelberger Druckmaschinen AG	64,962	81,709
	Hella GmbH & Co. KGaA	1,790	166,850
*	HelloFresh SE	36,463	401,189
	Henkel AG & Co. KGaA	7,242	559,425
	Hensoldt AG	13,747	552,725
	HOCHTIEF AG	7,024	1,016,609
*	HomeToGo SE	3,187	6,768
	Hornbach Holding AG & Co. KGaA	3,106	238,215
	HUGO BOSS AG	13,678	640,788
	Indus Holding AG	5,178	110,742
	Infineon Technologies AG (IFX GR)	150,271	4,940,685
	Init Innovation in Traffic Systems SE	1,284	49,379
Ω	Instone Real Estate Group SE	9,205	79,292
	IVU Traffic Technologies AG	1,545	25,082
	Jenoptik AG	14,386	322,630
Ω	JOST Werke SE	3,281	157,871
	K&S AG	29,480	409,358
	KION Group AG	22,179	823,600
	Kloeckner & Co. SE	2,749	13,982
#	Knaus Tabbert AG	887	13,938
	Knorr-Bremse AG	13,971	1,104,262
#*	Koenig & Bauer AG	4,031	68,410

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Kontron AG	9,345	$190,098
	Krones AG	3,655	498,737
	KWS Saat SE & Co. KGaA	2,638	165,952
	Lanxess AG	22,201	602,926
	LEG Immobilien SE	10,858	894,786
	Leifheit AG	1,652	27,594
*	LPKF Laser & Electronics SE	2,771	24,174
#*	MAX Automation SE	1,137	7,172
*	Medios AG	2,754	35,423
	Mercedes-Benz Group AG	81,698	4,970,518
	METRO AG	27,359	109,346
*	Mister Spex SE	1,314	2,229
	MLP SE	19,862	143,957
	MTU Aero Engines AG	2,251	768,971
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,365	1,281,906
#	Mutares SE & Co. KGaA	4,183	115,652
*	Nagarro SE	1,979	173,346
	Nemetschek SE	11,388	1,360,650
#*	Nexus AG	1,175	84,107
*	Nordex SE	12,139	140,143
	Norma Group SE	7,911	135,721
	Patrizia SE	11,415	95,339
*	Pentixapharm Holding AG	3,188	9,899
	Pfeiffer Vacuum Technology AG	716	115,170
#	PNE AG	3,899	49,063
	ProCredit Holding AG	6,561	59,882
	ProSiebenSat.1 Media SE	36,207	208,024
	Puma SE (PUM GR)	23,980	752,498
#*	PVA TePla AG	5,818	83,368
	PWO AG	549	16,478
*	q.beyond AG	24,716	18,536
	Rational AG	1,032	917,064
#	RTL Group SA	9,862	301,363
	SAF-Holland SE	6,237	106,966
	Salzgitter AG	6,774	125,034
	SAP SE (SAP GR)	11,297	3,113,161
	Secunet Security Networks AG	415	54,595
*	SFC Energy AG	761	13,380
*	SGL Carbon SE	12,199	47,753
	Siltronic AG	4,751	217,245
	Sixt SE	3,879	315,012
#	SMA Solar Technology AG	3,324	46,474
*	SNP Schneider-Neureither & Partner SE	189	13,171
	Stabilus SE	7,010	231,588
		Shares	Value»
GERMANY — (Continued)
#	STRATEC SE	599	$21,927
	Stroeer SE & Co. KGaA	8,457	499,862
	Suedzucker AG	17,307	190,449
	SUSS MicroTec SE	3,494	156,032
	Symrise AG	21,153	2,165,941
*	TAG Immobilien AG	28,595	424,964
	Takkt AG	7,339	62,094
*	Talanx AG	13,387	1,137,102
*Ω	TeamViewer SE	31,802	376,621
	Technotrans SE	1,771	32,102
	thyssenkrupp AG	120,946	599,359
*	TUI AG	109,643	927,506
	United Internet AG	23,320	391,094
#	Verbio SE	6,536	62,129
	Volkswagen AG	3,175	332,493
	Vonovia SE	40,490	1,238,719
	Vossloh AG	2,532	124,425
#	Wacker Chemie AG	4,227	289,675
#	Wacker Neuson SE	8,807	149,361
	Washtec AG	2,863	118,510
	Wuestenrot & Wuerttembergische AG	6,832	87,281
*Ω	Zalando SE	17,596	655,767
TOTAL GERMANY			119,952,925
HONG KONG — (1.5%)
*	Acme International Holdings Ltd.	5,000	1,092
	Aeon Credit Service Asia Co. Ltd.	38,000	28,261
	AIA Group Ltd.	574,800	4,040,927
*	Allied Group Ltd.	50,000	9,136
	APAC Resources Ltd.	26,588	3,215
	Asia Financial Holdings Ltd.	40,000	19,495
	ASMPT Ltd.	57,100	527,278
	Bank of East Asia Ltd.	232,986	294,971
	Best Mart 360 Holdings Ltd.	40,000	8,699
	BOC Hong Kong Holdings Ltd.	196,500	638,769
	Bright Smart Securities & Commodities Group Ltd.	208,000	63,421
	Cafe de Coral Holdings Ltd.	78,000	75,931
#	Cathay Pacific Airways Ltd.	298,000	402,346
	Chevalier International Holdings Ltd.	12,000	6,161
*	China Energy Development Holdings Ltd.	1,680,000	12,630

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	China Motor Bus Co. Ltd.	1,400	$9,048
*	China Star Entertainment Ltd.	180,000	9,589
*	Chinese Estates Holdings Ltd.	121,000	18,210
	Chow Sang Sang Holdings International Ltd.	97,000	82,222
	CITIC Telecom International Holdings Ltd.	495,000	139,402
	CK Asset Holdings Ltd.	145,069	606,160
	CK Hutchison Holdings Ltd.	170,500	858,585
*	CK Life Sciences International Holdings, Inc.	264,000	17,685
*	C-Mer Medical Holdings Ltd.	108,000	26,877
#††	Convoy, Inc.	576,000	2,314
*	Cowell e Holdings, Inc.	74,000	244,350
Ω	Crystal International Group Ltd.	111,500	66,261
*	CSC Holdings Ltd.	2,830,000	10,137
	Dah Sing Banking Group Ltd.	113,728	116,171
	Dah Sing Financial Holdings Ltd.	44,920	160,357
	Dickson Concepts International Ltd.	43,500	27,474
	Dream International Ltd.	18,000	12,433
	Eagle Nice International Holdings Ltd.	74,000	38,848
	Emperor Watch & Jewellery Ltd.	810,000	17,785
*	ENM Holdings Ltd.	376,000	12,684
*	Eternity Investment Ltd.	450,000	3,226
	Fairwood Holdings Ltd.	19,000	14,510
	Far East Consortium International Ltd.	300,378	33,940
*Ω	FIT Hon Teng Ltd.	322,000	141,004
	FSE Lifestyle Services Ltd.	29,000	20,946
	Get Nice Financial Group Ltd.	101,500	11,974
	Giordano International Ltd.	260,000	51,453
	Glorious Sun Enterprises Ltd.	80,000	12,126
		Shares	Value»
HONG KONG — (Continued)
††	Gold Financial Holdings Ltd.	38,000	$0
	Great Eagle Holdings Ltd.	52,520	70,556
	G-Resources Group Ltd.	113,760	54,259
	Guotai Junan International Holdings Ltd.	719,000	105,703
	Hang Lung Group Ltd.	179,000	237,285
	Hang Lung Properties Ltd.	369,047	291,931
	Hang Seng Bank Ltd.	24,000	300,734
	HKT Trust & HKT Ltd.	749,000	921,225
	Hong Kong Exchanges & Clearing Ltd.	45,540	1,782,420
	Hong Kong Ferry Holdings Co. Ltd.	28,000	14,980
*	Hong Kong Technology Venture Co. Ltd.	58,288	9,732
	Hongkong & Shanghai Hotels Ltd.	106,511	79,468
Ω	Honma Golf Ltd.	25,000	10,551
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	40,575
	Hysan Development Co. Ltd.	82,000	118,567
	IGG, Inc.	173,000	90,072
#Ω	Impro Precision Industries Ltd.	48,000	13,145
	Johnson Electric Holdings Ltd.	91,569	121,415
	K Wah International Holdings Ltd.	256,000	57,015
	Kerry Logistics Network Ltd.	74,500	62,557
	Kerry Properties Ltd.	130,500	256,690
	Kowloon Development Co. Ltd.	112,122	54,999
	KRP Development Holdings Ltd.	41,500	3,202
	Liu Chong Hing Investment Ltd.	46,000	23,330
	Luk Fook Holdings International Ltd.	70,000	128,716
	Man Wah Holdings Ltd.	408,400	247,595
	Miramar Hotel & Investment	56,000	63,202
	Modern Dental Group Ltd.	72,000	37,984
	MTR Corp. Ltd.	36,420	114,174

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Nameson Holdings Ltd.	98,000	$10,569
#	New World Development Co. Ltd.	298,270	160,048
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	44,321
	Orbusneich Medical Group Holdings Ltd.	16,500	7,036
	Oriental Watch Holdings	113,457	51,292
*	Oshidori International Holdings Ltd.	1,002,000	21,535
	Pacific Basin Shipping Ltd.	1,012,000	204,839
	Pacific Textiles Holdings Ltd.	267,000	52,738
	PAX Global Technology Ltd.	50,000	30,781
	PC Partner Group Ltd.	60,000	40,746
	PCCW Ltd.	902,797	525,065
	Pentamaster International Ltd.	144,000	17,759
	Perfect Medical Health Management Ltd.	88,000	23,958
	Pico Far East Holdings Ltd.	162,000	43,965
	Plover Bay Technologies Ltd.	56,000	34,869
	Power Assets Holdings Ltd.	24,500	158,507
	PRADA SpA	52,100	417,714
*	Regal Hotels International Holdings Ltd.	76,000	23,014
Ω	Regina Miracle International Holdings Ltd.	87,000	23,887
#	Sa Sa International Holdings Ltd.	174,000	14,775
Ω	Samsonite International SA	283,500	825,882
	SAS Dragon Holdings Ltd.	64,000	34,131
	SEA Holdings Ltd.	37,706	6,884
#*	Shandong Hi-Speed Holdings Group Ltd.	46,000	35,281
	Shangri-La Asia Ltd.	314,000	204,685
*	Shun Tak Holdings Ltd.	394,000	30,964
	Singamas Container Holdings Ltd.	386,000	35,294
	Sino Land Co. Ltd.	439,155	421,162
		Shares	Value»
HONG KONG — (Continued)
	SITC International Holdings Co. Ltd.	306,000	$727,723
	SmarTone Telecommunications Holdings Ltd.	114,500	59,867
*	Solomon Systech International Ltd.	272,000	16,411
	Soundwill Holdings Ltd.	25,500	17,381
	Stella International Holdings Ltd.	125,500	285,324
	Sun Hung Kai & Co. Ltd.	139,000	49,131
	Sun Hung Kai Properties Ltd.	48,696	435,310
	SUNeVision Holdings Ltd.	170,000	81,902
	Swire Pacific Ltd. (19 HK), Class A	61,500	534,109
	Swire Pacific Ltd. (87 HK), Class B	92,500	129,882
	Swire Properties Ltd.	53,800	106,243
	TAI Cheung Holdings Ltd.	82,000	30,831
	Techtronic Industries Co. Ltd.	88,500	1,190,244
*	Television Broadcasts Ltd.	75,400	30,842
	Texhong International Group Ltd.	87,000	44,414
	Texwinca Holdings Ltd.	224,000	21,387
#	Theme International Holdings Ltd.	1,010,000	51,381
#*	Tongda Group Holdings Ltd.	1,450,000	15,448
	Town Health International Medical Group Ltd.	538,998	19,734
	Tradelink Electronic Commerce Ltd.	164,000	19,381
	Transport International Holdings Ltd.	59,364	62,182
	Tycoon Group Holdings Ltd.	44,000	19,374
	United Laboratories International Holdings Ltd.	256,000	380,565
*	Value Partners Group Ltd.	186,000	34,383
	Vesync Co. Ltd.	17,000	11,500
	Vitasoy International Holdings Ltd.	134,000	154,150
*	Vobile Group Ltd.	133,000	58,243
	VSTECS Holdings Ltd.	196,000	119,100
	VTech Holdings Ltd.	37,100	244,610

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	1,176,925	$918,113
	Wharf Real Estate Investment Co. Ltd.	138,000	343,403
	Wing On Co. International Ltd.	9,000	13,766
	Wing Tai Properties Ltd.	62,000	13,557
*	Xingye Alloy Materials Group Ltd.	95,000	12,390
	Yue Yuen Industrial Holdings Ltd.	204,500	435,824
#*	Zhaobangji Lifestyle Holdings Ltd.	328,000	6,549
TOTAL HONG KONG			24,406,540
IRELAND — (0.5%)
	AIB Group PLC	408,730	2,403,413
	Bank of Ireland Group PLC	235,335	2,338,329
	Cairn Homes PLC	206,386	490,351
	Dalata Hotel Group PLC	53,488	261,711
	FBD Holdings PLC (FBD ID)	6,986	94,422
	Glanbia PLC (GLB ID)	51,531	752,905
*Ω	Glenveagh Properties PLC	147,143	259,511
	Irish Continental Group PLC (IR5B ID)	52,931	281,265
	Kingspan Group PLC (KSP ID)	21,831	1,514,453
*	Permanent TSB Group Holdings PLC	22,577	32,535
TOTAL IRELAND			8,428,895
ISRAEL — (1.2%)
*	Adgar Investment & Development Ltd.	12,287	18,142
#*	AFI Properties Ltd.	1,879	93,532
	Africa Israel Residences Ltd.	894	67,238
*	Airport City Ltd.	8,088	136,499
	Alony Hetz Properties & Investments Ltd.	17,186	154,908
*	Alrov Properties & Lodgings Ltd.	1,669	87,188
	Amos Luzon Development & Energy Group Ltd.	15,411	12,417
	Amot Investments Ltd.	12,245	71,595
	Arad Ltd.	2,441	34,787
*	Argo Properties NV	2,212	65,475
		Shares	Value»
ISRAEL — (Continued)
#	Ashdod Refinery Ltd.	2,235	$38,134
*	Ashtrom Group Ltd.	6,808	117,419
	AudioCodes Ltd. (AUDC US)	5,671	57,561
	Aura Investments Ltd.	10,607	69,428
	Automatic Bank Services Ltd.	5,314	38,466
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	80,728
	Azrieli Group Ltd.	1,219	101,001
	Bank Hapoalim BM	102,490	1,314,812
	Bank Leumi Le-Israel BM	141,799	1,774,603
	Bezeq The Israeli Telecommunication Corp. Ltd.	173,276	275,026
*	Big Shopping Centers Ltd.	1,012	158,087
	Blue Square Real Estate Ltd.	677	61,414
*	Brack Capital Properties NV	402	27,055
	Camtek Ltd.	1,752	154,547
	Carasso Motors Ltd.	7,213	57,682
	Castro Model Ltd.	415	12,603
*	Cellcom Israel Ltd. (CEL IT)	21,259	139,771
*	Cellcom Israel Ltd. (CELJF US)	6,437	42,484
	Clal Insurance Enterprises Holdings Ltd.	14,933	390,698
*	Compugen Ltd.	8,054	19,195
	Danel Adir Yeoshua Ltd.	1,201	139,399
	Danya Cebus Ltd.	1,180	40,662
*	Delek Automotive Systems Ltd.	5,959	52,032
	Delta Galil Ltd.	3,106	176,203
	Delta Israel Brands Ltd.	688	12,765
	Diplomat Holdings Ltd.	1,213	17,217
	Direct Finance of Direct Group 2006 Ltd.	295	49,145
*	Dor Alon Energy in Israel 1988 Ltd.	859	24,946
*	Doral Group Renewable Energy Resources Ltd.	19,705	74,476
*	Duniec Brothers Ltd.	393	27,495
*	El Al Israel Airlines	57,581	144,396
*	Electra Consumer Products 1970 Ltd.	2,338	75,309

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Electra Ltd.	372	$208,992
	Electra Real Estate Ltd.	4,087	51,852
*	Ellomay Capital Ltd.	460	7,787
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	96,900
*	Enlight Renewable Energy Ltd. (ENLT US)	1,825	28,981
*	Fattal Holdings 1998 Ltd.	1,482	207,005
	First International Bank of Israel Ltd.	10,254	544,460
	Formula Systems 1985 Ltd. (FORTY IT)	2,553	234,848
	Fox Wizel Ltd.	2,332	192,890
	Gav-Yam Lands Corp. Ltd.	7,742	66,432
*	Gilat Satellite Networks Ltd.	5,876	41,573
*	Hagag Group Real Estate Development	10,027	72,009
	Harel Insurance Investments & Financial Services Ltd.	29,089	461,355
	Hilan Ltd.	3,183	199,568
	Hiper Global Ltd.	1,400	7,627
	ICL Group Ltd.	35,210	209,346
	IDI Insurance Co. Ltd.	2,482	103,208
*	IES Holdings Ltd.	780	54,386
	Ilex Medical Ltd.	1,313	27,597
	Inrom Construction Industries Ltd.	27,460	130,010
	Isracard Ltd.	44,012	202,670
	Israel Canada TR Ltd.	12,284	53,966
	Israel Discount Bank Ltd., Class A	195,701	1,430,827
*	Israel Land Development Co. Ltd.	4,449	43,209
	Isras Investment Co. Ltd.	461	109,940
	Issta Ltd.	2,216	61,226
*	Kamada Ltd. (KMDA US)	4,706	31,671
	Kardan Real Estate Enterprise & Development Ltd.	14,025	23,846
	Kerur Holdings Ltd.	1,414	33,957
	Kvutzat Acro Ltd.	4,440	79,009
	Lahav L.R. Real Estate Ltd.	8,287	12,412
		Shares	Value»
ISRAEL — (Continued)
	Lapidoth Capital Ltd.	1,546	$33,044
	M Yochananof & Sons Ltd.	1,345	93,866
	Magic Software Enterprises Ltd. (MGIC IT)	1,344	17,573
	Magic Software Enterprises Ltd. (MGIC US)	7,878	99,893
*	Malam - Team Ltd.	1,640	40,507
	Matrix IT Ltd.	7,710	189,717
	Max Stock Ltd.	21,164	78,171
	Maytronics Ltd.	11,731	26,616
	Mediterranean Towers Ltd.	22,942	73,146
	Mega Or Holdings Ltd.	3,782	123,617
	Meitav Investment House Ltd.	11,785	123,485
	Melisron Ltd.	1,210	114,471
	MENIF - Financial Services Ltd.	6,316	30,800
	Menora Mivtachim Holdings Ltd.	7,969	370,365
#	Meshulam Levinstein Contracting & Engineering Ltd.	499	57,474
	Migdal Insurance & Financial Holdings Ltd.	83,723	172,093
	Mivne Real Estate KD Ltd.	47,260	141,639
	Mivtach Shamir Holdings Ltd.	1,957	121,767
	Mizrahi Tefahot Bank Ltd.	14,841	706,409
	Nawi Group Ltd.	4,936	57,231
*	Nayax Ltd.	635	24,113
	Neto Malinda Trading Ltd.	1,892	46,271
	Next Vision Stabilized Systems Ltd.	11,263	209,172
#*	Nice Ltd. (NICE US), Sponsored ADR	704	116,963
	Novolog Ltd.	79,428	36,590
	Oil Refineries Ltd.	645,525	190,629
	One Software Technologies Ltd.	9,525	173,093
*	OY Nofar Energy Ltd.	1,061	26,073
	Palram Industries 1990 Ltd.	3,125	81,092
#*	Partner Communications Co. Ltd.	31,777	221,913
	Paz Retail & Energy Ltd.	2,321	334,655
*	Perion Network Ltd.	4,225	37,246

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Phoenix Financial Ltd.	37,410	$631,909
	Plasson Industries Ltd.	828	47,215
	Polyram Plastic Industries Ltd.	4,428	15,593
	Prashkovsky Investments & Construction Ltd.	1,402	40,052
*	Priortech Ltd.	1,092	54,924
	Qualitau Ltd.	1,064	74,065
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	151,619
	Retailors Ltd.	4,002	78,334
	Sano-Brunos Enterprises Ltd.	96	9,354
*	Scope Metals Group Ltd.	1,610	69,057
*	Shapir Engineering & Industry Ltd.	7,544	55,993
*	Shikun & Binui Ltd.	51,954	172,015
	Shufersal Ltd.	20,576	213,210
	Strauss Group Ltd.	2,166	43,784
	Summit Real Estate Holdings Ltd.	9,319	150,752
	Tadiran Group Ltd.	810	59,756
Ω	Tamar Petroleum Ltd.	19,353	134,345
	Tel Aviv Stock Exchange Ltd.	18,409	208,678
	Telsys Ltd.	691	35,037
	Tiv Taam Holdings 1 Ltd.	11,482	22,166
*	Tower Semiconductor Ltd. (TSEM US)	5,629	275,202
#*	Veridis Environment Ltd.	1,798	12,722
#	Victory Supermarket Chain Ltd.	1,493	23,471
#	YD More Investments Ltd.	4,998	20,376
	YH Dimri Construction & Development Ltd.	553	54,800
TOTAL ISRAEL			18,360,222
ITALY — (3.4%)
	A2A SpA	409,121	966,195
	ACEA SpA	11,720	224,233
	Amplifon SpA	28,244	754,788
Ω	Anima Holding SpA	31,146	213,709
	Ariston Holding NV	16,546	59,098
	Arnoldo Mondadori Editore SpA	37,922	86,506
	Ascopiave SpA	14,613	42,541
#	Avio SpA	3,017	50,171
		Shares	Value»
ITALY — (Continued)
	Azimut Holding SpA	29,900	$781,768
	B&C Speakers SpA	589	9,701
	Banca Generali SpA	15,290	765,620
	Banca IFIS SpA	6,866	150,655
	Banca Mediolanum SpA	47,792	641,650
	Banca Monte dei Paschi di Siena SpA	256,850	1,645,694
	Banca Popolare di Sondrio SpA	128,084	1,182,696
	Banca Profilo SpA	37,962	7,275
Ω	Banca Sistema SpA	9,819	15,677
	Banco BPM SpA	377,363	3,317,095
	Banco di Desio e della Brianza SpA	11,470	94,069
	BasicNet SpA	6,151	49,296
Ω	BFF Bank SpA	41,868	358,983
	Biesse SpA	2,266	18,902
	BPER Banca SpA	269,943	1,838,904
	Brembo NV	18,557	180,665
	Brunello Cucinelli SpA	8,745	1,124,291
	Cairo Communication SpA	20,643	54,420
Ω	Carel Industries SpA	5,692	113,498
	Cembre SpA	582	24,426
*	CIR SpA-Compagnie Industriali	209,979	130,363
	Credito Emiliano SpA	27,465	322,438
	d'Amico International Shipping SA	12,254	50,403
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	88,733
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	224,631
	Datalogic SpA	3,606	17,697
#*Ω	doValue SpA	26,796	46,189
	Emak SpA	12,990	12,602
	Enel SpA	505,273	3,591,323
	ERG SpA	2,849	57,739
*	Esprinet SpA	8,722	43,002
	Ferrari NV (RACE IM)	5,231	2,244,323
	Ferrari NV (RACE US)	611	261,826
	Fiera Milano SpA	3,280	16,813
	Fila SpA	9,103	89,922
	FinecoBank Banca Fineco SpA	112,441	2,134,709
	FNM SpA	35,502	15,880
	Gefran SpA	1,074	10,108
	Generali	38,903	1,231,805
	GPI SpA	1,707	17,401
	Hera SpA	199,786	730,588
	IMMSI SpA	64,785	33,491

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Infrastrutture Wireless Italiane SpA	14,307	$148,745
	Intercos SpA	1,466	21,716
	Intesa Sanpaolo SpA	538,604	2,331,257
	Iren SpA	97,016	209,959
	Italgas SpA	74,604	445,686
	Italmobiliare SpA	3,275	91,231
	Iveco Group NV	64,101	780,183
	LU-VE SpA	828	24,648
	Maire SpA	33,875	333,543
	Mediobanca Banca di Credito Finanziario SpA	93,031	1,520,805
	MFE-MediaForEurope NV (MFEA IM), Class A	39,915	129,807
	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	98,937
	Moltiply Group SpA	3,541	142,174
	Moncler SpA	31,855	2,016,513
#*Ω	Nexi SpA	101,224	514,050
	Orsero SpA	1,785	22,968
Ω	OVS SpA	81,946	293,129
	Pharmanutra SpA	1,008	53,090
#	Piaggio & C SpA	53,220	118,806
Ω	Piovan SpA	1,170	16,913
Ω	Pirelli & C SpA	88,579	533,031
Ω	Poste Italiane SpA	35,973	545,912
	Prysmian SpA	20,364	1,416,501
Ω	RAI Way SpA	27,860	165,745
	Recordati Industria Chimica e Farmaceutica SpA	9,693	588,987
	Reply SpA	4,000	659,344
	Rizzoli Corriere Della Sera Mediagroup SpA	41,995	39,464
	Sabaf SpA	2,130	34,327
#*	Safilo Group SpA	36,873	41,083
*	Saipem SpA	287,533	701,627
#	Salvatore Ferragamo SpA	6,190	49,303
	Sanlorenzo SpA	2,888	106,601
	Sesa SpA	1,573	111,016
	Snam SpA	191,303	884,672
	Sogefi SpA	18,975	39,157
	SOL SpA	6,774	275,056
	Spaxs SpA	14,028	52,804
#	Stellantis NV (STLA UX)	2,097	27,534
	Stellantis NV (STLAM IM)	247,907	3,310,027
	Tamburi Investment Partners SpA	16,230	142,483
Ω	Technogym SpA	24,854	289,114
*	Telecom Italia SpA (TIT IM)	2,482,101	681,304
		Shares	Value»
ITALY — (Continued)
*	Telecom Italia SpA (TITR IM)	322,808	$103,073
	Tenaris SA (TEN IM)	33,633	635,637
	Terna - Rete Elettrica Nazionale	96,238	793,859
	Tinexta SpA	1,733	14,534
	UniCredit SpA	100,390	4,610,246
	Unipol Assicurazioni SpA	110,662	1,499,549
	Webuild SpA	72,889	221,987
#	Wiit SpA	2,042	38,901
#	Zignago Vetro SpA	3,810	41,403
TOTAL ITALY			54,112,953
JAPAN — (23.3%)
	&Do Holdings Co. Ltd.	1,200	9,305
	77 Bank Ltd.	15,000	460,226
	A&D HOLON Holdings Co. Ltd.	7,100	86,727
	AB&Company Co. Ltd.	4,100	21,882
	ABC-Mart, Inc.	7,700	160,713
	Achilles Corp.	3,200	30,131
	Acom Co. Ltd.	73,300	180,759
	AD Works Group Co. Ltd.	15,000	20,042
#	Adastria Co. Ltd.	6,980	149,173
	ADEKA Corp.	19,700	367,151
	Ad-sol Nissin Corp.	2,400	30,129
	Adtec Plasma Technology Co. Ltd.	900	8,097
	Advan Group Co. Ltd.	4,200	27,296
	Advanced Media, Inc.	2,400	17,200
	Advantest Corp.	42,000	2,322,062
	Aeon Co. Ltd.	62,965	1,525,480
	Aeon Delight Co. Ltd.	4,200	110,550
#	Aeon Fantasy Co. Ltd.	2,300	42,400
	AEON Financial Service Co. Ltd.	28,100	227,068
#	Aeon Hokkaido Corp.	10,400	59,910
#	Aeon Kyushu Co. Ltd.	700	11,895
#	Aeon Mall Co. Ltd.	9,500	119,907
	AFC-HD AMS Life Science Co. Ltd.	2,200	12,604
	AGC, Inc.	20,900	603,787
#	Ahresty Corp.	8,100	31,677
	Ai Holdings Corp.	1,800	23,042
	Aica Kogyo Co. Ltd.	13,900	290,036
	Aichi Corp.	7,300	67,453
	Aichi Financial Group, Inc.	4,226	73,229
	Aichi Steel Corp.	2,900	129,424
	Aichi Tokei Denki Co. Ltd.	2,400	29,339

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aida Engineering Ltd.	11,581	$60,450
	Aiful Corp.	74,100	161,294
#	Ain Holdings, Inc.	7,688	231,977
	Aiphone Co. Ltd.	3,100	54,094
	Air Water, Inc.	47,114	587,405
	Airport Facilities Co. Ltd.	6,100	23,364
	Airtech Japan Ltd.	2,100	14,661
#	Airtrip Corp.	3,100	24,736
	Aisan Industry Co. Ltd.	14,900	183,086
	Aisin Corp.	51,054	577,503
	AIT Corp.	2,000	22,008
	Ajis Co. Ltd.	1,100	16,462
	Akatsuki Corp.	11,800	35,377
	Akatsuki, Inc.	2,300	43,912
*	Akebono Brake Industry Co. Ltd.	22,700	16,491
	Akita Bank Ltd.	4,100	61,135
	Albis Co. Ltd.	1,568	26,461
	Alconix Corp.	8,300	81,182
	Alfresa Holdings Corp.	28,100	384,660
#	Alinco, Inc.	3,800	25,627
#	Alleanza Holdings Co. Ltd.	4,300	30,630
	Alpen Co. Ltd.	4,700	64,556
#	Alpha Systems, Inc.	1,300	29,414
	Alps Alpine Co. Ltd.	44,730	447,284
	Altech Corp.	4,530	72,455
	Amada Co. Ltd.	64,800	669,091
	Amano Corp.	13,900	363,591
#	Amuse, Inc.	3,100	30,365
	Amvis Holdings, Inc.	9,400	39,632
	ANA Holdings, Inc.	9,100	170,707
	Anabuki Kosan, Inc.	1,000	12,843
	Anest Iwata Corp.	6,600	57,498
	Anicom Holdings, Inc.	15,900	66,501
	Anycolor, Inc.	2,100	42,939
	AOKI Holdings, Inc.	9,700	82,081
	Aoyama Trading Co. Ltd.	11,300	159,142
#	Aoyama Zaisan Networks Co. Ltd.	3,600	42,826
#	Aozora Bank Ltd.	17,500	270,106
	Arakawa Chemical Industries Ltd.	4,300	30,906
	Arata Corp.	7,800	158,979
	ARCLANDS Corp.	6,609	73,195
	Arcs Co. Ltd.	10,100	175,505
	ARE Holdings, Inc.	21,200	262,206
	Arealink Co. Ltd.	5,200	77,935
	Argo Graphics, Inc.	3,000	95,083
	Artience Co. Ltd.	9,100	181,034
	Artnature, Inc.	5,000	25,871
#	Artner Co. Ltd.	1,800	21,368
	As One Corp.	9,100	148,760
	Asahi Co. Ltd.	4,900	46,866
		Shares	Value»
JAPAN — (Continued)
	Asahi Diamond Industrial Co. Ltd.	14,894	$82,460
	Asahi Intecc Co. Ltd.	22,400	375,574
	Asahi Kasei Corp.	194,483	1,320,858
#	Asahi Kogyosha Co. Ltd.	4,304	60,933
	Asahi Net, Inc.	6,100	25,614
	Asahi Printing Co. Ltd.	3,300	19,258
	Asahi Yukizai Corp.	3,400	94,879
	Asanuma Corp.	13,000	53,938
	Ashimori Industry Co. Ltd.	1,600	29,910
	Asia Pile Holdings Corp.	8,400	45,662
	Asics Corp.	50,000	1,114,506
	ASKUL Corp.	10,300	112,913
	Astena Holdings Co. Ltd.	9,400	26,887
	Atrae, Inc.	4,000	19,131
	Aucnet, Inc.	2,500	42,291
	Autobacs Seven Co. Ltd.	17,900	171,620
	Avant Group Corp.	4,800	59,733
	Avex, Inc.	7,900	73,395
	Awa Bank Ltd.	8,500	154,656
	Axell Corp.	2,200	18,130
	Axial Retailing, Inc.	19,896	114,184
	Azbil Corp.	55,600	418,818
#	AZ-COM MARUWA Holdings, Inc.	14,800	109,181
	AZOOM Co. Ltd.	600	25,203
	Bandai Namco Holdings, Inc.	45,500	1,128,583
	Bando Chemical Industries Ltd.	9,300	113,588
	Bank of Iwate Ltd.	4,200	83,030
	Bank of Nagoya Ltd.	2,999	138,503
	Bank of Saga Ltd.	3,800	57,160
	Bank of the Ryukyus Ltd.	11,900	87,739
	Base Co. Ltd.	2,200	42,678
*	baudroie, Inc.	900	28,360
	BayCurrent, Inc.	19,500	831,518
#	Beauty Garage, Inc.	1,600	14,104
	Beenos, Inc.	3,800	96,965
	Belc Co. Ltd.	2,900	117,422
	Bell System24 Holdings, Inc.	8,100	65,916
	Belluna Co. Ltd.	13,600	76,886
	Bewith, Inc.	1,100	9,964
#	Bic Camera, Inc.	19,600	210,947
	BIPROGY, Inc.	16,300	503,649
	B-Lot Co. Ltd.	1,500	11,969
	BML, Inc.	5,904	108,228
	Bookoff Group Holdings Ltd.	3,100	27,502
	Bourbon Corp.	2,500	40,841

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Br Holdings Corp.	4,200	$9,253
	B-R31 Ice Cream Co. Ltd.	400	10,351
	BrainPad, Inc.	3,500	25,401
	Bridgestone Corp.	52,600	1,886,809
	Brother Industries Ltd.	41,000	722,418
#	Bull-Dog Sauce Co. Ltd.	2,700	30,454
	Bunka Shutter Co. Ltd.	12,000	144,325
	Business Brain Showa-Ota, Inc.	3,800	52,950
	Business Engineering Corp.	1,400	32,283
	C Uyemura & Co. Ltd.	2,600	172,353
	CAC Holdings Corp.	3,200	36,277
#	Calbee, Inc.	14,200	270,786
	Canon Electronics, Inc.	3,800	62,219
	Canon Marketing Japan, Inc.	9,600	315,278
	Canon, Inc. (7751 JP)	29,200	941,085
	Capcom Co. Ltd.	33,200	758,028
	Career Design Center Co. Ltd.	1,000	11,651
#	Careerlink Co. Ltd.	1,300	20,787
	Carenet, Inc.	8,500	31,880
#	Carlit Co. Ltd.	6,900	51,668
	Casio Computer Co. Ltd.	5,600	46,558
	Cawachi Ltd.	3,900	66,807
#	CDS Co. Ltd.	1,000	11,252
	Celsys, Inc.	6,800	61,233
	Central Automotive Products Ltd.	3,800	112,533
	Central Glass Co. Ltd.	9,100	192,520
	Central Japan Railway Co.	20,160	373,903
	Central Security Patrols Co. Ltd.	2,200	40,943
#	Central Sports Co. Ltd.	1,200	18,732
#	Change Holdings, Inc.	10,100	94,997
	Charm Care Corp. KK	4,200	34,577
	Chiba Bank Ltd.	52,300	445,421
	Chiba Kogyo Bank Ltd.	14,600	147,671
#	Chikaranomoto Holdings Co. Ltd.	1,900	14,575
	Chino Corp.	2,100	29,922
#	Chiyoda Co. Ltd.	6,500	53,483
		Shares	Value»
JAPAN — (Continued)
*	Chiyoda Integre Co. Ltd.	2,800	$52,528
	Chofu Seisakusho Co. Ltd.	5,739	71,398
	Chori Co. Ltd.	3,300	73,531
	Chubu Shiryo Co. Ltd.	6,500	54,553
	Chudenko Corp.	7,100	147,811
	Chuetsu Pulp & Paper Co. Ltd.	2,300	22,124
	Chugai Ro Co. Ltd.	1,400	30,127
	Chugin Financial Group, Inc.	36,800	403,988
	Chugoku Marine Paints Ltd.	8,500	129,023
	Chuo Spring Co. Ltd.	5,000	49,138
#	Chuo Warehouse Co. Ltd.	3,700	35,295
	Citizen Watch Co. Ltd.	71,300	432,016
	CKD Corp.	8,400	136,678
	CK-San-Etsu Co. Ltd.	2,100	53,431
	Cleanup Corp.	9,300	38,584
	CMK Corp.	12,600	37,283
	Coca-Cola Bottlers Japan Holdings, Inc.	21,442	333,629
	COLOPL, Inc.	15,400	48,915
#	Computer Engineering & Consulting Ltd.	3,300	40,250
	Computer Institute of Japan Ltd.	10,800	32,647
	COMSYS Holdings Corp.	21,064	437,693
	Comture Corp.	5,100	71,438
	Concordia Financial Group Ltd.	135,732	788,118
#	Copro-Holdings Co. Ltd.	1,900	20,243
#*	Core Concept Technologies, Inc.	1,100	6,501
	Core Corp.	1,800	21,748
	Corona Corp.	3,800	23,314
	Cosel Co. Ltd.	7,400	48,668
	Cosmo Energy Holdings Co. Ltd.	17,100	738,333
	Cosmos Initia Co. Ltd.	2,100	12,044
	Cosmos Pharmaceutical Corp.	7,100	332,297
	Cota Co. Ltd.	4,697	49,636
	CRE, Inc.	900	9,863
*	CREAL, Inc.	500	8,843
#	Create Restaurants Holdings, Inc.	2,900	25,299

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Create SD Holdings Co. Ltd.	6,300	$114,853
	Credit Saison Co. Ltd.	35,671	840,842
	Creek & River Co. Ltd.	2,900	31,074
	Cresco Ltd.	8,400	61,828
	Cross Cat Co. Ltd.	1,600	11,218
	CrowdWorks, Inc.	1,200	9,731
	CTI Engineering Co. Ltd.	6,600	112,803
	CTS Co. Ltd.	8,400	45,326
	Curves Holdings Co. Ltd.	11,900	56,391
#*	Cyber Security Cloud, Inc.	1,900	24,719
	CyberAgent, Inc.	26,600	198,044
	Cybozu, Inc.	5,500	97,074
	Dai Nippon Printing Co. Ltd.	35,600	526,146
	Dai Nippon Toryo Co. Ltd.	5,000	38,930
	Dai-Dan Co. Ltd.	6,200	146,981
	Daido Metal Co. Ltd.	11,700	38,008
	Daido Steel Co. Ltd.	36,300	289,104
	Daiei Kankyo Co. Ltd.	4,700	85,738
	Daifuku Co. Ltd.	22,800	467,955
#	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	71,160
#	Daiho Corp.	2,100	46,394
	Dai-Ichi Cutter Kogyo KK	2,000	17,202
	Daiichi Jitsugyo Co. Ltd.	4,800	80,075
	Daiichi Kensetsu Corp.	3,200	50,396
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	24,913
	Dai-ichi Life Holdings, Inc.	40,400	1,103,129
	Daiichikosho Co. Ltd.	18,300	213,038
	Daiken Medical Co. Ltd.	2,900	9,414
	Daiki Aluminium Industry Co. Ltd.	9,000	61,360
	Daikin Industries Ltd.	13,600	1,597,472
	Daikokutenbussan Co. Ltd.	1,700	82,631
	Daikyonishikawa Corp.	10,584	43,370
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	70,328
	Daio Paper Corp.	24,800	137,449
		Shares	Value»
JAPAN — (Continued)
	Daiseki Co. Ltd.	10,180	$243,395
	Daishi Hokuetsu Financial Group, Inc.	23,400	452,156
#	Daishinku Corp.	7,600	29,197
	Daisue Construction Co. Ltd.	2,500	27,868
	Daito Pharmaceutical Co. Ltd.	3,740	49,952
	Daito Trust Construction Co. Ltd.	5,500	589,339
	Daitron Co. Ltd.	2,500	43,160
	Daiwa House Industry Co. Ltd.	101,700	3,203,931
	Daiwa Industries Ltd.	7,900	81,442
	Daiwa Securities Group, Inc.	125,604	909,267
	Daiwabo Holdings Co. Ltd.	24,600	478,756
	DCM Holdings Co. Ltd.	31,600	288,439
#*	DD GROUP Co. Ltd.	1,800	14,656
	Dear Life Co. Ltd.	7,200	46,427
#*	Demae-Can Co. Ltd.	5,300	8,038
#	DeNA Co. Ltd.	16,300	286,162
	Denka Co. Ltd.	21,100	300,513
	Densan System Holdings Co. Ltd.	1,800	26,243
	Denso Corp.	44,400	614,429
	Dentsu Group, Inc.	13,074	302,885
	Dentsu Soken, Inc.	5,300	209,610
#	Denyo Co. Ltd.	5,000	86,387
	Dexerials Corp.	43,200	562,956
	DIC Corp.	19,265	417,325
	Digital Arts, Inc.	2,400	91,561
	Digital Hearts Holdings Co. Ltd.	3,400	19,067
#	Digital Holdings, Inc.	4,300	36,520
	Digital Information Technologies Corp.	2,300	30,495
	Dip Corp.	8,100	120,837
	Disco Corp.	5,100	1,476,058
	DKK Co. Ltd.	2,700	29,593
	DKS Co. Ltd.	1,400	26,448
	DMG Mori Co. Ltd.	31,900	514,545
	DMS, Inc.	1,100	13,041
	Doshisha Co. Ltd.	6,800	93,169
	Double Standard, Inc.	1,600	17,650
	Doutor Nichires Holdings Co. Ltd.	8,000	121,652
	Dowa Holdings Co. Ltd.	12,800	381,191
	DTS Corp.	7,500	204,558
	Duskin Co. Ltd.	7,800	186,854
	DyDo Group Holdings, Inc.	4,000	83,586

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co. Ltd.	5,900	$78,669
#	EAT&HOLDINGS Co. Ltd.	1,800	24,820
	Ebara Corp.	81,000	1,334,244
	Ebara Foods Industry, Inc.	1,600	29,866
	Ebara Jitsugyo Co. Ltd.	1,900	48,235
	Ebase Co. Ltd.	3,000	12,098
	Eco's Co. Ltd.	2,800	36,705
#	EDION Corp.	19,900	234,962
	eGuarantee, Inc.	6,800	76,336
	Ehime Bank Ltd.	9,500	70,333
	Eizo Corp.	8,400	119,314
	EJ Holdings, Inc.	3,000	31,153
	Elan Corp.	1,701	8,123
	Elecom Co. Ltd.	10,700	102,885
	EM Systems Co. Ltd.	5,900	30,328
	en Japan, Inc.	7,900	102,287
	Endo Lighting Corp.	3,700	33,287
	ENEOS Holdings, Inc.	544,000	2,734,860
#	Enplas Corp.	1,500	51,612
#*	eRex Co. Ltd.	5,300	27,269
	ERI Holdings Co. Ltd.	900	13,311
	ES-Con Japan Ltd.	8,500	55,171
	Eslead Corp.	2,600	78,048
	ESPEC Corp.	4,900	81,729
	Exedy Corp.	8,300	256,743
	EXEO Group, Inc.	39,338	429,506
	Ezaki Glico Co. Ltd.	9,900	298,488
	FALCO HOLDINGS Co. Ltd.	2,800	42,810
	FANUC Corp.	7,634	227,431
	Fast Fitness Japan, Inc.	1,300	10,781
	Fast Retailing Co. Ltd.	7,500	2,470,178
	FCC Co. Ltd.	9,400	187,656
*	FDK Corp.	1,900	7,894
	Feed One Co. Ltd.	9,400	51,176
	Ferrotec Holdings Corp.	12,900	213,716
#	Fibergate, Inc.	1,300	7,781
	FIDEA Holdings Co. Ltd.	4,770	46,317
	Financial Partners Group Co. Ltd.	15,800	258,483
	FINDEX, Inc.	2,900	16,954
#	Fintech Global, Inc.	54,700	39,968
	First Bank of Toyama Ltd.	13,200	91,425
#	Fixstars Corp.	7,900	87,266
	FJ Next Holdings Co. Ltd.	6,900	51,643
	Focus Systems Corp.	1,800	12,843
	Food & Life Cos. Ltd.	25,700	574,921
		Shares	Value»
JAPAN — (Continued)
	Forum Engineering, Inc.	5,400	$36,539
#	Forval Corp.	500	4,711
	Foster Electric Co. Ltd.	4,700	48,616
	FP Corp.	12,400	241,667
#	FP Partner, Inc.	1,800	25,448
	France Bed Holdings Co. Ltd.	6,600	54,542
	Freebit Co. Ltd.	2,300	19,785
	FTGroup Co. Ltd.	1,500	11,773
	Fudo Tetra Corp.	3,690	52,041
#	Fuji Co. Ltd.	10,100	139,205
	Fuji Corp. (6134 JP)	16,600	250,674
	Fuji Corp. (7605 JP)	3,600	45,409
	Fuji Corp. Ltd.	7,000	34,568
	Fuji Electric Co. Ltd.	12,800	609,855
*	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	49,041
	Fuji Kosan Co. Ltd.	1,400	12,811
	Fuji Kyuko Co. Ltd.	5,699	85,009
	Fuji Media Holdings, Inc.	8,800	124,123
#	Fuji Oil Co. Ltd.	13,000	26,812
	Fuji Seal International, Inc.	9,637	148,217
#	Fuji Soft, Inc.	5,100	324,297
	Fujibo Holdings, Inc.	2,157	71,736
#	Fujicco Co. Ltd.	4,500	47,837
	FUJIFILM Holdings Corp.	34,200	753,464
	Fujikura Composites, Inc.	4,800	48,623
	Fujikura Kasei Co. Ltd.	8,100	25,860
	Fujikura Ltd.	35,500	1,428,813
	Fujimi, Inc.	4,000	56,277
*	Fujio Food Group, Inc.	2,600	18,214
	Fujita Kanko, Inc.	1,600	102,214
	Fujitsu Ltd.	109,000	2,108,034
#	Fujiya Co. Ltd.	801	12,881
#	FuKoKu Co. Ltd.	2,600	29,895
	Fukuda Corp.	2,000	65,407
	Fukuda Denshi Co. Ltd.	4,400	190,477
	Fukui Bank Ltd.	5,600	70,635
	Fukui Computer Holdings, Inc.	4,000	74,396
	Fukuoka Financial Group, Inc.	25,128	681,981
	Fukushima Galilei Co. Ltd.	5,200	88,647
	Fukuyama Transporting Co. Ltd.	4,800	113,705

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	5,800	$56,222
	Fumakilla Ltd.	1,300	9,153
	Funai Soken Holdings, Inc.	8,480	131,570
	Furukawa Battery Co. Ltd.	2,500	22,207
	Furukawa Co. Ltd.	7,400	94,048
	Furuno Electric Co. Ltd.	7,300	124,324
	Furuya Metal Co. Ltd.	1,000	21,196
	Furyu Corp.	5,800	39,859
	Fuso Chemical Co. Ltd.	4,900	105,595
	Fuso Pharmaceutical Industries Ltd.	1,700	26,629
#	Futaba Corp.	12,100	37,833
	Futaba Industrial Co. Ltd.	17,500	85,651
	Future Corp.	10,800	126,334
	Fuyo General Lease Co. Ltd.	5,200	387,559
	G-7 Holdings, Inc.	7,500	70,541
#*	GA Technologies Co. Ltd.	3,900	38,174
	Gakken Holdings Co. Ltd.	11,700	78,524
	Gakkyusha Co. Ltd.	1,500	20,028
	Gakujo Co. Ltd.	1,000	14,506
	Gecoss Corp.	3,900	25,595
	Genki Global Dining Concepts Corp.	2,400	48,866
	Genky DrugStores Co. Ltd.	4,800	97,003
	Geo Holdings Corp.	8,000	93,933
	Gift Holdings, Inc.	2,200	46,588
	giftee, Inc.	4,200	37,194
	GLOBERIDE, Inc.	5,900	72,802
	Glory Ltd.	10,900	185,285
	GLtechno Holdings, Inc.	3,780	68,666
	GMO Financial Gate, Inc.	1,200	50,215
#	GMO Financial Holdings, Inc.	10,400	47,327
	GMO GlobalSign Holdings KK	1,600	25,482
	GMO internet group, Inc.	15,200	269,796
	GMO Payment Gateway, Inc.	6,200	326,842
#*	GNI Group Ltd.	10,900	233,013
#	Godo Steel Ltd.	3,200	82,627
*	Gokurakuyu Holdings Co. Ltd.	3,900	13,533
#	Goldcrest Co. Ltd.	4,600	91,453
	Goldwin, Inc.	3,300	174,066
		Shares	Value»
JAPAN — (Continued)
	Gourmet Kineya Co. Ltd.	1,900	$13,445
	Grandy House Corp.	3,100	11,662
	GREE Holdings, Inc.	17,700	52,848
	Greens Co. Ltd.	1,600	23,820
	gremz, Inc.	2,000	30,071
	GS Yuasa Corp.	17,499	281,335
	GSI Creos Corp.	3,000	42,250
	G-Tekt Corp.	6,700	73,932
#	Gun-Ei Chemical Industry Co. Ltd.	1,500	26,591
*	GungHo Online Entertainment, Inc.	7,770	162,943
	Gunma Bank Ltd.	91,800	659,155
	Gunze Ltd.	4,000	135,834
	H.U. Group Holdings, Inc.	12,600	206,389
	H2O Retailing Corp.	27,260	406,141
	Hachijuni Bank Ltd.	88,700	580,504
#	Hagihara Industries, Inc.	3,400	32,479
	Hagiwara Electric Holdings Co. Ltd.	2,500	54,815
#	Hakudo Co. Ltd.	1,900	28,975
#	Hakuhodo DY Holdings, Inc.	42,925	318,690
	Halows Co. Ltd.	2,800	68,716
	Hamakyorex Co. Ltd.	28,400	248,501
	Hamamatsu Photonics KK	50,600	624,480
	Hankyu Hanshin Holdings, Inc.	18,600	473,269
	Hanwa Co. Ltd.	10,600	327,448
	Happinet Corp.	4,100	123,206
	Hard Off Corp. Co. Ltd.	2,800	35,202
	Harima Chemicals Group, Inc.	3,800	21,415
	Haseko Corp.	60,900	799,373
#	Hashimoto Sogyo Holdings Co. Ltd.	2,300	18,302
	Hazama Ando Corp.	34,200	255,788
	Heiwa Real Estate Co. Ltd.	7,000	203,807
	Heiwado Co. Ltd.	8,202	124,306
	Helios Techno Holding Co. Ltd.	3,500	19,850
#	Hennge KK	5,100	38,419
	Hibiya Engineering Ltd.	4,400	108,648
	Hikari Tsushin, Inc.	1,300	296,957
	HI-LEX Corp.	5,900	58,803
	Hioki EE Corp.	2,500	124,490
	Hirakawa Hewtech Corp.	2,600	25,755
	Hirano Tecseed Co. Ltd.	1,800	20,831
	Hirata Corp.	1,886	65,930

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	65,800	$523,199
	Hirose Electric Co. Ltd.	4,000	478,136
	Hirose Tusyo, Inc.	900	23,063
	Hiroshima Electric Railway Co. Ltd.	2,500	9,774
	Hiroshima Gas Co. Ltd.	7,500	17,539
*	HIS Co. Ltd.	10,200	100,434
	Hisaka Works Ltd.	5,000	33,883
	Hisamitsu Pharmaceutical Co., Inc.	4,400	126,151
#	Hitachi Construction Machinery Co. Ltd.	23,400	560,306
	Hochiki Corp.	3,900	62,006
	Hodogaya Chemical Co. Ltd.	1,800	42,322
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	32,421
	Hokkaido Gas Co. Ltd.	10,000	35,224
	Hokkan Holdings Ltd.	2,500	26,593
#	Hokko Chemical Industry Co. Ltd.	6,000	55,780
	Hokkoku Financial Holdings, Inc.	5,000	174,233
#	Hokuetsu Corp.	30,900	290,870
#	Hokuetsu Industries Co. Ltd.	6,000	76,690
	Hokuhoku Financial Group, Inc.	38,000	516,861
	Hokuriku Electric Industry Co. Ltd.	2,400	24,885
	Hokuriku Electrical Construction Co. Ltd.	3,480	26,873
	Hokuto Corp.	3,900	45,875
	Honda Motor Co. Ltd. (7267 JP)	223,200	2,112,620
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	240,040
	H-One Co. Ltd.	5,000	32,645
	Honeys Holdings Co. Ltd.	7,850	85,909
	Hoosiers Holdings Co. Ltd.	7,100	47,647
	Horiba Ltd.	9,200	576,596
	Hoshizaki Corp.	4,000	148,045
	Hosiden Corp.	13,000	176,193
	Hosokawa Micron Corp.	3,600	100,483
	Hotland Co. Ltd.	3,400	44,874
	House Foods Group, Inc.	14,200	258,484
	Hoya Corp.	15,800	2,121,716
		Shares	Value»
JAPAN — (Continued)
#	HS Holdings Co. Ltd.	4,600	$26,060
	Hulic Co. Ltd.	57,369	505,624
	Hyakugo Bank Ltd.	55,900	245,046
	Hyakujushi Bank Ltd.	5,600	130,756
	Ibiden Co. Ltd.	26,600	779,991
	IBJ, Inc.	3,800	16,025
#	Ichibanya Co. Ltd.	11,400	72,935
	Ichiken Co. Ltd.	1,200	19,597
	Ichikoh Industries Ltd.	11,300	29,402
	Ichinen Holdings Co. Ltd.	8,200	96,746
	Icom, Inc.	1,900	34,054
	ID Holdings Corp.	2,450	27,758
	Idec Corp.	7,300	119,972
	IDOM, Inc.	15,000	111,444
#	IG Port, Inc.	2,400	37,227
	IHI Corp.	5,500	329,055
	Iida Group Holdings Co. Ltd.	25,740	389,883
	Iino Kaiun Kaisha Ltd.	20,000	144,301
	IKK Holdings, Inc.	4,000	19,809
#	I'll, Inc.	2,100	34,801
	Imagica Group, Inc.	8,800	31,072
	i-mobile Co. Ltd.	12,200	37,898
	Imuraya Group Co. Ltd.	1,800	28,502
	Inaba Denki Sangyo Co. Ltd.	10,700	254,853
#	Inaba Seisakusho Co. Ltd.	2,800	30,609
	Inabata & Co. Ltd.	12,000	248,135
#	I-NE Co. Ltd.	1,100	14,975
	Ines Corp.	4,700	55,578
#	I-Net Corp.	3,730	39,568
	Infomart Corp.	23,000	47,989
	INFRONEER Holdings, Inc.	52,240	393,808
	Innotech Corp.	4,100	37,148
	Insource Co. Ltd.	11,100	75,910
	Integrated Design & Engineering Holdings Co. Ltd.	3,800	158,816
	Intelligent Wave, Inc.	2,300	15,783
	Internet Initiative Japan, Inc.	16,800	313,753
#	Inui Global Logistics Co. Ltd.	2,900	30,919
#	IPS, Inc.	2,400	39,506
	Iriso Electronics Co. Ltd.	4,800	81,440
	ISB Corp.	3,100	26,640
#	Ise Chemicals Corp.	400	70,038
	Iseki & Co. Ltd.	5,200	31,396
	Isetan Mitsukoshi Holdings Ltd.	34,000	587,565
	Ishihara Chemical Co. Ltd.	1,100	16,632

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ishihara Sangyo Kaisha Ltd.	8,500	$87,678
*	Istyle, Inc.	19,600	65,797
	Isuzu Motors Ltd.	134,300	1,805,580
	Itfor, Inc.	5,500	51,026
#	ITmedia, Inc.	2,300	24,638
	Ito En Ltd.	13,319	293,893
	Itochu Enex Co. Ltd.	16,100	164,770
	Itoham Yonekyu Holdings, Inc.	6,800	169,105
	Itoki Corp.	9,400	97,715
	IwaiCosmo Holdings, Inc.	5,600	89,530
#	Iwaki Co. Ltd.	1,700	26,771
	Iwatani Corp.	46,000	503,721
	Iwatsuka Confectionery Co. Ltd.	1,800	30,039
	Iyogin Holdings, Inc.	49,300	522,905
	Izumi Co. Ltd.	8,500	170,960
	J Front Retailing Co. Ltd.	54,400	762,202
	J Trust Co. Ltd.	18,300	60,830
	JAC Recruitment Co. Ltd.	16,000	70,349
#	Jaccs Co. Ltd.	6,700	164,721
#*	Jade Group, Inc.	2,700	23,218
	JAFCO Group Co. Ltd.	17,400	254,313
#*	Jamco Corp.	1,700	19,523
	JANOME Corp.	7,199	46,485
	Japan Airlines Co. Ltd.	28,300	464,338
	Japan Airport Terminal Co. Ltd.	12,700	412,469
	Japan Aviation Electronics Industry Ltd.	12,800	231,720
#	Japan Business Systems, Inc.	2,400	14,223
#*	Japan Communications, Inc.	41,300	33,127
	Japan Elevator Service Holdings Co. Ltd.	13,700	265,177
	Japan Exchange Group, Inc.	86,200	910,806
#	Japan Investment Adviser Co. Ltd.	3,200	25,955
	Japan Lifeline Co. Ltd.	13,800	126,493
	Japan Material Co. Ltd.	9,600	107,177
	Japan Medical Dynamic Marketing, Inc.	7,400	29,580
		Shares	Value»
JAPAN — (Continued)
	Japan Petroleum Exploration Co. Ltd.	23,000	$163,101
	Japan Post Bank Co. Ltd.	51,500	532,711
	Japan Post Holdings Co. Ltd.	85,200	889,829
	Japan Post Insurance Co. Ltd.	15,600	304,007
	Japan Property Management Center Co. Ltd.	3,600	25,727
	Japan Pulp & Paper Co. Ltd.	40,000	167,054
	Japan Securities Finance Co. Ltd.	27,400	337,361
	Japan Steel Works Ltd.	6,500	229,896
#	Japan System Techniques Co. Ltd.	3,000	35,640
	Japan Transcity Corp.	8,700	58,238
	Japan Wool Textile Co. Ltd.	14,300	122,359
	JBCC Holdings, Inc.	3,800	117,578
	JCU Corp.	5,100	118,419
	JDC Corp.	10,600	33,932
	Jeol Ltd.	10,980	404,674
	JFE Systems, Inc.	1,300	29,230
	JGC Holdings Corp.	52,200	438,275
#	Jichodo Co. Ltd.	200	12,114
*	JIG-SAW, Inc.	900	19,255
	JINS Holdings, Inc.	3,200	145,953
	JINUSHI Co. Ltd.	3,100	44,334
	JK Holdings Co. Ltd.	3,200	20,646
	J-Lease Co. Ltd.	4,000	32,274
	JM Holdings Co. Ltd.	3,300	51,118
	J-Oil Mills, Inc.	5,400	70,968
	Joshin Denki Co. Ltd.	5,100	77,669
	Joyful Honda Co. Ltd.	9,500	114,565
#	JP-Holdings, Inc.	13,200	55,456
	JSB Co. Ltd.	2,500	51,285
	JSP Corp.	3,600	49,559
	JTEKT Corp.	43,700	343,520
#*	Juki Corp.	9,000	22,008
	Juroku Financial Group, Inc.	8,100	243,214
	Justsystems Corp.	7,200	155,663
	JVCKenwood Corp.	55,200	639,648
	Kadokawa Corp.	6,869	145,330
	Kadoya Sesame Mills, Inc.	900	21,045
	Kaga Electronics Co. Ltd.	8,400	150,425
	Kagome Co. Ltd.	19,400	363,461
	Kajima Corp.	42,000	746,805
	Kakaku.com, Inc.	18,401	288,169

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kakiyasu Honten Co. Ltd.	1,000	$18,116
#	Kamakura Shinsho Ltd.	4,900	15,993
#	Kameda Seika Co. Ltd.	1,000	25,125
	Kamei Corp.	8,300	95,267
	Kamigumi Co. Ltd.	16,600	361,656
#	Kanaden Corp.	4,800	45,785
	Kanadevia Corp.	50,700	348,939
#	Kanagawa Chuo Kotsu Co. Ltd.	2,500	60,970
	Kanamic Network Co. Ltd.	5,700	16,594
	Kanamoto Co. Ltd.	7,956	160,103
	Kandenko Co. Ltd.	32,900	526,572
	Kaneko Seeds Co. Ltd.	2,900	26,617
	Kanematsu Corp.	19,970	334,132
#	Kanemi Co. Ltd.	1,000	21,842
	Kanro, Inc.	1,200	27,863
	Kansai Electric Power Co., Inc.	41,300	455,654
	Kansai Paint Co. Ltd.	29,900	405,212
	Kanto Denka Kogyo Co. Ltd.	12,900	79,253
	Kao Corp.	14,700	582,889
*	Kaonavi, Inc.	1,000	13,034
#	Kappa Create Co. Ltd.	4,000	37,620
	Katakura Industries Co. Ltd.	6,600	87,788
	Katitas Co. Ltd.	12,100	169,168
	Kato Works Co. Ltd.	2,500	21,336
	Kawada Technologies, Inc.	4,200	73,112
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	42,850
	Kawasaki Heavy Industries Ltd.	21,700	980,134
#	Kawasaki Kisen Kaisha Ltd.	29,700	375,845
	KDDI Corp.	103,300	3,441,542
#	KeePer Technical Laboratory Co. Ltd.	3,200	91,816
	Keihan Holdings Co. Ltd.	18,700	402,721
	Keihanshin Building Co. Ltd.	5,500	53,027
#	Keikyu Corp.	27,500	241,084
	Keio Corp.	10,700	270,687
#	Keisei Electric Railway Co. Ltd.	29,922	285,371
	KEIWA, Inc.	3,800	24,825
	Keiyo Bank Ltd.	24,600	129,059
		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co. Ltd.	3,900	$45,230
	Kewpie Corp.	12,523	243,353
	Keyence Corp.	4,900	2,110,473
	KH Neochem Co. Ltd.	8,400	113,513
#	Kibun Foods, Inc.	3,200	22,605
	Kimura Chemical Plants Co. Ltd.	5,400	28,803
#	Kimura Unity Co. Ltd.	2,400	24,181
	Kinden Corp.	22,500	460,261
#	King Jim Co. Ltd.	1,300	7,231
#	Kintetsu Department Store Co. Ltd.	2,100	30,367
	Kintetsu Group Holdings Co. Ltd.	20,300	437,784
	Kissei Pharmaceutical Co. Ltd.	7,400	188,449
#	Ki-Star Real Estate Co. Ltd.	3,600	100,370
	Kitagawa Corp.	2,400	18,506
#	Kita-Nippon Bank Ltd.	2,400	48,290
	Kitano Construction Corp.	1,600	45,558
	Kitz Corp.	16,600	125,195
	Kiyo Bank Ltd.	17,000	252,984
*	KNT-CT Holdings Co. Ltd.	2,900	22,355
#	Koa Corp.	8,800	55,775
#	Koa Shoji Holdings Co. Ltd.	2,000	7,997
	Koatsu Gas Kogyo Co. Ltd.	6,900	37,053
	Kobayashi Pharmaceutical Co. Ltd.	3,000	111,837
	Kobe Bussan Co. Ltd.	13,100	297,691
#	Kobe Electric Railway Co. Ltd.	1,300	20,461
#	Kobe Steel Ltd.	102,220	1,088,381
#	Koei Tecmo Holdings Co. Ltd.	13,349	166,615
	Kohnan Shoji Co. Ltd.	7,300	169,706
#	Kohsoku Corp.	2,000	32,105
	Koike Sanso Kogyo Co. Ltd.	400	15,672
	Koike-ya, Inc.	400	12,186
	Koito Manufacturing Co. Ltd.	31,745	417,436
#	Kojima Co. Ltd.	7,900	50,684
	Kokuyo Co. Ltd.	17,400	302,432
	Komatsu Ltd.	108,300	3,266,680
	Komatsu Matere Co. Ltd.	7,000	36,552
	Komatsu Wall Industry Co. Ltd.	4,000	38,682
#	KOMEDA Holdings Co. Ltd.	11,900	211,701

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Komehyo Holdings Co. Ltd.	1,800	$47,226
	Komeri Co. Ltd.	9,200	180,141
	Komori Corp.	11,900	93,460
	Kondotec, Inc.	4,900	42,404
	Konica Minolta, Inc.	111,800	452,561
	Konishi Co. Ltd.	13,400	110,259
	Konoike Transport Co. Ltd.	8,200	166,881
	Konoshima Chemical Co. Ltd.	1,600	17,337
#	Kosaido Holdings Co. Ltd.	13,000	44,530
	Kose Corp.	3,201	141,539
#	Koshidaka Holdings Co. Ltd.	12,500	85,760
#	Kotobuki Spirits Co. Ltd.	23,300	340,484
	Kozo Keikaku Engineering Holdings, Inc.	1,500	42,760
	KPP Group Holdings Co. Ltd.	16,500	70,839
	Krosaki Harima Corp.	5,600	89,825
	KRS Corp.	4,000	56,892
	K's Holdings Corp.	35,400	325,278
	KU Holdings Co. Ltd.	5,200	37,781
	Kubota Corp. (6326 JP)	86,100	1,079,981
	Kumagai Gumi Co. Ltd.	8,777	217,176
	Kumiai Chemical Industry Co. Ltd.	18,010	88,019
#	Kura Sushi, Inc.	4,900	86,841
	Kurabo Industries Ltd.	4,400	164,170
	Kuraray Co. Ltd.	74,928	1,096,952
	Kureha Corp.	10,800	193,865
	Kurimoto Ltd.	2,100	60,563
	Kurita Water Industries Ltd.	18,400	640,855
	Kuriyama Holdings Corp.	4,400	35,498
	Kusuri No. Aoki Holdings Co. Ltd.	11,400	242,882
	KYB Corp.	10,800	204,083
	Kyocera Corp.	99,500	1,032,789
	Kyodo Printing Co. Ltd.	2,100	57,630
	Kyoei Steel Ltd.	5,500	67,268
	Kyokuto Boeki Kaisha Ltd.	3,000	29,729
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	116,706
#	Kyokuto Securities Co. Ltd.	5,500	58,812
	Kyokuyo Co. Ltd.	2,500	66,513
		Shares	Value»
JAPAN — (Continued)
#	Kyoritsu Maintenance Co. Ltd.	16,800	$332,434
	Kyosan Electric Manufacturing Co. Ltd.	10,000	32,815
	Kyoto Financial Group, Inc.	42,396	637,561
	Kyowa Kirin Co. Ltd.	16,900	251,839
	Kyudenko Corp.	8,800	298,722
	Kyushu Financial Group, Inc.	85,550	432,750
	Kyushu Leasing Service Co. Ltd.	1,700	11,071
	Kyushu Railway Co.	14,800	359,891
	LA Holdings Co. Ltd.	1,300	50,624
	Lacto Japan Co. Ltd.	1,700	34,095
#	Lasertec Corp.	6,199	644,717
#	LEC, Inc.	5,700	46,393
	Leopalace21 Corp.	45,800	162,956
	Life Corp.	6,100	141,525
#	Lifedrink Co., Inc.	7,200	99,389
	LIFULL Co. Ltd.	19,200	24,619
#	LIKE, Inc.	1,800	16,781
#	Link & Motivation, Inc.	10,500	36,617
	Lintec Corp.	10,600	198,215
	Lion Corp.	38,601	413,245
#	LITALICO, Inc.	5,600	39,772
	Lixil Corp.	60,100	676,478
	Loadstar Capital KK	2,600	45,490
	Look Holdings, Inc.	2,000	28,881
	LY Corp.	177,100	517,296
	M3, Inc.	22,400	203,303
	Mabuchi Motor Co. Ltd.	22,432	308,062
	Macbee Planet, Inc.	600	12,522
	Macnica Holdings, Inc.	37,650	441,914
	Macromill, Inc.	13,000	104,673
	Maeda Kosen Co. Ltd.	10,400	128,803
	Maezawa Industries, Inc.	3,600	27,765
	Maezawa Kasei Industries Co. Ltd.	3,600	40,020
	Maezawa Kyuso Industries Co. Ltd.	4,200	35,907
	Makino Milling Machine Co. Ltd.	6,000	448,227
	Makita Corp. (6586 JP)	14,366	424,838
	Mamiya-Op Co. Ltd.	1,400	15,057
#	Mammy Mart Corp.	400	10,476
#	Management Solutions Co. Ltd.	2,600	28,730
	Mandom Corp.	8,800	69,669
#	Mani, Inc.	13,000	120,942
	MarkLines Co. Ltd.	2,700	38,319

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marubun Corp.	5,900	$42,137
#	Maruchiyo Yamaokaya Corp.	700	17,219
	Marudai Food Co. Ltd.	5,000	53,356
	Maruha Nichiro Corp.	10,600	204,375
	Marui Group Co. Ltd.	28,100	468,229
	Maruichi Steel Tube Ltd.	15,400	334,845
	MARUKA FURUSATO Corp.	4,392	66,428
	Maruwa Co. Ltd.	1,500	367,261
	Maruzen Co. Ltd.	1,300	27,805
	Maruzen Showa Unyu Co. Ltd.	3,600	138,107
	Matching Service Japan Co. Ltd.	1,500	10,543
	Matsuda Sangyo Co. Ltd.	4,500	90,703
	Matsui Construction Co. Ltd.	6,000	32,767
	Matsui Securities Co. Ltd.	30,800	162,030
	MatsukiyoCocokara & Co.	49,080	726,439
#	Matsuya Co. Ltd.	7,700	53,234
	Matsuyafoods Holdings Co. Ltd.	1,300	50,939
	Max Co. Ltd.	5,000	127,668
	Maxell Ltd.	11,200	144,310
	Maxvalu Tokai Co. Ltd.	2,300	48,419
	Mazda Motor Corp.	139,106	951,120
#	McDonald's Holdings Co. Japan Ltd.	6,400	241,329
	MCJ Co. Ltd.	23,800	208,551
	Mebuki Financial Group, Inc.	162,850	720,044
#	MEC Co. Ltd.	2,100	43,486
	Media Do Co. Ltd.	1,800	18,045
#	Medical System Network Co. Ltd.	7,000	18,098
	Medikit Co. Ltd.	700	11,850
	Medipal Holdings Corp.	31,400	472,090
	Medius Holdings Co. Ltd.	3,500	20,103
#*	Medley, Inc.	1,600	41,836
	MedPeer, Inc.	5,100	15,223
	Megachips Corp.	4,800	180,221
	Megmilk Snow Brand Co. Ltd.	12,500	214,187
	Meidensha Corp.	8,800	224,931
	Meiho Facility Works Ltd.	2,000	11,616
	Meiji Electric Industries Co. Ltd.	1,500	14,065
		Shares	Value»
JAPAN — (Continued)
	Meiko Electronics Co. Ltd.	6,600	$383,335
	Meisei Industrial Co. Ltd.	10,800	97,787
	MEITEC Group Holdings, Inc.	18,400	357,279
	Meito Sangyo Co. Ltd.	2,500	31,638
	Meiwa Corp.	5,000	22,263
#	Meiwa Estate Co. Ltd.	3,800	24,772
	Melco Holdings, Inc.	1,500	20,831
	Menicon Co. Ltd.	16,400	147,156
*	Mercari, Inc.	24,397	294,591
	Mercuria Holdings Co. Ltd.	1,900	8,785
	METAWATER Co. Ltd.	4,500	53,498
	Micronics Japan Co. Ltd.	7,900	191,283
#*	Microwave Chemical Co. Ltd.	4,300	16,545
#	Midac Holdings Co. Ltd.	4,100	43,655
	Mie Kotsu Group Holdings, Inc.	18,000	59,857
	Milbon Co. Ltd.	3,210	65,981
	MIMAKI ENGINEERING Co. Ltd.	3,700	35,081
	Minebea Mitsumi, Inc.	52,390	840,791
#	Mirai Industry Co. Ltd.	1,400	33,065
#	Miraial Co. Ltd.	1,700	13,593
	Mirait One Corp.	23,910	355,084
	Mirarth Holdings, Inc.	17,600	59,155
	Miroku Jyoho Service Co. Ltd.	4,500	55,397
	MISUMI Group, Inc.	11,000	176,061
	Mitani Corp.	8,000	100,975
#	Mitani Sangyo Co. Ltd.	7,800	16,363
	Mitani Sekisan Co. Ltd.	1,700	55,615
#	Mito Securities Co. Ltd.	16,800	62,890
	Mitsuba Corp.	9,700	55,007
	Mitsubishi Electric Corp.	59,800	980,180
	Mitsubishi Estate Co. Ltd.	51,600	749,799
	Mitsubishi Gas Chemical Co., Inc.	27,200	475,347
	Mitsubishi HC Capital, Inc.	181,970	1,210,115
	Mitsubishi Heavy Industries Ltd.	94,600	1,384,494

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Kakoki Kaisha Ltd.	1,800	$41,491
	Mitsubishi Logisnext Co. Ltd.	8,300	106,305
	Mitsubishi Logistics Corp.	63,500	453,643
	Mitsubishi Motors Corp.	164,800	488,820
#	Mitsubishi Paper Mills Ltd.	7,800	30,426
#	Mitsubishi Pencil Co. Ltd.	8,500	121,523
	Mitsubishi Research Institute, Inc.	1,900	59,115
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	6,173,968
	Mitsuboshi Belting Ltd.	5,800	146,851
	Mitsui Chemicals, Inc.	29,966	657,147
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	99,670
#	Mitsui E&S Co. Ltd.	30,800	312,022
	Mitsui Fudosan Co. Ltd.	98,700	890,845
#	Mitsui High-Tec, Inc.	24,000	139,461
	Mitsui Mining & Smelting Co. Ltd.	14,899	439,265
#	Mitsui OSK Lines Ltd.	21,400	727,230
	Mitsui-Soko Holdings Co. Ltd.	8,800	435,775
	Mitsuuroko Group Holdings Co. Ltd.	11,200	130,248
	Miura Co. Ltd.	7,100	171,092
	MIXI, Inc.	10,100	209,434
#	Miyaji Engineering Group, Inc.	6,000	75,533
	Miyazaki Bank Ltd.	4,300	90,692
	Miyoshi Oil & Fat Co. Ltd.	1,700	18,149
	Mizuho Financial Group, Inc. (8411 JP)	98,380	2,708,970
	Mizuho Leasing Co. Ltd.	40,900	267,686
	Mizuho Medy Co. Ltd.	3,600	35,090
	Mizuno Corp.	5,500	307,147
	Modec, Inc.	5,600	115,117
	Monogatari Corp.	7,000	150,935
	MonotaRO Co. Ltd.	22,800	392,812
	Morinaga & Co. Ltd.	18,400	317,163
	Morinaga Milk Industry Co. Ltd.	22,900	428,399
#	Moriroku Holdings Co. Ltd.	2,900	37,627
	Morita Holdings Corp.	8,100	116,199
	Morito Co. Ltd.	5,100	50,361
		Shares	Value»
JAPAN — (Continued)
#	Morozoff Ltd.	3,000	$31,768
	MrMax Holdings Ltd.	8,700	38,408
	MS&AD Insurance Group Holdings, Inc.	70,100	1,453,446
	Mugen Estate Co. Ltd.	4,900	58,339
	m-up Holdings, Inc.	7,600	78,259
	Murakami Corp.	1,900	65,548
	Murata Manufacturing Co. Ltd.	47,500	746,263
	Musashi Seimitsu Industry Co. Ltd.	10,800	212,064
	Musashino Bank Ltd.	6,800	142,183
	Muto Seiko Co.	1,000	10,772
	Nabtesco Corp.	15,500	277,159
	Nachi-Fujikoshi Corp.	4,598	98,124
	Nafco Co. Ltd.	2,900	35,511
#	Nagano Keiki Co. Ltd.	4,100	58,394
	Nagase & Co. Ltd.	26,100	490,234
	Nagase Brothers, Inc.	2,000	24,245
	Nagawa Co. Ltd.	900	37,599
#	Nagoya Railroad Co. Ltd.	23,700	264,441
	Naigai Trans Line Ltd.	2,100	35,515
	Nakabayashi Co. Ltd.	4,900	16,723
#	Nakamoto Packs Co. Ltd.	1,600	18,043
	Nakamuraya Co. Ltd.	900	18,342
	Nakanishi, Inc.	3,900	64,331
#	Namura Shipbuilding Co. Ltd.	12,300	157,927
	Nankai Electric Railway Co. Ltd.	15,700	259,995
	Nanto Bank Ltd.	6,600	149,838
	Nanyo Corp.	1,600	11,814
	Narasaki Sangyo Co. Ltd.	700	12,083
	Natori Co. Ltd.	800	11,230
	NCD Co. Ltd./Shinagawa	1,000	18,124
	NEC Capital Solutions Ltd.	3,800	96,828
	NEC Corp.	14,300	1,418,257
	New Art Holdings Co. Ltd.	2,100	23,508
	Nexon Co. Ltd.	9,300	120,816
#	Nextage Co. Ltd.	13,100	126,449
	NGK Insulators Ltd.	47,192	605,583
	NH Foods Ltd.	14,000	456,951
	NHK Spring Co. Ltd.	44,400	565,900
	Nicca Chemical Co. Ltd.	1,900	13,868
	Nice Corp.	1,400	12,965
	Nichias Corp.	14,100	461,490
	Nichiban Co. Ltd.	2,800	37,141
	Nichicon Corp.	12,900	90,988
#	Nichiden Corp.	3,400	66,726

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiha Corp.	6,700	$125,233
	Nichimo Co. Ltd.	1,600	19,986
	Nichirei Corp.	19,900	505,612
	Nichireki Group Co. Ltd.	6,200	96,613
	Nichirin Co. Ltd.	2,110	46,655
	NIDEC Corp. (6594 JP)	40,800	704,679
	Nifco, Inc.	20,500	489,919
#	Nihon Chouzai Co. Ltd.	4,000	34,449
	Nihon Dempa Kogyo Co. Ltd.	7,100	39,631
	Nihon Dengi Co. Ltd.	2,400	58,810
	Nihon Denkei Co. Ltd.	1,350	16,256
	Nihon Flush Co. Ltd.	5,100	26,505
#	Nihon House Holdings Co. Ltd.	11,100	23,225
	Nihon Kagaku Sangyo Co. Ltd.	2,900	26,578
#	Nihon M&A Center Holdings, Inc.	66,100	257,962
	Nihon Nohyaku Co. Ltd.	11,300	55,058
	Nihon Parkerizing Co. Ltd.	21,094	172,017
	Nihon Tokushu Toryo Co. Ltd.	2,700	22,836
#	Nihon Trim Co. Ltd.	700	16,666
#	Nihon Yamamura Glass Co. Ltd.	1,900	18,988
	Nikkiso Co. Ltd.	12,700	82,975
	Nikko Co. Ltd.	8,000	36,579
	Nikkon Holdings Co. Ltd.	31,200	454,036
	Nikon Corp.	54,800	587,100
	Nintendo Co. Ltd.	32,100	2,105,909
	Nippi, Inc.	400	14,636
	Nippn Corp.	14,300	200,006
	Nippon Air Conditioning Services Co. Ltd.	3,800	27,055
#	Nippon Aqua Co. Ltd.	4,800	23,745
#	Nippon Avionics Co. Ltd.	2,000	27,911
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	45,636
	Nippon Carbide Industries Co., Inc.	1,700	19,534
	Nippon Carbon Co. Ltd.	2,400	66,529
	Nippon Care Supply Co. Ltd.	100	1,236
	Nippon Chemical Industrial Co. Ltd.	1,799	27,376
		Shares	Value»
JAPAN — (Continued)
*	Nippon Chemi-Con Corp.	7,400	$47,662
	Nippon Concept Corp.	2,200	25,940
	Nippon Densetsu Kogyo Co. Ltd.	9,600	126,376
	Nippon Dry-Chemical Co. Ltd.	1,600	41,584
	Nippon Electric Glass Co. Ltd.	21,100	453,251
	NIPPON EXPRESS HOLDINGS, Inc.	59,000	956,275
#	Nippon Fine Chemical Co. Ltd.	2,700	39,216
	Nippon Gas Co. Ltd.	29,300	410,868
	Nippon Kayaku Co. Ltd.	31,000	253,708
	Nippon Kodoshi Corp.	1,600	19,308
	Nippon Light Metal Holdings Co. Ltd.	15,881	162,641
	Nippon Paint Holdings Co. Ltd.	59,700	376,187
	Nippon Paper Industries Co. Ltd.	27,978	159,733
	Nippon Parking Development Co. Ltd.	51,500	70,240
	Nippon Rietec Co. Ltd.	4,000	35,039
	Nippon Road Co. Ltd.	6,700	78,830
	Nippon Seiki Co. Ltd.	11,900	85,505
	Nippon Seisen Co. Ltd.	5,000	44,117
	Nippon Sharyo Ltd.	2,200	31,512
*	Nippon Sheet Glass Co. Ltd.	26,400	64,329
	Nippon Shinyaku Co. Ltd.	13,100	316,977
	Nippon Shokubai Co. Ltd.	26,700	323,894
	Nippon Signal Co. Ltd.	11,500	67,303
	Nippon Soda Co. Ltd.	13,000	241,220
	Nippon Telegraph & Telephone Corp.	907,500	893,389
	Nippon Thompson Co. Ltd.	14,800	48,728
	Nippon Yusen KK	61,200	1,920,672
	Nishikawa Rubber Co. Ltd.	2,100	29,091
	Nishimatsu Construction Co. Ltd.	9,200	298,906
	Nishimatsuya Chain Co. Ltd.	9,200	137,872
	Nishi-Nippon Financial Holdings, Inc.	31,800	436,338

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Railroad Co. Ltd.	9,200	$133,030
	Nishio Holdings Co. Ltd.	6,700	184,202
#	Nissan Motor Co. Ltd.	252,750	691,631
#	Nissan Shatai Co. Ltd.	8,100	53,714
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	37,174
	Nissei ASB Machine Co. Ltd.	2,100	73,171
#	Nissei Plastic Industrial Co. Ltd.	4,600	28,486
	Nissha Co. Ltd.	11,615	121,292
	Nisshin Group Holdings Co. Ltd.	9,400	31,794
	Nisshin Oillio Group Ltd.	7,900	253,484
	Nisshin Seifun Group, Inc.	34,340	386,175
	Nisshinbo Holdings, Inc.	33,075	189,224
	Nissin Corp.	3,500	101,965
	Nissin Foods Holdings Co. Ltd.	7,800	174,407
	Nisso Holdings Co. Ltd.	5,300	26,359
	Nissui Corp.	79,600	438,613
	Niterra Co. Ltd.	33,300	1,098,309
	Nitori Holdings Co. Ltd.	5,100	597,233
	Nitta Corp.	4,800	111,505
	Nitta Gelatin, Inc.	3,200	14,812
	Nitto Denko Corp.	110,500	1,960,180
	Nitto Fuji Flour Milling Co. Ltd.	600	25,173
	Nitto Kogyo Corp.	7,300	136,595
	Nitto Kohki Co. Ltd.	3,400	51,186
	Nitto Seiko Co. Ltd.	6,900	25,800
	Nittoc Construction Co. Ltd.	6,700	45,798
	Nittoku Co. Ltd.	2,600	35,228
#	NJS Co. Ltd.	1,500	37,974
	Noevir Holdings Co. Ltd.	3,600	107,263
	Nojima Corp.	17,000	255,521
	NOK Corp.	14,900	225,444
	Nomura Holdings, Inc. (8604 JP)	163,500	1,062,976
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	396,881
#	Nomura Micro Science Co. Ltd.	2,700	44,879
	Nomura Real Estate Holdings, Inc.	17,100	454,495
		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	14,989	$506,437
	Noritake Co. Ltd.	5,400	133,845
	Noritsu Koki Co. Ltd.	5,600	181,082
	Noritz Corp.	6,900	75,526
	North Pacific Bank Ltd.	74,016	250,162
	NPR-RIKEN Corp.	4,846	79,152
	NS Solutions Corp.	6,800	172,970
	NS Tool Co. Ltd.	3,500	17,141
	NSD Co. Ltd.	15,900	335,711
	NSK Ltd.	80,802	350,746
	NSW, Inc.	1,800	33,639
	NTN Corp.	111,021	177,832
	NTT Data Group Corp.	46,900	910,169
	Oat Agrio Co. Ltd.	1,200	15,354
#	Obara Group, Inc.	2,300	56,245
	Obayashi Corp.	63,100	847,441
	OBIC Business Consultants Co. Ltd.	800	40,103
	Obic Co. Ltd.	19,500	582,373
#	Odakyu Electric Railway Co. Ltd.	33,199	314,890
	Ogaki Kyoritsu Bank Ltd.	8,600	118,770
	Ohara, Inc.	1,700	12,326
#	Ohashi Technica, Inc.	3,300	42,665
	Ohba Co. Ltd.	1,700	10,721
	Ohsho Food Service Corp.	8,400	156,394
	OIE Sangyo Co. Ltd.	600	7,417
	Oiles Corp.	6,140	96,519
	Oita Bank Ltd.	3,900	79,097
	Oji Holdings Corp.	150,400	607,431
	Okabe Co. Ltd.	10,200	48,336
	Okada Aiyon Corp.	800	10,000
	Okamoto Machine Tool Works Ltd.	2,000	48,313
	Okamura Corp.	12,400	158,521
	Okasan Securities Group, Inc.	37,500	154,993
	Oki Electric Industry Co. Ltd.	25,248	157,859
	Okinawa Cellular Telephone Co.	6,400	175,731
	Okinawa Financial Group, Inc.	5,480	93,467
	OKUMA Corp.	13,400	302,246
	Okumura Corp.	8,000	201,247
	Okura Industrial Co. Ltd.	2,600	50,585
#	Okuwa Co. Ltd.	8,300	42,613
	Olympus Corp.	15,800	239,781
	Omron Corp.	9,960	328,577
	Onoken Co. Ltd.	5,400	53,939

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Onward Holdings Co. Ltd.	25,100	$100,520
	Open House Group Co. Ltd.	17,900	585,571
	Open Up Group, Inc.	11,700	142,135
	Optex Group Co. Ltd.	8,100	85,680
*	Optim Corp.	3,400	16,841
	Optorun Co. Ltd.	5,306	61,800
	Oracle Corp. Japan	2,900	264,740
	Organo Corp.	7,200	356,404
	Orient Corp.	14,980	78,842
	Oriental Consultants Holdings Co. Ltd.	500	17,505
#	Oriental Land Co. Ltd.	32,600	732,655
	Oriental Shiraishi Corp.	31,900	81,141
	ORIX Corp. (8591 JP)	70,100	1,480,710
	Oro Co. Ltd.	2,400	38,188
	Osaka Gas Co. Ltd.	20,800	408,943
#	Osaka Organic Chemical Industry Ltd.	3,600	62,968
#	Osaka Steel Co. Ltd.	1,800	27,110
#	OSAKA Titanium Technologies Co. Ltd.	7,600	92,436
	Osaki Electric Co. Ltd.	11,100	53,728
	OSG Corp.	17,800	197,000
	Otsuka Corp.	16,200	365,224
	OUG Holdings, Inc.	1,000	16,720
	Oval Corp.	3,800	8,837
	Oyo Corp.	5,800	96,405
#	Ozu Corp.	700	7,681
	Pacific Industrial Co. Ltd.	11,876	116,286
	Pack Corp.	3,300	74,975
	PAL GROUP Holdings Co. Ltd.	10,000	220,618
	PALTAC Corp.	6,210	173,530
	Pan Pacific International Holdings Corp.	32,200	896,491
	Panasonic Holdings Corp.	151,701	1,547,914
	Paraca, Inc.	1,500	17,829
	Paramount Bed Holdings Co. Ltd.	8,400	151,702
	Park24 Co. Ltd.	31,200	411,951
	Parker Corp.	3,000	16,009
	Pasona Group, Inc.	6,100	78,854
	Pegasus Co. Ltd.	5,300	16,799
	Penta-Ocean Construction Co. Ltd.	72,800	307,097
		Shares	Value»
JAPAN — (Continued)
#	People Dreams & Technologies Group Co. Ltd.	1,400	$14,512
*	PeptiDream, Inc.	21,307	292,436
	Persol Holdings Co. Ltd.	368,334	561,169
	Pharma Foods International Co. Ltd.	4,400	27,858
#	PHC Holdings Corp.	6,400	42,816
#*	PIA Corp.	1,400	28,520
	Pickles Holdings Co. Ltd.	2,400	16,545
	Pigeon Corp.	18,975	179,817
	PILLAR Corp.	5,000	136,333
	Pilot Corp.	5,900	167,334
	Piolax, Inc.	7,100	106,898
	Plus Alpha Consulting Co. Ltd.	6,400	73,845
	Port, Inc.	1,900	23,471
*	PR Times Corp.	900	12,547
	Premium Group Co. Ltd.	8,700	146,984
	Premium Water Holdings, Inc.	700	13,086
	Press Kogyo Co. Ltd.	21,600	78,651
#	Pressance Corp.	7,400	113,685
	Prestige International, Inc.	20,100	90,696
	Prima Meat Packers Ltd.	5,699	80,508
	Procrea Holdings, Inc.	7,208	81,123
#	Pronexus, Inc.	5,200	44,663
	Pro-Ship, Inc.	1,900	19,058
	Proto Corp.	6,700	53,859
	PS Construction Co. Ltd.	2,490	18,977
	QB Net Holdings Co. Ltd.	1,301	8,535
	Qol Holdings Co. Ltd.	11,000	103,877
	Quick Co. Ltd.	2,900	41,412
	Raccoon Holdings, Inc.	4,100	23,878
	Raito Kogyo Co. Ltd.	8,000	112,931
	Raiznext Corp.	7,900	78,904
	Raksul, Inc.	12,200	106,114
	Rakus Co. Ltd.	19,800	245,928
*	Rakuten Bank Ltd.	13,700	420,541
*	Rakuten Group, Inc.	25,200	158,235
	Rasa Corp.	2,700	24,819
	Rasa Industries Ltd.	2,100	33,477
	Recruit Holdings Co. Ltd.	60,400	4,215,447
	Relo Group, Inc.	23,400	286,800
	Renaissance, Inc.	2,000	13,371
	Renesas Electronics Corp.	122,799	1,644,828

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rengo Co. Ltd.	49,100	$277,525
#*	RENOVA, Inc.	9,500	37,770
	Resol Holdings Co. Ltd.	300	10,148
	Resona Holdings, Inc.	182,363	1,353,576
	Resonac Holdings Corp.	40,918	991,921
	Resorttrust, Inc.	17,200	360,541
	Restar Corp.	4,900	78,955
	Retail Partners Co. Ltd.	6,800	55,932
	Rheon Automatic Machinery Co. Ltd.	3,400	32,171
#	Rhythm Co. Ltd.	1,100	26,980
	Ricoh Co. Ltd.	59,948	687,503
	Ricoh Leasing Co. Ltd.	4,500	148,701
	Riken Keiki Co. Ltd.	5,800	116,164
	Riken Technos Corp.	12,300	80,901
	Riken Vitamin Co. Ltd.	5,200	79,097
#	Ringer Hut Co. Ltd.	3,800	55,748
	Rinnai Corp.	12,500	275,536
	Rion Co. Ltd.	2,800	50,059
#	Riso Kyoiku Co. Ltd.	600	1,154
	Rix Corp.	800	15,019
	Rohm Co. Ltd.	53,200	506,661
	Rohto Pharmaceutical Co. Ltd.	17,000	288,196
	Rokko Butter Co. Ltd.	3,500	27,904
	Roland Corp.	3,800	96,768
#	Rorze Corp.	27,000	294,348
	Round One Corp.	48,900	412,703
#	Royal Holdings Co. Ltd.	7,500	124,565
	Ryobi Ltd.	5,500	80,432
	RYODEN Corp.	3,500	56,300
	Ryohin Keikaku Co. Ltd.	44,200	1,171,160
	Ryoyo Ryosan Holdings, Inc.	4,376	70,774
	S Foods, Inc.	5,100	82,430
	S&B Foods, Inc.	1,700	56,650
#	Sac's Bar Holdings, Inc.	4,300	25,619
	Saibu Gas Holdings Co. Ltd.	3,900	42,991
	Sakai Chemical Industry Co. Ltd.	3,500	57,455
	Sakai Heavy Industries Ltd.	1,800	27,078
	Sakai Moving Service Co. Ltd.	4,600	71,474
	Sakata INX Corp.	11,900	130,756
	Sakata Seed Corp.	5,800	136,998
	Sala Corp.	14,300	76,069
#	Samco, Inc.	500	9,463
	San Holdings, Inc.	5,200	35,005
		Shares	Value»
JAPAN — (Continued)
	San ju San Financial Group, Inc.	6,050	$93,869
	San-A Co. Ltd.	6,800	129,418
	San-Ai Obbli Co. Ltd.	15,800	183,067
	Sangetsu Corp.	11,000	204,445
	San-In Godo Bank Ltd.	34,576	295,544
*	Sanix, Inc.	6,100	8,966
*	Sanken Electric Co. Ltd.	5,700	223,871
	Sanki Engineering Co. Ltd.	9,000	181,201
	Sanko Gosei Ltd.	6,700	29,761
	Sanko Metal Industrial Co. Ltd.	800	31,392
	Sankyo Frontier Co. Ltd.	2,200	29,315
	Sankyo Seiko Co. Ltd.	8,500	33,560
	Sankyo Tateyama, Inc.	6,600	25,504
	Sankyu, Inc.	11,700	417,880
	Sanoh Industrial Co. Ltd.	10,200	47,185
	Sanrio Co. Ltd.	14,100	526,146
	Sansei Technologies, Inc.	2,400	20,615
	Sanshin Electronics Co. Ltd.	2,600	32,666
#	Santec Holdings Corp.	1,400	55,174
	Santen Pharmaceutical Co. Ltd.	74,700	751,693
	Sanwa Holdings Corp.	33,200	1,039,093
	Sanyo Chemical Industries Ltd.	3,100	78,183
#	Sanyo Denki Co. Ltd.	4,000	241,848
	Sanyo Shokai Ltd.	2,599	51,043
	Sanyo Special Steel Co. Ltd.	3,700	47,507
	Sanyo Trading Co. Ltd.	6,100	58,969
#	Sata Construction Co. Ltd.	2,200	14,076
#	Sato Foods Co. Ltd.	300	13,699
	Sato Holdings Corp.	6,719	95,295
	Sato Shoji Corp.	3,600	33,661
#	Satori Electric Co. Ltd.	3,200	34,429
	SAXA, Inc.	1,500	27,692
*	SBI ARUHI Corp.	4,510	25,808
#	SBI Global Asset Management Co. Ltd.	6,900	30,917
	SBI Holdings, Inc.	24,600	709,140

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SBI Sumishin Net Bank Ltd.	5,500	$167,604
	SBS Holdings, Inc.	6,000	95,371
	SCREEN Holdings Co. Ltd.	12,200	850,124
	Scroll Corp.	11,000	76,351
	SCSK Corp.	17,100	378,612
	SEC Carbon Ltd.	2,500	35,237
	Seibu Electric & Machinery Co. Ltd.	1,200	15,249
	Seibu Holdings, Inc.	22,500	485,280
	Seika Corp.	2,100	60,987
	Seikagaku Corp.	10,600	54,167
#	Seikitokyu Kogyo Co. Ltd.	6,100	60,630
	Seiko Epson Corp.	31,200	563,824
	Seiko Group Corp.	7,899	270,277
	Seino Holdings Co. Ltd.	29,700	448,343
#	Seiren Co. Ltd.	9,300	160,619
	Sekisui Chemical Co. Ltd.	39,800	659,589
#	Sekisui House Ltd.	35,500	815,896
	Sekisui Jushi Corp.	6,600	83,462
#	Sekisui Kasei Co. Ltd.	7,400	16,792
	SEMITEC Corp.	2,100	24,627
	Senko Group Holdings Co. Ltd.	31,000	310,805
	Senshu Electric Co. Ltd.	3,200	103,768
	Senshu Ikeda Holdings, Inc.	61,400	173,651
#*	Senshukai Co. Ltd.	8,300	12,351
	Seria Co. Ltd.	9,800	168,225
	Seven & i Holdings Co. Ltd.	236,100	3,769,042
	Seven Bank Ltd.	153,100	303,665
	SG Holdings Co. Ltd.	48,600	458,027
*	Sharp Corp.	22,057	132,468
	Shibaura Electronics Co. Ltd.	4,600	94,168
	Shibaura Machine Co. Ltd.	3,900	89,806
#	Shibaura Mechatronics Corp.	3,000	157,026
	Shibusawa Logistics Corp.	2,600	51,674
	Shibuya Corp.	4,300	101,082
#*	SHIFT, Inc.	43,500	358,782
	Shiga Bank Ltd.	9,400	279,324
	Shikibo Ltd.	2,900	18,853
	Shikoku Bank Ltd.	9,300	72,951
	Shikoku Kasei Holdings Corp.	9,300	114,738
	Shima Seiki Manufacturing Ltd.	6,400	42,076
	Shimadaya Corp.	1,500	13,849
		Shares	Value»
JAPAN — (Continued)
	Shimamura Co. Ltd.	7,200	$409,687
	Shimano, Inc.	3,019	423,643
#	Shimizu Bank Ltd.	3,400	32,881
	Shimizu Corp.	70,600	612,122
#	Shimojima Co. Ltd.	2,400	20,387
	Shin Nippon Air Technologies Co. Ltd.	5,600	69,288
	Shinagawa Refractories Co. Ltd.	12,100	135,133
	Shindengen Electric Manufacturing Co. Ltd.	2,200	34,331
	Shin-Etsu Chemical Co. Ltd.	83,000	2,573,184
	Shin-Etsu Polymer Co. Ltd.	10,400	108,751
#	Shinki Bus Co. Ltd.	600	13,343
*	Shinko Electric Industries Co. Ltd.	10,400	392,146
	Shinko Shoji Co. Ltd.	7,600	49,640
	Shinmaywa Industries Ltd.	16,000	139,335
	Shinnihon Corp.	8,500	87,622
	Shinnihonseiyaku Co. Ltd.	2,400	30,224
	Shinsho Corp.	1,400	55,176
	Shinwa Co. Ltd. (3447 JP)	1,900	9,156
	Shinwa Co. Ltd. (7607 JP)	2,600	49,570
	Ship Healthcare Holdings, Inc.	20,300	277,056
#	Shizuoka Financial Group, Inc.	62,600	558,545
	Shizuoka Gas Co. Ltd.	11,000	71,213
	SHO-BOND Holdings Co. Ltd.	7,700	249,520
	Shoei Co. Ltd.	12,500	173,360
	Shoei Foods Corp.	1,100	29,085
	Showa Sangyo Co. Ltd.	5,300	94,448
	SIGMAXYZ Holdings, Inc.	13,000	78,447
	Siix Corp.	10,000	72,793
*	Simplex Holdings, Inc.	7,900	147,576
	Sinanen Holdings Co. Ltd.	1,900	79,280
#	Sinko Industries Ltd.	13,500	107,796
	Sintokogio Ltd.	10,000	59,853
	SK Kaken Co. Ltd.	1,300	74,991
	SK-Electronics Co. Ltd.	2,100	26,454

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SKY Perfect JSAT Holdings, Inc.	45,400	$272,008
	Skylark Holdings Co. Ltd.	45,300	716,717
#*	Smaregi, Inc.	1,500	25,700
	SMC Corp.	600	227,032
#	SMK Corp.	1,100	20,047
	SMS Co. Ltd.	17,006	182,104
#	Socionext, Inc.	34,000	526,907
	Soda Nikka Co. Ltd.	4,200	30,363
	Sodick Co. Ltd.	13,900	74,098
	Soft99 Corp.	3,800	35,354
	SoftBank Corp.	1,238,000	1,592,393
	SoftBank Group Corp.	62,300	3,808,503
	Softcreate Holdings Corp.	3,600	53,381
	Software Service, Inc.	600	45,745
	Sohgo Security Services Co. Ltd.	66,200	444,702
	Soken Chemical & Engineering Co. Ltd.	2,200	49,234
	Solasto Corp.	16,700	50,948
	Soliton Systems KK	2,100	15,564
	Sompo Holdings, Inc.	78,800	2,197,421
	Sony Group Corp. (6758 JP)	368,000	8,121,518
	Sotetsu Holdings, Inc.	12,842	212,731
	Space Co. Ltd.	4,390	31,494
	Sparx Group Co. Ltd.	4,840	45,699
	SPK Corp.	2,200	29,819
	S-Pool, Inc.	16,400	29,776
	Square Enix Holdings Co. Ltd.	5,200	210,772
	SRA Holdings	2,600	72,317
#*	SRE Holdings Corp.	1,500	32,452
#	SRS Holdings Co. Ltd.	5,000	38,200
#	St. Care Holding Corp.	2,700	12,971
	Stanley Electric Co. Ltd.	23,800	397,006
	Star Mica Holdings Co. Ltd.	8,800	48,339
	Star Micronics Co. Ltd.	10,000	125,689
	Startia Holdings, Inc.	2,000	28,681
	Starts Corp., Inc.	9,300	231,021
	Starzen Co. Ltd.	4,200	78,540
	Stella Chemifa Corp.	1,100	31,418
	Step Co. Ltd.	2,300	32,355
	STI Foods Holdings, Inc.	1,500	14,130
	Strike Co. Ltd.	2,200	44,796
#	Studio Alice Co. Ltd.	3,200	43,964
	Subaru Corp.	131,300	2,287,167
		Shares	Value»
JAPAN — (Continued)
#	Subaru Enterprise Co. Ltd.	2,000	$43,532
	Sugi Holdings Co. Ltd.	18,200	316,505
	Sugimoto & Co. Ltd.	5,200	44,250
#	SUMCO Corp.	88,000	649,705
	Sumida Corp.	9,800	57,444
	Sumitomo Densetsu Co. Ltd.	4,100	131,452
	Sumitomo Electric Industries Ltd.	72,600	1,356,322
	Sumitomo Forestry Co. Ltd.	34,900	1,193,081
	Sumitomo Heavy Industries Ltd.	21,919	451,700
	Sumitomo Metal Mining Co. Ltd.	23,000	525,230
	Sumitomo Mitsui Construction Co. Ltd.	22,120	59,333
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	3,681,679
#	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	11,351	168,903
	Sumitomo Mitsui Trust Group, Inc.	42,000	1,056,103
	Sumitomo Realty & Development Co. Ltd.	28,200	974,406
	Sumitomo Riko Co. Ltd.	11,100	129,194
	Sumitomo Rubber Industries Ltd.	45,525	530,687
	Sumitomo Seika Chemicals Co. Ltd.	2,400	71,702
	Sumitomo Warehouse Co. Ltd.	14,500	252,669
	Sun Frontier Fudousan Co. Ltd.	8,800	113,760
	Sundrug Co. Ltd.	16,200	438,410
	Suntory Beverage & Food Ltd.	13,100	406,916
	Sun-Wa Technos Corp.	3,300	48,249
#	SUNWELS Co. Ltd.	1,900	7,795
	Suruga Bank Ltd.	34,600	268,951
#	Suzuden Corp.	2,300	28,181
	Suzuken Co. Ltd.	13,750	429,183
	Suzuki Co. Ltd.	4,100	46,208
	Suzuki Motor Corp.	126,400	1,512,527
	SWCC Corp.	8,300	404,716
	System Research Co. Ltd.	2,400	25,101

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	System Support Holdings, Inc.	1,800	$22,980
#	Systems Engineering Consultants Co. Ltd.	500	15,677
	Systena Corp.	71,800	164,157
#	Syuppin Co. Ltd.	3,700	26,323
	T Hasegawa Co. Ltd.	6,900	133,024
	T RAD Co. Ltd.	1,500	34,783
	T&D Holdings, Inc.	44,300	842,800
	Tachibana Eletech Co. Ltd.	4,880	83,686
	Tachikawa Corp.	2,800	25,574
	Tachi-S Co. Ltd.	9,100	108,246
#	Tadano Ltd.	25,100	185,994
	Taihei Dengyo Kaisha Ltd.	2,500	77,534
	Taiho Kogyo Co. Ltd.	4,700	19,418
	Taikisha Ltd.	5,100	153,503
	Taiko Bank Ltd.	1,300	12,986
	Taisei Corp.	11,900	499,235
	Taisei Lamick Co. Ltd.	1,500	24,432
	Taiyo Holdings Co. Ltd.	10,200	274,356
#	Taiyo Yuden Co. Ltd.	26,500	370,500
	Takamatsu Construction Group Co. Ltd.	3,700	65,341
#	Takamiya Co. Ltd.	11,977	31,674
	Takaoka Toko Co. Ltd.	3,000	40,594
	Takara & Co. Ltd.	3,000	60,207
	Takara Standard Co. Ltd.	10,400	112,373
	Takasago International Corp.	3,600	124,865
	Takasago Thermal Engineering Co. Ltd.	9,400	366,112
	Takashima & Co. Ltd.	2,400	19,850
#	Takashimaya Co. Ltd.	67,600	573,916
	TAKEBISHI Corp.	2,200	27,277
#	Takeuchi Manufacturing Co. Ltd.	8,400	294,032
	Taki Chemical Co. Ltd.	900	19,317
	Takuma Co. Ltd.	8,100	87,676
#	Tama Home Co. Ltd.	4,700	99,498
	Tamron Co. Ltd.	8,600	251,583
#	Tamura Corp.	22,300	85,550
#	Tanseisha Co. Ltd.	9,100	52,736
	TASUKI Holdings, Inc.	3,800	16,513
	Tayca Corp.	4,200	40,932
	Tazmo Co. Ltd.	1,400	18,603
	TBS Holdings, Inc.	7,500	204,049
		Shares	Value»
JAPAN — (Continued)
	TDC Soft, Inc.	7,600	$68,529
	TDK Corp. (6762 JP)	243,000	2,937,214
	TechMatrix Corp.	8,400	136,264
	Techno Medica Co. Ltd.	900	10,217
	Techno Ryowa Ltd.	1,600	26,435
	Techno Smart Corp.	2,600	29,682
	TechnoPro Holdings, Inc.	23,900	477,057
	Tecnos Japan, Inc.	1,700	9,097
	Teikoku Electric Manufacturing Co. Ltd.	2,400	43,217
	Teikoku Sen-I Co. Ltd.	4,600	70,586
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	24,123
	Tekken Corp.	3,300	54,080
	Tenma Corp.	4,400	79,639
#	Tenpos Holdings Co. Ltd.	600	13,627
	Tera Probe, Inc.	800	16,215
	Terasaki Electric Co. Ltd.	600	9,253
	Terumo Corp.	16,300	306,015
	Tess Holdings Co. Ltd.	10,300	17,866
	THK Co. Ltd.	23,100	569,787
	Tigers Polymer Corp.	3,500	16,002
	TIS, Inc.	23,600	521,826
	TKC Corp.	5,700	139,924
	Toa Corp. (1885 JP)	21,800	166,530
#	Toa Corp. (6809 JP)	6,200	37,888
	TOA ROAD Corp.	12,000	100,986
	TOBISHIMA HOLDINGS, Inc.	5,970	63,414
	Tobu Railway Co. Ltd.	18,400	316,660
	TOC Co. Ltd.	9,500	39,526
	Tocalo Co. Ltd.	13,600	157,614
#	Tochigi Bank Ltd.	29,200	54,694
	Toda Corp.	64,100	388,031
	Toei Animation Co. Ltd.	5,900	120,721
	Toei Co. Ltd.	3,000	110,018
	Toenec Corp.	15,500	102,177
	Toho Bank Ltd.	51,400	102,522
#	Toho Co. Ltd. (8142 JP)	2,500	44,540
	Toho Co. Ltd. (9602 JP)	3,800	171,254
	Toho Gas Co. Ltd.	8,500	213,345
	Toho Holdings Co. Ltd.	13,200	364,924
	Toho Titanium Co. Ltd.	8,500	56,743
*	Toho Zinc Co. Ltd.	3,500	11,687
	Tohoku Bank Ltd.	1,800	13,169
	Tokai Carbon Co. Ltd.	49,300	274,568

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Corp.	4,900	$69,439
	TOKAI Holdings Corp.	24,539	149,357
	Tokai Rika Co. Ltd.	14,300	210,081
	Tokai Tokyo Financial Holdings, Inc.	49,200	160,590
	Token Corp.	1,810	144,819
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	3,915,123
	Tokushu Tokai Paper Co. Ltd.	2,300	52,926
	Tokyo Century Corp.	37,100	359,075
	Tokyo Electron Device Ltd.	5,400	108,948
	Tokyo Electron Ltd.	19,200	3,238,730
	Tokyo Energy & Systems, Inc.	4,500	31,417
	Tokyo Gas Co. Ltd.	19,800	560,118
	Tokyo Individualized Educational Institute, Inc.	3,700	8,363
	Tokyo Kiraboshi Financial Group, Inc.	6,422	198,599
	Tokyo Ohka Kogyo Co. Ltd.	13,200	294,116
#	Tokyo Sangyo Co. Ltd.	6,600	31,472
	Tokyo Seimitsu Co. Ltd.	8,700	411,904
	Tokyo Steel Manufacturing Co. Ltd.	13,700	137,944
	Tokyo Tatemono Co. Ltd.	46,900	723,250
	Tokyu Construction Co. Ltd.	21,564	102,437
	Tokyu Corp.	27,700	316,121
	Tokyu Fudosan Holdings Corp.	151,043	969,799
	Toli Corp.	10,700	32,001
#	Tomato Bank Ltd.	1,400	11,309
	Tomoe Corp.	5,400	41,375
	Tomoe Engineering Co. Ltd.	2,000	48,948
	Tomoku Co. Ltd.	3,500	53,268
	TOMONY Holdings, Inc.	46,900	136,164
	Tomy Co. Ltd.	21,600	665,629
	Tonami Holdings Co. Ltd.	1,300	54,747
	Topcon Corp.	22,000	411,813
	TOPPAN Holdings, Inc.	23,300	653,961
	Topre Corp.	11,300	138,057
#	Topy Industries Ltd.	4,200	56,135
		Shares	Value»
JAPAN — (Continued)
	Toray Industries, Inc.	127,700	$886,107
#	Torex Semiconductor Ltd.	1,600	12,039
#	Toridoll Holdings Corp.	11,600	281,397
	Torigoe Co. Ltd.	4,100	19,325
	Torii Pharmaceutical Co. Ltd.	3,700	118,392
	Torishima Pump Manufacturing Co. Ltd.	4,500	65,750
	Tosei Corp.	8,900	136,827
	Toshiba TEC Corp.	8,700	190,794
	Tosho Co. Ltd.	3,800	16,937
	Tosoh Corp.	41,600	553,480
	Totech Corp.	6,300	96,134
	Totetsu Kogyo Co. Ltd.	5,000	103,394
#	TOTO Ltd.	15,299	373,957
#	Tottori Bank Ltd.	2,400	20,096
	Toukei Computer Co. Ltd.	1,400	39,302
	Tow Co. Ltd.	9,200	18,472
#	Towa Bank Ltd.	9,200	39,708
#	Towa Corp.	8,900	117,364
	Towa Pharmaceutical Co. Ltd.	7,500	145,199
	Toyo Construction Co. Ltd.	22,500	201,984
	Toyo Corp.	5,600	51,160
	Toyo Engineering Corp.	7,919	36,732
#	Toyo Gosei Co. Ltd.	1,400	47,167
	Toyo Kanetsu KK	2,200	55,553
#	Toyo Machinery & Metal Co. Ltd.	4,900	20,095
	Toyo Seikan Group Holdings Ltd.	23,700	359,847
	Toyo Suisan Kaisha Ltd.	5,700	368,312
	Toyo Tire Corp.	28,500	468,465
	Toyobo Co. Ltd.	24,100	152,359
	Toyoda Gosei Co. Ltd.	16,500	294,891
	Toyota Boshoku Corp.	21,700	288,030
	Toyota Industries Corp.	5,600	467,247
	TPR Co. Ltd.	5,900	90,889
#	Traders Holdings Co. Ltd.	4,900	31,066
	Transaction Co. Ltd.	3,200	39,845
#*	Transaction Media Networks, Inc.	4,700	11,000
	Transcosmos, Inc.	4,363	90,220
	TRE Holdings Corp.	20,400	205,173
#	Treasure Factory Co. Ltd.	3,800	40,500

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Trend Micro, Inc. (4704 JP)	11,500	$681,263
	Trinity Industrial Corp.	1,700	12,059
	Trusco Nakayama Corp.	10,900	145,206
	TS Tech Co. Ltd.	21,900	248,206
	TSI Holdings Co. Ltd.	13,100	104,524
	Tsubaki Nakashima Co. Ltd.	11,229	33,675
	Tsubakimoto Chain Co.	22,284	273,802
#	Tsubakimoto Kogyo Co. Ltd.	3,600	45,961
	Tsugami Corp.	10,600	113,351
	Tsukishima Holdings Co. Ltd.	6,600	62,395
	Tsukuba Bank Ltd.	28,700	47,405
	Tsuruha Holdings, Inc.	8,000	489,624
	Tsurumi Manufacturing Co. Ltd.	4,800	104,124
#	Tsutsumi Jewelry Co. Ltd.	2,200	33,365
#	Tsuzuki Denki Co. Ltd.	1,700	30,461
	TV Asahi Holdings Corp.	6,600	104,340
	Tv Tokyo Holdings Corp.	2,500	51,608
#	TYK Corp.	3,500	9,277
	UACJ Corp.	10,500	360,742
	UBE Corp.	800	11,766
	Uchida Yoko Co. Ltd.	2,300	100,767
	Ueki Corp.	400	4,081
	ULS Group, Inc.	1,300	41,544
	Ulvac, Inc.	6,100	239,902
#	U-Next Holdings Co. Ltd.	15,600	186,911
	Unicharm Corp.	65,100	508,419
	Unipres Corp.	10,600	74,835
	United Arrows Ltd.	5,900	100,066
#	United Super Markets Holdings, Inc.	15,400	77,324
	Urbanet Corp. Co. Ltd.	9,100	25,167
	User Local, Inc.	1,200	14,017
	Ushio, Inc.	24,900	333,846
	USS Co. Ltd.	50,000	448,314
	UT Group Co. Ltd.	7,400	104,370
	V Technology Co. Ltd.	2,900	43,381
	Valor Holdings Co. Ltd.	10,051	141,273
	Valqua Ltd.	4,100	86,170
#	Value HR Co. Ltd.	4,100	39,989
	ValueCommerce Co. Ltd.	5,100	39,597
#	Vector, Inc.	6,200	41,544
		Shares	Value»
JAPAN — (Continued)
	Vertex Corp.	6,180	$78,093
	Vision, Inc.	8,200	61,541
*	Visional, Inc.	5,100	252,994
	Vital KSK Holdings, Inc.	10,000	76,223
	VT Holdings Co. Ltd.	29,700	100,094
	Wacoal Holdings Corp.	10,700	373,369
	Wacom Co. Ltd.	25,500	109,737
	Wakachiku Construction Co. Ltd.	2,500	59,312
	Wakita & Co. Ltd.	10,600	123,192
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	61,038
	Waseda Academy Co. Ltd.	2,000	25,352
	Watahan & Co. Ltd.	3,100	33,429
#	WATAMI Co. Ltd.	4,800	28,399
	WDB Holdings Co. Ltd.	1,900	21,145
	Weathernews, Inc.	2,600	59,040
#	Welcia Holdings Co. Ltd.	17,760	255,608
	Wellneo Sugar Co. Ltd.	2,200	32,631
	Wellnet Corp.	2,900	15,812
#	West Holdings Corp.	5,757	58,461
	Will Group, Inc.	6,500	42,185
*	WingArc1st, Inc.	5,200	114,800
	With U.S. Corp.	1,000	15,000
	Workman Co. Ltd.	2,300	64,382
	World Co. Ltd.	7,700	122,950
	World Holdings Co. Ltd.	3,400	44,403
#*	W-Scope Corp.	2,800	4,531
	Xebio Holdings Co. Ltd.	6,900	55,882
	Yahagi Construction Co. Ltd.	9,100	90,648
	Yakult Honsha Co. Ltd.	8,098	147,899
	YAKUODO Holdings Co. Ltd.	3,000	37,140
	YAMABIKO Corp.	14,400	253,483
	YAMADA Consulting Group Co. Ltd.	2,400	29,634
	Yamada Holdings Co. Ltd.	87,091	255,717
#	Yamae Group Holdings Co. Ltd.	4,000	51,954
	Yamagata Bank Ltd.	7,399	49,645
	Yamaguchi Financial Group, Inc.	46,300	515,979
	Yamaha Corp.	44,700	316,133
	Yamaha Motor Co. Ltd.	162,500	1,359,412

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaichi Electronics Co. Ltd.	3,800	$56,895
#	Yamami Co.	500	10,809
	Yamanashi Chuo Bank Ltd.	7,300	106,557
	Yamatane Corp.	2,600	63,674
	Yamato Corp.	4,700	39,732
	Yamato Holdings Co. Ltd.	37,146	444,934
	Yamato Kogyo Co. Ltd.	7,500	371,143
	Yamaura Corp.	2,200	17,675
	Yamazaki Baking Co. Ltd.	26,200	471,115
	Yamazen Corp.	15,200	130,911
	Yaoko Co. Ltd.	4,900	286,568
	Yaskawa Electric Corp.	10,800	313,559
	Yasuda Logistics Corp.	4,800	54,564
#	YE DIGITAL Corp.	3,200	13,063
	Yellow Hat Ltd.	10,000	176,385
	Yodogawa Steel Works Ltd.	5,700	206,398
	Yokogawa Bridge Holdings Corp.	10,100	175,428
	Yokogawa Electric Corp.	14,500	318,291
	Yokohama Rubber Co. Ltd.	32,600	733,954
	Yokorei Co. Ltd.	12,100	67,539
	Yokowo Co. Ltd.	5,325	56,009
	Yondenko Corp.	8,100	79,925
	Yonex Co. Ltd.	13,900	187,011
	Yonkyu Co. Ltd.	800	10,856
	Yorozu Corp.	5,900	39,038
#	Yoshinoya Holdings Co. Ltd.	12,285	232,949
#	Yotai Refractories Co. Ltd.	3,800	41,465
	Yuasa Trading Co. Ltd.	4,800	136,357
	Yukiguni Maitake Co. Ltd.	7,000	52,656
	Yurtec Corp.	10,600	119,061
	Yushin Precision Equipment Co. Ltd.	4,600	20,368
	Yushiro Chemical Industry Co. Ltd.	2,000	27,090
	Yutaka Giken Co. Ltd.	1,400	18,059
	Zacros Corp.	4,300	110,257
	Zaoh Co. Ltd.	800	12,217
	Zenitaka Corp.	600	15,229
	Zenkoku Hosho Co. Ltd.	10,300	365,421
	Zenrin Co. Ltd.	6,800	38,632
	Zensho Holdings Co. Ltd.	11,600	639,946
		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	33,300	$309,560
	ZERIA Pharmaceutical Co. Ltd.	5,900	84,855
#	ZIGExN Co. Ltd.	15,100	44,988
	Zojirushi Corp.	2,600	28,202
	ZOZO, Inc.	11,300	370,668
#	Zuiko Corp.	4,100	35,258
TOTAL JAPAN			369,864,534
NETHERLANDS — (4.2%)
	Aalberts NV	24,191	853,868
Ω	ABN AMRO Bank NV	75,889	1,272,895
	Acomo NV	5,752	108,109
*Ω	Adyen NV	686	1,107,284
	Aegon Ltd. (AEG US)	75,866	493,129
#	Aegon Ltd. (AGN NA)	236,073	1,541,201
	Akzo Nobel NV	22,455	1,275,412
*Ω	Alfen NV	3,346	49,132
	Allfunds Group PLC	92,370	474,994
#	AMG Critical Materials NV	8,387	121,707
	Aperam SA	11,909	328,653
	Arcadis NV	18,005	1,027,915
	ASM International NV	4,632	2,687,410
	ASML Holding NV (ASML NA)	1,474	1,090,411
	ASML Holding NV (ASML US)	16,394	12,120,167
	ASR Nederland NV	49,353	2,431,968
*Ω	Basic-Fit NV	8,219	207,880
	BE Semiconductor Industries NV	11,624	1,482,425
#	Brunel International NV	4,722	45,846
	Coca-Cola Europacific Partners PLC	17,777	1,396,460
	Corbion NV	17,357	405,233
Ω	CTP NV	18,973	315,445
	Flow Traders Ltd.	10,418	261,773
	ForFarmers NV	11,164	39,376
	Fugro NV	30,956	494,116
	HAL Trust	1,635	202,775
*	Havas NV	116,631	183,788
	IMCD NV	10,716	1,678,129
	ING Groep NV (INGA NA)	157,316	2,614,732
*	InPost SA	57,936	947,806
	JDE Peet's NV	10,551	184,284
*Ω	Just Eat Takeaway.com NV (JET LN)	19,510	237,517
#	Kendrion NV	3,940	42,067
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	4,093,722
	Koninklijke BAM Groep NV	83,795	367,869

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Heijmans NV	8,810	$293,555
	Koninklijke KPN NV	978,333	3,540,119
#*	Koninklijke Philips NV (PHG US)	53,720	1,481,595
*	Koninklijke Philips NV (PHIA NA)	9,309	256,577
	Koninklijke Vopak NV	22,921	1,052,094
#	Nedap NV	1,486	91,605
	NN Group NV	66,887	3,069,862
#*	NX Filtration NV	1,334	4,096
#*	Pharming Group NV	110,090	98,608
#	PostNL NV	75,595	76,930
	Prosus NV (PRX NA)	44,794	1,711,020
	Randstad NV	22,122	955,007
	SBM Offshore NV	46,762	873,614
*	SIF Holding NV	1,516	19,152
Ω	Signify NV	31,622	682,614
	Sligro Food Group NV	4,988	54,845
#	TKH Group NV	9,037	332,708
#*	TomTom NV	12,235	64,615
	Universal Music Group NV	68,911	1,922,081
	Van Lanschot Kempen NV	9,112	448,321
	Wolters Kluwer NV	39,187	7,118,789
TOTAL NETHERLANDS			66,333,305
NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	49,435	179,031
	Air New Zealand Ltd.	474,534	168,474
	Auckland International Airport Ltd.	52,914	258,060
#	Briscoe Group Ltd.	7,212	18,921
	Channel Infrastructure NZ Ltd.	78,992	84,981
#	Chorus Ltd. (CNU NZ)	108,198	528,784
	Comvita Ltd.	3,438	1,492
	Contact Energy Ltd.	88,435	463,903
	EBOS Group Ltd.	17,493	394,530
	Fisher & Paykel Healthcare Corp. Ltd.	16,671	352,710
*	Fletcher Building Ltd. (FBU NZ)	227,455	366,070
	Fonterra Co-Operative Group Ltd.	23,363	65,622
	Freightways Group Ltd.	41,625	250,905
#	Genesis Energy Ltd.	31,826	39,467
*	Gentrack Group Ltd.	5,468	39,228
	Hallenstein Glasson Holdings Ltd.	9,781	46,920
#	Heartland Group Holdings Ltd.	210,577	128,156
		Shares	Value»
NEW ZEALAND — (Continued)
#	Infratil Ltd.	41,977	$265,304
#	Investore Property Ltd.	34,398	21,686
*	KMD Brands Ltd.	154,764	35,317
	Mainfreight Ltd.	7,201	292,355
	Manawa Energy Ltd.	11,068	35,303
#	Mercury NZ Ltd.	20,826	74,043
	Meridian Energy Ltd.	36,982	122,959
	Napier Port Holdings Ltd.	14,915	22,712
	NZME Ltd. (NZM AU)	18,597	11,149
	NZX Ltd.	96,996	80,788
#*	Oceania Healthcare Ltd.	146,390	67,684
	Port of Tauranga Ltd.	20,843	76,307
*	Rakon Ltd.	16,547	5,325
#	Restaurant Brands New Zealand Ltd.	9,175	20,555
*	Ryman Healthcare Ltd.	81,239	199,474
	Sanford Ltd.	10,430	27,972
	Scales Corp. Ltd.	27,860	63,753
*	Serko Ltd.	6,176	13,062
	Skellerup Holdings Ltd.	40,677	116,732
	SKY Network Television Ltd.	48,329	76,257
	Spark New Zealand Ltd.	145,740	239,058
	Summerset Group Holdings Ltd.	58,773	429,998
#	Tourism Holdings Ltd.	29,883	32,661
	TOWER Ltd.	119,202	86,457
	Turners Automotive Group Ltd.	13,340	41,222
	Vector Ltd.	17,959	39,863
*	Vista Group International Ltd.	21,101	38,501
	Warehouse Group Ltd.	33,331	19,388
TOTAL NEW ZEALAND			5,943,139
NORWAY — (0.8%)
	2020 Bulkers Ltd.	3,297	36,576
	ABG Sundal Collier Holding ASA	87,249	53,681
	AF Gruppen ASA	5,957	84,294
*	Akastor ASA	34,023	41,318
	Aker BP ASA	32,308	674,347
	Aker Solutions ASA	38,218	108,516
*	AKVA Group ASA	848	4,645
*	Archer Ltd.	9,352	23,231
	Arendals Fossekompani ASA	429	5,059
	Atea ASA	17,327	220,969
	Austevoll Seafood ASA	16,602	162,169

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*Ω	AutoStore Holdings Ltd.	14,572	$13,065
	B2 Impact ASA	73,842	70,277
	Bakkafrost P	2,038	116,179
#*	BEWi ASA	4,828	11,775
*	Bluenord ASA	5,508	327,213
	Bonheur ASA	6,236	134,486
	Borr Drilling Ltd.	13,185	45,752
	Borregaard ASA	14,300	256,808
	Bouvet ASA	14,828	105,660
Ω	BW LPG Ltd.	28,568	360,793
*	Cadeler AS (CADLR NO)	11,820	62,710
*	Cadeler AS (CDLR US), ADR	519	10,852
*	Cloudberry Clean Energy ASA	56,428	60,816
*Ω	Crayon Group Holding ASA	2,929	27,316
	DNB Bank ASA	43,499	923,948
#*Ω	Elkem ASA	63,053	124,177
Ω	Elmera Group ASA	19,682	53,059
	Elopak ASA	20,083	73,397
*Ω	Entra ASA	6,404	66,289
Ω	Europris ASA	34,170	249,284
	Gjensidige Forsikring ASA	2,190	44,906
#	Grieg Seafood ASA	10,723	70,847
	Hafnia Ltd.	15,162	79,902
*	Hexagon Composites ASA	19,122	63,392
*	Hexagon Purus ASA	6,563	1,691
#	Hoegh Autoliners ASA	25,645	232,653
Ω	Kid ASA	7,527	103,751
	Kitron ASA	37,227	127,532
*	Kongsberg Automotive ASA	178,061	26,581
	Leroy Seafood Group ASA	25,247	125,179
*	LINK Mobility Group Holding ASA	47,902	98,527
	Magnora ASA	5,549	12,876
	Medistim ASA	2,115	29,924
	Mowi ASA	15,031	301,446
	MPC Container Ships ASA	92,967	150,710
Ω	Multiconsult ASA	3,394	59,334
#*	NEL ASA	97,037	20,223
	Norbit ASA	2,467	23,244
*	Nordic Semiconductor ASA	2,834	28,459
	Norsk Hydro ASA	75,751	446,776
#*Ω	Norske Skog ASA	21,066	44,527
*	Northern Ocean Ltd.	28,873	19,522
*	NRC Group ASA	10,511	4,046
	Odfjell Drilling Ltd.	31,663	173,470
	Odfjell SE, Class A	4,824	50,309
		Shares	Value»
NORWAY — (Continued)
	Odfjell Technology Ltd.	4,361	$17,334
*	OKEA ASA	13,270	23,303
	Olav Thon Eiendomsselskap ASA	2,062	41,517
	Orkla ASA	11,398	105,842
	Panoro Energy ASA	22,447	56,464
	Pareto Bank ASA	9,248	60,455
	Pexip Holding ASA	9,642	39,327
*	PhotoCure ASA	1,701	8,659
	Protector Forsikring ASA	15,499	452,280
	Rana Gruber ASA	5,547	35,917
	Rogaland Sparebank	2,270	26,310
#	Salmar ASA	2,856	151,020
*	SATS ASA	20,392	49,439
*Ω	Scatec ASA	29,600	206,988
	Schibsted ASA (SCHA NO), Class A	1,920	57,007
	Schibsted ASA (SCHB NO), Class B	3,573	102,136
	Sea1 offshore, Inc.	12,551	25,205
	Selvaag Bolig ASA	9,716	30,478
#*Ω	Shelf Drilling Ltd.	52,257	41,116
#††	Solstad Maritime Holding AS	9,952	13,519
	Sparebank 1 Oestlandet	8,533	126,001
	SpareBank 1 Sor-Norge ASA	21,520	306,726
	Sparebanken More	6,733	58,257
	Stolt-Nielsen Ltd.	7,288	188,337
	Storebrand ASA	76,471	900,431
	Subsea 7 SA	34,627	571,219
	Telenor ASA	26,683	326,207
	TGS ASA	31,244	314,442
#	TOMRA Systems ASA	10,628	157,092
	Var Energi ASA	36,827	113,176
	Veidekke ASA	22,947	293,081
	Wallenius Wilhelmsen ASA	17,429	140,289
	Wilh Wilhelmsen Holding ASA, Class A	3,431	124,669
	Wilh Wilhelmsen Holding ASA, Class B	997	34,605
#	Yara International ASA	5,643	168,915
TOTAL NORWAY			12,216,251
PORTUGAL — (0.4%)
	Altri SGPS SA	17,850	106,555

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Banco Comercial Portugues SA, Class R	2,654,076	$1,385,406
	Corticeira Amorim SGPS SA	7,403	64,652
	CTT-Correios de Portugal SA	18,086	110,320
	EDP Renovaveis SA	41,373	387,084
	EDP SA (EDP PL)	286,398	900,485
	Galp Energia SGPS SA	111,634	1,868,325
	Ibersol SGPS SA	6,294	55,591
	Jeronimo Martins SGPS SA	21,470	423,193
#	Mota-Engil SGPS SA	25,597	76,042
	Navigator Co. SA	43,542	159,116
	NOS SGPS SA	55,816	196,219
	REN - Redes Energeticas Nacionais SGPS SA	56,809	139,970
	Sonae SGPS SA	202,112	188,571
TOTAL PORTUGAL			6,061,529
SINGAPORE — (1.2%)
*	AEM Holdings Ltd.	49,766	54,285
	Aztech Global Ltd.	57,700	29,689
	Banyan Tree Holdings Ltd.	76,100	19,302
	Boustead Singapore Ltd.	83,034	61,631
	BRC Asia Ltd.	25,400	54,848
	Bukit Sembawang Estates Ltd.	43,600	114,097
	Capitaland India Trust	158,786	118,956
	CapitaLand Investment Ltd.	178,600	321,529
	Centurion Corp. Ltd.	37,000	27,214
	China Aviation Oil Singapore Corp. Ltd.	71,400	47,203
	China Sunsine Chemical Holdings Ltd.	101,000	33,007
	City Developments Ltd.	72,000	266,921
	ComfortDelGro Corp. Ltd.	290,300	300,874
*	COSCO Shipping International Singapore Co. Ltd.	312,900	31,251
	CSE Global Ltd.	85,432	28,237
	DBS Group Holdings Ltd.	110,064	3,602,606
	Delfi Ltd.	70,200	38,724
	DFI Retail Group Holdings Ltd.	57,000	133,728
		Shares	Value»
SINGAPORE — (Continued)
*††	Ezion Holdings Ltd.	982,352	$0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	30,601
	First Resources Ltd.	125,500	133,634
	Food Empire Holdings Ltd.	42,400	30,731
	Fraser & Neave Ltd.	43,400	40,443
	Frasers Property Ltd.	72,300	45,957
	Frencken Group Ltd.	94,100	77,711
*	Fu Yu Corp. Ltd.	102,100	9,532
*	Gallant Venture Ltd.	52,000	3,220
	Golden Agri-Resources Ltd.	1,364,100	245,597
	GuocoLand Ltd.	48,400	51,950
	Haw Par Corp. Ltd.	23,800	202,323
	Ho Bee Land Ltd.	39,400	52,673
	Hong Fok Corp. Ltd.	84,400	48,956
	Hong Leong Asia Ltd.	76,800	56,072
	Hong Leong Finance Ltd.	79,500	144,457
	Hongkong Land Holdings Ltd.	128,700	560,028
	Hotel Grand Central Ltd.	29,489	15,502
	Hour Glass Ltd.	49,200	56,834
	HRnetgroup Ltd.	22,900	11,537
	Hutchison Port Holdings Trust	1,065,900	169,392
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	159,075
	ISDN Holdings Ltd.	79,180	17,773
	Keppel Ltd.	99,900	496,272
	Mandarin Oriental International Ltd.	25,100	45,077
	Marco Polo Marine Ltd.	292,000	11,804
*	Mermaid Maritime PCL	81,000	7,719
	Metro Holdings Ltd.	98,700	31,611
	Micro-Mechanics Holdings Ltd.	10,500	13,582
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	21,358
	Netlink NBN Trust	327,600	207,370
*	Oceanus Group Ltd.	1,247,200	5,507
	Olam Group Ltd.	113,185	96,552
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,865,373
	Pan-United Corp. Ltd.	47,875	22,185
	Propnex Ltd.	43,800	35,424
	PSC Corp. Ltd.	88,400	21,765
	Q&M Dental Group Singapore Ltd.	53,640	11,240
	QAF Ltd.	44,382	27,742
*	Rex International Holding Ltd.	266,900	27,392

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Riverstone Holdings Ltd.	96,800	$72,515
	Samudera Shipping Line Ltd.	41,900	25,396
	SATS Ltd.	107,432	267,381
	SBS Transit Ltd.	11,800	21,192
*	Seatrium Ltd.	317,333	518,727
	Sheng Siong Group Ltd.	138,000	165,281
	SIA Engineering Co. Ltd.	20,500	35,862
	Sinarmas Land Ltd.	175,900	37,921
	Singapore Airlines Ltd.	199,100	928,780
	Singapore Exchange Ltd.	108,000	971,727
	Singapore Land Group Ltd.	18,100	25,415
	Singapore Post Ltd.	348,700	142,033
	Singapore Telecommunications Ltd.	80,700	197,179
	Stamford Land Corp. Ltd.	162,807	43,706
	StarHub Ltd.	129,600	117,147
	Straits Trading Co. Ltd.	34,997	37,769
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	147,028	29,708
	UMS Integration Ltd.	138,643	106,788
	United Overseas Bank Ltd.	92,970	2,555,712
	UOB-Kay Hian Holdings Ltd.	85,260	108,415
	UOL Group Ltd.	82,151	306,378
	Valuetronics Holdings Ltd.	117,650	54,079
	Venture Corp. Ltd.	36,800	341,519
	Vicom Ltd.	10,800	10,423
	Wilmar International Ltd.	157,800	360,741
	Wing Tai Holdings Ltd.	92,200	83,377
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	1,348,390
TOTAL SINGAPORE			19,309,634
SOUTH AFRICA — (0.1%)
	Anglogold Ashanti PLC (AU US)	28,437	859,082
SPAIN — (3.0%)
	Acciona SA	6,672	751,724
	Acerinox SA	41,521	416,655
		Shares	Value»
SPAIN — (Continued)
	ACS Actividades de Construccion y Servicios SA	39,690	$2,020,785
Ω	Aedas Homes SA	1,349	41,749
Ω	Aena SME SA	6,959	1,498,691
	Alantra Partners SA	3,441	31,093
	Almirall SA	13,934	136,844
	Amadeus IT Group SA	36,639	2,681,152
	Atresmedia Corp. de Medios de Comunicacion SA	18,717	85,547
	Audax Renovables SA	27,496	43,495
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	647,395	7,370,564
	Banco de Sabadell SA	1,332,301	3,140,465
	Banco Santander SA (SAN SM)	707,292	3,624,520
	Bankinter SA	193,828	1,651,429
	CaixaBank SA	391,100	2,367,469
Ω	Cellnex Telecom SA	24,657	825,842
	CIE Automotive SA	10,511	280,169
	Construcciones y Auxiliar de Ferrocarriles SA	5,118	189,503
	Corp. ACCIONA Energias Renovables SA	5,691	105,649
*	Distribuidora Internacional de Alimentacion SA	2,593,317	44,917
	Ebro Foods SA	7,287	121,355
*	eDreams ODIGEO SA	2,748	26,132
	Elecnor SA	9,837	170,056
	Enagas SA	38,407	486,077
	Ence Energia y Celulosa SA	24,550	88,595
	Endesa SA	29,283	648,276
	Ercros SA	25,202	92,489
	Faes Farma SA	64,528	236,711
	Ferrovial SE	26,291	1,122,187
	Fluidra SA	9,457	242,809
#Ω	Gestamp Automocion SA	47,209	129,202
Ω	Global Dominion Access SA	20,282	63,439
*	Grenergy Renovables SA	1,444	53,243
	Grupo Catalana Occidente SA	9,921	395,035
	Grupo Empresarial San Jose SA	5,655	33,298
	Iberdrola SA	148,141	2,093,511

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Iberpapel Gestion SA (IBG SM)	1,840	$35,345
	Indra Sistemas SA	35,697	684,175
	Industria de Diseno Textil SA	49,633	2,694,110
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	50,349
	Mapfre SA	245,861	683,085
	Melia Hotels International SA	30,644	228,217
	Naturgy Energy Group SA	9,755	239,532
Ω	Neinor Homes SA	7,095	123,810
#*	Obrascon Huarte Lain SA	138,311	53,002
*	Oryzon Genomics SA	4,693	6,909
	Pharma Mar SA	846	80,928
	Prim SA	748	7,532
*	Promotora de Informaciones SA, Class A	63,603	21,586
Ω	Prosegur Cash SA	79,580	47,122
	Realia Business SA	45,114	46,660
	Redeia Corp. SA	48,492	815,690
	Repsol SA (REP SM)	262,765	3,053,826
	Sacyr SA	112,978	369,551
*	Solaria Energia y Medio Ambiente SA	14,719	115,165
*Ω	Talgo SA	6,527	26,341
*	Tecnicas Reunidas SA	9,323	131,645
#	Telefonica SA (TEF SM)	909,913	3,707,255
#	Telefonica SA (TEF US), Sponsored ADR	3,907	15,784
	Tubacex SA	28,080	99,298
Ω	Unicaja Banco SA	333,084	473,947
	Vidrala SA	6,015	615,910
	Viscofan SA	7,796	493,367
TOTAL SPAIN			48,230,818
SWEDEN — (3.5%)
	AAK AB	14,527	422,222
Ω	AcadeMedia AB	30,532	187,963
	AddLife AB, Class B	28,160	383,821
	Addnode Group AB	22,472	238,635
	AddTech AB, Class B	20,999	612,922
	AFRY AB	19,425	309,196
	Alfa Laval AB	12,652	563,983
Ω	Alimak Group AB	12,743	133,416
	Alleima AB	54,322	450,386
	Alligo AB, Class B	4,954	63,364
Ω	Ambea AB	36,152	303,078
		Shares	Value»
SWEDEN — (Continued)
*	Annehem Fastigheter AB, Class B	17,398	$25,869
	AQ Group AB	12,565	179,597
	Arise AB	5,327	18,144
	Arjo AB, Class B	60,239	215,813
	Assa Abloy AB, Class B	20,072	614,932
	Atlas Copco AB (ATCOA SS), Class A	116,779	1,950,881
	Atlas Copco AB (ATCOB SS), Class B	68,658	1,020,711
	Atrium Ljungberg AB, Class B	5,609	99,198
Ω	Attendo AB	36,748	169,801
	Avanza Bank Holding AB	22,527	675,527
#	Axfood AB	13,260	284,352
	Beijer Alma AB	11,022	175,219
	Beijer Ref AB	16,276	241,517
	Bergman & Beving AB	6,396	185,697
*	BHG Group AB	33,414	81,013
	Bilia AB, Class A	24,321	285,132
	Billerud Aktiebolag	46,999	482,547
	BioGaia AB, Class B	10,772	117,809
	Biotage AB	3,860	49,291
	Bjorn Borg AB	2,651	13,522
	Boliden AB	30,748	923,525
*	Bonava AB, Class B	63,006	51,522
*Ω	Boozt AB	6,490	76,396
Ω	Bravida Holding AB	35,681	284,737
	Bufab AB	6,041	253,843
	Bulten AB	2,966	20,879
	Bure Equity AB	16,196	589,226
	Byggmax Group AB	20,428	91,083
*	Camurus AB	3,831	205,333
*	Castellum AB	17,357	188,251
	Catella AB	11,852	28,914
	Catena AB	4,122	179,560
*	Cavotec SA	8,277	14,478
	Cellavision AB	2,095	42,577
	Cibus Nordic Real Estate AB publ	7,386	119,767
#*	Cint Group AB	37,053	28,566
	Clas Ohlson AB, Class B	13,885	296,362
	Cloetta AB, Class B	56,897	145,134
Ω	Coor Service Management Holding AB	24,001	68,487
#	Corem Property Group AB (COREB SS), Class B	101,982	54,077
	Corem Property Group AB (CORED SS), Class D	1,093	22,713

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	CTT Systems AB	2,078	$53,109
	Dios Fastigheter AB	16,550	114,227
Ω	Dometic Group AB	54,716	277,083
*Ω	Dustin Group AB	24,241	8,381
	Eastnine AB	16,544	73,288
	Elanders AB, Class B	5,077	38,453
*	Electrolux AB, Class B	16,204	146,830
	Electrolux Professional AB, Class B	43,782	302,589
	Elekta AB, Class B	72,699	430,836
*	Embracer Group AB	17,580	355,461
*	Enea AB	4,184	36,861
	Engcon AB	1,975	18,493
	Eolus Vind AB, Class B	6,430	30,870
	Ependion AB	4,568	50,453
	Epiroc AB (EPIA SS), Class A	31,870	607,328
	Epiroc AB (EPIB SS), Class B	18,860	314,856
	Essity AB (ESSITYA SS), Class A	1,561	39,713
	Essity AB (ESSITYB SS), Class B	33,173	840,132
	Ework Group AB	1,237	16,962
	Fabege AB	24,397	182,481
	Fagerhult Group AB	11,874	57,749
*	Fastighets AB Balder, Class B	33,385	237,557
*	Fastighets AB Trianon	3,168	6,198
*	Fastighetsbolaget Emilshus AB, Class B	753	3,072
	FastPartner AB (FPARA SS), Class A	7,691	43,241
	Fenix Outdoor International AG	737	45,036
	Fortnox AB	58,550	405,296
	Getinge AB, Class B	24,540	481,892
	Granges AB	29,810	361,580
*Ω	Green Landscaping Group AB	2,230	13,758
#	H & M Hennes & Mauritz AB, Class B	30,405	405,080
	Hanza AB	7,620	55,474
	Heba Fastighets AB, Class B	8,941	25,920
	Hemnet Group AB	14,938	496,383
	Hexagon AB, Class B	49,508	573,190
*	Hexatronic Group AB	48,624	158,736
	Hexpol AB	43,926	410,990
	HMS Networks AB	3,656	169,084
*Ω	Hoist Finance AB	17,540	147,623
		Shares	Value»
SWEDEN — (Continued)
	Holmen AB (HOLMB SS), Class B	8,874	$336,241
	Hufvudstaden AB, Class A	10,574	117,718
*	Humana AB	8,769	28,545
	Husqvarna AB (HUSQA SS), Class A	4,789	25,636
	Husqvarna AB (HUSQB SS), Class B	39,040	207,894
	Indutrade AB	22,602	622,215
	Instalco AB	44,409	126,455
	INVISIO AB	4,923	146,600
	Inwido AB	18,346	337,189
	ITAB Shop Concept AB	13,428	26,066
	JM AB	18,087	268,579
*	John Mattson Fastighetsforetagen AB	1,783	10,017
	Kabe Group AB, Class B	753	20,615
*	Karnov Group AB	16,961	136,388
#*	K-fast Holding AB	26,069	37,598
*	Klarabo Sverige AB, Class B	21,593	31,823
	KNOW IT AB	6,509	81,108
	Lagercrantz Group AB, Class B	33,877	719,219
	Lifco AB, Class B	15,390	504,667
	Lime Technologies AB	2,519	79,272
	Lindab International AB	17,188	306,951
	Loomis AB	17,627	561,037
*	Medcap AB	2,322	84,125
	MEKO AB	10,564	126,176
	Micro Systemation AB, Class B	4,122	20,584
*	Midsona AB, Class B	14,238	10,959
*	Modern Times Group MTG AB, Class B	21,764	202,090
	Momentum Group AB	7,786	122,941
Ω	Munters Group AB	30,405	483,074
	Mycronic AB	11,325	459,143
	NCAB Group AB	31,367	188,571
	NCC AB, Class B	20,931	337,587
	Nederman Holding AB	4,601	89,471
*	Net Insight AB, Class B	65,449	42,036
	New Wave Group AB, Class B	22,744	216,735
	Nibe Industrier AB, Class B	20,134	80,666

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nilorngruppen AB, Class B	2,248	$14,204
*	Nobia AB	129,060	47,274
	Nordic Waterproofing Holding AB	7,292	114,869
	Nordnet AB publ	17,294	411,108
*	Norion Bank AB	15,590	47,062
*	Norva24 Group AB	4,598	10,278
*	Note AB	4,162	61,352
#	NP3 Fastigheter AB	6,024	143,216
	Nyfosa AB	26,052	267,296
	OEM International AB, Class B	15,928	178,046
#*	Orron Energy AB	45,835	27,612
	Pandox AB	18,988	345,763
	Peab AB, Class B	47,702	342,153
	Platzer Fastigheter Holding AB, Class B	8,730	67,220
	Prevas AB, Class B	1,295	12,159
*	Pricer AB, Class B	11,791	11,887
	Proact IT Group AB	5,913	63,769
	Ratos AB, Class B	72,643	227,708
	RaySearch Laboratories AB	7,322	155,499
	Rejlers AB	2,814	37,631
	Rottneros AB	22,228	19,014
	Rvrc Holding AB	11,725	52,276
	Sagax AB (SAGAB SS), Class B	10,218	224,881
	Sandvik AB	53,575	1,105,413
	Scandi Standard AB	16,388	123,894
Ω	Scandic Hotels Group AB	52,596	365,929
*	Sdiptech AB, Class B	6,125	125,403
	Sectra AB, Class B	19,906	455,595
	Securitas AB, Class B	48,114	612,156
*	Sedana Medical AB	11,084	18,283
*	Sensys Gatso Group AB	1,664	9,488
*Ω	Sinch AB	196,254	415,329
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	1,274,577
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	14,601
	Skanska AB, Class B	29,087	623,184
	SKF AB (SKFA SS), Class A	3,129	63,155
	SKF AB (SKFB SS), Class B	43,109	870,706
	SkiStar AB	10,262	154,995
	Softronic AB, Class B	5,133	10,754
	Solid Forsakring AB	2,863	21,974
		Shares	Value»
SWEDEN — (Continued)
	SSAB AB (SSABA SS), Class A	41,438	$199,080
	SSAB AB (SSABAH FH), Class A	2,180	10,516
	SSAB AB (SSABB SS), Class B	150,743	711,079
	SSAB AB (SSABBH FH), Class B	12,326	58,069
*	Stendorren Fastigheter AB	1,726	33,863
*	Stillfront Group AB	110,450	66,506
	Storskogen Group AB, Class B	321,091	346,187
	Svedbergs Group AB	1,159	4,431
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	28,498
	Svenska Cellulosa AB SCA (SCAB SS), Class B	43,866	604,137
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	569,846
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	22,168
	Sweco AB, Class B	31,801	496,990
	Swedbank AB, Class A	34,055	741,495
	Synsam AB	15,502	68,993
	Systemair AB	21,375	163,035
	Tele2 AB, Class B	92,510	1,030,090
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	3,755	28,341
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	255,503	1,923,906
	Telia Co. AB	419,088	1,234,682
*	TF Bank AB	1,936	64,609
Ω	Thule Group AB	13,213	418,352
	Trelleborg AB, Class B	21,015	791,261
	Troax Group AB	7,157	150,337
	Truecaller AB, Class B	44,708	265,822
	VBG Group AB, Class B	5,432	161,790
	Vitec Software Group AB, Class B	4,584	241,639
	Volati AB	3,118	29,897
	Volvo AB (VOLVA SS), Class A	23,046	635,736

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Volvo AB (VOLVB SS), Class B	159,032	$4,381,873
#*	Volvo Car AB, Class B	130,278	294,908
	Wallenstam AB, Class B	38,947	168,126
	Wihlborgs Fastigheter AB	30,534	302,538
	XANO Industri AB, Class B	1,406	6,898
TOTAL SWEDEN			54,876,655
SWITZERLAND — (5.6%)
	ABB Ltd.	82,855	4,511,652
	Accelleron Industries AG (ACLN SW)	23,788	1,188,814
	Adecco Group AG	43,532	1,036,309
	Alcon AG	43,142	3,930,816
	Allreal Holding AG	4,218	789,703
	ALSO Holding AG	1,733	478,813
*	Aluflexpack AG	751	12,933
*	ams-OSRAM AG	22,532	167,231
	APG SGA SA	309	70,426
*	Arbonia AG	12,959	176,227
*	Aryzta AG	243,873	482,221
	Ascom Holding AG	7,386	27,917
	Autoneum Holding AG	1,039	145,302
	Baloise Holding AG	11,819	2,156,623
	Banque Cantonale de Geneve	572	165,680
	Banque Cantonale Vaudoise	6,683	674,416
	Belimo Holding AG	1,263	921,660
	Bell Food Group AG	588	171,707
	Bellevue Group AG	2,601	38,453
	Berner Kantonalbank AG	1,225	331,252
	BKW AG	3,526	601,567
	Bossard Holding AG, Class A	1,540	342,830
	Bucher Industries AG	1,975	794,211
	Burckhardt Compression Holding AG	746	563,634
	Burkhalter Holding AG	1,011	109,333
	Bystronic AG	311	111,791
#	Calida Holding AG	94	2,325
	Carlo Gavazzi Holding AG	117	24,490
	Cembra Money Bank AG	8,151	803,151
*	Cicor Technologies Ltd.	650	48,302
	Cie Financiere Tradition SA	227	48,227
		Shares	Value»
SWITZERLAND — (Continued)
	Clariant AG	59,328	$667,799
	Coltene Holding AG	985	60,256
	COSMO Pharmaceuticals NV	638	46,038
#	CPH Group AG	316	27,645
	Daetwyler Holding AG	1,294	196,747
	DKSH Holding AG	9,959	782,077
	dormakaba Holding AG	633	454,532
	DSM-Firmenich AG	6,878	702,170
	EFG International AG	26,058	407,673
	Emmi AG	550	478,883
	EMS-Chemie Holding AG	185	130,961
#	Feintool International Holding AG	2,163	34,286
	Flughafen Zurich AG	5,515	1,327,701
	Forbo Holding AG	253	242,268
	Fundamenta Real Estate AG	2,077	38,508
Ω	Galenica AG	13,918	1,240,324
	Geberit AG	4,116	2,295,775
	Georg Fischer AG	19,911	1,568,110
	Givaudan SA	420	1,834,461
	Glarner Kantonalbank	403	9,815
	Gurit Holding AG, Class BR	778	15,819
	Helvetia Holding AG	10,494	1,831,153
	Hiag Immobilien Holding AG	811	78,181
	Huber & Suhner AG	4,435	368,092
	Hypothekarbank Lenzburg AG	14	62,908
	Implenia AG	2,557	97,576
	Inficon Holding AG	397	511,730
	Interroll Holding AG	137	321,298
	Intershop Holding AG	960	143,845
	Investis Holding SA	821	100,974
	IVF Hartmann Holding AG	71	11,702
	Julius Baer Group Ltd.	38,336	2,693,653
	Jungfraubahn Holding AG	1,339	266,811
	Kardex Holding AG	1,588	490,983
	Komax Holding AG	925	136,698
*	Kudelski SA	5,386	7,558
	Kuehne & Nagel International AG	5,313	1,207,288
	Landis & Gyr Group AG	6,063	414,425
	LEM Holding SA	109	103,339
	Liechtensteinische Landesbank AG	3,467	278,753
#	Logitech International SA (LOGI US)	3,267	318,271

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Logitech International SA (LOGN SW)	9,289	$919,529
	Luzerner Kantonalbank AG	5,013	375,656
Ω	Medacta Group SA	714	91,214
Ω	Medmix AG	2,776	37,443
#	Meier Tobler Group AG	1,442	43,893
	Metall Zug AG, Class B	50	57,699
	Mikron Holding AG	3,174	56,196
	Mobilezone Holding AG	10,259	128,465
	Mobimo Holding AG	1,960	651,001
*Ω	Montana Aerospace AG	1,256	22,398
	Naturenergie Holding AG	1,358	51,143
	Novavest Real Estate AG	464	17,628
	OC Oerlikon Corp. AG Pfaffikon	40,937	164,225
	Orell Fuessli AG	122	10,368
#	Orior AG	1,837	79,385
	Partners Group Holding AG	2,198	3,339,090
	Phoenix Mecano AG	183	83,813
	Plazza AG, Class A	201	76,518
*Ω	PolyPeptide Group AG	3,309	92,745
	PSP Swiss Property AG	7,189	1,061,974
	Rieter Holding AG	774	74,930
	Romande Energie Holding SA	1,298	66,742
#*	Santhera Pharmaceuticals Holding AG	951	17,858
	Schindler Holding AG	1,875	527,320
	Schweiter Technologies AG	248	123,928
	SFS Group AG	4,562	573,195
	SGS SA	16,690	1,621,241
	SIG Group AG	64,965	1,416,788
	Sika AG	3,988	1,012,808
	SKAN Group AG	258	22,284
	Softwareone Holding AG	7,770	50,687
	Sonova Holding AG	4,313	1,504,733
	St. Galler Kantonalbank AG	842	416,634
	Stadler Rail AG	10,785	239,618
	Straumann Holding AG	4,157	589,528
	Sulzer AG	5,190	842,486
#	Swatch Group AG (UHR SW)	3,656	677,313
		Shares	Value»
SWITZERLAND — (Continued)
	Swatch Group AG (UHRN SW)	8,060	$294,189
	Swiss Life Holding AG	3,161	2,580,767
	Swiss Prime Site AG	18,534	2,115,871
	Swiss Re AG	38,965	5,948,681
	Swisscom AG	4,861	2,735,475
	Swissquote Group Holding SA	2,882	1,251,126
	Temenos AG	10,218	868,905
	Thurgauer Kantonalbank	103	14,880
	TX Group AG	707	144,757
	u-blox Holding AG	1,562	116,198
#*	UBS Group AG (UBS US)	126,593	4,483,919
	UBS Group AG (UBSG SW)	15,912	561,050
	Valiant Holding AG	4,404	522,222
	Varia U.S. Properties AG	255	8,512
Ω	VAT Group AG	2,260	868,201
	Vaudoise Assurances Holding SA	263	146,036
	Vetropack Holding AG	3,434	95,772
	Vontobel Holding AG	7,638	564,398
	VP Bank AG, Class A	873	77,799
	VZ Holding AG	3,197	550,327
*	V-ZUG Holding AG	608	31,156
	Walliser Kantonalbank	547	68,137
#	Warteck Invest AG	28	59,234
	Ypsomed Holding AG	528	207,481
	Zehnder Group AG	2,871	158,665
	Zug Estates Holding AG, Class B	72	165,962
	Zuger Kantonalbank	31	293,735
	Zurich Insurance Group AG	6,930	4,199,334
TOTAL SWITZERLAND			89,206,367
UNITED KINGDOM — (10.4%)
	3i Group PLC	92,138	4,426,614
	4imprint Group PLC	6,532	483,476
	abrdn PLC	399,964	764,959
*	Accesso Technology Group PLC	4,676	28,730
*	Accsys Technologies PLC	400	216
	Admiral Group PLC	30,183	1,008,429
	Advanced Medical Solutions Group PLC	34,292	88,847
	AG Barr PLC	15,668	118,151
Ω	Airtel Africa PLC	251,550	447,888
	AJ Bell PLC	77,920	427,930

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	31,920	$87,539
*	Alliance Pharma PLC	103,326	78,027
	Antofagasta PLC	23,597	500,361
*	AO World PLC	9,260	11,290
	Ashmore Group PLC	80,781	169,693
	Ashtead Group PLC	41,990	2,736,568
	Ashtead Technology Holdings PLC	15,389	106,325
#*	ASOS PLC	14,099	73,957
	Associated British Foods PLC	24,575	576,641
#*Ω	Aston Martin Lagonda Global Holdings PLC	31,099	40,309
	Atalaya Mining Copper SA	20,382	86,418
*	Auction Technology Group PLC	14,376	109,676
Ω	Auto Trader Group PLC	121,517	1,183,558
	Aviva PLC	170,832	1,082,827
	Avon Technologies PLC	5,053	92,857
	B&M European Value Retail SA	184,370	736,079
Ω	Bakkavor Group PLC	44,106	72,764
	Balfour Beatty PLC	134,293	773,130
	Bank of Georgia Group PLC	11,050	648,652
	Barclays PLC (BARC LN)	464,084	1,700,865
	Barclays PLC (BCS US), Sponsored ADR	175,307	2,573,507
	Barratt Redrow PLC	345,117	1,933,246
	Beazley PLC	183,171	1,891,298
	Begbies Traynor Group PLC	24,378	28,025
	Bellway PLC	33,644	1,086,025
	Berkeley Group Holdings PLC	17,467	835,695
	Bloomsbury Publishing PLC	22,292	183,891
	Bodycote PLC	39,651	312,499
#*	boohoo Group PLC	137,849	49,258
	Braemar PLC	6,415	21,325
Ω	Bridgepoint Group PLC	8,238	38,517
	Brooks Macdonald Group PLC	872	16,118
	BT Group PLC	1,324,179	2,320,824
	Bunzl PLC	17,110	728,316
	Burberry Group PLC	42,847	626,222
	Burford Capital Ltd.	41,314	581,688
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bytes Technology Group PLC (BYIT LN)	58,387	$332,363
	Capital Ltd.	29,183	27,419
	Card Factory PLC	89,847	104,964
*	Carnival PLC (CCL LN)	3,859	96,750
	Carr's Group PLC	11,923	18,501
	Castings PLC	2,310	7,692
	Central Asia Metals PLC	48,534	90,459
	Centrica PLC	1,487,411	2,614,133
	Chesnara PLC	38,283	126,383
	Clarkson PLC	3,948	208,759
*	Close Brothers Group PLC	42,325	166,961
Ω	CMC Markets PLC	18,203	50,329
	Coats Group PLC	283,002	335,564
	Coca-Cola HBC AG	17,810	618,263
	Compass Group PLC	74,184	2,555,955
	Computacenter PLC	18,671	537,998
Ω	ConvaTec Group PLC	156,523	477,229
	Costain Group PLC	44,921	52,962
	Cranswick PLC	10,939	681,289
	Crest Nicholson Holdings PLC	74,562	165,214
	Croda International PLC	10,799	444,792
*	Currys PLC	290,256	335,931
	CVS Group PLC	12,156	147,433
*	De La Rue PLC	40,438	57,124
	DFS Furniture PLC	65,854	108,738
	Diploma PLC	14,046	786,474
	Direct Line Insurance Group PLC	314,381	1,041,565
	DiscoverIE Group PLC	8,978	70,707
	Domino's Pizza Group PLC	64,091	238,418
	dotdigital group PLC	13,520	14,536
	Dowlais Group PLC	244,673	216,471
	Dr. Martens PLC	41,731	37,034
	Drax Group PLC	119,759	922,995
	DS Smith PLC	290,510	2,083,332
	Dunelm Group PLC	26,789	327,312
*	EKF Diagnostics Holdings PLC	13,523	4,179
	Elementis PLC	108,723	210,665
	Essentra PLC	53,346	82,215
	Experian PLC	75,309	3,709,693
	FDM Group Holdings PLC	19,916	58,139
	Firstgroup PLC	198,102	399,375
	Foresight Group Holdings Ltd.	12,124	59,032
Ω	Forterra PLC	37,307	73,945
	Foxtons Group PLC	72,752	60,667
*	Frasers Group PLC	34,478	270,706

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Fresnillo PLC	31,468	$269,346
*	Frontier Developments PLC	3,603	9,832
*Ω	Funding Circle Holdings PLC	52,528	82,080
	Future PLC	25,069	283,626
	Galliford Try Holdings PLC	17,681	81,894
	Games Workshop Group PLC	8,242	1,481,489
	Gamma Communications PLC	10,673	176,617
	Genuit Group PLC	50,156	242,776
	Genus PLC	9,460	226,510
	Gooch & Housego PLC	5,339	29,238
	Grafton Group PLC, CDI	46,628	533,617
	Grainger PLC	174,152	457,911
	Greencore Group PLC	106,578	255,345
	Greggs PLC	28,162	751,182
*	Gulf Marine Services PLC	47,365	10,069
*Ω	Gym Group PLC	42,913	72,845
	H&T Group PLC	5,751	24,544
	Haleon PLC (HLN LN)	349,733	1,630,179
	Halfords Group PLC	61,392	107,708
	Halma PLC	14,515	543,750
	Hargreaves Lansdown PLC	65,943	898,664
	Harworth Group PLC	29,008	62,775
	Hays PLC	286,981	271,026
	Headlam Group PLC	17,304	27,792
	Helical PLC	31,761	70,653
*	Helios Towers PLC	137,022	160,116
	Henry Boot PLC	23,100	58,618
	Hill & Smith PLC	11,986	293,745
	Hilton Food Group PLC	16,339	178,832
	Hiscox Ltd.	61,121	824,445
*	Hochschild Mining PLC	78,755	171,170
	Hollywood Bowl Group PLC	44,958	156,200
*Ω	Hostelworld Group PLC	14,765	23,772
	Howden Joinery Group PLC	156,022	1,576,997
	HSBC Holdings PLC (HSBA LN)	120,743	1,261,054
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	149,245	7,824,919
	Hunting PLC	37,563	161,161
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Ibstock PLC	66,148	$138,001
#	IDOX PLC	36,520	28,518
	IG Group Holdings PLC	82,469	1,040,404
	IMI PLC	58,131	1,438,302
	Impax Asset Management Group PLC	16,741	45,719
	Inchcape PLC	102,618	854,313
*	Indivior PLC	18,867	222,623
	Informa PLC	99,345	1,060,054
	IntegraFin Holdings PLC	52,849	236,945
	InterContinental Hotels Group PLC (IHG LN)	4,909	654,569
#	InterContinental Hotels Group PLC (IHG US), ADR	6,252	842,245
	Intermediate Capital Group PLC	34,523	1,005,964
	International Distribution Services PLC	179,300	809,326
	International Personal Finance PLC	63,898	101,654
	International Workplace Group PLC	173,461	368,463
	Intertek Group PLC	26,171	1,650,567
	Investec PLC	129,321	830,843
	iomart Group PLC	19,352	17,093
*	IP Group PLC	270,619	176,164
#*	IQE PLC	161,132	29,551
	ITV PLC	562,000	515,440
	J Sainsbury PLC	338,960	1,064,587
*	James Fisher & Sons PLC	11,386	43,270
	James Halstead PLC	43,065	91,652
	JD Sports Fashion PLC	435,170	477,555
*	John Wood Group PLC	158,316	141,490
	Johnson Matthey PLC	30,403	537,483
	Johnson Service Group PLC	108,229	182,092
	Jupiter Fund Management PLC	134,713	133,469
	Just Group PLC	269,908	552,904
	Kainos Group PLC	14,997	152,677
	Keller Group PLC	20,496	346,553
	Kier Group PLC	108,444	200,752
	Kingfisher PLC	403,320	1,225,296
	Kitwave Group PLC	12,461	44,234
	Knights Group Holdings PLC	7,775	11,050

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Lancashire Holdings Ltd.	50,175	$403,685
	Learning Technologies Group PLC	24,752	28,023
	Legal & General Group PLC	478,679	1,429,400
*	Liberty Global PLC, Class C	2	23
	Liontrust Asset Management PLC	12,952	71,729
	Lloyds Banking Group PLC (LLOY LN)	4,318,208	3,320,115
	Lloyds Banking Group PLC (LYG US), ADR	205,737	627,498
	London Investment Group PLC	4,016	18,155
	London Stock Exchange Group PLC	8,619	1,282,617
	LSL Property Services PLC	22,137	80,453
Ω	Luceco PLC	10,473	20,409
	M&C Saatchi PLC	127	287
	M&G PLC	394,366	1,015,941
	Macfarlane Group PLC	21,157	28,490
	Man Group PLC	316,243	835,762
	Marks & Spencer Group PLC	559,826	2,319,136
	Marshalls PLC	52,364	169,150
*	McBride PLC	39,844	67,603
	Me Group International PLC	60,797	161,027
	Mears Group PLC	24,505	107,947
#*	Metro Bank Holdings PLC	28,971	36,564
	Midwich Group PLC	9,638	31,762
	MJ Gleeson PLC	11,133	67,056
*	Mobico Group PLC	119,039	107,924
	Mondi PLC	58,658	913,060
	MONY Group PLC	120,942	289,622
*	Moonpig Group PLC	44,938	126,397
	Morgan Advanced Materials PLC	74,848	252,417
	Morgan Sindall Group PLC	12,214	555,160
	Mortgage Advice Bureau Holdings Ltd.	2,909	25,725
	Mountview Estates PLC	2	222
	MP Evans Group PLC	3,374	43,162
*	N Brown Group PLC	49,125	24,007
	National Grid PLC (NG LN)	11,797	143,113
		Shares	Value»
UNITED KINGDOM — (Continued)
#	National Grid PLC (NGG US), Sponsored ADR	18,410	$1,130,405
	NatWest Group PLC (NWG LN)	534,122	2,847,752
	NatWest Group PLC (NWG US), Sponsored ADR	83,259	897,532
	NCC Group PLC	57,605	102,487
	Next 15 Group PLC	19,039	79,809
	Next PLC	10,162	1,249,007
*	Nexxen International Ltd. (NEXN LN)	1,896	9,113
*	Nexxen International Ltd. (NEXN US), ADR	1,480	14,178
	Ninety One PLC	76,396	141,249
	Norcros PLC	20,097	57,787
*	Ocado Group PLC	54,381	201,413
Ω	On the Beach Group PLC	23,948	76,253
	OSB Group PLC	96,574	502,481
	Oxford Instruments PLC	8,305	214,968
*	Oxford Nanopore Technologies PLC	18,419	33,217
	Pagegroup PLC	84,717	342,452
	Pan African Resources PLC	362,737	179,633
	Paragon Banking Group PLC	68,444	682,316
	PayPoint PLC	5,490	48,467
#	Pearson PLC (PSO US), Sponsored ADR	11,612	193,572
	Pearson PLC (PSON LN)	57,850	959,776
	Pennon Group PLC	36,286	259,365
	Persimmon PLC	71,552	1,117,313
	Pets at Home Group PLC	91,835	257,314
	Pharos Energy PLC	70,803	21,148
	Phoenix Group Holdings PLC	80,490	518,758
*	Phoenix Spree Deutschland Ltd.	6,073	12,102
	Pinewood Technologies Group PLC	14,060	59,498
	Plus500 Ltd.	23,923	838,638
	Polar Capital Holdings PLC	16,061	99,585
	Porvair PLC	6,060	51,380
	PPHE Hotel Group Ltd.	2,964	47,833
	Premier Foods PLC	243,135	565,793

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Prudential PLC (PRU LN)	25,140	$209,213
	Prudential PLC (PUK US), ADR	46,291	769,819
*	PureTech Health PLC (PRTC LN)	33,238	61,380
	PZ Cussons PLC	43,309	41,858
Ω	Quilter PLC	297,906	596,440
	Rathbones Group PLC	8,424	181,248
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	151,723	165,502
	Record PLC	26,576	18,369
	RELX PLC (RELX US), Sponsored ADR	68,073	3,396,144
	RELX PLC (REN NA)	22,194	1,101,994
	Renew Holdings PLC	13,913	126,037
	Renewi PLC	18,912	187,601
	Renishaw PLC	675	30,028
	Renold PLC	42,813	27,689
	Rentokil Initial PLC	101,792	498,531
	RHI Magnesita NV	3,584	154,912
	Ricardo PLC	6,544	20,379
	Rightmove PLC	187,101	1,539,643
	Rio Tinto PLC (RIO LN)	30,742	1,851,341
	Rio Tinto PLC (RIO US), Sponsored ADR	52,625	3,179,076
	Robert Walters PLC	14,298	51,358
*	Rockhopper Exploration PLC	117,661	48,469
	Rotork PLC	125,868	542,866
	RS Group PLC	57,181	460,069
	RWS Holdings PLC	51,408	87,014
	S&U PLC	1,297	26,594
#*	S4 Capital PLC	33,714	15,597
Ω	Sabre Insurance Group PLC	29,207	47,795
*	Saga PLC	26,877	41,128
	Sage Group PLC	50,906	846,031
*††	Savannah Energy PLC	40,848	5,571
	Savills PLC	32,429	428,202
	Schroders PLC	95,897	418,782
	Secure Trust Bank PLC	2,756	15,068
	Senior PLC	65,958	134,352
	Severfield PLC	80,969	49,077
	Severn Trent PLC	29,391	917,919
*	SIG PLC	196,538	35,627
	Smith & Nephew PLC (SN LN)	30,741	389,830
	Smith & Nephew PLC (SNN US), Sponsored ADR	9,939	252,252
		Shares	Value»
UNITED KINGDOM — (Continued)
	Smiths Group PLC	29,601	$753,943
	Smiths News PLC	21,046	15,849
	Softcat PLC	32,923	652,735
*	SolGold PLC	365,060	32,486
	Spectris PLC	10,079	376,767
	Speedy Hire PLC	139,589	47,408
	Spirax Group PLC	3,305	328,593
*	Spirent Communications PLC	86,201	196,789
	SSE PLC	81,468	1,641,215
	SSP Group PLC	175,827	396,122
	St. James's Place PLC	68,933	895,139
	Standard Chartered PLC	221,197	2,974,992
	SThree PLC	36,953	116,039
*	Strix Group PLC	42,390	25,277
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	12,585
*	Synthomer PLC	35,129	67,582
	Tate & Lyle PLC	64,480	525,588
	Tatton Asset Management PLC	6,940	56,755
	Taylor Wimpey PLC	791,755	1,172,587
	TBC Bank Group PLC	10,223	423,124
	Team Internet Group PLC	20,844	27,807
	Telecom Plus PLC	16,298	337,484
*	THG PLC	168,226	84,848
Ω	TI Fluid Systems PLC	137,200	331,286
	Topps Tiles PLC	31,329	14,573
	TP ICAP Group PLC	206,004	696,694
*Ω	Trainline PLC	14,901	65,443
	Travis Perkins PLC	59,847	526,592
	Treatt PLC	2,894	15,025
	Trifast PLC	11,101	10,456
	TT Electronics PLC	65,063	73,423
	Ultimate Products PLC	9,149	11,467
	Unilever PLC (UL US), Sponsored ADR	109,688	6,293,897
	United Utilities Group PLC	74,450	940,685
	Vanquis Banking Group PLC	62,452	40,476
	Vertu Motors PLC	95,932	63,440
	Vesuvius PLC	49,968	254,123
	Victrex PLC	7,788	95,499
*	Videndum PLC	10,334	12,773
*	Vistry Group PLC	99,010	728,874
	Vodafone Group PLC (VOD LN)	1,804,660	1,537,471
#	Volex PLC	16,976	60,970
	Volution Group PLC	29,044	190,782

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vp PLC	2,866	$21,213
*Ω	Watches of Switzerland Group PLC	39,447	279,088
*	Watkin Jones PLC	35,437	14,208
	Weir Group PLC	24,209	722,173
	WH Smith PLC	30,427	492,353
	Whitbread PLC	25,950	900,117
	Wickes Group PLC	58,784	134,449
	Wilmington PLC	1,608	7,718
*	Wise PLC, Class A	15,944	219,669
	WPP PLC (WPP LN)	40,386	383,915
#	WPP PLC (WPP US), Sponsored ADR	11,629	552,145
*	Xaar PLC	15,586	15,578
*	XP Power Ltd.	668	10,253
	XPS Pensions Group PLC	19,307	83,120
	Zigup PLC	77,600	293,686
	Zotefoams PLC	3,726	14,070
TOTAL UNITED KINGDOM			166,140,672
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	12,232	130,073
	Smurfit WestRock PLC	11,608	616,268
TOTAL UNITED STATES			746,341
TOTAL COMMON STOCKS			1,533,571,094
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.168%	5,996	455,594
#Ω	Dr. Ing hc F Porsche AG, 3.772%	10,175	647,834
	Draegerwerk AG & Co. KGaA, 3.203%	2,387	140,556
	Einhell Germany AG, 1.549%	1,347	88,553
	FUCHS SE, 2.538%	18,421	837,290
	Henkel AG & Co. KGaA, 2.202%	17,211	1,503,959
	Jungheinrich AG, 3.012%	13,726	354,751
	Porsche Automobil Holding SE, 6.716%	25,637	1,013,195
	Sixt SE, 6.667%	4,703	288,543
	STO SE & Co. KGaA, 4.456%	686	81,405
		Shares	Value»

GERMANY — (Continued)
	Volkswagen AG, 9.258%	22,832	$2,328,085
TOTAL GERMANY			7,739,765
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	10,916	75
*	Galan Lithium Ltd. Warrants 07/24/2025	1,931	0
*	Panoramic Resources Ltd.	59,762	0
*	Silver Mines Ltd. Rights 06/17/26	4,718	0
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	10,550	249
TOTAL AUSTRALIA			324
BELGIUM — (0.0%)
*	Gimv NV Rights 02/06/2025	5,900	5,386
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	5,318	59
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	39,690	19,599
TOTAL RIGHTS/WARRANTS			25,368
TOTAL INVESTMENT SECURITIES (Cost $1,174,993,588)			1,541,336,227

International Social Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	4,176,323	$48,311,706
TOTAL INVESTMENTS — (100.0%)
(Cost $1,223,301,617)^^			$1,589,647,933
As of January 31, 2025, the value of Rule 144A securities amounted to $34,812,032 or 2.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$86,201	$97,649,848	$9,560	$97,745,609
Austria	—	9,987,823	—	9,987,823
Belgium	415,352	15,397,096	—	15,812,448
Canada	175,714,755	28,580	2,799	175,746,134
China	326,714	34,254	—	360,968
Denmark	—	26,664,241	—	26,664,241
Finland	456,881	27,815,510	—	28,272,391
France	972,805	112,958,813	—	113,931,618
Germany	5,886,537	114,066,388	—	119,952,925
Hong Kong	—	24,404,226	2,314	24,406,540
Ireland	—	8,428,895	—	8,428,895
Israel	652,755	17,707,467	—	18,360,222
Italy	289,360	53,823,593	—	54,112,953
Japan	805,824	369,058,710	—	369,864,534
Netherlands	14,278,679	52,054,626	—	66,333,305
New Zealand	—	5,943,139	—	5,943,139
Norway	56,604	12,146,128	13,519	12,216,251
Portugal	—	6,061,529	—	6,061,529
Singapore	—	19,309,634	—	19,309,634
South Africa	859,082	—	—	859,082
Spain	15,784	48,215,034	—	48,230,818
Sweden	—	54,876,655	—	54,876,655
Switzerland	8,169,696	81,036,671	—	89,206,367
United Kingdom	28,547,189	137,587,912	5,571	166,140,672
United States	616,268	130,073	—	746,341
Preferred Stocks
Germany	—	7,739,765	—	7,739,765
Rights/Warrants
Australia	—	75	249	324
Belgium	—	5,386	—	5,386
Hong Kong	—	59	—	59
Spain	—	19,599	—	19,599
Securities Lending Collateral	—	48,311,706	—	48,311,706
Total Investments in Securities	$238,150,486	$1,351,463,435	$34,012˂˃	$1,589,647,933

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (65.0%)
U.S. Social Core Equity 2 Portfolio	1,397,035	$41,422,076
INTERNATIONAL EQUITIES — (35.0%)
International Social Core Equity Portfolio	1,038,092	15,519,473
Emerging Markets Social Core Equity Portfolio	465,510	6,810,419
TOTAL INTERNATIONAL EQUITIES		22,329,892
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $46,920,127)		$63,751,968
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $30,225)	30,225	30,225
TOTAL INVESTMENTS — (100.0%) (Cost $46,950,352)^^		$63,782,193
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$63,751,968	—	—	$63,751,968
Temporary Cash Investments	30,225	—	—	30,225
Total Investments in Securities	$63,782,193	—	—	$63,782,193

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (2.4%)
	Allied Tecnologia SA	36,037	$42,980
	Allos SA	69,200	224,981
	Alupar Investimento SA	59,854	290,767
*	Ambipar Participacoes e Empreendimentos SA	2,700	60,773
	Anima Holding SA	123,723	43,612
	Armac Locacao Logistica E Servicos SA	12,200	10,271
	Atacadao SA	187,050	198,123
	Auren Energia SA	73,712	102,293
*	Automob Participacoes SA	119,741	6,352
	B3 SA - Brasil Bolsa Balcao	448,822	859,390
	Banco Bradesco SA (BBDC3 BZ)	149,904	282,671
	Banco BTG Pactual SA	71,030	395,864
	Banco do Brasil SA	355,228	1,682,517
	Banco Santander Brasil SA	132,011	586,409
	BB Seguridade Participacoes SA	111,644	736,263
	Bemobi Mobile Tech SA	29,600	68,580
	Boa Safra Sementes SA	31,876	58,744
	BRF SA	174,227	652,600
	Brisanet Servicos de Telecomunicacoes SA	71,878	33,454
	C&A Modas SA	53,100	88,954
	Caixa Seguridade Participacoes SA	23,498	59,026
	Camil Alimentos SA	72,423	58,989
	CCR SA	234,983	451,546
	Centrais Eletricas Brasileiras SA	110,849	684,549
*	Cia Brasileira de Aluminio	67,833	63,143
*	Cia Brasileira de Distribuicao	151,677	70,076
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	48,336	782,186
		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento de Minas Gerais Copasa MG	81,421	$311,805
	Cia De Sanena Do Parana (SAPR11 BZ)	111,509	489,422
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	49,526
	Cia Energetica de Minas Gerais (CMIG3 BZ)	83,391	214,754
	Cia Paranaense de Energia - Copel	136,245	202,128
	Cia Siderurgica Nacional SA (CSNA3 BZ)	198,667	309,012
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	172,293	272,223
*	Cogna Educacao SA	871,755	210,329
	Cosan SA	189,702	251,246
	CPFL Energia SA	32,700	192,371
	Cruzeiro do Sul Educacional SA	101,200	59,570
	CSU Digital SA	10,300	28,200
	Cury Construtora e Incorporadora SA	53,211	196,853
*	CVC Brasil Operadora e Agencia de Viagens SA	62,700	21,136
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	147,478	515,563
Ω	Desktop SA	40,300	69,097
	Dexco SA	206,851	208,831
	Dimed SA Distribuidora da Medicamentos	48,085	68,293
	Direcional Engenharia SA	17,530	86,329
	EcoRodovias Infraestrutura e Logistica SA	66,805	59,443
	Eletromidia SA	9,632	48,605
*	Embraer SA (EMBR3 BZ)	293,644	2,999,726

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA (ERJ US), Sponsored ADR	16,322	$668,712
	Empreendimentos Pague Menos SA	197,159	106,271
	Energisa SA	74,717	507,059
*	Eneva SA	193,075	389,847
	Engie Brasil Energia SA	35,211	221,724
	Equatorial Energia SA	189,638	978,360
	Even Construtora e Incorporadora SA	50,000	52,532
	Ez Tec Empreendimentos e Participacoes SA	58,500	127,129
	Fleury SA	106,858	216,493
	Fras-Le SA	16,744	62,030
	Gerdau SA, Sponsored ADR	150,937	439,227
Ω	GPS Participacoes e Empreendimentos SA	79,160	203,046
	Grendene SA	93,836	91,844
*	Grupo Casas Bahia SA	18,630	11,253
	Grupo Mateus SA	162,841	186,134
	Grupo SBF SA	32,465	64,107
	Guararapes Confeccoes SA	48,436	53,955
*	Hidrovias do Brasil SA	218,184	98,936
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	26,100	64,044
	Iochpe Maxion SA	67,079	156,103
	Irani Papel e Embalagem SA	54,700	68,328
*	IRB-Brasil Resseguros SA	35,917	325,121
	Jalles Machado SA	73,662	58,107
	JBS SA	159,449	966,945
	JHSF Participacoes SA	181,166	122,760
	JSL SA	48,156	46,227
	Kepler Weber SA	65,832	116,140
	Klabin SA	326,110	1,252,198
	Lavvi Empreendimentos Imobiliarios SA	44,000	65,352
	Localiza Rent a Car SA	94,262	497,920
		Shares	Value»
BRAZIL — (Continued)
	LOG Commercial Properties e Participacoes SA	15,776	$51,020
*	Log-in Logistica Intermodal SA	8,233	29,500
*	Lojas Quero-Quero SA	100,251	39,798
	Lojas Renner SA	325,168	759,498
Ω	LWSA SA	143,677	82,606
	M Dias Branco SA	22,498	88,852
*	Magazine Luiza SA	24,559	31,350
	Mahle Metal Leve SA	10,000	48,511
	Marcopolo SA	64,423	70,331
	Marfrig Global Foods SA	123,240	335,090
Ω	Meliuz SA	1,937	1,064
	Melnick Even Desenvolvimento Imobiliario SA	48,100	31,770
	Mills Locacao Servicos e Logistica SA	53,540	84,011
*	Minerva SA	17,861	14,792
	Moura Dubeux Engenharia SA	41,392	89,526
	Movida Participacoes SA	100,874	68,181
*	MPM Corporeos SA	18,717	2,338
*	MRV Engenharia e Participacoes SA	187,880	181,320
	Multiplan Empreendimentos Imobiliarios SA	54,900	210,429
	Natura & Co. Holding SA	306,808	662,540
	Neoenergia SA	58,349	187,206
	Neogrid Participacoes SA	3,204	11,146
*	Oceanpact Servicos Maritimos SA	38,300	36,045
	Odontoprev SA	107,745	208,335
*	Oncoclinicas do Brasil Servicos Medicos SA	50,664	18,466
*	Orizon Valorizacao de Residuos SA	5,500	39,000
	Pet Center Comercio e Participacoes SA	40,398	32,420
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	39,963
	Porto Seguro SA	85,482	584,941
	Positivo Tecnologia SA	41,500	40,548

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Qualicorp Consultoria e Corretora de Seguros SA	76,900	$25,528
	Raia Drogasil SA	277,981	1,003,177
	Romi SA	34,992	56,403
	Rumo SA	68,457	215,539
	Santos Brasil Participacoes SA	160,288	361,495
	Sao Carlos Empreendimentos e Participacoes SA	8,500	27,431
	Sao Martinho SA	86,198	334,671
#	Sendas Distribuidora SA (ASAI US), ADR	4,475	25,731
	Sendas Distribuidora SA (ASAI3 BZ)	282,436	325,736
*Ω	Ser Educacional SA	46,200	42,057
*	Serena Energia SA	63,199	70,509
*	Simpar SA	165,200	102,048
	Smartfit Escola de Ginastica e Danca SA	82,335	274,448
	Suzano SA (SUZB3 BZ)	176,604	1,884,787
	SYN prop e tech SA	18,318	15,422
	Tegma Gestao Logistica SA	15,888	82,049
	Telefonica Brasil SA (VIV US), ADR	10,963	96,803
	Telefonica Brasil SA (VIVT3 BZ)	30,669	272,209
	TIM SA	222,382	594,003
	TOTVS SA	95,358	555,761
	Transmissora Alianca de Energia Eletrica SA	118,153	677,494
	Tres Tentos Agroindustrial SA	66,606	181,216
	Trisul SA	36,300	32,983
	Tupy SA	40,100	146,703
	Ultrapar Participacoes SA (UGPA3 BZ)	200,863	568,488
	Unifique Telecomunicacoes SA	72,400	42,741
	Unipar Carbocloro SA	12,975	107,680
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	42,159
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	$181,091
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	103,999	86,131
	Vibra Energia SA	402,363	1,160,811
	Vivara Participacoes SA	25,400	93,141
	Vulcabras SA	19,619	57,104
	WEG SA	125,908	1,185,817
	Wilson Sons SA	88,236	256,220
	Wiz Co.	47,964	48,998
	XP, Inc., BDR	1,810	24,716
	YDUQS Participacoes SA	129,161	226,538
*	Zamp SA	121,469	60,485
TOTAL BRAZIL			39,304,399
CHILE — (0.5%)
	Aguas Andinas SA, Class A	826,355	263,976
	Banco de Chile (BCH US), ADR	27,407	678,056
	Banco de Chile (CHILE CI)	282,034	34,915
	Banco de Credito e Inversiones SA	13,112	400,611
	Banco Santander Chile (BSAC US), ADR	4,755	97,050
	Banco Santander Chile (BSAN CI)	2,930,221	151,166
	Besalco SA	205,938	130,286
	Camanchaca SA	88,516	3,203
*	CAP SA	34,111	189,125
	Cencosud SA	263,024	670,137
	Cencosud Shopping SA	103,877	173,732
	Cia Sud Americana de Vapores SA	2,897,776	161,541
	Colbun SA	1,349,999	181,686
	Embotelladora Andina SA, ADR, Class B	17,401	339,320
	Empresa Nacional de Telecomunicaciones SA	92,476	291,997
	Empresas CMPC SA	347,716	593,273
	Empresas Copec SA	51,559	344,500
	Enel Americas SA (ENELAM CI)	2,126,466	191,313

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Enel Chile SA (ENELCHIL CI)	6,414,348	$380,929
*	Engie Energia Chile SA	64,658	64,576
	Falabella SA	96,056	363,780
	Forus SA	32,824	60,238
	Grupo Security SA	709,312	194,979
	Inversiones Aguas Metropolitanas SA	216,090	168,072
	Latam Airlines Group SA	12,948,571	195,982
	Latam Airlines Group SA, ADR	505	15,372
*	Masisa SA	791,131	11,921
	Molibdenos y Metales SA	3,068	11,890
	Multiexport Foods SA	291,740	69,259
	Parque Arauco SA	172,785	296,655
	PAZ Corp. SA	82,712	42,912
	Plaza SA	63,241	113,277
*	Ripley Corp. SA	445,297	129,626
	Salfacorp SA	311,425	188,665
	Sigdo Koppers SA	163,912	183,820
	SMU SA	1,440,054	261,172
	Sociedad Matriz SAAM SA	2,690,477	293,912
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	12,342	488,003
*	Socovesa SA	166,772	14,961
	SONDA SA	271,865	104,835
TOTAL CHILE			8,550,723
CHINA — (25.7%)
	360 Security Technology, Inc., Class A	28,700	43,770
	361 Degrees International Ltd.	454,000	243,839
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	71,700
*	5I5J Holding Group Co. Ltd., Class A	119,400	50,262
	AAC Technologies Holdings, Inc.	342,500	1,784,571
	ABA Chemicals Corp., Class A	27,800	23,632
	Accelink Technologies Co. Ltd., Class A	6,000	40,060
		Shares	Value»
CHINA — (Continued)
*	ADAMA Ltd., Class A	24,500	$19,132
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,263	31,495
	Advanced Technology & Materials Co. Ltd., Class A	15,400	24,503
*	AECC Aero Science & Technology Co. Ltd., Class A	10,500	25,813
	AECC Aero-Engine Control Co. Ltd., Class A	22,400	60,720
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	37,417
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	53,958
#*	Agile Group Holdings Ltd.	986,749	79,265
#*	Agora, Inc., ADR	29,510	164,961
	Agricultural Bank of China Ltd., Class H	4,007,000	2,206,908
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	163,612
#*	Air China Ltd., Class H	584,000	358,580
	Aisino Corp., Class A	46,700	54,969
	Ajisen China Holdings Ltd.	284,000	30,696
Ω	AK Medical Holdings Ltd.	132,000	76,489
#*Ω	Akeso, Inc.	113,000	884,351
	Alibaba Group Holding Ltd. (9988 HK)	1,967,702	24,136,758
#*	Alibaba Pictures Group Ltd.	6,170,000	421,802
#Ω	A-Living Smart City Services Co. Ltd.	423,000	147,459
	Allmed Medical Products Co. Ltd., Class A	22,700	29,996
*	Amlogic Shanghai Co. Ltd., Class A	3,199	37,213
	Amoy Diagnostics Co. Ltd., Class A	16,940	48,733
*	ANE Cayman, Inc.	208,500	192,688

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Angelalign Technology, Inc.	5,200	$36,621
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,400	23,738
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	34,538
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	42,003
	Anhui Expressway Co. Ltd., Class H	148,000	201,426
	Anhui Guangxin Agrochemical Co. Ltd., Class A	23,263	37,577
	Anhui Heli Co. Ltd., Class A	17,000	41,654
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	28,860	66,141
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	29,104
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	10,700	60,369
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	96,700
	Anhui Jinhe Industrial Co. Ltd., Class A	12,105	40,351
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	18,514
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	38,827
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	32,400	37,540
	Anhui Xinhua Media Co. Ltd., Class A	49,900	46,768
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,700	42,307
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	50,500	98,112
		Shares	Value»
CHINA — (Continued)
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,879	$58,213
	Anjoy Foods Group Co. Ltd., Class A	6,300	65,689
	Anker Innovations Technology Co. Ltd., Class A	6,760	101,535
	ANTA Sports Products Ltd.	323,000	3,436,472
	Anton Oilfield Services Group	1,610,000	140,222
	Aoshikang Technology Co. Ltd., Class A	15,700	52,911
	Aotecar New Energy Technology Co. Ltd., Class A	119,900	49,196
*	Aowei Holdings Ltd.	78,000	11,960
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	65,503
	ApicHope Pharmaceutical Group Co. Ltd.	11,020	24,143
	Appotronics Corp. Ltd., Class A	21,342	41,963
	APT Medical, Inc., Class A	1,256	65,578
	APT Satellite Holdings Ltd.	234,000	65,202
	Arcsoft Corp. Ltd., Class A	4,387	29,863
	Arctech Solar Holding Co. Ltd., Class A	2,333	19,204
*Ω	Arrail Group Ltd.	26,000	8,454
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	19,400	54,871
#Ω	AsiaInfo Technologies Ltd.	144,400	105,668
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	25,120
*	ASR Microelectronics Co. Ltd., Class A	3,295	31,661
	Asymchem Laboratories Tianjin Co. Ltd., Class A	4,500	46,343
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	20,545

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Autel Intelligent Technology Corp. Ltd., Class A	7,182	$38,707
	Autobio Diagnostics Co. Ltd., Class A	8,510	47,101
	Avary Holding Shenzhen Co. Ltd., Class A	36,900	206,732
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	45,810
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	566,330
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	20,335
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	320,677
*	Baidu, Inc. (9888 HK), Class A	264,900	2,995,086
#*	Baidu, Inc. (BIDU US), Sponsored ADR	4,316	391,030
Ω	BAIOO Family Interactive Ltd.	594,000	21,304
*Ω	Bairong, Inc.	129,000	137,179
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	21,743
	Bank of Beijing Co. Ltd., Class A	275,900	227,830
	Bank of Changsha Co. Ltd., Class A	82,696	105,286
	Bank of Chengdu Co. Ltd., Class A	78,900	187,128
	Bank of China Ltd., Class H	10,778,356	5,575,943
	Bank of Chongqing Co. Ltd., Class H	349,500	268,547
	Bank of Communications Co. Ltd., Class H	1,290,580	1,044,029
*	Bank of Gansu Co. Ltd., Class H	106,000	3,401
	Bank of Guiyang Co. Ltd., Class A	76,817	62,614
	Bank of Hangzhou Co. Ltd., Class A	98,500	200,634
	Bank of Jiangsu Co. Ltd., Class A	291,020	398,554
	Bank of Nanjing Co. Ltd., Class A	168,200	247,725
	Bank of Ningbo Co. Ltd., Class A	105,858	385,631
		Shares	Value»
CHINA — (Continued)
Ω	Bank of Qingdao Co. Ltd., Class H	415,000	$163,144
	Bank of Shanghai Co. Ltd., Class A	190,100	243,699
	Bank of Suzhou Co. Ltd., Class A	94,050	102,888
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	12,170
	Baoji Titanium Industry Co. Ltd., Class A	6,200	24,916
	Baoshan Iron & Steel Co. Ltd., Class A	288,700	278,861
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	26,024
	Baowu Magnesium Technology Co. Ltd., Class A	38,676	60,489
	Baoxiniao Holding Co. Ltd., Class A	25,700	14,710
*	Baoye Group Co. Ltd., Class H	98,000	53,986
*	Baozun, Inc. (9991 HK), Class A	21,500	22,364
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,148	48,928
*	Be Friends Holding Ltd.	350,000	39,580
	Bear Electric Appliance Co. Ltd., Class A	9,400	54,910
	Befar Group Co. Ltd., Class A	63,400	34,040
	Beibuwan Port Co. Ltd., Class A	64,100	75,935
	Beijing BDStar Navigation Co. Ltd., Class A	7,100	24,209
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	10,730	32,258
*	Beijing Capital Development Co. Ltd., Class A	84,000	27,286
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	101,122
*	Beijing Capital International Airport Co. Ltd., Class H	846,000	308,856

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	$20,683
*	Beijing Compass Technology Development Co. Ltd., Class A	1,700	21,079
	Beijing CTJ Information Technology Co. Ltd., Class A	8,600	28,947
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,588	33,225
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	25,596
	Beijing Easpring Material Technology Co. Ltd., Class A	13,300	67,877
	Beijing eGOVA Co. Ltd., Class A	9,620	19,837
	Beijing Energy International Holding Co. Ltd.	403,600	52,317
	Beijing Enlight Media Co. Ltd., Class A	17,000	22,368
	Beijing Enterprises Water Group Ltd.	2,020,000	560,693
	Beijing Gehua CATV Network Co. Ltd., Class A	25,400	25,091
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	40,430
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	39,832
	Beijing Haohua Energy Resource Co. Ltd., Class A	38,800	42,298
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	98,557
	Beijing Jingneng Clean Energy Co. Ltd., Class H	394,000	92,740
*	Beijing Jingyeda Technology Co. Ltd., Class A	5,200	23,260
		Shares	Value»
CHINA — (Continued)
	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	$37,479
	Beijing Kingsoft Office Software, Inc., Class A	699	30,538
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	23,097
	Beijing New Building Materials PLC, Class A	29,454	127,253
	Beijing North Star Co. Ltd., Class H	420,000	38,989
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,300	41,848
	Beijing Oriental Jicheng Co. Ltd., Class A	11,000	39,834
	Beijing Originwater Technology Co. Ltd., Class A	59,567	37,980
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	24,503
	Beijing Relpow Technology Co. Ltd., Class A	14,710	20,333
	Beijing Roborock Technology Co. Ltd., Class A	1,946	61,641
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	36,424
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	32,353
	Beijing Shiji Information Technology Co. Ltd., Class A	35,118	31,826
	Beijing Shougang Co. Ltd., Class A	86,200	35,928
	Beijing Sifang Automation Co. Ltd., Class A	7,900	17,764
	Beijing Sinnet Technology Co. Ltd., Class A	35,600	68,327
*	Beijing Sinohytec Co. Ltd., Class H	4,300	10,900

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	$35,237
*	Beijing Sojo Electric Co. Ltd., Class A	21,900	19,882
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	42,911
	Beijing Strong Biotechnologies, Inc., Class A	32,300	58,878
	Beijing SuperMap Software Co. Ltd., Class A	11,000	24,163
*	Beijing Teamsun Technology Co. Ltd., Class A	27,000	33,510
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	22,938
	Beijing Tiantan Biological Products Corp. Ltd., Class A	15,724	45,258
*	Beijing Tongtech Co. Ltd., Class A	18,000	35,222
	Beijing Ultrapower Software Co. Ltd., Class A	38,900	67,310
	Beijing United Information Technology Co. Ltd., Class A	17,718	63,551
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	25,903
	Beijing Wandong Medical Technology Co. Ltd., Class A	17,200	34,226
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	23,830
	Beijing WKW Automotive Parts Co. Ltd., Class A	39,000	19,729
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,900	$18,840
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,940	27,555
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	503,400	396,731
*	Beiqi Foton Motor Co. Ltd., Class A	144,800	46,805
	Best Pacific International Holdings Ltd.	54,000	20,638
	Bestore Co. Ltd., Class A	18,500	38,393
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	22,701
	Bethel Automotive Safety Systems Co. Ltd., Class A	7,567	47,769
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	39,193
	Beyondsoft Corp., Class A	20,000	35,300
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,000	39,414
	Binhai Investment Co. Ltd.	156,888	23,606
	Binjiang Service Group Co. Ltd.	33,500	82,905
	Black Peony Group Co. Ltd., Class A	31,440	20,159
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	28,907
#Ω	Blue Moon Group Holdings Ltd.	324,500	141,431
*	Blue Sail Medical Co. Ltd., Class A	38,300	25,161
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	30,879
	Bluestar Adisseo Co., Class A	14,500	23,469
Ω	BOC Aviation Ltd.	103,800	782,452

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BOC International China Co. Ltd., Class A	24,700	$35,583
*	BOE HC SemiTek Corp.	39,800	38,472
*	Bohai Leasing Co. Ltd., Class A	212,100	104,412
	Bomin Electronics Co. Ltd., Class A	17,500	18,318
	Bosideng International Holdings Ltd.	1,702,000	823,876
	Boyaa Interactive International Ltd.	48,000	31,062
	Bright Dairy & Food Co. Ltd., Class A	40,669	45,767
	BrightGene Bio-Medical Technology Co. Ltd., Class A	4,744	20,298
	Brilliance China Automotive Holdings Ltd.	1,238,000	605,827
	Bros Eastern Co. Ltd., Class A	13,800	9,976
	B-Soft Co. Ltd., Class A	49,800	27,988
	BTG Hotels Group Co. Ltd., Class A	29,400	54,223
	BYD Co. Ltd., Class H	143,500	5,042,638
	BYD Electronic International Co. Ltd.	279,000	1,523,451
	By-health Co. Ltd., Class A	17,400	27,031
*	C C Land Holdings Ltd.	726,187	107,200
	C&D International Investment Group Ltd.	302,478	496,917
	C&D Property Management Group Co. Ltd.	296,000	97,311
	C&S Paper Co. Ltd., Class A	39,900	36,478
	Caitong Securities Co. Ltd., Class A	60,550	63,832
*Ω	CALB Group Co. Ltd.	22,100	40,034
	Camel Group Co. Ltd., Class A	43,600	49,399
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	28,157
		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	12,820	$38,603
	Canny Elevator Co. Ltd., Class A	25,500	23,802
	Castech, Inc., Class A	12,430	57,033
	Cathay Biotech, Inc., Class A	4,528	27,612
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
	CECEP Solar Energy Co. Ltd., Class A	103,345	62,920
	CECEP Wind-Power Corp., Class A	189,500	78,691
	Center International Group Co. Ltd., Class A	14,500	18,433
	Central China Securities Co. Ltd., Class H	454,000	92,086
*	CETC Chips Technology, Inc., Class A	13,900	24,076
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	9,244
	CETC Digital Technology Co. Ltd., Class A	15,600	48,844
	CETC Potevio Science&Technology Co. Ltd., Class A	9,900	26,855
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	28,489
Ω	CGN Power Co. Ltd., Class H	1,373,000	444,357
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	31,581
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	28,214
	Changjiang Publishing & Media Co. Ltd., Class A	18,800	23,445
	Changjiang Securities Co. Ltd., Class A	52,700	46,388

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changshu Fengfan Power Equipment Co. Ltd., Class A	32,400	$19,064
*	ChangYuan Technology Group Ltd., Class A	45,500	30,626
	Changzheng Engineering Technology Co. Ltd., Class A	13,400	29,664
	Changzhou Qianhong Biopharma Co. Ltd., Class A	31,500	25,232
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	56,307
*	Chanjet Information Technology Co. Ltd., Class H	10,500	8,735
	Chaoju Eye Care Holdings Ltd.	139,500	54,374
	Chaowei Power Holdings Ltd.	317,000	58,302
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,800	77,339
Ω	Cheerwin Group Ltd.	126,000	29,310
*	Chen Lin Education Group Holdings Ltd.	208,000	37,012
	Cheng De Lolo Co. Ltd., Class A	45,500	55,139
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	22,994
	Chengdu B-Ray Media Co. Ltd., Class A	31,600	19,551
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	35,698
	Chengdu Galaxy Magnets Co. Ltd., Class A	8,400	28,243
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	22,613
	Chengdu Guoguang Electric Co. Ltd., Class A	2,738	18,181
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	25,600	$68,136
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	37,218
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	18,733
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	70,254
	Chengdu Xingrong Environment Co. Ltd., Class A	38,300	38,618
	Chengtun Mining Group Co. Ltd., Class A	62,800	43,897
	Chenguang Biotech Group Co. Ltd., Class A	15,800	18,207
	Chengxin Lithium Group Co. Ltd., Class A	26,200	46,106
	Chervon Holdings Ltd.	44,000	108,369
	Chifeng Jilong Gold Mining Co. Ltd., Class A	31,700	79,265
*	China Aerospace International Holdings Ltd.	970,000	47,246
	China Aircraft Leasing Group Holdings Ltd.	150,500	64,116
*	China Anchu Energy Storage Group Ltd.	627,000	19,713
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	26,619
	China Automotive Engineering Research Institute Co. Ltd., Class A	25,000	58,188
	China Baoan Group Co. Ltd., Class A	40,100	45,965
	China Bester Group Telecom Co. Ltd., Class A	6,240	17,714
	China BlueChemical Ltd., Class H	943,143	264,490
*Ω	China Bohai Bank Co. Ltd., Class H	1,029,000	124,335

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CAMC Engineering Co. Ltd., Class A	38,800	$41,386
	China Chengtong Development Group Ltd.	1,142,000	15,632
	China Chunlai Education Group Co. Ltd.	91,000	49,431
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,501,394
	China Coal Xinji Energy Co. Ltd., Class A	76,300	74,631
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
	China Communications Services Corp. Ltd., Class H	1,184,800	674,123
	China Conch Environment Protection Holdings Ltd.	787,000	69,872
	China Conch Venture Holdings Ltd.	687,000	556,052
	China Construction Bank Corp., Class H	14,219,990	11,571,021
	China CSSC Holdings Ltd., Class A	16,400	75,962
	China CYTS Tours Holding Co. Ltd., Class A	22,500	31,177
#	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	212,992
	China Design Group Co. Ltd., Class A	41,740	51,392
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	170,468
	China Dongxiang Group Co. Ltd.	1,590,000	67,411
#Ω	China East Education Holdings Ltd.	336,500	112,114
#*	China Eastern Airlines Corp. Ltd., Class H	534,000	171,670
	China Education Group Holdings Ltd.	630,087	278,748
		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	430,000	$71,123
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	29,389
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,612,000	197,131
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	153,087
	China Everbright Bank Co. Ltd., Class H	535,000	209,160
Ω	China Everbright Greentech Ltd.	296,000	29,468
	China Everbright Ltd.	458,000	287,918
*	China Express Airlines Co. Ltd., Class A	44,800	44,143
Ω	China Feihe Ltd.	2,099,000	1,444,774
	China Film Co. Ltd., Class A	19,200	30,701
*	China First Heavy Industries Co. Ltd., Class A	76,800	27,854
	China Foods Ltd.	574,000	197,279
	China Galaxy Securities Co. Ltd., Class H	592,000	539,274
	China Gas Holdings Ltd.	1,385,800	1,148,790
*	China Glass Holdings Ltd.	386,000	18,873
#*	China Gold International Resources Corp. Ltd. (2099 HK)	147,800	843,169
	China Great Wall Securities Co. Ltd., Class A	48,400	51,781
*	China Greatwall Technology Group Co. Ltd., Class A	15,000	26,955
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	49,485
	China Haisum Engineering Co. Ltd., Class A	14,200	19,171

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Harmony Auto Holding Ltd.	428,500	$29,282
*	China Harzone Industry Corp. Ltd., Class A	27,800	29,445
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	34,850
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	12,458
	China Huirong Financial Holdings Ltd.	84,000	6,400
#††	China Huiyuan Juice Group Ltd.	132,068	5,942
Ω	China International Capital Corp. Ltd., Class H	227,600	378,892
	China International Marine Containers Group Co. Ltd., Class H	453,650	318,915
	China Jinmao Holdings Group Ltd.	2,782,140	326,383
	China Jushi Co. Ltd., Class A	52,990	82,731
	China Kepei Education Group Ltd.	278,000	52,001
	China Kings Resources Group Co. Ltd., Class A	14,910	52,150
	China Leadshine Technology Co. Ltd., Class A	7,400	35,032
	China Lesso Group Holdings Ltd.	726,000	316,402
	China Life Insurance Co. Ltd., Class H	497,000	922,627
	China Lilang Ltd.	239,000	122,844
*Ω	China Literature Ltd.	156,800	527,983
*	China Longevity Group Co. Ltd.	30,000	989
	China Longyuan Power Group Corp. Ltd., Class H	472,000	348,014
*	China Maple Leaf Educational Systems Ltd.	256,000	9,729
	China Medical System Holdings Ltd.	615,000	555,098
		Shares	Value»
CHINA — (Continued)
	China Meheco Group Co. Ltd., Class A	36,520	$53,321
#	China Meidong Auto Holdings Ltd.	382,000	109,318
	China Mengniu Dairy Co. Ltd.	864,000	1,731,971
	China Merchants Bank Co. Ltd., Class H	1,055,598	5,805,875
	China Merchants Energy Shipping Co. Ltd., Class A	195,600	186,948
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	55,917
	China Merchants Land Ltd.	652,000	21,041
	China Merchants Port Holdings Co. Ltd.	702,503	1,194,590
	China Merchants Property Operation & Service Co. Ltd., Class A	44,100	59,630
#Ω	China Merchants Securities Co. Ltd., Class H	75,340	138,612
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,600	88,634
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	490,931
#	China Modern Dairy Holdings Ltd.	1,303,000	152,337
	China National Accord Medicines Corp. Ltd., Class A	23,700	83,992
	China National Chemical Engineering Co. Ltd., Class A	103,300	106,202
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	26,095

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,800	$44,501
	China National Medicines Corp. Ltd., Class A	18,500	82,339
Ω	China New Higher Education Group Ltd.	557,000	81,513
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	38,261
	China Nonferrous Mining Corp. Ltd.	761,000	501,757
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,510	56,590
*	China Nuclear Energy Technology Corp. Ltd.	418,000	17,353
*	China Oil & Gas Group Ltd.	2,890,000	60,298
	China Oilfield Services Ltd., Class H	808,000	723,277
	China Oriental Group Co. Ltd.	630,000	91,663
	China Overseas Grand Oceans Group Ltd.	908,121	203,557
	China Overseas Land & Investment Ltd.	541,500	863,051
	China Overseas Property Holdings Ltd.	542,000	335,168
	China Pacific Insurance Group Co. Ltd., Class H	431,000	1,283,855
*††	China Properties Investment Holdings Ltd.	128,000	0
	China Publishing & Media Co. Ltd., Class A	36,200	34,801
	China Railway Group Ltd., Class H	712,000	344,811
	China Railway Hi-tech Industry Co. Ltd., Class A	62,200	67,138
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	63,900	$22,353
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	193,653
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	41,293
*	China Rare Earth Holdings Ltd.	717,200	34,262
	China Reinsurance Group Corp., Class H	2,451,000	255,874
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	66,893
	China Resources Gas Group Ltd.	360,200	1,224,441
	China Resources Land Ltd.	847,222	2,578,942
	China Resources Microelectronics Ltd., Class A	5,476	34,481
Ω	China Resources Mixc Lifestyle Services Ltd.	201,400	762,605
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	19,025	116,116
#*	China Ruyi Holdings Ltd.	1,840,000	588,441
*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	84,487
	China Science Publishing & Media Ltd., Class A	6,000	16,498
Ω	China Shengmu Organic Milk Ltd.	1,117,000	25,608
	China Shineway Pharmaceutical Group Ltd.	187,000	199,015
	China South Publishing & Media Group Co. Ltd., Class A	40,600	77,202
*	China Southern Airlines Co. Ltd., Class H	640,000	305,311

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	49,900	$28,472
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	19,898
	China Starch Holdings Ltd.	1,115,000	27,988
	China State Construction Development Holdings Ltd.	378,000	93,900
	China State Construction Engineering Corp. Ltd., Class A	568,800	442,968
	China State Construction International Holdings Ltd.	1,012,000	1,485,432
#*	China Sunshine Paper Holdings Co. Ltd.	408,000	106,904
	China Suntien Green Energy Corp. Ltd., Class H	647,000	308,667
	China Taiping Insurance Holdings Co. Ltd.	839,812	1,253,622
	China Testing & Certification International Group Co. Ltd., Class A	24,208	23,904
	China Tianying, Inc., Class A	94,800	59,542
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	6,800	41,016
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	57,572
Ω	China Tower Corp. Ltd., Class H	17,084,000	2,460,823
	China TransInfo Technology Co. Ltd., Class A	24,900	28,284
		Shares	Value»
CHINA — (Continued)
	China Travel International Investment Hong Kong Ltd.	1,120,000	$145,463
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	63,882
#*	China Vanke Co. Ltd., Class H	555,538	415,006
*	China Vered Financial Holding Corp. Ltd.	6,440,000	38,073
	China Wafer Level CSP Co. Ltd., Class A	9,300	36,029
	China Water Affairs Group Ltd.	296,000	171,121
	China West Construction Group Co. Ltd., Class A	44,900	37,396
	China World Trade Center Co. Ltd., Class A	12,500	43,077
	China XD Electric Co. Ltd., Class A	25,700	25,855
	China Yangtze Power Co. Ltd., Class A	164,353	654,146
#	China Yongda Automobiles Services Holdings Ltd.	630,000	205,609
*Ω	China Youran Dairy Group Ltd.	532,000	134,210
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	55,463
	China Zhenhua Group Science & Technology Co. Ltd., Class A	9,400	53,351
	China Zheshang Bank Co. Ltd., Class H	627,899	181,659
††	China Zhongwang Holdings Ltd.	944,318	38,176
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	15,650
#	Chinasoft International Ltd.	1,120,000	755,764
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	36,262

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Chongqing Changan Automobile Co. Ltd., Class A	105,212	$182,478
Chongqing Chuanyi Automation Co. Ltd., Class A	17,900	53,042
Chongqing Department Store Co. Ltd., Class A	21,300	87,709
Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	77,324	100,307
Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	47,883
Chongqing Gas Group Corp. Ltd., Class A	57,800	46,111
Chongqing Machinery & Electric Co. Ltd., Class H	568,000	50,432
Chongqing Road & Bridge Co. Ltd., Class A	22,600	17,124
Chongqing Rural Commercial Bank Co. Ltd., Class H	772,000	472,520
Chongqing Taiji Industry Group Co. Ltd., Class A	16,900	43,794
Chongqing Zhifei Biological Products Co. Ltd., Class A	22,100	73,696
Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,800	119,409
Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	33,480
Chow Tai Fook Jewellery Group Ltd.	599,000	540,593
Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	52,475
CIG Shanghai Co. Ltd., Class A	6,000	33,032
CIMC Enric Holdings Ltd.	368,000	332,219
Cisen Pharmaceutical Co. Ltd., Class A	14,000	26,183
CITIC Heavy Industries Co. Ltd., Class A	38,400	20,745
		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	247,100	$673,230
#*	Citychamp Watch & Jewellery Group Ltd.	560,000	50,363
#*	ClouDr Group Ltd.	109,200	17,692
#*	CMGE Technology Group Ltd.	800,000	83,899
	CMOC Group Ltd., Class H	930,000	687,056
	CMST Development Co. Ltd., Class A	84,200	68,589
*	CNFinance Holdings Ltd., ADR	23,410	28,794
	CNGR Advanced Material Co. Ltd., Class A	9,100	42,469
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,635	40,789
	CNOOC Energy Technology & Services Ltd., Class A	163,200	94,417
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	53,013
*	COFCO Biotechnology Co. Ltd., Class A	37,000	27,397
	COFCO Capital Holdings Co. Ltd., Class A	20,400	35,987
#*	COFCO Joycome Foods Ltd.	1,618,000	285,811
	COFCO Sugar Holding Co. Ltd., Class A	31,800	41,871
	Cofoe Medical Technology Co. Ltd., Class A	5,400	25,112
*	Comba Telecom Systems Holdings Ltd.	942,000	122,690
	Concord New Energy Group Ltd.	4,144,648	253,445
	Consun Pharmaceutical Group Ltd.	217,000	219,511
	Contec Medical Systems Co. Ltd., Class A	8,900	15,978

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Contemporary Amperex Technology Co. Ltd., Class A	61,770	$2,202,371
	Continental Aerospace Technologies Holding Ltd.	1,469,171	20,792
	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	241,163
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	514,000	474,272
	COSCO SHIPPING Holdings Co. Ltd., Class H	885,400	1,328,824
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	78,731
	COSCO SHIPPING Ports Ltd.	703,099	406,791
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	23,321
	Cosonic Intelligent Technologies Co. Ltd., Class A	8,600	21,038
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	58,596
*	Crazy Sports Group Ltd.	1,774,000	22,623
	CRRC Corp. Ltd., Class H	658,000	416,607
Ω	CSC Financial Co. Ltd., Class H	82,500	102,672
	CSG Holding Co. Ltd., Class A	83,834	57,630
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	11,040	43,824
	CSPC Pharmaceutical Group Ltd.	3,692,640	2,128,727
	CSSC Hong Kong Shipping Co. Ltd.	768,000	171,357
	CSSC Science & Technology Co. Ltd., Class A	14,700	24,235
	CTS International Logistics Corp. Ltd., Class A	55,500	46,750
*	CWT International Ltd.	960,000	9,030
		Shares	Value»
CHINA — (Continued)
	Cybrid Technologies, Inc., Class A	12,500	$17,461
	Daan Gene Co. Ltd., Class A	43,920	32,010
	Dajin Heavy Industry Co. Ltd., Class A	7,200	19,718
	Dalian Bio-Chem Co. Ltd., Class A	7,644	25,151
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	58,643
#	Dalipal Holdings Ltd.	108,000	134,571
	Daqin Railway Co. Ltd., Class A	189,188	173,657
	Dashang Co. Ltd., Class A	22,990	83,613
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	54,637
*	Datang Telecom Technology Co. Ltd., Class A	29,800	32,950
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	59,161
*	DBAPP Security Ltd., Class A	2,880	17,338
	DBG Technology Co. Ltd., Class A	11,200	41,903
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	57,056
	Deppon Logistics Co. Ltd., Class A	31,400	63,282
*	Dezhan Healthcare Co. Ltd., Class A	30,500	12,632
	DHC Software Co. Ltd., Class A	42,600	41,892
	Dian Diagnostics Group Co. Ltd., Class A	26,054	37,638
	Digital China Group Co. Ltd., Class A	20,200	91,452
	Digital China Holdings Ltd.	307,250	114,239
	Digital China Information Service Group Co. Ltd., Class A	23,900	36,041
*	Dingdang Health Technology Group Ltd.	194,500	11,131
	Dirui Industrial Co. Ltd., Class A	7,100	14,597

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Do-Fluoride New Materials Co. Ltd., Class A	25,180	$39,173
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	62,039
	Dongfang Electric Corp. Ltd., Class H	93,000	107,826
	Dongfang Electronics Co. Ltd., Class A	49,300	65,071
	DongFeng Automobile Co. Ltd., Class A	26,000	23,942
	Dongfeng Motor Group Co. Ltd., Class H	1,190,000	475,573
	Dongguan Aohai Technology Co. Ltd., Class A	8,900	49,864
	Dongguan Development Holdings Co. Ltd., Class A	31,100	43,138
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	3,385	24,234
	Dongguan Rural Commercial Bank Co. Ltd., Class H	23,000	10,442
	Donghua Testing Technology Co. Ltd., Class A	4,600	25,429
	Dongxing Securities Co. Ltd., Class A	43,400	63,615
#	Dongyue Group Ltd.	725,000	773,569
#	DouYu International Holdings Ltd., ADR	6,527	102,340
	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	99,933
	Eaglerise Electric & Electronic China Co. Ltd., Class A	10,500	25,930
	East Money Information Co. Ltd., Class A	82,283	261,102
	Eastcompeace Technology Co. Ltd., Class A	19,000	26,322
	Easyhome New Retail Group Co. Ltd., Class A	141,300	66,523
	Ecovacs Robotics Co. Ltd., Class A	3,800	22,424
		Shares	Value»
CHINA — (Continued)
	Edan Instruments, Inc., Class A	15,000	$22,649
	Edifier Technology Co. Ltd., Class A	22,500	49,955
	Edvantage Group Holdings Ltd.	226,549	60,042
	EEKA Fashion Holdings Ltd.	159,000	175,837
	Electric Connector Technology Co. Ltd., Class A	6,300	53,274
*††	Elion Energy Co. Ltd., Class A	106,600	4,255
	ENN Energy Holdings Ltd.	179,500	1,221,866
	Eoptolink Technology, Inc. Ltd., Class A	4,280	74,249
	Era Co. Ltd., Class A	69,500	40,547
	Essex Bio-technology Ltd.	144,000	53,265
	Eternal Asia Supply Chain Management Ltd., Class A	81,800	46,399
	EVA Precision Industrial Holdings Ltd.	672,000	54,508
	Eve Energy Co. Ltd., Class A	15,115	88,925
	Ever Sunshine Services Group Ltd.	346,000	81,962
Ω	Everbright Securities Co. Ltd., Class H	61,600	60,194
	Excellence Commercial Property & Facilities Management Group Ltd.	129,000	21,050
	Explosive Co. Ltd., Class A	13,300	18,907
	Eyebright Medical Technology Beijing Co. Ltd., Class A	2,247	29,435
	Fangda Carbon New Material Co. Ltd., Class A	73,149	45,823
	Fangda Special Steel Technology Co. Ltd., Class A	93,196	53,236
	Far East Smarter Energy Co. Ltd., Class A	54,700	35,330

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Farasis Energy Gan Zhou Co. Ltd., Class A	27,489	$43,086
	FAW Jiefang Group Co. Ltd., Class A	20,500	22,235
	FAWER Automotive Parts Co. Ltd., Class A	73,300	52,313
	Feilong Auto Components Co. Ltd., Class A	19,500	35,608
	Ferrotec Anhui Technology Development Co. Ltd., Class A	1,500	8,405
	FESCO Group Co. Ltd., Class A	17,100	44,081
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	37,592
	Fibocom Wireless, Inc., Class A	27,080	112,833
*	FIH Mobile Ltd.	1,386,000	142,835
*	Financial Street Holdings Co. Ltd., Class A	86,800	36,315
	FinVolution Group, ADR	79,604	608,175
	First Capital Securities Co. Ltd., Class A	50,200	53,502
	First Tractor Co. Ltd., Class H	126,000	117,763
	Flat Glass Group Co. Ltd., Class H	176,000	260,657
	Focus Lightings Tech Co. Ltd., Class A	16,100	29,347
	Focus Media Information Technology Co. Ltd., Class A	180,800	164,680
*	Focused Photonics Hangzhou, Inc., Class A	13,300	31,759
	Focuslight Technologies, Inc., Class A	2,301	20,625
	Foryou Corp., Class A	7,004	28,630
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	22,247
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	41,811	237,248
		Shares	Value»
CHINA — (Continued)
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	$18,919
*	Foshan Yowant Technology Co. Ltd., Class A	29,400	25,986
*	Founder Holdings Ltd.	390,000	57,523
	Founder Securities Co. Ltd., Class A	44,600	48,122
	Foxconn Industrial Internet Co. Ltd., Class A	152,800	453,545
	Friend Co. Ltd., Class A	15,400	21,093
	Fu Shou Yuan International Group Ltd.	760,000	418,786
	Fufeng Group Ltd.	1,005,000	672,195
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Apex Software Co. Ltd., Class A	6,500	31,638
	Fujian Boss Software Development Co. Ltd., Class A	16,899	33,898
	Fujian Kuncai Material Technology Co. Ltd., Class A	5,600	15,174
	Fujian Longking Co. Ltd., Class A	30,100	51,507
	Fujian Qingshan Paper Industry Co. Ltd., Class A	60,000	18,555
	Fujian Star-net Communication Co. Ltd., Class A	9,600	25,934
	Fujian Sunner Development Co. Ltd., Class A	30,500	59,429
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	19,900
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	22,402
*	Fulin Precision Co. Ltd., Class A	21,700	49,100
	Fushun Special Steel Co. Ltd., Class A	26,500	19,626
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	177,600	1,199,356

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,300	$38,323
Ω	Ganfeng Lithium Group Co. Ltd., Class H	79,560	198,620
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	44,634
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	14,258
	Gaona Aero Material Co. Ltd., Class A	18,220	37,461
#	Gaush Meditech Ltd.	7,700	9,055
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	54,285
	GCL Energy Technology Co. Ltd., Class A	47,600	48,477
*	GCL New Energy Holdings Ltd.	278,000	17,199
*	GDS Holdings Ltd. (9698 HK), Class A	301,200	814,249
*	GDS Holdings Ltd. (GDS US), ADR	8,965	194,630
	Geely Automobile Holdings Ltd.	1,547,000	2,864,110
	GEM Co. Ltd., Class A	76,200	66,784
	Gemdale Corp., Class A	53,200	33,679
#	Gemdale Properties & Investment Corp. Ltd.	3,508,000	122,174
	GemPharmatech Co. Ltd., Class A	10,762	19,429
	Geovis Technology Co. Ltd., Class A	3,817	25,859
	Getein Biotech, Inc., Class A	15,288	16,705
	GF Securities Co. Ltd., Class H	191,400	259,574
Ω	Giant Biogene Holding Co. Ltd.	111,800	830,160
	Giant Network Group Co. Ltd., Class A	29,100	51,036
	Giantec Semiconductor Corp., Class A	3,119	29,694
	Ginlong Technologies Co. Ltd., Class A	4,300	30,166
		Shares	Value»
CHINA — (Continued)
	Glarun Technology Co. Ltd., Class A	16,000	$41,856
#*	Global New Material International Holdings Ltd.	23,000	10,720
	GoerTek, Inc., Class A	42,500	162,792
	Goke Microelectronics Co. Ltd., Class A	2,800	24,653
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	8,691
	Goldenmax International Group Ltd., Class A	25,200	28,435
	Goldpac Group Ltd.	138,000	18,068
	Goldwind Science & Technology Co. Ltd., Class H	329,858	231,195
	Goneo Group Co. Ltd., Class A	6,160	60,560
*	Goodbaby International Holdings Ltd.	381,000	54,115
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,471	23,686
	Gotion High-tech Co. Ltd., Class A	17,800	50,823
	Grandblue Environment Co. Ltd., Class A	18,190	57,029
*	Grandjoy Holdings Group Co. Ltd., Class A	108,200	39,565
	Great Wall Motor Co. Ltd., Class H	481,000	786,056
	Greatview Aseptic Packaging Co. Ltd.	486,000	163,848
	Gree Electric Appliances, Inc. of Zhuhai, Class A	49,800	308,894
*	Gree Real Estate Co. Ltd., Class A	51,000	42,244
	Greentown China Holdings Ltd.	542,000	600,846
Ω	Greentown Management Holdings Co. Ltd.	319,000	119,819
	Greentown Service Group Co. Ltd.	700,000	326,232

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GRG Banking Equipment Co. Ltd., Class A	32,700	$50,281
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	47,760
	Grinm Advanced Materials Co. Ltd., Class A	14,500	30,023
	Guangdong Advertising Group Co. Ltd., Class A	32,600	36,962
	Guangdong Aofei Data Technology Co. Ltd., Class A	27,999	51,066
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	69,377
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	36,700	31,748
	Guangdong DFP New Material Group Co. Ltd.	59,200	26,869
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	43,900	68,675
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	23,632
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	31,634
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	46,728
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	24,000	47,915
	Guangdong Goworld Co. Ltd., Class A	8,000	11,360
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	17,525
		Shares	Value»
CHINA — (Continued)
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	35,300	$25,702
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	25,233
	Guangdong Haid Group Co. Ltd., Class A	27,000	185,246
	Guangdong Hongda Holdings Group Co. Ltd., Class A	17,900	65,130
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	56,565
	Guangdong Huate Gas Co. Ltd., Class A	2,904	17,604
	Guangdong Insight Brand Marketing Group Co. Ltd., Class A	2,900	25,855
	Guangdong Investment Ltd.	854,000	646,504
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	9,552	19,490
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	14,300	44,795
*	Guangdong Land Holdings Ltd.	164,822	4,234
	Guangdong Provincial Expressway Development Co. Ltd., Class A	55,521	99,086
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	20,899
	Guangdong Sirio Pharma Co. Ltd., Class A	5,330	18,433
	Guangdong South New Media Co. Ltd., Class A	8,000	43,972
*	Guangdong TCL Smart Home Appliances Co. Ltd.	18,600	32,588
	Guangdong Topstar Technology Co. Ltd., Class A	3,000	12,073

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	$47,318
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	58,123
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	31,754
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	30,774
	Guangshen Railway Co. Ltd., Class H	655,500	177,506
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,000	43,978
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	56,239
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	28,135
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	32,087
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	45,752
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	14,300	34,851
#	Guangzhou Automobile Group Co. Ltd., Class H	622,836	244,545
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	50,095
	Guangzhou Development Group, Inc., Class A	53,000	45,529
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,300	18,465
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	19,672
		Shares	Value»
CHINA — (Continued)
	Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	$37,720
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	32,447
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	24,702
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	39,505
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	38,756
	Guangzhou Sie Consulting Co. Ltd., Class A	12,700	35,672
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	28,760	72,758
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	46,110
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	33,658
	Guilin Layn Natural Ingredients Corp., Class A	22,200	22,843
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	24,400	45,463
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	16,200	18,043
	Guizhou Chanhen Chemical Corp., Class A	8,800	27,225
	Guizhou Gas Group Corp. Ltd., Class A	34,900	31,621
	Guizhou Guihang Automotive Components Co. Ltd., Class A	11,100	18,413
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	22,104
	Guizhou Tyre Co. Ltd., Class A	67,600	45,113

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	$27,549
	Guocheng Mining Co. Ltd., Class A	12,100	19,873
*	Guoguang Electric Co. Ltd., Class A	11,900	29,788
#	Guolian Securities Co. Ltd., Class H	110,500	56,103
	Guomai Technologies, Inc., Class A	25,900	27,402
	Guosen Securities Co. Ltd., Class A	79,812	113,762
*	Guosheng Financial Holding, Inc., Class A	30,030	56,154
#Ω	Guotai Junan Securities Co. Ltd., Class H	78,800	116,954
	Guoyuan Securities Co. Ltd., Class A	50,550	55,384
#	Gushengtang Holdings Ltd.	50,800	178,329
	H World Group Ltd. (1179 HK)	356,800	1,155,123
#*Ω	Haichang Ocean Park Holdings Ltd.	547,000	39,434
Ω	Haidilao International Holding Ltd.	395,000	741,027
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	154,096
	Haier Smart Home Co. Ltd. (6690 HK), Class H	577,599	1,910,442
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	16,247
	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	35,846
	Hainan Haide Capital Management Co. Ltd., Class A	36,015	29,753
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	9,800	23,888
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,055	38,794
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	104,672
		Shares	Value»
CHINA — (Continued)
	Hainan Mining Co. Ltd., Class A	24,200	$22,645
	Hainan Strait Shipping Co. Ltd., Class A	87,900	76,336
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	20,244
	Haitian International Holdings Ltd.	305,000	810,860
	Haitong Securities Co. Ltd., Class H	479,200	419,355
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	73,533
	Hand Enterprise Solutions Co. Ltd., Class A	21,200	57,661
	Hangcha Group Co. Ltd., Class A	31,880	84,635
	Hangjin Technology Co. Ltd., Class A	10,600	24,597
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	32,144
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	48,761
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	21,457
	Hangzhou Dptech Technologies Co. Ltd., Class A	13,700	33,078
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	17,431
	Hangzhou First Applied Material Co. Ltd., Class A	16,472	33,144
	Hangzhou GreatStar Industrial Co. Ltd.	15,700	69,786
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	5,800	18,218
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	28,581
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,232	21,362

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	23,700	$41,102
	Hangzhou Iron & Steel Co., Class A	38,300	27,453
	Hangzhou Lion Microelectronics Co. Ltd., Class A	10,144	32,064
	Hangzhou Onechance Tech Corp., Class A	12,300	47,261
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	13,900	39,614
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	51,132
	Hangzhou Shunwang Technology Co. Ltd., Class A	13,800	30,978
	Hangzhou Sunrise Technology Co. Ltd., Class A	9,500	21,741
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	43,300	156,458
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,200	18,338
	Han's Laser Technology Industry Group Co. Ltd., Class A	6,600	23,368
Ω	Hansoh Pharmaceutical Group Co. Ltd.	174,000	400,452
	Haohua Chemical Science & Technology Co. Ltd., Class A	5,600	21,824
*Ω	Harbin Bank Co. Ltd., Class H	873,000	39,307
	Harbin Boshi Automation Co. Ltd., Class A	25,561	63,232
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	23,700	35,746
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	55,500	19,115
		Shares	Value»
CHINA — (Continued)
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	$57,336
	HBIS Resources Co. Ltd., Class A	28,400	55,825
	Health & Happiness H&H International Holdings Ltd.	127,000	133,358
*	Hebei Construction Group Corp. Ltd., Class H	180,000	12,951
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	13,342
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	22,700	69,087
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	23,394
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	34,971
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	23,437
	Heilongjiang Agriculture Co. Ltd., Class A	42,300	83,082
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	13,000	19,640
	Hello Group, Inc., Sponsored ADR	98,861	710,811
	Henan Liliang Diamond Co. Ltd., Class A	12,100	54,881
	Henan Lingrui Pharmaceutical Co., Class A	26,474	79,117
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	70,239
	Henan Pinggao Electric Co. Ltd., Class A	27,800	68,581
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	136,477

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	$37,388
*	Henan Yicheng New Energy Co. Ltd., Class A	84,700	44,459
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	36,806
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	33,778
	Hengan International Group Co. Ltd.	361,000	988,283
*	Hengdeli Holdings Ltd.	467,309	7,381
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	47,700	84,735
	Hengli Petrochemical Co. Ltd., Class A	110,300	228,018
	Hengtong Optic-electric Co. Ltd., Class A	35,000	75,654
	Hengyi Petrochemical Co. Ltd., Class A	47,720	40,399
*	Hesai Group, ADR	1,374	21,215
	Hesteel Co. Ltd., Class A	300,600	89,100
	Hexing Electrical Co. Ltd., Class A	10,300	53,721
	HG Technologies Co. Ltd., Class A	8,200	18,802
*	Hi Sun Technology China Ltd.	1,011,000	39,009
	Hiecise Precision Equipment Co. Ltd., Class A	6,700	29,797
	Hisense Home Appliances Group Co. Ltd., Class H	157,000	547,077
	Hisense Visual Technology Co. Ltd., Class A	17,700	57,837
	Hitevision Co. Ltd., Class A	6,500	21,226
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,388	131,725
	HLA Group Corp. Ltd., Class A	82,300	99,800
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	41,111
		Shares	Value»
CHINA — (Continued)
*	HNA Technology Co. Ltd., Class A	64,900	$22,389
	Homeland Interactive Technology Ltd.	136,000	23,048
	Hongfa Technology Co. Ltd., Class A	8,500	40,425
*	Honghua Group Ltd.	1,396,000	21,453
	Hongli Zhihui Group Co. Ltd., Class A	29,100	27,118
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	23,355
	Hongta Securities Co. Ltd., Class A	18,100	19,660
*	Hopson Development Holdings Ltd.	663,062	254,229
	Horizon Construction Development Ltd.	621,000	96,964
	Hoshine Silicon Industry Co. Ltd., Class A	8,700	62,351
	Hoymiles Power Electronics, Inc., Class A	1,254	17,516
	Hoyuan Green Energy Co. Ltd., Class A	12,590	26,858
#Ω	Hua Hong Semiconductor Ltd.	301,000	891,985
	Huaan Securities Co. Ltd., Class A	23,080	17,890
	Huada Automotive Technology Corp. Ltd., Class A	5,500	25,140
	Huadian Heavy Industries Co. Ltd., Class A	33,500	31,077
	Huadong Medicine Co. Ltd., Class A	23,900	114,897
	Huafon Chemical Co. Ltd., Class A	64,300	71,802
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	31,600	26,330
	Huafu Fashion Co. Ltd., Class A	77,300	50,158
	Huagong Tech Co. Ltd., Class A	10,800	58,658
	Huakai Yibai Technology Co. Ltd., Class A	14,500	28,416

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	23,400	$51,080
	Huaming Power Equipment Co. Ltd., Class A	16,700	38,695
	Huangshan Novel Co. Ltd., Class A	31,900	45,742
	Huangshan Tourism Development Co. Ltd., Class A	21,000	32,104
#*	Huanxi Media Group Ltd.	380,000	22,282
	Huapont Life Sciences Co. Ltd., Class A	86,950	46,192
*	Huarong International Financial Holdings Ltd.	165,000	2,913
Ω	Huatai Securities Co. Ltd., Class H	194,200	334,427
	Huaxi Securities Co. Ltd., Class A	48,200	53,550
	Huaxia Bank Co. Ltd., Class A	176,536	185,008
	Huayu Automotive Systems Co. Ltd., Class A	70,100	162,528
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	143,000	75,115
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	33,100	17,809
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	33,397
*	Hubei Dinglong Co. Ltd., Class A	7,000	24,990
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	6,250	32,510
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	100,897
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	41,300	124,776
	Hubei Yihua Chemical Industry Co. Ltd., Class A	24,600	40,999
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,300	23,510
		Shares	Value»
CHINA — (Continued)
	Huishang Bank Corp. Ltd., Class H	123,900	$39,287
#*Ω	Huitongda Network Co. Ltd., Class H	11,000	20,473
*	Huizhou CEE Technology, Inc., Class A	16,600	18,130
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	89,933
	Hunan Aihua Group Co. Ltd., Class A	14,000	29,823
	Hunan Corun New Energy Co. Ltd., Class A	34,200	19,709
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	34,390
	Hunan Gold Corp. Ltd., Class A	21,600	51,672
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	7,000	15,017
*	Hunan Kaimeite Gases Co. Ltd., Class A	22,000	19,516
*	Hunan New Wellful Co. Ltd., Class A	24,600	19,988
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	55,700	54,971
	Hunan Valin Steel Co. Ltd., Class A	148,900	93,185
	Hunan Zhongke Electric Co. Ltd., Class A	24,000	48,696
	Hundsun Technologies, Inc., Class A	11,100	39,912
	HUYA, Inc., ADR	39,605	138,617
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	161,600	264,713
	Hymson Laser Technology Group Co. Ltd., Class A	8,008	33,286
*	Hytera Communications Corp. Ltd., Class A	59,800	102,054
*	HyUnion Holding Co. Ltd., Class A	44,700	34,289
*	IAT Automobile Technology Co. Ltd., Class A	15,900	25,785

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	iDreamSky Technology Holdings Ltd.	348,800	$72,562
	IEIT Systems Co. Ltd., Class A	11,700	83,965
	Iflytek Co. Ltd., Class A	6,300	44,160
	IKD Co. Ltd., Class A	31,100	76,016
*	I-Mab, Sponsored ADR	18,909	19,287
*Ω	IMAX China Holding, Inc.	66,100	63,100
	Imeik Technology Development Co. Ltd., Class A	3,780	89,067
	Industrial & Commercial Bank of China Ltd., Class H	8,158,017	5,552,966
	Industrial Bank Co. Ltd., Class A	283,145	794,135
	Industrial Securities Co. Ltd., Class A	90,660	74,823
	INESA Intelligent Tech, Inc., Class A	16,500	31,036
	Infore Environment Technology Group Co. Ltd., Class A	75,400	49,636
#*Ω	Ingdan, Inc.	313,000	50,636
	Ingenic Semiconductor Co. Ltd., Class A	2,200	19,641
	Inkeverse Group Ltd.	276,000	61,716
*	INKON Life Technology Co. Ltd., Class A	14,100	16,786
	Inmyshow Digital Technology Group Co. Ltd., Class A	84,400	59,603
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	84,902
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	24,184
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	51,300	88,691
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	72,000	277,406
*Ω	InnoCare Pharma Ltd.	192,000	136,506
		Shares	Value»
CHINA — (Continued)
	Innuovo Technology Co. Ltd., Class A	20,400	$30,880
	Insigma Technology Co. Ltd., Class A	32,500	29,793
	Inspur Digital Enterprise Technology Ltd.	216,000	123,163
	Intco Medical Technology Co. Ltd., Class A	20,880	78,397
	Intron Technology Holdings Ltd.	238,000	34,673
*	iQIYI, Inc., ADR	283,378	614,930
	iRay Technology Co. Ltd., Class A	1,288	18,155
	IReader Technology Co. Ltd., Class A	10,100	29,511
*	IRICO Display Devices Co. Ltd., Class A	66,900	78,275
	IVD Medical Holding Ltd.	205,000	48,140
	JA Solar Technology Co. Ltd., Class A	69,401	119,099
	Jade Bird Fire Co. Ltd., Class A	43,150	68,197
	Jafron Biomedical Co. Ltd., Class A	11,000	40,746
	Jangho Group Co. Ltd., Class A	44,600	32,705
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	80,401
	JCET Group Co. Ltd., Class A	30,500	163,817
	JCHX Mining Management Co. Ltd., Class A	8,600	47,400
*Ω	JD Health International, Inc.	180,600	747,817
*Ω	JD Logistics, Inc.	520,300	895,944
	JD.com, Inc. (9618 HK), Class A	374,347	7,614,525
	Jia Yao Holdings Ltd.	24,000	13,199
	Jiajiayue Group Co. Ltd., Class A	29,000	40,264
	Jiang Su Suyan Jingshen Co. Ltd., Class A	33,200	50,385
	Jiangling Motors Corp. Ltd., Class A	21,700	67,618
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	21,926

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	18,800	$15,319
	Jiangsu Azure Corp., Class A	20,800	35,177
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	27,777
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	24,688
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	44,423
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	66,770	68,258
	Jiangsu Cnano Technology Co. Ltd., Class A	9,258	49,993
*	Jiangsu Dagang Co. Ltd., Class A	24,900	47,390
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	44,100	51,347
	Jiangsu Eastern Shenghong Co. Ltd., Class A	29,300	34,627
	Jiangsu Etern Co. Ltd., Class A	40,700	27,642
	Jiangsu Expressway Co. Ltd., Class H	302,000	336,272
	Jiangsu Financial Leasing Co. Ltd., Class A	47,300	34,595
	Jiangsu General Science Technology Co. Ltd., Class A	57,300	43,848
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	32,069
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	37,508
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	53,719
	Jiangsu Guoxin Corp. Ltd., Class A	27,300	28,073
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,600	$35,816
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	84,182
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	20,313
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	22,808
	Jiangsu Hongtian Technology Co. Ltd., Class A	6,300	22,739
*	Jiangsu Hoperun Software Co. Ltd., Class A	5,700	37,792
	Jiangsu Huachang Chemical Co. Ltd., Class A	20,300	22,922
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	25,015
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	71,917
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,400	66,076
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	44,718
	Jiangsu Leili Motor Co. Ltd., Class A	5,700	34,726
	Jiangsu Lianyungang Port Co. Ltd., Class A	23,700	12,266
	Jiangsu Lihua Foods Group Co. Ltd.	8,214	21,437
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	77,161
*	Jiangsu Lopal Tech Co. Ltd., Class A	12,500	16,881
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,200	51,722
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	20,700	18,962
	Jiangsu Pacific Quartz Co. Ltd., Class A	19,800	71,963

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	16,600	$25,803
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	63,192
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	28,600	23,498
	Jiangsu Shagang Co. Ltd., Class A	35,700	26,200
	Jiangsu Shemar Electric Co. Ltd., Class A	6,700	24,495
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	23,634
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	33,838
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	10,500	22,434
*	Jiangsu Sopo Chemical Co., Class A	27,700	27,257
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	68,000	50,205
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	33,719
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	10,000	65,982
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	84,857
	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	22,572
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	35,537
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,800	87,995
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	$53,492
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	107,030
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	61,723
*	Jiangsu Zongyi Co. Ltd., Class A	29,600	16,250
	Jiangxi Bank Co. Ltd., Class H	339,000	32,104
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	26,675
	Jiangxi Copper Co. Ltd., Class H	301,000	477,735
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	31,069
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	41,246
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	22,797
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	20,253
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	25,638
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	65,064
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	21,039
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	41,244
	Jiayou International Logistics Co. Ltd., Class A	20,066	49,344
*	Jilin Chemical Fibre, Class A	59,600	28,004
	Jinchuan Group International Resources Co. Ltd.	1,052,000	70,617

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	$78,672
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	24,760
	Jingjin Equipment, Inc., Class A	20,420	47,402
	Jinhong Gas Co. Ltd., Class A	16,136	37,670
*	Jinke Smart Services Group Co. Ltd., Class H	54,400	48,233
#	JinkoSolar Holding Co. Ltd., ADR	20,916	434,425
	Jinlei Technology Co. Ltd., Class A	9,500	25,545
	Jinlongyu Group Co. Ltd., Class A	10,300	22,227
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	18,119
	Jinzai Food Group Co. Ltd., Class A	13,000	22,139
#Ω	Jiumaojiu International Holdings Ltd.	636,000	215,537
	Jiuzhitang Co. Ltd., Class A	10,500	11,518
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	24,386
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	25,400	30,375
	JNBY Design Ltd.	94,000	198,751
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	69,779
	Joinn Laboratories China Co. Ltd., Class A	11,708	26,013
Ω	Joinn Laboratories China Co. Ltd., Class H	29,400	32,019
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	18,518
	Jointown Pharmaceutical Group Co. Ltd., Class A	105,761	72,764
		Shares	Value»
CHINA — (Continued)
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	$21,957
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	29,214
	Joy City Property Ltd.	2,264,000	59,424
	Joyoung Co. Ltd., Class A	28,300	38,404
	JS Corrugating Machinery Co. Ltd., Class A	12,700	21,250
#*Ω	JS Global Lifestyle Co. Ltd.	686,000	161,289
	JSTI Group, Class A	36,800	48,303
*	Ju Teng International Holdings Ltd.	412,000	46,170
	Juewei Food Co. Ltd., Class A	26,300	52,892
	Juneyao Airlines Co. Ltd., Class A	42,100	76,941
	Jutal Offshore Oil Services Ltd.	338,000	30,753
*	JY Grandmark Holdings Ltd.	13,000	485
	Kailuan Energy Chemical Co. Ltd., Class A	32,300	29,127
	Kaishan Group Co. Ltd., Class A	24,500	32,584
	Kangji Medical Holdings Ltd.	145,000	119,936
*	KBC Corp. Ltd., Class A	4,429	11,723
	Keboda Technology Co. Ltd., Class A	4,100	34,636
	Keda Industrial Group Co. Ltd., Class A	26,600	29,744
	KEDE Numerical Control Co. Ltd., Class A	2,008	18,227
	Kehua Data Co. Ltd., Class A	12,100	47,816
	Keli Motor Group Co. Ltd., Class A	14,000	31,669
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	26,413
	Kidswant Children Products Co. Ltd., Class A	30,700	54,287

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingboard Holdings Ltd.	330,900	$843,209
	Kingboard Laminates Holdings Ltd.	474,473	475,842
	KingClean Electric Co. Ltd., Class A	13,020	41,688
	Kingfa Sci & Tech Co. Ltd., Class A	41,600	53,441
	Kingnet Network Co. Ltd., Class A	40,600	78,094
	Kingsemi Co. Ltd., Class A	2,259	23,403
#*	Kingsoft Cloud Holdings Ltd.	838,000	694,089
	Kingsoft Corp. Ltd.	340,600	1,721,876
*	Ko Yo Chemical Group Ltd.	2,964,000	15,592
	Konfoong Materials International Co. Ltd., Class A	3,300	32,060
*	Konka Group Co. Ltd., Class A	21,500	13,384
	KPC Pharmaceuticals, Inc., Class A	13,400	30,010
*Ω	Kuaishou Technology	648,900	3,551,191
	Kuangda Technology Group Co. Ltd., Class A	42,700	28,882
	Kunlun Energy Co. Ltd.	1,600,000	1,527,732
	Kunlun Tech Co. Ltd., Class A	3,300	16,870
	Kunshan Huguang Auto Harness Co. Ltd., Class A	6,000	29,698
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	10,800	35,186
*	Kyland Technology Co. Ltd., Class A	14,600	23,888
	Lakala Payment Co. Ltd., Class A	25,500	62,294
	Lancy Co. Ltd., Class A	6,700	14,192
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,300	25,718
	Lao Feng Xiang Co. Ltd., Class A	12,900	91,930
	Laobaixing Pharmacy Chain JSC, Class A	24,715	53,469
	Launch Tech Co. Ltd., Class H	62,500	77,838
		Shares	Value»
CHINA — (Continued)
	LB Group Co. Ltd., Class A	49,500	$124,054
	Lee & Man Paper Manufacturing Ltd.	684,000	197,001
	Lee's Pharmaceutical Holdings Ltd.	163,500	25,781
*Ω	Legend Holdings Corp., Class H	351,800	332,586
	Lenovo Group Ltd.	2,844,000	3,430,002
	Lens Technology Co. Ltd., Class A	78,300	281,897
	Leoch International Technology Ltd.	111,000	21,609
	Lepu Medical Technology Beijing Co. Ltd., Class A	27,607	39,571
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	15,900	36,787
	Levima Advanced Materials Corp., Class A	14,200	25,728
	LexinFintech Holdings Ltd., ADR	47,187	372,777
	Leyard Optoelectronic Co. Ltd., Class A	46,400	37,946
*	Li Auto, Inc. (2015 HK), Class A	127,000	1,494,780
	Li Ning Co. Ltd.	1,111,500	2,298,491
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	34,928
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	19,298
	Liaoning Cheng Da Co. Ltd., Class A	21,500	28,953
	Liaoning Energy Industry Co. Ltd., Class A	22,500	11,188
	Liaoning Port Co. Ltd., Class H	580,000	52,623
*	Lier Chemical Co. Ltd., Class A	43,792	51,202
*	Lifan Technology Group Co. Ltd., Class A	38,500	32,948
*	Lifetech Scientific Corp.	1,398,000	233,605
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	21,404

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Linewell Software Co. Ltd., Class A	19,200	$33,169
#	Lingbao Gold Group Co. Ltd., Class H	142,000	86,863
	Lingyi iTech Guangdong Co., Class A	80,700	94,909
#Ω	Linklogis, Inc., Class B	330,000	65,098
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	27,123
#	Livzon Pharmaceutical Group, Inc., Class H	77,771	263,413
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	14,100	31,466
#	LK Technology Holdings Ltd.	292,000	104,547
	Loncin Motor Co. Ltd., Class A	64,300	90,099
Ω	Longfor Group Holdings Ltd.	513,000	652,069
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	19,210
	LONGi Green Energy Technology Co. Ltd., Class A	60,700	124,506
	Longshine Technology Group Co. Ltd., Class A	16,400	22,950
	Lonking Holdings Ltd.	1,008,000	219,094
*	Lotus Holdings Co. Ltd.	46,100	32,124
	Lucky Harvest Co. Ltd., Class A	10,200	60,803
	Luenmei Quantum Co. Ltd., Class A	81,800	62,633
	Luoniushan Co. Ltd., Class A	54,300	46,064
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	14,251
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	23,590
	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	38,164
	Luxi Chemical Group Co. Ltd., Class A	48,300	78,932
		Shares	Value»
CHINA — (Continued)
	Luxin Venture Capital Group Co. Ltd., Class A	18,600	$31,101
	Luxshare Precision Industry Co. Ltd., Class A	95,318	531,186
	Luyang Energy-Saving Materials Co. Ltd.	18,900	32,323
*Ω	Luye Pharma Group Ltd.	858,500	229,762
*	Maanshan Iron & Steel Co. Ltd., Class H	696,000	156,020
	Maccura Biotechnology Co. Ltd., Class A	28,400	48,436
	Malion New Materials Co. Ltd., Class A	19,200	21,299
	Mango Excellent Media Co. Ltd., Class A	41,800	160,511
#*Ω	Maoyan Entertainment	146,000	162,273
	Maxscend Microelectronics Co. Ltd., Class A	4,000	43,365
	Maxvision Technology Corp., Class A	7,500	24,269
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,200	28,473
Ω	Medlive Technology Co. Ltd.	73,000	82,006
*	Mega Genomics Ltd.	14,800	17,050
	Mehow Innovative Ltd., Class A	4,700	20,982
	MeiG Smart Technology Co. Ltd., Class A	3,900	21,657
	Meihua Holdings Group Co. Ltd., Class A	37,900	52,531
#Ω	Meitu, Inc.	332,000	179,457
*Ω	Meituan, Class B	473,160	9,005,442
	Mesnac Co. Ltd., Class A	19,200	23,115
	Metallurgical Corp. of China Ltd., Class H	588,000	115,138
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	27,603

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MicroPort NeuroScientific Corp.	82,000	$108,423
#*	Microport Scientific Corp.	139,000	116,080
	Micro-Tech Nanjing Co. Ltd., Class A	2,478	23,869
	Midea Group Co. Ltd., Class A	59,400	606,077
Ω	Midea Real Estate Holding Ltd.	173,600	65,306
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	52,939
	Min Xin Holdings Ltd.	66,000	19,291
	Ming Yang Smart Energy Group Ltd., Class A	30,678	43,987
	Ming Yuan Cloud Group Holdings Ltd.	425,000	143,988
*	Mingfa Group International Co. Ltd.	374,000	4,782
	MINISO Group Holding Ltd.	137,000	789,260
*	Minmetals Development Co. Ltd., Class A	31,100	29,600
*	Minmetals Land Ltd.	687,644	26,035
*	Minth Group Ltd.	446,000	890,780
	Miracle Automation Engineering Co. Ltd., Class A	12,400	23,304
	MLS Co. Ltd., Class A	47,400	53,274
*	MMG Ltd.	2,987,599	983,903
*Ω	Mobvista, Inc.	214,000	197,213
*	MOG Digitech Holdings Ltd.	318,000	39,915
	Monalisa Group Co. Ltd., Class A	20,500	26,355
	Moon Environment Technology Co. Ltd., Class A	23,600	38,960
	Morimatsu International Holdings Co. Ltd.	187,000	113,375
	Motic Xiamen Electric Group Co. Ltd., Class A	5,900	13,317
	Muyuan Foods Co. Ltd., Class A	101,754	523,492
		Shares	Value»
CHINA — (Continued)
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	$0
	MYS Group Co. Ltd., Class A	75,800	35,642
	Nancal Technology Co. Ltd., Class A	7,300	36,429
*	Nanfang Zhongjin Environment Co. Ltd., Class A	46,300	22,083
	Nanhua Futures Co. Ltd., Class A	16,700	27,059
	NanJi E-Commerce Co. Ltd., Class A	38,986	26,681
	Nanjing Cosmos Chemical Co. Ltd., Class A	11,300	38,753
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	28,856
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	141,074
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,191	24,627
	Nanjing Pharmaceutical Co. Ltd., Class A	52,400	35,350
*	Nanjing Sample Technology Co. Ltd., Class H	14,000	576
	Nanjing Securities Co. Ltd., Class A	16,000	18,601
*	Nanjing Tanker Corp., Class A	134,800	59,360
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	39,714
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,000	59,885
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	37,244
	NARI Technology Co. Ltd., Class A	78,868	251,283
	National Silicon Industry Group Co. Ltd., Class A	10,831	26,704
	NAURA Technology Group Co. Ltd., Class A	2,700	140,856

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	NavInfo Co. Ltd., Class A	23,700	$28,423
	NBTM New Materials Group Co. Ltd., Class A	10,100	24,032
	NetDragon Websoft Holdings Ltd.	168,500	219,561
*Ω	NetEase Cloud Music, Inc.	13,450	211,336
	NetEase, Inc. (9999 HK)	153,100	3,146,998
	NetEase, Inc. (NTES US), ADR	29,216	3,004,866
	Neusoft Corp., Class A	19,000	24,864
	Neutech Group Ltd.	27,200	9,440
	New China Life Insurance Co. Ltd., Class H	292,200	914,475
	New Guomai Digital Culture Co. Ltd., Class A	8,700	14,708
	New Hope Dairy Co. Ltd., Class A	12,400	24,816
*	New Hope Liuhe Co. Ltd., Class A	35,900	43,082
	Neway Valve Suzhou Co. Ltd., Class A	8,900	33,718
*	Newborn Town, Inc.	140,000	85,296
	Newland Digital Technology Co. Ltd., Class A	12,400	34,017
	Nexteer Automotive Group Ltd.	546,000	253,008
#*	Nine Dragons Paper Holdings Ltd.	858,000	348,750
*	Ninestar Corp., Class A	7,891	27,752
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	21,558
	Ningbo Boway Alloy Material Co. Ltd., Class A	11,800	32,277
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	19,141
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	31,146
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	64,303
		Shares	Value»
CHINA — (Continued)
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	36,800	$59,141
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	35,642
	Ningbo Joyson Electronic Corp., Class A	35,893	84,588
	Ningbo Orient Wires & Cables Co. Ltd., Class A	9,500	69,245
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	33,130
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,248	49,199
	Ningbo Shanshan Co. Ltd., Class A	15,400	14,784
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	17,113
	Ningbo Tuopu Group Co. Ltd., Class A	14,125	128,086
	Ningbo Xusheng Group Co. Ltd., Class A	19,408	42,750
	Ningbo Yunsheng Co. Ltd., Class A	52,300	54,779
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	31,844
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	14,900	29,230
*	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	28,770
*	NIO, Inc. (9866 HK), Class A	100,760	436,013
*	Niu Technologies, Sponsored ADR	20,055	40,511
	NKY Medical Holdings Ltd., Class A	26,100	50,524
	Noah Holdings Ltd., Sponsored ADR	14,545	153,886
#Ω	Nongfu Spring Co. Ltd., Class H	344,000	1,622,887
	Norinco International Cooperation Ltd., Class A	37,780	50,499
	North Chemical Industries Co. Ltd., Class A	16,400	20,498

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	62,800	$48,041
	North Copper Co. Ltd., Class A	37,800	47,950
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	37,065
	Northeast Securities Co. Ltd., Class A	32,000	33,863
	Northking Information Technology Co. Ltd., Class A	17,012	33,739
	Novoray Corp., Class A	3,491	30,395
*	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	18,353
*	Nuode New Materials Co. Ltd., Class A	51,300	26,237
	NYOCOR Co. Ltd., Class A	29,300	21,776
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	20,100	13,335
*Ω	Ocumension Therapeutics	53,000	29,608
*	Offcn Education Technology Co. Ltd., Class A	141,700	63,516
	Offshore Oil Engineering Co. Ltd., Class A	103,100	76,528
*	OFILM Group Co. Ltd., Class A	42,100	68,458
	Olympic Circuit Technology Co. Ltd., Class A	17,400	77,728
	Onewo, Inc., Class H	66,400	188,195
	Oppein Home Group, Inc., Class A	9,163	82,787
	Opple Lighting Co. Ltd., Class A	13,901	31,873
	OPT Machine Vision Tech Co. Ltd., Class A	2,830	30,675
	ORG Technology Co. Ltd., Class A	109,700	76,190
	Orient International Enterprise Ltd., Class A	19,500	17,554
		Shares	Value»
CHINA — (Continued)
	Orient Overseas International Ltd.	47,500	$635,893
Ω	Orient Securities Co. Ltd., Class H	178,800	115,714
*	Oriental Energy Co. Ltd., Class A	42,700	57,737
	Oriental Pearl Group Co. Ltd., Class A	55,600	56,878
*	Ourpalm Co. Ltd., Class A	37,400	28,354
	Ovctek China, Inc., Class A	19,345	44,459
	Pacific Online Ltd.	7,000	279
*	Pacific Securities Co. Ltd., Class A	34,600	18,709
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,600	28,094
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	39,041
	PCI Technology Group Co. Ltd., Class A	42,380	26,494
*	PDD Holdings, Inc., ADR	87,120	9,749,600
*Ω	Peijia Medical Ltd.	157,000	73,217
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	4,546
*	Pengxin International Mining Co. Ltd., Class A	66,700	28,974
	People.cn Co. Ltd., Class A	4,600	14,197
	People's Insurance Co. Group of China Ltd. , Class H	1,399,000	715,982
	Perfect World Co. Ltd., Class A	35,800	51,610
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	24,196
*	Phenix Optical Co. Ltd., Class A	7,000	22,331
	PhiChem Corp., Class A	22,700	49,788
	PICC Property & Casualty Co. Ltd., Class H	1,153,582	1,874,259
	Ping An Bank Co. Ltd., Class A	329,500	521,878

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Ping An Healthcare & Technology Co. Ltd.	648,309	$511,975
	Ping An Insurance Group Co. of China Ltd., Class H	1,427,000	8,034,985
	PNC Process Systems Co. Ltd., Class A	14,220	44,683
	POCO Holding Co. Ltd., Class A	3,660	26,936
*	Polaris Bay Group Co. Ltd., Class A	39,700	37,067
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	99,867
	Poly Property Group Co. Ltd.	1,052,860	198,225
	Poly Property Services Co. Ltd., Class H	74,400	262,462
	Pony Testing International Group Co. Ltd., Class A	17,770	18,226
Ω	Pop Mart International Group Ltd.	152,600	1,850,779
	Porton Pharma Solutions Ltd., Class A	26,800	58,384
Ω	Postal Savings Bank of China Co. Ltd., Class H	2,017,000	1,204,120
	Pou Sheng International Holdings Ltd.	1,282,687	82,467
	Power Construction Corp. of China Ltd., Class A	246,300	172,787
*	Powerwin Tech Group Ltd.	68,000	23,254
	Prinx Chengshan Holdings Ltd.	89,500	88,721
*	Productive Technologies Co. Ltd.	786,000	22,577
	Pulike Biological Engineering, Inc., Class A	10,800	18,436
	PW Medtech Group Ltd.	317,000	37,414
	Pylon Technologies Co. Ltd., Class A	6,204	32,369
*	Q Technology Group Co. Ltd.	220,000	220,148
		Shares	Value»
CHINA — (Continued)
*	Qi An Xin Technology Group, Inc., Class A	10,675	$37,034
	Qianhe Condiment & Food Co. Ltd., Class A	26,348	42,358
	Qifu Technology, Inc., ADR	69,810	2,785,419
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	26,783
	Qingdao Citymedia Co. Ltd., Class A	19,400	18,288
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	44,665
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	44,478
	Qingdao Gaoce Technology Co. Ltd., Class A	23,548	32,454
	Qingdao Gon Technology Co. Ltd., Class A	16,100	53,429
	Qingdao Haier Biomedical Co. Ltd., Class A	10,035	44,448
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	54,493
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	21,445
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	6,800	84,138
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	20,714
Ω	Qingdao Port International Co. Ltd., Class H	185,000	143,922
	Qingdao Rural Commercial Bank Corp., Class A	149,800	61,810
	Qingdao Sentury Tire Co. Ltd., Class A	17,220	59,623
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	54,399

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Topscomm Communication, Inc., Class A	2,000	$1,808
*	Qinghai Salt Lake Industry Co. Ltd., Class A	66,100	150,948
*	Qingling Motors Co. Ltd., Class H	384,000	24,412
*	Qudian, Inc., Sponsored ADR	79,943	225,439
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	25,757
	Quectel Wireless Solutions Co. Ltd., Class A	4,660	57,846
	Quick Intelligent Equipment Co. Ltd., Class A	7,900	25,464
#*	Radiance Holdings Group Co. Ltd.	320,000	116,208
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	31,591
	Range Intelligent Computing Technology Group Co. Ltd., Class A	11,800	97,628
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	26,015
	Raytron Technology Co. Ltd., Class A	6,778	46,707
	Realcan Pharmaceutical Group Co. Ltd., Class A	47,900	18,330
*Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	58,225
*Ω	Redco Properties Group Ltd.	630,000	12,290
	Renhe Pharmacy Co. Ltd., Class A	57,900	44,827
	Renrui Human Resources Technology Holdings Ltd.	34,000	17,414
	Rianlon Corp., Class A	10,100	39,218
	Richinfo Technology Co. Ltd., Class A	8,500	34,823
	Risen Energy Co. Ltd., Class A	29,000	42,815
	Riyue Heavy Industry Co. Ltd., Class A	21,900	36,547
		Shares	Value»
CHINA — (Continued)
	Rizhao Port Co. Ltd., Class A	76,200	$31,978
	Rockchip Electronics Co. Ltd., Class A	2,700	61,701
	Rongan Property Co. Ltd., Class A	52,800	14,122
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	24,705
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	144,206
*	Roshow Technology Co. Ltd., Class A	52,700	54,260
	Ruida Futures Co. Ltd., Class A	13,500	26,499
	Runjian Co. Ltd., Class A	10,100	44,875
	Sai Micro Electronics, Inc., Class A	11,000	24,718
	SAIC Motor Corp. Ltd., Class A	63,100	149,379
	Sailun Group Co. Ltd., Class A	60,200	127,280
	Sanan Optoelectronics Co. Ltd., Class A	39,800	63,026
	Sanquan Food Co. Ltd., Class A	34,104	53,543
*	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	51,040
	Sansure Biotech, Inc., Class A	12,674	35,329
	Sanwei Holding Group Co. Ltd., Class A	12,800	23,026
#	Sany Heavy Equipment International Holdings Co. Ltd.	584,000	379,137
	Sany Heavy Industry Co. Ltd., Class A	48,000	106,686
	Satellite Chemical Co. Ltd., Class A	79,857	220,860
	SDIC Capital Co. Ltd., Class A	29,600	29,026
	Sealand Securities Co. Ltd., Class A	112,300	62,006
*	Seazen Group Ltd.	1,277,333	283,853
*	Seazen Holdings Co. Ltd., Class A	31,300	48,786
	S-Enjoy Service Group Co. Ltd.	173,000	65,611
	Seres Group Co. Ltd., Class A	10,900	200,559

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SF Holding Co. Ltd., Class A	89,267	$484,859
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	41,800	23,004
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	23,922
#*	Shandong BoAn Biotechnology Co. Ltd., Class H	9,800	10,860
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	23,919
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	29,664
*	Shandong Chenming Paper Holdings Ltd., Class H	105,000	13,750
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	28,091
	Shandong Denghai Seeds Co. Ltd., Class A	28,600	41,943
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	37,300	39,129
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	227,300
	Shandong Haihua Co. Ltd., Class A	24,500	17,556
	Shandong Head Group Co. Ltd., Class A	11,700	19,848
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	87,817
	Shandong Hi-speed Co. Ltd., Class A	18,900	26,311
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	41,800	33,099
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	23,355
	Shandong Humon Smelting Co. Ltd., Class A	45,300	68,252
		Shares	Value»
CHINA — (Continued)
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	$25,670
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	22,167
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	36,420
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	83,248
	Shandong Lukang Pharma, Class A	31,100	38,280
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	100,706
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	54,544
	Shandong Publishing & Media Co. Ltd., Class A	47,900	73,895
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	165,299
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	59,966
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,350,800	843,023
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	41,259
	Shandong Xiantan Co. Ltd., Class A	25,500	20,424
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	37,100	45,552
	Shandong Yulong Gold Co. Ltd., Class A	24,200	40,950
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	34,300	31,063
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	24,600	35,455

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai AJ Group Co. Ltd., Class A	81,581	$54,245
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	5,281	49,876
	Shanghai AtHub Co. Ltd., Class A	25,844	71,108
	Shanghai Bailian Group Co. Ltd., Class A	48,500	65,271
	Shanghai Baolong Automotive Corp., Class A	13,300	64,976
	Shanghai Baosight Software Co. Ltd., Class A	21,485	85,939
	Shanghai Baosteel Packaging Co. Ltd., Class A	48,100	31,325
	Shanghai Belling Co. Ltd., Class A	3,800	19,000
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	821	22,627
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	25,355
	Shanghai Chinafortune Co. Ltd., Class A	14,500	28,273
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	11,000	17,168
	Shanghai Construction Group Co. Ltd., Class A	232,300	79,873
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	20,884	25,986
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,200	17,730
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	23,835
#*	Shanghai Electric Group Co. Ltd., Class H	90,000	30,637
	Shanghai Environment Group Co. Ltd., Class A	34,392	37,332
*	Shanghai Feilo Acoustics Co. Ltd., Class A	56,700	30,802
		Shares	Value»
CHINA — (Continued)
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	$15,675
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	56,000	105,708
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	24,511
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,390	29,634
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	27,717
	Shanghai Gench Education Group Ltd.	34,500	12,582
	Shanghai Gentech Co. Ltd., Class A	6,564	32,975
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	50,768
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	43,779
*Ω	Shanghai Henlius Biotech, Inc., Class H	7,100	15,317
	Shanghai Huace Navigation Technology Ltd., Class A	6,500	36,070
	Shanghai Huafon Aluminium Corp., Class A	17,700	49,040
	Shanghai Industrial Holdings Ltd.	237,000	344,646
	Shanghai Industrial Urban Development Group Ltd.	918,400	39,607
#	Shanghai INT Medical Instruments Co. Ltd.	24,000	91,291
	Shanghai International Airport Co. Ltd., Class A	3,900	17,876

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Jahwa United Co. Ltd., Class A	7,900	$17,008
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	22,900	83,366
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	21,651
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	26,989
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	20,543
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	36,940
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	31,073
	Shanghai M&G Stationery, Inc., Class A	18,000	70,375
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	58,329
*	Shanghai Medicilon, Inc., Class A	3,931	14,930
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,658	38,654
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	25,502
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	14,500	9,042
	Shanghai Pioneer Holding Ltd.	119,000	34,056
	Shanghai Pret Composites Co. Ltd., Class A	18,500	23,550
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	37,406
	Shanghai Pudong Development Bank Co. Ltd., Class A	248,100	364,876
		Shares	Value»
CHINA — (Continued)
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	$44,845
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	33,843
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	58,579
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	47,682
	Shanghai Rural Commercial Bank Co. Ltd., Class A	118,100	136,021
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	28,131
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	77,825
	Shanghai Stonehill Technology Co. Ltd., Class A	59,600	33,577
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	18,000	17,191
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	18,945
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	79,887
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	56,287
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	42,369
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	59,897
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	47,000
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,181	33,840

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	45,248	$58,243
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	56,498
	Shanjin International Gold Co. Ltd., Class A	53,280	124,111
	Shannon Semiconductor Technology Co. Ltd., Class A	9,000	34,630
*	Shantou Wanshun New Material Group Co. Ltd., Class A	25,300	15,641
	Shantui Construction Machinery Co. Ltd., Class A	39,300	54,358
	Shanxi Guoxin Energy Corp. Ltd., Class A	65,300	21,560
	Shanxi Hi-speed Group Co. Ltd., Class A	18,200	11,969
	Shanxi Securities Co. Ltd., Class A	59,800	49,722
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	39,158
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	29,600	15,468
	Sharetronic Data Technology Co. Ltd., Class A	2,700	34,115
	Shengda Resources Co. Ltd., Class A	32,200	61,910
	Shenghe Resources Holding Co. Ltd., Class A	23,500	34,611
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	16,709
	Shengyi Technology Co. Ltd., Class A	16,700	68,966
	Shenma Industry Co. Ltd., Class A	12,700	13,055
	Shennan Circuits Co. Ltd., Class A	7,916	143,170
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	230,400	64,418
*	Shenyang Jinbei Automotive Co. Ltd., Class A	65,300	59,819
		Shares	Value»
CHINA — (Continued)
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,744	$26,477
	Shenzhen Agricultural Power Group Co. Ltd., Class A	62,000	56,267
	Shenzhen Airport Co. Ltd., Class A	81,000	78,942
	Shenzhen Aisidi Co. Ltd., Class A	47,700	83,529
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	34,516
	Shenzhen BSC Technology Co. Ltd., Class A	2,400	9,517
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	46,458
	Shenzhen Center Power Tech Co. Ltd., Class A	21,200	47,650
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	25,771
	Shenzhen Click Technology Co. Ltd., Class A	13,300	23,785
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	39,322
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	36,228
	Shenzhen Desay Battery Technology Co., Class A	9,393	29,248
*	Shenzhen Dynanonic Co. Ltd., Class A	4,574	20,314
	Shenzhen Envicool Technology Co. Ltd., Class A	11,210	63,132
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	29,080	74,928
	Shenzhen Expressway Corp. Ltd., Class H	216,000	182,364
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	23,325

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	61,900	$17,468
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	20,825
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	40,500	49,164
	Shenzhen Gas Corp. Ltd., Class A	60,600	55,473
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	30,425
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	28,376
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	19,500	47,110
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	41,372
	Shenzhen Honor Electronic Co. Ltd., Class A	2,900	48,556
	Shenzhen Hopewind Electric Co. Ltd., Class A	12,200	52,989
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	62,029
	Shenzhen International Holdings Ltd.	715,917	640,794
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	23,403
	Shenzhen Investment Ltd.	1,378,668	143,657
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	26,287
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	15,962
	Shenzhen JPT Opto-Electronics Co. Ltd., Class A	2,800	18,635
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	$61,873
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	55,424
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	30,734
	Shenzhen Kedali Industry Co. Ltd., Class A	6,600	99,776
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	78,465
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	91,918
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	15,500	49,803
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	35,449
	Shenzhen Leaguer Co. Ltd., Class A	46,673	51,625
	Shenzhen Lifotronic Technology Co. Ltd., Class A	9,595	18,867
	Shenzhen Megmeet Electrical Co. Ltd., Class A	11,600	100,672
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	32,600
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,500	402,008
	Shenzhen MTC Co. Ltd., Class A	133,018	98,451
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	52,500	17,172
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,100	69,223
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	19,884

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	$49,582
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	127,900	43,085
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	398,000	64,439
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	24,671
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	12,287	50,537
	Shenzhen SC New Energy Technology Corp., Class A	7,600	67,519
	Shenzhen SED Industry Co. Ltd., Class A	20,800	46,817
	Shenzhen SEG Co. Ltd., Class A	21,500	22,627
	Shenzhen Senior Technology Material Co. Ltd., Class A	42,543	57,621
	Shenzhen Sinexcel Electric Co. Ltd., Class A	12,400	50,184
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	58,914
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	18,353
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	33,600	48,257
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	57,219
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	55,309
	Shenzhen Topband Co. Ltd., Class A	49,000	96,741
	Shenzhen Topraysolar Co. Ltd., Class A	44,000	20,250
	Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	21,494
		Shares	Value»
CHINA — (Continued)
	Shenzhen Transsion Holdings Co. Ltd., Class A	6,914	$95,899
	Shenzhen United Winners Laser Co. Ltd., Class A	9,775	20,955
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,200	37,605
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	26,300	93,371
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	25,479
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	60,721
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	100,355
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	91,540
	Shenzhou International Group Holdings Ltd.	175,600	1,322,943
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	41,856
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,313	40,028
	Shinva Medical Instrument Co. Ltd., Class A	27,690	61,359
††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	2,825
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	36,800	27,439
	Shui On Land Ltd.	1,869,521	153,927
	Sichuan Changhong Electric Co. Ltd., Class A	43,200	51,324
	Sichuan Chengfei Integration Technology Corp., Class A	16,200	37,250

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	$58,893
	Sichuan Development Lomon Co. Ltd., Class A	33,600	60,667
	Sichuan EM Technology Co. Ltd., Class A	19,400	21,169
	Sichuan Expressway Co. Ltd., Class H	284,000	121,553
	Sichuan Furong Technology Co. Ltd., Class A	12,727	20,956
	Sichuan Haite High-tech Co. Ltd., Class A	31,856	42,950
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	73,823
	Sichuan Injet Electric Co. Ltd., Class A	5,000	34,985
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	16,000	37,661
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	99,788
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	46,246
	Sichuan New Energy Power Co. Ltd., Class A	29,600	44,833
	Sichuan Road & Bridge Group Co. Ltd., Class A	127,880	126,674
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	48,925
	Sichuan Yahua Industrial Group Co. Ltd., Class A	25,100	45,646
	Sieyuan Electric Co. Ltd., Class A	6,800	75,742
	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	148,905
	SIM Technology Group Ltd.	348,000	15,110
#Ω	Simcere Pharmaceutical Group Ltd.	263,000	231,574
	Sineng Electric Co. Ltd., Class A	5,800	30,763
		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	4,222,000	$1,534,823
	Sinocare, Inc., Class A	8,200	25,257
*	Sinochem International Corp., Class A	81,480	42,157
	Sinofert Holdings Ltd.	1,130,000	162,910
	Sinofibers Technology Co. Ltd., Class A	10,300	40,301
	Sinolink Securities Co. Ltd., Class A	16,800	19,116
*	Sinolink Worldwide Holdings Ltd.	1,274,400	22,227
	Sinoma International Engineering Co., Class A	68,000	89,758
	Sinoma Science & Technology Co. Ltd., Class A	32,314	54,281
	Sinomach Automobile Co. Ltd., Class A	42,800	37,577
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	30,331
	Sinomine Resource Group Co. Ltd., Class A	10,914	57,023
	Sinopec Kantons Holdings Ltd.	548,000	307,747
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,484,000	231,211
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	5,944	39,999
	Sinopharm Group Co. Ltd., Class H	586,400	1,550,875
	Sino-Platinum Metals Co. Ltd., Class A	16,078	30,476
	Sinoseal Holding Co. Ltd., Class A	7,200	36,055
	Sinosoft Co. Ltd., Class A	15,820	44,654
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	65,905
	Sinosteel New Materials Co. Ltd., Class A	22,500	22,619
	Sinotrans Ltd., Class H	1,128,000	538,163
	Sinotruk Hong Kong Ltd.	287,000	836,441

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinotruk Jinan Truck Co. Ltd., Class A	23,086	$59,052
	Skshu Paint Co. Ltd., Class A	5,980	35,239
	Skyworth Digital Co. Ltd., Class A	33,900	56,756
	Skyworth Group Ltd.	650,945	224,851
	Snowsky Salt Industry Group Co. Ltd., Class A	39,600	29,382
*	SOHO China Ltd.	1,086,412	90,950
	Sokan New Materials Group Co. Ltd., Class A	3,020	15,200
	Songcheng Performance Development Co. Ltd., Class A	15,500	19,263
	Sonoscape Medical Corp., Class A	5,730	22,201
	SooChow Securities Co. Ltd., Class A	42,710	44,383
	Southern Publishing & Media Co. Ltd., Class A	17,500	38,892
	Southwest Securities Co. Ltd., Class A	83,700	50,474
	Spring Airlines Co. Ltd., Class A	11,700	86,974
	SSY Group Ltd.	777,719	316,162
	Stanley Agricultural Group Co. Ltd., Class A	21,300	21,334
*	Star CM Holdings Ltd.	45,900	19,725
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	67,500	59,043
	StarPower Semiconductor Ltd., Class A	3,620	42,046
	State Grid Information & Communication Co. Ltd., Class A	21,800	53,523
	STO Express Co. Ltd., Class A	63,400	93,159
	Sumavision Technologies Co. Ltd., Class A	57,800	42,314
	Sumec Corp. Ltd., Class A	32,900	43,209
	Sun Art Retail Group Ltd.	898,000	196,415
		Shares	Value»
CHINA — (Continued)
*	Sun King Technology Group Ltd.	470,000	$81,772
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	66,910
	Sungrow Power Supply Co. Ltd., Class A	33,040	328,477
	Suning Universal Co. Ltd., Class A	121,700	37,554
	Sunny Optical Technology Group Co. Ltd.	200,100	1,800,992
	Sunresin New Materials Co. Ltd., Class A	8,480	57,631
	Sunrise Group Co. Ltd., Class A	48,300	37,797
*	Sunstone Development Co. Ltd., Class A	11,200	22,203
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	32,054
	Sunwoda Electronic Co. Ltd., Class A	22,900	67,659
	Suofeiya Home Collection Co. Ltd., Class A	20,320	45,994
	SUPCON Technology Co. Ltd., Class A	7,258	50,462
	Suzhou Anjie Technology Co. Ltd., Class A	22,700	47,595
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	24,500	113,480
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	44,319
	Suzhou Good-Ark Electronics Co. Ltd., Class A	16,100	22,221
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	38,834
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,800	55,733

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	$29,407
	Suzhou Sushi Testing Group Co. Ltd., Class A	27,600	42,845
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,656	78,590
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	24,954
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	22,943
	SY Holdings Group Ltd.	194,000	196,186
	Symphony Holdings Ltd.	690,000	73,462
	SYoung Group Co. Ltd., Class A	10,400	16,737
	Taiji Computer Corp. Ltd., Class A	12,479	39,671
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	26,278
*	Tangrenshen Group Co. Ltd., Class A	58,137	39,146
	TangShan Port Group Co. Ltd., Class A	149,630	93,299
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	50,862
	Tansun Technology Co. Ltd., Class A	11,500	23,810
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	35,245
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	33,963
	TCL Electronics Holdings Ltd.	443,666	389,032
	TCL Technology Group Corp., Class A	196,660	136,246
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	34,878	40,024
	TDG Holdings Co. Ltd., Class A	56,500	53,686
*††	Tech-Pro, Inc.	1,644,000	0
		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings Ltd.	172,000	$33,771
	Tencent Holdings Ltd.	952,400	50,110,699
	Tencent Music Entertainment Group, ADR	95,909	1,148,990
	Tenfu Cayman Holdings Co. Ltd.	66,000	31,365
	Three Squirrels, Inc., Class A	10,000	44,944
	Three's Co. Media Group Co. Ltd., Class A	7,606	32,888
	Thunder Software Technology Co. Ltd., Class A	3,200	27,607
	Tian An China Investment Co. Ltd.	209,000	124,423
#	Tian Lun Gas Holdings Ltd.	80,000	36,074
*††	Tian Shan Development Holding Ltd.	114,000	0
	Tiande Chemical Holdings Ltd.	252,000	36,935
*	Tianfeng Securities Co. Ltd., Class A	67,500	38,240
	Tiangong International Co. Ltd.	772,000	184,636
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	35,248
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	53,915
	Tianjin Development Holdings Ltd.	186,000	47,382
	Tianjin Port Development Holdings Ltd.	1,068,000	93,030
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	45,368
	Tianjin Teda Co. Ltd., Class A	79,200	41,872
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	35,845
*	Tianma Microelectronics Co. Ltd., Class A	52,549	60,851

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianneng Battery Group Co. Ltd., Class A	6,417	$23,419
#	Tianneng Power International Ltd.	396,000	380,932
#	Tianqi Lithium Corp., Class H	54,600	158,774
	Tianrun Industry Technology Co. Ltd., Class A	44,800	33,850
	Tianshan Aluminum Group Co. Ltd., Class A	111,187	140,912
	Tianshui Huatian Technology Co. Ltd., Class A	54,302	84,375
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	13,963
	Tibet Huayu Mining Co. Ltd., Class A	15,300	29,254
	Tibet Mineral Development Co. Ltd., Class A	8,200	22,937
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	47,196
	Time Interconnect Technology Ltd.	192,000	108,028
	Tingyi Cayman Islands Holding Corp.	768,000	1,170,925
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	42,114
	TK Group Holdings Ltd.	102,000	25,424
	TKD Science & Technology Co. Ltd., Class A	12,800	26,062
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	41,678
	Toly Bread Co. Ltd., Class A	55,220	44,205
	Tomson Group Ltd.	203,281	78,051
	Tongcheng Travel Holdings Ltd.	533,600	1,345,127
*	Tongdao Liepin Group	108,200	40,716
*	Tongding Interconnection Information Co. Ltd., Class A	37,400	23,509
		Shares	Value»
CHINA — (Continued)
	TongFu Microelectronics Co. Ltd., Class A	40,700	$159,255
*	Tongguan Gold Group Ltd.	230,000	13,747
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	32,788
	Tongkun Group Co. Ltd., Class A	33,200	54,696
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	60,657
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	120,812
	Tongwei Co. Ltd., Class A	55,479	156,072
	Tongyu Heavy Industry Co. Ltd., Class A	63,600	21,009
	Topchoice Medical Corp., Class A	5,882	33,344
	Topsec Technologies Group, Inc., Class A	45,000	44,588
Ω	Topsports International Holdings Ltd.	1,221,000	451,675
	Towngas Smart Energy Co. Ltd.	351,996	136,718
*	TPV Technology Co. Ltd., Class A	110,500	40,166
	Transfar Zhilian Co. Ltd., Class A	81,800	48,651
	TravelSky Technology Ltd., Class H	339,500	418,343
*	Trigiant Group Ltd.	420,000	17,417
	Trina Solar Co. Ltd., Class A	21,581	51,126
*	Trip.com Group Ltd. (9961 HK)	22,350	1,569,732
*	Trip.com Group Ltd. (TCOM US), ADR	34,794	2,441,495
#*	Triumph New Energy Co. Ltd., Class H	76,000	36,688
	Triumph Science & Technology Co. Ltd., Class A	15,600	23,665
	Truking Technology Ltd., Class A	31,800	28,704
	Truly International Holdings Ltd.	1,045,140	161,610
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	27,274

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	$4,344
*	Tuniu Corp., Sponsored ADR	18,924	18,742
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,179	50,508
	Unilumin Group Co. Ltd., Class A	36,000	34,384
	Uni-President China Holdings Ltd.	767,966	773,008
	Unisplendour Corp. Ltd., Class A	30,640	107,166
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	32,627	70,377
#††	Untrade.Lumena Newmat	23,400	0
*	UTour Group Co. Ltd., Class A	25,700	26,301
	V V Food & Beverage Co. Ltd., Class A	49,900	22,695
	Valiant Co. Ltd., Class A	31,400	43,891
	Vatti Corp. Ltd., Class A	25,800	24,928
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	14,900	40,617
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	132,500	17,855
	Victory Giant Technology Huizhou Co. Ltd., Class A	12,700	94,364
	Vipshop Holdings Ltd., ADR	194,963	2,801,618
*	Visionox Technology, Inc., Class A	26,700	33,603
	Visual China Group Co. Ltd., Class A	12,500	41,330
	Walvax Biotechnology Co. Ltd., Class A	11,400	17,591
*	Wanda Film Holding Co. Ltd., Class A	31,400	47,745
	Wangneng Environment Co. Ltd., Class A	18,508	37,873
	Wangsu Science & Technology Co. Ltd., Class A	36,600	52,855
		Shares	Value»
CHINA — (Continued)
	Wanguo Gold Group Ltd.	140,000	$240,160
	Wanhua Chemical Group Co. Ltd., Class A	58,180	550,803
	Want Want China Holdings Ltd.	1,813,000	1,107,995
	Wanxiang Qianchao Co. Ltd., Class A	63,520	52,934
	Warom Technology, Inc. Co., Class A	11,200	31,390
	Wasion Holdings Ltd.	260,000	257,731
	Wasu Media Holding Co. Ltd., Class A	51,300	50,762
	Weibo Corp. (9898 HK), Class A	2,280	22,342
#	Weibo Corp. (WB US), Sponsored ADR	27,414	269,205
	Weichai Power Co. Ltd., Class H	616,120	1,072,170
	Weifu High-Technology Group Co. Ltd., Class A	17,300	43,338
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	20,713
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	55,216
#*Ω	Weimob, Inc.	314,000	93,348
*	Wellhope Foods Co. Ltd., Class A	33,300	36,442
	Wencan Group Co. Ltd., Class A	12,000	38,278
	Wens Foodstuff Group Co. Ltd., Class A	78,500	174,913
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	33,692
	Western Metal Materials Co. Ltd., Class A	18,900	44,389
	Western Mining Co. Ltd., Class A	53,600	129,314
*	Western Region Gold Co. Ltd., Class A	13,200	22,309
	Western Securities Co. Ltd., Class A	38,904	41,068
	Western Superconducting Technologies Co. Ltd., Class A	7,196	42,551
	Wharf Holdings Ltd.	222,000	542,347

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,685	$24,601
	Willfar Information Technology Co. Ltd., Class A	4,075	20,122
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	38,075
	Windey Energy Technology Group Co. Ltd., Class A	39,110	70,049
	Wingtech Technology Co. Ltd., Class A	10,000	46,465
	Winner Medical Co. Ltd., Class A	6,340	35,514
	Winning Health Technology Group Co. Ltd., Class A	51,400	46,425
	Wolong Electric Group Co. Ltd., Class A	28,900	82,638
*	World Union Group, Inc., Class A	101,200	33,092
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	6,720	55,943
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	24,979
	Wuhan Guide Infrared Co. Ltd., Class A	26,700	24,074
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	14,332
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,800	24,659
	Wuhu Token Science Co. Ltd., Class A	74,878	64,218
	Wuling Motors Holdings Ltd.	280,000	15,150
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	175,752
	Wushang Group Co. Ltd., Class A	44,200	51,311
	Wuxi Autowell Technology Co. Ltd., Class A	8,582	48,267
	Wuxi Best Precision Machinery Co. Ltd., Class A	15,170	55,063
		Shares	Value»
CHINA — (Continued)
	Wuxi Boton Technology Co. Ltd., Class A	16,200	$41,410
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	27,545
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	9,600	25,811
	Wuxi NCE Power Co. Ltd., Class A	7,000	31,107
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	18,234
	Wuxi Taiji Industry Ltd. Co., Class A	45,800	42,795
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	29,051
	XCMG Construction Machinery Co. Ltd., Class A	215,500	227,224
	XGD, Inc., Class A	16,776	50,544
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	652,500	74,413
	Xiamen Amoytop Biotech Co. Ltd., Class A	4,910	54,792
	Xiamen Bank Co. Ltd., Class A	108,100	82,787
	Xiamen C & D, Inc., Class A	49,800	65,920
	Xiamen Faratronic Co. Ltd., Class A	4,500	76,619
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	8,600	25,702
	Xiamen International Airport Co. Ltd., Class A	8,094	16,335
	Xiamen Intretech, Inc., Class A	25,350	50,090
	Xiamen ITG Group Corp. Ltd., Class A	72,700	64,063
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	31,845
	Xiamen Kingdomway Group Co., Class A	22,700	44,826

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Port Development Co. Ltd., Class A	11,300	$11,135
	Xiamen Tungsten Co. Ltd., Class A	36,978	99,343
	Xiamen Xiangyu Co. Ltd., Class A	70,700	60,552
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	18,973
	Xi'an Manareco New Materials Co. Ltd., Class A	4,830	21,579
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	20,974
	Xi'an Triangle Defense Co. Ltd., Class A	11,900	35,381
	Xiandai Investment Co. Ltd., Class A	36,400	21,231
	Xiangcai Co. Ltd., Class A	40,700	36,707
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	21,073
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	30,500	42,455
	Xianhe Co. Ltd., Class A	13,200	39,581
*Ω	Xiaomi Corp., Class B	982,600	4,924,846
	Xilinmen Furniture Co. Ltd., Class A	14,600	33,753
	Xinfengming Group Co. Ltd., Class A	44,200	70,950
	Xingfa Aluminium Holdings Ltd.	49,000	43,730
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	215,000	299,049
	Xinhuanet Co. Ltd., Class A	11,400	36,178
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	39,150
	Xinjiang Joinworld Co. Ltd., Class A	28,500	27,609
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	66,773
#*	Xinte Energy Co. Ltd., Class H	253,200	237,400
		Shares	Value»
CHINA — (Continued)
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	$38,421
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	47,604
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	122,799	60,281
#	Xinyi Energy Holdings Ltd.	1,115,775	113,465
	Xinyi Solar Holdings Ltd.	3,138,283	1,293,831
	Xinyu Iron & Steel Co. Ltd., Class A	78,400	39,941
	Xinzhi Group Co. Ltd., Class A	12,600	24,797
*	Xizang Zhufeng Resources Co. Ltd., Class A	12,700	18,191
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	27,130
*	XPeng, Inc., Class A	198,400	1,507,811
#	Xtep International Holdings Ltd.	790,560	610,866
	Xuji Electric Co. Ltd., Class A	14,300	53,187
*	Xunlei Ltd., ADR	30,350	75,268
Ω	Yadea Group Holdings Ltd.	503,856	836,741
	Yangling Metron New Material, Inc., Class A	16,100	41,806
*	Yangmei Chemical Co. Ltd., Class A	71,000	20,466
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	142,287
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	58,504
	Yankershop Food Co. Ltd., Class A	6,860	50,501
	Yantai China Pet Foods Co. Ltd., Class A	8,500	45,006
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	23,981

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	$41,503
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,800	101,934
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	4,800	13,320
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	13,300	21,967
*	Yatsen Holding Ltd., ADR	20,551	65,147
#*	Yeahka Ltd.	64,400	67,782
	Yealink Network Technology Corp. Ltd., Class A	15,179	86,120
	Yeebo International Holdings Ltd.	62,000	31,202
	YGSOFT, Inc., Class A	51,436	40,557
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	26,311
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	211,467
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,831	71,944
	Yihai International Holding Ltd.	208,000	358,806
	Yinbang Clad Material Co. Ltd., Class A	21,200	32,261
	Yindu Kitchen Equipment Co. Ltd., Class A	6,300	22,276
	Yip's Chemical Holdings Ltd.	88,000	16,743
	Yiren Digital Ltd., Sponsored ADR	52,378	297,507
Ω	Yixin Group Ltd.	730,500	75,362
	Yixintang Pharmaceutical Group Co. Ltd., Class A	31,600	54,315
	Yizumi Holdings Co. Ltd., Class A	15,900	45,496
	Yonfer Agricultural Technology Co. Ltd., Class A	67,100	118,612
*	Yonghui Superstores Co. Ltd., Class A	18,900	14,265
		Shares	Value»
CHINA — (Continued)
	Yongjin Technology Group Co. Ltd.	13,700	$38,096
	YongXing Special Materials Technology Co. Ltd., Class A	13,199	70,401
*	Yonyou Network Technology Co. Ltd., Class A	13,900	21,031
	Yotrio Group Co. Ltd., Class A	68,400	32,175
	Youcare Pharmaceutical Group Co. Ltd., Class A	12,223	24,807
	Youngor Fashion Co. Ltd., Class A	41,200	46,405
	Youngy Co. Ltd., Class A	7,900	33,392
	Youzu Interactive Co. Ltd., Class A	21,900	26,604
	YTO Express Group Co. Ltd., Class A	58,500	110,730
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	13,322
#	Yuexiu Property Co. Ltd.	797,058	499,218
	Yuexiu Services Group Ltd.	156,000	63,246
	Yuexiu Transport Infrastructure Ltd.	284,752	134,663
*	Yueyang Forest & Paper Co. Ltd., Class A	49,700	33,400
	Yum China Holdings, Inc. (9987 HK)	47,200	2,152,650
	Yum China Holdings, Inc. (YUMC US)	40,430	1,869,887
	YUNDA Holding Group Co. Ltd., Class A	84,092	87,396
	Yunnan Baiyao Group Co. Ltd., Class A	15,498	123,893
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	48,823
	Yunnan Copper Co. Ltd., Class A	59,600	105,150
	Yunnan Energy Investment Co. Ltd., Class A	24,500	38,345

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yunnan Energy New Material Co. Ltd., Class A	17,952	$71,713
	Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	27,884
	Yunnan Tin Co. Ltd., Class A	38,200	76,554
	Yusys Technologies Co. Ltd., Class A	14,700	39,669
	Yutong Bus Co. Ltd., Class A	52,400	205,938
	Yutong Heavy Industries Co. Ltd., Class A	14,300	22,875
	Zangge Mining Co. Ltd., Class A	17,100	72,738
	ZBOM Home Collection Co. Ltd., Class A	14,742	23,549
	Zengame Technology Holding Ltd.	136,000	40,048
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	153,859
	Zhaojin Mining Industry Co. Ltd., Class H	509,000	807,157
	Zhefu Holding Group Co. Ltd., Class A	146,600	60,641
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	24,997
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	24,330
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	47,989
	Zhejiang Cfmoto Power Co. Ltd., Class A	3,900	111,020
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	4,900	36,592
	Zhejiang China Commodities City Group Co. Ltd., Class A	64,700	114,991
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	112,085
		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	$53,576
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,600	77,551
	Zhejiang Dahua Technology Co. Ltd., Class A	41,500	86,973
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	25,692
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	73,078
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	31,600	49,345
	Zhejiang Expressway Co. Ltd., Class H	553,399	398,271
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	49,209
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	5,200	21,225
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	27,000	19,544
	Zhejiang Hailiang Co. Ltd., Class A	42,600	62,165
	Zhejiang Hailide New Material Co. Ltd., Class A	19,500	11,899
	Zhejiang HangKe Technology, Inc. Co., Class A	15,826	38,682
	Zhejiang Hangmin Co. Ltd., Class A	40,400	39,686
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	21,026
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	33,756
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	22,110	47,315
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	5,100	9,887

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	$39,435
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,600	21,551
	Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	111,287
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	68,832
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	44,963
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	27,355
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	27,716
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	26,100	110,320
	Zhejiang Jingu Co. Ltd., Class A	15,000	23,650
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	63,239
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	69,550
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	26,500	47,608
	Zhejiang Juhua Co. Ltd., Class A	42,000	149,278
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	31,422
	Zhejiang Longsheng Group Co. Ltd., Class A	49,400	65,923
	Zhejiang Medicine Co. Ltd., Class A	41,500	86,325
	Zhejiang Meida Industrial Co. Ltd., Class A	27,000	27,481
	Zhejiang Narada Power Source Co. Ltd., Class A	14,200	27,411
		Shares	Value»
CHINA — (Continued)
	Zhejiang NHU Co. Ltd., Class A	55,176	$171,358
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	67,340	47,538
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	37,932
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	17,500	48,125
	Zhejiang Runtu Co. Ltd., Class A	45,300	43,125
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	14,740	62,274
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	8,700	51,996
	Zhejiang Semir Garment Co. Ltd., Class A	91,100	78,112
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	63,800	49,029
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	18,511
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	7,200	34,725
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	8,600	36,553
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	26,917
	Zhejiang Sunoren Solar Technology Co. Ltd.	17,400	20,023
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	37,529
	Zhejiang Supor Co. Ltd., Class A	6,400	46,893
	Zhejiang Taihua New Material Group Co. Ltd., Class A	29,200	43,774
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	32,580	18,388

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	16,220	$38,845
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	68,100	159,744
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	34,282
	Zhejiang Wanma Co. Ltd., Class A	59,300	68,865
	Zhejiang Wansheng Co. Ltd., Class A	21,800	29,589
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	98,563
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,000	47,601
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	65,367
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	21,000
	Zhejiang XCC Group Co. Ltd., Class A	4,400	26,383
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	50,507
	Zhejiang Xinao Textiles, Inc., Class A	21,700	19,581
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	25,514
	Zhejiang Yinlun Machinery Co. Ltd., Class A	26,200	72,860
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,100	18,881
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	42,435
*	Zhejiang Yongtai Technology Co. Ltd., Class A	25,500	29,409
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,200	24,775
		Shares	Value»
CHINA — (Continued)
	Zhende Medical Co. Ltd., Class A	17,100	$51,662
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	39,700	20,702
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	188,471
	Zhengzhou GL Tech Co. Ltd., Class A	10,900	18,506
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	37,600	22,853
	Zheshang Securities Co. Ltd., Class A	19,400	30,264
	Zhewen Interactive Group Co. Ltd., Class A	38,900	35,112
#*	Zhihu, Inc.	18,100	20,782
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	340,600	529,391
	Zhongji Innolight Co. Ltd., Class A	3,780	59,862
	Zhongjin Gold Corp. Ltd., Class A	80,400	147,323
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	13,000	34,538
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	25,000	22,714
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	63,400	50,174
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	38,811
	Zhongsheng Group Holdings Ltd.	406,500	642,874
	Zhongtai Securities Co. Ltd., Class A	51,600	44,288
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	15,400	24,357
*	Zhongyu Energy Holdings Ltd.	283,455	162,962

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	$23,589
Ω	Zhou Hei Ya International Holdings Co. Ltd.	627,500	137,869
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	25,569
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	152,150	586,475
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	30,536
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	49,801
*	Zhuzhou Smelter Group Co. Ltd., Class A	19,900	22,739
	Zhuzhou Times New Material Technology Co. Ltd., Class A	26,400	44,562
	ZJAMP Group Co. Ltd., Class A	16,900	20,127
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	40,979
#	Zonqing Environmental Ltd.	24,000	19,216
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	217,623
	ZTE Corp., Class H	141,920	496,154
	ZTO Express Cayman, Inc. (2057 HK)	90,750	1,737,472
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	696,149
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	18,500	26,471
TOTAL CHINA			421,209,224
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	43,515	72,301
	Bancolombia SA (BCOLO CB)	28,040	287,402
		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA (CIB US), Sponsored ADR	10,787	$426,626
	Bolsa de Valores de Colombia	3,425	9,350
	Celsia SA ESP	80,465	71,184
	Cementos Argos SA	88,766	218,274
*	Corp. Financiera Colombiana SA	54,953	229,743
	Grupo Energia Bogota SA ESP	148,716	95,489
	Interconexion Electrica SA ESP	42,289	185,850
	Mineros SA	75,622	87,671
	Promigas SA ESP	13,434	22,587
TOTAL COLOMBIA			1,706,477
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	471,524
Ω	Moneta Money Bank AS	96,077	542,779
TOTAL CZECH REPUBLIC			1,014,303
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	362,927	533,988
*	EFG Holding SAE (EFGD LI), GDR	2,386	1,899
*	EFG Holding SAE (EFGZF US), GDR	12,944	10,355
TOTAL EGYPT			546,242
GREECE — (0.5%)
	Aegean Airlines SA	17,670	198,762
*	Aktor SA Holding Company Technical & Energy Projects	13,548	72,334
	Alpha Services & Holdings SA	399,847	735,620
	Athens Water Supply & Sewage Co. SA	9,716	61,424
	Autohellas Tourist & Trading SA	7,900	89,492
	Bank of Greece	9,494	141,520
	Ellaktor SA	32,777	76,059
	ElvalHalcor SA	25,552	55,349
	Eurobank Ergasias Services & Holdings SA	313,849	785,478
*††	FF Group	11,777	0
	Fourlis Holdings SA	17,514	74,577
	GEK Terna SA	26,348	510,329

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Exchanges - Athens Stock Exchange SA	11,596	$59,586
	Hellenic Telecommunications Organization SA	26,133	395,164
	Helleniq Energy Holdings SA	51,677	401,528
	Ideal Holdings SA	8,328	51,936
	Intracom Holdings SA	28,810	92,441
	Jumbo SA	22,346	603,682
	Kri-Kri Milk Industry SA	4,083	68,031
*	LAMDA Development SA	21,414	154,288
	Metlen Energy & Metals SA	19,680	707,430
	Motor Oil Hellas Corinth Refineries SA	24,847	548,985
	National Bank of Greece SA	101,865	882,717
	Piraeus Financial Holdings SA	117,081	529,729
	Piraeus Port Authority SA	3,226	100,023
	Profile Systems & Software SA	1,903	10,433
	Quest Holdings SA	11,811	77,289
	Sarantis SA	7,247	85,682
	Terna Energy SA	8,291	171,994
	Thrace Plastics Holding & Co.	11,889	50,157
TOTAL GREECE			7,792,039
HONG KONG — (0.0%)
	Amrita Global	164,000	12,629
	PAX Global Technology Ltd.	331,000	203,770
#††	Untrade.China Dili	968,585	15,389
TOTAL HONG KONG			231,788
HUNGARY — (0.2%)
*	4iG Nyrt	18,019	63,130
	Magyar Telekom Telecommunications PLC	130,872	460,855
#*	MASTERPLAST Nyrt	1,200	8,574
	MOL Hungarian Oil & Gas PLC	125,429	916,317
#	Opus Global Nyrt	78,422	107,966
	OTP Bank Nyrt	35,689	2,208,057
TOTAL HUNGARY			3,764,899
		Shares	Value»
INDIA — (18.7%)
	360 ONE WAM Ltd.	60,350	$701,531
*	3i Infotech Ltd.	86,375	28,249
	3M India Ltd.	395	134,270
	63 Moons Technologies Ltd.	11,990	103,389
	Aarti Industries Ltd.	57,016	292,895
	Aarti Pharmalabs Ltd.	14,254	95,688
*	Aavas Financiers Ltd.	18,600	366,311
	ABB India Ltd.	4,767	323,141
	Accelya Solutions India Ltd.	1,695	28,140
	Action Construction Equipment Ltd.	15,624	228,951
*	Adani Energy Solutions Ltd.	52,632	455,114
*	Adani Green Energy Ltd.	32,738	378,372
	Adani Total Gas Ltd.	33,358	246,100
*	Adani Wilmar Ltd.	22,071	67,744
	ADF Foods Ltd.	22,990	71,421
*	Aditya Birla Capital Ltd.	137,298	282,743
*	Aditya Birla Fashion & Retail Ltd.	104,052	327,430
	Aditya Birla Real Estate Ltd.	22,804	563,645
	Advanced Enzyme Technologies Ltd.	19,244	72,916
	Aegis Logistics Ltd.	63,627	511,858
*	Aether Industries Ltd.	4,509	43,051
*	Affle India Ltd.	1,131	19,680
	Agarwal Industrial Corp. Ltd.	849	11,070
	AGI Greenpac Ltd.	13,684	123,442
	Agro Tech Foods Ltd.	3,238	29,614
	Ahluwalia Contracts India Ltd.	14,434	141,859
	AIA Engineering Ltd.	12,715	541,930
	Ajanta Pharma Ltd.	20,040	620,973
	Ajmera Realty & Infra India Ltd.	3,838	41,742
	Akzo Nobel India Ltd.	4,369	191,103
	Alembic Ltd.	38,303	51,639
	Alembic Pharmaceuticals Ltd.	26,863	283,899
	Alkyl Amines Chemicals	4,362	85,714
*	Allcargo Gati Ltd.	16,070	13,422
	Allcargo Logistics Ltd.	164,560	80,183

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Allcargo Terminals Ltd.	41,140	$15,598
	Allied Digital Services Ltd.	7,760	20,680
	Amara Raja Energy & Mobility Ltd.	66,017	787,554
*	Amber Enterprises India Ltd.	5,867	437,804
	Ambika Cotton Mills Ltd.	875	15,308
	Amrutanjan Health Care Ltd.	2,022	15,544
	Anant Raj Ltd.	55,047	377,887
	Andhra Sugars Ltd.	25,805	25,590
	Angel One Ltd.	19,929	537,595
*Ω	Antony Waste Handling Cell Ltd.	2,458	17,575
	Anup Engineering Ltd.	2,718	88,504
	Apar Industries Ltd.	9,235	794,140
	APL Apollo Tubes Ltd.	48,102	837,344
	Apollo Pipes Ltd.	3,606	18,046
	Apollo Tyres Ltd.	199,907	1,003,713
	Aptech Ltd.	7,613	13,749
*	Arman Financial Services Ltd.	1,208	19,679
	Arvind Fashions Ltd.	23,253	127,901
	Arvind Ltd.	118,484	463,041
	Arvind SmartSpaces Ltd.	3,774	35,228
	Asahi India Glass Ltd.	26,662	206,374
*	Ashapura Minechem Ltd.	8,664	47,173
	Ashiana Housing Ltd.	17,142	64,458
	Ashok Leyland Ltd.	556,702	1,391,521
*	Ashoka Buildcon Ltd.	101,292	299,662
*	Asian Granito India Ltd.	39,862	27,974
	Asian Paints Ltd.	53,012	1,407,050
	Astral Ltd.	27,004	468,828
	AstraZeneca Pharma India Ltd.	813	67,849
*	Atul Auto Ltd.	3,716	22,130
	Atul Ltd.	5,157	373,556
Ω	AU Small Finance Bank Ltd.	47,213	327,275
	AurionPro Solutions Ltd.	10,496	180,479
	Automotive Axles Ltd.	1,422	28,024
	Avadh Sugar & Energy Ltd.	6,289	32,393
	Avanti Feeds Ltd.	16,476	134,224
		Shares	Value»
INDIA — (Continued)
*Ω	Avenue Supermarts Ltd.	7,834	$330,404
	Axis Bank Ltd. (AXSB IN)	443,751	5,032,534
*	AXISCADES Technologies Ltd.	4,408	34,204
	Bajaj Auto Ltd.	11,331	1,158,031
	Bajaj Consumer Care Ltd.	40,812	89,077
	Bajaj Finance Ltd.	42,174	3,830,671
	Bajaj Finserv Ltd.	69,255	1,387,734
*	Bajaj Hindusthan Sugar Ltd.	494,081	157,856
	Bajaj Holdings & Investment Ltd.	6,407	851,899
	Balaji Amines Ltd.	4,328	85,617
	Balkrishna Industries Ltd.	20,605	657,189
	Balrampur Chini Mills Ltd.	64,088	357,304
	Banco Products India Ltd.	39,738	206,405
Ω	Bandhan Bank Ltd.	317,320	552,851
	Bank of Baroda	210,432	516,551
	Bank of India	146,663	189,244
	Bank of Maharashtra	358,842	210,848
	Bannari Amman Sugars Ltd.	1,410	58,476
	BASF India Ltd.	4,992	265,113
	Bata India Ltd.	22,969	342,506
	BEML Ltd.	7,913	351,232
	Berger Paints India Ltd.	67,119	366,529
*	BF Utilities Ltd.	5,676	52,035
	Bhagiradha Chemicals & Industries Ltd.	6,110	20,596
	Bhansali Engineering Polymers Ltd.	56,361	79,075
	Bharat Bijlee Ltd.	3,390	126,147
	Bharat Forge Ltd.	58,000	826,449
	Bharat Petroleum Corp. Ltd.	210,876	633,685
	Bharat Rasayan Ltd.	340	40,312
*	Bharat Wire Ropes Ltd.	5,468	11,835
	Bharti Airtel Ltd.	503,201	9,418,199
	Biocon Ltd.	83,052	345,547
	Birlasoft Ltd.	84,675	521,334
*	BL Kashyap & Sons Ltd.	10,978	8,318
*	Black Box Ltd.	26,907	159,457
	BLS International Services Ltd.	6,736	34,008
	Blue Dart Express Ltd.	1,912	146,314
	Blue Star Ltd.	38,182	800,535

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bombay Burmah Trading Co.	14,764	$358,935
	Bombay Dyeing & Manufacturing Co. Ltd.	17,099	31,512
*	Borosil Ltd.	9,517	42,443
*	Borosil Renewables Ltd.	12,458	75,592
*	Borosil Scientific Ltd.	5,753	10,524
	Bosch Ltd.	679	225,179
	Brigade Enterprises Ltd.	38,206	508,978
*	Brightcom Group Ltd.	644,356	76,252
	Britannia Industries Ltd.	20,607	1,218,871
	BSE Ltd.	16,979	1,035,706
	Camlicon Consultants Pvt. Ltd.	3,098	4,532
*	Camlin Fine Sciences Ltd.	25,411	36,954
	Can Fin Homes Ltd.	51,290	393,305
	Canara Bank	461,269	493,833
	Cantabil Retail India Ltd.	4,993	16,362
*	Capacit'e Infraprojects Ltd.	19,654	81,869
	Carborundum Universal Ltd.	41,823	571,287
	Care Ratings Ltd.	10,849	155,109
*	Cartrade Tech Ltd.	4,990	94,906
	Carysil Ltd.	3,723	29,561
	Castrol India Ltd.	148,816	303,530
	CCL Products India Ltd.	36,971	265,818
	CE Info Systems Ltd.	2,914	56,962
	Ceat Ltd.	12,032	397,291
	Central Depository Services India Ltd.	43,206	651,540
	Centum Electronics Ltd.	1,210	23,988
	Century Enka Ltd.	9,604	59,545
	Century Plyboards India Ltd.	25,804	239,289
	Cera Sanitaryware Ltd.	1,969	152,296
	CG Power & Industrial Solutions Ltd.	160,303	1,176,228
*	Chalet Hotels Ltd.	21,998	194,703
	Chambal Fertilisers & Chemicals Ltd.	104,020	602,529
*	Chemplast Sanmar Ltd.	3,811	20,838
	Chennai Petroleum Corp. Ltd.	16,754	104,370
		Shares	Value»
INDIA — (Continued)
*	Choice International Ltd.	15,010	$87,894
	Cholamandalam Financial Holdings Ltd.	57,246	1,004,454
	Cholamandalam Investment & Finance Co. Ltd.	97,302	1,444,186
	CIE Automotive India Ltd.	64,286	343,079
*	Cigniti Technologies Ltd.	2,829	48,384
	City Union Bank Ltd.	133,340	266,767
	Clean Science & Technology Ltd.	2,031	33,691
	CMS Info Systems Ltd.	21,563	107,290
*Ω	Coffee Day Enterprises Ltd.	16,288	4,924
	Coforge Ltd.	11,584	1,097,925
	Colgate-Palmolive India Ltd.	32,157	1,046,002
	Computer Age Management Services Ltd.	13,908	575,763
	Confidence Petroleum India Ltd.	42,126	33,241
	Container Corp. of India Ltd.	51,103	457,499
	Control Print Ltd.	2,567	19,969
	Coromandel International Ltd.	53,793	1,121,699
	Cosmo First Ltd.	5,699	49,107
	Craftsman Automation Ltd.	1,943	93,715
	CreditAccess Grameen Ltd.	28,525	349,892
	CRISIL Ltd.	7,030	437,349
	Crompton Greaves Consumer Electricals Ltd.	204,411	805,389
*	CSB Bank Ltd.	28,433	100,372
	Cummins India Ltd.	24,451	825,399
	Cyient Ltd.	32,110	535,881
*Ω	D.P. Abhushan Ltd.	493	9,219
	Dabur India Ltd.	87,868	536,192
	Dalmia Bharat Sugar & Industries Ltd.	9,275	37,423
	Datamatics Global Services Ltd.	8,328	58,139
	DB Corp. Ltd.	37,729	113,522
	DCB Bank Ltd.	94,744	129,685
	DCM Shriram Industries Ltd.	11,158	21,943
	DCM Shriram Ltd.	18,837	253,204
*	DCW Ltd.	83,262	75,787

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	$436,997
	Deepak Nitrite Ltd.	21,526	576,001
*	Delhivery Ltd.	96,564	358,069
*	DEN Networks Ltd.	84,810	38,418
*	Dhampur Sugar Mills Ltd.	16,913	29,819
*	Dhani Services Ltd.	105,487	94,064
*	Dhanlaxmi Bank Ltd.	144,571	43,723
	Dhanuka Agritech Ltd.	7,284	122,364
Ω	Dilip Buildcon Ltd.	22,705	113,518
*	Dish TV India Ltd.	456,098	44,063
*	Dishman Carbogen Amcis Ltd.	29,525	78,805
	Divi's Laboratories Ltd.	9,668	618,953
	Dixon Technologies India Ltd.	12,707	2,191,896
	DLF Ltd.	62,154	531,885
	Dodla Dairy Ltd.	803	10,521
	Dollar Industries Ltd.	4,718	23,032
Ω	Dr. Lal PathLabs Ltd.	14,337	469,041
	Dreamfolks Services Ltd.	1,809	7,589
*	Dredging Corp. of India Ltd.	1,423	12,447
*	Dwarikesh Sugar Industries Ltd.	47,280	27,613
	Dynacons Systems & Solutions Ltd.	1,573	21,833
	Dynamatic Technologies Ltd.	340	27,431
	eClerx Services Ltd.	12,138	423,212
	Edelweiss Financial Services Ltd.	272,403	342,703
	Eicher Motors Ltd.	20,322	1,216,749
*	EID Parry India Ltd.	50,617	477,752
	EIH Associated Hotels	10,998	47,604
	Eimco Elecon India Ltd.	452	8,533
	Elecon Engineering Co. Ltd.	23,814	146,355
	Elgi Equipments Ltd.	69,209	431,780
	Emami Ltd.	86,856	587,827
Ω	Endurance Technologies Ltd.	12,236	279,742
	Engineers India Ltd.	114,790	225,364
	Epigral Ltd.	4,939	104,516
	EPL Ltd.	65,458	171,531
*	Equinox India Developments Ltd.	218,593	363,937
Ω	Equitas Small Finance Bank Ltd.	170,899	132,524
		Shares	Value»
INDIA — (Continued)
*Ω	Eris Lifesciences Ltd.	16,152	$228,993
	ESAB India Ltd.	1,997	115,031
	Escorts Kubota Ltd.	9,092	382,872
	Eveready Industries India Ltd.	2,650	10,800
	Everest Industries Ltd.	4,404	32,246
	Everest Kanto Cylinder Ltd.	17,733	31,918
	Exide Industries Ltd.	167,085	722,469
*	Expleo Solutions Ltd.	795	11,128
	Fairchem Organics Ltd.	1,090	13,988
	FDC Ltd.	30,677	164,574
	Federal Bank Ltd.	687,942	1,479,349
*	Federal-Mogul Goetze India Ltd.	2,017	9,103
	FIEM Industries Ltd.	4,582	73,946
	Filatex India Ltd.	60,404	34,133
	Fine Organic Industries Ltd.	2,787	142,781
	Fineotex Chemical Ltd.	11,314	42,257
*	Fino Payments Bank Ltd.	6,095	20,440
	Finolex Cables Ltd.	33,325	383,676
	Finolex Industries Ltd.	115,362	273,293
	Firstsource Solutions Ltd.	143,548	552,302
	Force Motors Ltd.	2,387	173,470
*	Fusion Finance Ltd.	11,064	22,513
*	G R Infraprojects Ltd.	1,443	21,195
	Gabriel India Ltd.	41,823	223,875
	GAIL India Ltd. (GAIL IN)	521,268	1,059,835
	Galaxy Surfactants Ltd.	4,294	117,831
*	Ganesh Benzoplast Ltd.	5,583	8,030
	Ganesh Housing Corp. Ltd.	7,737	120,853
	Ganesha Ecosphere Ltd.	4,086	81,200
	Garware Hi-Tech Films Ltd.	1,498	62,468
	Garware Technical Fibres Ltd.	19,935	187,149
	Gateway Distriparks Ltd.	141,906	125,015
	GE Vernova T&D India Ltd	10,366	212,046
*	Genesys International Corp. Ltd.	5,899	56,170

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Geojit Financial Services Ltd.	65,181	$66,744
	GHCL Ltd.	44,127	370,204
	GHCL Textiles Ltd.	44,127	47,578
	GIC Housing Finance Ltd.	19,511	41,667
	Gillette India Ltd.	2,641	261,654
Ω	Gland Pharma Ltd.	7,045	123,027
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	320,015
	GMM Pfaudler Ltd.	8,264	113,147
*	GMR Airports Ltd.	649,783	542,000
	GNA Axles Ltd.	4,188	17,551
*	Go Fashion India Ltd.	5,563	57,048
	Godawari Power & Ispat Ltd.	109,680	227,481
Ω	Godrej Agrovet Ltd.	13,078	111,547
*	Godrej Industries Ltd.	27,030	277,119
*	Godrej Properties Ltd.	16,283	434,840
*	Gokaldas Exports Ltd.	15,218	165,441
	Goldiam International Ltd.	15,377	86,909
	Goodyear India Ltd.	3,147	34,423
	Granules India Ltd.	78,534	502,827
	Graphite India Ltd.	29,753	162,803
	Grauer & Weil India Ltd.	74,446	83,632
	Gravita India Ltd.	10,189	238,311
	Great Eastern Shipping Co. Ltd.	66,135	749,360
	Greaves Cotton Ltd.	45,523	138,311
	Greenlam Industries Ltd.	13,155	83,223
	Greenpanel Industries Ltd.	32,075	127,389
	Greenply Industries Ltd.	26,592	85,560
	Grindwell Norton Ltd.	14,073	307,888
	Gufic Biosciences Ltd.	2,910	15,249
	Gujarat Alkalies & Chemicals Ltd.	11,190	89,419
	Gujarat Ambuja Exports Ltd.	80,259	105,211
	Gujarat Fluorochemicals Ltd.	8,670	355,728
	Gujarat Gas Ltd.	33,997	190,257
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	42,461	270,652
		Shares	Value»
INDIA — (Continued)
	Gujarat Pipavav Port Ltd.	144,453	$252,474
	Gujarat State Fertilizers & Chemicals Ltd.	120,107	283,765
	Gujarat State Petronet Ltd.	198,246	786,452
	Gulf Oil Lubricants India Ltd.	6,831	80,365
	Hariom Pipe Industries Ltd.	2,177	11,882
Ω	Harsha Engineers Ltd.	5,187	24,832
*	Hathway Cable & Datacom Ltd.	233,385	40,339
	Hatsun Agro Product Ltd.	22,928	248,461
	Havells India Ltd.	34,877	628,497
	HBL Engineering Ltd.	53,925	369,594
	HCL Technologies Ltd.	217,744	4,332,562
Ω	HDFC Asset Management Co. Ltd.	24,715	1,138,031
	HDFC Bank Ltd.	716,106	14,022,790
Ω	HDFC Life Insurance Co. Ltd.	45,086	331,517
	HEG Ltd.	35,055	158,823
	Heritage Foods Ltd.	27,458	136,866
	Hero MotoCorp Ltd. (HMCL IN)	33,775	1,685,853
	Hester Biosciences Ltd.	1,012	22,370
*	Heubach Colorants India Ltd.	7,185	46,248
	HFCL Ltd.	323,839	364,842
	HG Infra Engineering Ltd.	11,008	161,073
	Hikal Ltd.	9,188	37,533
	HIL Ltd.	2,556	58,891
	Himadri Speciality Chemical Ltd.	89,176	504,770
	Himatsingka Seide Ltd.	28,946	53,121
	Hinduja Global Solutions Ltd.	3,017	21,637
*	Hindustan Construction Co. Ltd.	332,179	122,474
	Hindustan Copper Ltd.	73,557	200,804
*	Hindustan Foods Ltd.	6,417	37,550
	Hindustan Unilever Ltd.	76,638	2,184,412

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindware Home Innovation Ltd.	10,616	$28,099
	Hitachi Energy India Ltd.	2,171	320,472
	HI-Tech Pipes Ltd.	15,257	22,874
	Hle Glascoat Ltd.	4,365	15,841
*	HLV Ltd.	95,692	17,312
Ω	Home First Finance Co. India Ltd.	14,096	162,172
	Honda India Power Products Ltd.	1,898	55,008
	HPL Electric & Power Ltd.	2,310	12,855
	Huhtamaki India Ltd.	11,366	29,568
	I G Petrochemicals Ltd.	3,997	19,984
#	ICICI Bank Ltd. (IBN US), Sponsored ADR	233,479	6,693,857
	ICICI Bank Ltd. (ICICIBC IN)	488,233	7,026,785
Ω	ICICI Lombard General Insurance Co. Ltd.	27,408	588,750
Ω	ICICI Prudential Life Insurance Co. Ltd.	31,125	221,224
Ω	ICICI Securities Ltd.	36,752	349,097
	ICRA Ltd.	1,008	72,698
*	IDFC First Bank Ltd.	1,397,008	1,016,550
*	IFB Industries Ltd.	2,707	43,066
*	IFCI Ltd.	182,679	117,968
	Igarashi Motors India Ltd.	1,061	8,068
*	IIFL Capital Services Ltd.	90,784	264,065
	IIFL Finance Ltd.	119,531	489,203
*	Imagicaaworld Entertainment Ltd.	27,765	20,802
	India Nippon Electricals Ltd.	1,257	9,189
	India Power Corp. Ltd.	152,487	26,757
Ω	IndiaMart InterMesh Ltd.	6,244	148,955
	Indian Bank	55,050	351,319
Ω	Indian Energy Exchange Ltd.	156,664	314,309
	Indian Hotels Co. Ltd.	105,031	924,146
	Indian Hume Pipe Co. Ltd.	1,302	4,797
	Indian Oil Corp. Ltd.	388,258	575,019
	Indian Railway Catering & Tourism Corp. Ltd.	39,219	372,025
Ω	Indian Railway Finance Corp. Ltd.	219,803	380,626
		Shares	Value»
INDIA — (Continued)
	Indigo Paints Ltd.	1,658	$24,043
	Indo Count Industries Ltd.	37,669	129,046
	Indoco Remedies Ltd.	12,559	36,091
*Ω	IndoStar Capital Finance Ltd.	4,591	13,575
	Indraprastha Gas Ltd.	141,678	329,307
*	Indus Towers Ltd.	419,263	1,668,655
	IndusInd Bank Ltd.	67,112	768,504
	Infibeam Avenues Ltd.	510,318	133,389
	Info Edge India Ltd.	12,605	1,120,273
	Infosys Ltd. (INFO IN)	657,952	14,340,574
#	Infosys Ltd. (INFY US), Sponsored ADR	87,126	1,912,416
	Ingersoll Rand India Ltd.	3,630	155,948
*	Inox Wind Energy Ltd.	270	29,093
*	Inox Wind Ltd.	175,904	339,792
	Insecticides India Ltd.	5,335	39,943
	Intellect Design Arena Ltd.	31,821	295,831
*Ω	InterGlobe Aviation Ltd.	19,946	992,895
	IOL Chemicals & Pharmaceuticals Ltd.	11,131	46,198
	ION Exchange India Ltd.	19,456	130,432
	IRB Infrastructure Developers Ltd.	425,087	280,895
Ω	IRCON International Ltd.	142,602	360,266
	ISGEC Heavy Engineering Ltd.	13,999	186,316
	ITD Cementation India Ltd.	81,758	507,736
	J Kumar Infraprojects Ltd.	26,887	227,752
	Jagran Prakashan Ltd.	39,685	35,375
*	Jai Balaji Industries Ltd.	16,565	25,707
	Jai Corp. Ltd.	10,895	17,063
*	Jain Irrigation Systems Ltd.	62,752	51,020
	Jammu & Kashmir Bank Ltd.	214,245	244,226
	Jamna Auto Industries Ltd.	98,308	101,602

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jash Engineering Ltd.	1,860	$12,530
	JB Chemicals & Pharmaceuticals Ltd.	31,244	633,687
	JBM Auto Ltd.	21,174	196,039
	Jindal Drilling & Industries Ltd.	4,578	47,203
	Jindal Poly Films Ltd.	3,455	34,582
	Jindal Saw Ltd.	221,326	634,399
	Jindal Stainless Ltd.	129,429	971,819
*	Jio Financial Services Ltd.	265,004	740,924
*	JITF Infralogistics Ltd.	4,303	26,510
	JK Paper Ltd.	51,275	215,888
	JK Tyre & Industries Ltd.	80,490	295,954
	JM Financial Ltd.	203,225	257,223
	JTEKT India Ltd.	28,591	50,277
	Jubilant Foodworks Ltd.	132,158	1,067,174
	Jubilant Ingrevia Ltd.	17,901	143,969
	Jubilant Pharmova Ltd.	38,331	428,533
	Jupiter Wagons Ltd.	28,593	132,310
*	Just Dial Ltd.	9,641	98,848
	Jyothy Labs Ltd.	64,369	296,136
*	Jyoti Structures Ltd.	229,291	61,836
	Kajaria Ceramics Ltd.	31,668	360,861
	Kalpataru Projects International Ltd.	54,286	661,931
	Kamdhenu Ltd.	16,110	7,629
	Kansai Nerolac Paints Ltd.	56,800	152,778
	Karnataka Bank Ltd.	80,960	178,214
	Karur Vysya Bank Ltd.	221,304	607,789
	Kaveri Seed Co. Ltd.	10,033	104,624
	KDDL Ltd.	2,574	70,844
	KEC International Ltd.	50,474	490,463
	KEI Industries Ltd.	23,857	1,108,572
*	Kellton Tech Solutions Ltd.	7,971	13,389
	Kennametal India Ltd.	2,523	70,425
	Kewal Kiran Clothing Ltd.	6,875	44,369
	Kirloskar Brothers Ltd.	15,580	333,564
*	Kirloskar Electric Co. Ltd.	9,045	17,666
	Kirloskar Ferrous Industries Ltd.	32,419	212,988
		Shares	Value»
INDIA — (Continued)
	Kirloskar Industries Ltd.	302	$13,389
	Kirloskar Oil Engines Ltd.	45,359	471,316
	Kirloskar Pneumatic Co. Ltd.	4,908	64,179
	Kitex Garments Ltd.	12,090	26,603
	KNR Constructions Ltd.	78,899	271,407
	Kolte-Patil Developers Ltd.	11,761	38,591
	Kopran Ltd.	12,383	26,088
	Kotak Mahindra Bank Ltd.	86,368	1,887,588
	KPIT Technologies Ltd.	67,692	1,100,252
	KPR Mill Ltd.	33,229	354,837
	KRBL Ltd.	25,358	80,701
	Krsnaa Diagnostics Ltd.	3,412	33,169
	KSB Ltd.	17,455	141,562
	Ksolves India Ltd.	1,704	19,585
	L&T Finance Ltd.	245,767	412,060
Ω	L&T Technology Services Ltd.	6,682	415,975
	LA Opala RG Ltd.	10,121	31,620
	Laxmi Organic Industries Ltd.	25,081	62,524
*Ω	Lemon Tree Hotels Ltd.	108,716	170,276
	LG Balakrishnan & Bros Ltd.	13,711	213,976
	LIC Housing Finance Ltd.	178,268	1,229,872
	Lloyds Engineering Works Ltd.	109,084	97,528
	Lloyds Metals & Energy Ltd.	5,121	72,929
	LMW Ltd.	1,072	193,906
	LT Foods Ltd.	85,633	385,047
Ω	LTIMindtree Ltd.	19,895	1,355,780
	Lumax Auto Technologies Ltd.	17,711	110,716
	Lumax Industries Ltd.	1,385	34,825
	LUX Industries Ltd.	2,738	49,354
	Mahanagar Gas Ltd.	19,385	307,212
	Maharashtra Scooters Ltd.	840	90,246
	Maharashtra Seamless Ltd.	26,789	191,475
	Mahindra & Mahindra Financial Services Ltd.	189,725	622,233
	Mahindra & Mahindra Ltd.	167,531	5,777,285

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Mahindra Holidays & Resorts India Ltd.	26,275	$102,689
	Mahindra Lifespace Developers Ltd.	34,608	166,792
Ω	Mahindra Logistics Ltd.	8,042	34,190
*	Man Industries India Ltd.	11,126	37,213
	Man Infraconstruction Ltd.	66,230	153,807
	Manappuram Finance Ltd.	314,625	709,165
	Marico Ltd.	135,338	1,046,277
Ω	Marine Electricals India Ltd.	27,197	65,556
	Maruti Suzuki India Ltd.	14,284	2,023,268
Ω	MAS Financial Services Ltd.	23,631	68,652
	Mastek Ltd.	7,940	235,564
Ω	Matrimony.com Ltd.	1,070	7,441
*	Max Estates Ltd.	12,691	77,663
*	Max Financial Services Ltd.	7,350	94,639
	Mayur Uniquoters Ltd.	9,607	61,235
	Mazagon Dock Shipbuilders Ltd.	9,562	273,201
Ω	Medi Assist Healthcare Services Ltd.	7,998	52,545
*	Medplus Health Services Ltd.	9,090	75,014
*	Meghmani Organics Ltd.	31,708	28,408
*Ω	Metropolis Healthcare Ltd.	10,176	209,877
	Minda Corp. Ltd.	35,037	229,556
Ω	Mishra Dhatu Nigam Ltd.	14,968	56,565
	MM Forgings Ltd.	11,976	59,832
	MOIL Ltd.	33,311	118,561
	Mold-Tek Packaging Ltd.	2,105	13,403
	Monte Carlo Fashions Ltd.	7,517	59,084
	Motherson Sumi Wiring India Ltd.	632,024	407,937
	Motilal Oswal Financial Services Ltd.	101,348	743,597
	Mphasis Ltd.	30,029	986,933
	MPS Ltd.	1,542	46,900
	MRF Ltd.	751	987,062
	Mrs Bectors Food Specialities Ltd.	14,189	240,737
	Mukand Ltd.	5,726	7,673
		Shares	Value»
INDIA — (Continued)
	Muthoot Finance Ltd.	46,432	$1,203,198
*	Nalwa Sons Investments Ltd.	309	21,959
*Ω	Navkar Corp. Ltd.	21,553	30,568
	Navneet Education Ltd.	43,763	70,976
*	Nazara Technologies Ltd.	5,645	60,956
	NBCC India Ltd.	117,988	135,075
	NELCO Ltd.	3,866	45,377
	Neogen Chemicals Ltd.	2,988	65,571
	NESCO Ltd.	11,313	125,509
*	Network18 Media & Investments Ltd.	42,666	25,895
	Neuland Laboratories Ltd.	4,643	754,125
	Newgen Software Technologies Ltd.	20,786	251,569
	NHPC Ltd.	543,227	505,715
	NIIT Learning Systems Ltd.	36,285	197,009
	NIIT Ltd.	36,285	62,281
	Nilkamal Ltd.	2,955	58,463
Ω	Nippon Life India Asset Management Ltd.	69,564	466,478
	Nitin Spinners Ltd.	5,171	24,728
	NOCIL Ltd.	46,637	124,901
	NRB Bearings Ltd.	30,952	91,201
	Nucleus Software Exports Ltd.	4,468	47,672
	Nuvama Wealth Management Ltd.	2,740	176,085
	Oberoi Realty Ltd.	25,204	525,404
*	OCCL Ltd.	364	378
*	Odigma Consultancy Solutions Ltd.	5,733	3,754
	One 97 Communications Ltd.	57,591	512,246
*	Onesource Specialty Pharma Ltd.	14,593	261,394
*	Optiemus Infracom Ltd.	3,204	24,053
	Oracle Financial Services Software Ltd.	9,038	949,209
	Orient Electric Ltd.	33,170	83,889
	Oriental Aromatics Ltd.	439	1,762
	Oriental Hotels Ltd.	27,350	46,892
	Page Industries Ltd.	1,369	706,314
	Paisalo Digital Ltd.	365,684	181,976
*	Pakka Ltd.	6,623	19,588
	Panama Petrochem Ltd.	12,821	55,985

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Parag Milk Foods Ltd., Class F	20,587	$40,245
*	Paramount Communications Ltd.	24,044	19,904
	Patanjali Foods Ltd.	13,050	271,167
*	Patel Engineering Ltd.	246,677	140,760
*	PB Fintech Ltd.	21,312	424,970
*	PC Jeweller Ltd.	712,610	117,867
	PDS Ltd.	9,123	52,468
	Pearl Global Industries Ltd.	4,305	70,068
*	Peninsula Land Ltd.	50,781	20,813
	Persistent Systems Ltd.	32,425	2,256,777
	Petronet LNG Ltd.	412,796	1,500,419
	PG Electroplast Ltd.	28,447	255,134
	Phoenix Mills Ltd.	22,718	428,770
	PI Industries Ltd.	16,074	645,216
	Pidilite Industries Ltd.	20,429	678,912
	Piramal Enterprises Ltd.	50,304	590,640
	Pitti Engineering Ltd.	3,865	51,429
	PIX Transmissions Ltd.	848	20,586
	PNB Gilts Ltd.	7,393	8,415
*Ω	PNB Housing Finance Ltd.	46,633	474,436
	PNC Infratech Ltd.	68,642	252,881
	Pokarna Ltd.	1,802	26,759
	Poly Medicure Ltd.	8,473	227,719
	Polycab India Ltd.	10,419	722,844
	Polyplex Corp. Ltd.	3,776	49,208
	Poonawalla Fincorp Ltd.	71,160	254,253
	Power Finance Corp. Ltd.	482,126	2,346,958
	Power Grid Corp. of India Ltd.	444,174	1,544,294
	Power Mech Projects Ltd.	7,156	176,973
	Praj Industries Ltd.	50,301	365,779
	Prakash Pipes Ltd.	3,326	17,197
Ω	Prataap Snacks Ltd.	3,362	38,312
	Precision Camshafts Ltd.	3,589	12,303
	Precision Wires India Ltd.	17,154	31,364
	Prestige Estates Projects Ltd.	43,898	700,353
*	Pricol Ltd.	27,417	158,450
	Prince Pipes & Fittings Ltd.	16,968	72,497
	Privi Speciality Chemicals Ltd.	2,721	55,340
		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	3,293	$204,909
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	363,900
*	PSP Projects Ltd.	5,467	40,094
*	PTC India Financial Services Ltd.	130,035	56,243
	PTC India Ltd.	124,013	204,792
	Punjab National Bank	338,432	394,133
	Puravankara Ltd.	22,913	76,872
*	PVR Inox Ltd.	8,267	103,434
Ω	Quess Corp. Ltd.	28,544	194,310
	R Systems International Ltd.	12,310	60,262
	Rail Vikas Nigam Ltd.	65,392	357,803
	Rain Industries Ltd.	85,963	143,209
*	Rajesh Exports Ltd.	11,590	24,898
	Rallis India Ltd.	36,557	101,279
	Ramco Industries Ltd.	17,856	51,578
*	Ramco Systems Ltd.	8,780	36,730
	Ramkrishna Forgings Ltd.	50,143	452,162
*	Ramky Infrastructure Ltd.	7,335	46,606
	Rane Holdings Ltd.	761	12,651
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	201,737
*	Rategain Travel Technologies Ltd.	2,898	23,302
	Ratnamani Metals & Tubes Ltd.	9,623	315,197
Ω	RBL Bank Ltd.	205,290	389,277
	REC Ltd.	455,670	2,362,680
	Redington Ltd.	374,937	889,336
	Redtape Ltd.	21,209	164,359
	Refex Industries Ltd.	3,890	20,849
	Reliance Industrial Infrastructure Ltd.	4,025	44,929
Ω	Reliance Industries Ltd. (RIGD LI), GDR	197	11,540
	Reliance Industries Ltd. (RIL IN)	252,254	3,673,628
Ω	Reliance Industries Ltd. (RLNIY US), GDR	86,638	5,085,651
*	Religare Enterprises Ltd.	27,579	75,462
	Repco Home Finance Ltd.	19,971	90,261
	Rico Auto Industries Ltd.	28,598	28,410
	RITES Ltd.	61,212	184,651

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rossari Biotech Ltd.	3,724	$31,094
	Route Mobile Ltd.	7,896	109,101
*	RPSG Ventures Ltd.	3,954	43,898
*	RSWM Ltd.	18,172	34,479
	Rupa & Co. Ltd.	4,478	11,764
	Safari Industries India Ltd.	9,000	249,129
	Saksoft Ltd.	14,025	31,895
*Ω	Salasar Techno Engineering Ltd.	258,891	37,005
	Sammaan Capital Ltd.	206,746	333,955
	Samvardhana Motherson International Ltd.	652,331	1,056,924
	Sandhar Technologies Ltd.	9,738	49,316
	Sandur Manganese & Iron Ores Ltd.	3,261	14,685
	Sangam India Ltd.	4,409	19,777
	Sanghvi Movers Ltd.	28,540	83,079
*	Sanofi Consumer Healthcare India Ltd.	1,182	64,099
Ω	Sansera Engineering Ltd.	13,413	195,134
*	Sapphire Foods India Ltd.	66,294	220,672
	Saregama India Ltd.	17,903	97,462
	Sasken Technologies Ltd.	2,274	51,989
*	Satin Creditcare Network Ltd.	25,445	42,404
	Savita Oil Technologies Ltd.	11,370	62,152
	SBI Cards & Payment Services Ltd.	58,631	526,852
Ω	SBI Life Insurance Co. Ltd.	56,314	962,775
	Schaeffler India Ltd.	8,670	342,301
*	Schneider Electric Infrastructure Ltd.	23,412	183,828
*	SEAMEC Ltd.	2,917	35,105
	Senco Gold Ltd.	2,858	15,420
*	SEPC Ltd.	287,033	59,061
*	Sequent Scientific Ltd.	34,602	65,597
	Seshasayee Paper & Boards Ltd.	18,452	62,200
Ω	SH Kelkar & Co. Ltd.	19,183	47,242
	Shaily Engineering Plastics Ltd.	3,787	67,008
	Shakti Pumps India Ltd.	24,768	268,871
	Shankara Building Products Ltd.	3,629	26,044
		Shares	Value»
INDIA — (Continued)
	Shanthi Gears Ltd.	5,846	$33,235
	Sharda Cropchem Ltd.	9,213	62,006
	Sharda Motor Industries Ltd.	5,638	116,790
	Share India Securities Ltd.	25,564	72,234
*	Sheela Foam Ltd.	6,711	70,973
*	Shilpa Medicare Ltd.	16,072	131,372
	Shipping Corp. of India Land & Assets Ltd.	79,327	52,624
	Shipping Corp. of India Ltd.	79,327	178,808
	Shivalik Bimetal Controls Ltd.	5,855	34,826
*	Shoppers Stop Ltd.	15,826	104,649
*	Shree Renuka Sugars Ltd.	177,088	77,037
	Shriram Finance Ltd.	352,655	2,213,589
	Shriram Pistons & Rings Ltd.	5,625	131,292
*	Shriram Properties Ltd.	21,479	21,683
	Siemens Ltd.	4,010	280,211
*	SIS Ltd.	18,554	71,610
	Siyaram Silk Mills Ltd.	11,087	97,755
	SJS Enterprises Ltd.	7,831	88,995
	SJVN Ltd.	165,485	185,358
	SKF India Ltd.	9,711	451,640
	Skipper Ltd.	5,145	25,869
	SML ISUZU Ltd.	418	6,448
	Snowman Logistics Ltd.	49,401	35,147
	Sobha Ltd.	19,233	294,151
*	Solara Active Pharma Sciences Ltd.	2,507	14,816
	Somany Ceramics Ltd.	8,051	47,155
	Sonata Software Ltd.	76,315	467,310
	South Indian Bank Ltd.	591,857	176,741
*	SP Apparels Ltd.	2,998	28,419
*	Spandana Sphoorty Financial Ltd.	12,337	46,499
	SRF Ltd.	40,372	1,311,622
*	Star Cement Ltd.	23,860	58,300
	State Bank of India (SBID LI), GDR	758	67,404
	State Bank of India (SBIN IN)	345,608	3,073,023
	State Bank of India (SBKFF US), GDR	5,453	484,226
*	Sterlite Technologies Ltd.	37,796	46,969

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Strides Pharma Science Ltd.	29,185	$230,575
*	Stylam Industries Ltd.	3,236	72,505
	Styrenix Performance Materials Ltd.	4,025	114,450
*	Subex Ltd.	185,975	39,478
	Subros Ltd.	11,222	83,022
	Sudarshan Chemical Industries Ltd.	18,585	212,849
	Sumitomo Chemical India Ltd.	21,921	129,228
	Sun TV Network Ltd.	53,547	381,676
	Sundaram Finance Ltd.	17,197	907,627
	Sundaram-Clayton Ltd.	2,777	69,637
	Sundram Fasteners Ltd.	42,894	514,315
	Sunteck Realty Ltd.	29,355	161,092
	Suprajit Engineering Ltd.	34,194	160,614
	Supreme Industries Ltd.	12,482	569,759
	Supreme Petrochem Ltd.	35,684	251,250
	Supriya Lifescience Ltd.	4,161	34,513
*	Suratwwala Business Group Ltd.	7,685	10,515
	Surya Roshni Ltd.	7,170	21,618
*	Sutlej Textiles & Industries Ltd.	15,744	9,962
*	Suzlon Energy Ltd.	1,021,857	682,018
	Swaraj Engines Ltd.	2,802	110,076
	Swelect Energy Systems Ltd.	517	5,132
	Symphony Ltd.	1,275	18,257
	TAJGVK Hotels & Resorts Ltd.	4,833	19,544
	Talbros Automotive Components Ltd.	2,708	8,964
	Tamil Nadu Newsprint & Papers Ltd.	20,871	40,289
	Tamilnad Mercantile Bank Ltd.	10,410	52,776
	Tanla Platforms Ltd.	26,856	170,959
*	TARC Ltd.	53,968	83,662
	Tata Chemicals Ltd.	80,890	915,178
	Tata Communications Ltd.	30,412	570,983
	Tata Consultancy Services Ltd.	118,339	5,602,024
	Tata Consumer Products Ltd.	57,123	675,105
	Tata Elxsi Ltd.	8,368	611,516
		Shares	Value»
INDIA — (Continued)
	Tata Motors Ltd.	486,145	$3,998,751
	TCI Express Ltd.	3,568	31,822
	TD Power Systems Ltd.	56,541	238,202
*	TeamLease Services Ltd.	1,700	47,904
	Tech Mahindra Ltd.	88,324	1,699,572
	Techno Electric & Engineering Co. Ltd.	5,829	72,249
	Tega Industries Ltd.	5,396	93,662
	Texmaco Rail & Engineering Ltd.	102,092	231,830
	Thejo Engineering Ltd.	409	8,296
	Thermax Ltd.	959	41,994
	Thirumalai Chemicals Ltd.	39,033	107,204
	Thomas Cook India Ltd.	57,162	102,778
Ω	Thyrocare Technologies Ltd.	8,171	74,779
	Time Technoplast Ltd.	87,932	406,012
	Timken India Ltd.	11,080	363,426
	Tips Music Ltd.	10,402	77,389
	Titagarh Rail System Ltd.	26,768	315,096
	Titan Co. Ltd.	51,149	2,053,154
	Torrent Power Ltd.	34,185	575,359
	Tourism Finance Corp. of India Ltd.	39,599	64,618
	Transformers & Rectifiers India Ltd.	4,911	50,603
	TransIndia Real Estate Ltd.	41,140	16,614
	Transport Corp. of India Ltd.	15,066	184,679
	Trent Ltd.	30,142	1,996,430
	Trident Ltd.	493,925	176,501
	Triveni Engineering & Industries Ltd.	40,566	179,314
	Triveni Turbine Ltd.	38,438	295,445
	TTK Prestige Ltd.	12,250	103,731
	Tube Investments of India Ltd.	29,231	1,118,062
	TV Today Network Ltd.	14,618	32,455
	TVS Holdings Ltd.	2,529	272,520
	TVS Motor Co. Ltd.	49,260	1,391,923
	TVS Srichakra Ltd.	2,015	72,378
	Uflex Ltd.	16,579	91,431
*	Ugro Capital Ltd.	23,219	53,844
Ω	Ujjivan Small Finance Bank Ltd.	305,527	126,139

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Unichem Laboratories Ltd.	9,330	$75,244
	Union Bank of India Ltd.	398,765	528,062
	Universal Cables Ltd.	1,264	9,302
	UNO Minda Ltd.	62,820	681,840
*	UPL Ltd.	168,719	1,099,274
*	Urja Global Ltd.	42,326	7,311
	Usha Martin Ltd.	56,679	225,455
	UTI Asset Management Co. Ltd.	22,187	266,230
*	V2 Retail Ltd.	8,796	187,686
*	VA Tech Wabag Ltd.	21,305	336,792
	Vaibhav Global Ltd.	19,165	60,393
*	Valor Estate Ltd.	82,406	148,490
	Vardhman Textiles Ltd.	71,969	376,197
*Ω	Varroc Engineering Ltd.	19,549	124,492
	Varun Beverages Ltd.	248,622	1,540,336
*	Vascon Engineers Ltd.	33,744	19,209
	Vedant Fashions Ltd.	3,034	32,856
	Veedol Corporation Ltd.	2,844	49,822
	Venky's India Ltd.	2,715	57,114
*	Veranda Learning Solutions Ltd.	4,033	11,401
	Vesuvius India Ltd.	2,987	147,857
	V-Guard Industries Ltd.	68,621	288,336
	Vidhi Specialty Food Ingredients Ltd.	3,169	18,040
*	Vikas Lifecare Ltd.	327,503	14,702
	Vimta Labs Ltd.	1,593	15,696
	Vinati Organics Ltd.	7,186	138,382
	Vindhya Telelinks Ltd.	3,102	59,690
	VIP Industries Ltd.	4,547	19,405
*	VL E-Governance & IT Solutions Ltd.	21,625	36,838
*	V-Mart Retail Ltd.	1,320	48,692
*	Vodafone Idea Ltd.	3,782,439	392,989
	Voltamp Transformers Ltd.	2,940	281,020
	Voltas Ltd.	37,718	547,650
	VRL Logistics Ltd.	14,872	79,898
	VST Tillers Tractors Ltd.	2,106	112,577
*	Websol Energy System Ltd.	9,186	141,989
	Welspun Corp. Ltd.	60,698	517,041
	Welspun Enterprises Ltd.	35,938	248,734
	Welspun Living Ltd.	152,614	242,128
		Shares	Value»
INDIA — (Continued)
	West Coast Paper Mills Ltd.	23,761	$145,273
*	Westlife Foodworld Ltd.	25,414	209,581
	Whirlpool of India Ltd.	10,092	132,357
	Windlas Biotech Ltd.	2,051	22,528
	Wipro Ltd.	453,651	1,626,753
	Wonderla Holidays Ltd.	11,107	90,612
	Yasho Industries Ltd.	693	15,414
*	Yes Bank Ltd.	2,473,445	547,578
	Zee Entertainment Enterprises Ltd.	372,193	451,627
	Zensar Technologies Ltd.	68,025	674,907
	ZF Commercial Vehicle Control Systems India Ltd.	853	108,587
*	Zomato Ltd.	440,279	1,123,963
TOTAL INDIA			305,771,693
INDONESIA — (1.4%)
*	Adhi Karya Persero Tbk. PT	1,028,425	13,748
	Adi Sarana Armada Tbk. PT	778,400	32,212
*	Agung Semesta Sejahtera Tbk. PT	1,060,900	712
*	Alam Sutera Realty Tbk. PT	6,226,300	55,024
	Arwana Citramulia Tbk. PT	1,905,200	71,772
	Aspirasi Hidup Indonesia Tbk. PT	3,662,100	171,367
	Astra Agro Lestari Tbk. PT	250,667	90,293
	Astra Otoparts Tbk. PT	444,800	55,877
	Avia Avian Tbk. PT	4,044,200	101,603
	Bank Amar Indonesia Tbk. PT	1,597,862	17,426
	Bank BTPN Syariah Tbk. PT	1,126,400	63,845
*	Bank Bukopin Tbk. PT	13,112,043	42,544
	Bank Central Asia Tbk. PT	5,161,400	2,981,636
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	18,422
	Bank Mandiri Persero Tbk. PT	9,290,488	3,413,532
*	Bank Mayapada International Tbk. PT	6,494,246	81,975

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Maybank Indonesia Tbk. PT	6,214,700	$77,019
*	Bank Nationalnobu Tbk. PT	515,300	17,318
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	642,956
*	Bank Neo Commerce Tbk. PT	2,864,700	36,850
	Bank OCBC Nisp Tbk. PT	1,188,200	97,290
*	Bank Pan Indonesia Tbk. PT	1,364,500	153,393
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,601,943	92,351
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	61,230
	Bank Rakyat Indonesia Persero Tbk. PT	7,548,786	1,949,302
	Bank Syariah Indonesia Tbk. PT	2,572,261	460,216
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	139,082
	Barito Pacific Tbk. PT	2,220,303	124,841
	BFI Finance Indonesia Tbk. PT	3,877,100	209,130
*	Bintang Oto Global Tbk. PT	353,100	12,680
	BISI International Tbk. PT	932,700	62,924
	Blue Bird Tbk. PT	295,600	29,623
*	Buana Lintas Lautan Tbk. PT	8,333,400	72,732
*	Bukalapak.com Tbk. PT	25,282,400	182,202
*	Bumi Resources Minerals Tbk. PT	12,257,400	286,781
*	Bumi Serpong Damai Tbk. PT	2,174,000	126,615
*	Capital Financial Indonesia Tbk. PT	1,014,100	39,517
	Chandra Asri Pacific Tbk. PT	151,600	66,011
	Charoen Pokphand Indonesia Tbk. PT	903,615	258,804
	Ciputra Development Tbk. PT	4,780,100	287,865
	Cisarua Mountain Dairy Tbk. PT	327,600	98,617
		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk. PT	1,345,302	$327,659
	Dayamitra Telekomunikasi PT	3,013,900	118,472
	Dharma Satya Nusantara Tbk. PT	2,128,100	127,259
	Elnusa Tbk. PT	1,746,000	48,187
	Erajaya Swasembada Tbk. PT	5,078,600	119,539
	ESSA Industries Indonesia Tbk. PT	3,734,800	194,316
	Gajah Tunggal Tbk. PT	418,200	29,845
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	94,845
	Hexindo Adiperkasa Tbk. PT	105,600	31,220
	Hillcon Tbk. PT	157,000	20,224
	Impack Pratama Industri Tbk. PT	2,994,200	59,161
	Indah Kiat Pulp & Paper Tbk. PT	804,200	332,270
	Indofood CBP Sukses Makmur Tbk. PT	286,200	201,767
	Indofood Sukses Makmur Tbk. PT	1,417,500	682,207
	Indomobil Sukses Internasional Tbk. PT	472,400	23,903
	Indosat Tbk. PT	1,320,000	186,653
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	98,723
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	1,708,900	16,542
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	296,002
	Jasa Marga Persero Tbk. PT	565,926	146,698
	Jaya Real Property Tbk. PT	562,800	25,572
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	102,134
	KMI Wire & Cable Tbk. PT	1,054,000	24,506
	Map Aktif Adiperkasa PT	3,588,000	215,622
	Matahari Department Store Tbk. PT	303,900	29,711
	Mayora Indah Tbk. PT	1,404,425	210,994
	MD Entertainment Tbk. PT	179,100	43,716

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Media Nusantara Citra Tbk. PT	2,884,200	$49,537
*	Merdeka Battery Materials Tbk. PT	860,500	20,122
*	Merdeka Copper Gold Tbk. PT	1,085,421	103,596
	Metrodata Electronics Tbk. PT	2,389,000	82,663
	Metropolitan Kentjana Tbk. PT	9,800	14,977
	Mitra Adiperkasa Tbk. PT	4,680,600	368,574
	Mitra Pinasthika Mustika Tbk. PT	665,400	40,007
*	MNC Digital Entertainment Tbk. PT	764,900	32,728
*	MNC Land Tbk. PT	10,467,300	88,073
	Mulia Industrindo Tbk. PT	1,559,300	30,395
	Nippon Indosari Corpindo Tbk. PT	471,744	27,477
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	224,484
*	Pacific Strategic Financial Tbk. PT	324,800	22,921
	Pakuwon Jati Tbk. PT	7,517,900	181,615
*	Panin Financial Tbk. PT	5,975,200	154,410
*	Paninvest Tbk. PT	314,700	20,342
	Pantai Indah Kapuk Dua Tbk. PT	65,500	46,397
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,671,500	106,414
*††	Pool Advista Indonesia Tbk. PT	350,400	202
*	PP Persero Tbk. PT	995,000	20,260
	Prodia Widyahusada Tbk. PT	61,100	9,598
	Puradelta Lestari Tbk. PT	3,337,300	30,070
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	486,500	123,811
	Salim Ivomas Pratama Tbk. PT	1,908,700	44,505
	Sampoerna Agro Tbk. PT	487,800	64,642
	Samudera Indonesia Tbk. PT	4,974,500	78,080
	Sarana Menara Nusantara Tbk. PT	10,744,100	417,283
		Shares	Value»
INDONESIA — (Continued)
	Sariguna Primatirta Tbk. PT	1,029,900	$94,717
*	Sawit Sumbermas Sarana Tbk. PT	1,628,300	203,028
	Selamat Sempurna Tbk. PT	1,169,600	126,643
*	Sinar Mas Multiartha Tbk. PT	16,500	15,451
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,373
	Steel Pipe Industry of Indonesia PT	1,516,900	25,125
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	581,648
	Summarecon Agung Tbk. PT	4,993,220	141,192
	Surya Semesta Internusa Tbk. PT	2,192,100	134,378
*††	Suryainti Permata Tbk. PT	1,280,000	0
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	42,948	688,027
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,536,500	247,453
	Temas Tbk. PT	3,434,000	28,451
	Tempo Scan Pacific Tbk. PT	330,100	49,819
	Tower Bersama Infrastructure Tbk. PT	754,000	95,807
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	318,300	127,889
	Triputra Agro Persada PT	3,639,800	176,323
	Tunas Baru Lampung Tbk. PT	1,575,685	58,934
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,078,000	102,801
	Unilever Indonesia Tbk. PT	1,734,600	173,084
*	Vale Indonesia Tbk. PT	605,854	111,177
*	Waskita Beton Precast Tbk. PT	4,254,600	3,907
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,627
*	Wijaya Karya Persero Tbk. PT	1,077,449	14,542
	XL Axiata Tbk. PT	3,041,649	423,021
TOTAL INDONESIA			22,650,684

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	336,575	$170,320
	A'ayan Real Estate Co. SAK	51,762	16,422
	Agility Public Warehousing Co. KSC	273,481	222,201
	Al Ahli Bank of Kuwait KSCP	161,939	155,650
	Ali Alghanim Sons Automotive Co. KSCC	32,792	110,705
*	Alimtiaz Investment Group KSC	438,888	88,732
	Arzan Financial Group for Financing & Investment KPSC	261,619	243,187
*	Asiya Capital Investments Co. KSCP	335,749	44,599
	Boubyan Bank KSCP	53,160	108,139
	Boubyan Petrochemicals Co. KSCP	145,361	313,810
	Boursa Kuwait Securities Co. KPSC	31,948	252,581
	Burgan Bank SAK	194,340	130,182
	Combined Group Contracting Co. SAK	41,185	83,491
	Commercial Facilities Co. SAKP	68,938	59,214
	Commercial Real Estate Co. KSC	383,605	244,738
	Gulf Bank KSCP	371,349	370,247
	Gulf Cables & Electrical Industries Group Co. KSCP	31,732	186,244
	Heavy Engineering & Ship Building Co. KSCP	47,681	131,759
	Humansoft Holding Co. KSC	33,856	281,595
*	IFA Hotels & Resorts-KPSC	3,581	24,590
	Integrated Holding Co. KCSC	85,708	144,139
*	Jazeera Airways Co. KSCP	32,853	101,085
	Kuwait Financial Centre SAK	71,459	36,656
		Shares	Value»
KUWAIT — (Continued)
	Kuwait International Bank KSCP	384,855	$256,674
	Kuwait Real Estate Co. KSC	256,128	273,791
	Kuwait Telecommunications Co.	126,666	228,805
	Mabanee Co. KPSC	113,969	293,894
	Mezzan Holding Co. KSCC	59,259	178,545
	Mobile Telecommunications Co. KSCP	739,692	1,083,965
	National Bank of Kuwait SAKP	823,301	2,570,558
*	National Consumer Holding Co. SAK	70,870	23,630
	National Industries Group Holding SAK	555,352	476,658
	National Investments Co. KSCP	220,422	185,622
*	Privatization Holding Co. KSCP	96,075	14,968
	Salhia Real Estate Co. KSCP	116,882	156,341
	Securities House KSC	156,467	38,092
	Specialities Group Holding Co. KSCC	50,827	21,586
*	Sultan Center Food Products Co. KSC	4,567	1,435
*	Warba Bank KSCP	606,314	463,356
TOTAL KUWAIT			9,788,206
MALAYSIA — (1.5%)
	Able Global Bhd.	41,700	17,454
#	Aeon Co. M Bhd.	300,700	100,956
#	AEON Credit Service M Bhd.	90,180	118,312
	AFFIN Bank Bhd.	215,477	135,651
	Ajinomoto Malaysia Bhd.	7,500	24,929
	Alliance Bank Malaysia Bhd.	395,800	461,275
	Allianz Malaysia Bhd.	23,400	99,759
	AME Elite Consortium Bhd.	127,000	48,317
	AMMB Holdings Bhd. (AMM MK)	474,375	599,594
	Ancom Nylex Bhd.	203,882	45,235
	Apex Healthcare Bhd.	30,850	16,798
*	Astro Malaysia Holdings Bhd.	350,300	17,267

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Aumas Resources Bhd.	295,500	$57,880
	Aurelius Technologies Bhd.	44,100	31,106
	Axiata Group Bhd.	805,348	400,189
#	Bank Islam Malaysia Bhd.	289,730	159,108
	Batu Kawan Bhd.	39,200	177,228
*	Berjaya Food Bhd.	300,172	26,159
#*	Bermaz Auto Bhd.	306,800	87,982
	Beshom Holdings Bhd.	94,811	17,409
*	Bumi Armada Bhd.	1,459,600	215,402
	Bursa Malaysia Bhd.	235,900	441,552
#	Cahya Mata Sarawak Bhd.	334,800	79,172
#	CB Industrial Product Holding Bhd.	114,580	29,293
	CCK Consolidated Holdings Bhd.	38,000	11,840
	CELCOMDIGI Bhd.	494,200	415,093
*	Chin Hin Group Bhd.	28,400	14,380
	CIMB Group Holdings Bhd.	1,193,549	2,142,580
*	Coastal Contracts Bhd.	100,500	31,558
	Crescendo Corp. Bhd.	35,100	11,056
	CSC Steel Holdings Bhd.	104,200	26,126
	CTOS Digital Bhd.	375,700	100,082
	D&O Green Technologies Bhd.	146,000	57,775
#*	Dagang NeXchange Bhd.	936,800	76,288
#	Datasonic Group Bhd.	511,900	45,176
	Dayang Enterprise Holdings Bhd.	244,545	115,950
	Dialog Group Bhd.	351,414	149,400
#	DRB-Hicom Bhd.	391,300	86,637
#	Duopharma Biotech Bhd.	139,397	39,040
	Dutch Lady Milk Industries Bhd.	6,400	43,733
#	Eastern & Oriental Bhd.	297,900	58,276
	Eco World Development Group Bhd.	361,200	141,210
*	Ekovest Bhd.	793,150	59,279
	Farm Fresh Bhd.	206,100	79,858
	FGV Holdings Bhd.	217,300	53,540
#	Formosa Prosonic Industries Bhd.	83,700	52,180
	Fraser & Neave Holdings Bhd.	37,600	214,352
		Shares	Value»
MALAYSIA — (Continued)
#	Frontken Corp. Bhd.	399,650	$336,208
#	Gamuda Bhd.	362,238	327,339
	Gas Malaysia Bhd.	96,300	88,466
	Genting Plantations Bhd.	73,400	94,610
	Globetronics Technology Bhd.	78,700	8,954
*	Greatech Technology Bhd.	248,400	111,125
	Guan Chong Bhd.	90,600	85,813
#	HAP Seng Consolidated Bhd.	102,120	75,562
	Hap Seng Plantations Holdings Bhd.	101,200	43,111
	Hartalega Holdings Bhd.	111,100	82,276
#*	Hengyuan Refining Co. Bhd.	61,100	27,363
#	Hextar Global Bhd.	334,560	64,921
	Hiap Teck Venture Bhd.	695,000	51,301
	Hong Leong Bank Bhd.	25,090	113,481
	Hong Leong Financial Group Bhd.	40,913	165,908
	Hong Leong Industries Bhd.	26,900	80,567
#	Hume Cement Industries Bhd.	31,200	19,975
	Hup Seng Industries Bhd.	164,800	40,605
	IGB Bhd.	96,820	58,448
	IJM Corp. Bhd.	441,414	235,580
#	Inari Amertron Bhd.	260,563	147,252
	IOI Corp. Bhd.	382,705	318,819
	IOI Properties Group Bhd.	295,710	139,555
*	Iskandar Waterfront City Bhd.	181,700	20,652
#	ITMAX SYSTEM Bhd.	51,900	40,049
#	JAKS Resources Bhd.	727,080	20,249
#	Jaya Tiasa Holdings Bhd.	239,505	66,427
*	JCY International Bhd.	195,300	19,724
#	Keck Seng Malaysia Bhd.	49,000	63,649
	Kelington Group Bhd.	87,200	65,048
#	Kenanga Investment Bank Bhd.	262,900	55,090
	Kerjaya Prospek Group Bhd.	145,309	69,533

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Kim Loong Resources Bhd.	89,860	$47,729
*	KNM Group Bhd.	277,084	3,695
	Kossan Rubber Industries Bhd.	468,500	234,741
	Kretam Holdings Bhd.	266,200	33,745
#*	KSL Holdings Bhd.	131,700	47,346
#	Kuala Lumpur Kepong Bhd.	83,372	371,721
#	Lagenda Properties Bhd.	143,100	42,549
	LBS Bina Group Bhd.	391,772	47,707
	Leong Hup International Bhd.	426,800	54,925
	Lii Hen Industries Bhd.	58,700	9,135
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	33,304
	LPI Capital Bhd.	85,900	246,936
	Magni-Tech Industries Bhd.	96,933	52,358
	Mah Sing Group Bhd.	614,652	194,781
	Malayan Banking Bhd.	589,330	1,366,272
	Malayan Flour Mills Bhd.	285,450	33,833
	Malaysia Airports Holdings Bhd.	192,384	471,994
#	Malaysia Smelting Corp. Bhd.	91,400	44,252
	Malaysian Pacific Industries Bhd.	30,363	150,836
	Malaysian Resources Corp. Bhd.	797,188	89,004
	Matrix Concepts Holdings Bhd.	383,075	188,030
#	Maxis Bhd.	340,100	265,120
	MBM Resources Bhd.	60,030	76,679
	MBSB Bhd.	690,095	110,503
	Media Prima Bhd.	328,100	34,527
	Mega First Corp. Bhd.	238,800	228,935
	Mi Technovation Bhd.	92,300	45,244
#	MKH Bhd.	164,215	40,842
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,312
	MNRB Holdings Bhd.	186,567	91,939
Ω	Mr. DIY Group M Bhd.	718,900	270,168
		Shares	Value»
MALAYSIA — (Continued)
*	Muhibbah Engineering M Bhd.	254,850	$42,459
	My EG Services Bhd.	1,568,110	334,432
#	Nationgate Holdings Bhd.	141,500	56,450
*††	Nylex Malaysia Bhd.	3,235	33
	OCK Group Bhd.	213,600	20,299
	Oriental Holdings Bhd.	22,300	35,242
	OSK Holdings Bhd.	402,763	149,795
#	PA Resources Bhd.	267,300	15,523
	Padini Holdings Bhd.	223,650	99,747
	Panasonic Manufacturing Malaysia Bhd.	7,300	28,464
	Pantech Group Holdings Bhd.	219,367	44,498
	Paramount Corp. Bhd.	122,940	30,057
	Pecca Group Bhd.	76,700	24,430
#	Perak Transit Bhd.	281,850	50,545
#*	Perdana Petroleum Bhd.	266,400	13,927
	Petron Malaysia Refining & Marketing Bhd.	41,100	38,427
	PPB Group Bhd.	92,260	247,011
	Press Metal Aluminium Holdings Bhd.	464,700	508,870
	Public Bank Bhd.	1,956,150	1,889,461
	QES Group Bhd.	76,700	8,713
	QL Resources Bhd.	333,759	341,674
#*	Ranhill Utilities Bhd.	180,264	53,236
#	RCE Capital Bhd.	256,800	83,410
#	REDtone Digital Bhd.	83,100	13,786
	RHB Bank Bhd.	388,278	559,824
	Sam Engineering & Equipment M Bhd.	58,500	51,722
*	Sapura Energy Bhd.	2,737,511	18,118
	Sarawak Oil Palms Bhd.	170,320	116,514
	Scientex Bhd.	226,400	204,558
	SD Guthrie Bhd.	382,249	414,777
#	Secure Waste Infrastructure Corp.	634,800	47,597
#	SFP Tech Holdings Bhd.	212,600	32,023
	Sime Darby Property Bhd.	900,600	285,030
	SKP Resources Bhd.	363,500	88,739
*	Solarvest Holdings Bhd.	101,700	38,224

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Southern Cable Group Bhd.	48,700	$11,944
	SP Setia Bhd. Group	590,168	177,931
#	Sunway Construction Group Bhd.	101,010	77,948
*	Supermax Corp. Bhd.	487,374	116,709
#	Suria Capital Holdings Bhd.	55,420	22,137
#	Syarikat Takaful Malaysia Keluarga Bhd.	166,169	134,725
#	Ta Ann Holdings Bhd.	107,926	97,220
	Taliworks Corp. Bhd.	197,300	34,260
	Telekom Malaysia Bhd.	140,763	207,835
	Tenaga Nasional Bhd.	161,100	491,054
	Thong Guan Industries Bhd.	95,800	30,445
#	TIME dotCom Bhd.	195,500	203,618
#*	Tropicana Corp. Bhd.	229,628	60,177
#	TSH Resources Bhd.	285,100	76,051
	Uchi Technologies Bhd.	115,170	99,956
	UEM Sunrise Bhd.	532,564	110,173
	United Malacca Bhd.	20,100	23,254
	United Plantations Bhd.	42,000	288,299
	UOA Development Bhd.	185,440	70,743
	Uzma Bhd.	137,400	22,154
	Velesto Energy Bhd.	1,498,935	63,748
	ViTrox Corp. Bhd.	42,600	36,937
	VS Industry Bhd.	892,800	209,168
#*	Wasco Bhd.	102,300	23,815
#*	WCT Holdings Bhd.	392,235	73,205
#	Wellcall Holdings Bhd.	160,650	56,610
	Westports Holdings Bhd.	140,900	144,712
	Yinson Holdings Bhd.	452,137	236,109
*	YNH Property Bhd.	169,208	18,167
	YTL Corp. Bhd.	841,547	357,973
#	YTL Power International Bhd.	281,000	196,553
TOTAL MALAYSIA			25,264,503
MEXICO — (2.0%)
	Alfa SAB de CV, Class A	1,764,816	1,438,459
#	Alpek SAB de CV	105,367	73,424
#	Alsea SAB de CV	183,741	391,920
		Shares	Value»
MEXICO — (Continued)
#	America Movil SAB de CV (AMXB MM)	3,261,741	$2,290,239
	Arca Continental SAB de CV	59,316	540,376
*	Axtel SAB de CV	49,838	2,742
Ω	Banco del Bajio SA	450,674	1,034,797
	Bolsa Mexicana de Valores SAB de CV	161,806	250,026
	Cemex SAB de CV (CEMEXCPO MM)	586,116	346,205
	Cemex SAB de CV (CX US), Sponsored ADR	178,620	1,059,217
*	Cia Minera Autlan SAB de CV	25,536	8,121
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	5,019	393,941
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	172,723
*	Consorcio ARA SAB de CV	285,651	44,525
*	Controladora AXTEL SAB de CV	1,529,960	26,432
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	86,656	73,768
	Corp. Actinver SAB de CV	9,800	8,631
	Corp. Inmobiliaria Vesta SAB de CV	216,741	565,752
	Corporativo Fragua SAB de CV	1,041	28,434
	El Puerto de Liverpool SAB de CV, Class C1	42,829	213,794
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,475	3,516
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	95,177	809,799
	GCC SAB de CV	65,647	606,384
	Gentera SAB de CV	623,689	815,353
	Gruma SAB de CV, Class B	49,499	854,181

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Centro Norte SAB de CV	91,877	$867,515
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	27,704	511,271
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,507	650,022
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,793	492,125
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	287,913
#	Grupo Bimbo SAB de CV	218,932	573,690
	Grupo Carso SAB de CV	68,740	390,374
#	Grupo Comercial Chedraui SA de CV	78,207	450,968
	Grupo Elektra SAB de CV	2,722	45,057
	Grupo Financiero Banorte SAB de CV, Class O	415,484	2,884,044
*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	596,293
	Grupo Herdez SAB de CV	59,765	161,021
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,152
	Grupo Industrial Saltillo SAB de CV	114,458	92,243
	Grupo Mexico SAB de CV	462,620	2,258,180
*	Grupo Pochteca SAB de CV	35,990	10,421
#	Grupo Rotoplas SAB de CV	64,745	55,647
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	69,100
*	Grupo Simec SAB de CV (SIMECB MM)	38,410	337,334
	Grupo Televisa SAB (TLEVICPO MM)	725,130	275,047
*Ω	Grupo Traxion SAB de CV	129,609	104,015
		Shares	Value»
MEXICO — (Continued)
*	Industrias CH SAB de CV	98,329	$830,164
#*	Industrias Penoles SAB de CV	48,199	683,536
	Kimberly-Clark de Mexico SAB de CV, Class A	359,226	535,493
	KUO SAB de CV	28,603	61,424
	La Comer SAB de CV	156,590	257,079
	Megacable Holdings SAB de CV	400,943	783,621
*	Minera Frisco SAB de CV, Class A1	658,986	109,714
#*Ω	Nemak SAB de CV	942,675	104,630
#	Orbia Advance Corp. SAB de CV	335,133	212,511
	Organizacion Cultiba SAB de CV	24,314	12,660
	Organizacion Soriana SAB de CV, Class B	220,844	310,985
*	Promotora de Hoteles Norte 19 SAB De CV	142,008	30,839
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	56,927	529,793
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	132,156
	Qualitas Controladora SAB de CV	66,930	557,319
	Regional SAB de CV	110,786	722,178
#*	Sitios Latinoamerica SAB de CV	326,340	49,293
*	Vista Energy SAB de CV (VIST US), ADR	32,384	1,747,117
*	Vista Energy SAB de CV (VISTAA MM)	2,091	112,613
*	Vitro SAB de CV	86,697	32,215
	Wal-Mart de Mexico SAB de CV	419,691	1,093,279
TOTAL MEXICO			32,077,810
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	11,850	151,206
	Credicorp Ltd.	4,064	744,118

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
*††	Fossal SAA, ADR	2	$3
	Intercorp Financial Services, Inc.	4,492	133,772
TOTAL PERU			1,029,099
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	437,000	66,796
	Aboitiz Equity Ventures, Inc.	242,600	133,735
	ACEN Corp.	2,019,900	107,150
	Apex Mining Co., Inc.	1,119,000	75,799
*	Atlas Consolidated Mining & Development Corp.	602,000	40,643
	Ayala Corp.	27,296	254,096
	Ayala Land, Inc.	663,960	252,632
*	AyalaLand Logistics Holdings Corp.	481,300	13,009
	Bank of the Philippine Islands	289,830	577,359
	BDO Unibank, Inc.	394,219	928,047
*	Cebu Air, Inc.	50,500	25,055
	Cebu Landmasters, Inc.	465,178	20,944
	Century Pacific Food, Inc.	340,400	213,670
	China Banking Corp.	382,037	608,932
	Converge Information & Communications Technology Solutions, Inc.	1,063,200	290,494
	Cosco Capital, Inc.	908,900	83,241
	D&L Industries, Inc.	820,700	84,149
*	DITO CME Holdings Corp.	1,352,000	37,040
	DoubleDragon Corp.	395,590	65,650
	Filinvest Development Corp.	54,700	4,515
	First Philippine Holdings Corp.	137,850	138,062
*	Global Ferronickel Holdings, Inc.	762,228	13,062
	Globe Telecom, Inc.	8,335	315,182
	GT Capital Holdings, Inc.	31,499	266,571
	International Container Terminal Services, Inc.	105,880	632,207
	JG Summit Holdings, Inc.	772,928	213,558
	Jollibee Foods Corp.	79,300	301,344
	Keepers Holdings, Inc.	494,000	20,384
	MacroAsia Corp.	197,440	17,461
		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	27,600	$211,568
	Manila Water Co., Inc.	520,500	241,520
	Megaworld Corp.	4,257,600	128,872
	Metropolitan Bank & Trust Co.	551,865	654,248
Ω	Monde Nissin Corp.	251,500	28,583
	Nickel Asia Corp.	1,764,600	65,502
	Petron Corp.	1,456,800	58,838
	Philcomsat Holdings Corp.	27,762	50,874
	Philex Mining Corp.	819,300	45,660
*	Philippine National Bank	176,952	86,402
	Philippine Seven Corp.	82,300	92,447
	Philippine Stock Exchange, Inc.	5,304	16,610
*††	Phoenix Petroleum Philippines, Inc.	189,140	5,055
	PLDT, Inc. (PHI US), Sponsored ADR	1,138	25,821
	PLDT, Inc. (TEL PM)	12,390	283,554
	Puregold Price Club, Inc.	518,160	219,139
	RFM Corp.	532,000	36,062
	Rizal Commercial Banking Corp.	339,756	150,455
	Robinsons Land Corp.	814,666	175,213
	Robinsons Retail Holdings, Inc.	111,690	65,434
	Security Bank Corp.	137,476	170,579
	Shakey's Pizza Asia Ventures, Inc.	93,500	12,584
*	Shell Pilipinas Corp.	226,990	25,982
	SM Investments Corp.	8,005	106,651
	SM Prime Holdings, Inc.	534,212	211,265
	SSI Group, Inc.	238,000	12,055
	STI Education Systems Holdings, Inc.	437,000	10,444
	Synergy Grid & Development Phils, Inc.	367,800	66,557
	Union Bank of the Philippines	256,483	151,070
	Universal Robina Corp.	232,850	242,213
	Vista Land & Lifescapes, Inc.	1,905,400	49,022
	Vistamalls, Inc.	47,400	1,301
	Wilcon Depot, Inc.	459,300	65,983
TOTAL PHILIPPINES			9,568,350

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (1.0%)
*	11 bit studios SA	278	$13,195
	AB SA	4,499	122,329
*	Agora SA	16,251	43,036
	Alior Bank SA	47,922	1,106,132
*Ω	Allegro.eu SA	19,557	143,524
	Amica SA	2,295	37,547
	Apator SA	7,981	35,114
	Arctic Paper SA	13,128	53,936
	ASBISc Enterprises PLC	15,181	82,549
	Asseco Poland SA	23,667	686,838
	Asseco South Eastern Europe SA	6,656	78,630
	Auto Partner SA	25,348	113,843
	Bank Handlowy w Warszawie SA	7,422	178,876
#*	Bank Millennium SA	167,057	425,964
*	Bank Ochrony Srodowiska SA	27,288	81,117
	Bank Polska Kasa Opieki SA	31,431	1,232,973
	Benefit Systems SA	742	543,995
*	Bioton SA	12,311	11,054
	Boryszew SA	48,112	62,561
	Budimex SA	3,301	386,525
*	CCC SA	5,425	228,016
	CD Projekt SA	2,418	125,047
	Celon Pharma SA	5,344	31,729
#*	CI Games SA	22,569	8,976
#*	Cognor Holding SA	102,333	163,493
	Cyber Folks SA	2,157	85,350
#*	Cyfrowy Polsat SA	48,153	182,495
	Develia SA	172,377	237,443
*Ω	Dino Polska SA	5,898	652,462
	Dom Development SA	3,585	187,535
*	Echo Investment SA	52,622	55,815
	Erbud SA	1,249	11,842
*	Fabryki Mebli Forte SA	8,318	65,358
	Globe Trade Centre SA	52,134	50,514
*	Grenevia SA	95,610	53,704
*	Grupa Azoty SA	13,747	74,452
#	Grupa Kety SA	4,116	771,096
	Grupa Pracuj SA	1,379	18,888
*Ω	HUUUGE, Inc.	7,568	33,856
	ING Bank Slaski SA	5,770	403,610
	Inter Cars SA	2,487	356,200
	KGHM Polska Miedz SA	22,962	704,062
	KRUK SA	4,520	475,260
	LPP SA	188	758,545
*	mBank SA	2,702	417,189
	Mirbud SA	33,062	99,697
	Mo-BRUK SA	777	69,731
*	Mostostal Zabrze SA	9,074	11,795
		Shares	Value»
POLAND — (Continued)
	Neuca SA	447	$92,456
	Orange Polska SA	120,912	236,895
	ORLEN SA	94,663	1,248,208
	PCC Rokita SA	1,073	19,461
*	Pepco Group NV	32,464	137,059
	PlayWay SA	504	38,185
*	Polimex-Mostostal SA	34,390	23,376
	Powszechna Kasa Oszczednosci Bank Polski SA	64,572	1,059,415
	Powszechny Zaklad Ubezpieczen SA	91,094	1,116,960
	Santander Bank Polska SA	1,391	172,672
*	Selvita SA	2,662	29,182
	Stalexport Autostrady SA	50,770	37,470
	Synektik SA	1,788	96,459
*	Tauron Polska Energia SA	347,589	362,705
*	TEN Square Games SA	1,011	19,414
	Text SA	2,715	38,745
	Torpol SA	6,218	53,934
	Unimot SA	1,266	47,904
	Votum SA	3,220	29,934
	VRG SA	93,660	74,351
	Warsaw Stock Exchange	4,693	47,860
	Wawel SA	61	9,123
	Wirtualna Polska Holding SA	6,453	123,370
Ω	XTB SA	17,331	278,895
TOTAL POLAND			17,167,931
QATAR — (0.9%)
*	Aamal Co.	913,228	228,759
	Ahli Bank QSC	13,624	12,911
	Al Khaleej Takaful Group QSC	116,352	77,311
	Al Meera Consumer Goods Co. QSC	35,928	143,551
	Al Rayan Bank	808,009	529,738
	Alijarah Holding Co. QPSC	109,752	23,902
	Baladna	378,513	142,440
	Barwa Real Estate Co.	710,771	558,869
	Commercial Bank PSQC	839,243	1,059,720
*	Dlala Brokerage & Investments Holding Co. QSC	110,409	36,165
	Doha Bank QPSC	1,077,832	612,445
	Doha Insurance Co. QSC	143,882	100,646

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Gulf International Services QSC	612,447	$568,080
	Gulf Warehousing Co.	188,919	163,719
	Industries Qatar QSC	82,762	312,062
*	Lesha Bank LLC	552,637	200,282
	Mannai Corp. QSC	116,821	117,804
	Mazaya Real Estate Development QPSC	332,402	54,050
	Mesaieed Petrochemical Holding Co.	535,113	224,846
	Ooredoo QPSC	226,733	804,541
	Qatar Aluminum Manufacturing Co.	1,107,251	415,678
	Qatar Fuel QSC	73,930	311,009
	Qatar Industrial Manufacturing Co. QSC	147,641	106,029
	Qatar Insurance Co. SAQ	834,146	499,957
	Qatar International Islamic Bank QSC	146,531	428,252
	Qatar Islamic Bank QPSC	117,872	666,790
	Qatar Islamic Insurance Group	24,888	60,496
	Qatar National Bank QPSC	862,234	3,953,652
	Qatar Navigation QSC	290,313	873,012
	QLM Life & Medical Insurance Co. WLL	75,538	42,598
	Salam International Investment Ltd. QSC	439,066	83,187
	United Development Co. QSC	788,454	249,070
	Vodafone Qatar QSC	1,147,594	649,493
*	Widam Food Co.	19,080	12,929
	Zad Holding Co.	34,130	138,767
TOTAL QATAR			14,462,760
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
		Shares	Value»
SAUDI ARABIA — (3.5%)
	Abdullah Al Othaim Markets Co.	181,860	$518,741
*	Advanced Petrochemical Co.	44,422	371,914
	Al Babtain Power & Telecommunication Co.	17,873	219,303
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,105	40,398
	Al Jouf Agricultural Development Co.	5,970	91,229
*	Al Khaleej Training & Education Co.	5,436	48,399
	Al Rajhi Bank	228,984	6,039,256
*	Al Rajhi Co. for Co-operative Insurance	7,291	337,679
*	Al Yamamah Steel Industries Co.	5,681	60,191
	Alamar Foods	4,715	95,847
	Alandalus Property Co.	14,474	95,262
	Alaseel Co.	79,886	89,373
	Al-Dawaa Medical Services Co.	2,117	44,962
	Aldrees Petroleum & Transport Services Co.	19,995	757,126
	Alinma Bank	198,062	1,575,666
	AlJazira Takaful Ta'awuni Co.	4,362	19,881
*	AlKhorayef Water & Power Technologies Co.	5,044	208,444
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,274	23,061
	Almarai Co. JSC	117,715	1,847,591
	Almunajem Foods Co.	7,091	185,677
*	Alujain Corp.	15,476	153,877
	Arab National Bank	205,040	1,168,866
Ω	Arabian Centres Co.	41,346	233,840
	Arabian Contracting Services Co.	6,520	266,541
	Arabian Drilling Co.	9,011	254,754
	Arabian Internet & Communications Services Co.	7,173	609,737
*	Arabian Pipes Co.	21,319	74,302
*	Arabian Shield Cooperative Insurance Co.	10,205	56,800
	Arriyadh Development Co.	40,943	379,607

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	ARTEX Industrial Investment Co.	10,808	$45,285
	Astra Industrial Group Co.	13,300	666,288
	Ataa Educational Co.	6,276	124,932
	Bank AlBilad	118,893	1,263,868
*	Bank Al-Jazira	167,650	841,587
	Banque Saudi Fransi	178,210	762,513
	Bawan Co.	16,280	252,143
	BinDawood Holding Co.	98,390	172,849
	Bupa Arabia for Cooperative Insurance Co.	15,731	779,993
	Catrion Catering Holding Co.	16,632	587,528
*	Chubb Arabia Cooperative Insurance Co.	1,907	28,639
	Co. for Cooperative Insurance	18,053	730,743
*	Dar Al Arkan Real Estate Development Co.	186,251	819,120
	East Pipes Integrated Co. for Industry	4,393	182,802
	Electrical Industries Co.	279,240	543,568
	Etihad Etisalat Co.	146,062	2,253,223
	Gulf Insurance Group	7,624	65,241
*	Herfy Food Services Co.	13,155	89,656
	Jamjoom Pharmaceuticals Factory Co.	1,662	72,405
	Jarir Marketing Co.	159,400	544,555
	L'Azurde Co. for Jewelry	3,119	11,788
	Leejam Sports Co. JSC	10,386	504,223
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	32,019	221,518
*	Methanol Chemicals Co.	3,453	15,247
*	Middle East Paper Co.	12,090	122,537
*	Middle East Specialized Cables Co.	7,754	93,403
	Mobile Telecommunications Co. Saudi Arabia	328,876	929,053
*	National Agriculture Development Co.	73,454	501,196
		Shares	Value»
SAUDI ARABIA — (Continued)
	National Co. for Glass Industries	4,364	$64,752
	National Co. for Learning & Education	3,840	186,316
	National Gas & Industrialization Co.	6,443	180,652
	Nayifat Finance Co.	39,061	155,747
*	Perfect Presentation For Commercial Services Co.	3,339	12,867
	Power & Water Utility Co. for Jubail & Yanbu	4,764	65,253
*	Rabigh Refining & Petrochemical Co.	112,182	244,497
	Retal Urban Development Co.	81,744	369,643
	Riyad Bank	223,768	1,746,957
	Riyadh Cables Group Co.	4,067	153,612
	SABIC Agri-Nutrients Co.	57,814	1,772,449
	Sahara International Petrochemical Co.	117,555	730,274
*	Saudi Arabian Mining Co.	145,382	1,885,955
	Saudi Aramco Base Oil Co.	10,824	321,660
	Saudi Automotive Services Co.	14,997	292,906
	Saudi Awwal Bank	152,123	1,457,128
	Saudi Basic Industries Corp.	77,396	1,382,285
*	Saudi Ceramic Co.	24,541	233,782
	Saudi Ground Services Co.	2,793	40,050
	Saudi Industrial Investment Group	133,456	623,760
	Saudi Investment Bank	220,199	886,130
*	Saudi Kayan Petrochemical Co.	312,748	568,508
	Saudi National Bank	307,335	2,799,413
	Saudi Paper Manufacturing Co.	6,278	117,170
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,416	193,496
*	Saudi Public Transport Co.	27,268	147,907
*	Saudi Real Estate Co.	50,888	364,180
*	Saudi Reinsurance Co.	35,261	555,940

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Research & Media Group	10,402	$736,158
	Saudi Steel Pipe Co.	7,166	139,702
	Saudi Tadawul Group Holding Co.	3,401	190,685
	Saudi Telecom Co.	463,800	5,374,627
	Saudia Dairy & Foodstuff Co.	5,302	466,937
*	Savola Group	54,601	567,327
	Scientific & Medical Equipment House Co.	3,383	46,709
*	Seera Group Holding	63,072	404,668
*	SHL Finance Co.	21,077	100,329
*	Sinad Holding Co.	33,006	127,709
	Sumou Real Estate Co.	5,171	72,890
	Sustained Infrastructure Holding Co.	24,005	229,435
	Tanmiah Food Co.	2,784	92,844
	Theeb Rent A Car Co.	10,087	212,432
	United Electronics Co.	15,439	404,996
	United International Transportation Co.	20,025	457,301
*	Walaa Cooperative Insurance Co.	21,371	140,238
	Yanbu National Petrochemical Co.	20,368	203,619
TOTAL SAUDI ARABIA			56,616,122
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	196,897	1,953,115
	Adcock Ingram Holdings Ltd.	36,601	130,511
	Advtech Ltd.	284,045	500,270
	AECI Ltd.	63,580	282,117
	Alexander Forbes Group Holdings Ltd.	187,471	82,431
	Altron Ltd., Class A	122,825	141,551
	Anglo American Platinum Ltd.	16,670	584,842
	Anglogold Ashanti PLC (AU US)	32,813	991,281
	Astral Foods Ltd.	17,584	167,023
*	Aveng Ltd.	62,877	41,435
	AVI Ltd.	139,425	734,917
	Barloworld Ltd.	95,505	549,116
	Bid Corp. Ltd.	36,442	927,969
	Bidvest Group Ltd.	76,789	1,047,529
*	Blue Label Telecoms Ltd.	310,079	106,887
*	Brait PLC	1,170,650	125,413
		Shares	Value»
SOUTH AFRICA — (Continued)
	Capitec Bank Holdings Ltd.	8,846	$1,408,451
	Cashbuild Ltd.	5,673	59,909
	Caxton & CTP Publishers & Printers Ltd.	26,485	17,276
	City Lodge Hotels Ltd.	170,526	39,187
	Clicks Group Ltd.	62,711	1,206,705
	Coronation Fund Managers Ltd.	84,403	165,262
	Curro Holdings Ltd.	84,118	56,324
	DataTec Ltd.	128,147	338,617
Ω	Dis-Chem Pharmacies Ltd.	168,787	308,050
	Discovery Ltd.	54,258	525,173
	DRDGOLD Ltd. (DRD SJ)	84,660	86,208
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	5,808	58,487
	Famous Brands Ltd.	27,058	85,876
	FirstRand Ltd.	472,939	1,924,153
	Foschini Group Ltd.	187,974	1,428,467
	Gold Fields Ltd. (GFI US), Sponsored ADR	128,570	2,176,690
	Grindrod Ltd.	340,259	223,112
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	446,398
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	185,961	2,095,780
	Hudaco Industries Ltd.	13,408	145,356
*	Impala Platinum Holdings Ltd.	213,522	1,171,950
	Investec Ltd.	36,951	235,826
	Italtile Ltd.	167,964	110,836
	JSE Ltd.	28,314	179,270
*	KAP Ltd.	1,555,097	225,260
	Kumba Iron Ore Ltd.	15,330	318,410
	Lewis Group Ltd.	26,714	112,206
*	Metair Investments Ltd.	63,347	29,628
	Momentum Group Ltd.	844,400	1,300,343
	Motus Holdings Ltd.	102,148	600,860
	Mpact Ltd.	67,311	101,392
	Mr. Price Group Ltd.	99,533	1,326,854
	MTN Group Ltd.	411,102	2,521,695
*	MultiChoice Group	128,091	741,290
*	Nampak Ltd.	1,494	35,778
	Naspers Ltd., Class N	6,439	1,357,535
	Nedbank Group Ltd.	108,045	1,589,633
	NEPI Rockcastle NV	111,039	836,957
	Ninety One Ltd.	88,763	162,971

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	109,118	$737,701
	Oceana Group Ltd.	44,494	160,022
	Old Mutual Ltd. (OMU SJ)	1,918,696	1,269,824
	Omnia Holdings Ltd.	101,675	364,615
	OUTsurance Group Ltd.	96,788	325,344
Ω	Pepkor Holdings Ltd.	500,139	689,308
*	Pick n Pay Stores Ltd.	164,833	253,333
	PSG Financial Services Ltd.	343,202	335,593
	Raubex Group Ltd.	86,543	227,076
	Reunert Ltd.	11,046	40,452
	RFG Holdings Ltd.	55,653	60,055
	Sanlam Ltd.	235,264	1,025,696
	Santam Ltd.	18,796	368,833
	Sappi Ltd.	336,651	861,327
	Shoprite Holdings Ltd.	92,955	1,418,898
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	20,876	79,539
*	Sibanye Stillwater Ltd. (SSW SJ)	1,194,964	1,151,567
	Southern Sun Ltd.	132,365	59,121
*	SPAR Group Ltd.	72,390	543,085
	Spur Corp. Ltd.	41,270	76,407
	Stadio Holdings Ltd.	92,501	34,569
	Standard Bank Group Ltd.	204,066	2,378,863
	Super Group Ltd.	247,204	374,749
*	Telkom SA SOC Ltd.	172,194	308,510
	Tiger Brands Ltd.	59,820	885,113
*	Transaction Capital Ltd.	200,339	24,116
	Truworths International Ltd.	164,068	754,617
	Vodacom Group Ltd.	121,330	709,622
	We Buy Cars Holdings Ltd.	65,467	142,655
	Wilson Bayly Holmes-Ovcon Ltd.	25,843	289,526
	Woolworths Holdings Ltd.	249,483	775,391
	Zeda Ltd.	134,033	89,050
TOTAL SOUTH AFRICA			50,935,159
SOUTH KOREA — (10.2%)
*	3S Korea Co. Ltd.	8,243	10,302
	Able C&C Co. Ltd.	6,004	27,844
*	ABOV Semiconductor Co. Ltd.	1,421	8,048
*	Abpro Bio Co. Ltd.	45,652	12,202
		Shares	Value»
SOUTH KOREA — (Continued)
*	ADTechnology Co. Ltd.	2,141	$25,925
	Advanced Nano Products Co. Ltd.	879	39,528
	Advanced Process Systems Corp.	6,270	70,892
*	Aekyung Chemical Co. Ltd.	6,856	32,051
	Aekyung Industrial Co. Ltd.	4,364	36,362
*	Agabang&Company	11,629	43,197
	Ahnlab, Inc.	1,478	77,250
*	Air Busan Co. Ltd.	25,072	41,220
	AJ Networks Co. Ltd.	6,444	17,437
*	Ajin Industrial Co. Ltd.	9,270	17,065
	AK Holdings, Inc.	2,900	19,890
*	Alteogen, Inc.	1,460	369,884
*	ALUKO Co. Ltd.	29,610	40,533
*	Amicogen, Inc.	5,986	14,757
	Amorepacific Corp.	2,764	245,405
	AMOREPACIFIC Group	5,878	97,209
*	Anam Electronics Co. Ltd.	28,466	24,467
*	Ananti, Inc.	29,900	121,520
*	Anapass, Inc.	1,884	25,485
*	Anterogen Co. Ltd.	1,871	28,442
	Aplus Asset Advisor Co. Ltd.	5,743	16,192
*	APS, Inc.	5,387	17,373
	Asia Pacific Satellite, Inc.	1,533	14,619
	Asia Paper Manufacturing Co. Ltd.	11,730	61,045
*	Atec Co. Ltd.	1,127	19,980
	Atinum Investment Co. Ltd.	16,983	24,324
	Avaco Co. Ltd.	2,325	23,560
	Baiksan Co. Ltd.	7,419	72,292
*	Beno Tnr, Inc.	4,734	5,863
	BGF Co. Ltd.	15,592	36,062
	BGF retail Co. Ltd.	2,482	176,509
	BGFecomaterials Co. Ltd.	10,866	20,633
	BH Co. Ltd.	17,482	181,302
*	BHI Co. Ltd.	7,679	115,167
	Binggrae Co. Ltd.	3,085	155,296
	Bio Plus Co. Ltd.	10,739	48,580
*	Biodyne Co. Ltd.	1,722	16,585
*	Bioneer Corp.	2,941	36,651
	BioNote, Inc.	6,867	23,041
	BIT Computer Co. Ltd.	4,460	14,845
*	BNC Korea Co. Ltd.	17,845	54,416

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	94,208	$785,293
	Boditech Med, Inc.	4,522	51,563
	Bookook Securities Co. Ltd.	1,360	25,646
*	Bosung Power Technology Co. Ltd.	5,041	10,271
	Brand X Co. Ltd.	5,593	23,450
*	Bubang Co. Ltd.	3,072	3,765
*††	Bucket Studio Co. Ltd.	16,344	2,430
*	Bukwang Pharmaceutical Co. Ltd.	6,443	20,680
	BYC Co. Ltd.	1,390	28,028
*	C&C International Co. Ltd.	1,155	27,740
*	C&G Hi Tech Co. Ltd.	2,131	16,874
*	Cafe24 Corp.	5,387	151,399
*	CammSys Corp.	4,581	2,456
*	Cape Industries Ltd.	7,657	37,504
	Caregen Co. Ltd.	5,450	112,187
*	Celltrion Pharm, Inc.	2,679	97,368
*	Cheil Worldwide, Inc.	26,065	307,173
*	Chemtronics Co. Ltd.	2,899	42,251
	Cheryong Electric Co. Ltd.	4,562	172,729
	Chinyang Holdings Corp.	9,810	21,085
*	Chips&Media, Inc.	1,793	23,952
*	Choil Aluminum Co. Ltd.	23,460	23,766
*	Chong Kun Dang Pharmaceutical Corp.	2,943	174,380
*	Choong Ang Vaccine Laboratory	2,468	16,545
*††	Chorokbaem Media Co. Ltd.	6,960	4,852
*	Chunbo Co. Ltd.	765	19,357
*	CJ Bioscience, Inc.	1,625	10,829
*	CJ CGV Co. Ltd.	34,530	120,934
	CJ CheilJedang Corp.	3,674	609,084
	CJ Corp.	5,972	389,765
*	CJ ENM Co. Ltd.	6,527	239,943
	CJ Freshway Corp.	4,127	58,506
	CJ Logistics Corp.	4,090	223,709
*	CKD Bio Corp.	1,229	18,461
	Classys, Inc.	5,466	202,467
*	CLIO Cosmetics Co. Ltd.	1,429	18,560
*	CoAsia Corp.	590	1,568
*	Com2uS Holdings Corp.	1,402	29,784
#*	Com2uSCorp	3,864	125,459
		Shares	Value»
SOUTH KOREA — (Continued)
*	ContentreeJoongAng Corp.	2,874	$15,446
	Coocon Corp.	2,150	23,463
*	Coreana Cosmetics Co. Ltd.	10,367	16,767
*	Cosmax, Inc.	3,076	346,282
*	Cosmecca Korea Co. Ltd.	2,209	77,994
*	CosmoAM&T Co. Ltd.	1,777	64,003
*	Cosmochemical Co. Ltd.	4,734	65,300
	Coway Co. Ltd.	21,620	1,143,719
	Cowintech Co. Ltd.	2,973	30,140
	CR Holdings Co. Ltd.	12,587	48,290
*	Creative & Innovative System	12,661	61,877
	Creverse, Inc.	2,158	21,201
*	CrystalGenomics Invites Co. Ltd.	9,498	15,585
	CS Wind Corp.	8,116	232,073
*	CTC BIO, Inc.	2,673	14,177
*	Cube Entertainment, Inc.	1,866	17,578
	Cuckoo Holdings Co. Ltd.	3,956	61,726
	Cuckoo Homesys Co. Ltd.	4,387	58,194
*	Curexo, Inc.	2,908	19,842
	D.I Corp.	5,094	58,724
*††	DA Technology Co. Ltd.	29,845	1,561
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	15,306
	Dae Won Kang Up Co. Ltd.	23,068	61,520
*††	Dae Yu Co. Ltd.	6,267	1,859
*	Daea TI Co. Ltd.	7,647	16,561
*	Daechang Co. Ltd.	33,874	29,279
	Daedong Corp.	11,227	91,808
	Daeduck Co. Ltd.	9,954	46,591
	Daeduck Electronics Co. Ltd.	14,736	186,000
	Daehan Flour Mill Co. Ltd.	512	44,515
	Daehan Steel Co. Ltd.	6,724	76,590
*	Dae-Il Corp.	10,593	29,677
*	Daejoo Electronic Materials Co. Ltd.	1,744	121,911
	Daesang Corp.	12,237	157,223
	Daesang Holdings Co. Ltd.	6,972	49,663
*	Daesung Energy Co. Ltd.	2,270	12,671

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daesung Private Equity, Inc.	2,638	$3,432
*	Daewon Cable Co. Ltd.	8,447	20,795
	Daewon Pharmaceutical Co. Ltd.	7,986	80,082
	Daewon San Up Co. Ltd.	6,131	24,950
*	Daewoo Engineering & Construction Co. Ltd.	109,310	252,791
	Daihan Pharmaceutical Co. Ltd.	2,228	39,360
	Daishin Securities Co. Ltd.	13,697	156,275
*	Danal Co. Ltd.	31,311	67,313
	Daol Investment & Securities Co. Ltd.	15,603	31,305
*	Daou Data Corp.	7,570	52,309
	Daou Technology, Inc.	14,004	171,221
*	Dasan Networks, Inc.	13,256	32,244
*	Dawonsys Co. Ltd.	8,387	55,423
	DB Financial Investment Co. Ltd.	18,822	70,566
	DB HiTek Co. Ltd.	19,415	428,270
	DB Insurance Co. Ltd.	19,760	1,314,769
*	DB, Inc.	25,215	21,051
*	Dear U Co. Ltd.	2,839	69,717
*	Dentium Co. Ltd.	2,353	112,209
	Deutsch Motors, Inc.	11,957	34,658
	Device ENG Co. Ltd.	1,929	15,658
*	Devsisters Co. Ltd.	1,502	30,086
*	Dexter Studios Co. Ltd.	2,597	12,798
	DGB Financial Group, Inc.	91,952	581,299
	DI Dong Il Corp.	5,014	171,175
	Digital Daesung Co. Ltd.	10,620	52,442
*	DIO Corp.	3,189	38,134
	DIT Corp.	1,126	13,155
*	DK Tech Co. Ltd.	5,029	24,799
	DL E&C Co. Ltd.	15,656	336,098
	DL Holdings Co. Ltd.	5,712	125,066
*	DMS Co. Ltd.	10,092	42,196
	DN Automotive Corp.	10,541	151,239
	Dohwa Engineering Co. Ltd.	5,055	22,722
	Dong-A ST Co. Ltd.	2,112	72,735
	Dongbang Transport Logistics Co. Ltd.	28,165	41,438
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongjin Semichem Co. Ltd.	12,771	$190,181
*	Dongkoo Bio & Pharma Co. Ltd.	3,136	10,739
*	DongKook Pharmaceutical Co. Ltd.	9,657	100,277
	Dongkuk CM Co. Ltd.	2,480	10,709
	Dongkuk Holdings Co. Ltd.	11,386	56,752
	Dongkuk Industries Co. Ltd.	13,609	39,796
	Dongkuk Steel Mill Co. Ltd.	14,759	89,748
	Dongsuh Cos., Inc.	7,872	125,530
	Dongsung Chemical Co. Ltd.	15,215	40,706
	Dongsung Finetec Co. Ltd.	5,270	76,757
*	Dongsung Pharmaceutical Co. Ltd.	2,759	7,887
*	Dongwha Enterprise Co. Ltd.	2,375	13,828
	Dongwon Development Co. Ltd.	20,377	31,193
	Dongwon F&B Co. Ltd.	4,485	91,223
	Dongwon Systems Corp.	1,631	42,288
	Dongwoon Anatech Co. Ltd.	5,817	79,464
	Dongyang E&P, Inc.	2,221	27,211
*	Dongyang Steel Pipe Co. Ltd.	19,283	8,594
	Doosan Bobcat, Inc.	22,622	743,167
	Doosan Co. Ltd.	2,626	507,467
*	Doosan Enerbility Co. Ltd.	89,510	1,460,844
*	Doosan Fuel Cell Co. Ltd.	7,326	81,729
	Doosan Tesna, Inc.	4,233	85,576
	Douzone Bizon Co. Ltd.	5,092	238,831
*	Dream Security Co. Ltd.	11,309	27,442
*	Dreamtech Co. Ltd.	13,722	67,508
*	DRTECH Corp.	6,589	9,771
*	DSK Co. Ltd.	6,678	18,516
*	Duk San Neolux Co. Ltd.	2,327	43,963
*††	E Investment&Development Co. Ltd.	34,114	6,128

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Easy Holdings Co. Ltd.	26,721	$49,184
*	Echo Marketing, Inc.	5,078	34,121
*	Eco Volt Co. Ltd.	16,063	11,245
	Ecoplastic Corp.	18,180	29,885
#*	Ecopro BM Co. Ltd.	5,622	501,800
*	Ecopro Co. Ltd.	7,792	324,022
#	Ecopro HN Co. Ltd.	5,003	103,770
*	EG Corp.	493	2,007
*††	Ehwa Technologies Information Co. Ltd.	40,504	4,711
*	Elentec Co. Ltd.	4,724	15,300
	E-MART, Inc.	5,518	243,964
*	EMRO, Inc.	1,576	75,112
*	EM-Tech Co. Ltd.	1,475	25,875
*	Enchem Co. Ltd.	618	54,858
	ENF Technology Co. Ltd.	6,285	82,978
*	Enplus Co. Ltd.	9,314	6,271
*	Enzychem Lifesciences Corp.	26,948	28,231
	Eo Technics Co. Ltd.	680	66,095
*††	E-TRON Co. Ltd.	112,634	2,907
*	Eubiologics Co. Ltd.	6,321	53,926
	Eugene Corp.	25,711	58,181
	Eugene Investment & Securities Co. Ltd.	27,685	45,668
	Eugene Technology Co. Ltd.	3,965	99,683
*	EV Advanced Material Co. Ltd.	20,082	25,006
*	E-World	15,432	15,247
	Exicon Co. Ltd.	2,110	18,177
	F&F Co. Ltd.	5,448	239,742
	Fasoo Co. Ltd.	1,847	6,116
	Fila Holdings Corp.	11,191	301,307
*	Fine M-Tec Co. Ltd.	5,699	19,485
	Fine Semitech Corp.	2,702	32,740
*††	Flask Co. Ltd.	13,763	2,804
*	Foosung Co. Ltd.	8,532	29,568
*	FSN Co. Ltd.	3,829	4,785
	Fursys, Inc.	1,797	50,996
*	Gabia, Inc.	4,174	46,080
*	GAEASOFT	6,369	34,501
	Galaxia Moneytree Co. Ltd.	2,236	12,241
*	GAMSUNG Corp. Co. Ltd.	22,439	47,495
*	Gaon Cable Co. Ltd.	1,829	75,461
*	GC Cell Corp.	2,015	30,460
*	Genexine, Inc.	8,313	26,430
	Geumhwa PSC Co. Ltd.	1,944	33,538
*	Giantstep, Inc.	2,395	9,739
	Global Standard Technology Co. Ltd.	5,893	72,083
		Shares	Value»
SOUTH KOREA — (Continued)
*	Global Tax Free Co. Ltd.	14,089	$37,997
*	GnBS eco Co. Ltd.	8,673	22,573
	GnCenergy Co. Ltd.	2,911	24,754
	GOLFZON Co. Ltd.	2,432	100,403
	Gradiant Corp.	5,742	45,474
	Green Chemical Co. Ltd.	1,042	4,562
*	Green Cross Corp.	1,560	147,303
*	Green Cross Holdings Corp.	4,455	44,628
*	Green Cross Wellbeing Corp.	5,116	30,593
*	GS Engineering & Construction Corp.	18,049	213,636
*	GS P&L Co. Ltd.	3,407	45,067
	GS Retail Co. Ltd.	14,367	150,891
	Gwangju Shinsegae Co. Ltd.	1,600	32,030
	HAESUNG DS Co. Ltd.	7,619	129,831
	Haesung Industrial Co. Ltd.	8,882	35,532
	Han Kuk Carbon Co. Ltd.	13,090	124,438
	Hana Financial Group, Inc.	77,010	3,187,471
*	Hana Materials, Inc.	2,798	46,895
*	Hana Micron, Inc.	20,978	146,062
*	Hana Technology Co. Ltd.	922	13,260
	Hana Tour Service, Inc.	4,085	156,756
*	Hanall Biopharma Co. Ltd.	2,248	62,437
*	Hancom, Inc.	7,257	119,064
	Handok, Inc.	4,481	36,232
	Handsome Co. Ltd.	6,972	70,577
	Hanil Feed Co. Ltd.	5,197	12,968
	Hanjin Kal Corp.	2,408	138,522
	Hanjin Transportation Co. Ltd.	4,408	58,688
	Hankook Cosmetics Manufacturing Co. Ltd.	267	8,425
	Hankook Shell Oil Co. Ltd.	303	65,757
	Hankook Tire & Technology Co. Ltd.	28,779	807,426
	Hanmi Semiconductor Co. Ltd.	7,089	543,493
	HanmiGlobal Co. Ltd.	4,233	50,838
	Hannong Chemicals, Inc.	1,919	17,967

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanon Systems	62,357	$182,495
	Hansae Co. Ltd.	7,860	70,775
	Hansol Chemical Co. Ltd.	3,080	195,031
	Hansol Holdings Co. Ltd.	19,120	30,829
*	Hansol IONES Co. Ltd.	2,622	11,154
	Hansol Paper Co. Ltd.	9,682	56,441
	Hansol Technics Co. Ltd.	14,047	37,631
	Hanssem Co. Ltd.	2,297	73,880
*	Hanwha Engine	2,890	45,137
*	Hanwha Galleria Corp.	65,690	53,863
	Hanwha General Insurance Co. Ltd.	27,895	77,758
*	Hanwha Investment & Securities Co. Ltd.	55,055	135,532
	Hanwha Life Insurance Co. Ltd.	82,836	141,556
*	Hanwha Ocean Co. Ltd.	2,745	107,303
	Hanwha Solutions Corp.	25,968	350,171
*	Hanyang Digitech Co. Ltd.	2,583	16,589
	Hanyang Eng Co. Ltd.	5,655	63,580
*	Hanyang Securities Co. Ltd.	5,181	42,490
*	Harim Co. Ltd.	26,787	53,682
	Harim Holdings Co. Ltd.	29,300	109,669
*	HB SOLUTION Co. Ltd.	7,112	13,844
*	HB Technology Co. Ltd.	31,571	52,498
	HD Hyundai Co. Ltd.	16,365	930,904
	HD Hyundai Construction Equipment Co. Ltd.	7,281	331,615
	HD Hyundai Electric Co. Ltd.	5,196	1,451,778
*	HD Hyundai Energy Solutions Co. Ltd.	2,525	41,905
*	HD Hyundai Heavy Industries Co. Ltd.	997	212,049
	HD Hyundai Infracore Co. Ltd.	81,644	410,813
*	HD Hyundai Mipo	3,029	257,451
		Shares	Value»
SOUTH KOREA — (Continued)
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,560	$881,274
	HDC Holdings Co. Ltd.	17,474	149,800
	HDC Hyundai Development Co-Engineering & Construction	19,170	218,105
*	HD-Hyundai Marine Engine	4,552	87,153
*	Hecto Financial Co. Ltd.	2,589	24,892
*	Hecto Innovation Co. Ltd.	3,956	32,029
*	Helixmith Co. Ltd.	15,600	27,772
*	Heung-A Shipping Co. Ltd.	29,145	35,965
	High Tech Pharm Co. Ltd.	1,900	20,985
#	HK inno N Corp.	6,518	158,689
	HL Holdings Corp.	3,298	78,022
	HL Mando Co. Ltd.	18,506	563,205
*	HLB Biostep Co. Ltd.	7,726	12,356
*	HLB Life Science Co. Ltd.	13,176	96,044
*	HLB, Inc.	4,622	254,755
	HMM Co. Ltd.	51,945	677,072
*	Home Center Holdings Co. Ltd.	8,129	5,081
#	Hotel Shilla Co. Ltd.	7,445	195,381
	HS Hyosung Advanced Materials Corp.	1,052	126,782
*	HS Hyosung Corp.	689	13,593
	HS Industries Co. Ltd.	14,609	48,140
*	Hugel, Inc.	991	160,987
*	Humasis Co. Ltd.	23,980	27,971
	Humedix Co. Ltd.	2,503	57,538
	Huons Co. Ltd.	3,731	64,060
	Huons Global Co. Ltd.	2,929	70,406
	Husteel Co. Ltd.	17,299	52,725
	Hwa Shin Co. Ltd.	9,790	48,767
	Hwangkum Steel & Technology Co. Ltd.	4,431	15,043
	Hwaseung Enterprise Co. Ltd.	8,077	59,044
	HYBE Co. Ltd.	1,652	254,958
*	Hy-Lok Corp.	4,195	82,306
	Hyosung Corp.	3,097	97,049
	Hyosung Heavy Industries Corp.	1,729	530,370

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung TNC Corp.	1,627	$248,963
	Hyundai Autoever Corp.	1,496	146,153
	Hyundai Bioland Co. Ltd.	5,522	17,416
*	Hyundai BNG Steel Co. Ltd.	4,900	41,961
	HYUNDAI Corp.	4,150	55,916
	Hyundai Department Store Co. Ltd.	7,377	254,960
	Hyundai Elevator Co. Ltd.	7,812	284,107
	Hyundai Engineering & Construction Co. Ltd.	20,458	435,513
	Hyundai Ezwel Co. Ltd.	8,898	29,898
	Hyundai Futurenet Co. Ltd.	10,966	25,225
	Hyundai Glovis Co. Ltd.	14,478	1,479,051
	Hyundai Green Food	5,844	56,172
	Hyundai Home Shopping Network Corp.	2,566	85,342
*	Hyundai Livart Furniture Co. Ltd.	6,686	34,436
	Hyundai Marine & Fire Insurance Co. Ltd.	24,522	416,193
	Hyundai Mobis Co. Ltd.	7,979	1,439,855
	Hyundai Motor Co.	39,061	5,497,798
	Hyundai Motor Securities Co. Ltd.	9,906	44,892
	Hyundai Movex Co. Ltd.	9,201	25,322
	Hyundai Steel Co.	21,332	338,129
	Hyundai Wia Corp.	8,192	218,590
	HyVision System, Inc.	6,036	70,904
*	i3system, Inc.	1,104	34,784
*	Icure Pharm, Inc.	2,386	2,785
	iFamilySC Co. Ltd.	1,320	22,244
*	Iljin Electric Co. Ltd.	6,844	152,081
*	Iljin Hysolus Co. Ltd.	1,181	12,763
	Iljin Power Co. Ltd.	4,220	27,075
	Ilshin Spinning Co. Ltd.	8,435	47,296
	Ilyang Pharmaceutical Co. Ltd.	5,086	39,058
	iMarketKorea, Inc.	9,902	53,305
	InBody Co. Ltd.	3,960	65,635
	Industrial Bank of Korea	90,362	962,614
		Shares	Value»
SOUTH KOREA — (Continued)
*	Infinitt Healthcare Co. Ltd.	5,469	$15,859
	Innocean Worldwide, Inc.	9,240	117,191
*	InnoWireless Co. Ltd.	1,882	29,402
	Innox Advanced Materials Co. Ltd.	7,249	134,286
*	Insun ENT Co. Ltd.	13,154	49,464
*	Insung Information Co. Ltd.	9,259	11,744
	Intellian Technologies, Inc.	1,921	52,264
	Intelligent Digital Integrated Security Co. Ltd.	1,743	17,877
*	Interflex Co. Ltd.	5,184	32,459
††	Interojo Co. Ltd.	2,350	15,103
	INTOPS Co. Ltd.	6,004	88,689
	iNtRON Biotechnology, Inc.	4,530	17,672
	IS Dongseo Co. Ltd.	8,536	113,210
	ISC Co. Ltd.	1,934	88,137
	i-SENS, Inc.	3,076	38,030
*	ISU Abxis Co. Ltd.	3,988	12,171
*	ISU Chemical Co. Ltd.	5,097	22,302
*	ISU Specialty Chemical	4,650	104,244
	IsuPetasys Co. Ltd.	11,986	313,635
*	ITEK, Inc.	8,093	30,151
*	ITM Semiconductor Co. Ltd.	1,624	14,227
*	Jahwa Electronics Co. Ltd.	7,183	75,915
	JB Financial Group Co. Ltd.	46,009	623,749
*	Jeju Air Co. Ltd.	13,916	70,438
*	Jeju Semiconductor Corp.	9,125	86,952
*	JETEMA Co. Ltd.	3,077	13,801
	Jinsung T.E.C.	6,490	42,253
*	JNTC Co. Ltd.	3,202	47,795
*††	Jokwang ILI Co. Ltd.	21,810	2,056
*	JoyCity Corp.	1,775	1,868
	Jusung Engineering Co. Ltd.	9,605	206,777
	JVM Co. Ltd.	1,903	27,461
	JW Life Science Corp.	4,771	34,436
	JYP Entertainment Corp.	8,984	461,853
	K Car Co. Ltd.	5,037	46,084
	K Ensol Co. Ltd.	2,244	20,270
	Kakao Corp.	16,277	427,348
*	Kakao Games Corp.	9,865	109,634
	KakaoBank Corp.	17,985	260,692
*	Kakaopay Corp.	3,031	55,935

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	Kanglim Co. Ltd.	825	$3,219
	KB Financial Group, Inc. (105560 KS)	59,620	3,735,301
#	KB Financial Group, Inc. (KB US), ADR	10,427	651,375
	KC Co. Ltd.	3,423	37,564
	KC Tech Co. Ltd.	3,975	82,221
	KCC Corp.	1,438	244,458
	KCC Glass Corp.	5,228	129,153
	KCTC	13,067	33,922
	KEC Corp.	72,307	40,123
	KEPCO Engineering & Construction Co., Inc.	1,335	62,929
	KEPCO Plant Service & Engineering Co. Ltd.	13,182	419,735
	Keyang Electric Machinery Co. Ltd.	4,700	5,152
	KG Chemical Corp.	16,105	41,075
	KG Dongbusteel	23,894	97,059
	KG Eco Solution Co. Ltd.	12,156	41,272
*	KG Mobility Co.	27,602	70,780
	Kginicis Co. Ltd.	7,291	43,028
	KGMobilians Co. Ltd.	9,604	29,739
	KH Vatec Co. Ltd.	10,320	70,808
	Kia Corp.	67,227	4,690,954
*	Kib Plug Energy	116,791	41,395
	KINX, Inc.	1,034	51,493
*	KISCO Corp.	7,715	41,906
*	KISCO Holdings Co. Ltd.	3,689	47,083
	KISWIRE Ltd.	5,401	67,055
	KIWOOM Securities Co. Ltd.	6,044	518,107
*	KMW Co. Ltd.	3,770	24,789
*	KNJ Co. Ltd.	1,991	19,013
	Koh Young Technology, Inc.	12,171	135,943
	Kolmar BNH Co. Ltd.	4,947	42,312
	Kolmar Holdings Co. Ltd.	4,314	20,156
*	Kolon Corp.	3,612	34,872
*	Kolon Enp, Inc.	7,122	25,860
	Kolon Global Corp.	2,282	13,913
*	Kolon Industries, Inc.	9,355	179,664
*	Kolon Life Science, Inc.	583	8,836
*	KoMiCo Ltd.	2,410	62,194
	KONA I Co. Ltd.	3,514	52,289
	Korea Asset In Trust Co. Ltd.	31,622	60,430
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	30,310
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Circuit Co. Ltd.	7,616	$53,190
*	Korea District Heating Corp.	743	21,540
	Korea Electric Terminal Co. Ltd.	3,099	167,137
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	39,523
	Korea Export Packaging Industrial Co. Ltd.	8,450	16,694
	Korea Fuel-Tech Corp.	10,279	34,134
*	Korea Gas Corp.	5,875	137,616
*	Korea Information & Communications Co. Ltd.	10,169	55,882
	Korea Information Certificate Authority, Inc.	8,741	27,784
	Korea Investment Holdings Co. Ltd.	14,096	766,521
*	Korea Line Corp.	96,454	111,982
	Korea Movenex Co. Ltd.	14,544	59,656
	Korea Petrochemical Ind Co. Ltd.	1,862	116,338
	Korea Petroleum Industries Co.	1,683	14,820
	Korea Pharma Co. Ltd.	615	6,606
	Korea Ratings Corp.	564	35,389
*	Korea Real Estate Investment & Trust Co. Ltd.	87,316	59,879
	Korea Zinc Co. Ltd.	1,239	700,562
	Korean Air Lines Co. Ltd.	69,484	1,179,640
	Korean Reinsurance Co.	70,890	401,198
	Kortek Corp.	5,563	30,750
*	KOSES Co. Ltd.	2,518	11,830
	KPX Chemical Co. Ltd.	1,121	32,721
*	Krafton, Inc.	6,898	1,718,674
	KSS LINE Ltd.	8,802	51,353
#	KT Corp. (KT US), Sponsored ADR	12,498	216,590
	KT Skylife Co. Ltd.	9,022	27,041
	KTCS Corp.	9,824	19,257
	Kukdong Oil & Chemicals Co. Ltd.	10,859	25,577
*	Kukje Pharma Co. Ltd.	4,142	13,977

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kukjeon Pharmaceutical Co. Ltd.	2,139	$5,202
*	Kumho HT, Inc.	61,887	29,959
	Kumho Petrochemical Co. Ltd.	5,573	403,232
*	Kumho Tire Co., Inc.	55,881	201,215
*	KUMHOE&C Co. Ltd.	636	1,080
	KX Innovation Co. Ltd.	3,585	7,132
*	Kyeryong Construction Industrial Co. Ltd.	4,158	35,334
	Kyobo Securities Co. Ltd.	12,508	46,746
*	Kyongbo Pharmaceutical Co. Ltd.	3,819	17,706
	Kyung Dong Navien Co. Ltd.	3,389	188,421
	Kyungbang Co. Ltd.	5,365	23,092
	Kyung-In Synthetic Corp.	15,465	29,930
	L&C Bio Co. Ltd.	1,727	27,174
*	L&F Co. Ltd.	1,457	87,480
*	L&K Biomed Co. Ltd.	1,817	8,919
*	LabGenomics Co. Ltd.	14,945	28,584
*	Lake Materials Co. Ltd.	15,024	118,455
*	LB Semicon, Inc.	19,980	52,770
	Lee Ku Industrial Co. Ltd.	6,154	17,397
	LEENO Industrial, Inc.	2,523	368,335
	LF Corp.	9,746	109,259
	LG Corp.	12,299	630,497
*	LG Display Co. Ltd. (034220 KS)	74,561	471,882
*	LG Display Co. Ltd. (LPL US), ADR	121,612	392,807
	LG Electronics, Inc.	34,829	2,006,707
#*	LG Energy Solution Ltd.	1,522	366,413
	LG H&H Co. Ltd.	2,344	492,947
	LG HelloVision Co. Ltd.	16,371	27,304
	LG Innotek Co. Ltd.	5,465	554,904
	LG Uplus Corp.	102,489	706,211
*	LigaChem Biosciences, Inc.	828	71,438
	LOT Vacuum Co. Ltd.	4,434	26,989
	Lotte Chemical Corp.	3,491	136,008
	Lotte Corp.	8,123	116,121
		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Data Communication Co.	2,926	$39,127
	Lotte Energy Materials Corp.	7,078	106,417
	LOTTE Fine Chemical Co. Ltd.	8,374	228,216
	LOTTE Himart Co. Ltd.	1,295	6,657
*	Lotte Non-Life Insurance Co. Ltd.	32,778	44,100
	Lotte Rental Co. Ltd.	8,583	167,448
	Lotte Shopping Co. Ltd.	4,330	160,298
	Lotte Wellfood Co. Ltd.	1,356	95,590
	LS Corp.	6,232	505,010
*	LS Eco Energy Ltd.	3,866	119,932
	LS Electric Co. Ltd.	5,021	793,154
*	LS Marine Solution Co. Ltd.	3,994	46,023
	LTC Co. Ltd.	584	3,881
*	LVMC Holdings	48,539	55,439
	LX Hausys Ltd.	4,303	91,315
	LX Semicon Co. Ltd.	5,553	215,107
	M.I.Tech Co. Ltd.	6,029	30,967
	Macquarie Korea Infrastructure Fund	89,053	643,107
	Maeil Dairies Co. Ltd.	2,167	49,286
*	MAKUS, Inc.	5,043	31,154
*	Manho Rope & Wire Ltd.	810	14,028
	Mcnex Co. Ltd.	7,522	118,862
*	MDS Tech, Inc.	12,968	10,977
	Mediana Co. Ltd.	4,570	14,629
*	Medipost Co. Ltd.	6,328	48,384
	Medytox, Inc.	1,166	94,412
*	Meerecompany, Inc.	1,878	31,776
*	MegaStudy Co. Ltd.	3,816	28,012
#*	MegaStudyEdu Co. Ltd.	4,374	117,144
	Meritz Financial Group, Inc.	27,768	2,172,083
	META BIOMED Co. Ltd.	5,123	14,336
	Mgame Corp.	7,410	26,108
	Mi Chang Oil Industrial Co. Ltd.	382	23,518
*	MiCo Ltd.	11,862	72,529
*	Mirae Asset Life Insurance Co. Ltd.	21,538	75,137
	Mirae Asset Securities Co. Ltd.	62,214	358,733

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mirae Asset Venture Investment Co. Ltd.	5,218	$16,936
	Miwon Chemicals Co. Ltd.	571	30,640
	Miwon Commercial Co. Ltd.	595	69,676
*	Miwon Holdings Co. Ltd.	324	16,582
	Miwon Specialty Chemical Co. Ltd.	519	48,185
*	MK Electron Co. Ltd.	8,599	52,316
	MNTech Co. Ltd.	3,027	16,326
*	MONAYONGPYONG	12,765	35,572
	Moorim P&P Co. Ltd.	14,195	26,073
	Motonic Corp.	4,135	23,970
	Motrex Co. Ltd.	7,187	51,979
	MS Autotech Co. Ltd.	13,133	22,313
	Multicampus Co. Ltd.	1,262	25,315
	Myoung Shin Industrial Co. Ltd.	15,191	113,428
	Namhae Chemical Corp.	10,948	48,181
*	Namsun Aluminum Co. Ltd.	35,479	35,251
*	Namuga Co. Ltd.	2,390	20,995
	Namyang Dairy Products Co. Ltd.	1,750	79,796
*	Nature & Environment Co. Ltd.	31,751	12,937
	Nature Holdings Co. Ltd.	6,062	38,683
	NAVER Corp.	6,313	934,873
	NCSoft Corp.	1,737	205,561
	NeoPharm Co. Ltd.	4,164	31,560
*	Neosem, Inc.	2,981	19,057
	Neowiz	6,353	81,272
*	Neowiz Holdings Corp.	1,665	19,168
*	Nepes Ark Corp.	3,300	26,233
*	NEPES Corp.	6,613	31,020
*	Neptune Co.	8,029	31,142
*Ω	Netmarble Corp.	3,768	114,175
	New Power Plasma Co. Ltd.	10,930	34,482
*	Newflex Technology Co. Ltd.	3,847	13,216
*	Nexen Corp.	9,997	29,712
	Nexen Tire Corp.	18,926	71,843
*	Nexon Games Co. Ltd.	7,208	65,248
	NEXTIN, Inc.	2,537	99,747
	NH Investment & Securities Co. Ltd.	54,362	537,788
	NHN Corp.	7,894	100,970
*	NHN KCP Corp.	8,874	43,206
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Holdings Co. Ltd.	9,918	$72,343
	Nice Information & Telecommunication, Inc.	3,525	41,913
	NICE Information Service Co. Ltd.	14,058	118,472
*	Nong Shim Holdings Co. Ltd.	900	39,351
	NongShim Co. Ltd.	1,168	279,606
	NOROO Paint & Coatings Co. Ltd.	4,323	22,452
	NOVAREX Co. Ltd.	6,315	30,865
*	Novatech Co. Ltd.	1,574	20,850
	NPC	7,683	22,225
*	OCI Co. Ltd.	2,797	131,258
*	OCI Holdings Co. Ltd.	6,021	325,969
	ONEJOON Co. Ltd.	3,406	24,310
	OptoElectronics Solutions Co. Ltd.	3,068	29,415
*	Orbitech Co. Ltd.	3,429	5,453
	Oriental Precision & Engineering Co. Ltd.	7,890	30,397
	Orion Corp.	8,704	604,807
	Orion Holdings Corp.	12,345	128,563
*	OSTEONIC Co. Ltd.	3,992	22,136
*	Osung Advanced Materials Co. Ltd.	28,148	27,689
	Ottogi Corp.	866	228,138
	Paik Kwang Industrial Co. Ltd.	13,688	66,135
	Pan Ocean Co. Ltd.	108,116	246,095
	Park Systems Corp.	1,480	238,827
	Partron Co. Ltd.	21,696	109,915
*	Pearl Abyss Corp.	2,533	50,375
	People & Technology, Inc.	6,960	192,458
	PHA Co. Ltd.	3,537	24,374
#*	PharmaResearch Co. Ltd.	2,487	411,310
*	PharmGen Science, Inc.	9,054	26,755
*	Pharmicell Co. Ltd.	3,802	20,782
*	Philenergy Co. Ltd.	251	2,296
	Philoptics Co. Ltd.	2,468	52,272
*	PI Advanced Materials Co. Ltd.	3,994	47,817
*	Polaris Office Corp.	5,235	21,334
	Pond Group Co. Ltd.	3,753	13,812
*	PonyLink Co. Ltd.	18,582	14,938
	Poongsan Holdings Corp.	2,812	49,579
#	Posco DX Co. Ltd.	12,040	154,733
	POSCO Future M Co. Ltd.	756	73,609

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Posco M-Tech Co. Ltd.	2,492	$21,081
	POSCO Steeleon Co. Ltd.	1,308	25,568
*	Power Logics Co. Ltd.	9,071	33,546
*	Prestige Biologics Co. Ltd.	3,146	10,324
	Protec Co. Ltd.	1,341	24,263
	PSK Holdings, Inc.	740	26,985
#	PSK, Inc.	7,547	97,966
	Pulmuone Co. Ltd.	3,936	27,987
*	Pumtech Korea Co. Ltd.	1,886	61,049
*	Rainbow Robotics	502	102,623
*	Refine Co. Ltd.	6,522	56,597
	Reyon Pharmaceutical Co. Ltd.	2,366	20,695
	RFHIC Corp.	4,654	52,992
*	RFTech Co. Ltd.	16,022	42,148
*	Robostar Co. Ltd.	1,376	28,503
*	Robotis Co. Ltd.	784	22,686
	Rorze Systems Corp.	5,257	62,495
*	S&S Tech Corp.	4,117	82,459
	S-1 Corp.	6,233	255,461
*	Sajo Industries Co. Ltd.	851	19,720
*	Sajodaerim Corp.	1,835	49,772
	Sam Young Electronics Co. Ltd.	4,997	35,872
*	Sam Yung Trading Co. Ltd.	6,134	52,719
	Sam-A Aluminum Co. Ltd.	357	8,217
	Samchully Co. Ltd.	516	31,786
	Samho Development Co. Ltd.	8,183	17,264
	SAMHWA Paints Industrial Co. Ltd.	4,793	20,125
	Samick THK Co. Ltd.	2,406	16,812
*	Samil Pharmaceutical Co. Ltd.	3,172	28,726
*	Samji Electronics Co. Ltd.	5,168	33,035
	Samjin Pharmaceutical Co. Ltd.	2,505	29,595
	Sammok S-Form Co. Ltd.	2,476	33,935
*Ω	Samsung Biologics Co. Ltd.	1,880	1,390,440
	Samsung C&T Corp.	14,814	1,214,397
	Samsung Card Co. Ltd. (029780 KS)	10,089	290,636
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	10,571	$968,229
	Samsung Electronics Co. Ltd. (005930 KS)	742,884	26,531,151
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	2,721	2,432,490
	Samsung Engineering Co. Ltd.	55,607	685,910
	Samsung Fire & Marine Insurance Co. Ltd.	5,670	1,479,850
*	Samsung Heavy Industries Co. Ltd.	59,577	529,783
*	Samsung Life Insurance Co. Ltd.	11,553	704,973
*	Samsung Pharmaceutical Co. Ltd.	27,070	27,071
	Samsung SDI Co. Ltd.	6,622	1,003,297
	Samsung SDS Co. Ltd.	6,207	513,194
	Samsung Securities Co. Ltd.	25,299	789,141
*	SAMT Co. Ltd.	22,161	39,901
	Samwha Capacitor Co. Ltd.	2,639	52,039
	Samwha Electric Co. Ltd.	511	13,311
	Samyang Corp.	1,532	47,338
	Samyang Foods Co. Ltd.	1,600	749,297
	Samyang Holdings Corp.	2,127	93,066
	Samyang Tongsang Co. Ltd.	846	28,127
	Samyoung Co. Ltd.	6,764	20,079
*	Sang-A Frontec Co. Ltd.	2,614	29,710
*	Sangbo Corp.	1,404	1,142
	Sangsin Energy Display Precision Co. Ltd.	3,457	16,879
	Saramin Co. Ltd.	3,271	39,356
	Satrec Initiative Co. Ltd.	829	25,624
*	SBI Investment Korea Co. Ltd.	40,530	21,331
*	SD Biosensor, Inc.	22,479	172,951
	SeAH Besteel Holdings Corp.	7,225	95,517
	SeAH Holdings Corp.	419	27,463

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Corp.	565	$53,519
	SeAH Steel Holdings Corp.	1,326	186,645
	Sebang Co. Ltd.	6,012	47,520
	Sebang Global Battery Co. Ltd.	3,144	174,628
#	Seegene, Inc.	10,177	164,968
	Sejin Heavy Industries Co. Ltd.	6,360	38,745
	Sempio Foods Co.	730	11,911
	Seobu T&D	15,654	59,443
	Seohan Co. Ltd.	57,673	31,334
#*	Seohee Construction Co. Ltd.	59,699	63,234
*	Seojin System Co. Ltd.	11,556	195,396
*	Seoul Auction Co. Ltd.	2,218	10,428
#	Seoul Semiconductor Co. Ltd.	18,042	89,513
	Seoyon Co. Ltd.	6,326	29,534
	Seoyon E-Hwa Co. Ltd.	6,625	57,126
*	Seronics Co. Ltd.	1,868	12,948
*††	Sewon E&C Co. Ltd.	21,080	2,553
	SFA Engineering Corp.	7,382	96,247
*	SFA Semicon Co. Ltd.	9,757	21,750
	SGC Energy Co. Ltd.	4,711	76,278
*	Shin Heung Energy & Electronics Co. Ltd.	15,489	48,571
	Shinhan Financial Group Co. Ltd. (055550 KS)	80,720	2,811,797
	Shinil Electronics Co. Ltd.	12,080	11,647
	Shinsegae International, Inc.	7,738	54,223
	Shinsegae, Inc.	4,370	397,974
*	Shinsung Delta Tech Co. Ltd.	5,603	353,595
*	Shinsung E&G Co. Ltd.	33,933	27,686
	Shinwon Corp.	17,258	16,739
	Shinyoung Securities Co. Ltd.	1,754	91,549
*	Showbox Corp.	9,860	19,767
*	Silicon2 Co. Ltd.	6,923	145,484
	Silla Co. Ltd.	2,472	14,221
*	SIMMTECH Co. Ltd.	6,900	57,845
	SIMPAC, Inc.	1,268	3,485
	Sindoh Co. Ltd.	2,207	58,700
*	Sinil Pharm Co. Ltd.	1,949	8,789
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Biopharmaceuticals Co. Ltd.	2,724	$202,710
*	SK Bioscience Co. Ltd.	2,633	88,242
	SK Chemicals Co. Ltd.	4,083	115,978
	SK Discovery Co. Ltd.	4,063	97,665
*	SK Eternix Co. Ltd.	7,447	63,011
	SK Gas Ltd.	963	143,564
	SK Hynix, Inc.	102,180	13,756,451
*Ω	SK IE Technology Co. Ltd.	5,228	82,078
*	SK Innovation Co. Ltd.	1,555	135,513
*	SK oceanplant Co. Ltd.	8,234	68,589
	SK Securities Co. Ltd.	170,647	56,117
	SK Telecom Co. Ltd. (017670 KS)	11,303	430,409
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,259	26,847
*	SKC Co. Ltd.	1,474	157,319
	SL Corp.	8,218	180,145
	SM Entertainment Co. Ltd.	2,113	120,927
*	SMEC Co. Ltd.	7,175	18,410
	SNT Holdings Co. Ltd.	3,470	61,464
*	SOCAR, Inc.	1,653	18,180
	S-Oil Corp.	14,277	597,238
	Solid, Inc.	22,414	122,649
*	SOLUM Co. Ltd.	17,252	222,893
	Solus Advanced Materials Co. Ltd.	8,382	57,469
	Songwon Industrial Co. Ltd.	7,797	66,377
	Soop Co. Ltd.	3,056	167,796
	Soosan Heavy Industries Co. Ltd.	20,342	28,638
	Soulbrain Co. Ltd.	1,580	181,819
	Soulbrain Holdings Co. Ltd.	2,191	51,825
	SPC Samlip Co. Ltd.	1,112	35,767
	SPG Co. Ltd.	2,271	48,562
	ST Pharm Co. Ltd.	1,215	71,975
	STIC Investments, Inc.	7,920	45,494
	Straffic Co. Ltd.	10,920	31,205
*	Studio Dragon Corp.	4,596	118,360
*	Sukgyung AT Co. Ltd.	508	16,671
*	Sung Kwang Bend Co. Ltd.	7,865	155,573

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sungchang Enterprise Holdings Ltd.	19,774	$18,866
*	Sungeel Hitech Co. Ltd.	785	21,409
	Sungwoo Hitech Co. Ltd.	28,667	100,534
*	Suprema, Inc.	2,463	41,541
*	SY Co. Ltd.	12,322	34,440
*	Synergy Innovation Co. Ltd.	10,345	20,314
*	Synopex, Inc.	34,633	139,043
*	Systems Technology, Inc.	2,030	28,862
	T&L Co. Ltd.	1,763	94,569
	Tae Kyung Industrial Co. Ltd.	2,012	6,770
*	Taekwang Industrial Co. Ltd.	146	63,118
	TAEKYUNG BK Co. Ltd.	7,843	24,360
*	Taewoong Co. Ltd.	4,985	41,731
	Taeyang Metal Industrial Co. Ltd.	5,628	11,225
*	Taihan Electric Wire Co. Ltd.	15,922	142,748
	TCC Steel	1,820	34,325
	TechWing, Inc.	5,601	171,862
	Telechips, Inc.	3,499	37,620
	TES Co. Ltd.	3,436	41,933
	TK Corp.	8,069	122,741
	TKG Huchems Co. Ltd.	8,732	101,728
	TLB Co. Ltd.	2,610	23,994
	Tokai Carbon Korea Co. Ltd.	2,058	103,883
	Tongyang Life Insurance Co. Ltd.	24,537	78,037
	Tongyang, Inc.	72,698	35,044
*	Top Engineering Co. Ltd.	5,710	18,337
*	Toptec Co. Ltd.	10,660	32,763
	Tovis Co. Ltd.	6,051	82,519
	TS Corp.	19,785	36,191
*	TSE Co. Ltd.	713	20,924
*	TSI Co. Ltd.	1,964	6,891
*	Tuksu Construction Co. Ltd.	3,773	17,444
	TYM Corp.	18,418	62,608
	Ubiquoss Holdings, Inc.	2,043	14,502
	Ubiquoss, Inc.	6,216	32,781
	Uju Electronics Co. Ltd.	3,176	45,737
*	Uni-Chem Co. Ltd.	17,481	16,385
	Unid Co. Ltd.	2,411	107,792
		Shares	Value»
SOUTH KOREA — (Continued)
	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	$34,935
	Uniquest Corp.	4,583	19,543
*	Unison Co. Ltd.	19,128	10,406
	UniTest, Inc.	4,160	38,410
*	Unitrontech Co. Ltd.	8,834	33,204
	Value Added Technology Co. Ltd.	4,333	56,713
*	Viatron Technologies, Inc.	4,608	26,087
*††	Vidente Co. Ltd.	19,231	8,246
	Vieworks Co. Ltd.	2,184	31,783
*	Vina Tech Co. Ltd.	615	11,593
*	VIOL Co. Ltd.	6,250	35,013
	Vitzro Tech Co. Ltd.	4,197	21,730
*	Vitzrocell Co. Ltd.	4,413	75,255
*	VM, Inc.	2,268	11,488
*	VT Co. Ltd.	7,135	157,121
	Webcash Corp.	5,284	33,498
	Webzen, Inc.	6,567	62,245
*	Wemade Max Co. Ltd.	1,085	6,804
	Whanin Pharmaceutical Co. Ltd.	5,935	48,083
*	Wins Co. Ltd.	3,865	30,285
*	Wireless Power Amplifier Module, Inc.	5,205	16,918
	WiSoL Co. Ltd.	10,907	40,042
	Won Tech Co. Ltd.	15,831	59,923
*	Wonik Holdings Co. Ltd.	21,371	41,200
*	WONIK IPS Co. Ltd.	4,142	63,585
	Wonik Materials Co. Ltd.	3,195	39,308
	Wonik QnC Corp.	6,335	80,638
	Woojin, Inc.	3,958	21,143
*	Wooree Bio Co. Ltd.	11,301	20,765
	Woori Financial Group, Inc. (316140 KS)	195,291	2,148,609
	Woori Financial Group, Inc. (WF US), Sponsored ADR	291	9,516
#*	Woori Technology Investment Co. Ltd.	12,348	62,099
*	Woori Technology, Inc.	30,076	42,843
*	Woory Industrial Co. Ltd.	2,716	18,493
*	Woosu AMS Co. Ltd.	5,919	12,176

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Worldex Industry & Trading Co. Ltd.	3,984	$45,337
*	Wysiwyg Studios Co. Ltd.	28,958	25,946
	Y G-1 Co. Ltd.	9,847	34,287
*	YC Corp.	2,877	21,935
	Yesco Holdings Co. Ltd.	755	26,282
*	Yest Co. Ltd.	1,865	16,542
*	YG Entertainment, Inc.	3,131	107,023
*	YG PLUS	8,831	24,253
*	YMT Co. Ltd.	2,063	14,095
	Youlchon Chemical Co. Ltd.	1,863	38,992
	Young Poong Corp.	188	53,936
	Young Poong Precision Corp.	4,334	35,224
	Youngone Corp.	12,475	375,248
	Youngone Holdings Co. Ltd.	3,354	188,189
	Yuanta Securities Korea Co. Ltd.	49,301	90,466
	YuHwa Securities Co. Ltd.	13,635	20,541
*	Yungjin Pharmaceutical Co. Ltd.	9,902	13,724
*	Zeus Co. Ltd.	4,722	41,984
	Zinus, Inc.	3,957	58,133
TOTAL SOUTH KOREA			167,919,519
TAIWAN — (21.3%)
	104 Corp.	5,000	33,488
	91APP, Inc.	28,000	75,132
	Aaeon Technology, Inc.	11,546	40,493
	ABC Taiwan Electronics Corp.	42,860	25,450
	Abico Avy Co. Ltd.	64,054	64,978
#	Ability Enterprise Co. Ltd.	114,508	201,160
#	Ability Opto-Electronics Technology Co. Ltd.	19,528	118,238
	AcBel Polytech, Inc.	373,757	344,989
	Accton Technology Corp.	89,858	2,063,444
	Acer Cyber Security, Inc.	5,157	30,605
	Acer E-Enabling Service Business, Inc.	7,000	55,603
#	Acer, Inc.	640,287	719,169
*	ACES Electronic Co. Ltd.	60,117	113,430
		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	183,475	$73,485
	Acter Group Corp. Ltd.	52,534	723,009
	Action Electronics Co. Ltd.	103,000	53,676
#	Actron Technology Corp.	26,000	124,084
#	ADATA Technology Co. Ltd.	184,122	425,872
	Addcn Technology Co. Ltd.	18,913	105,873
#*	Adimmune Corp.	138,000	93,628
	Adlink Technology, Inc.	30,000	68,388
	Advanced Analog Technology, Inc.	9,000	16,349
	Advanced Ceramic X Corp.	21,000	101,435
	Advanced Energy Solution Holding Co. Ltd.	19,000	686,944
	Advanced International Multitech Co. Ltd.	67,000	152,553
#*	Advanced Optoelectronic Technology, Inc.	49,000	30,846
	Advanced Power Electronics Corp.	29,000	72,027
#	Advanced Wireless Semiconductor Co.	52,000	148,572
#	Advancetek Enterprise Co. Ltd.	129,908	323,752
	Advantech Co. Ltd.	62,959	720,789
*	AEON Motor Co. Ltd.	22,000	19,492
	Aero Win Technology Corp.	10,000	11,403
	AGV Products Corp.	230,172	81,558
#	AIC, Inc.	13,121	136,416
	Airtac International Group	36,382	948,716
	Alchip Technologies Ltd.	18,000	1,674,535
	Alexander Marine Co. Ltd.	14,163	82,712
#*	ALI Corp.	58,579	58,640
	Allied Circuit Co. Ltd.	15,000	47,743
	Allied Supreme Corp.	25,000	219,321
	Allis Electric Co. Ltd.	76,082	223,765
	Allmind Holdings Corp.	8,000	17,188
#	Alltek Technology Corp.	99,813	100,088

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Alltop Technology Co. Ltd.	23,751	$189,427
#	Alpha Networks, Inc.	112,272	118,280
#	Altek Corp.	157,102	174,745
	Amazing Microelectronic Corp.	29,144	73,122
#	Ambassador Hotel	103,000	169,316
	AMIDA Technology, Inc.	6,000	9,961
	AMPACS Corp.	37,000	46,449
#	Ampak Technology, Inc.	18,000	73,652
	Ampire Co. Ltd.	52,000	50,145
	Ample Electronic Technology Co. Ltd.	9,000	28,398
#	AMPOC Far-East Co. Ltd.	46,000	136,954
#	AmTRAN Technology Co. Ltd.	324,408	176,275
*	Amulaire Thermal Technology, Inc.	40,000	36,110
	Anji Technology Co. Ltd.	37,337	44,840
#	Anpec Electronics Corp.	35,317	178,676
	Aopen, Inc.	13,000	18,224
	AP Memory Technology Corp.	5,000	45,655
	Apac Opto Electronics, Inc.	18,000	53,669
	Apacer Technology, Inc.	46,506	63,216
	APAQ Technology Co. Ltd.	8,000	30,429
	APCB, Inc.	77,000	36,666
	Apex Biotechnology Corp.	48,477	45,585
#	Apex Dynamics, Inc.	7,000	170,108
*	Apex International Co. Ltd.	93,505	96,424
	Apex Science & Engineering	71,628	24,440
	ARBOR Technology Corp.	19,000	27,858
	Arcadyan Technology Corp.	76,755	414,999
	Ardentec Corp.	326,411	681,649
	ARES International Corp.	14,000	21,526
	Argosy Research, Inc.	31,558	138,527
#	ASE Technology Holding Co. Ltd.	441,089	2,289,475
	Asia Cement Corp.	534,696	665,707
	Asia Optical Co., Inc.	108,000	511,233
		Shares	Value»
TAIWAN — (Continued)
	Asia Polymer Corp.	198,385	$87,108
	Asia Tech Image, Inc.	26,000	87,246
	Asia Vital Components Co. Ltd.	64,422	1,084,668
	ASIX Electronics Corp.	19,000	58,034
	ASMedia Technology, Inc.	6,312	380,953
	ASolid Technology Co. Ltd.	17,000	25,861
	ASPEED Technology, Inc.	8,258	870,967
	ASROCK, Inc.	19,000	132,293
	Asustek Computer, Inc.	109,996	2,002,201
	ATE Energy International Co. Ltd.	43,000	36,093
	Aten International Co. Ltd.	45,000	102,554
	Auden Techno Corp.	17,000	54,455
	Audix Corp.	42,800	86,984
	AUO Corp. (2409 TT)	1,582,400	681,858
	AUO Corp. (AUOTY US), ADR	3,683	15,099
#	AURAS Technology Co. Ltd.	11,000	203,975
	Aurona Industries, Inc.	42,000	26,758
	Aurora Corp.	23,585	45,553
	Avalue Technology, Inc.	25,000	68,560
	AVer Information, Inc.	16,000	19,763
#	Avermedia Technologies	57,000	82,891
	Awea Mechantronic Co. Ltd.	13,230	12,101
	Axiomtek Co. Ltd.	34,383	132,810
	Azurewave Technologies, Inc.	41,000	68,567
	Bafang Yunji International Co. Ltd.	18,000	82,413
	Bank of Kaohsiung Co. Ltd.	317,980	112,381
	Basso Industry Corp.	69,000	87,965
#	BenQ Materials Corp.	83,000	75,138
	BES Engineering Corp.	707,000	223,764
	Billion Electric Co. Ltd.	19,000	16,707

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Bin Chuan Enterprise Co. Ltd.	53,650	$90,452
	Bionet Corp.	5,851	14,579
	Bionime Corp.	11,000	22,263
*	Biostar Microtech International Corp.	54,000	40,333
	Bioteque Corp.	23,010	86,118
	Bizlink Holding, Inc.	68,406	1,294,564
	Bon Fame Co. Ltd.	17,000	43,952
	Bora Pharmaceuticals Co. Ltd.	17,989	437,278
	Brave C&H Supply Co. Ltd.	9,000	25,746
	Bright Led Electronics Corp.	47,100	31,569
	Brightek Optoelectronic Co. Ltd.	23,000	33,533
	Brighten Optix Corp.	4,497	17,617
	Brighton-Best International Taiwan, Inc.	214,331	222,818
	Brillian Network & Automation Integrated System Co. Ltd.	15,208	100,094
#	Browave Corp.	30,000	150,721
	C Sun Manufacturing Ltd.	37,062	212,925
*	Cameo Communications, Inc.	95,044	30,854
	Capital Futures Corp.	49,629	87,644
#	Capital Securities Corp.	674,902	528,436
#*	Career Technology MFG. Co. Ltd.	252,933	113,870
	Carnival Industrial Corp.	71,499	19,420
*	Casing Macron Technology Co. Ltd.	34,000	19,303
	Castles Technology Co. Ltd.	40,862	101,213
	Caswell, Inc.	22,000	76,028
	Catcher Technology Co. Ltd.	144,509	867,894
	Cathay Chemical Works	17,000	26,127
	Cathay Consolidated, Inc.	8,799	28,307
	Cathay Financial Holding Co. Ltd.	993,178	2,002,524
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	278,300	$194,624
	Cayman Engley Industrial Co. Ltd.	25,785	27,047
	CCP Contact Probes Co. Ltd.	42,000	45,472
*	Celxpert Energy Corp.	39,764	44,789
	Cenra, Inc.	60,500	68,301
	Center Laboratories, Inc.	286,949	352,803
#	Central Reinsurance Co. Ltd.	204,873	158,907
	Century Iron & Steel Industrial Co. Ltd.	89,000	432,384
	Chailease Holding Co. Ltd.	462,042	1,612,210
	Chain Chon Industrial Co. Ltd.	88,516	38,758
*	ChainQui Construction Development Co. Ltd.	41,171	19,626
#	Chaintech Technology Corp.	32,000	34,137
	Champion Microelectronic Corp.	21,600	38,375
	Chang Hwa Commercial Bank Ltd.	1,181,175	652,251
	Chang Wah Electromaterials, Inc.	170,240	225,343
	Chang Wah Technology Co. Ltd.	234,500	242,869
#	Channel Well Technology Co. Ltd.	102,000	241,525
	Chant Sincere Co. Ltd.	28,000	60,318
	Charoen Pokphand Enterprise	91,676	259,115
	CHC Healthcare Group	58,000	78,357
	CHC Resources Corp.	34,379	70,196
	Chen Full International Co. Ltd.	46,000	62,455
	Chenbro Micom Co. Ltd.	25,000	197,140
#	Cheng Loong Corp.	477,480	281,095

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Cheng Mei Materials Technology Corp.	238,153	$99,879
	Cheng Shin Rubber Industry Co. Ltd.	751,808	1,130,993
	Cheng Uei Precision Industry Co. Ltd.	202,159	417,496
#	Chenming Electronic Technology Corp.	43,000	181,153
	Chia Chang Co. Ltd.	60,000	73,346
#	Chia Hsin Cement Corp.	218,280	114,097
	Chicony Electronics Co. Ltd.	226,350	1,048,181
	Chicony Power Technology Co. Ltd.	105,731	404,836
	Chief Telecom, Inc.	11,900	159,857
	Chien Kuo Construction Co. Ltd.	64,432	54,013
	Chien Shing Harbour Service Co. Ltd.	31,000	43,025
*	Chien Shing Stainless Steel Co. Ltd.	76,000	24,992
	China Airlines Ltd.	1,329,062	1,044,372
	China Bills Finance Corp.	374,000	171,576
	China Container Terminal Corp.	34,000	31,764
	China Ecotek Corp.	11,000	20,172
#	China Electric Manufacturing Corp.	127,170	57,619
	China Fineblanking Technology Co. Ltd.	14,721	12,370
	China General Plastics Corp.	198,602	75,742
	China Glaze Co. Ltd.	60,680	35,163
#*	China Man-Made Fiber Corp.	663,965	151,050
	China Metal Products	143,190	131,036
#	China Motor Corp.	119,600	292,657
#*	China Petrochemical Development Corp.	1,961,033	443,707
#	China Steel Chemical Corp.	90,227	253,685
	China Steel Corp.	1,873,940	1,146,831
	China Steel Structure Co. Ltd.	38,000	58,997
	China Wire & Cable Co. Ltd.	53,120	56,126
	Chinese Maritime Transport Ltd.	35,120	42,114
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	60,478	$54,016
	Chin-Poon Industrial Co. Ltd.	192,113	210,049
*	Chip Hope Co. Ltd.	6,000	10,742
	Chipbond Technology Corp.	370,000	718,314
	ChipMOS Technologies, Inc. (8150 TT)	343,594	328,843
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	40,684
	Chlitina Holding Ltd.	25,754	84,805
	Chong Hong Construction Co. Ltd.	97,361	247,814
	Chroma ATE, Inc.	79,466	894,888
	Chun YU Works & Co. Ltd.	66,150	50,551
	Chun Yuan Steel Industry Co. Ltd.	243,999	133,074
#	Chung Hung Steel Corp.	455,889	267,764
	Chung Hwa Chemical Industrial Works Ltd.	44,000	37,320
	Chung Hwa Food Industrial Co. Ltd.	20,700	54,204
#*	Chung Hwa Pulp Corp.	196,246	97,229
	Chung Lien Co. Ltd.	18,000	22,932
	Chung-Hsin Electric & Machinery Manufacturing Corp.	172,000	805,239
	Chunghwa Precision Test Tech Co. Ltd.	7,000	168,879
	Chunghwa Telecom Co. Ltd. (2412 TT)	255,800	976,781
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	473,926
	Chyang Sheng Texing Co. Ltd.	40,000	30,258
	CKM Applied Materials Corp.	27,000	29,422
#	Cleanaway Co. Ltd. (8422 TT)	38,000	207,510
#	Clevo Co.	190,869	295,444
	CMC Magnetics Corp.	538,132	159,050
	C-Media Electronics, Inc.	24,000	41,074
#*	CoAsia Electronics Corp.	60,094	73,490
	Collins Co. Ltd.	50,000	25,782

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compal Electronics, Inc.	1,023,086	$1,128,396
	Compeq Manufacturing Co. Ltd.	428,000	894,347
	Complex Micro Interconnection Co. Ltd.	25,000	30,622
	Compucase Enterprise	38,000	93,053
	Concord International Securities Co. Ltd.	131,116	56,727
#	Concord Securities Co. Ltd.	336,957	145,103
	Continental Holdings Corp.	209,250	187,995
	Contrel Technology Co. Ltd.	33,000	47,958
	Coremax Corp.	38,674	63,869
#	Coretronic Corp.	140,600	342,402
	Co-Tech Development Corp.	116,541	190,578
	Cowealth Medical Holding Co. Ltd.	27,216	16,794
	Coxon Precise Industrial Co. Ltd.	33,000	17,059
	Creative Sensor, Inc.	27,000	39,484
	CTBC Financial Holding Co. Ltd.	3,220,612	3,833,446
	CTCI Advanced Systems, Inc.	5,000	25,646
	CTCI Corp.	321,555	386,946
	CTI Traffic Industries Co. Ltd.	6,000	21,274
	Cub Elecparts, Inc.	31,000	96,668
	CviLux Corp.	40,902	60,720
	Cyberlink Corp.	28,000	82,188
#	CyberPower Systems, Inc.	25,200	265,474
*	CyberTAN Technology, Inc.	144,576	132,228
	Cystech Electronics Corp.	8,400	23,261
	DA CIN Construction Co. Ltd.	118,200	198,253
	Dafeng TV Ltd.	28,396	44,997
	Dah San Electric Wire & Cable Co. Ltd.	45,645	81,470
	Da-Li Development Co. Ltd.	162,244	207,336
	Darfon Electronics Corp.	117,000	154,778
	Darwin Precisions Corp.	202,000	77,111
	Data Image Corp.	19,000	26,756
		Shares	Value»
TAIWAN — (Continued)
	Davicom Semiconductor, Inc.	19,000	$16,110
	Daxin Materials Corp.	27,000	182,281
	De Licacy Industrial Co. Ltd.	139,345	72,921
	Delpha Construction Co. Ltd.	46,000	54,982
	Delta Electronics, Inc.	234,940	3,061,277
	Depo Auto Parts Ind Co. Ltd.	51,000	331,325
	DFI, Inc.	14,000	30,186
	Dimerco Data System Corp.	30,884	114,855
#	Dimerco Express Corp.	80,643	198,019
	DingZing Advanced Materials, Inc.	3,000	13,952
	D-Link Corp.	258,136	182,393
	Donpon Precision, Inc.	46,000	45,843
	Dr. Wu Skincare Co. Ltd.	5,000	22,695
	Draytek Corp.	26,000	29,319
	Drewloong Precision, Inc.	12,446	57,365
*	Dyaco International, Inc.	53,835	51,380
#	Dynamic Holding Co. Ltd.	152,382	265,426
	Dynamic Medical Technologies, Inc.	6,050	16,703
#	Dynapack International Technology Corp.	70,000	434,295
	E Ink Holdings, Inc.	102,000	856,143
	E.Sun Financial Holding Co. Ltd.	2,275,937	1,919,351
	Eastech Holding Ltd.	16,000	62,765
*	Eastern Media International Corp.	128,197	65,772
	Eclat Textile Co. Ltd.	59,279	944,431
	eCloudvalley Digital Technology Co. Ltd.	15,000	52,496
	Edison Opto Corp.	56,789	41,265
#	Edom Technology Co. Ltd.	88,615	76,551
	eGalax_eMPIA Technology, Inc.	24,467	29,934
*	EirGenix, Inc.	35,000	85,673
	Elan Microelectronics Corp.	175,959	791,940
	E-Lead Electronic Co. Ltd.	27,176	48,066

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	E-LIFE MALL Corp.	40,000	$95,958
#*	Elite Advanced Laser Corp.	43,928	438,833
	Elite Material Co. Ltd.	79,909	1,466,807
	Elite Semiconductor Microelectronics Technology, Inc.	98,000	178,756
	Elitegroup Computer Systems Co. Ltd.	162,235	109,128
	eMemory Technology, Inc.	16,000	1,579,193
	Emerging Display Technologies Corp.	74,000	60,145
	ENE Technology, Inc.	17,000	22,211
	Ennoconn Corp.	50,915	438,522
	Ennostar, Inc.	326,227	459,859
	EnTie Commercial Bank Co. Ltd.	218,500	93,431
*	Epileds Technologies, Inc.	32,000	29,632
	Episil-Precision, Inc.	59,078	76,953
	Eris Technology Corp.	9,055	56,153
#	Eson Precision Ind Co. Ltd.	67,000	118,209
	Eternal Materials Co. Ltd.	513,321	440,082
	Eurocharm Holdings Co. Ltd.	13,000	79,574
	Eva Airways Corp.	1,436,990	2,071,867
	Ever Supreme Bio Technology Co. Ltd.	11,656	63,385
*	Everest Textile Co. Ltd.	211,837	45,938
	Evergreen Aviation Technologies Corp.	69,000	217,951
	Evergreen International Storage & Transport Corp.	265,000	242,178
	Evergreen Marine Corp. Taiwan Ltd.	283,342	1,757,524
	EVERGREEN Steel Corp.	75,000	200,908
#	Everlight Electronics Co. Ltd.	222,149	555,046
*	Everspring Industry Co. Ltd.	67,700	24,066
	Evertop Wire Cable Corp.	58,000	32,130
#	Excel Cell Electronic Co. Ltd.	40,000	26,003
		Shares	Value»
TAIWAN — (Continued)
#	Excellence Opto, Inc.	68,000	$52,366
	Excelsior Medical Co. Ltd.	55,792	146,564
#	EZconn Corp.	14,642	274,758
	Far Eastern Department Stores Ltd.	397,370	267,130
	Far Eastern International Bank	978,464	400,346
	Far Eastern New Century Corp.	987,560	935,433
	Far EasTone Telecommunications Co. Ltd.	503,000	1,348,747
	Faraday Technology Corp.	54,351	360,132
	Farcent Enterprise Co. Ltd.	11,000	17,859
	Farglory F T Z Investment Holding Co. Ltd.	72,418	92,991
#	Farglory Land Development Co. Ltd.	129,442	293,499
	Feature Integration Technology, Inc.	14,000	28,302
*	Federal Corp.	129,000	71,529
	Feedback Technology Corp.	21,633	79,581
	Feng Hsin Steel Co. Ltd.	220,550	447,157
	Feng TAY Enterprise Co. Ltd.	201,265	800,296
*	FineMat Applied Materials Co. Ltd.	12,000	12,662
	FineTek Co. Ltd.	13,824	76,840
	Firich Enterprises Co. Ltd.	119,395	111,658
*	First Copper Technology Co. Ltd.	39,000	43,912
	First Financial Holding Co. Ltd.	2,365,828	1,996,402
	First Hi-Tec Enterprise Co. Ltd.	35,709	116,582
	First Hotel	129,746	58,605
	First Insurance Co. Ltd.	103,606	79,659
*	First Steamship Co. Ltd.	384,425	82,605
#	FIT Holding Co. Ltd.	72,000	128,978
	Fitipower Integrated Technology, Inc.	58,250	397,575
*	Fittech Co. Ltd.	10,509	32,868
#	FLEXium Interconnect, Inc.	196,001	380,189

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Flytech Technology Co. Ltd.	48,373	$136,646
	FocalTech Systems Co. Ltd.	89,963	207,633
	Forcecon Tech Co. Ltd.	34,971	144,676
*	Forest Water Environment Engineering Co. Ltd.	23,925	27,310
	Formosa Advanced Technologies Co. Ltd.	93,000	81,275
	Formosa Chemicals & Fibre Corp.	710,378	605,061
*	Formosa Electronic Industries, Inc.	31,000	32,088
	Formosa Oilseed Processing Co. Ltd.	29,400	40,947
	Formosa Optical Technology Co. Ltd.	17,000	57,389
	Formosa Petrochemical Corp.	170,000	186,967
	Formosa Plastics Corp.	558,134	613,161
	Formosa Sumco Technology Corp.	29,000	79,327
#	Formosa Taffeta Co. Ltd.	410,000	235,450
	Formosan Rubber Group, Inc.	91,548	72,154
	Formosan Union Chemical	178,847	111,049
	Fortune Electric Co. Ltd.	35,600	602,242
	Founding Construction & Development Co. Ltd.	77,460	46,054
	Foxconn Technology Co. Ltd.	236,536	560,396
	Foxsemicon Integrated Technology, Inc.	40,562	374,719
#	Franbo Lines Corp.	119,328	64,528
	Froch Enterprise Co. Ltd.	108,713	54,409
#	FSP Technology, Inc.	67,886	134,336
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	34,006
		Shares	Value»
TAIWAN — (Continued)
#	Fu Hua Innovation Co. Ltd.	167,045	$162,566
	Fubon Financial Holding Co. Ltd.	827,877	2,319,037
	Fulgent Sun International Holding Co. Ltd.	92,401	393,383
	Fullerton Technology Co. Ltd.	78,000	54,872
#*	Fulltech Fiber Glass Corp.	225,704	200,349
	Fusheng Precision Co. Ltd.	49,000	487,803
	Fwusow Industry Co. Ltd.	128,644	56,051
	G Shank Enterprise Co. Ltd.	75,059	192,088
	Gallant Micro Machining Co. Ltd.	2,000	33,118
	Gamania Digital Entertainment Co. Ltd.	56,000	129,349
#*	GCS Holdings, Inc.	41,000	174,513
	GEM Services, Inc.	28,670	61,090
*	GEM Terminal Industrial Co. Ltd.	26,000	17,821
	Gemtek Technology Corp.	206,574	203,651
*	General Interface Solution Holding Ltd.	130,000	205,602
	General Plastic Industrial Co. Ltd.	34,384	35,792
	Generalplus Technology, Inc.	31,000	49,188
	Genesys Logic, Inc.	27,000	141,267
#	Genius Electronic Optical Co. Ltd.	45,979	622,283
	Genovate Biotechnology Co. Ltd.	36,482	26,570
	GeoVision, Inc.	33,164	56,308
	Getac Holdings Corp.	131,000	471,488
	GFC Ltd.	27,500	86,435
	Giantplus Technology Co. Ltd.	140,000	58,594
	Gigabyte Technology Co. Ltd.	123,000	929,999
*	Gigasolar Materials Corp.	19,897	42,530
*	Gigastorage Corp.	147,000	60,679
	Global Brands Manufacture Ltd.	179,172	357,863
#	Global Lighting Technologies, Inc.	42,000	71,484

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Global Mixed Mode Technology, Inc.	39,000	$267,158
	Global PMX Co. Ltd.	32,000	100,222
	Global Unichip Corp.	24,000	951,618
#	Globalwafers Co. Ltd.	62,000	638,956
	Globe Union Industrial Corp.	127,298	53,913
#	Gloria Material Technology Corp.	300,708	442,319
*	GlycoNex, Inc.	30,000	21,705
#	GMI Technology, Inc.	63,970	98,974
	Gold Circuit Electronics Ltd.	136,836	899,235
	Golden Long Teng Development Co. Ltd.	46,000	37,634
	Goldsun Building Materials Co. Ltd.	429,735	578,203
	Good Finance Securities Co. Ltd.	39,000	28,015
	Good Will Instrument Co. Ltd.	42,859	56,235
#	Gordon Auto Body Parts	71,000	80,496
	Gourmet Master Co. Ltd.	59,052	185,993
	Grand Fortune Securities Co. Ltd.	157,000	59,399
#*	Grand Pacific Petrochemical	536,456	184,219
#	Grand Process Technology Corp.	5,000	220,383
	GrandTech CG Systems, Inc.	24,915	41,638
	Grape King Bio Ltd.	62,000	274,959
	Great China Metal Industry	78,000	54,863
	Great Taipei Gas Co. Ltd.	115,000	106,397
	Great Tree Pharmacy Co. Ltd.	34,311	155,625
	Great Wall Enterprise Co. Ltd.	345,448	541,234
	Greatek Electronics, Inc.	192,000	359,001
	Green World FinTech Service Co. Ltd.	40,000	76,988
	Group Up Industrial Co. Ltd.	22,000	148,871
	GTM Holdings Corp.	63,000	65,982
	Gudeng Precision Industrial Co. Ltd.	25,442	363,155
*	Hai Kwang Enterprise Corp.	52,450	26,423
	Hannstar Board Corp.	171,795	271,813
		Shares	Value»
TAIWAN — (Continued)
#*	HannStar Display Corp.	1,106,000	$269,562
#*	HannsTouch Holdings Co.	281,781	71,481
	Hanpin Electron Co. Ltd.	26,000	44,533
	Harvatek Corp.	66,052	42,559
	Heran Co. Ltd.	20,000	62,533
	Hi-Clearance, Inc.	13,707	59,404
	Highlight Tech Corp.	33,708	50,660
	Highwealth Construction Corp.	481,331	621,404
	Hi-Lai Foods Co. Ltd.	8,000	37,089
	HIM International Music, Inc.	13,190	46,582
	Hitron Technology, Inc.	66,799	57,726
#	Hiwin Technologies Corp.	72,380	641,034
#	Hiyes International Co. Ltd.	16,866	90,012
	Ho Tung Chemical Corp.	465,035	113,979
	Hocheng Corp.	112,586	55,681
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	38,125
	Holiday Entertainment Co. Ltd.	23,600	55,688
	Holtek Semiconductor, Inc.	63,000	92,918
	Holy Stone Enterprise Co. Ltd.	77,500	204,809
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,124,599	6,004,946
	Hong Ho Precision Textile Co. Ltd.	27,000	31,616
	Hong Pu Real Estate Development Co. Ltd.	80,609	76,605
#	Hong TAI Electric Industrial	121,000	113,724
	Hong YI Fiber Industry Co.	68,000	30,518
	Horizon Securities Co. Ltd.	166,420	54,385
#	Hota Industrial Manufacturing Co. Ltd.	104,000	187,324
#	Hotai Finance Co. Ltd.	107,060	260,956
	Hotai Motor Co. Ltd.	77,220	1,416,270

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Hotron Precision Electronic Industrial Co. Ltd.	32,272	$26,475
	Hsin Ba Ba Corp.	10,207	33,884
#	Hsin Kuang Steel Co. Ltd.	121,788	174,587
	Hsin Yung Chien Co. Ltd.	18,364	50,631
	Hsing TA Cement Co.	68,000	36,025
#*	HTC Corp.	363,000	646,356
	Hu Lane Associate, Inc.	36,570	200,453
	HUA ENG Wire & Cable Co. Ltd.	135,000	104,292
	Hua Jung Components Co. Ltd.	70,000	33,791
	Hua Nan Financial Holdings Co. Ltd.	2,240,879	1,906,290
#	Hua Yu Lien Development Co. Ltd.	31,000	110,671
#	Huaku Development Co. Ltd.	141,311	476,267
	Huang Hsiang Construction Corp.	56,000	106,897
#	Huikwang Corp.	22,000	19,707
	Hung Ching Development & Construction Co. Ltd.	72,000	78,252
	Hung Sheng Construction Ltd.	175,200	126,358
	Huxen Corp.	28,000	42,610
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	57,087
	Hwacom Systems, Inc.	64,000	39,765
#	Hwang Chang General Contractor Co. Ltd.	74,930	178,188
	IBF Financial Holdings Co. Ltd.	1,235,499	542,881
	ICARES Medicus, Inc.	7,700	29,513
	Ichia Technologies, Inc.	134,897	149,360
#	I-Chiun Precision Industry Co. Ltd.	74,115	231,243
*	Ideal Bike Corp.	94,899	23,426
	IEI Integration Corp.	71,680	166,942
#	Infortrend Technology, Inc.	110,798	103,742
	Info-Tek Corp.	37,000	45,381
#	Ingentec Corp.	7,350	40,085
	Innodisk Corp.	38,034	235,491
		Shares	Value»
TAIWAN — (Continued)
	Innolux Corp.	1,934,922	$819,638
#	Inpaq Technology Co. Ltd.	49,344	119,034
#	Insyde Software Corp.	13,200	159,147
	Intai Technology Corp.	16,800	57,913
	Integrated Service Technology, Inc.	48,345	195,209
*	IntelliEPI, Inc.	5,000	14,801
	Interactive Digital Technologies, Inc.	14,000	35,425
#*	International CSRC Investment Holdings Co.	442,400	170,779
	International Games System Co. Ltd.	70,000	1,999,940
#	Inventec Corp.	470,181	693,100
#	Iron Force Industrial Co. Ltd.	22,816	64,640
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	88,797
#	ITE Technology, Inc.	79,202	339,103
#	ITEQ Corp.	98,628	218,095
#	Jarllytec Co. Ltd.	29,000	143,917
#	Jean Co. Ltd.	78,981	59,720
	Jentech Precision Industrial Co. Ltd.	15,498	641,399
	Jetway Information Co. Ltd.	19,500	25,520
	Jetwell Computer Co. Ltd.	10,000	47,791
	Jia Wei Lifestyle, Inc.	27,592	58,276
	Jih Lin Technology Co. Ltd.	24,000	36,359
*	Ji-Haw Industrial Co. Ltd.	12,000	6,725
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	41,466
	JMC Electronics Co. Ltd.	20,000	21,736
	Jochu Technology Co. Ltd.	16,000	11,137
	Johnson Chemical Pharmaceutical Works Corp.	5,000	10,806
	Johnson Health Tech Co. Ltd.	36,000	205,886
	Joinsoon Electronics Manufacturing Co. Ltd.	54,857	27,952
#	JPC connectivity, Inc.	34,875	141,213
	JPP Holding Co. Ltd.	1,050	5,566
#	JSL Construction & Development Co. Ltd.	28,291	78,222

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	K Laser Technology, Inc.	71,000	$41,789
	Kaimei Electronic Corp.	51,587	106,577
	Kaori Heat Treatment Co. Ltd.	23,983	211,629
	Kaulin Manufacturing Co. Ltd.	53,000	21,833
	Kedge Construction Co. Ltd.	37,160	79,089
	Keding Enterprises Co. Ltd.	15,000	59,190
	KEE TAI Properties Co. Ltd.	192,064	81,644
	Kenda Rubber Industrial Co. Ltd.	353,050	284,771
	Kent Industrial Co. Ltd.	32,000	25,868
	Kerry TJ Logistics Co. Ltd.	100,000	117,988
*	Key Ware Electronics Co. Ltd.	80,959	25,479
	Keystone Microtech Corp.	11,000	159,388
	KGI Financial Holding Co. Ltd.	2,505,999	1,310,000
	KHGEARS International Ltd.	13,000	82,245
	Kindom Development Co. Ltd.	213,700	330,169
	King Chou Marine Technology Co. Ltd.	33,660	42,733
	King Polytechnic Engineering Co. Ltd.	32,550	50,467
	King Slide Works Co. Ltd.	12,050	545,824
	King Yuan Electronics Co. Ltd.	459,529	1,537,772
	King's Town Bank Co. Ltd.	389,000	604,040
#*	King's Town Construction Co. Ltd.	41,348	76,545
	Kingstate Electronics Corp.	17,000	21,992
	Kinik Co.	34,000	308,306
	Kinko Optical Co. Ltd.	76,769	61,691
	Kinpo Electronics	577,028	432,190
	Kinsus Interconnect Technology Corp.	168,009	489,378
	KMC Kuei Meng International, Inc.	29,761	114,624
	KNH Enterprise Co. Ltd.	43,000	25,759
		Shares	Value»
TAIWAN — (Continued)
	Ko Ja Cayman Co. Ltd.	20,000	$25,736
	KS Terminals, Inc.	70,760	156,925
	Kung Long Batteries Industrial Co. Ltd.	33,000	152,039
*	Kung Sing Engineering Corp.	210,404	65,717
	Kuo Toong International Co. Ltd.	101,625	164,433
	Kuo Yang Construction Co. Ltd.	103,366	64,743
	Kwong Lung Enterprise Co. Ltd.	58,000	103,137
	L&K Engineering Co. Ltd.	97,812	727,930
	La Kaffa International Co. Ltd.	11,000	31,775
	Lang, Inc.	16,000	21,940
	Lanner Electronics, Inc.	51,961	151,808
	Largan Precision Co. Ltd. (3008 TT)	16,306	1,347,466
#	Laser Tek Taiwan Co. Ltd.	27,550	46,682
	Laster Tech Corp. Ltd.	57,105	56,279
*	Leader Electronics, Inc.	71,799	30,984
*	Lealea Enterprise Co. Ltd.	395,940	101,993
	LEE CHI Enterprises Co. Ltd.	95,000	37,800
	Lelon Electronics Corp.	60,694	186,746
	Lemtech Holdings Co. Ltd.	15,115	65,293
	Leo Systems, Inc.	27,000	24,560
*	Leofoo Development Co. Ltd.	68,254	38,641
*	Li Peng Enterprise Co. Ltd.	325,806	70,384
#	Lian HWA Food Corp.	54,480	242,856
	Lida Holdings Ltd.	46,320	32,468
	Lien Hwa Industrial Holdings Corp.	197,335	296,649
*	Lily Textile	11,000	10,227
	Lingsen Precision Industries Ltd.	208,000	109,014
	Lintes Technology Co. Ltd.	8,143	37,269
#	Lion Travel Service Co. Ltd.	36,000	140,791
	Lite-On Technology Corp.	351,395	1,150,027

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	32,000	$42,499
*	Long Bon International Co. Ltd.	61,180	35,228
	Long Da Construction & Development Corp.	89,000	87,643
*	Longchen Paper & Packaging Co. Ltd.	436,349	147,979
	Longwell Co.	63,000	147,852
	Loop Telecommunication International, Inc.	21,000	43,337
	Lotes Co. Ltd.	31,508	1,775,247
	Lumax International Corp. Ltd.	42,142	137,837
#*	Lung Yen Life Service Corp.	80,000	128,697
	Lungteh Shipbuilding Co. Ltd.	34,650	113,318
	Luxe Green Energy Technology Co. Ltd.	14,420	9,913
#	LuxNet Corp.	12,617	91,920
#	M3 Technology, Inc.	11,000	35,393
#	M31 Technology Corp.	3,000	57,443
	Macauto Industrial Co. Ltd.	29,000	49,870
	Machvision, Inc.	9,676	107,461
	Macroblock, Inc.	18,000	40,900
	Macronix International Co. Ltd.	1,011,201	587,367
	MacroWell OMG Digital Entertainment Co. Ltd.	7,000	20,016
#	Makalot Industrial Co. Ltd.	59,657	631,516
	Marketech International Corp.	41,000	184,868
#	Materials Analysis Technology, Inc.	34,360	254,732
	Maxigen Biotech, Inc.	13,650	20,856
	Mayer Steel Pipe Corp.	98,710	83,339
	Mechema Chemicals International Corp.	24,000	45,265
*	Medeon Biodesign, Inc.	23,309	26,622
	MediaTek, Inc.	183,360	7,940,776
	Mega Financial Holding Co. Ltd.	1,235,075	1,452,404
		Shares	Value»
TAIWAN — (Continued)
#*	Megaforce Co. Ltd.	31,000	$36,606
#	Meiloon Industrial Co.	44,520	34,882
	Mercuries & Associates Holding Ltd.	302,341	147,981
	Mercuries Data Systems Ltd.	15,763	12,077
*	Mercuries Life Insurance Co. Ltd.	1,683,377	332,665
	Merida Industry Co. Ltd.	89,735	426,372
	Merry Electronics Co. Ltd.	113,866	363,579
#	METAAGE Corp.	32,000	54,650
*	Metatech AP, Inc.	9,000	13,685
#*	Microbio Co. Ltd.	194,248	186,433
	Micro-Star International Co. Ltd.	183,233	1,002,897
	Mildef Crete, Inc.	29,000	72,869
	MIN AIK Technology Co. Ltd.	61,200	42,525
	Mitac Holdings Corp.	340,125	743,027
	Mitake Information Corp.	6,000	12,001
*	Mobiletron Electronics Co. Ltd.	26,440	31,708
#	momo.com, Inc.	24,276	260,805
*	MOSA Industrial Corp.	108,154	71,083
*	Mosel Vitelic, Inc.	31,000	28,536
	Motech Industries, Inc.	137,000	85,501
	MPI Corp.	44,000	1,144,898
#	MSSCORPS Co. Ltd.	23,763	119,941
	Nak Sealing Technologies Corp.	31,000	107,554
	Namchow Holdings Co. Ltd.	88,000	133,617
	Nan Juen International Co. Ltd.	4,000	17,706
*	Nan Kang Rubber Tire Co. Ltd.	67,000	91,944
	Nan Liu Enterprise Co. Ltd.	18,000	35,897
	Nan Pao Resins Chemical Co. Ltd.	27,000	264,568
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	94,000	39,793

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Plastics Corp.	697,674	$682,088
	Nan Ya Printed Circuit Board Corp.	72,072	295,410
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	26,621
	Nantex Industry Co. Ltd.	122,964	124,726
#*	Nanya Technology Corp.	291,000	261,643
	National Aerospace Fasteners Corp.	10,000	29,341
	National Petroleum Co. Ltd.	45,000	87,112
	Netronix, Inc.	34,000	128,725
*	New Asia Construction & Development Corp.	81,000	42,195
	New Best Wire Industrial Co. Ltd.	36,600	33,212
*	Newmax Technology Co. Ltd.	33,000	25,022
	Nexcom International Co. Ltd.	44,000	72,598
	Nichidenbo Corp.	83,193	168,593
	Nidec Chaun-Choung Technology Corp.	7,000	37,796
	Nien Hsing Textile Co. Ltd.	58,110	34,259
	Nien Made Enterprise Co. Ltd.	72,000	945,166
	Niko Semiconductor Co. Ltd.	39,672	55,013
	Nishoku Technology, Inc.	21,400	94,539
	North-Star International Co. Ltd.	18,428	32,606
	Nova Technology Corp.	19,000	148,286
#	Novatek Microelectronics Corp.	153,000	2,404,406
#	Nuvoton Technology Corp.	87,000	240,105
	O-Bank Co. Ltd.	584,362	176,362
	Ocean Plastics Co. Ltd.	95,000	102,965
	OFCO Industrial Corp.	45,097	27,504
	OK Biotech Co. Ltd.	54,214	33,110
#*	Oneness Biotech Co. Ltd.	62,633	149,981
		Shares	Value»
TAIWAN — (Continued)
	Optimax Technology Corp.	50,000	$49,970
	Orient Semiconductor Electronics Ltd.	251,310	252,355
#	Oriental Union Chemical Corp.	250,821	112,804
	O-TA Precision Industry Co. Ltd.	35,935	76,982
	Pacific Construction Co.	143,000	48,886
	Pacific Hospital Supply Co. Ltd.	23,094	66,493
	PADAUK Technology Co. Ltd.	8,000	19,288
*	Paiho Shih Holdings Corp.	82,910	64,681
	Pan Asia Chemical Corp.	118,151	49,052
	Pan German Universal Motors Ltd.	12,000	108,321
	Pan Jit International, Inc.	177,300	256,835
#	Pan-International Industrial Corp.	215,514	263,813
	Panion & BF Biotech, Inc.	31,969	79,781
	Parade Technologies Ltd.	24,400	516,600
*	Paragon Technologies Co. Ltd.	23,000	15,395
*	PChome Online, Inc.	56,208	72,385
#	PCL Technologies, Inc.	29,961	132,858
	P-Duke Technology Co. Ltd.	27,442	77,273
	Pegatron Corp.	513,037	1,492,719
#	Pegavision Corp.	28,198	315,636
	PharmaEngine, Inc.	40,000	117,134
*	PharmaEssentia Corp.	22,263	463,279
*	Phihong Technology Co. Ltd.	156,000	167,425
#	Phison Electronics Corp.	41,000	583,402
	Phoenix Silicon International Corp.	69,486	254,652
	Phoenix Tours International, Inc.	28,000	58,370
*	Phytohealth Corp.	81,000	40,217
	Pixart Imaging, Inc.	67,030	488,426
	Planet Technology Corp.	21,000	96,105
	Plastron Precision Co. Ltd.	59,628	26,670

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Polytronics Technology Corp.	42,269	$72,147
#	Posiflex Technology, Inc.	22,346	225,728
	Pou Chen Corp.	574,144	636,742
	Power Wind Health Industry, Inc.	20,632	71,253
#*	Powerchip Semiconductor Manufacturing Corp.	787,000	474,431
	Powertech Technology, Inc.	285,400	990,611
	Powertip Technology Corp.	53,000	20,589
	Poya International Co. Ltd.	24,108	356,294
	President Chain Store Corp.	189,000	1,491,401
	President Securities Corp.	432,872	342,643
	Primax Electronics Ltd.	251,000	621,614
	Prince Housing & Development Corp.	455,087	140,226
	Princeton Technology Corp.	57,000	26,794
	Pro Hawk Corp.	8,000	39,360
	Progate Group Corp.	4,176	19,952
	Prolific Technology, Inc.	27,000	21,177
#	Promate Electronic Co. Ltd.	96,000	225,774
#	Prosperity Dielectrics Co. Ltd.	52,032	64,507
	Qisda Corp.	426,439	449,924
	QST International Corp.	35,600	65,783
	Qualipoly Chemical Corp.	42,198	62,969
	Quang Viet Enterprise Co. Ltd.	27,000	80,988
	Quanta Computer, Inc.	289,715	2,296,899
	Quanta Storage, Inc.	103,000	313,990
*	Quintain Steel Co. Ltd.	143,134	47,551
	Radiant Opto-Electronics Corp.	123,144	748,866
	Radium Life Tech Co. Ltd.	309,106	98,465
	Rafael Microelectronics, Inc.	8,024	37,490
		Shares	Value»
TAIWAN — (Continued)
#	Raydium Semiconductor Corp.	32,000	$375,172
*	RDC Semiconductor Co. Ltd.	11,000	65,204
	Realtek Semiconductor Corp.	78,268	1,289,139
	Rechi Precision Co. Ltd.	173,173	141,776
#	Rexon Industrial Corp. Ltd.	53,000	50,417
#	Rich Development Co. Ltd.	293,811	86,719
*	Right WAY Industrial Co. Ltd.	78,000	29,053
*	RiTdisplay Corp.	19,000	23,523
*	Ritek Corp.	325,288	131,953
	Rodex Fasteners Corp.	25,000	28,013
*	Roo Hsing Co. Ltd.	183,000	17,378
	Ruentex Development Co. Ltd.	356,751	454,998
	Ruentex Engineering & Construction Co.	35,154	163,059
	Ruentex Industries Ltd.	157,963	330,840
	Run Long Construction Co. Ltd.	276,541	299,904
	Sakura Development Co. Ltd.	135,809	219,655
#	Sampo Corp.	151,200	129,099
	San Fang Chemical Industry Co. Ltd.	92,992	107,122
#	San Far Property Ltd.	120,248	76,069
	San Fu Chemical Co. Ltd.	19,000	70,752
	San Shing Fastech Corp.	50,479	84,292
	Sanitar Co. Ltd.	24,000	31,020
	Sanyang Motor Co. Ltd.	238,684	509,450
	Savior Lifetec Corp.	119,447	72,954
	SCI Pharmtech, Inc.	25,705	67,194
	Scientech Corp.	15,000	166,990
	ScinoPharm Taiwan Ltd.	105,000	71,375
	SciVision Biotech, Inc.	16,000	59,020
	SDI Corp.	75,000	208,825
	Sea & Land Integrated Corp.	37,700	28,170

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sea Sonic Electronics Co. Ltd.	21,000	$44,111
	Securitag Assembly Group Co. Ltd.	4,000	12,288
	Senao International Co. Ltd.	34,000	33,808
	Senao Networks, Inc.	15,119	82,956
#	Sensortek Technology Corp.	15,000	105,974
	Sercomm Corp.	142,000	537,605
	Sesoda Corp.	118,315	134,351
#	Shanghai Commercial & Savings Bank Ltd.	835,799	1,073,548
	Shan-Loong Transportation Co. Ltd.	48,000	25,548
	Sharehope Medicine Co. Ltd.	40,344	34,628
	Sheh Fung Screws Co. Ltd.	18,000	27,954
	Sheng Yu Steel Co. Ltd.	53,000	38,977
	ShenMao Technology, Inc.	44,435	88,549
	Shieh Yih Machinery Industry Co. Ltd.	60,000	58,916
	Shih Her Technologies, Inc.	29,000	121,604
#*	Shih Wei Navigation Co. Ltd.	183,752	88,873
*	Shihlin Development Co. Ltd.	24,000	8,616
	Shihlin Electric & Engineering Corp.	63,000	354,584
	Shin Hsiung Natural Gas Co. Ltd.	20,714	29,001
*	Shin Kong Financial Holding Co. Ltd.	3,318,183	1,235,640
#	Shin Ruenn Development Co. Ltd.	64,785	114,904
	Shin Shin Natural Gas Co.	18,000	21,593
#	Shin Zu Shing Co. Ltd.	82,174	523,766
	Shinfox Energy Co. Ltd.	34,000	117,169
*	Shining Building Business Co. Ltd.	198,397	62,831
	Shinkong Insurance Co. Ltd.	122,000	385,530
	Shinkong Synthetic Fibers Corp.	597,191	273,708
		Shares	Value»
TAIWAN — (Continued)
	Shinkong Textile Co. Ltd.	73,800	$96,440
	Shiny Brands Group Co. Ltd.	3,000	13,458
	Shiny Chemical Industrial Co. Ltd.	62,602	293,795
*	Shun On Electronic Co. Ltd.	14,000	11,597
#	Shuttle, Inc.	167,000	97,149
	Sigurd Microelectronics Corp.	269,538	571,124
	Silergy Corp.	58,000	673,961
#	Silicon Integrated Systems Corp.	180,895	335,489
	Simplo Technology Co. Ltd.	48,400	587,562
	Sinbon Electronics Co. Ltd.	62,917	500,449
	Sincere Navigation Corp.	163,240	121,534
	Single Well Industrial Corp.	17,000	15,236
	Sinher Technology, Inc.	29,000	28,387
	Sinmag Equipment Corp.	20,979	98,235
	Sino-American Silicon Products, Inc.	185,000	655,795
	Sinon Corp.	189,000	255,753
	SinoPac Financial Holdings Co. Ltd.	2,762,639	1,901,578
	Sinopower Semiconductor, Inc.	9,900	28,716
	Sinyi Realty, Inc.	124,549	106,217
	Sirtec International Co. Ltd.	40,600	37,226
	Sitronix Technology Corp.	59,434	375,849
	Siward Crystal Technology Co. Ltd.	79,000	58,270
	Soft-World International Corp.	25,000	93,715
	Solar Applied Materials Technology Corp.	251,339	457,681
	Solteam, Inc.	40,850	65,931
*	Solytech Enterprise Corp.	63,000	23,932
	Song Shang Electronics Co. Ltd.	30,000	22,863
	Sonix Technology Co. Ltd.	66,000	81,502

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Southeast Cement Co. Ltd.	65,000	$39,396
	Speed Tech Corp.	54,000	84,861
#	Sporton International, Inc.	48,740	299,870
#	Sports Gear Co. Ltd.	27,000	111,168
	St. Shine Optical Co. Ltd.	29,000	167,101
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	80,520
	Standard Foods Corp.	185,642	197,920
	Stark Technology, Inc.	50,200	220,603
#	S-Tech Corp.	92,468	75,331
	STL Technology Co. Ltd.	13,000	28,477
	Sumeeko Industries Co. Ltd.	10,000	26,680
	Sun Max Tech Ltd.	12,000	18,137
#*	Sun Yad Construction Co. Ltd.	86,937	35,888
	Sunfun Info Co. Ltd.	39,370	40,802
	Sunjuice Holdings Co. Ltd.	7,000	27,622
*	Sunko INK Co. Ltd.	68,200	31,526
	SunMax Biotechnology Co. Ltd.	12,000	100,445
	Sunny Friend Environmental Technology Co. Ltd.	35,982	90,524
	Sunonwealth Electric Machine Industry Co. Ltd.	114,000	334,429
	Sunplus Innovation Technology, Inc.	8,000	34,851
#*	Sunplus Technology Co. Ltd.	218,000	185,721
	Sunrex Technology Corp.	72,631	136,473
#	Sunspring Metal Corp.	50,625	47,847
	Superior Plating Technology Co. Ltd.	7,000	12,925
	Supreme Electronics Co. Ltd.	267,027	487,595
	Swancor Holding Co. Ltd.	33,000	86,120
	Sweeten Real Estate Development Co. Ltd.	86,114	79,709
#	Symtek Automation Asia Co. Ltd.	33,488	225,656
		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	58,000	$167,914
#*	SYNergy ScienTech Corp.	20,000	35,964
	Syngen Biotech Co. Ltd.	5,000	18,709
	Synnex Technology International Corp.	241,967	520,065
	Syscom Computer Engineering Co.	16,000	27,505
#	Sysgration	19,000	22,335
	Systex Corp.	83,000	324,345
#	T3EX Global Holdings Corp.	61,000	141,462
	TA Chen Stainless Pipe	627,298	648,895
	Ta Ya Electric Wire & Cable	336,710	419,336
	Tah Hsin Industrial Corp.	24,024	49,985
#	TA-I Technology Co. Ltd.	55,936	76,122
#*	Tai Tung Communication Co. Ltd.	60,715	41,033
	Taichung Commercial Bank Co. Ltd.	1,080,167	620,478
	TaiDoc Technology Corp.	29,458	128,193
#	Taiflex Scientific Co. Ltd.	106,208	145,582
	Tailyn Technologies, Inc.	22,000	22,061
#	Taimide Tech, Inc.	46,117	93,671
	Tainan Enterprises Co. Ltd.	43,000	45,096
#	Tainan Spinning Co. Ltd.	602,568	251,471
*	Tainergy Tech Co. Ltd.	57,000	21,684
	Tai-Saw Technology Co. Ltd.	42,000	29,551
#	Taishin Financial Holding Co. Ltd.	2,419,274	1,284,171
	TaiSol Electronics Co. Ltd.	37,000	66,644
*	Taisun Enterprise Co. Ltd.	96,000	56,903
	Taita Chemical Co. Ltd.	54,050	21,917
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	84,744
	Taiwan Business Bank	2,171,607	992,017

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	$46,808
	Taiwan Cooperative Financial Holding Co. Ltd.	1,669,704	1,237,972
	Taiwan Environment Scientific Co. Ltd.	40,280	31,937
#	Taiwan Fertilizer Co. Ltd.	261,000	413,764
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	93,298
	Taiwan Fructose Co. Ltd.	34,980	17,517
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	112,112
#*	Taiwan Glass Industry Corp.	497,442	252,587
	Taiwan High Speed Rail Corp.	393,000	326,475
	Taiwan Hon Chuan Enterprise Co. Ltd.	174,245	853,846
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	113,977
#*	Taiwan IC Packaging Corp.	38,000	16,659
††	Taiwan Land Development Corp.	335,217	5,147
	Taiwan Line Tek Electronic	40,810	31,986
#	Taiwan Mask Corp.	107,000	156,954
	Taiwan Mobile Co. Ltd.	554,800	1,862,598
	Taiwan Navigation Co. Ltd.	107,000	94,489
	Taiwan Paiho Ltd.	153,068	311,398
	Taiwan PCB Techvest Co. Ltd.	158,733	162,740
	Taiwan Sakura Corp.	85,600	216,693
	Taiwan Sanyo Electric Co. Ltd.	60,800	71,492
	Taiwan Secom Co. Ltd.	130,795	490,186
	Taiwan Semiconductor Co. Ltd.	117,000	186,833
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,171,214	72,460,110
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	35,859	$7,506,006
	Taiwan Shin Kong Security Co. Ltd.	129,251	161,571
	Taiwan Steel Union Co. Ltd.	9,000	28,996
*	Taiwan Styrene Monomer	218,164	67,060
	Taiwan Surface Mounting Technology Corp.	154,845	488,062
	Taiwan Taxi Co. Ltd.	16,800	65,510
*	Taiwan TEA Corp.	257,648	150,539
	Taiwan Union Technology Corp.	135,000	668,303
	Taiwan-Asia Semiconductor Corp.	150,043	123,998
	Taiyen Biotech Co. Ltd.	51,712	50,091
*	Tang Eng Iron Works Co. Ltd.	36,000	34,360
#*	Tatung Co. Ltd.	304,688	403,131
	Tatung System Technologies, Inc.	9,000	22,978
*	TBI Motion Technology Co. Ltd.	27,000	41,089
	TCI Co. Ltd.	43,153	151,529
	Te Chang Construction Co. Ltd.	37,247	70,235
	Teco Electric & Machinery Co. Ltd.	283,000	458,741
	Tehmag Foods Corp.	13,470	130,643
	Tera Autotech Corp.	34,701	26,851
	Test Research, Inc.	81,571	307,909
	Test Rite International Co. Ltd.	77,568	47,684
	Thermaltake Technology Co. Ltd.	27,096	27,756
	Thinking Electronic Industrial Co. Ltd.	37,000	182,877
#	Thye Ming Industrial Co. Ltd.	54,700	109,694
	Tofu Restaurant Co. Ltd.	8,360	60,284
	Ton Yi Industrial Corp.	426,300	195,031
	Tong Hsing Electronic Industries Ltd.	104,630	396,821

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Ming Enterprise Co. Ltd.	16,000	$16,021
	Tong Yang Industry Co. Ltd.	155,640	508,807
#	Tong-Tai Machine & Tool Co. Ltd.	101,711	87,601
	Top Union Electronics Corp.	54,615	52,118
	Topco Scientific Co. Ltd.	88,307	774,015
	Topco Technologies Corp.	24,122	50,222
	Topkey Corp.	36,000	222,975
	Topoint Technology Co. Ltd.	73,386	73,224
*	TPK Holding Co. Ltd.	147,000	167,207
	Trade-Van Information Services Co.	29,000	81,134
	Transart Graphics Co. Ltd.	15,000	22,923
#	Transcend Information, Inc.	102,890	269,299
	Transcom, Inc.	29,480	110,221
	Tripod Technology Corp.	121,170	710,662
#	Trusval Technology Co. Ltd.	17,327	90,408
	Tsang Yow Industrial Co. Ltd.	30,000	24,484
	Tsann Kuen Enterprise Co. Ltd.	35,081	32,217
#	TSC Auto ID Technology Co. Ltd.	16,573	104,723
#	TSEC Corp.	220,000	113,510
	TSRC Corp.	298,452	185,195
	TST Group Holding Ltd.	4,800	14,290
	Ttet Union Corp.	16,000	70,888
	TTFB Co. Ltd.	12,717	78,450
	TTY Biopharm Co. Ltd.	108,000	247,883
*	Tul Corp.	14,000	30,038
	Tung Ho Steel Enterprise Corp.	294,448	608,719
#	Tung Thih Electronic Co. Ltd.	37,400	96,006
	TURVO International Co. Ltd.	14,843	100,032
	TXC Corp.	161,204	478,524
#	TYC Brother Industrial Co. Ltd.	83,091	160,694
	Tycoons Group Enterprise	161,476	43,399
	Tyntek Corp.	117,922	75,112
		Shares	Value»
TAIWAN — (Continued)
	TZE Shin International Co. Ltd.	55,000	$36,382
*	U-BEST Innovative Technology Co. Ltd.	68,000	32,099
	Ubright Optronics Corp.	15,000	34,435
	UDE Corp.	37,000	99,783
	Ultra Chip, Inc.	24,000	51,795
	U-MEDIA Communications, Inc.	16,000	24,023
	U-Ming Marine Transport Corp.	254,000	443,207
	Unic Technology Corp.	34,000	28,908
	Unimicron Technology Corp.	338,312	1,410,702
#	Union Bank of Taiwan	450,474	211,361
*	Union Insurance Co. Ltd.	42,000	40,916
	Uni-President Enterprises Corp.	1,278,577	3,035,777
	Unitech Computer Co. Ltd.	45,000	49,321
#*	Unitech Printed Circuit Board Corp.	333,265	306,339
*	United Alloy-Tech Co.	25,000	30,202
	United Integrated Services Co. Ltd.	74,400	1,146,613
#	United Microelectronics Corp. (2303 TT)	2,007,081	2,392,854
	United Orthopedic Corp.	36,141	102,648
	United Radiant Technology	48,000	28,696
	United Recommend International Co. Ltd.	21,817	38,241
#*	United Renewable Energy Co. Ltd.	620,347	188,458
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	41,470
	Universal Cement Corp.	133,620	115,094
	Universal Microelectronics Co. Ltd.	24,000	17,013

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Universal Microwave Technology, Inc.	8,000	$109,284
	Universal Textile Co. Ltd.	16,000	8,134
#	Universal Vision Biotechnology Co. Ltd.	28,928	180,170
	UPC Technology Corp.	385,532	103,673
	Userjoy Technology Co. Ltd.	23,575	53,858
#	USI Corp.	377,332	133,604
*	Usun Technology Co. Ltd.	17,000	25,837
	U-Tech Media Corp.	37,000	18,168
	Utechzone Co. Ltd.	23,000	77,326
	UVAT Technology Co. Ltd.	14,000	33,503
	Value Valves Co. Ltd.	22,000	61,698
	Vanguard International Semiconductor Corp.	363,475	1,041,807
	Ve Wong Corp.	43,000	48,465
	Ventec International Group Co. Ltd.	37,000	90,122
	VIA Labs, Inc.	5,000	17,984
	Via Technologies, Inc.	13,000	36,912
	Viking Tech Corp.	35,000	41,246
	Visco Vision, Inc.	21,000	104,207
	VisEra Technologies Co. Ltd.	23,000	224,541
#	Visual Photonics Epitaxy Co. Ltd.	60,757	297,834
	Vivotek, Inc.	20,000	78,822
	Voltronic Power Technology Corp.	18,017	1,016,918
	Wafer Works Corp.	289,249	216,341
#	Waffer Technology Corp.	79,070	143,115
	Wah Hong Industrial Corp.	33,694	42,143
	Wah Lee Industrial Corp.	95,480	333,823
#	Walsin Lihwa Corp.	776,764	577,942
#	Walsin Technology Corp.	174,345	487,460
	Walton Advanced Engineering, Inc.	140,000	57,159
#	Wan Hai Lines Ltd.	186,355	427,242
	WAN HWA Enterprise Co.	40,000	15,211
	WEI Chih Steel Industrial Co. Ltd.	84,000	55,282
		Shares	Value»
TAIWAN — (Continued)
	Wei Chuan Foods Corp.	176,000	$95,667
#	Weikeng Industrial Co. Ltd.	206,725	212,498
	Well Shin Technology Co. Ltd.	46,160	84,238
	Welldone Co.	30,000	43,692
	WELLELL, Inc.	29,000	21,544
	Wholetech System Hitech Ltd.	24,000	76,696
*	Win Semiconductors Corp.	150,141	470,202
*	Winbond Electronics Corp.	1,062,486	461,174
	Winmate, Inc.	19,000	96,118
#	Winstek Semiconductor Co. Ltd.	34,000	112,414
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	290,055
#	Wisdom Marine Lines Co. Ltd.	272,501	516,276
#	Wiselink Co. Ltd.	38,600	111,176
	Wistron Corp.	457,017	1,499,861
	Wistron NeWeb Corp.	137,260	589,494
	WITS Corp.	22,385	70,919
	Wiwynn Corp.	18,000	1,186,604
	Wonderful Hi-Tech Co. Ltd.	69,683	72,695
	Wowprime Corp.	54,387	370,677
	WPG Holdings Ltd.	374,779	800,450
	WT Microelectronics Co. Ltd.	122,284	412,232
	WUS Printed Circuit Co. Ltd.	80,712	112,852
*	XAC Automation Corp.	24,000	16,171
#	XinTec, Inc.	49,000	307,306
	X-Legend Entertainment Co. Ltd.	9,000	27,211
#	Xxentria Technology Materials Corp.	87,182	149,750
	Ya Horng Electronic Co. Ltd.	20,000	34,474
	Yageo Corp.	67,364	1,093,304
#	Yang Ming Marine Transport Corp.	499,000	1,023,904
	Yankey Engineering Co. Ltd.	20,117	288,580
#	YC INOX Co. Ltd.	187,624	115,347
	YCC Parts Manufacturing Co. Ltd.	23,000	39,008

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yea Shin International Development Co. Ltd.	107,122	$99,959
*	Yeh-Chiang Technology Corp.	14,000	12,744
#	Yem Chio Co. Ltd.	213,061	110,748
	Yen Sun Technology Corp.	26,000	36,089
*	Yeong Guan Energy Technology Group Co. Ltd.	48,659	54,228
	YFC-Boneagle Electric Co. Ltd.	54,704	40,859
	YFY, Inc.	540,891	491,193
	Yi Jinn Industrial Co. Ltd.	85,155	51,411
#	Yieh Phui Enterprise Co. Ltd.	438,325	205,753
	Yonyu Plastics Co. Ltd.	39,000	29,489
	Young Fast Optoelectronics Co. Ltd.	41,298	69,192
*	Young Optics, Inc.	22,000	38,982
#	Youngtek Electronics Corp.	77,257	142,757
#	Yuan High-Tech Development Co. Ltd.	8,400	46,333
	Yuanta Financial Holding Co. Ltd.	1,770,230	1,861,763
#	Yuanta Futures Co. Ltd.	50,968	131,353
	Yuen Chang Stainless Steel Co. Ltd.	57,837	29,236
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	45,939
	Yulon Finance Corp.	126,213	436,359
	Yulon Motor Co. Ltd.	298,141	451,055
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	53,579
	Yungshin Construction & Development Co. Ltd.	59,000	225,057
	YungShin Global Holding Corp.	98,000	156,273
	Yusin Holding Corp.	11,000	41,929
	Zeng Hsing Industrial Co. Ltd.	36,906	120,010
	Zenitron Corp.	94,000	84,445
		Shares	Value»
TAIWAN — (Continued)
#	Zero One Technology Co. Ltd.	61,422	$238,252
	Zhen Ding Technology Holding Ltd.	252,000	902,636
*	Zig Sheng Industrial Co. Ltd.	187,231	53,051
*	Zinwell Corp.	147,010	65,980
	Zippy Technology Corp.	51,000	95,800
	Zyxel Group Corp.	143,826	167,392
TOTAL TAIWAN			348,980,678
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	122,332	51,948
*	Absolute Clean Energy PCL	859,800	32,937
	Advanced Information Technology PCL	454,000	58,241
	AEON Thana Sinsap Thailand PCL	37,700	129,865
	After You PCL	87,400	24,267
	Airports of Thailand PCL	362,100	594,091
*	AJ Plast PCL	79,465	6,135
	Allianz Ayudhya Capital PCL	16,500	15,189
	AMA Marine PCL	65,800	8,168
	Amata Corp. PCL	290,700	215,813
	AP Thailand PCL	771,202	182,066
	Asia Plus Group Holdings PCL	764,400	52,662
*	Asia Precision PCL	176,500	9,329
	Asia Sermkij Leasing PCL, NVDR	111,500	28,806
	Asian Alliance International PCL	136,100	21,622
	Asian Insulators PCL	149,155	15,325
	Asian Sea Corp. PCL	76,100	17,627
#	Asset World Corp. PCL	997,500	93,604
	Assetwise PCL	152,000	35,207
	B Grimm Power PCL	159,000	71,768
	Bangchak Corp. PCL	414,200	424,347
	Bangchak Sriracha PCL	303,700	48,249
	Bangkok Airways PCL	94,900	52,699
	Bangkok Aviation Fuel Services PCL	28,500	8,294
	Bangkok Bank PCL (BBLF TB)	170,100	777,889
#	Bangkok Commercial Asset Management PCL	706,500	120,635

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Expressway & Metro PCL	1,052,335	$210,936
	Bangkok Land PCL	5,830,300	90,030
	Bangkok Life Assurance PCL, NVDR	88,940	47,540
*	Bangkok Ranch PCL	394,200	20,486
#	BEC World PCL	427,599	51,807
#	Berli Jucker PCL	288,500	191,048
	Betagro PCL	112,300	58,026
*	Better World Green PCL	1,839,200	15,839
*	Beyond Securities PCL	137,100	2,972
	BKI Holdings PCL	28,780	246,136
	Bluebik Group PCL	46,400	49,604
#*	BTS Group Holdings PCL	991,900	181,149
#	Cal-Comp Electronics Thailand PCL, Class F	1,750,578	397,681
	Central Pattana PCL	223,500	351,759
	Central Plaza Hotel PCL	102,600	86,071
	Central Retail Corp. PCL	422,466	417,135
	CH Karnchang PCL	343,972	168,539
	Charoen Pokphand Foods PCL	796,193	520,156
	Chayo Group PCL	265,586	18,770
	CK Power PCL	501,000	43,145
	Com7 PCL	252,600	165,024
	CP ALL PCL	327,200	505,253
	CP Axtra PCL	67,807	53,863
	Delta Electronics Thailand PCL	369,800	1,383,661
*	Demco PCL	239,100	20,307
	Dhipaya Group Holdings PCL	196,300	117,751
	Diamond Building Products PCL	152,800	33,804
	Don Muang Tollway PCL	150,500	47,373
	Dynasty Ceramic PCL	1,511,600	70,474
	Eastern Polymer Group PCL	402,600	40,409
	Eastern Water Resources Development & Management PCL	345,900	21,776
	Ekachai Medical Care PCL	151,987	29,337
#	Energy Absolute PCL	1,420,800	130,794
	Erawan Group PCL	794,500	79,273
	Exotic Food PCL	52,700	27,856
		Shares	Value»
THAILAND — (Continued)
	Forth Corp. PCL	95,400	$25,355
	Forth Smart Service PCL	59,200	11,603
	Fortune Parts Industry PCL	205,200	11,212
	GFPT PCL	193,100	52,755
*	Global Green Chemicals PCL	54,700	6,660
	Global Power Synergy PCL	49,200	44,926
*	Green Tech Ventures PCL	2,983,500	10,632
*††	Group Lease PCL, NVDR	135,800	492
	Gulf Energy Development PCL	210,300	360,648
	Gunkul Engineering PCL	1,707,800	100,414
	Haad Thip PCL	109,500	52,027
	Hana Microelectronics PCL	266,901	187,049
	Heng Leasing & Capital PCL	196,000	6,402
	Home Product Center PCL	1,241,527	322,594
	Hwa Fong Rubber Thailand PCL	162,600	20,569
	ICC International PCL	34,913	33,176
	Ichitan Group PCL	232,700	87,759
	Index Livingmall PCL	102,800	45,485
#	Indorama Ventures PCL	259,800	177,443
	Intouch Holdings PCL	11,200	32,344
#	IRPC PCL	4,183,800	140,392
	IT City PCL	52,200	6,138
	I-TAIL Corp. PCL	111,100	56,086
*	Italian-Thai Development PCL	1,501,700	20,513
	Jasmine International PCL	1,046,163	60,580
#*	Jasmine Technology Solution PCL	61,800	99,100
#	Jaymart Group Holdings PCL	189,300	61,273
#	JMT Network Services PCL	280,837	122,593
	Jubilee Enterprise PCL	20,400	6,028
	Kang Yong Electric PCL	2,400	20,383
	Karmarts PCL	339,966	97,926
	Kaset Thai International Sugar Corp. PCL	141,500	10,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL (KBANKF TB)	60,700	$292,009
	KCE Electronics PCL	362,400	236,757
	KGI Securities Thailand PCL	761,400	94,511
	Kiatnakin Phatra Bank PCL	52,500	81,069
	Krung Thai Bank PCL	484,850	329,712
#	Krungthai Card PCL	160,600	242,033
	Lalin Property PCL	208,900	35,049
	Lam Soon Thailand PCL	132,400	19,187
	Land & Houses PCL (LHF TB)	1,472,300	201,116
	Land & Houses PCL (LHR TB), NVDR	64,820	8,854
	LH Financial Group PCL	1,530,300	34,991
	Loxley PCL	697,570	28,172
	LPN Development PCL	545,600	35,644
	Major Cineplex Group PCL	204,500	85,019
*	Malee Group PCL	41,300	10,731
	Master Style PcL	16,900	14,554
	MBK PCL	291,952	157,789
	MC Group PCL	194,800	57,269
	MCS Steel PCL	220,500	40,597
#	Mega Lifesciences PCL	134,200	125,532
	Minor International PCL	795,771	567,142
	MK Restaurants Group PCL	126,600	66,167
*	Mono Next PCL	320,200	12,456
#	Moshi Moshi Retail Corp. PLC	42,900	45,225
	Muang Thai Insurance PCL	5,800	18,257
	Muangthai Capital PCL	148,700	193,189
	Namyong Terminal PCL	218,500	19,985
	Netbay PCL	57,700	25,359
	Ngern Tid Lor PCL	291,925	143,904
	Noble Development PCL	419,800	27,675
	Northeast Rubber PCL	678,900	98,786
	Origin Property PCL	429,350	43,604
#	Osotspa PCL	237,600	114,302
	PCS Machine Group Holding PCL	188,600	19,938
#*	Plan B Media PCL	798,532	170,733
*	Platinum Group PCL	387,400	21,628
		Shares	Value»
THAILAND — (Continued)
	Polyplex Thailand PCL	141,900	$43,402
	Precious Shipping PCL	386,800	70,066
	Premier Marketing PCL	106,600	26,591
	Prima Marine PCL	514,700	111,576
	Property Perfect PCL	4,335,345	16,736
	PTG Energy PCL	581,700	128,691
	PTT Global Chemical PCL	340,556	217,430
#	PTT Oil & Retail Business PCL	399,700	137,684
#	Quality Houses PCL	3,535,813	179,547
	R&B Food Supply PCL	203,600	34,462
	Ratchthani Leasing PCL	1,581,597	61,056
#	Regional Container Lines PCL	175,200	124,864
#*	RS PCL	418,440	13,296
	S Hotels & Resorts PCL	455,800	27,071
	Sabina PCL	48,400	25,583
	Saha Pathana Inter-Holding PCL	18,700	32,208
	Sahamitr Pressure Container PCL	114,700	31,506
	Saha-Union PCL	37,800	34,797
	Saksiam Leasing PCL	214,900	26,803
*	Samart Corp. PCL	178,000	34,358
	Sansiri PCL	5,663,833	287,607
#	Sappe PCL	44,100	72,027
	SC Asset Corp. PCL	883,396	70,304
	SCB X PCL	120,400	446,919
††	SCG Ceramics PCL	291,200	1,643
	SCG Packaging PCL	249,599	122,298
	SCGJWD Logistics PCL	57,100	14,243
	SEAFCO PCL	326,018	21,299
	Siam Cement PCL	83,200	380,484
	Siam Global House PCL	215,996	64,141
	Siam Wellness Group PCL	228,750	37,700
	Siamgas & Petrochemicals PCL	299,100	65,726
*	Singer Thailand PCL	172,900	34,657
	Singha Estate PCL	557,400	11,752
	SiS Distribution Thailand PCL	20,900	16,137
#	SISB PCL	68,200	51,644
*	SKY ICT PCL	100,600	62,735
*	SNC Former PCL	138,100	23,581

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Somboon Advance Technology PCL	100,650	$31,981
	SPCG PCL	215,700	51,563
#	Sri Trang Agro-Industry PCL	376,400	175,486
	Sri Trang Gloves Thailand PCL	411,698	99,639
#	Srinanaporn Marketing PCL	203,300	73,653
	Srisawad Capital 1969 PCL	436,830	16,864
#	Srisawad Corp. PCL	200,518	220,317
	Srivichai Vejvivat PCL	174,700	40,984
	Star Petroleum Refining PCL	746,800	117,536
	Starflex PCL	89,100	7,461
*	STP & I PCL	582,880	51,235
#	Supalai PCL	422,825	210,942
*	Super Energy Corp. PCL	9,042,200	59,073
	Susco PCL	266,700	21,859
	SVI PCL	150,800	30,451
	Syntec Construction PCL	574,800	25,433
	TAC Consumer PCL	154,800	19,215
#	Taokaenoi Food & Marketing PCL	251,900	61,713
*	Tata Steel Thailand PCL	1,512,800	26,505
	Thai Life Insurance PCL	54,800	17,087
	Thai Oil PCL	379,714	293,172
	Thai President Foods PCL	4,100	24,168
	Thai Stanley Electric PCL (STANLY/F TB)	11,300	73,152
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	3,900	25,247
	Thai Union Group PCL	555,532	197,962
	Thai Vegetable Oil PCL	197,140	122,938
	Thai Wah PCL	229,800	16,924
#	Thaicom PCL	219,600	74,341
	Thaifoods Group PCL	675,500	63,388
	Thanachart Capital PCL	63,600	93,960
#	Thoresen Thai Agencies PCL	602,400	79,783
	Tipco Asphalt PCL (TASCO/F TB)	255,600	137,383
	TIPCO Foods PCL	117,300	35,530
		Shares	Value»
THAILAND — (Continued)
#	Tisco Financial Group PCL (TISCO/F TB)	65,500	$193,534
	TKS Technologies PCL	157,730	25,761
	TMBThanachart Bank PCL	3,788,750	222,768
	TMT Steel PCL	169,300	15,887
	TOA Paint Thailand PCL	221,900	79,732
	TQM Alpha PCL	88,866	50,140
	Triple i Logistics PCL	142,800	20,779
*	True Corp. PCL	1,121,203	389,549
	TTW PCL	334,200	88,822
	Union Auction PCL	87,100	19,528
	Unique Engineering & Construction PCL	252,650	17,406
	United Paper PCL	138,000	31,555
	Univanich Palm Oil PCL	336,700	96,986
	Vanachai Group PCL	262,120	23,196
#*	VGI PCL	1,174,900	106,064
	WHA Corp. PCL	1,135,200	160,462
	WHA Utilities & Power PCL	374,300	43,126
	Workpoint Entertainment PCL	100,560	16,573
#*	Xspring Capital PCL	2,834,500	79,964
TOTAL THAILAND			22,444,311
TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	823,860	47,309
	Agesa Hayat ve Emeklilik AS	16,407	64,254
	Akbank TAS	682,429	1,233,393
*	Akenerji Elektrik Uretim AS	96,369	38,040
	Aksa Akrilik Kimya Sanayii AS	513,375	165,273
*	Aksigorta AS	107,839	24,153
	Alarko Holding AS	30,112	72,271
*	Albaraka Turk Katilim Bankasi AS	669,162	133,570
*	Alkim Alkali Kimya AS	66,442	32,128
*	Anadolu Anonim Turk Sigorta Sirketi	76,589	235,836
	Anadolu Hayat Emeklilik AS	31,796	88,193
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	24,387

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Anel Elektrik Proje Taahhut ve Ticaret AS	55,852	$22,130
#*	Arcelik AS	17,190	60,755
	ARD Grup Bilisim Teknolojileri AS	82,766	83,510
*	Arsan Tekstil Ticaret ve Sanayi AS	30,567	17,086
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	12,685	41,617
	ATP YAZILIM VE TEKNOLOJI AS	3,620	11,054
	Aydem Yenilenebilir Enerji AS	50,447	31,190
	Aygaz AS	22,056	97,777
*	Baticim Bati Anadolu Cimento Sanayii AS	459,606	56,093
*	Bera Holding AS	283,731	134,989
	BIM Birlesik Magazalar AS	29,852	457,969
	Bogazici Beton Sanayi Ve Ticaret AS	38,420	24,951
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,793	19,660
	Borusan Yatirim ve Pazarlama AS	598	29,995
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	616	10,988
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,486	12,896
	Bursa Cimento Fabrikasi AS	292,293	68,860
	Celebi Hava Servisi AS	946	50,752
*	Cemas Dokum Sanayi AS	355,741	29,177
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	27,319
	Coca-Cola Icecek AS	122,614	194,717
	Deva Holding AS	14,705	29,267
	Dogan Sirketler Grubu Holding AS	308,404	116,709
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	27,795	6,446
		Shares	Value»
TURKEY — (Continued)
#	Dogus Otomotiv Servis ve Ticaret AS	23,955	$125,726
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	41,989
	EGE Endustri VE Ticaret AS	229	60,431
	EGE Gubre Sanayii AS	19,870	38,215
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	38,670	48,273
Ω	Enerjisa Enerji AS	49,402	84,263
	Enka Insaat ve Sanayi AS	141,785	192,274
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	24,200
#	Eregli Demir ve Celik Fabrikalari TAS	306,128	191,405
	Escar Turizm Tasimacilik Ticaret AS	43,738	55,324
*	Escort Teknoloji Yatirim AS	18,484	26,121
	Europap Tezol Kagit Sanayi VE Ticaret AS	48,731	23,752
*	Europen Endustri Insaat Sanayi VE Ticaret AS	303,472	36,134
#	Ford Otomotiv Sanayi AS	5,305	137,501
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,350	37,209
	Gentas Genel Metal Sanayi ve Ticaret AS	32,170	9,857
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	11,241	16,040
	Global Yatirim Holding AS	272,496	133,642
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	5,378	63,358
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	70,972
*	GSD Holding AS	438,423	44,234
*	Gubre Fabrikalari TAS	2,203	16,409

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Hitit Bilgisayar Hizmetleri AS	12,651	$14,737
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	45,570
*	Is Finansal Kiralama AS	190,849	69,515
*	Isiklar Enerji ve Yapi Holding AS	271,958	66,116
*	Izmir Demir Celik Sanayi AS	315,488	46,258
	Jantsa Jant Sanayi Ve Ticaret AS	42,208	28,735
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	42,015
*	Karsan Otomotiv Sanayii Ve Ticaret AS	116,473	39,040
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	21,423
*	Kerevitas Gida Sanayi ve Ticaret AS	113,669	40,861
	Kervan Gida Sanayi Ve Ticaret AS	286,749	17,140
	Kiler Holding AS	18,824	15,245
	Kocaer Celik Sanayi Ve Ticaret AS	186,316	62,424
#	Kontrolmatik Enerji Ve Muhendislik AS	18,216	18,155
*	Konya Kagit Sanayi VE Ticaret AS	6,523	7,312
*	Kordsa Teknik Tekstil AS	27,607	52,356
*	Koza Anadolu Metal Madencilik Isletmeleri AS	30,869	59,775
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	66,210
*	Margun Enerji Uretim Sanayi VE Ticaret AS	36,377	23,323
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	132,280	261,624
*	Menderes Tekstil Sanayi ve Ticaret AS	86,587	24,425
#*	MIA Teknoloji AS	108,660	112,501
	Naturelgaz Sanayi ve Ticaret AS	120,868	19,147
*	Orge Enerji Elektrik Taahhut AS	24,876	58,854
		Shares	Value»
TURKEY — (Continued)
	Osmanli Yatirim Menkul Degerler AS	51,034	$13,053
*	Oyak Yatirim Menkul Degerler AS	37,618	34,994
*	Pegasus Hava Tasimaciligi AS	72,805	475,321
*	Peker Gayrimenkul Yatirim Ortakligi AS	701,547	26,976
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,144	10,492
#*	Petkim Petrokimya Holding AS	235,010	114,584
*	Pinar SUT Mamulleri Sanayii AS	25,501	6,910
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	13,790	12,428
	Polisan Holding AS	30,016	9,177
*	Politeknik Metal Sanayi ve Ticaret AS	212	40,117
*	Qua Granite Hayal	293,057	28,084
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	173,125	88,083
#*	Sasa Polyester Sanayi AS	307,541	31,369
	Sekerbank Turk AS	1,344,207	151,248
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	87,289
	Sok Marketler Ticaret AS	104,300	113,117
	SUN Tekstil Sanayi Ve Ticaret AS	18,345	18,758
	Suwen Tekstil Sanayi Pazarlama AS	17,618	10,621
*	TAV Havalimanlari Holding AS	40,897	316,715
*	Tekfen Holding AS	71,630	127,203
#	Tofas Turk Otomobil Fabrikasi AS	32,287	200,174
*	Tukas Gida Sanayi ve Ticaret AS	269,890	47,079
*	Tumosan Motor ve Traktor Sanayi AS	13,757	42,915
#*	Turk Altin Isletmeleri AS	60,735	38,188
*	Turk Hava Yollari AO	126,473	1,116,541
*	Turk Prysmian Kablo ve Sistemleri AS	7,196	6,113

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Turk Telekomunikasyon AS	148,117	$208,639
#	Turk Traktor ve Ziraat Makineleri AS	7,818	149,480
	Turkcell Iletisim Hizmetleri AS	323,023	971,493
#	Turkiye Garanti Bankasi AS	135,943	482,460
#	Turkiye Petrol Rafinerileri AS	256,187	1,007,879
	Turkiye Sigorta AS	390,558	195,361
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	309,518
*	Turkiye Vakiflar Bankasi TAO, Class D	711,788	543,972
#*	Ulker Biskuvi Sanayi AS	61,053	205,046
*	Vakif Finansal Kiralama AS	813,902	44,895
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,266	15,737
	Vestel Beyaz Esya Sanayi ve Ticaret AS	188,295	79,621
*	Vestel Elektronik Sanayi ve Ticaret AS	64,859	110,732
	Yapi ve Kredi Bankasi AS	983,191	841,286
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	43,261	33,087
*	Yayla Agro Gida Sanayi VE Nakliyat AS	91,970	24,247
*	YEO Teknoloji Enerji VE Endustri AS	27,703	42,211
#*	Zorlu Enerji Elektrik Uretim AS	888,396	100,939
TOTAL TURKEY			15,018,956
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	593,143	1,933,042
	Abu Dhabi Islamic Bank PJSC	537,519	2,281,783
	Abu Dhabi National Hotels	1,962,596	314,153
	Abu Dhabi National Insurance Co. PSC	78,793	134,062
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	$615,875
*	Abu Dhabi Ports Co. PJSC	247,431	333,453
	ADNOC Drilling Co. PJSC	461,814	678,799
	Agility Global PLC	1,131,499	406,557
	Agthia Group PJSC	166,034	278,770
	Air Arabia PJSC	1,040,403	874,415
*	Ajman Bank PJSC	430,264	198,892
*	AL Seer Marine Supplies & Equipment Co. LLC	80,018	82,199
	Aldar Properties PJSC	321,386	668,655
	Alpha Dhabi Holding PJSC	39,711	123,210
*	Amlak Finance PJSC	492,109	115,033
*	Apex Investment Co. PSC	163,340	207,514
*††	Arabtec Holding PJSC	166,414	0
*	Aramex PJSC	334,290	257,425
	Burjeel Holdings PLC	332,546	180,830
	Deyaar Development PJSC	461,896	116,888
	Dubai Financial Market PJSC	611,766	244,606
	Dubai Investments PJSC	1,224,801	722,926
	Dubai Islamic Bank PJSC	738,143	1,544,412
	Emaar Development PJSC	278,461	994,539
	Emaar Properties PJSC	1,292,037	4,742,177
	Emirates Driving Co.	103,274	78,042
	Emirates Integrated Telecommunications Co. PJSC	331,868	711,383
	Emirates NBD Bank PJSC	366,178	2,078,472
*	Emirates Reem Investments PJSC	12,985	10,397
	Emirates Telecommunications Group Co. PJSC	439,192	2,043,787
*	EMSTEEL Building Materials PJSC	669,236	225,730
*	Eshraq Investments PJSC	636,289	61,123
	Fertiglobe PLC	322,183	217,469

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	First Abu Dhabi Bank PJSC	632,751	$2,503,016
*	Ghitha Holding PJSC	8,805	59,128
*	Gulf Navigation Holding PJSC	69,076	99,209
*	Gulf Pharmaceutical Industries PSC	129,775	54,364
*	Manazel PJSC	681,581	62,608
*	Multiply Group PJSC	975,831	560,190
	National Bank of Ras Al-Khaimah PSC	25,254	45,171
	National Central Cooling Co. PJSC	188,795	150,175
	Palms Sports PrJSC	12,421	29,771
*	Presight AI Holding PLC	78,427	49,066
	RAK Properties PJSC	546,338	179,574
	Ras Al Khaimah Ceramics	298,761	209,876
	Salik Co. PJSC	253,803	334,581
*	Space42 PLC	370,864	205,856
	Taaleem Holdings PJSC	73,102	84,233
	TECOM Group PJSC	135,101	114,467
*	Union Properties PJSC	554,961	64,748
TOTAL UNITED ARAB EMIRATES			28,282,651
TOTAL COMMON STOCKS			1,612,098,526
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
*	Alpargatas SA	65,000	68,959
	Banco ABC Brasil SA, 8.156%	51,841	178,923
Ω	Banco BMG SA, 9.788%	74,500	48,187
	Banco Bradesco SA, 9.216%	497,739	1,029,708
	Banco do Estado do Rio Grande do Sul SA, 9.604%	113,073	200,449
	Banco Mercantil do Brasil SA, 5.771%	6,300	41,126
	Banco Pan SA, 3.500%	133,918	158,115
	Banco Pine SA, 10.738%	39,152	29,813
	Centrais Eletricas Brasileiras SA, 9.184%	30,300	205,835
	Shares	Value»

BRAZIL — (Continued)
Centrais Eletricas de Santa Catarina SA, 7.823%	5,750	$78,693
Cia de Ferro Ligas da Bahia FERBASA, 6.755%	49,505	65,989
Cia De Sanena Do Parana, 6.145%	361,836	318,245
Cia Energetica de Minas Gerais, 12.126%	369,747	693,428
Cia Energetica do Ceara, 3.969%	4,882	20,801
Cia Paranaense de Energia - Copel Class B, 4.376%	313,391	520,169
Energisa SA, 5.739%	177	211
Eucatex SA Industria e Comercio, 10.332%	35,500	81,460
Gerdau SA, 4.549%	168,110	495,351
Grazziotin SA, 10.264%	3,154	14,124
Isa Energia Brasil SA, 3.307%	54,103	220,335
Itau Unibanco Holding SA, 7.138%	312,819	1,809,774
Klabin SA, 6.025%	2	2
Marcopolo SA, 6.623%	191,764	273,337
Raizen SA, 1.381%	502,096	163,240
Randon SA Implementos e Participacoes, 3.992%	121,826	189,909
Schulz SA, 7.640%	53,046	56,458
Unipar Carbocloro SA, 8.335%	18,004	151,079
Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	226,986	214,011
TOTAL BRAZIL		7,327,731
CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 8.154%	65,507	85,235
Embotelladora Andina SA, 8.954%	29,996	100,137
TOTAL CHILE		185,372

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 4.663%	609,847	$79,621
	Grupo de Inversiones Suramericana SA, 4.888%	14,525	98,929
TOTAL COLOMBIA			178,550
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	47,671
TOTAL PREFERRED STOCKS			7,739,324
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	76	39
*	Diagnosticos da America SA Warrants 04/30/2025	437	40
*	Empreendimentos Pague Menos SA Rights 02/20/2025	9,761	200
*	Equatorial Energia SA Rights 02/13/2025	650	528
*	Smartfit Escola de Ginastica e Danca SA Rights 02/04/2025	1,545	894
TOTAL BRAZIL			1,701
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	6,929	4,816
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	14,303	350
*	CCP Contact Probes Co. Ltd. Rights	6,876	1,019
		Shares	Value»

TAIWAN — (Continued)
*	Hwang Chang General Contractor Co. Ltd. Rights	4,683	$2,990
*	Leader Electronics, Inc. Rights	2,929	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	14,079	710
TOTAL TAIWAN			5,069
THAILAND — (0.0%)
*	Better World Green PCL Warrants	306,533	0
*	Better World Green PCL Warrants 08/13/2025	306,533	182
#*	Energy Absolute PCL Warrants 02/28/2028	236,800	0
*	Jasmine International PCL Warrants 10/10/2031	523,082	6,213
*	Northeast Rubber PCL Warrants 05/15/2026	113,150	1,781
*	Thoresen Thai Agencies PCL Rights	301,200	0
*	VGI PCL Warrants 09/03/2025	213,210	8,674
TOTAL THAILAND			16,850
TOTAL RIGHTS/WARRANTS			28,436
TOTAL INVESTMENT SECURITIES (Cost $1,212,897,744)			1,619,866,286

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	1,604,286	18,558,382
TOTAL INVESTMENTS — (100.0%)
(Cost $1,231,454,849)^^			$1,638,424,668

Emerging Markets Social Core Equity Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $71,849,872 or 4.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$39,302,121	$2,278	—	$39,304,399
Chile	1,617,801	6,932,922	—	8,550,723
China	29,506,939	391,624,342	$77,943	421,209,224
Colombia	1,618,806	87,671	—	1,706,477
Czech Republic	—	1,014,303	—	1,014,303
Egypt	10,355	535,887	—	546,242
Greece	—	7,792,039	—	7,792,039
Hong Kong	—	216,399	15,389	231,788
Hungary	—	3,764,899	—	3,764,899
India	14,441,298	291,330,395	—	305,771,693
Indonesia	688,027	21,943,455	19,202	22,650,684
Kuwait	—	9,788,206	—	9,788,206
Malaysia	—	25,264,470	33	25,264,503
Mexico	31,684,248	393,562	—	32,077,810
Peru	1,029,096	—	3	1,029,099
Philippines	25,821	9,537,474	5,055	9,568,350
Poland	—	17,167,931	—	17,167,931
Qatar	—	14,462,760	—	14,462,760
Saudi Arabia	—	56,616,122	—	56,616,122
South Africa	5,401,777	45,533,382	—	50,935,159
South Korea	1,342,202	166,518,888	58,429	167,919,519
Taiwan	8,095,999	340,879,532	5,147	348,980,678
Thailand	110,447	22,331,729	2,135	22,444,311
Turkey	—	15,018,956	—	15,018,956
United Arab Emirates	—	28,282,651	—	28,282,651
Preferred Stocks
Brazil	7,327,731	—	—	7,327,731
Chile	—	185,372	—	185,372
Colombia	178,550	—	—	178,550
Philippines	—	47,671	—	47,671
Rights/Warrants
Brazil	—	1,701	—	1,701
South Korea	—	4,816	—	4,816
Taiwan	—	5,069	—	5,069
Thailand	—	16,850	—	16,850
Securities Lending Collateral	—	18,558,382	—	18,558,382
Total Investments in Securities	$142,381,218	$1,495,860,114	$183,336˂˃	$1,638,424,668

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (3.7%)
*	Advantage Solutions, Inc.	79,523	$209,941
*	AMC Networks, Inc., Class A	16,241	156,401
*	Angi, Inc.	20,353	36,635
	ATN International, Inc.	7,699	119,719
*	Bandwidth, Inc., Class A	10,048	178,553
*	Boston Omaha Corp., Class A	13,414	195,040
*	Bumble, Inc., Class A	30,914	250,713
*	BuzzFeed, Inc.	4,714	11,502
#	Cable One, Inc.	1,605	487,936
*	Cardlytics, Inc.	15,304	46,830
*	Cars.com, Inc.	22,753	407,734
*	Cumulus Media, Inc., Class A	5,163	4,595
*	DHI Group, Inc.	22,706	64,258
	Entravision Communications Corp., Class A	31,641	68,028
*	EW Scripps Co., Class A	33,487	62,956
*	Frontier Communications Parent, Inc.	68,161	2,437,437
*	Gaia, Inc.	2,866	16,107
*	Gambling.com Group Ltd.	6,316	88,992
*	Gannett Co., Inc.	53,130	240,148
	Gray Media, Inc.	40,200	150,348
*	Integral Ad Science Holding Corp.	37,418	393,263
	Interpublic Group of Cos., Inc.	71,191	2,041,046
	John Wiley & Sons, Inc. (WLY US), Class A	14,933	611,208
*	Liberty Broadband Corp. (LBRDA US), Class A	5,333	405,468
*	Liberty Broadband Corp. (LBRDK US), Class C	31,068	2,381,673
*	Liberty Global Ltd. (LBTYA US), Class A	34,218	393,849
*	Liberty Global Ltd. (LBTYK US), Class C	32,836	385,166
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	$117,185
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	423,920
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	805	57,936
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,864	137,172
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	18,203	127,785
*	Madison Square Garden Entertainment Corp.	8,035	291,992
*	Magnite, Inc.	50,992	877,062
*	Marchex, Inc., Class B	494	993
	Marcus Corp.	13,447	270,554
*	National CineMedia, Inc.	20,653	136,103
	Nexstar Media Group, Inc.	11,420	1,749,772
*	Nextdoor Holdings, Inc.	18,716	49,036
*	Outbrain, Inc.	8,572	51,518
#	Paramount Global (PARA US), Class B	85,904	934,636
#	Paramount Global (PARAA US), Class A	1,850	42,199
*	Playstudios, Inc.	12,335	21,586
*	PubMatic, Inc., Class A	8,000	120,960
*	Reservoir Media, Inc.	1,588	13,196
	Saga Communications, Inc., Class A	2,918	36,329
	Scholastic Corp.	15,350	297,944
	Shenandoah Telecommunications Co.	20,372	220,018
	Shutterstock, Inc.	5,023	148,279
	Sinclair, Inc.	11,958	175,185

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Sirius XM Holdings, Inc.	38,781	$931,132
*	SPAR Group, Inc.	4,912	9,873
*	Sphere Entertainment Co.	11,754	547,736
	Spok Holdings, Inc.	6,453	103,764
*	Sunrise Communications AG, ADR, Class A	13,410	666,879
*	TechTarget, Inc.	621	10,576
	TEGNA, Inc.	63,695	1,160,523
	Telephone & Data Systems, Inc.	43,900	1,551,865
*	Thryv Holdings, Inc.	4,046	70,845
*	TripAdvisor, Inc.	22,841	401,088
*	TrueCar, Inc.	39,501	135,883
*	U.S. Cellular Corp.	22,033	1,383,672
*	Urban One, Inc. (UONE US)	2,835	3,827
*	Urban One, Inc. (UONEK US)	7,214	6,458
*	Vimeo, Inc.	37,548	251,947
*	WideOpenWest, Inc.	20,225	86,361
*	Yelp, Inc.	10,231	408,626
*	Ziff Davis, Inc.	14,982	807,380
*	ZoomInfo Technologies, Inc.	40,159	413,236
TOTAL COMMUNICATION SERVICES			27,098,577
CONSUMER DISCRETIONARY — (14.4%)
*	1-800-Flowers.com, Inc., Class A	15,632	125,525
*	1stdibs.com, Inc.	9,776	38,029
	Academy Sports & Outdoors, Inc.	27,579	1,442,657
*	Adient PLC	32,435	565,342
	ADT, Inc.	130,445	1,001,818
*	Adtalem Global Education, Inc.	20,071	2,150,206
#	Advance Auto Parts, Inc.	14,758	715,763
	A-Mark Precious Metals, Inc.	11,160	314,377
*	American Axle & Manufacturing Holdings, Inc.	58,417	305,521
	American Eagle Outfitters, Inc.	72,825	1,175,395
*	American Outdoor Brands, Inc.	6,121	105,159
*	American Public Education, Inc.	8,469	187,758
*	America's Car-Mart, Inc.	3,267	159,070
#*	AMMO, Inc.	8,130	14,228
*	Aptiv PLC	80,923	5,051,214
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aramark	10,093	$392,719
	Ark Restaurants Corp.	411	5,409
	Arko Corp.	17,934	126,793
*	Asbury Automotive Group, Inc.	6,699	1,987,459
*	Aterian, Inc.	421	947
	Autoliv, Inc.	4,886	472,281
*	AutoNation, Inc.	12,303	2,319,731
*	Bally's Corp.	1,772	32,215
	Bassett Furniture Industries, Inc.	5,100	74,256
*	Beazer Homes USA, Inc.	12,245	271,349
	Big 5 Sporting Goods Corp.	7,076	10,826
*	Biglari Holdings, Inc. (BH US), Class B	769	178,416
*	Biglari Holdings, Inc. (BH/A US), Class A	30	33,297
*	BJ's Restaurants, Inc.	10,427	377,353
	BorgWarner, Inc.	81,218	2,590,854
	Brunswick Corp.	15,284	1,030,753
	Build-A-Bear Workshop, Inc.	2,607	110,380
*	Caesars Entertainment, Inc.	34,099	1,229,269
	Caleres, Inc.	13,403	245,677
*	Capri Holdings Ltd.	31,902	790,532
	Carriage Services, Inc.	4,840	198,198
	Carter's, Inc.	4,624	249,326
	Cato Corp., Class A	9,508	31,852
*	Cavco Industries, Inc.	2,578	1,311,274
*	Century Casinos, Inc.	4,358	13,684
	Century Communities, Inc.	13,543	1,034,414
*	Chegg, Inc.	34,010	52,375
*	Citi Trends, Inc.	3,912	101,321
	Clarus Corp.	12,720	61,819
*	ContextLogic, Inc., Class A	4,210	32,712
*	Cooper-Standard Holdings, Inc.	4,792	73,893
	Cracker Barrel Old Country Store, Inc.	1,099	71,413
*	Crocs, Inc.	4,115	420,018
	Crown Crafts, Inc.	1,600	7,248
*	Culp, Inc.	4,293	23,139
	Dana, Inc.	56,109	894,377
	Designer Brands, Inc., Class A	19,219	96,672
*	Destination XL Group, Inc.	24,758	67,342
#	Dillard's, Inc., Class A	2,039	954,476
*	Dorman Products, Inc.	7,547	990,770

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dream Finders Homes, Inc., Class A	2,461	$56,775
*	Duluth Holdings, Inc., Class B	12,388	36,173
*	El Pollo Loco Holdings, Inc.	18,381	218,182
	Escalade, Inc.	3,057	45,305
	Ethan Allen Interiors, Inc.	12,381	384,059
*	Figs, Inc., Class A	20,076	114,232
*	First Watch Restaurant Group, Inc.	19,583	410,851
*	Five Below, Inc.	3,447	323,260
	Flexsteel Industries, Inc.	1,708	84,256
*	Foot Locker, Inc.	35,299	707,745
*	Fossil Group, Inc.	1,522	2,542
*	Full House Resorts, Inc.	8,023	43,084
*	Funko, Inc., Class A	13,644	191,016
	Gap, Inc.	112,981	2,719,453
*	Genesco, Inc.	6,619	275,681
*	Gentherm, Inc.	3,365	128,375
*	G-III Apparel Group Ltd.	20,294	633,579
	Golden Entertainment, Inc.	10,039	328,677
*	Goodyear Tire & Rubber Co.	110,906	983,736
*	GoPro, Inc., Class A	54,312	52,797
	Graham Holdings Co., Class B	1,508	1,400,661
*	Green Brick Partners, Inc.	11,839	715,904
	Group 1 Automotive, Inc.	5,468	2,496,087
*	GrowGeneration Corp.	22,304	31,226
	Guess?, Inc.	19,177	247,575
	Hamilton Beach Brands Holding Co., Class A	1,500	25,665
	Harley-Davidson, Inc.	43,366	1,173,484
	Haverty Furniture Cos., Inc. (HVT US)	7,037	157,840
*	Helen of Troy Ltd.	8,103	500,603
*	Hilton Grand Vacations, Inc.	13,850	570,620
*	Holley, Inc.	15,747	48,028
	Hooker Furnishings Corp.	6,091	77,538
*	Hovnanian Enterprises, Inc., Class A	1,025	135,700
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	JAKKS Pacific, Inc.	3,836	$115,387
	Johnson Outdoors, Inc., Class A	4,868	157,723
	KB Home	25,961	1,741,983
#	Kohl's Corp.	40,192	530,936
	Krispy Kreme, Inc.	41,045	372,278
	Lakeland Industries, Inc.	3,668	85,061
*	Lands' End, Inc.	11,127	138,531
*	Landsea Homes Corp.	11,126	92,346
*	Latham Group, Inc.	13,947	101,813
*	Laureate Education, Inc.	47,890	896,501
	La-Z-Boy, Inc.	19,420	916,624
*	Lazydays Holdings, Inc.	4,239	3,603
	LCI Industries	7,317	766,748
	Lear Corp.	16,962	1,595,955
*	Legacy Housing Corp.	7,524	192,991
	Leggett & Platt, Inc.	21,086	222,668
*	LGI Homes, Inc.	8,812	786,735
*	Life Time Group Holdings, Inc.	38,158	1,106,200
	Lifetime Brands, Inc.	10,226	66,264
*	Lincoln Educational Services Corp.	11,266	183,861
	Lithia Motors, Inc.	8,655	3,255,145
	LKQ Corp.	45,316	1,694,365
*	Lovesac Co.	4,732	120,950
*	M/I Homes, Inc.	5,985	752,913
	Macy's, Inc.	96,000	1,495,680
*	Malibu Boats, Inc., Class A	6,985	267,456
	Marine Products Corp.	5,374	50,462
*	MarineMax, Inc.	10,455	317,414
	Marriott Vacations Worldwide Corp.	12,343	1,071,002
*	MasterCraft Boat Holdings, Inc.	4,740	86,315
*	Mattel, Inc.	62,807	1,170,722
	Meritage Homes Corp.	19,382	1,509,276
*	MGM Resorts International	4,159	143,402
*	Mister Car Wash, Inc.	7,556	60,599
#*	Mobileye Global, Inc., Class A	7,681	126,929
*	Modine Manufacturing Co.	624	63,305
*	Mohawk Industries, Inc.	23,030	2,816,569
	Monarch Casino & Resort, Inc.	777	66,309
	Monro, Inc.	10,995	215,942

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Motorcar Parts of America, Inc.	9,753	$64,662
	Movado Group, Inc.	8,389	160,398
*	National Vision Holdings, Inc.	27,141	309,407
	Newell Brands, Inc.	116,661	1,161,944
*	ODP Corp.	15,998	361,555
	OneSpaWorld Holdings Ltd.	7,063	150,866
*	OneWater Marine, Inc., Class A	5,322	96,169
	Oxford Industries, Inc.	5,610	470,455
	Patrick Industries, Inc.	14,053	1,365,108
*	Penn Entertainment, Inc.	32,008	659,365
	Penske Automotive Group, Inc.	14,206	2,352,940
	Perdoceo Education Corp.	35,199	1,013,027
*	Petco Health & Wellness Co., Inc.	56,204	192,218
*	PetMed Express, Inc.	5,743	27,337
	Phinia, Inc.	14,970	761,823
*	Playa Hotels & Resorts NV	53,362	654,218
#	Polaris, Inc.	10,438	497,893
#*	Portillo's, Inc., Class A	7,736	107,608
	PVH Corp.	23,653	2,119,309
	RCI Hospitality Holdings, Inc.	2,105	116,912
	Rocky Brands, Inc.	3,792	94,952
*	Sally Beauty Holdings, Inc.	12,672	137,745
	Shoe Carnival, Inc.	14,057	380,382
	Signet Jewelers Ltd.	17,468	1,034,630
*	Skechers USA, Inc., Class A	5,473	412,336
	Smith & Wesson Brands, Inc.	23,502	246,536
#*	Solid Power, Inc.	14,592	20,283
*	Solo Brands, Inc., Class A	14,521	14,231
	Sonic Automotive, Inc., Class A	11,603	861,523
*	Sonos, Inc.	8,622	118,897
*	Sportsman's Warehouse Holdings, Inc.	19,768	40,327
	Standard Motor Products, Inc.	10,327	320,344
*	Stitch Fix, Inc., Class A	20,362	95,905
*	Stoneridge, Inc.	10,877	56,234
	Strategic Education, Inc.	9,212	904,895
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Strattec Security Corp.	2,014	$75,444
*	Stride, Inc.	14,654	1,976,825
	Sturm Ruger & Co., Inc.	2,443	86,971
	Superior Group of Cos., Inc.	6,372	96,153
*	Taylor Morrison Home Corp.	49,823	3,211,591
#	Thor Industries, Inc.	18,449	1,897,295
*	Tile Shop Holdings, Inc.	17,417	131,324
*	Tilly's, Inc., Class A	10,706	46,357
	Toll Brothers, Inc.	3,199	434,456
*	Topgolf Callaway Brands Corp.	66,954	526,258
*	Traeger, Inc.	13,972	34,092
*	Tri Pointe Homes, Inc.	45,325	1,670,679
*	Under Armour, Inc. (UA US), Class C	74,642	562,054
*	Under Armour, Inc. (UAA US), Class A	69,844	583,197
*	Unifi, Inc.	9,361	59,255
*	Universal Electronics, Inc.	7,047	70,470
	Upbound Group, Inc.	15,986	469,029
*	Urban Outfitters, Inc.	32,112	1,779,647
*	Vera Bradley, Inc.	15,150	56,661
*	Visteon Corp.	6,125	514,867
*	VOXX International Corp.	10,845	80,036
	Weyco Group, Inc.	4,829	172,588
	Whirlpool Corp.	3,772	396,098
	Winnebago Industries, Inc.	14,411	688,846
	Worthington Enterprises, Inc.	17,941	751,728
*	Zumiez, Inc.	9,329	148,891
TOTAL CONSUMER DISCRETIONARY			106,901,819
CONSUMER STAPLES — (5.7%)
	Alico, Inc.	4,231	130,696
	Andersons, Inc.	17,271	703,793
	B&G Foods, Inc.	27,989	181,369
*	BellRing Brands, Inc.	21,842	1,689,479
*	Boston Beer Co., Inc. , Class A	1,966	492,817
	Bunge Global SA	26,191	1,993,921
	Calavo Growers, Inc.	4,647	106,370
	Cal-Maine Foods, Inc.	16,522	1,782,724
	Campbell's Co.	18,654	723,216
*	Central Garden & Pet Co. (CENT US)	4,869	177,670

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	$636,182
*	Chefs' Warehouse, Inc.	13,864	746,715
	Conagra Brands, Inc.	90,218	2,335,744
*	Coty, Inc., Class A	142,000	1,040,860
*	Darling Ingredients, Inc.	41,073	1,538,595
	Dole PLC	25,264	344,096
	Edgewell Personal Care Co.	19,405	646,187
*	Farmer Bros Co.	6,541	11,316
	Flowers Foods, Inc.	16,665	325,801
	Fresh Del Monte Produce, Inc.	23,841	726,912
*	Grocery Outlet Holding Corp.	30,997	501,841
*	Hain Celestial Group, Inc.	27,223	137,748
	Ingles Markets, Inc., Class A	7,277	481,883
	Ingredion, Inc.	19,791	2,700,284
	J&J Snack Foods Corp.	862	118,292
	J.M. Smucker Co.	32,310	3,453,616
	John B Sanfilippo & Son, Inc.	988	71,472
	Limoneira Co.	1,720	39,663
#	MGP Ingredients, Inc.	5,815	210,096
*	Mission Produce, Inc.	18,769	223,163
	Molson Coors Beverage Co., Class B	61,663	3,376,049
*	Natural Alternatives International, Inc.	1,808	7,684
	Natural Grocers by Vitamin Cottage, Inc.	8,045	350,279
*	Nature's Sunshine Products, Inc.	7,774	108,136
	Nu Skin Enterprises, Inc., Class A	11,695	76,602
	Oil-Dri Corp. of America	4,764	200,183
*	Olaplex Holdings, Inc.	6,036	9,416
*	Performance Food Group Co.	23,520	2,124,091
*	Pilgrim's Pride Corp.	27,123	1,262,304
*	Post Holdings, Inc.	23,347	2,478,518
	PriceSmart, Inc.	10,602	964,464
	Reynolds Consumer Products, Inc.	9,851	271,986
	Seaboard Corp.	289	704,680
*	Seneca Foods Corp. (SENEA US), Class A	2,914	212,460
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Simply Good Foods Co.	23,512	$893,456
	SpartanNash Co.	17,893	326,189
	Spectrum Brands Holdings, Inc.	12,065	1,020,216
	Tootsie Roll Industries, Inc.	4,702	146,044
*	TreeHouse Foods, Inc.	22,996	793,822
*	United Natural Foods, Inc.	24,213	720,095
	Universal Corp.	12,343	655,660
*	USANA Health Sciences, Inc.	5,417	176,432
	Utz Brands, Inc.	2,287	30,554
	Village Super Market, Inc., Class A	5,738	195,723
	Walgreens Boots Alliance, Inc.	11,917	122,507
	Weis Markets, Inc.	12,183	823,084
*	Willamette Valley Vineyards, Inc.	206	1,197
TOTAL CONSUMER STAPLES			42,324,352
ENERGY — (9.0%)
	Adams Resources & Energy, Inc.	489	18,558
*	Amplify Energy Corp.	18,572	99,174
*	Antero Resources Corp.	100,793	3,761,595
#	APA Corp.	93,817	2,057,407
	Archrock, Inc.	39,338	1,105,004
	Ardmore Shipping Corp.	20,003	237,436
	Atlas Energy Solutions, Inc.	6,587	151,238
	Berry Corp.	36,589	159,528
*	Bristow Group, Inc.	11,552	385,490
	California Resources Corp.	24,603	1,210,468
	ChampionX Corp.	15,163	434,268
	Chord Energy Corp. (CHRD US)	11,829	1,330,171
	Civitas Resources, Inc.	28,780	1,460,873
*	Clean Energy Fuels Corp.	99,591	329,646
*	CNX Resources Corp.	71,377	1,954,302
#*	Comstock Resources, Inc.	90,611	1,681,740
	Core Laboratories, Inc.	656	11,132
	Core Natural Resources, Inc.	20,691	1,869,225

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Crescent Energy Co., Class A	9,604	$144,636
#	CVR Energy, Inc.	23,771	450,460
	Delek U.S. Holdings, Inc.	28,103	501,920
	DHT Holdings, Inc.	80,340	909,449
*	DMC Global, Inc.	9,940	80,912
	Dorian LPG Ltd.	19,585	470,823
*	DT Midstream, Inc.	25,436	2,571,071
	Energy Services of America Corp.	1,852	22,243
	Epsilon Energy Ltd.	6,821	41,062
	Evolution Petroleum Corp.	11,610	61,649
*	Expro Group Holdings NV	35,866	452,988
*	Forum Energy Technologies, Inc.	4,078	73,893
	FutureFuel Corp.	22,698	123,931
*	Geospace Technologies Corp.	4,922	44,741
*	Gevo, Inc.	37,657	66,276
	Granite Ridge Resources, Inc.	34,492	213,506
*	Green Plains, Inc.	14,161	126,458
*	Gulf Island Fabrication, Inc.	8,360	59,941
*	Gulfport Energy Corp.	1,921	342,918
*	Hallador Energy Co.	16,152	173,311
*	Helix Energy Solutions Group, Inc.	74,063	593,985
	Helmerich & Payne, Inc.	37,645	1,189,206
	HF Sinclair Corp.	67,266	2,426,957
*	Innovex International, Inc.	17,393	270,983
	International Seaways, Inc.	18,014	701,645
	Kodiak Gas Services, Inc.	10,595	495,634
*	Kosmos Energy Ltd.	127,185	404,448
	Liberty Energy, Inc.	63,928	1,170,522
#	Magnolia Oil & Gas Corp., Class A	43,398	1,028,533
*	Mammoth Energy Services, Inc.	9,096	27,197
	Matador Resources Co.	43,286	2,510,588
	Murphy Oil Corp.	61,922	1,648,983
*	Nabors Industries Ltd.	3,363	192,431
	NACCO Industries, Inc., Class A	3,182	100,647
*	National Energy Services Reunited Corp.	2,926	27,651
*	Natural Gas Services Group, Inc.	5,881	153,906
		Shares	Value†
ENERGY — (Continued)
#	Noble Corp. PLC	16,009	$513,088
	Nordic American Tankers Ltd.	89,134	240,662
#	Northern Oil & Gas, Inc.	31,015	1,114,989
	NOV, Inc.	115,254	1,665,420
*	NPK International, Inc.	42,501	294,107
*	Oil States International, Inc.	23,301	118,369
	Ovintiv, Inc.	74,702	3,153,918
*	Par Pacific Holdings, Inc.	12,866	215,120
	Patterson-UTI Energy, Inc.	108,868	878,565
	PBF Energy, Inc., Class A	47,516	1,390,318
	Peabody Energy Corp.	52,289	949,045
	Permian Resources Corp.	214,787	3,146,630
	PHX Minerals, Inc.	15,007	56,576
*	PrimeEnergy Resources Corp.	646	140,763
*	ProPetro Holding Corp.	47,514	421,924
	Range Resources Corp.	45,273	1,676,912
	Ranger Energy Services, Inc., Class A	8,194	134,300
*	REX American Resources Corp.	8,179	341,228
	Riley Exploration Permian, Inc.	7,403	245,409
	RPC, Inc.	82,897	508,159
	SandRidge Energy, Inc.	16,894	200,194
	Scorpio Tankers, Inc.	21,314	1,014,973
*	SEACOR Marine Holdings, Inc.	10,107	68,525
*	Seadrill Ltd.	23,676	856,124
	Select Water Solutions, Inc.	42,441	530,513
	SFL Corp. Ltd.	55,132	581,643
	Sitio Royalties Corp., Class A	17,617	354,806
	SM Energy Co.	41,393	1,571,278
	Smart Sand, Inc.	3,473	8,300
	Solaris Energy Infrastructure, Inc.	6,467	176,484
*	Talos Energy, Inc.	54,429	539,936
	Teekay Corp. Ltd.	39,916	285,000
	Teekay Tankers Ltd., Class A	14,514	608,427
*	TETRA Technologies, Inc.	34,096	141,498

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Tidewater, Inc.	8,362	$460,830
#*	Transocean Ltd.	309,638	1,213,781
	VAALCO Energy, Inc.	40,235	164,964
*	Valaris Ltd.	17,824	854,483
*	Vital Energy, Inc.	12,376	394,794
	Vitesse Energy, Inc.	10,848	280,746
	World Kinect Corp.	30,874	872,808
TOTAL ENERGY			66,518,368
FINANCIALS — (27.6%)
	1st Source Corp.	9,136	573,010
*	Acacia Research Corp.	27,140	118,330
	ACNB Corp.	2,594	106,613
	Affiliated Managers Group, Inc.	1,919	360,657
	Alerus Financial Corp.	7,409	156,626
	Ally Financial, Inc.	98,111	3,823,386
	Amalgamated Financial Corp.	10,424	364,215
*	Ambac Financial Group, Inc.	22,313	259,500
	Amerant Bancorp, Inc.	11,899	276,057
	American Coastal Insurance Corp.	627	7,643
	Ameris Bancorp	30,230	1,984,599
	AmeriServ Financial, Inc.	6,300	17,073
	Ames National Corp.	4,229	76,672
	Arrow Financial Corp.	6,960	185,206
	Associated Banc-Corp.	69,447	1,745,898
	Associated Capital Group, Inc., Class A	738	26,989
	Assured Guaranty Ltd.	25,165	2,380,609
#	Atlantic Union Bankshares Corp.	36,253	1,369,276
*	Atlanticus Holdings Corp.	5,316	316,143
	Auburn National BanCorp, Inc.	44	939
	Axis Capital Holdings Ltd.	29,845	2,716,492
*	Axos Financial, Inc.	22,189	1,551,677
	BancFirst Corp.	249	29,651
	Bank First Corp.	1,299	131,433
	Bank of Hawaii Corp.	316	23,545
	Bank of Marin Bancorp	8,173	206,532
	Bank of NT Butterfield & Son Ltd.	8,768	321,698
	Bank OZK	42,165	2,141,560
	Bank7 Corp.	1,055	45,323
		Shares	Value†
FINANCIALS — (Continued)
	BankFinancial Corp.	6,411	$86,420
	BankUnited, Inc.	28,884	1,187,421
	Bankwell Financial Group, Inc.	2,946	91,856
	Banner Corp.	14,954	1,056,799
	Bar Harbor Bankshares	7,076	224,168
	BayCom Corp.	5,636	157,752
	BCB Bancorp, Inc.	8,990	97,362
	Berkshire Hills Bancorp, Inc.	21,316	626,904
*	Blue Foundry Bancorp	8,269	80,623
*	Blue Ridge Bankshares, Inc.	11,319	38,145
#*	BM Technologies, Inc.	2,712	13,560
	BOK Financial Corp.	20,617	2,276,529
	Bread Financial Holdings, Inc.	19,436	1,230,882
*	Bridgewater Bancshares, Inc.	9,928	140,183
*	Brighthouse Financial, Inc.	25,341	1,563,793
	Brookline Bancorp, Inc.	38,982	476,750
	Burke & Herbert Financial Services Corp.	2,550	163,991
	Business First Bancshares, Inc.	8,569	231,277
*	BV Financial, Inc.	2,653	40,432
	Byline Bancorp, Inc.	15,732	461,577
	C&F Financial Corp.	1,703	130,143
	Cadence Bank	62,482	2,199,366
*	California BanCorp	979	16,251
	Camden National Corp.	6,763	306,770
	Capital Bancorp, Inc.	3,528	109,439
	Capital City Bank Group, Inc.	8,430	310,983
	Capitol Federal Financial, Inc.	58,512	348,146
*	Carter Bankshares, Inc.	9,177	161,699
	Cass Information Systems, Inc.	1,872	77,108
	Cathay General Bancorp	28,379	1,347,719
	Central Pacific Financial Corp.	13,002	388,630
	CF Bankshares, Inc.	1,337	32,676
	Chemung Financial Corp.	1,723	87,098
	Citizens & Northern Corp.	7,327	156,285
	Citizens Community Bancorp, Inc.	2,817	44,621

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Services, Inc.	222	$13,595
	Civista Bancshares, Inc.	7,147	157,663
	CNB Financial Corp.	8,080	204,424
	CNO Financial Group, Inc.	28,926	1,155,304
	Colony Bankcorp, Inc.	6,665	112,305
	Columbia Banking System, Inc.	29,033	810,021
*	Columbia Financial, Inc.	12,433	183,884
	Comerica, Inc.	42,020	2,828,786
	Community Financial System, Inc.	14,191	929,936
	Community Trust Bancorp, Inc.	9,389	502,405
	Community West Bancshares	7,208	140,484
	ConnectOne Bancorp, Inc.	16,353	414,385
*	Consumer Portfolio Services, Inc.	9,697	115,006
*	CrossFirst Bankshares, Inc.	19,184	311,548
*	Customers Bancorp, Inc.	14,992	854,244
	CVB Financial Corp.	36,821	767,350
	DigitalBridge Group, Inc.	38,290	420,041
	Dime Community Bancshares, Inc.	15,816	493,934
	Donegal Group, Inc. (DGICA US), Class A	12,902	191,337
	Donegal Group, Inc. (DGICB US), Class B	592	8,466
	Eagle Bancorp Montana, Inc.	600	9,240
	Eagle Bancorp, Inc.	13,374	350,533
	Eastern Bankshares, Inc.	43,999	807,822
*	eHealth, Inc.	10,722	106,577
	Employers Holdings, Inc.	12,740	626,298
	Enact Holdings, Inc.	11,269	380,667
*	Encore Capital Group, Inc.	11,918	589,941
*	Enova International, Inc.	13,515	1,518,005
*	Enstar Group Ltd.	5,731	1,873,980
	Enterprise Bancorp, Inc.	3,526	149,256
	Enterprise Financial Services Corp.	14,118	844,821
		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	7,811	$340,560
	ESSA Bancorp, Inc.	1,308	27,350
	Essent Group Ltd.	35,381	2,060,943
	Evans Bancorp, Inc.	2,228	96,606
*	EZCORP, Inc., Class A	26,696	320,619
	F&G Annuities & Life, Inc.	1,825	83,786
	Farmers & Merchants Bancorp, Inc.	2,394	65,045
	Farmers National Banc Corp.	13,132	180,696
	FB Financial Corp.	15,963	843,006
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,089	610,942
	Fidelis Insurance Holdings Ltd.	2,563	42,290
*	Finance of America Cos., Inc., Class A	556	13,878
	Financial Institutions, Inc.	8,034	211,857
	First American Financial Corp.	30,759	1,944,584
	First BanCorp	53,323	1,106,985
	First Bancorp, Inc.	4,291	110,879
	First Bancorp/Southern Pines NC	16,179	713,979
	First Bancshares, Inc.	9,894	379,435
	First Bank	7,880	119,855
	First Busey Corp.	23,908	580,486
	First Business Financial Services, Inc.	3,548	183,290
	First Commonwealth Financial Corp.	44,620	744,262
	First Community Bankshares, Inc.	8,793	381,352
	First Community Corp.	2,210	57,305
	First Financial Bancorp	40,714	1,140,806
	First Financial Corp.	5,163	248,805
	First Financial Northwest, Inc.	2,949	62,342
	First Foundation, Inc.	26,477	136,357
	First Hawaiian, Inc.	43,460	1,200,365
	First Horizon Corp.	161,709	3,539,810
	First Internet Bancorp	4,583	149,268
	First Interstate BancSystem, Inc., Class A	32,910	1,084,384
	First Merchants Corp.	24,216	1,076,159
	First Mid Bancshares, Inc.	7,405	280,872

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Northwest Bancorp	2,324	$25,448
	First of Long Island Corp.	12,576	163,488
	First Savings Financial Group, Inc.	860	21,294
	First United Corp.	2,632	85,751
*	First Western Financial, Inc.	4,390	92,629
*	Firstsun Capital Bancorp	344	14,517
	Five Star Bancorp	2,057	62,553
	Flagstar Financial, Inc.	2,136	25,269
	Flushing Financial Corp.	14,992	209,138
	FNB Corp.	130,724	2,051,060
#	Franklin Resources, Inc.	88,399	1,965,994
	FS Bancorp, Inc.	3,495	141,338
	Fulton Financial Corp.	72,404	1,472,697
*	Fundamental Global, Inc.	144	3,067
*	FVCBankcorp, Inc.	2,378	28,702
*	Genworth Financial, Inc.	185,420	1,340,587
	German American Bancorp, Inc.	6,547	270,588
	Glacier Bancorp, Inc.	3,494	173,547
	Globe Life, Inc.	17,747	2,166,731
*	GoHealth, Inc., Class A	897	14,621
	Great Southern Bancorp, Inc.	6,383	375,257
*	Green Dot Corp., Class A	19,681	174,570
*	Greenlight Capital Re Ltd., Class A	15,670	211,545
	Guaranty Bancshares, Inc.	3,975	163,412
	Hancock Whitney Corp.	32,688	1,952,781
	Hanmi Financial Corp.	13,939	334,815
	Hanover Bancorp, Inc.	1,044	27,760
	HarborOne Bancorp, Inc.	21,906	238,118
	HBT Financial, Inc.	7,866	191,301
	Heartland Financial USA, Inc.	15,210	983,631
	Heritage Commerce Corp.	28,102	272,308
	Heritage Financial Corp.	15,148	389,304
*	Heritage Insurance Holdings, Inc.	11,919	131,228
		Shares	Value†
FINANCIALS — (Continued)
	Hilltop Holdings, Inc.	21,057	$635,500
#	Hingham Institution For Savings	766	195,522
*	Hippo Holdings, Inc.	4,931	138,068
	Home Bancorp, Inc.	3,022	151,704
	Home BancShares, Inc.	55,980	1,690,036
*	HomeStreet, Inc.	8,369	84,276
	HomeTrust Bancshares, Inc.	4,946	181,864
	Hope Bancorp, Inc.	54,310	633,255
	Horace Mann Educators Corp.	18,738	723,849
	Horizon Bancorp, Inc.	21,774	365,585
	Independent Bank Corp. (IBCP US)	10,136	368,950
	Independent Bank Corp. (INDB US)	12,774	857,902
	International Bancshares Corp.	21,234	1,399,108
	Invesco Ltd.	144,954	2,787,465
	Investar Holding Corp.	4,282	81,658
	Investors Title Co.	721	162,477
	Jackson Financial, Inc., Class A	30,536	2,877,713
	James River Group Holdings Ltd.	15,764	75,352
	Janus Henderson Group PLC	48,652	2,185,934
	Kearny Financial Corp.	31,702	218,744
	Kemper Corp.	17,223	1,157,041
*	Kentucky First Federal Bancorp	120	371
*	Kingstone Cos., Inc.	982	16,684
	Landmark Bancorp, Inc.	284	6,711
	LCNB Corp.	4,043	62,505
*	LendingClub Corp.	43,067	580,974
	Live Oak Bancshares, Inc.	10,355	367,499
*	Maiden Holdings Ltd.	19,322	19,515
	MainStreet Bancshares, Inc.	762	12,657
	Mercantile Bank Corp.	7,428	362,561
	Merchants Bancorp	8,524	357,411
	Mercury General Corp.	19,014	947,658
	Meridian Corp.	1,485	24,829
	Metrocity Bankshares, Inc.	4,018	123,995
*	Metropolitan Bank Holding Corp.	3,999	256,456
	MGIC Investment Corp.	91,916	2,347,535

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Mid Penn Bancorp, Inc.	6,058	$182,467
	Midland States Bancorp, Inc.	10,059	193,736
	MidWestOne Financial Group, Inc.	6,454	204,140
*	Mr. Cooper Group, Inc.	17,011	1,765,912
	MVB Financial Corp.	5,467	106,661
	National Bank Holdings Corp., Class A	12,396	534,639
	National Bankshares, Inc.	1,859	54,636
	Navient Corp.	63,677	870,465
	NBT Bancorp, Inc.	16,316	777,131
*	NCR Atleos Corp.	18,927	603,014
	Nelnet, Inc., Class A	12,572	1,385,057
*	NI Holdings, Inc.	966	14,587
	Nicolet Bankshares, Inc.	4,982	558,632
*	NMI Holdings, Inc.	31,403	1,212,784
	Northeast Bank	3,766	381,119
	Northeast Community Bancorp, Inc.	3,637	90,198
	Northfield Bancorp, Inc.	23,415	273,253
	Northrim BanCorp, Inc.	2,573	219,039
	Northwest Bancshares, Inc.	57,327	757,290
	Norwood Financial Corp.	1,470	39,131
	Oak Valley Bancorp	1,867	48,299
	OceanFirst Financial Corp.	25,645	460,584
	OFG Bancorp	21,588	922,023
	Ohio Valley Banc Corp.	197	4,698
*	Old Market Capital Corp.	1,554	10,070
	Old National Bancorp	118,603	2,828,682
	Old Republic International Corp.	66,642	2,437,764
	Old Second Bancorp, Inc.	19,086	358,626
	OneMain Holdings, Inc.	37,119	2,061,589
*	Onity Group, Inc.	3,382	122,158
	OP Bancorp	3,042	40,398
*	Oportun Financial Corp.	14,967	68,848
	Oppenheimer Holdings, Inc., Class A	3,740	257,387
	Orange County Bancorp, Inc.	498	12,883
		Shares	Value†
FINANCIALS — (Continued)
	Origin Bancorp, Inc.	9,162	$347,423
	Orrstown Financial Services, Inc.	5,160	187,514
	Pacific Premier Bancorp, Inc.	37,380	968,142
	Park National Corp.	4,798	814,269
	Parke Bancorp, Inc.	4,963	100,451
	Pathward Financial, Inc.	8,745	697,239
*	Patriot National Bancorp, Inc.	60	94
*	Paysafe Ltd.	15,843	307,354
	PCB Bancorp	5,178	99,884
	Peapack-Gladstone Financial Corp.	8,909	281,970
	Penns Woods Bancorp, Inc.	2,992	91,047
	PennyMac Financial Services, Inc.	17,995	1,883,897
	Peoples Bancorp of North Carolina, Inc.	1,852	52,763
	Peoples Bancorp, Inc.	16,200	528,930
	Peoples Financial Services Corp.	3,356	172,733
	Pinnacle Financial Partners, Inc.	20,648	2,576,251
	Plumas Bancorp	212	9,667
*	Ponce Financial Group, Inc.	8,672	115,077
	Popular, Inc.	24,041	2,474,781
*	PRA Group, Inc.	16,082	355,573
	Preferred Bank	4,319	394,584
	Premier Financial Corp.	15,354	427,302
	Primis Financial Corp.	13,753	152,521
	Princeton Bancorp, Inc.	440	13,429
*	ProAssurance Corp.	18,506	276,850
	Prosperity Bancshares, Inc.	32,033	2,562,640
*	Provident Bancorp, Inc.	5,513	64,557
	Provident Financial Holdings, Inc.	3,183	51,055
	Provident Financial Services, Inc.	50,935	945,863
	QCR Holdings, Inc.	8,225	639,576
	Radian Group, Inc.	26,033	885,643
	RBB Bancorp	7,237	136,128
	Red River Bancshares, Inc.	1,256	70,085
	Regional Management Corp.	4,935	176,624
	Reinsurance Group of America, Inc.	2,929	667,402
	RenaissanceRe Holdings Ltd.	2,460	572,147

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Renasant Corp.	25,484	$990,818
*	Repay Holdings Corp.	32,495	242,738
	Republic Bancorp, Inc., Class A	6,384	417,833
	Riverview Bancorp, Inc.	6,235	35,165
	S&T Bancorp, Inc.	16,555	652,929
	Safety Insurance Group, Inc.	5,028	397,262
	Sandy Spring Bancorp, Inc.	17,929	606,538
	Seacoast Banking Corp. of Florida	17,200	489,340
*	Security National Financial Corp., Class A	4,387	54,267
*	Selectquote, Inc.	15,866	68,382
	Shore Bancshares, Inc.	10,194	166,672
	Sierra Bancorp	7,598	229,004
	Simmons First National Corp., Class A	47,374	1,076,337
*	SiriusPoint Ltd.	56,331	820,179
*	Skyward Specialty Insurance Group, Inc.	499	22,096
	SmartFinancial, Inc.	5,993	211,313
	South Plains Financial, Inc.	4,764	171,171
*	Southern First Bancshares, Inc.	3,517	129,426
	Southern Missouri Bancorp, Inc.	3,174	187,837
	Southern States Bancshares, Inc.	1,913	62,899
	Southside Bancshares, Inc.	9,563	300,565
	SouthState Corp.	35,227	3,719,619
	Stellar Bancorp, Inc.	9,054	257,134
*	Sterling Bancorp, Inc.	2,736	12,887
	Stewart Information Services Corp.	9,563	623,412
	Stock Yards Bancorp, Inc.	1,633	120,368
*	StoneX Group, Inc.	10,209	1,118,090
	Synovus Financial Corp.	41,812	2,359,033
	Territorial Bancorp, Inc.	4,375	39,506
*	Texas Capital Bancshares, Inc.	22,919	1,809,455
	TFS Financial Corp.	3,540	48,569
*	Third Coast Bancshares, Inc.	3,400	122,570
	Timberland Bancorp, Inc.	3,400	102,068
		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	18,356	$367,854
	Tompkins Financial Corp.	4,409	308,939
	Towne Bank	29,337	1,049,384
	TriCo Bancshares	10,861	476,472
	TrustCo Bank Corp.	9,640	310,022
	Trustmark Corp.	24,675	925,312
	UMB Financial Corp.	10,611	1,251,037
*»	Unico American Corp.	1,400	98
	United Bancshares, Inc.	406	11,774
	United Bankshares, Inc.	47,554	1,830,829
	United Community Banks, Inc.	41,127	1,364,183
	United Fire Group, Inc.	11,071	274,672
	United Security Bancshares	4,425	42,347
	Unity Bancorp, Inc.	3,541	171,207
	Universal Insurance Holdings, Inc.	15,869	306,906
	Univest Financial Corp.	14,672	445,882
	Unum Group	64,601	4,925,826
	USCB Financial Holdings, Inc.	744	14,121
	Valley National Bancorp	175,044	1,799,452
*	Velocity Financial, Inc.	6,488	120,288
	Veritex Holdings, Inc.	17,844	478,219
	Virginia National Bankshares Corp.	967	35,257
	Virtus Investment Partners, Inc.	1,823	363,688
	Voya Financial, Inc.	11,291	801,548
	WaFd, Inc.	36,628	1,087,119
	Walker & Dunlop, Inc.	8,087	776,918
	Washington Trust Bancorp, Inc.	6,896	225,982
	Waterstone Financial, Inc.	11,818	162,379
	Webster Financial Corp.	48,328	2,911,279
	WesBanco, Inc.	26,651	933,851
	West BanCorp, Inc.	6,124	134,299
	Westamerica BanCorp	3,243	167,858
	Western Alliance Bancorp	19,557	1,718,474
	Western New England Bancorp, Inc.	12,440	117,185
	Westwood Holdings Group, Inc.	1,679	25,840

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	798	$1,542,103
	Wintrust Financial Corp.	18,804	2,459,751
*	World Acceptance Corp.	2,057	290,366
	WSFS Financial Corp.	25,747	1,441,832
	Zions Bancorp NA	48,783	2,822,584
TOTAL FINANCIALS			205,644,523
HEALTH CARE — (6.4%)
*	23andMe Holding Co., Class A	575	1,783
*	2seventy bio, Inc.	15,982	42,512
*	89bio, Inc.	5,373	51,581
*	Aadi Bioscience, Inc.	4,944	14,239
#*	Absci Corp.	11,913	44,197
*	Acadia Healthcare Co., Inc.	13,977	630,502
*	Accolade, Inc.	15,790	108,793
*	Aclaris Therapeutics, Inc.	4,478	11,105
*	Acrivon Therapeutics, Inc.	1,642	9,967
*	Acumen Pharmaceuticals, Inc.	9,637	14,456
*	AdaptHealth Corp.	28,777	311,367
*	Addus HomeCare Corp.	6,561	821,175
*	Adicet Bio, Inc.	5,272	4,666
*	Adverum Biotechnologies, Inc.	4,289	18,100
*	Allogene Therapeutics, Inc.	55,637	100,147
*	Amedisys, Inc.	9,245	855,163
*	American Shared Hospital Services	400	1,232
*	American Well Corp., Class A	2,310	24,902
*	AMN Healthcare Services, Inc.	9,886	272,063
*	Amneal Pharmaceuticals, Inc.	10,904	90,067
*	Amphastar Pharmaceuticals, Inc.	5,033	175,501
*	AngioDynamics, Inc.	12,827	146,356
*	ANI Pharmaceuticals, Inc.	4,287	251,390
*	Anika Therapeutics, Inc.	8,087	137,964
		Shares	Value†
HEALTH CARE — (Continued)
*	Arcturus Therapeutics Holdings, Inc.	8,900	$151,033
*	Artivion, Inc.	7,380	228,485
*	Atea Pharmaceuticals, Inc.	22,429	68,633
*	aTyr Pharma, Inc.	18,213	70,302
*	Avanos Medical, Inc.	20,933	360,466
*	Azenta, Inc.	17,040	921,012
*	Bio-Rad Laboratories, Inc., Class A	6,046	2,181,880
*	Black Diamond Therapeutics, Inc.	968	2,536
*	Brookdale Senior Living, Inc.	26,556	122,954
*	Caribou Biosciences, Inc.	31,103	44,477
*	Castle Biosciences, Inc.	8,613	243,490
*	Century Therapeutics, Inc.	3,631	2,980
*	Certara, Inc.	57,452	817,542
*	Community Health Systems, Inc.	581	1,859
	CONMED Corp.	4,140	297,169
*	CRISPR Therapeutics AG	5,446	226,499
*	Cross Country Healthcare, Inc.	12,302	224,142
*	CryoPort, Inc.	14,395	108,538
*	Cullinan Therapeutics, Inc.	19,365	204,494
#*	Cumberland Pharmaceuticals, Inc.	4,400	9,944
*	CureVac NV	4,170	15,804
*	Cytek Biosciences, Inc.	9,385	48,333
*	Definitive Healthcare Corp.	26,830	130,394
	Dentsply Sirona, Inc.	37,245	735,961
*	Design Therapeutics, Inc.	9,525	46,196
*	DocGo, Inc.	5,463	26,714
*	Dynavax Technologies Corp.	15,056	196,481
*	Editas Medicine, Inc.	23,099	30,260
*	Elanco Animal Health, Inc.	148,661	1,788,392
*	Emergent BioSolutions, Inc.	17,892	201,285
*	Enanta Pharmaceuticals, Inc.	4,930	25,192
*	Enhabit, Inc.	20,881	175,400
*	Enovis Corp.	22,152	1,040,701
*	Entrada Therapeutics, Inc.	7,205	96,835

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Envista Holdings Corp.	60,518	$1,241,829
*	Erasca, Inc.	67,348	127,288
*	Evolent Health, Inc., Class A	17,540	183,293
*	Fate Therapeutics, Inc.	41,054	53,370
*	FONAR Corp.	2,833	44,620
*	Fulcrum Therapeutics, Inc.	20,844	82,542
*	Fulgent Genetics, Inc.	13,562	225,672
*	GeneDx Holdings Corp.	262	19,611
*	Generation Bio Co.	19,761	15,337
*	Globus Medical, Inc., Class A	191	17,710
*	GoodRx Holdings, Inc., Class A	9,389	44,786
*	Harvard Bioscience, Inc.	14,580	24,932
*	Health Catalyst, Inc.	21,003	118,247
	HealthStream, Inc.	13,268	433,200
*	Hookipa Pharma, Inc.	2,015	3,949
*	ICU Medical, Inc.	2,410	396,108
*	InfuSystem Holdings, Inc.	3,573	28,906
*	Innoviva, Inc.	34,028	634,282
*	Inogen, Inc.	9,952	116,339
*	Inotiv, Inc.	5,216	22,324
*	Instil Bio, Inc.	2,377	52,912
*	Integer Holdings Corp.	10,818	1,538,536
*	Integra LifeSciences Holdings Corp.	19,216	501,538
*	Intellia Therapeutics, Inc.	17,779	183,479
*	iTeos Therapeutics, Inc.	14,753	111,238
*	Jazz Pharmaceuticals PLC	12,984	1,614,820
*	Kewaunee Scientific Corp.	775	49,833
††	Kinnate Biopharma, Inc.	1,216	85
*	Kodiak Sciences, Inc.	15,660	100,224
*	Kura Oncology, Inc.	9,908	78,372
*	Lantern Pharma, Inc.	1,052	5,207
*	Leap Therapeutics, Inc.	4,826	2,703
*	LENSAR, Inc.	2,300	25,530
*	LifeStance Health Group, Inc.	9,736	77,596
*	Lifeward Ltd.	863	1,200
*	Ligand Pharmaceuticals, Inc.	5,791	674,941
*	LivaNova PLC	6,267	313,037
		Shares	Value†
HEALTH CARE — (Continued)
*	MaxCyte, Inc.	19,188	$86,538
*	Monte Rosa Therapeutics, Inc.	7,641	50,889
*	Myriad Genetics, Inc.	15,100	191,317
	National HealthCare Corp.	7,051	723,926
*	Nektar Therapeutics	50,263	41,583
*	Neogen Corp.	47,686	546,482
*	NeoGenomics, Inc.	8,478	121,235
*	NextCure, Inc.	1,600	1,288
*	Nkarta, Inc.	11,627	27,207
*	Nuvation Bio, Inc.	15,889	36,704
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	43,030	138,557
*	Omnicell, Inc.	9,365	421,331
#*	OPKO Health, Inc.	44,822	68,129
*	OptimizeRx Corp.	6,330	35,132
*	Option Care Health, Inc.	23,594	729,526
*	OraSure Technologies, Inc.	37,582	151,080
*	Organogenesis Holdings, Inc.	33,644	123,810
*	ORIC Pharmaceuticals, Inc.	4,727	49,255
*	Orthofix Medical, Inc.	14,227	260,781
*	OrthoPediatrics Corp.	7,320	175,680
*	Owens & Minor, Inc.	33,604	478,521
#*	Pacific Biosciences of California, Inc.	16,497	25,405
*	Pacira BioSciences, Inc.	16,664	438,763
	Patterson Cos., Inc.	17,171	531,442
#*††	PDL BioPharma, Inc.	35,325	20,489
*	Pediatrix Medical Group, Inc.	32,133	449,219
*	PepGen, Inc.	299	386
*	Performant Healthcare, Inc.	6,486	15,307
	Perrigo Co. PLC	51,654	1,286,701
*	Personalis, Inc.	3,904	20,379
	Phibro Animal Health Corp., Class A	6,200	135,222
*	Pliant Therapeutics, Inc.	16,500	177,375
*	PMV Pharmaceuticals, Inc.	2,108	2,993
*	Precision BioSciences, Inc.	310	1,553
#	Premier, Inc., Class A	38,278	867,379
*	Prestige Consumer Healthcare, Inc.	13,772	1,057,276

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Puma Biotechnology, Inc.	18,806	$54,349
#*	Pyxis Oncology, Inc.	6,181	9,704
*	Quanterix Corp.	12,723	116,924
*	QuidelOrtho Corp.	11,007	478,364
*	Quipt Home Medical Corp.	4,730	15,278
*	RAPT Therapeutics, Inc.	2,152	2,453
*	REGENXBIO, Inc.	15,776	127,312
*	Relay Therapeutics, Inc.	36,343	162,453
*	Replimune Group, Inc.	927	12,959
	Revvity, Inc.	4,163	525,079
*	Sage Therapeutics, Inc.	10,534	76,372
*	SCYNEXIS, Inc.	4,780	5,115
*	Seer, Inc.	10,650	25,454
	Select Medical Holdings Corp.	20,039	394,167
*	Sensus Healthcare, Inc.	5,578	45,935
*	Shattuck Labs, Inc.	2,625	3,045
	SIGA Technologies, Inc.	14,350	85,813
	Simulations Plus, Inc.	1,280	43,930
*	Solid Biosciences, Inc.	8,281	26,334
*	Supernus Pharmaceuticals, Inc.	19,089	732,445
*	Surgery Partners, Inc.	33,349	850,066
*	Sutro Biopharma, Inc.	26,500	50,880
*	Tactile Systems Technology, Inc.	6,628	116,056
*	Teladoc Health, Inc.	61,446	624,291
*	Tenaya Therapeutics, Inc.	3,554	3,767
*	Tenet Healthcare Corp.	12,346	1,739,428
*	Terns Pharmaceuticals, Inc.	27,475	122,539
*	Third Harmonic Bio, Inc.	2,917	15,343
*	TruBridge, Inc.	5,730	142,219
*	TScan Therapeutics, Inc.	11,755	30,210
	Universal Health Services, Inc., Class B	7,104	1,339,530
	Utah Medical Products, Inc.	763	46,719
*	Vanda Pharmaceuticals, Inc.	28,944	127,643
		Shares	Value†
HEALTH CARE — (Continued)
*	Varex Imaging Corp.	19,787	$271,873
*	Ventyx Biosciences, Inc.	11,823	23,764
*	Veracyte, Inc.	29,345	1,334,611
*	Verve Therapeutics, Inc.	10,185	77,508
	Viatris, Inc.	319,691	3,606,114
*	Vicarious Surgical, Inc., Class A	940	12,540
*	Vir Biotechnology, Inc.	30,211	314,194
*	Voyager Therapeutics, Inc.	16,157	88,056
*	Werewolf Therapeutics, Inc.	2,854	3,824
*	Xencor, Inc.	845	15,447
*	Zimvie, Inc.	5,730	79,303
*	Zymeworks, Inc.	9,727	142,014
TOTAL HEALTH CARE			47,761,491
INDUSTRIALS — (15.9%)
*	3D Systems Corp.	31,609	113,792
*	AAR Corp.	13,656	925,331
	ABM Industries, Inc.	26,971	1,439,173
	ACCO Brands Corp.	46,552	244,864
	Acme United Corp.	700	25,375
*	AerSale Corp.	9,416	63,746
	AGCO Corp.	24,766	2,586,313
	Air Lease Corp.	43,419	2,005,958
*	Air Transport Services Group, Inc.	34,894	775,345
	Alamo Group, Inc.	5,943	1,102,783
*	Alaska Air Group, Inc.	36,232	2,653,994
	Albany International Corp., Class A	4,000	323,000
	Alight, Inc., Class A	130,674	895,117
	Allegiant Travel Co.	6,873	704,001
	Allient, Inc.	6,014	151,613
	Alta Equipment Group, Inc.	6,128	44,734
*	Ameresco, Inc., Class A	6,432	145,556
*	American Woodmark Corp.	8,455	658,306
	Apogee Enterprises, Inc.	9,656	492,649
	ArcBest Corp.	10,750	1,027,807
	Arcosa, Inc.	14,364	1,455,073
	Aris Water Solutions, Inc., Class A	1,747	44,601
	Astec Industries, Inc.	11,802	412,008
*	Astronics Corp. (ATRO US)	11,025	195,142
*	Astronics Corp. (ATROB US), Class B	385	7,481
*	Asure Software, Inc.	9,877	116,746

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Atkore, Inc.	4,277	$348,319
	AZZ, Inc.	8,147	698,931
	BGSF, Inc.	3,300	17,259
*	Blade Air Mobility, Inc.	26,456	101,856
*	BlueLinx Holdings, Inc.	4,368	470,783
	Boise Cascade Co.	15,348	1,936,304
*	Bowman Consulting Group Ltd.	3,139	79,825
	Brady Corp., Class A	9,327	694,768
*	BrightView Holdings, Inc.	33,719	531,411
*	Broadwind, Inc.	4,795	8,104
*	Cadeler AS (CDLR US), ADR	3,176	66,410
*	Chart Industries, Inc.	3,733	789,865
	Civeo Corp.	5,078	119,536
#*	Clarivate PLC	162,075	878,446
	CNH Industrial NV	178,542	2,299,621
	Columbus McKinnon Corp.	12,840	467,633
*	Commercial Vehicle Group, Inc.	16,836	35,187
	CompX International, Inc.	200	4,902
	Concentrix Corp.	8,816	460,900
	Concrete Pumping Holdings, Inc.	16,384	138,609
*	Conduent, Inc.	109,577	433,925
	Copa Holdings SA, Class A	5,121	477,380
#††	Costa Communications, Inc.	574	86
	Costamare, Inc.	50,905	593,552
	Covenant Logistics Group, Inc.	8,598	238,251
*»	CPI Aerostructures, Inc.	1,158	5,558
*	Custom Truck One Source, Inc.	48,874	248,769
	Deluxe Corp.	16,957	393,233
*	Distribution Solutions Group, Inc.	4,434	142,996
*	DLH Holdings Corp.	5,758	43,185
*	DNOW, Inc.	52,290	778,075
	Douglas Dynamics, Inc.	3,925	101,461
*	Ducommun, Inc.	5,634	385,253
	Dun & Bradstreet Holdings, Inc.	143,948	1,770,560
*	DXP Enterprises, Inc.	8,374	848,202
	Eastern Co.	2,426	65,551
	EnerSys	8,242	800,051
	Ennis, Inc.	13,134	272,530
	Enpro, Inc.	7,374	1,369,352
*	Enviri Corp.	32,715	313,410
		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	8,578	$1,138,644
	Espey Mfg. & Electronics Corp.	326	9,281
*	First Advantage Corp.	11,337	214,043
*	Forrester Research, Inc.	5,429	82,792
	FTAI Infrastructure, Inc.	5,050	35,451
*	FuelCell Energy, Inc.	1,839	14,124
*	Gates Industrial Corp. PLC	98,049	2,028,634
	GATX Corp.	7,119	1,177,981
	Genco Shipping & Trading Ltd.	21,155	305,901
*	Gencor Industries, Inc.	4,211	64,807
	Genpact Ltd.	25,232	1,228,546
*	Gibraltar Industries, Inc.	10,762	660,464
	Global Industrial Co.	6,784	167,633
*	GMS, Inc.	13,073	1,102,577
	Gorman-Rupp Co.	8,971	344,307
*	Graham Corp.	3,427	155,654
	Granite Construction, Inc.	12,741	1,122,992
*	Great Lakes Dredge & Dock Corp.	29,793	327,425
	Greenbrier Cos., Inc.	15,471	1,025,108
*	GXO Logistics, Inc.	7,326	332,967
	H&E Equipment Services, Inc.	2,251	199,641
*	Hayward Holdings, Inc.	22,788	343,187
*	Healthcare Services Group, Inc.	16,552	183,562
	Heartland Express, Inc.	29,459	337,011
	Heidrick & Struggles International, Inc.	9,674	449,744
	Helios Technologies, Inc.	7,247	323,289
	Herc Holdings, Inc.	1,284	261,885
#*	Hertz Global Holdings, Inc.	27,716	114,467
	Hillenbrand, Inc.	21,507	731,023
*	Hillman Solutions Corp.	31,020	310,200
	HNI Corp.	9,143	455,779
	Hub Group, Inc., Class A	22,742	1,014,521
*	Hudson Global, Inc.	786	10,108
*	Hudson Technologies, Inc.	18,401	106,726
	Hurco Cos., Inc.	3,130	67,264
*	Hyliion Holdings Corp.	8,922	20,967

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale, Inc.	3,227	$172,386
*	IBEX Holdings Ltd.	5,221	114,914
	ICF International, Inc.	6,316	737,140
*	IES Holdings, Inc.	1,071	236,991
	Insteel Industries, Inc.	9,840	282,310
	Interface, Inc.	17,456	432,211
*	Janus International Group, Inc.	36,883	305,760
	JBT Marel Corp.	2,273	302,309
*	JELD-WEN Holding, Inc.	30,555	272,551
*	JetBlue Airways Corp.	122,902	808,695
	Karat Packaging, Inc.	623	19,257
	Kelly Services, Inc., Class A	16,207	228,195
	Kennametal, Inc.	30,648	734,020
*	Kirby Corp.	12,046	1,314,821
	Knight-Swift Transportation Holdings, Inc.	58,745	3,353,752
	Korn Ferry	18,463	1,305,888
*	L.B. Foster Co., Class A	4,474	124,511
	Lindsay Corp.	686	92,054
	LSI Industries, Inc.	11,991	252,650
	Luxfer Holdings PLC	7,502	106,153
*	Manitowoc Co., Inc.	17,506	174,885
	ManpowerGroup, Inc.	15,247	918,174
	Marten Transport Ltd.	28,726	442,380
*	Masterbrand, Inc.	31,065	538,046
*	Matrix Service Co.	13,736	186,260
	Matson, Inc.	12,223	1,733,833
	Matthews International Corp., Class A	13,348	373,611
	Maximus, Inc.	5,901	444,286
*	Mayville Engineering Co., Inc.	7,956	126,103
	McGrath RentCorp	5,993	735,161
*	Mercury Systems, Inc.	20,421	851,351
	Miller Industries, Inc.	5,647	372,533
	MillerKnoll, Inc.	19,196	430,758
*	Mistras Group, Inc.	11,228	111,382
*	Montrose Environmental Group, Inc.	3,216	66,957
*	MRC Global, Inc.	30,098	441,839
	MSC Industrial Direct Co., Inc., Class A	7,062	567,855
	Mueller Industries, Inc.	26,333	2,073,724
*	MYR Group, Inc.	2,332	330,141
	National Presto Industries, Inc.	3,409	327,844
	NL Industries, Inc.	7,073	54,462
*	NN, Inc.	18,016	54,769
*	Northwest Pipe Co.	5,166	249,828
*	NV5 Global, Inc.	14,336	270,090
		Shares	Value†
INDUSTRIALS — (Continued)
*	OPENLANE, Inc.	45,225	$918,520
*	Orion Group Holdings, Inc.	13,009	102,511
	Oshkosh Corp.	10,179	1,184,836
*	PAMT Corp.	7,251	116,088
	Pangaea Logistics Solutions Ltd.	15,206	79,831
	Park Aerospace Corp.	8,300	120,267
	Park-Ohio Holdings Corp.	5,200	129,376
*	Paycor HCM, Inc.	15,487	342,727
*	Perma-Pipe International Holdings, Inc.	2,191	33,281
#*	Plug Power, Inc.	51,232	95,292
	Preformed Line Products Co.	2,517	378,657
	Primoris Services Corp.	23,891	1,834,112
*	Proto Labs, Inc.	10,030	418,552
	Quad/Graphics, Inc.	6,884	46,260
	Quanex Building Products Corp.	13,404	281,484
*	Quest Resource Holding Corp.	6,721	39,318
*	Radiant Logistics, Inc.	25,143	176,504
	Regal Rexnord Corp.	17,716	2,812,061
*	Resideo Technologies, Inc.	50,651	1,140,661
	Resources Connection, Inc.	16,985	142,674
	REV Group, Inc.	16,037	556,484
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	1,627,553
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	263,443
	Ryder System, Inc.	13,469	2,147,093
	Schneider National, Inc., Class B	33,650	1,001,087
	Science Applications International Corp.	335	36,274
	Sensata Technologies Holding PLC	34,036	924,418
	Shyft Group, Inc.	8,604	103,334
*	SIFCO Industries, Inc.	659	2,559
*	SkyWest, Inc.	21,155	2,558,063
	Standex International Corp.	2,335	426,604
#	Stanley Black & Decker, Inc.	32,803	2,888,960
	Steelcase, Inc., Class A	35,458	407,058
*	Stratasys Ltd.	2,013	18,741

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sun Country Airlines Holdings, Inc.	19,584	$332,145
*	Sunrun, Inc.	55,999	506,791
*	TaskUS, Inc., Class A	1,439	23,672
*	Taylor Devices, Inc.	632	21,109
	Terex Corp.	18,390	884,375
*	Thermon Group Holdings, Inc.	15,823	437,981
	Timken Co.	7,746	621,771
*	Titan International, Inc.	28,532	251,938
*	Titan Machinery, Inc.	11,375	212,940
	Trinity Industries, Inc.	38,005	1,437,729
*	TrueBlue, Inc.	17,100	139,365
	TTEC Holdings, Inc.	4,362	16,488
*	Tutor Perini Corp.	26,998	650,382
	Twin Disc, Inc.	5,122	57,827
	UFP Industries, Inc.	16,180	1,871,217
*	U-Haul Holding Co. (UHAL US)	4,330	315,527
	U-Haul Holding Co. (UHAL/B US)	29,431	1,905,363
*	Ultralife Corp.	7,629	57,828
	UniFirst Corp.	4,908	1,051,883
	Universal Logistics Holdings, Inc.	8,276	365,965
*	V2X, Inc.	5,057	263,621
	Vestis Corp.	18,177	254,114
	Virco Mfg. Corp.	6,012	65,531
*	VirTra, Inc.	4,692	29,888
#	VSE Corp.	6,543	669,676
	Wabash National Corp.	17,347	270,613
	Werner Enterprises, Inc.	22,424	809,506
	WESCO International, Inc.	17,921	3,315,385
*	Willdan Group, Inc.	2,425	85,712
	Willis Lease Finance Corp.	2,750	533,280
TOTAL INDUSTRIALS			118,396,407
INFORMATION TECHNOLOGY — (6.0%)
*	8x8, Inc.	21,535	60,298
*	908 Devices, Inc.	10,663	26,657
*	Alpha & Omega Semiconductor Ltd.	13,931	535,229
	Amkor Technology, Inc.	84,163	2,071,251
*	Amtech Systems, Inc.	6,555	33,103
*	Arrow Electronics, Inc.	24,633	2,870,976
*	ASGN, Inc.	3,766	332,199
*	AstroNova, Inc.	1,475	17,110
*	Aviat Networks, Inc.	5,428	103,403
	Avnet, Inc.	45,439	2,347,379
*	Aware, Inc.	4,272	7,134
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Axcelis Technologies, Inc.	346	$23,528
	Bel Fuse, Inc. (BELFB US), Class B	5,259	426,505
	Benchmark Electronics, Inc.	18,233	777,820
*	Brightcove, Inc.	10,373	46,056
*	Calix, Inc.	6,786	269,268
*	Cambium Networks Corp.	1,246	1,470
*	Cerence, Inc.	11,855	147,713
*	CEVA, Inc.	6,849	220,606
*	Clearfield, Inc.	4,461	162,782
*	Coherent Corp.	3,473	314,272
*	Cohu, Inc.	18,258	418,291
*	Comtech Telecommunications Corp.	14,120	28,240
*	Consensus Cloud Solutions, Inc.	366	10,365
*	CoreCard Corp.	1,270	29,350
*	Corsair Gaming, Inc.	16,282	149,143
	Crane NXT Co.	4,441	284,091
*	Crexendo, Inc.	7,993	46,120
	CSP, Inc.	1,055	21,079
	CTS Corp.	10,967	560,304
*	Daily Journal Corp.	333	136,563
*	Daktronics, Inc.	22,360	366,928
*	Diebold Nixdorf, Inc.	1,998	86,493
*	Digi International, Inc.	15,127	472,719
*	Digital Turbine, Inc.	17,222	45,122
*	Diodes, Inc.	13,309	784,965
*	DoubleVerify Holdings, Inc.	15,546	320,403
*	DXC Technology Co.	68,205	1,481,413
*	E2open Parent Holdings, Inc.	84,144	221,299
*	Eastman Kodak Co.	17,202	127,123
*	eGain Corp.	5,992	36,551
*	ePlus, Inc.	9,534	761,767
*	Everspin Technologies, Inc.	5,420	33,170
*	FARO Technologies, Inc.	5,927	188,004
*	Fastly, Inc., Class A	21,661	226,791
*	FormFactor, Inc.	2,501	100,165
	Frequency Electronics, Inc.	3,674	61,466
*	Ichor Holdings Ltd.	11,695	321,145
*	Identiv, Inc.	1,677	5,802
	Information Services Group, Inc.	22,129	67,715
*	Insight Enterprises, Inc.	3,157	545,372
*	inTEST Corp.	5,710	52,246
*	Intevac, Inc.	13,564	47,745
*	IPG Photonics Corp.	9,799	718,561

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Juniper Networks, Inc.	28,101	$979,601
*	Key Tronic Corp.	2,718	9,921
*	Kimball Electronics, Inc.	12,465	226,614
*	Knowles Corp.	44,503	842,442
	Kulicke & Soffa Industries, Inc.	17,761	787,700
*	KVH Industries, Inc.	9,329	57,000
*	Lantronix, Inc.	10,097	39,681
*	LightPath Technologies, Inc., Class A	3,216	9,648
*	LiveRamp Holdings, Inc.	18,017	612,578
	Logility Supply Chain Solutions, Inc.	7,589	107,157
*	Magnachip Semiconductor Corp.	21,665	87,743
*	Matterport, Inc.	51,963	270,727
*	MaxLinear, Inc.	7,873	140,612
	Methode Electronics, Inc.	12,779	144,658
*	Mirion Technologies, Inc.	32,166	509,509
*	Mitek Systems, Inc.	11,197	114,209
*	N-able, Inc.	15,700	152,133
*	nCino, Inc.	631	21,460
*	NETGEAR, Inc.	14,852	410,658
*	NetScout Systems, Inc.	33,146	790,201
	Network-1 Technologies, Inc.	3,000	4,080
*	nLight, Inc.	8,650	96,620
*	Olo, Inc., Class A	37,384	275,894
*	ON24, Inc.	15,477	106,637
*	Optical Cable Corp.	1,600	7,888
*	OSI Systems, Inc.	5,610	1,102,028
	PC Connection, Inc.	11,579	859,393
*	Penguin Solutions, Inc.	3,552	72,035
*	Photronics, Inc.	25,402	583,992
*	Plexus Corp.	9,695	1,373,878
*	RF Industries Ltd.	681	3,562
*	Ribbon Communications, Inc.	65,217	267,390
	Richardson Electronics Ltd.	4,924	64,997
#*	Riot Platforms, Inc.	32,634	387,692
*	Rogers Corp.	6,727	625,947
*	Sanmina Corp.	25,647	2,147,423
*	ScanSource, Inc.	12,586	526,724
#*††	Silicon Graphics, Inc.	137	0
*	SmartRent, Inc.	29,561	43,455
	SolarWinds Corp.	53,693	798,952
*	SoundThinking, Inc.	3,442	45,951
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synaptics, Inc.	797	$67,665
*	Synchronoss Technologies, Inc.	1,130	11,164
	TD SYNNEX Corp.	30,778	4,386,173
*	Telos Corp.	8,552	26,597
*	TransAct Technologies, Inc.	1,945	8,714
*	TTM Technologies, Inc.	52,171	1,282,885
*	Ultra Clean Holdings, Inc.	21,643	797,977
*	Veeco Instruments, Inc.	4,700	119,286
*	Verint Systems, Inc.	15,941	404,583
*	Viasat, Inc.	19,181	184,521
*	Viavi Solutions, Inc.	32,514	391,469
	Vishay Intertechnology, Inc.	57,059	966,009
*	Vishay Precision Group, Inc.	6,460	150,518
*	WidePoint Corp.	744	2,827
	Xerox Holdings Corp.	69,361	592,343
*	Xperi, Inc.	15,108	136,274
TOTAL INFORMATION TECHNOLOGY			44,789,065
MATERIALS — (6.0%)
	AdvanSix, Inc.	12,400	387,872
	Alcoa Corp.	49,510	1,748,693
*	Alpha Metallurgical Resources, Inc.	5,153	943,875
*	Alto Ingredients, Inc.	35,264	57,480
#	Amcor PLC	52,636	511,622
	American Vanguard Corp.	15,311	94,622
*	Ampco-Pittsburgh Corp.	4,848	12,120
*	Arcadium Lithium PLC	9,878	56,700
*	Arq, Inc.	10,188	63,573
*	Ascent Industries Co.	912	10,296
	Ashland, Inc.	19,726	1,252,404
*	Aspen Aerogels, Inc.	4,500	52,605
	Avient Corp.	23,469	1,006,820
*	Bioceres Crop Solutions Corp.	3,494	23,934
	Cabot Corp.	3,851	332,996
	Caledonia Mining Corp. PLC	6,555	61,551
	Celanese Corp.	26,878	1,909,413
*	Century Aluminum Co.	3,192	58,350
*	Clearwater Paper Corp.	8,054	258,936
*	Cleveland-Cliffs, Inc.	166,211	1,702,001
*	Coeur Mining, Inc.	153,093	1,010,414

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Commercial Metals Co.	41,752	$2,024,555
	Compass Minerals International, Inc.	10,028	116,926
*	Core Molding Technologies, Inc.	2,490	36,777
	Eastman Chemical Co.	24,315	2,422,990
*	Ecovyst, Inc.	49,810	386,526
	Element Solutions, Inc.	32,311	833,947
	Ferroglobe PLC	32,700	127,203
	First Majestic Silver Corp. (AG US)	33,813	192,734
	Fortitude Gold Corp.	5,267	27,599
	Friedman Industries, Inc.	2,766	41,960
#*	Ginkgo Bioworks Holdings, Inc.	6,600	88,176
	Graphic Packaging Holding Co.	55,145	1,512,627
	Greif, Inc. (GEF US), Class A	11,043	676,052
	Greif, Inc. (GEF/B US), Class B	4,394	278,448
	HB Fuller Co.	11,090	700,112
	Hecla Mining Co.	218,659	1,241,983
	Huntsman Corp.	72,681	1,223,221
	Innospec, Inc.	8,320	943,072
*	Intrepid Potash, Inc.	6,613	173,856
	Kaiser Aluminum Corp.	3,739	261,730
	Koppers Holdings, Inc.	8,891	264,596
	Kronos Worldwide, Inc.	26,148	250,759
*	LSB Industries, Inc.	27,966	236,033
#*	Magnera Corp.	9,596	179,061
	Materion Corp.	6,554	661,954
	Mativ Holdings, Inc.	24,035	229,534
*	McEwen Mining, Inc.	9,934	81,856
	Mercer International, Inc.	34,569	232,649
*	Metallus, Inc.	21,989	328,516
	Minerals Technologies, Inc.	15,731	1,206,410
	Mosaic Co.	81,902	2,284,247
#*	MP Materials Corp.	16,523	362,845
	Myers Industries, Inc.	10,612	127,769
*	Nexa Resources SA	9,879	61,645
	Northern Technologies International Corp.	1,645	19,477
*	O-I Glass, Inc.	53,397	637,560
	Olin Corp.	41,223	1,207,422
	Olympic Steel, Inc.	5,630	194,066
	Orion SA	13,849	193,194
	Pactiv Evergreen, Inc.	31,518	559,129
		Shares	Value†
MATERIALS — (Continued)
*	Perimeter Solutions, Inc.	19,670	$245,875
	Quaker Chemical Corp.	3,057	431,587
	Radius Recycling, Inc.	13,975	167,840
	Ramaco Resources, Inc. (METC US), Class A	13,103	124,085
	Ramaco Resources, Inc. (METCB US), Class B	180	1,586
*	Ranpak Holdings Corp.	16,457	120,465
*	Rayonier Advanced Materials, Inc.	31,099	248,792
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	15,125	338,195
	Sensient Technologies Corp.	4,959	374,454
	Silgan Holdings, Inc.	15,747	866,400
	Sonoco Products Co.	21,495	1,024,022
	Stepan Co.	8,464	536,533
	SunCoke Energy, Inc.	40,627	381,488
	Sylvamo Corp.	3,535	283,154
*	Tredegar Corp.	15,536	121,958
	TriMas Corp.	14,805	359,762
	Tronox Holdings PLC	63,271	649,793
	U.S. Steel Corp.	74,750	2,754,538
	Warrior Met Coal, Inc.	17,356	915,876
	Westlake Corp.	2,095	239,396
	Worthington Steel, Inc.	15,641	454,371
TOTAL MATERIALS			44,832,244
REAL ESTATE — (1.2%)
*	AMREP Corp.	1,949	59,172
*	Anywhere Real Estate, Inc.	51,347	185,363
*	Cushman & Wakefield PLC	83,870	1,156,567
*	Douglas Elliman, Inc.	29,445	52,412
*	Five Point Holdings LLC, Class A	16,410	107,814
*	Forestar Group, Inc.	19,031	454,080
*	FRP Holdings, Inc.	7,960	243,098
*	Howard Hughes Holdings, Inc.	17,853	1,363,434
*	Jones Lang LaSalle, Inc.	11,024	3,117,587
	Kennedy-Wilson Holdings, Inc.	46,092	417,133
	Marcus & Millichap, Inc.	13,324	508,444

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Newmark Group, Inc., Class A	51,131	$722,481
*	Opendoor Technologies, Inc.	84,579	116,719
*	Rafael Holdings, Inc., Class B	2,100	4,326
*	RE/MAX Holdings, Inc., Class A	9,594	95,748
	RMR Group, Inc., Class A	3,378	63,067
*	Seaport Entertainment Group, Inc.	4,496	119,638
*	Star Holdings	4,116	36,591
*	Stratus Properties, Inc.	2,386	46,026
*	Tejon Ranch Co.	13,125	212,887
TOTAL REAL ESTATE			9,082,587
UTILITIES — (0.5%)
*	Altus Power, Inc.	54,989	221,606
#	Brookfield Renewable Corp.	37,729	1,006,987
	Genie Energy Ltd., Class B	6,818	97,702
	MDU Resources Group, Inc.	63,528	1,132,069
*	Montauk Renewables, Inc.	16,153	67,519
	New Jersey Resources Corp.	5,546	265,931
	Ormat Technologies, Inc.	12,858	824,841
*	Sunnova Energy International, Inc.	47,700	122,589
TOTAL UTILITIES			3,739,244
TOTAL COMMON STOCKS			717,088,677
	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
CONSUMER, CYCLICAL — (0.0%)
*» Lazydays Holdings, Inc. Rights 02/05/2025	4,239	$0
TOTAL RIGHTS/WARRANTS		0
TOTAL INVESTMENT SECURITIES (Cost $572,627,100)		717,088,677

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	1,809,243	1,809,243
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	2,170,268	25,105,659
TOTAL INVESTMENTS — (100.0%)
(Cost $599,539,936)^^			$744,003,579
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$27,098,577	—	—	$27,098,577
Consumer Discretionary	106,901,819	—	—	106,901,819
Consumer Staples	42,324,352	—	—	42,324,352
Energy	66,518,368	—	—	66,518,368
Financials	205,644,425	$98	—	205,644,523
Health Care	47,740,917	—	$20,574	47,761,491
Industrials	118,390,763	5,558	86	118,396,407
Information Technology	44,789,065	—	—	44,789,065

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$44,825,663	—	$6,581	$44,832,244
Real Estate	9,082,587	—	—	9,082,587
Utilities	3,739,244	—	—	3,739,244
Temporary Cash Investments	1,809,243	—	—	1,809,243
Securities Lending Collateral	—	$25,105,659	—	25,105,659
Total Investments in Securities	$718,865,023	$25,111,315	$27,241˂˃	$744,003,579

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2025, the DFA Commodity Strategy Portfolio held $239,175,329 in the Subsidiary, representing 22.46% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$249,126
U.S. Large Cap Value Portfolio	15,785,226
U.S. Targeted Value Portfolio	10,293,501
U.S. Small Cap Value Portfolio	13,151,452
U.S. Core Equity 1 Portfolio	12,237,422
U.S. Core Equity 2 Portfolio	12,922,669
U.S. Vector Equity Portfolio	3,195,147
U.S. Small Cap Portfolio	11,189,290
U.S. Micro Cap Portfolio	4,610,740
DFA Real Estate Securities Portfolio	4,349,541
Large Cap International Portfolio	4,129,016
International Core Equity Portfolio	24,067,059
International Small Company Portfolio	9,856,127
Global Small Company Portfolio	71,942
Japanese Small Company Portfolio	176,570
Asia Pacific Small Company Portfolio	153,616
United Kingdom Small Company Portfolio	19,357
Continental Small Company Portfolio	12,041
DFA International Real Estate Securities Portfolio	3,649,751
DFA Global Real Estate Securities Portfolio	6,804,110
DFA International Small Cap Value Portfolio	8,971,359
International Vector Equity Portfolio	2,635,433
World ex U.S. Value Portfolio	224,067
World ex U.S. Targeted Value Portfolio	595,056
World ex U.S. Core Equity Portfolio	3,244,841
Selectively Hedged Global Equity Portfolio	166,176
Emerging Markets Portfolio	2,877,313
Emerging Markets Small Cap Portfolio	2,682,797
Emerging Markets Value Portfolio	9,195,611
Emerging Markets Core Equity Portfolio	19,874,297
U.S. Large Cap Equity Portfolio	1,026,458
DFA Commodity Strategy Portfolio	2,762,516
DFA One-Year Fixed Income Portfolio	4,767,592

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,496,880
DFA Selectively Hedged Global Fixed Income Portfolio	1,009,712
DFA Short-Term Government Portfolio	1,690,033
DFA Five-Year Global Fixed Income Portfolio	9,369,867
DFA World ex U.S. Government Fixed Income Portfolio	1,094,024
DFA Intermediate Government Fixed Income Portfolio	6,277,766
DFA Short-Term Extended Quality Portfolio	5,661,471
DFA Intermediate-Term Extended Quality Portfolio	1,976,969
DFA Targeted Credit Portfolio	854,989
DFA Investment Grade Portfolio	12,748,947
DFA Inflation-Protected Securities Portfolio	5,537,317
DFA Short-Term Municipal Bond Portfolio	1,559,640
DFA Intermediate-Term Municipal Bond Portfolio	1,367,600
DFA Selective State Municipal Bond Portfolio	445,942
DFA Short-Term Selective State Municipal Bond Portfolio	189,206
DFA California Short-Term Municipal Bond Portfolio	704,645
DFA California Intermediate-Term Municipal Bond Portfolio	423,406
DFA NY Municipal Bond Portfolio	146,141
Dimensional Retirement Income Fund	45,743
Dimensional 2045 Target Date Retirement Income Fund	139,293
Dimensional 2050 Target Date Retirement Income Fund	121,636
Dimensional 2055 Target Date Retirement Income Fund	85,775
Dimensional 2060 Target Date Retirement Income Fund	70,922
Dimensional 2065 Target Date Retirement Income Fund	25,790
Dimensional 2070 Target Date Retirement Income Fund	10
Dimensional 2010 Target Date Retirement Income Fund	12,594
Dimensional 2015 Target Date Retirement Income Fund	24,131
Dimensional 2020 Target Date Retirement Income Fund	67,568
Dimensional 2025 Target Date Retirement Income Fund	135,176
Dimensional 2030 Target Date Retirement Income Fund	176,412
Dimensional 2035 Target Date Retirement Income Fund	170,128
Dimensional 2040 Target Date Retirement Income Fund	156,410
DFA Short-Duration Real Return Portfolio	1,929,109
DFA Municipal Real Return Portfolio	1,624,160
DFA Municipal Bond Portfolio	516,289
World Core Equity Portfolio	658,740
DFA LTIP Portfolio	537,136
U.S. Social Core Equity 2 Portfolio	905,701
U.S. Sustainability Core 1 Portfolio	4,003,544
U.S. Sustainability Targeted Value Portfolio	396,727
International Sustainability Core 1 Portfolio	2,751,371
International Social Core Equity Portfolio	1,241,419
Global Social Core Equity Portfolio	46,999
Emerging Markets Social Core Equity Portfolio	1,269,514
Dimensional VA U.S. Targeted Value Portfolio	599,848
Dimensional VA U.S. Large Value Portfolio	430,744
Dimensional VA International Value Portfolio	460,024
Dimensional VA International Small Portfolio	316,823

Federal Tax Cost
Dimensional VA Short-Term Fixed Portfolio	$396,118
Dimensional VA Global Bond Portfolio	335,780
Dimensional VIT Inflation-Protected Securities Portfolio	216,845
Dimensional VA Global Moderate Allocation Portfolio	167,417
U.S. Large Cap Growth Portfolio	2,000,400
U.S. Small Cap Growth Portfolio	1,116,065
International Large Cap Growth Portfolio	722,206
International Small Cap Growth Portfolio	228,187
DFA Social Fixed Income Portfolio	659,199
DFA Diversified Fixed Income Portfolio	1,823,968
U.S. High Relative Profitability Portfolio	3,409,585
International High Relative Profitability Portfolio	1,285,930
Dimensional VA Equity Allocation Portfolio	149,083
DFA MN Municipal Bond Portfolio	26,133
DFA California Municipal Real Return Portfolio	335,639
DFA Global Core Plus Fixed Income Portfolio	2,853,157
Emerging Markets Sustainability Core 1 Portfolio	927,559
Emerging Markets Targeted Value Portfolio	225,734
DFA Global Sustainability Fixed Income Portfolio	763,080
DFA Oregon Municipal Bond Portfolio	72,344
DFA Global Core Plus Real Return Portfolio	275,807
Emerging Markets ex China Core Equity Portfolio	1,083,778
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.